Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	1,340	$ 4,606
Transamerica Global Multifactor Macro (A) (B)	852,309	7,841,241

		7,845,847

International Equity Funds - 12.0%
Transamerica Emerging Markets Equity (B)	3,350,851	32,536,766
Transamerica International Equity (B)	2,015,461	33,980,672
Transamerica International Growth (B)	2,901,616	20,688,519
Transamerica International Small Cap Value (B)	631,558	7,465,010

		94,670,967

International Fixed Income Funds - 8.1%
Transamerica Emerging Markets Debt (B)	2,713,086	29,192,803
Transamerica Inflation Opportunities (B)	3,371,957	34,495,123

		63,687,926

U.S. Alternative Funds - 3.8%
Transamerica Event Driven (B)	1,120,224	11,840,767
Transamerica Managed Futures Strategy (A) (B)	2,346,122	17,924,375

		29,765,142

U.S. Equity Funds - 16.1%
Transamerica Capital Growth (B)	783,691	11,919,946
Transamerica Concentrated Growth (B)	580,427	10,459,291
Transamerica Dividend Focused (B)	3,203,420	29,887,912
Transamerica Growth (B)	1,501,764	12,404,567
Transamerica Large Cap Value (B)	2,053,999	23,251,265
Transamerica Mid Cap Value (B)	414,567	5,327,191

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	214,906	$ 2,510,108
Transamerica Multi-Cap Growth (B)	1,360,939	11,350,232
Transamerica Small Cap Core (B)	246,121	2,392,297
Transamerica Small Cap Growth (B)	231,460	1,634,107
Transamerica Small Cap Value (B)	241,697	2,368,630
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	1,529	951
Transamerica US Growth (B)	579,655	12,862,552

		126,369,049

U.S. Fixed Income Funds - 57.0%
Transamerica Bond (B)	1,781,699	16,641,070
Transamerica Core Bond (B)	10,912,661	110,217,878
Transamerica Floating Rate (B)	882,533	8,640,002
Transamerica Intermediate Bond (B)	7,351,049	75,936,333
Transamerica Short-Term Bond (B)	6,232,420	62,635,819
Transamerica Total Return (B)	16,706,936	173,585,060

		447,656,162

U.S. Mixed Allocation Fund - 2.1%
Transamerica MLP & Energy Income (B)	2,360,945	16,266,909

Total Investment Companies (Cost $759,367,127)		786,262,002

Total Investments (Cost $759,367,127)		786,262,002
Net Other Assets (Liabilities) - (0.1)%		(755,815)

Net Assets - 100.0%		$ 785,506,187

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$786,256,445	$—	$—	$786,256,445

Total	$786,256,445	$—	$—	$786,256,445

Investment Companies Measured at Net Asset Value (D)				5,557

Total Investments				$786,262,002

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2019	Shares as of July 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$18,334,771	$604,236	$(3,005,241)	$(80,281)	$787,585	$16,641,070	1,781,699	$504,188	$—
Transamerica Capital Growth	11,800,661	1,045,767	(2,051,998)	225,942	899,574	11,919,946	783,691	951,060	—
Transamerica Concentrated Growth	11,097,209	1,225,938	(1,935,573)	63,850	7,867	10,459,291	580,427	1,168,452	—
Transamerica Core Bond	119,416,182	3,150,146	(19,457,604)	(925,634)	8,034,788	110,217,878	10,912,661	2,572,255	—
Transamerica Dividend Focused	34,133,665	5,248,708	(5,995,910)	(2,053,338)	(1,445,213)	29,887,912	3,203,420	5,070,630	—
Transamerica Emerging Markets Debt	30,789,931	1,012,547	(5,185,635)	(154,603)	2,730,563	29,192,803	2,713,086	861,700	—
Transamerica Emerging Markets Equity	36,919,787	595,546	(6,461,614)	(1,186,714)	2,669,761	32,536,766	3,350,851	403,635	—
Transamerica Event Driven	13,351,364	311,437	(2,226,637)	(52,116)	456,719	11,840,767	1,120,224	245,306	—
Transamerica Floating Rate	21,441,112	540,893	(13,217,456)	(205,514)	80,967	8,640,002	882,533	416,860	—
Transamerica Global Allocation Liquidating Trust	39,784	—	(33,763)	(33,642)	32,227	4,606	1,340	—	—
Transamerica Global Multifactor Macro	9,586,065	46,249	(1,557,189)	(152,135)	(81,749)	7,841,241	852,309	—	—
Transamerica Growth	13,165,192	3,988,382	(2,343,063)	(572,920)	(1,833,024)	12,404,567	1,501,764	3,918,793	—
Transamerica Inflation Opportunities	37,923,449	723,241	(6,228,761)	(171,853)	2,249,047	34,495,123	3,371,957	538,247	—
Transamerica Intermediate Bond	82,340,243	2,099,894	(13,447,140)	(366,276)	5,309,612	75,936,333	7,351,049	1,700,514	—
Transamerica International Equity	40,374,544	2,159,563	(7,072,847)	(1,011,880)	(468,708)	33,980,672	2,015,461	1,949,500	—
Transamerica International Growth	22,737,286	3,585,608	(4,002,126)	(1,144,009)	(488,240)	20,688,519	2,901,616	3,466,745	—
Transamerica International Small Cap Value	8,760,960	666,971	(1,557,191)	(162,003)	(243,727)	7,465,010	631,558	620,722	—
Transamerica Large Cap Value	26,737,882	2,837,238	(4,758,890)	(447,454)	(1,117,511)	23,251,265	2,053,999	2,695,899	—
Transamerica Managed Futures Strategy	20,965,566	106,761	(3,594,636)	(1,360,014)	1,806,698	17,924,375	2,346,122	—	—
Transamerica Mid Cap Value	5,842,732	1,256,037	(1,018,722)	(69,703)	(683,153)	5,327,191	414,567	1,225,781	—
Transamerica Mid Cap Value Opportunities	2,732,538	213,814	(465,702)	(493)	29,951	2,510,108	214,906	199,982	—
Transamerica MLP & Energy Income	18,790,680	809,167	(3,956,125)	(234,798)	857,985	16,266,909	2,360,945	709,754	—
Transamerica Multi-Cap Growth	12,181,552	1,111,909	(2,124,764)	(8,576)	190,111	11,350,232	1,360,939	645,844	402,959
Transamerica Short-Term Bond	59,804,269	10,923,520	(9,262,867)	63,073	1,107,824	62,635,819	6,232,420	1,404,811	—
Transamerica Small Cap Core	3,096,054	282,892	(538,467)	(38,133)	(410,049)	2,392,297	246,121	266,900	—
Transamerica Small Cap Growth	1,707,455	161,637	(305,617)	(92,289)	162,921	1,634,107	231,460	152,560	—
Transamerica Small Cap Value	2,820,328	255,867	(494,808)	9,369	(222,126)	2,368,630	241,697	241,172	—
Transamerica Small Company Growth Liquidating Trust	951	—	—	—	—	951	1,529	—	—
Transamerica Total Return	190,183,890	4,512,421	(30,896,404)	(312,825)	10,097,978	173,585,060	16,706,936	3,594,797	—
Transamerica US Growth	13,137,884	1,336,274	(2,328,509)	176,561	540,342	12,862,552	579,655	1,267,117	—

Total	$870,213,986	$50,812,663	$(155,525,259)	$(10,298,408)	$31,059,020	$786,262,002	76,946,942	$36,793,224	$402,959

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At July 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$4,606	0.0	%(F)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	951	0.0	(F)

Total			$29,075	$5,557	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.7%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	874	$ 3,006
Transamerica Global Multifactor Macro (A) (B)	2,243,780	20,642,776

		20,645,782

International Equity Funds - 37.8%
Transamerica Emerging Markets Equity (B)	14,389,991	139,726,808
Transamerica Global Real Estate Securities (B)	267,858	3,857,151
Transamerica International Equity (B)	9,124,744	153,843,181
Transamerica International Growth (B)	15,139,090	107,941,714
Transamerica International Small Cap Value (B)	3,307,426	39,093,776

		444,462,630

U.S. Alternative Funds - 5.0%
Transamerica Event Driven (B)	2,596,624	27,446,321
Transamerica Managed Futures Strategy (A) (B)	4,101,412	31,334,789

		58,781,110

U.S. Equity Funds - 50.2%
Transamerica Capital Growth (B)	3,402,888	51,757,931
Transamerica Concentrated Growth (B)	2,533,815	45,659,354
Transamerica Dividend Focused (B)	14,007,987	130,694,515
Transamerica Growth (B)	6,592,314	54,452,516

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Large Cap Value (B)	9,071,384	$ 102,688,067
Transamerica Mid Cap Value (B)	3,472,492	44,621,518
Transamerica Mid Cap Value Opportunities (B)	1,599,480	18,681,928
Transamerica Multi-Cap Growth (B)	5,875,075	48,998,128
Transamerica Small Cap Core (B)	217,588	2,114,958
Transamerica Small Cap Growth (B)	1,866,741	13,179,191
Transamerica Small Cap Value (B)	2,300,380	22,543,720
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,111	3,180
Transamerica US Growth (B)	2,527,282	56,080,394

		591,475,400

U.S. Mixed Allocation Fund - 5.4%
Transamerica MLP & Energy Income (B)	9,164,145	63,140,956

Total Investment Companies (Cost $1,104,845,453)		1,178,505,878

Total Investments (Cost $1,104,845,453)		1,178,505,878
Net Other Assets (Liabilities) - (0.1)%		(1,357,118)

Net Assets - 100.0%		$ 1,177,148,760

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,178,499,692	$—	$—	$1,178,499,692

Total	$1,178,499,692	$—	$—	$1,178,499,692

Investment Companies Measured at Net Asset Value (D)				6,186

Total Investments				$1,178,505,878

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2019	Shares as of July 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$50,177,675	$4,141,499	$(7,380,022)	$588,246	$4,230,533	$51,757,931	3,402,888	$4,119,469	$—
Transamerica Concentrated Growth	47,240,061	5,066,926	(6,941,416)	(105,508)	399,291	45,659,354	2,533,815	5,066,926	—
Transamerica Dividend Focused	145,438,423	22,012,888	(21,530,017)	(3,247,045)	(11,979,734)	130,694,515	14,007,987	22,012,702	—
Transamerica Emerging Markets Equity	154,599,267	1,721,269	(22,845,651)	(4,073,454)	10,325,377	139,726,808	14,389,991	1,721,269	—
Transamerica Event Driven	30,204,094	564,839	(4,252,572)	(148,260)	1,078,220	27,446,321	2,596,624	564,839	—
Transamerica Global Allocation Liquidating Trust	25,959	—	(22,030)	(21,951)	21,028	3,006	874	—	—
Transamerica Global Multifactor Macro	24,625,316	—	(3,375,358)	(286,435)	(320,747)	20,642,776	2,243,780	—	—
Transamerica Global Real Estate Securities	3,917,377	101,833	(553,024)	112,836	278,129	3,857,151	267,858	101,833	—
Transamerica Growth	56,326,041	17,089,222	(8,447,932)	(2,720,348)	(7,794,467)	54,452,516	6,592,314	17,089,222	—
Transamerica International Equity	178,038,775	8,759,514	(26,259,148)	(4,904,483)	(1,791,477)	153,843,181	9,124,744	8,759,514	—
Transamerica International Growth	115,622,231	17,965,151	(17,162,843)	(5,325,401)	(3,157,424)	107,941,714	15,139,090	17,965,151	—
Transamerica International Small Cap Value	44,635,814	3,223,828	(6,655,369)	(1,400,604)	(709,893)	39,093,776	3,307,426	3,223,828	—
Transamerica Large Cap Value	115,027,899	11,822,698	(17,277,395)	(1,756,606)	(5,128,529)	102,688,067	9,071,384	11,822,564	—
Transamerica Managed Futures Strategy	35,696,267	—	(5,167,923)	(1,804,767)	2,611,212	31,334,789	4,101,412	—	—
Transamerica Mid Cap Value	47,737,586	10,200,680	(7,017,695)	(1,468,423)	(4,830,630)	44,621,518	3,472,492	10,200,680	—
Transamerica Mid Cap Value Opportunities	19,879,753	1,480,810	(2,879,545)	(112,060)	312,970	18,681,928	1,599,480	1,480,810	—
Transamerica MLP & Energy Income	71,083,809	2,739,236	(13,211,950)	(798,065)	3,327,926	63,140,956	9,164,145	2,739,021	—
Transamerica Multi-Cap Growth	51,270,676	4,510,157	(7,551,651)	(397,084)	1,166,030	48,998,128	5,875,075	2,769,964	1,740,193
Transamerica Small Cap Core	2,655,646	233,356	(381,397)	(46,292)	(346,355)	2,114,958	217,588	233,356	—
Transamerica Small Cap Growth	13,421,766	1,222,255	(2,021,400)	(835,566)	1,392,136	13,179,191	1,866,741	1,222,255	—
Transamerica Small Cap Value	26,239,680	2,285,323	(3,947,454)	(313,773)	(1,720,056)	22,543,720	2,300,380	2,285,324	—
Transamerica Small Company Growth Liquidating Trust	3,178	—	—	—	2	3,180	5,111	—	—
Transamerica US Growth	55,883,666	5,492,516	(8,371,652)	227,209	2,848,655	56,080,394	2,527,282	5,492,516	—

Total	$1,289,750,959	$120,634,000	$(193,253,444)	$(28,837,834)	$(9,787,803)	$1,178,505,878	113,808,481	$118,871,243	$1,740,193

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At July 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$3,006	0.0	%(F)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,180	0.0	(F)

Total			$60,105	$6,186	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	5,843	$ 20,091
Transamerica Global Multifactor Macro (A) (B)	2,190,242	20,150,227

		20,170,318

International Equity Funds - 26.7%
Transamerica Emerging Markets Equity (B)	17,003,771	165,106,620
Transamerica Global Real Estate Securities (B)	668,594	9,627,759
Transamerica International Equity (B)	11,720,048	197,600,001
Transamerica International Growth (B)	16,885,171	120,391,270
Transamerica International Small Cap Value (B)	4,060,540	47,995,579

		540,721,229

International Fixed Income Funds - 4.2%
Transamerica Emerging Markets Debt (B)	5,536,924	59,577,304
Transamerica Inflation Opportunities (B)	2,491,307	25,486,075

		85,063,379

U.S. Alternative Funds - 3.8%
Transamerica Event Driven (B)	2,894,030	30,589,893
Transamerica Managed Futures Strategy (A) (B)	6,125,741	46,800,662

		77,390,555

U.S. Equity Funds - 35.3%
Transamerica Capital Growth (B)	4,173,548	63,479,659
Transamerica Concentrated Growth (B)	3,096,909	55,806,302
Transamerica Dividend Focused (B)	17,125,281	159,778,870
Transamerica Growth (B)	8,064,430	66,612,191
Transamerica Large Cap Value (B)	11,075,716	125,377,100
Transamerica Mid Cap Value (B)	4,570,625	58,732,529

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (B)	2,234,966	$ 26,104,397
Transamerica Multi-Cap Growth (B)	7,226,131	60,265,936
Transamerica Small Cap Core (B)	802,776	7,802,981
Transamerica Small Cap Growth (B)	1,270,809	8,971,908
Transamerica Small Cap Value (B)	1,554,443	15,233,540
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	4,660	2,899
Transamerica US Growth (B)	3,088,826	68,541,055

		716,709,367

U.S. Fixed Income Funds - 24.9%
Transamerica Bond (B)	3,112,670	29,072,337
Transamerica Core Bond (B)	12,752,986	128,805,158
Transamerica Floating Rate (B)	1,543,344	15,109,342
Transamerica Intermediate Bond (B)	8,933,690	92,285,021
Transamerica Short-Term Bond (B)	5,245,632	52,718,606
Transamerica Total Return (B)	17,979,862	186,810,769

		504,801,233

U.S. Mixed Allocation Fund - 4.2%
Transamerica MLP & Energy Income (B)	12,364,412	85,190,799

Total Investment Companies (Cost $1,924,452,838)		2,030,046,880

Total Investments (Cost $1,924,452,838)		2,030,046,880
Net Other Assets (Liabilities) - (0.1)%		(1,986,351)

Net Assets - 100.0%		$ 2,028,060,529

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,030,023,890	$—	$—	$2,030,023,890

Total	$2,030,023,890	$—	$—	$2,030,023,890

Investment Companies Measured at Net Asset Value (D)				22,990

Total Investments				$2,030,046,880

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2019	Shares as of July 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$31,578,800	$895,266	$(4,632,393)	$(98,675)	$1,329,339	$29,072,337	3,112,670	$876,049	$—
Transamerica Capital Growth	62,007,059	5,209,498	(9,684,218)	(28,441)	5,975,761	63,479,659	4,173,548	5,062,238	—
Transamerica Concentrated Growth	58,280,579	6,217,425	(9,068,261)	(603,155)	979,714	55,806,302	3,096,909	6,217,425	—
Transamerica Core Bond	137,599,691	2,995,188	(20,053,077)	(1,021,103)	9,284,459	128,805,158	12,752,986	2,994,944	—
Transamerica Dividend Focused	179,554,057	27,026,743	(28,162,939)	(5,021,159)	(13,617,832)	159,778,870	17,125,281	27,026,744	—
Transamerica Emerging Markets Debt	61,973,621	1,755,404	(9,341,861)	(257,971)	5,448,111	59,577,304	5,536,924	1,755,404	—
Transamerica Emerging Markets Equity	184,451,516	2,042,539	(28,881,556)	(5,103,031)	12,597,152	165,106,620	17,003,771	2,042,538	—
Transamerica Event Driven	33,980,514	632,131	(5,064,538)	(154,306)	1,196,092	30,589,893	2,894,030	632,131	—
Transamerica Floating Rate	36,254,330	726,818	(21,657,731)	(297,068)	82,993	15,109,342	1,543,344	717,783	—
Transamerica Global Allocation Liquidating Trust	173,521	—	(147,260)	(146,733)	140,563	20,091	5,843	—	—
Transamerica Global Multifactor Macro	24,271,226	—	(3,524,644)	(280,023)	(316,332)	20,150,227	2,190,242	—	—
Transamerica Global Real Estate Securities	9,861,122	254,952	(1,471,454)	186,521	796,618	9,627,759	668,594	254,951	—
Transamerica Growth	69,571,034	20,989,334	(11,053,012)	(3,931,956)	(8,963,209)	66,612,191	8,064,430	20,989,333	—
Transamerica Inflation Opportunities	27,633,786	396,498	(4,072,163)	(74,458)	1,602,412	25,486,075	2,491,307	396,498	—
Transamerica Intermediate Bond	98,656,405	2,058,570	(14,406,558)	(214,855)	6,191,459	92,285,021	8,933,690	2,058,570	—
Transamerica International Equity	230,971,015	11,301,600	(36,101,946)	(6,516,059)	(2,054,609)	197,600,001	11,720,048	11,301,600	—
Transamerica International Growth	130,244,141	20,124,572	(20,497,692)	(6,168,428)	(3,311,323)	120,391,270	16,885,171	20,124,572	—
Transamerica International Small Cap Value	55,370,463	3,976,760	(8,760,282)	(1,580,564)	(1,010,798)	47,995,579	4,060,540	3,976,760	—
Transamerica Large Cap Value	141,854,876	14,497,104	(22,585,103)	(3,097,663)	(5,292,114)	125,377,100	11,075,716	14,497,104	—
Transamerica Managed Futures Strategy	53,855,971	—	(8,246,983)	(964,455)	2,156,129	46,800,662	6,125,741	—	—
Transamerica Mid Cap Value	63,407,039	13,477,365	(9,855,318)	(2,733,685)	(5,562,872)	58,732,529	4,570,625	13,477,364	—
Transamerica Mid Cap Value Opportunities	28,045,826	2,078,055	(4,311,701)	(294,799)	587,016	26,104,397	2,234,966	2,078,056	—
Transamerica MLP & Energy Income	96,882,471	3,709,388	(18,663,863)	(1,172,017)	4,434,820	85,190,799	12,364,412	3,708,339	—
Transamerica Multi-Cap Growth	63,662,872	5,562,210	(9,923,757)	(690,957)	1,655,568	60,265,936	7,226,131	3,420,593	2,141,617
Transamerica Short-Term Bond	40,047,984	16,776,473	(5,082,498)	(51,620)	1,028,267	52,718,606	5,245,632	1,153,893	—
Transamerica Small Cap Core	9,930,323	867,577	(1,539,893)	(249,174)	(1,205,852)	7,802,981	802,776	867,577	—
Transamerica Small Cap Growth	9,224,759	835,482	(1,471,454)	(584,686)	967,807	8,971,908	1,270,809	835,482	—
Transamerica Small Cap Value	17,894,562	1,550,140	(2,840,248)	(489,085)	(881,829)	15,233,540	1,554,443	1,550,140	—
Transamerica Small Company Growth Liquidating Trust	2,897	—	—	—	2	2,899	4,660	—	—
Transamerica Total Return	201,808,332	3,857,168	(29,326,622)	(248,119)	10,720,010	186,810,769	17,979,862	3,856,959	—
Transamerica US Growth	68,961,648	6,740,030	(10,950,353)	(559,239)	4,348,969	68,541,055	3,088,826	6,740,031	—

Total	$2,228,012,440	$176,554,290	$(361,379,378)	$(42,446,963)	$29,306,491	$2,030,046,880	195,803,927	$158,613,078	$2,141,617

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At July 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$20,091	0.0	%(F)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,899	0.0	(F)

Total			$106,718	$22,990	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	3,627	$ 12,472
Transamerica Global Multifactor Macro (A) (B)	1,547,742	14,239,228

		14,251,700

International Equity Funds - 18.2%
Transamerica Emerging Markets Equity (B)	8,268,101	80,283,260
Transamerica International Equity (B)	5,897,079	99,424,744
Transamerica International Growth (B)	8,089,831	57,680,495
Transamerica International Small Cap Value (B)	1,940,205	22,933,222

		260,321,721

International Fixed Income Funds - 6.1%
Transamerica Emerging Markets Debt (B)	4,729,428	50,888,647
Transamerica Inflation Opportunities (B)	3,539,133	36,205,329

		87,093,976

U.S. Alternative Funds - 3.8%
Transamerica Event Driven (B)	2,038,842	21,550,555
Transamerica Managed Futures Strategy (A) (B)	4,309,535	32,924,845

		54,475,400

U.S. Equity Funds - 24.0%
Transamerica Capital Growth (B)	2,023,968	30,784,559
Transamerica Concentrated Growth (B)	1,499,804	27,026,469
Transamerica Dividend Focused (B)	8,277,077	77,225,127
Transamerica Growth (B)	3,900,255	32,216,103
Transamerica Large Cap Value (B)	5,343,930	60,493,283
Transamerica Mid Cap Value (B)	1,947,279	25,022,532
Transamerica Mid Cap Value Opportunities (B)	977,041	11,411,838

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Multi-Cap Growth (B)	3,499,845	$ 29,188,706
Transamerica Small Cap Core (B)	428,101	4,161,143
Transamerica Small Cap Growth (B)	705,904	4,983,684
Transamerica Small Cap Value (B)	853,553	8,364,823
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	2,887	1,796
Transamerica US Growth (B)	1,494,814	33,169,920

		344,049,983

U.S. Fixed Income Funds - 43.9%
Transamerica Bond (B)	4,295,522	40,120,173
Transamerica Core Bond (B)	15,444,523	155,989,683
Transamerica Floating Rate (B)	1,334,183	13,061,652
Transamerica Intermediate Bond (B)	10,714,093	110,676,578
Transamerica Short-Term Bond (B)	6,861,027	68,953,320
Transamerica Total Return (B)	23,057,446	239,566,866

		628,368,272

U.S. Mixed Allocation Fund - 3.1%
Transamerica MLP & Energy Income (B)	6,461,890	44,522,425

Total Investment Companies (Cost $1,363,930,547)		1,433,083,477

Total Investments (Cost $1,363,930,547)		1,433,083,477
Net Other Assets (Liabilities) - (0.1)%		(1,423,364)

Net Assets - 100.0%		$ 1,431,660,113

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,433,069,209	$—	$—	$1,433,069,209

Total	$1,433,069,209	$—	$—	$1,433,069,209

Investment Companies Measured at Net Asset Value (D)				14,268

Total Investments				$1,433,083,477

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares, and liquidating trusts of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2019	Shares as of July 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$44,311,072	$1,265,899	$(7,160,215)	$(175,204)	$1,878,621	$40,120,173	4,295,522	$1,216,562	$—
Transamerica Capital Growth	30,610,742	2,593,661	(5,277,016)	408,452	2,448,720	30,784,559	2,023,968	2,485,437	—
Transamerica Concentrated Growth	28,754,548	3,066,575	(4,930,545)	39,181	96,710	27,026,469	1,499,804	3,050,866	—
Transamerica Core Bond	169,421,254	3,734,543	(27,237,929)	(1,589,413)	11,661,228	155,989,683	15,444,523	3,647,761	—
Transamerica Dividend Focused	88,520,696	13,289,376	(15,351,318)	(3,035,030)	(6,198,597)	77,225,127	8,277,077	13,240,466	—
Transamerica Emerging Markets Debt	53,840,572	1,537,285	(8,961,989)	(262,383)	4,735,162	50,888,647	4,729,428	1,509,263	—
Transamerica Emerging Markets Equity	91,348,880	1,056,402	(15,777,744)	(2,755,525)	6,411,247	80,283,260	8,268,101	1,006,133	—
Transamerica Event Driven	24,384,886	464,039	(4,024,390)	(121,899)	847,919	21,550,555	2,038,842	451,217	—
Transamerica Floating Rate	32,718,146	659,229	(20,116,897)	(295,293)	96,467	13,061,652	1,334,183	632,175	—
Transamerica Global Allocation Liquidating Trust	107,712	—	(91,411)	(91,084)	87,255	12,472	3,627	—	—
Transamerica Global Multifactor Macro	17,458,540	8,915	(2,798,418)	(225,601)	(204,208)	14,239,228	1,547,742	—	—
Transamerica Growth	34,307,106	10,311,229	(6,023,260)	(1,541,965)	(4,837,007)	32,216,103	3,900,255	10,292,039	—
Transamerica Inflation Opportunities	39,913,645	588,208	(6,476,337)	(166,657)	2,346,470	36,205,329	3,539,133	567,574	—
Transamerica Intermediate Bond	120,321,675	2,544,594	(19,402,360)	(485,171)	7,697,840	110,676,578	10,714,093	2,482,776	—
Transamerica International Equity	118,506,053	5,831,353	(20,468,424)	(3,700,254)	(743,984)	99,424,744	5,897,079	5,766,138	—
Transamerica International Growth	63,588,843	9,805,870	(11,033,760)	(3,331,742)	(1,348,716)	57,680,495	8,089,831	9,770,715	—
Transamerica International Small Cap Value	26,985,014	1,942,109	(4,717,332)	(719,674)	(556,895)	22,933,222	1,940,205	1,927,079	—
Transamerica Large Cap Value	69,833,536	7,129,164	(12,286,385)	(1,272,398)	(2,910,634)	60,493,283	5,343,930	7,090,019	—
Transamerica Managed Futures Strategy	38,615,322	20,804	(6,529,641)	(1,470,111)	2,288,471	32,924,845	4,309,535	—	—
Transamerica Mid Cap Value	27,553,102	5,838,870	(4,743,983)	21,897	(3,647,354)	25,022,532	1,947,279	5,823,756	—
Transamerica Mid Cap Value Opportunities	12,477,718	926,426	(2,105,476)	14,337	98,833	11,411,838	977,041	919,718	—
Transamerica MLP & Energy Income	51,640,384	1,982,144	(10,803,823)	(683,666)	2,387,386	44,522,425	6,461,890	1,953,188	—
Transamerica Multi-Cap Growth	31,436,666	2,734,370	(5,410,273)	(199,113)	627,056	29,188,706	3,499,845	1,679,632	1,037,500
Transamerica Short-Term Bond	61,065,524	15,688,257	(9,085,220)	69,714	1,215,045	68,953,320	6,861,027	1,535,103	—
Transamerica Small Cap Core	5,412,151	473,067	(932,806)	(52,652)	(738,617)	4,161,143	428,101	470,095	—
Transamerica Small Cap Growth	5,212,938	472,553	(906,155)	(362,858)	567,206	4,983,684	705,904	469,666	—
Transamerica Small Cap Value	10,030,280	869,520	(1,759,006)	(78,706)	(697,265)	8,364,823	853,553	863,915	—
Transamerica Small Company Growth Liquidating Trust	1,795	—	—	—	1	1,796	2,887	—	—
Transamerica Total Return	263,220,541	5,119,873	(42,269,427)	(276,397)	13,772,276	239,566,866	23,057,446	4,985,199	—
Transamerica US Growth	34,000,886	3,323,707	(5,943,305)	520,815	1,267,817	33,169,920	1,494,814	3,304,771	—

Total	$1,595,600,227	$103,278,042	$(282,624,845)	$(21,818,400)	$38,648,453	$1,433,083,477	139,486,665	$87,141,263	$1,037,500

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At July 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$12,472	0.0	%(F)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,796	0.0	(F)

Total			$66,187	$14,268	0.0	%(F)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 10.8%
Transamerica International Equity (A)	2,227,189	$ 37,795,398

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	675,571	675,571

U.S. Equity Funds - 40.8%
Transamerica Large Growth (A)	3,811,286	49,775,399
Transamerica Large Value Opportunities (A)	5,320,723	49,216,685
Transamerica Mid Cap Growth (A)	1,141,155	11,559,896
Transamerica Mid Cap Value Opportunities (A)	936,544	10,995,024
Transamerica Small Cap Growth (A)	1,638,945	11,570,949
Transamerica Small Cap Value (A)	1,042,247	10,224,447

		143,342,400

U.S. Fixed Income Funds - 48.3%
Transamerica High Quality Bond (A)	2,657,307	26,440,207
Transamerica High Yield Bond (A)	2,378,682	21,693,578
Transamerica Inflation-Protected Securities (A)	4,018,389	40,666,096
Transamerica Intermediate Bond (A)	7,830,476	81,045,427

		169,845,308

Total Investment Companies (Cost $338,972,821)		351,658,677

Total Investments (Cost $338,972,821)		351,658,677
Net Other Assets (Liabilities) - (0.1)%		(190,634)

Net Assets - 100.0%		$ 351,468,043

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$351,658,677	$—	$—	$351,658,677

Total Investments	$351,658,677	$—	$—	$351,658,677

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2019	Shares as of July 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$756,752	$82,824,722	$(82,905,884)	$(19)	$—	$675,571	675,571	$9,897	$—
Transamerica High Quality Bond	31,399,647	2,305,680	(7,703,496)	(332,901)	771,277	26,440,207	2,657,307	659,018	—
Transamerica High Yield Bond	24,013,674	2,218,264	(4,959,832)	(460,700)	882,172	21,693,578	2,378,682	983,249	—
Transamerica Inflation-Protected Securities	42,960,142	3,309,562	(7,653,064)	(319,310)	2,368,766	40,666,096	4,018,389	880,736	—
Transamerica Intermediate Bond	91,274,833	6,758,151	(22,239,062)	(1,039,892)	6,291,397	81,045,427	7,830,476	1,818,165	—
Transamerica International Equity	38,602,542	5,816,756	(5,393,125)	(841,692)	(389,083)	37,795,398	2,227,189	1,946,022	—
Transamerica Large Growth	50,203,179	6,735,750	(10,676,945)	1,931,040	1,582,375	49,775,399	3,811,286	4,059,924	—
Transamerica Large Value Opportunities	50,294,543	11,335,646	(6,838,022)	563,019	(6,138,501)	49,216,685	5,320,723	8,659,821	—
Transamerica Mid Cap Growth	10,648,422	6,271,525	(4,380,029)	(2,381,876)	1,401,854	11,559,896	1,141,155	3,312,835	—
Transamerica Mid Cap Value Opportunities	10,843,772	1,416,407	(1,507,586)	(4,459)	246,890	10,995,024	936,544	798,910	—
Transamerica Small Cap Growth	11,568,120	1,691,824	(2,376,697)	73,166	614,536	11,570,949	1,638,945	1,046,419	—
Transamerica Small Cap Value	10,388,769	1,944,613	(1,437,237)	(69,273)	(602,425)	10,224,447	1,042,247	900,716	—

Total	$372,954,395	$132,628,900	$(158,070,979)	$(2,882,897)	$7,029,258	$351,658,677	33,678,514	$25,075,712	$—

(B)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 21.5%
Transamerica International Equity (A)	2,579,305	$ 43,770,814

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	419,497	419,497

U.S. Equity Funds - 68.9%
Transamerica Large Growth (A)	3,575,919	46,701,505
Transamerica Large Value Opportunities (A)	4,702,924	43,502,046
Transamerica Mid Cap Growth (A)	1,282,931	12,996,093
Transamerica Mid Cap Value Opportunities (A)	1,044,141	12,258,210
Transamerica Small Cap Growth (A)	1,966,972	13,886,823
Transamerica Small Cap Value (A)	1,151,759	11,298,759

		140,643,436

U.S. Fixed Income Funds - 9.5%
Transamerica High Quality Bond (A)	99,962	994,622
Transamerica High Yield Bond (A)	428,288	3,905,987
Transamerica Inflation-Protected Securities (A)	637,573	6,452,242
Transamerica Intermediate Bond (A)	779,089	8,063,574

		19,416,425

Total Investment Companies (Cost $195,138,888)		204,250,172

Total Investments (Cost $195,138,888)		204,250,172
Net Other Assets (Liabilities) - (0.1)%		(108,416)

Net Assets - 100.0%		$ 204,141,756

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$204,250,172	$—	$—	$204,250,172

Total Investments	$204,250,172	$—	$—	$204,250,172

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2019	Shares as of July 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$419,311	$46,368,064	$(46,367,121)	$(757)	$—	$419,497	419,497	$5,939	$—
Transamerica High Quality Bond	1,110,797	224,264	(355,847)	(12,380)	27,788	994,622	99,962	23,851	—
Transamerica High Yield Bond	4,524,481	532,363	(1,212,942)	(95,110)	157,195	3,905,987	428,288	176,667	—
Transamerica Inflation-Protected Securities	7,228,445	1,150,967	(2,239,851)	(76,175)	388,856	6,452,242	637,573	145,490	—
Transamerica Intermediate Bond	8,735,362	1,622,096	(2,797,364)	(83,966)	587,446	8,063,574	779,089	176,336	—
Transamerica International Equity	48,530,813	4,058,801	(7,072,343)	(1,081,923)	(664,534)	43,770,814	2,579,305	2,377,714	—
Transamerica Large Growth	48,575,508	5,434,237	(10,339,066)	1,733,164	1,297,662	46,701,505	3,575,919	3,963,286	—
Transamerica Large Value Opportunities	46,233,285	9,477,042	(6,782,831)	817,376	(6,242,826)	43,502,046	4,702,924	8,006,091	—
Transamerica Mid Cap Growth	11,995,303	6,014,167	(3,912,396)	(1,719,800)	618,819	12,996,093	1,282,931	3,766,362	—
Transamerica Mid Cap Value Opportunities	12,607,628	1,357,487	(1,889,031)	(113,110)	295,236	12,258,210	1,044,141	937,215	—
Transamerica Small Cap Growth	13,607,993	1,662,520	(2,035,855)	(29,567)	681,732	13,886,823	1,966,972	1,242,248	—
Transamerica Small Cap Value	12,512,653	1,536,632	(1,794,880)	(43,556)	(912,090)	11,298,759	1,151,759	1,090,818	—

Total	$216,081,579	$79,438,640	$(86,799,527)	$(705,804)	$(3,764,716)	$204,250,172	18,668,360	$21,912,017	$—

(B)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 1.9%
Transamerica International Equity (A)	152,743	$ 2,592,041

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	242,562	242,562

U.S. Equity Funds - 8.6%
Transamerica Large Growth (A)	342,211	4,469,275
Transamerica Large Value Opportunities (A)	496,947	4,596,765
Transamerica Small Cap Core (A)	273,816	2,688,872

		11,754,912

U.S. Fixed Income Funds - 89.4%
Transamerica High Quality Bond (A)	2,398,399	23,864,072
Transamerica High Yield Bond (A)	1,475,344	13,455,138
Transamerica Inflation-Protected Securities (A)	2,214,125	22,406,945
Transamerica Intermediate Bond (A)	6,069,023	62,814,388

		122,540,543

Total Investment Companies (Cost $134,798,433)		137,130,058

Total Investments (Cost $134,798,433)		137,130,058
Net Other Assets (Liabilities) - (0.1)%		(74,058)

Net Assets - 100.0%		$ 137,056,000

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$137,130,058	$—	$—	$137,130,058

Total Investments	$137,130,058	$—	$—	$137,130,058

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I3 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2019	Shares as of July 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$143,903	$26,241,722	$(26,143,084)	$21	$—	$242,562	242,562	$3,952	$—
Transamerica High Quality Bond	26,403,443	766,955	(3,707,492)	(148,806)	549,972	23,864,072	2,398,399	576,349	—
Transamerica High Yield Bond	14,496,475	717,445	(2,033,565)	(96,371)	371,154	13,455,138	1,475,344	605,237	—
Transamerica Inflation-Protected Securities	24,008,769	675,509	(3,400,414)	(133,591)	1,256,672	22,406,945	2,214,125	487,146	—
Transamerica Intermediate Bond	66,386,770	1,899,071	(9,479,955)	(382,178)	4,390,680	62,814,388	6,069,023	1,383,316	—
Transamerica International Equity	2,700,343	366,509	(394,126)	(22,970)	(57,715)	2,592,041	152,743	130,961	—
Transamerica Large Growth	4,151,512	919,613	(969,859)	199,311	168,698	4,469,275	342,211	335,459	—
Transamerica Large Value Opportunities	4,339,991	1,335,776	(662,517)	(33,804)	(382,681)	4,596,765	496,947	750,284	—
Transamerica Small Cap Core	2,733,266	756,178	(413,335)	(14,473)	(372,764)	2,688,872	273,816	255,728	—

Total	$145,364,472	$33,678,778	$(47,204,347)	$(632,861)	$5,924,016	$137,130,058	13,665,170	$4,528,432	$—

(B)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 58.7%
Aerospace & Defense - 1.4%
Boeing Co.	740	$ 252,473
General Dynamics Corp.	3,120	580,133
Northrop Grumman Corp.	780	269,545
United Technologies Corp.	4,030	538,408

		1,640,559

Airlines - 0.3%
Delta Air Lines, Inc.	2,790	170,301
Southwest Airlines Co.	1,320	68,020
United Airlines Holdings, Inc. (A)	690	63,418

		301,739

Auto Components - 0.2%
BorgWarner, Inc.	3,380	127,764
Magna International, Inc.	2,650	133,613

		261,377

Automobiles - 0.1%
General Motors Co.	4,240	171,042

Banks - 2.9%
Bank of America Corp.	34,990	1,073,493
Citigroup, Inc.	14,030	998,375
Citizens Financial Group, Inc.	2,290	85,325
Fifth Third Bancorp	3,850	114,307
KeyCorp	20,139	369,953
Regions Financial Corp.	6,690	106,572
SunTrust Banks, Inc.	3,700	246,420
Wells Fargo & Co.	11,300	547,033

		3,541,478

Beverages - 1.3%
Coca-Cola Co.	20,240	1,065,231
Constellation Brands, Inc., Class A	550	108,251
Molson Coors Brewing Co., Class B	2,500	134,975
PepsiCo, Inc.	2,020	258,176

		1,566,633

Biotechnology - 1.3%
AbbVie, Inc.	3,820	254,488
Alexion Pharmaceuticals, Inc. (A)	1,750	198,258
Amgen, Inc.	300	55,974
Biogen, Inc. (A)	1,100	261,602
Celgene Corp. (A)	2,810	258,127
Gilead Sciences, Inc.	1,070	70,106
Regeneron Pharmaceuticals, Inc. (A)	550	167,618
Vertex Pharmaceuticals, Inc. (A)	1,520	253,262

		1,519,435

Building Products - 0.2%
Masco Corp.	5,520	225,050

Capital Markets - 1.9%
Ameriprise Financial, Inc.	960	139,690
Bank of New York Mellon Corp.	1,590	74,603
BlackRock, Inc.	150	70,152
Charles Schwab Corp.	7,360	318,099
CME Group, Inc.	340	66,103
Franklin Resources, Inc.	5,110	166,739

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	5,540	$ 486,744
Invesco, Ltd.	5,120	98,253
Morgan Stanley	14,330	638,545
TD Ameritrade Holding Corp.	4,370	223,307

		2,282,235

Chemicals - 1.2%
Celanese Corp.	1,700	190,689
Corteva, Inc. (A)	5,080	149,860
Dow, Inc. (A)	4,713	228,298
DuPont de Nemours, Inc.	3,090	222,974
Eastman Chemical Co.	4,170	314,209
Linde PLC	1,120	214,234
LyondellBasell Industries NV, Class A	850	71,137
RPM International, Inc.	280	18,992

		1,410,393

Commercial Services & Supplies - 0.1%
Cintas Corp.	200	52,088
Waste Management, Inc.	590	69,030

		121,118

Communications Equipment - 0.2%
Cisco Systems, Inc.	4,030	223,262
Motorola Solutions, Inc.	290	48,128

		271,390

Consumer Finance - 0.6%
American Express Co.	1,980	246,253
Capital One Financial Corp.	3,780	349,347
Synchrony Financial	4,090	146,749

		742,349

Containers & Packaging - 0.4%
Avery Dennison Corp.	850	97,639
Crown Holdings, Inc. (A)	2,290	146,583
Packaging Corp. of America	880	88,854
WestRock Co.	2,570	92,649

		425,725

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	1,140	31,567

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	5,540	1,138,082

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	13,720	758,304

Electric Utilities - 1.6%
American Electric Power Co., Inc.	5,240	460,125
Edison International	5,120	381,645
Exelon Corp.	5,890	265,403
NextEra Energy, Inc.	2,640	546,929
Xcel Energy, Inc.	5,430	323,682

		1,977,784

Electrical Equipment - 0.5%
Eaton Corp. PLC	7,480	614,781
Emerson Electric Co.	600	38,928

		653,709

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 1.1%
Electronic Arts, Inc. (A)	3,360	$ 310,800
Netflix, Inc. (A)	1,800	581,382
Walt Disney Co.	3,320	474,793

		1,366,975

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	1,580	329,888
Boston Properties, Inc.	590	78,441
Digital Realty Trust, Inc.	420	48,031
Equinix, Inc.	260	130,546
Equity Residential	1,200	94,668
Federal Realty Investment Trust	1,060	139,931
Host Hotels & Resorts, Inc.	4,880	84,863
Mid-America Apartment Communities, Inc.	310	36,530
Prologis, Inc.	4,060	327,277
Public Storage	300	72,828
Ventas, Inc.	1,600	107,664
Vornado Realty Trust	2,950	189,744

		1,640,411

Food Products - 0.6%
Conagra Brands, Inc.	1,440	41,573
General Mills, Inc.	3,480	184,823
Mondelez International, Inc., Class A	9,320	498,526

		724,922

Health Care Equipment & Supplies - 1.9%
Becton Dickinson and Co.	440	111,232
Boston Scientific Corp. (A)	15,330	650,912
Danaher Corp.	350	49,175
Intuitive Surgical, Inc. (A)	240	124,682
Medtronic PLC	7,650	779,841
Zimmer Biomet Holdings, Inc.	3,950	533,764

		2,249,606

Health Care Providers & Services - 1.7%
Anthem, Inc.	1,210	356,478
Cigna Corp. (A)	4,210	715,363
McKesson Corp.	170	23,622
UnitedHealth Group, Inc.	3,800	946,238

		2,041,701

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	2,610	251,996
Royal Caribbean Cruises, Ltd.	610	70,967
Yum! Brands, Inc.	4,344	488,787

		811,750

Household Durables - 0.1%
Lennar Corp., Class A	3,500	166,495

Household Products - 0.6%
Procter & Gamble Co.	6,520	769,621

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	4,450	767,447

Insurance - 1.4%
Allstate Corp.	1,940	208,356
American International Group, Inc.	5,030	281,630
Arthur J. Gallagher & Co.	1,210	109,420
Everest Re Group, Ltd.	360	88,790
Hartford Financial Services Group, Inc.	5,110	294,489

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	3,590	$ 234,571
MetLife, Inc.	9,200	454,664

		1,671,920

Interactive Media & Services - 2.7%
Alphabet, Inc., Class A (A)	1,057	1,287,638
Alphabet, Inc., Class C (A)	990	1,204,513
Facebook, Inc., Class A (A)	3,630	705,055

		3,197,206

Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. (A)	1,306	2,438,015
Booking Holdings, Inc. (A)	60	113,196
Expedia Group, Inc.	2,000	265,480

		2,816,691

IT Services - 3.6%
Accenture PLC, Class A	2,720	523,818
Automatic Data Processing, Inc.	5,140	855,913
Cognizant Technology Solutions Corp., Class A	3,860	251,440
Fidelity National Information Services, Inc.	510	67,958
Fiserv, Inc.	839	88,488
Mastercard, Inc., Class A	4,352	1,184,919
PayPal Holdings, Inc. (A)	6,160	680,064
Visa, Inc., Class A	4,100	729,800

		4,382,400

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	230	15,964
Illumina, Inc. (A)	410	122,746
Thermo Fisher Scientific, Inc.	2,440	677,539

		816,249

Machinery - 1.4%
Caterpillar, Inc.	280	36,868
Cummins, Inc.	2,080	341,120
Deere & Co.	1,300	215,345
Ingersoll-Rand PLC	2,270	280,708
PACCAR, Inc.	4,440	311,422
Parker-Hannifin Corp.	380	66,530
Snap-on, Inc.	680	103,775
Stanley Black & Decker, Inc.	1,970	290,752

		1,646,520

Media - 1.8%
Altice, Inc., Class A (A)	4,520	116,661
Charter Communications, Inc., Class A (A)	1,500	578,070
Comcast Corp., Class A	25,090	1,083,136
Discovery, Inc., Class A (A) (C)	6,317	191,468
Discovery, Inc., Class C (A)	5,624	158,822

		2,128,157

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	3,720	41,143
Newmont Goldcorp Corp.	1,360	49,667

		90,810

Multi-Utilities - 0.3%
Sempra Energy	2,620	354,827

Multiline Retail - 0.2%
Dollar General Corp.	1,620	217,112

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	8,760	$ 1,078,443
Concho Resources, Inc.	640	62,515
Diamondback Energy, Inc.	2,660	275,124
EOG Resources, Inc.	6,320	542,572
Exxon Mobil Corp.	3,780	281,081
Marathon Petroleum Corp.	9,190	518,224
ONEOK, Inc.	3,650	255,792
Parsley Energy, Inc., Class A (A)	1,640	27,208
Phillips 66	330	33,845
Pioneer Natural Resources Co.	2,670	368,567

		3,443,371

Pharmaceuticals - 2.6%
Allergan PLC	1,180	189,390
Bristol-Myers Squibb Co.	3,340	148,329
Eli Lilly & Co.	4,519	492,345
Johnson & Johnson	5,520	718,814
Merck & Co., Inc.	10,540	874,715
Pfizer, Inc.	18,420	715,433

		3,139,026

Road & Rail - 1.1%
Lyft, Inc., Class A (A)	1,410	85,827
Norfolk Southern Corp.	3,520	672,742
Union Pacific Corp.	3,430	617,229

		1,375,798

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	5,470	642,506
Intel Corp.	2,670	134,969
Marvell Technology Group, Ltd.	2,790	73,265
NVIDIA Corp.	2,970	501,098
NXP Semiconductors NV	3,640	376,340
QUALCOMM, Inc.	1,010	73,892
Teradyne, Inc.	6,270	349,427
Texas Instruments, Inc.	6,990	873,820

		3,025,317

Software - 3.9%
Intuit, Inc.	980	271,764
Microsoft Corp.	27,000	3,679,290
salesforce.com, Inc. (A)	3,980	614,910
VMware, Inc., Class A	600	104,694
Workday, Inc., Class A (A)	130	25,997

		4,696,655

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	1,190	179,262
AutoZone, Inc. (A)	463	519,967
Best Buy Co., Inc.	3,990	305,355
Home Depot, Inc.	4,130	882,540
Lowe’s Cos., Inc.	5,310	538,434
O’Reilly Automotive, Inc. (A)	580	220,841
Ross Stores, Inc.	3,400	360,502
TJX Cos., Inc.	6,990	381,374

		3,388,275

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	13,130	2,797,215

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	12,600	$ 181,062
HP, Inc.	9,550	200,932

		3,179,209

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	3,600	309,708
PVH Corp.	1,600	142,272

		451,980

Tobacco - 0.8%
Altria Group, Inc.	3,970	186,868
Philip Morris International, Inc.	8,940	747,473

		934,341

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	1,640	66,436

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc. (A)	1,450	115,609

Total Common Stocks (Cost $61,119,027)		70,716,806

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.64% (D)	3,392	92,262

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	320	7,933

Total Preferred Stocks (Cost $102,844)		100,195

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.23% (D), 07/18/2027 (E)	$ 250,000	249,181
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	52,022	52,087
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	50,552	50,233
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.51% (D), 10/18/2030 (E)	250,000	249,442
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	154,620	165,226
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	158,802	162,986
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	100,000	103,184
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	33,421	33,262
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	34,484	34,097

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	$ 100,000	$ 100,768
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	380,000	382,011
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.47% (D), 01/20/2031 (E)	200,000	199,717
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	45,000	45,004
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	190,000	191,379
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	131,837	131,838
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.55% (D), 07/20/2030 (E)	250,000	249,895
SBA Tower Trust
Series 2014-1A, Class C,
2.90%, 10/15/2044 (E)	333,000	333,042
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	12,866	12,846
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	13,425	13,410
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	21,622	21,482
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	120,702	121,244
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	77,669	77,660
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	77,373	77,204
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	65,603	65,510
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	121,321	121,767
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	65,494	65,429
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	220,647	221,066
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	136,915	137,505
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	116,423	117,129
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	145,000	145,834

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	$ 36,287	$ 36,161
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	88,525	88,922

Total Asset-Backed Securities (Cost $4,029,717)		4,056,521

CORPORATE DEBT SECURITIES - 13.9%
Aerospace & Defense - 0.1%
Boeing Co.
3.50%, 03/01/2039	101,000	100,908
United Technologies Corp.
4.13%, 11/16/2028	61,000	67,410

		168,318

Air Freight & Logistics - 0.1%
FedEx Corp.
3.30%, 03/15/2027	71,000	72,540

Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	100,139	101,440
3.70%, 04/01/2028	48,875	50,791
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	257,465	282,105
United Airlines Pass-Through Trust
3.75%, 03/03/2028	210,779	219,716

		654,052

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	92,000	94,526

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026 (C)	69,000	69,570
General Motors Co.
4.88%, 10/02/2023	26,000	27,681
6.25%, 10/02/2043	17,000	18,413

		115,664

Banks - 2.2%
Banco Santander SA
2.71%, 06/27/2024	200,000	199,120
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	263,000	270,515
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	108,000	111,275
Barclays Bank PLC
10.18%, 06/12/2021 (E)	147,000	165,568
BNP Paribas SA
4.40%, 08/14/2028 (E)	251,000	272,522
CIT Group, Inc.
4.13%, 03/09/2021	10,000	10,176
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	95,000	97,548
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	111,000	118,610
4.50%, 01/14/2022	48,000	50,318
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	294,929

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
First Horizon National Corp.
3.50%, 12/15/2020	$ 96,000	$ 96,934
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	65,000	65,819
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	140,000	146,554
4.13%, 12/15/2026	138,000	148,644
6.40%, 05/15/2038	72,000	100,494
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	200,000	198,934
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	60,000	60,488
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	186,000	196,950
Fixed until 06/15/2024 (F), 5.90% (D)	45,000	47,756

		2,653,154

Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	42,000	44,297
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	108,000	115,508
4.75%, 01/23/2029	87,000	99,105
Constellation Brands, Inc.
3.15%, 08/01/2029	45,000	44,933
3.70%, 12/06/2026	18,000	18,848
Pernod Ricard SA
5.75%, 04/07/2021 (E)	128,000	134,700

		457,391

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 05/14/2026	49,000	49,315
Gilead Sciences, Inc.
4.15%, 03/01/2047	27,000	28,377

		77,692

Capital Markets - 1.0%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	61,000	61,901
3.70%, 10/15/2024	77,000	81,409
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	250,000	260,293
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	101,000	106,328
6.75%, 10/01/2037	73,000	96,792
Lazard Group LLC
4.50%, 09/19/2028	104,000	111,276
Morgan Stanley
3.70%, 10/23/2024, MTN	141,000	147,854
Fixed until 01/23/2029, 4.43% (D), 01/23/2030, MTN	21,000	23,227
5.00%, 11/24/2025	66,000	72,937
UBS AG
7.63%, 08/17/2022	250,000	279,983

		1,242,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.2%
ERAC Finance LLC
3.85%, 11/15/2024 (E)	$ 123,000	$ 129,841
Waste Management, Inc.
3.20%, 06/15/2026	92,000	95,669

		225,510

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	92,000	93,455

Construction & Engineering - 0.2%
SBA Tower Trust
2.88%, 07/15/2046 (E)	58,000	58,047
3.17%, 04/09/2047 (E)	110,000	110,695
3.45%, 03/15/2048 (E)	78,000	79,946

		248,688

Construction Materials - 0.3%
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	200,000	199,106
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	90,000	90,348
4.25%, 12/15/2047	27,000	25,469

		314,923

Consumer Finance - 0.3%
Ally Financial, Inc.
3.88%, 05/21/2024	57,000	58,852
4.13%, 03/30/2020	120,000	120,900
American Express Co.
4.05%, 12/03/2042	44,000	48,812
BMW Capital LLC
2.80%, 04/11/2026 (E)	72,000	72,404
Capital One Financial Corp.
3.30%, 10/30/2024	80,000	82,830
Discover Financial Services
3.75%, 03/04/2025	1,000	1,041

		384,839

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	44,000	46,240
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	34,654	34,740

		80,980

Diversified Consumer Services - 0.2%
Nationwide Building Society
Fixed until 07/18/2029, 3.96% (D), 07/18/2030 (E)	200,000	201,516
President & Fellows of Harvard College
3.62%, 10/01/2037	14,000	14,944

		216,460

Diversified Financial Services - 0.2%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	134,000	140,986

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
AXA Equitable Holdings, Inc.
5.00%, 04/20/2048	$ 136,000	$ 144,130
Kaupthing Bank
7.63%, 02/28/2020 (E) (G) (H) (I)	710,000	0

		285,116

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.40%, 05/15/2025	114,000	117,264
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	40,000	39,864
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	74,000	79,448
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	26,400
Verizon Communications, Inc.
3.50%, 11/01/2024	118,000	123,576
5.50%, 03/16/2047	164,000	206,527

		593,079

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	96,000	99,170
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	38,000	46,268
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	197,000	196,467
Duke Energy Progress LLC
3.60%, 09/15/2047	70,000	71,369
Entergy Arkansas LLC
3.70%, 06/01/2024	53,000	56,000
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	57,000	57,045
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	10,000	10,459
5.30%, 06/01/2042	22,000	28,103
PacifiCorp
3.60%, 04/01/2024	67,000	70,298
5.75%, 04/01/2037	22,000	28,387
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	123,000	125,753

		789,319

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.88%, 01/12/2028	92,000	91,619
Keysight Technologies, Inc.
4.55%, 10/30/2024	136,000	144,968

		236,587

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	100,000	104,517
Schlumberger Investment SA
3.65%, 12/01/2023	29,000	30,294

		134,811

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1
3.65%, 03/15/2048 (E)	120,000	125,677
CBL & Associates, LP
5.25%, 12/01/2023	139,000	101,470
EPR Properties
4.75%, 12/15/2026	104,000	110,236

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
HCP, Inc.
3.40%, 02/01/2025	$ 2,000	$ 2,055
3.50%, 07/15/2029	51,000	51,688
Hospitality Properties Trust
5.00%, 08/15/2022	152,000	158,422
Kilroy Realty, LP
4.25%, 08/15/2029	155,000	165,367
Life Storage, LP
4.00%, 06/15/2029	52,000	53,863
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	56,000	58,455
4.63%, 11/01/2025	88,000	95,115
WEA Finance LLC
4.13%, 09/20/2028 (E)	93,000	99,448

		1,021,796

Food & Staples Retailing - 0.2%
Sysco Corp.
3.30%, 07/15/2026	70,000	72,247
Walmart, Inc.
3.63%, 12/15/2047	118,000	127,071

		199,318

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.75%, 11/30/2026	100,000	107,899
Boston Scientific Corp.
4.70%, 03/01/2049	73,000	85,082

		192,981

Health Care Providers & Services - 0.3%
Cigna Corp.
4.13%, 11/15/2025 (E)	58,000	61,593
CVS Health Corp.
2.13%, 06/01/2021	50,000	49,666
4.10%, 03/25/2025	61,000	64,191
HCA Healthcare, Inc.
6.25%, 02/15/2021	50,000	52,393
HCA, Inc.
4.13%, 06/15/2029	31,000	31,756
5.25%, 04/15/2025	18,000	19,837
Quest Diagnostics, Inc.
4.20%, 06/30/2029	102,000	110,395

		389,831

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	82,000	85,542
Whirlpool Corp.
4.75%, 02/26/2029	46,000	50,265

		135,807

Industrial Conglomerates - 0.0% (B)
General Electric Co.
6.88%, 01/10/2039, MTN	17,000	22,064

Insurance - 0.3%
Athene Global Funding
3.00%, 07/01/2022 (E)	81,000	81,997
CNA Financial Corp.
3.90%, 05/01/2029	57,000	59,863
Lincoln National Corp.
3.63%, 12/12/2026	74,000	77,272

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	$ 35,000	$ 36,433
RenaissanceRe Finance, Inc.
3.45%, 07/01/2027	111,000	113,301

		368,866

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	200,000	212,150
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	97,000	99,293

		311,443

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc.
3.60%, 06/01/2026	45,000	47,261
Expedia Group, Inc.
3.80%, 02/15/2028	72,000	73,947

		121,208

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	57,000	61,238
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	38,000	40,248
Fiserv, Inc.
3.50%, 07/01/2029	69,000	70,588

		172,074

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	86,000	107,022

Media - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 01/15/2024	42,000	42,893
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	102,100
NBCUniversal Media LLC
4.38%, 04/01/2021	232,000	239,972
4.45%, 01/15/2043	42,000	46,564

		431,529

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	200,000	201,908
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	45,000	45,099

		247,007

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	79,000	83,602
CMS Energy Corp.
3.88%, 03/01/2024	19,000	19,843
4.88%, 03/01/2044	29,000	33,877
Dominion Energy, Inc.
2.58%, 07/01/2020	69,000	69,007

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
DTE Electric Co.
4.30%, 07/01/2044	$ 90,000	$ 102,565
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	8,000	8,048

		316,942

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	68,000	76,357
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	193,000	195,760
Energy Transfer Operating, LP
5.15%, 03/15/2045	148,000	151,614
5.95%, 10/01/2043	31,000	34,490
Enterprise Products Operating LLC
4.25%, 02/15/2048	115,000	118,379
EOG Resources, Inc.
2.45%, 04/01/2020	78,000	77,975
Exxon Mobil Corp.
3.04%, 03/01/2026	52,000	54,014
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	58,000	61,159
Nexen, Inc.
5.88%, 03/10/2035	10,000	12,407
Petroleos Mexicanos
3.50%, 01/30/2023	140,000	133,421
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	100,000	100,070
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	46,000	48,079
Shell International Finance BV
2.50%, 09/12/2026	114,000	114,053
3.75%, 09/12/2046	34,000	36,274
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	32,000	33,398
4.63%, 03/01/2034	31,000	34,565
Western Midstream Operating, LP
5.38%, 06/01/2021	67,000	69,121
Williams Cos., Inc.
5.40%, 03/04/2044	31,000	34,300
7.88%, 09/01/2021	29,000	32,021

		1,417,457

Pharmaceuticals - 0.4%
AstraZeneca PLC
4.00%, 01/17/2029	28,000	30,616
4.38%, 08/17/2048 (C)	71,000	80,040
Bayer Finance LLC
3.00%, 10/08/2021 (E)	200,000	201,089
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (E)	82,000	84,854
Merck & Co., Inc.
3.40%, 03/07/2029	46,000	48,969
Mylan, Inc.
4.55%, 04/15/2028 (C)	76,000	80,024

		525,592

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	15,000	15,376
3.75%, 04/01/2024	10,000	10,601

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
CSX Corp.
3.80%, 11/01/2046	$ 50,000	$ 50,778
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (E)	172,000	185,812

		262,567

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	127,000	130,161
KLA Corp.
4.10%, 03/15/2029	68,000	73,321
Lam Research Corp.
3.75%, 03/15/2026	78,000	82,414
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (E)	38,000	40,759
QUALCOMM, Inc.
3.25%, 05/20/2027	66,000	67,554

		394,209

Software - 0.0% (B)
Microsoft Corp.
3.30%, 02/06/2027	45,000	47,682

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	92,000	94,129
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	66,000	72,973
Western Digital Corp.
4.75%, 02/15/2026 (C)	120,000	118,650

		285,752

Tobacco - 0.2%
Altria Group, Inc.
4.80%, 02/14/2029	48,000	51,795
BAT Capital Corp.
2.76%, 08/15/2022	96,000	95,988
3.22%, 08/15/2024	50,000	50,407

		198,190

Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (E)	53,000	54,689

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	203,246
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	42,000	42,341
3.72%, 07/15/2043 (E)	105,000	107,975
Sprint Corp.
7.88%, 09/15/2023	42,000	46,830

		400,392

Total Corporate Debt Securities (Cost $16,254,145)		16,763,522

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.2%
Colombia Government International Bond
4.50%, 01/28/2026	200,000	215,300

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (E)	$ 200,000	$ 220,762

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	116,000	117,334

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	100,000	127,450

Total Foreign Government Obligations (Cost $657,053)		680,846

MORTGAGE-BACKED SECURITIES - 4.3%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	173,465	115,907
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	140,000	139,736
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	315,000	310,933
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (E)	245,000	247,328
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	250,000	258,051
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	24,969	26,310
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	69,250
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	162,708
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	79,807	80,553
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	85,188	86,036
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	20,000	21,565
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	100,000	100,488
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	100,000	104,717
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	210,000	217,719
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	100,000	100,696
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	132,000	133,245
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	225,000	229,047
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.76% (D), 08/26/2036 (E)	4,607	4,611

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 3.06% (D), 12/27/2035 (E)	$ 139,237	$ 138,409
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.72% (D), 03/18/2035	66,526	68,628
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	289,247
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 3.07% (D), 10/25/2034	44,906	44,611
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.77% (D), 08/25/2037	126,503	109,277
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.91% (D), 10/25/2028	24,916	24,908
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	360,000	358,515
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	118,604	117,468
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.73% (D), 08/15/2034 (E)	357,089	357,312
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	67,417	68,703
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	31,348	32,287
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	79,498	80,701
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	56,831	58,337
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	54,929	55,580
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	114,706	118,530
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	193,062	199,461
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	76,260	79,080
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	202,742
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	130,000	131,928

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 3.00% (D), 01/19/2034	$ 63,825	$ 63,107
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	225,000	230,154

Total Mortgage-Backed Securities (Cost $5,230,673)		5,237,885

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	22,918
State of California, General Obligation Unlimited
7.30%, 10/01/2039	50,000	76,054
7.60%, 11/01/2040	55,000	90,124
7.95%, 03/01/2036	95,000	98,093
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	10,000	12,198

		299,387

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	12,842

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	14,000	22,039

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	21,298
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	15,000	21,362
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	12,479
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	25,392

		80,531

Total Municipal Government Obligations (Cost $395,061)		414,799

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 5.03% (D), 02/01/2041	6,886	7,196
5.50%, 06/01/2041	19,624	21,858

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	$ 465,921	$ 478,666
3.01%, 07/25/2025	388,000	403,261
3.06% (D), 08/25/2024	405,000	419,625
3.53% (D), 07/25/2023	157,000	164,481
Federal National Mortgage Association
2.50%, TBA (J)	348,000	349,985
3.00%, TBA (J)	2,745,000	2,773,617
3.33% (D), 10/25/2023	52,065	54,185
3.50%, 11/01/2028 - 01/01/2029	79,535	82,788
3.50%, TBA (J)	2,507,000	2,567,912
4.00%, 10/01/2025 - 06/01/2042	51,880	54,569
4.00%, TBA (J)	1,017,000	1,052,727
4.50%, 02/01/2025 - 06/01/2026	61,903	64,951
12-Month LIBOR + 1.75%, 4.81% (D), 03/01/2041	4,304	4,488
12-Month LIBOR + 1.82%, 4.90% (D), 03/01/2041	1,779	1,869
5.00%, 04/01/2039 - 11/01/2039	181,497	199,533
5.50%, 09/01/2036 - 12/01/2041	254,982	286,646
6.00%, 02/01/2038 - 06/01/2041	265,967	302,973
6.50%, 05/01/2040	36,017	41,748
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	180,355	8,670

Total U.S. Government Agency Obligations (Cost $9,295,484)		9,341,748

U.S. GOVERNMENT OBLIGATIONS - 9.6%
U.S. Treasury - 8.4%
U.S. Treasury Bond
2.25%, 08/15/2046	123,000	116,144
2.50%, 02/15/2045 - 05/15/2046	514,000	511,642
2.75%, 08/15/2042 - 11/15/2047	1,013,500	1,061,246
2.88%, 08/15/2045	166,000	177,302
3.00%, 05/15/2042 - 08/15/2048	325,100	356,134
3.13%, 05/15/2048	17,000	19,061
3.50%, 02/15/2039	369,000	437,669
3.63%, 02/15/2044	1,105,300	1,334,822
4.50%, 02/15/2036	69,000	90,926
4.75%, 02/15/2037	670,000	916,120
5.25%, 02/15/2029	177,000	226,636
U.S. Treasury Note
1.13%, 06/30/2021 - 09/30/2021	255,000	251,087
1.50%, 08/15/2026	320,000	310,775
1.63%, 08/15/2022 - 05/15/2026	578,800	570,869
1.75%, 11/30/2021	163,000	162,503
1.88%, 11/30/2021	155,000	154,982
2.00%, 02/28/2021 - 02/15/2025	604,000	606,184
2.25%, 11/15/2027	311,300	317,623
2.38%, 02/29/2024	417,000	426,676
2.50%, 12/31/2020 - 08/15/2023	460,000	466,055
2.63%, 08/15/2020 - 02/15/2029	1,042,900	1,077,595
2.88%, 05/15/2028 - 05/15/2049	236,200	253,039
3.13%, 11/15/2028	213,500	233,516

		10,078,606

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	88,015	98,561
2.50%, 01/15/2029	325,282	391,345

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	$ 946,105	$ 960,334

		1,450,240

Total U.S. Government Obligations (Cost $11,082,614)		11,528,846

COMMERCIAL PAPER - 5.0%
Banks - 0.3%
Concord Minutemen Capital Co.
2.37% (K), 10/01/2019	375,000	373,526

Capital Markets - 0.2%
Intercontinental Exchange, Inc.
2.50% (K), 09/04/2019	250,000	249,422

Diversified Financial Services - 3.5%
Anglesea Funding PLC
2.35% (K), 09/18/2019	475,000	473,537
Atlantic Asset Securitization LLC
2.35% (K), 08/20/2019	300,000	299,634
Cancara Asset Securitisation LLC
2.40% (K), 09/19/2019	550,000	548,241
Chariot Funding LLC
2.31% (K), 10/01/2019	450,000	448,269
Ciesco LLC
2.57% (K), 08/13/2019	450,000	449,622
Jupiter Securitization Co. LLC
2.47% (K), 09/05/2019	300,000	299,294
Le Fayette Asset Securitization LLC
2.35% (K), 09/12/2019	300,000	299,191
Lexington Parker Capital Co. LLC
2.34% (K), 10/02/2019	400,000	398,416
Mont Blanc Capital Corp.
2.32% (K), 11/05/2019	300,000	298,184
Nieuw Amsterdam Receivables Corp.
2.56% (K), 08/12/2019	325,000	324,751
Sheffield Receivables Corp.
2.55% (K), 08/15/2019	400,000	399,611

		4,238,750

Health Care Providers & Services - 0.2%
United Healthcare Co.
2.51% (K), 08/23/2019	250,000	249,623

Pharmaceuticals - 0.4%
GlaxoSmithKline LLC
2.48% (K), 08/06/2019	400,000	399,864

Software - 0.4%
Manhattan Asset Funding Co. LLC
2.39% (K), 08/15/2019	500,000	499,543

Total Commercial Paper (Cost $6,010,728)		6,010,728

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bill
2.08% (K), 08/08/2019	25,000	24,990
2.20% (K), 10/03/2019	700,000	697,361
2.42% (K), 08/08/2019	100,000	99,954

Total Short-Term U.S. Government Obligations (Cost $822,305)		822,305

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (K)	758,065	$ 758,065

Total Other Investment Company (Cost $758,065)		758,065

Total Investments (Cost $115,757,716)		126,432,266
Net Other Assets (Liabilities) - (4.9)%		(5,877,027)

Net Assets - 100.0%		$ 120,555,239

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	5	09/20/2019	$ 749,623	$ 745,575	$ —	$ (4,048)

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$70,716,806	$—	$—	$70,716,806
Preferred Stocks	100,195	—	—	100,195
Asset-Backed Securities	—	4,056,521	—	4,056,521
Corporate Debt Securities	—	16,763,522	0	16,763,522
Foreign Government Obligations	—	680,846	—	680,846
Mortgage-Backed Securities	—	5,237,885	—	5,237,885
Municipal Government Obligations	—	414,799	—	414,799
U.S. Government Agency Obligations	—	9,341,748	—	9,341,748
U.S. Government Obligations	—	11,528,846	—	11,528,846
Commercial Paper	—	6,010,728	—	6,010,728
Short-Term U.S. Government Obligations	—	822,305	—	822,305
Other Investment Company	758,065	—	—	758,065

Total Investments	$71,575,066	$54,857,200	$0	$126,432,266

LIABILITIES
Other Financial Instruments
Futures Contracts (N)	$(4,048)	$—	$—	$(4,048)

Total Other Financial Instruments	$(4,048)	$—	$—	$(4,048)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $742,429. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $12,496,878, representing 10.4% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security deemed worthless.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2019, the value of the security is $0, representing 0.0% of the Fund’s net assets.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at July 31, 2019.
(L)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 856,739	$ 937,846
Access Point Funding I LLC
Series 2017-A, Class A,
3.06%, 04/15/2029 (A)	180,633	180,457
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 3.60% (B), 05/17/2031 (A)	2,500,000	2,463,532
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.50% (B), 07/18/2027 (A)	525,000	521,272
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	299,128	299,501
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,392,485	1,383,685
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 3.55% (B), 04/15/2027 (A)	2,810,000	2,804,872
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,662
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%, 2.55% (B), 09/25/2036	751,861	751,765
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/26/2049 (A)	2,765,000	2,761,351
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.33%, 2.60% (B), 01/25/2036	1,438,223	943,586
GSAMP Trust
Series 2006-HE1, Class A2D,
1-Month LIBOR + 0.31%, 2.58% (B), 01/25/2036	93,457	93,504
Hertz Vehicle Financing II, LP
Series 2017-2A, Class A,
3.29%, 10/25/2023 (A)	1,100,000	1,117,107
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	40,577	40,564
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	1,476,413	1,513,557
Jamestown CLO, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.65% (B), 07/15/2026 (A)	2,650,000	2,647,088
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,706,985	1,867,223

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.35%, 2.62% (B), 12/25/2035	$ 1,254,165	$ 1,300,571
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.64% (B), 04/15/2029 (A)	7,050,000	7,050,649
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 3.75% (B), 10/15/2026 (A)	2,000,000	1,994,110
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	4,117,182	4,164,852
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	9,400,000	9,472,187
Series 2017-T1, Class CT1,
3.71%, 02/15/2051 (A)	1,622,000	1,628,913
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/15/2051 (A)	4,850,000	4,845,119
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	6,787,000	6,822,916
Series 2019-T1, Class BT1,
2.84%, 07/15/2052 (A)	3,255,000	3,246,443
Series 2019-T1, Class DT1,
3.33%, 07/15/2052 (A)	2,800,000	2,796,290
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (A)	1,600,000	1,600,047
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (A)	6,385,000	6,385,640
Series 2018-T1, Class DT1,
4.24%, 08/15/2049 (A)	3,175,000	3,175,166
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (A)	785,000	790,698
Series 2018-T2, Class BT2,
3.94%, 08/15/2050 (A)	200,000	201,426
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	279,789	278,092
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	759,061	759,066
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,463,589	1,477,688
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	950,256	959,351
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	950,251	960,054
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 3.98% (B), 10/22/2030 (A)	3,000,000	2,975,511
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	3,245,000	3,245,407
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	2,064,875	2,119,890
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	922,051	925,440

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	$ 1,647,639	$ 1,665,919
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	2,395,000	2,396,561
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	2,430,000	2,431,440
Sofi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	544,173	547,560
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.16%, 2.43% (B), 11/25/2036	1,172,136	1,160,033
Spirit Master Funding LLC
Series 2014-3A, Class A,
5.74%, 03/20/2042 (A)	4,516,047	4,684,021
Series 2017-1A, Class A,
4.36%, 12/20/2047 (A)	1,734,636	1,788,818
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (A)	2,811,429	2,809,234
Series 2018-T1, Class AT1,
3.62%, 10/17/2050 (A)	3,450,000	3,488,319
Series 2018-T1, Class CT1,
4.16%, 10/17/2050 (A)	1,000,000	1,010,427
STORE Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	4,372,076	4,431,713
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	606,866	650,482
Series 2014-1A, Class A1,
4.21%, 04/20/2044 (A)	232,826	236,010
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 3.58% (B), 07/20/2027 (A)	1,440,000	1,434,482
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 3.63% (B), 04/20/2028 (A)	1,250,000	1,241,926
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	345,515	342,170
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	895,462	898,755
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,410,088	1,408,682
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,367,390	1,367,125
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,815,156	2,820,492
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	4,355,588	4,406,116
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	8,932,493	9,218,784
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	3,534,655	3,573,785
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	9,995,630	10,384,478
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	3,090,000	3,142,502

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A,
1-Month LIBOR + 0.43%, 2.70% (B), 03/25/2037 (A)	$ 22,986	$ 23,572
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	736,971	735,057
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	1,971,556	1,969,639

Total Asset-Backed Securities (Cost $156,761,561)		159,777,200

CORPORATE DEBT SECURITIES - 46.1%
Aerospace & Defense - 0.3%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	2,690,000	2,999,350
Northrop Grumman Corp.
3.20%, 02/01/2027	738,000	758,799

		3,758,149

Airlines - 1.6%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	560,757	582,537
American Airlines Pass-Through Trust
3.70%, 04/01/2028	1,413,611	1,469,024
4.00%, 01/15/2027	2,102,350	2,208,666
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	122,257	126,964
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,707,040
4.75%, 11/07/2021	1,088,909	1,104,916
6.82%, 02/10/2024	1,389,969	1,522,989
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	768,861	776,626
United Airlines Holdings, Inc.
4.25%, 10/01/2022	1,500,000	1,537,500
4.88%, 01/15/2025	1,500,000	1,567,500
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,654,978	1,725,149
4.15%, 02/25/2033	2,400,000	2,575,839
4.30%, 02/15/2027	898,868	954,381
US Airways Pass-Through Trust
3.95%, 05/15/2027	302,410	315,753

		18,174,884

Auto Components - 0.3%
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	1,808,000	1,870,738
Weichai International Hong Kong Energy Group Co., Ltd.
Fixed until 09/14/2022(C), 3.75% (B) (D)	1,600,000	1,584,800

		3,455,538

Automobiles - 0.2%
General Motors Co.
6.25%, 10/02/2043	1,982,000	2,146,724

Banks - 6.4%
AIB Group PLC
Fixed until 04/10/2024, 4.26% (B), 04/10/2025 (A)	2,887,000	2,966,481

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banco Santander SA
2.71%, 06/27/2024	$ 2,800,000	$ 2,787,684
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,391,000	1,430,746
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	6,296,000	6,486,931
Fixed until 06/20/2024 (C), 5.13% (B)	5,636,000	5,699,687
5.88%, 02/07/2042, MTN	891,000	1,202,211
Barclays Bank PLC
10.18%, 06/12/2021 (A)	2,164,000	2,437,339
Barclays PLC
Fixed until 05/07/2024, 3.93% (B), 05/07/2025	2,016,000	2,036,747
BBVA Bancomer SA
6.50%, 03/10/2021 (A) (E)	4,600,000	4,825,400
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (B)	2,429,000	2,538,305
BPCE SA
3.50%, 10/23/2027 (A)	2,248,000	2,291,610
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	2,286,000	2,347,308
Fixed until 03/20/2029, 3.98% (B), 03/20/2030	3,266,000	3,489,907
Commerzbank AG
8.13%, 09/19/2023 (A)	2,281,000	2,638,167
Credit Agricole SA
3.25%, 10/04/2024 (A)	2,423,000	2,467,914
Discover Bank
3.45%, 07/27/2026	2,949,000	3,012,854
First Horizon National Corp.
3.50%, 12/15/2020	1,320,000	1,332,841
HSBC Holdings PLC
Fixed until 09/17/2024 (C), 6.38% (B) (E)	2,805,000	2,916,134
ING Bank NV
5.80%, 09/25/2023 (A)	963,000	1,063,188
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	595,000	602,502
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	3,136,000	3,282,819
4.13%, 12/15/2026	2,502,000	2,694,977
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A) (F)	4,905,000	4,926,386
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 3.90% (B), 06/25/2024	1,221,000	1,222,869
UniCredit SpA
6.57%, 01/14/2022 (A)	2,283,000	2,443,115
Wells Fargo & Co.
3-Month LIBOR + 3.77%, 6.18% (B), 09/15/2019 (C)	4,558,000	4,586,487
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	595,435

		74,326,044

Beverages - 1.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	2,446,000	2,579,772
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	1,543,000	1,622,584

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	$ 844,000	$ 902,671
4.75%, 01/23/2029	3,118,000	3,551,848
Constellation Brands, Inc.
2.65%, 11/07/2022	2,509,000	2,518,359
3.15%, 08/01/2029 (E)	1,041,000	1,039,452
3.70%, 12/06/2026	1,624,000	1,700,543
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	3,260,000	3,341,500
Pernod Ricard SA
4.45%, 01/15/2022 (A)	3,980,000	4,169,506
5.75%, 04/07/2021 (A)	777,000	817,668

		22,243,903

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 05/14/2026	1,092,000	1,099,015

Building Products - 1.0%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	2,215,000	2,087,637
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	4,316,000	4,467,060
Owens Corning
4.20%, 12/15/2022 (G)	4,316,000	4,521,169

		11,075,866

Capital Markets - 2.4%
Bank of New York Mellon Corp.
Fixed until 06/20/2020 (C), 4.95% (B)	1,556,000	1,569,615
Charles Schwab Corp.
3.20%, 03/02/2027	2,314,000	2,396,834
Fixed until 12/01/2027 (C), 5.00% (B)	2,104,000	2,109,260
Credit Suisse AG
6.50%, 08/08/2023 (A)	2,636,000	2,912,706
Credit Suisse Group AG
Fixed until 09/12/2025 (C), 7.25% (A) (B)	4,063,000	4,347,410
Fixed until 07/17/2023 (C), 7.50% (A) (B)	1,848,000	1,963,500
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	2,315,000	2,437,119
Fixed until 05/10/2020 (C), 5.38% (B)	2,768,000	2,792,358
Lazard Group LLC
4.50%, 09/19/2028	2,336,000	2,499,425
Morgan Stanley
3.13%, 01/23/2023, MTN	755,000	769,091
UBS AG
7.63%, 08/17/2022	1,105,000	1,237,523
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	1,323,000	1,329,684
Fixed until 08/10/2021 (C), 7.13% (B) (D)	1,055,000	1,101,066

		27,465,591

Chemicals - 0.8%
Mosaic Co.
4.05%, 11/15/2027 (E)	800,000	827,417
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,800,000	2,884,560
Nutrien, Ltd.
4.20%, 04/01/2029	2,514,000	2,713,312
Syngenta Finance NV
3.93%, 04/23/2021 (A)	2,355,000	2,392,297

		8,817,586

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.4%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	$ 1,401,000	$ 1,464,045
Stericycle, Inc.
5.38%, 07/15/2024 (A)	2,522,000	2,633,825

		4,097,870

Communications Equipment - 0.8%
CommScope, Inc.
5.50%, 03/01/2024 (A)	5,927,000	6,001,088
IHS Holdco BV
9.50%, 10/27/2021 (A)	1,734,000	1,792,609
Nokia OYJ
3.38%, 06/12/2022	2,050,000	2,082,431

		9,876,128

Construction & Engineering - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	962,775
9.88%, 04/01/2027 (A)	2,000,000	2,120,000
SBA Tower Trust
2.88%, 07/15/2046 (A)	1,005,000	1,005,820
3.17%, 04/09/2047 (A)	880,000	885,557
3.45%, 03/15/2048 (A)	995,000	1,019,822

		5,993,974

Construction Materials - 0.8%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,580,000	2,601,951
LafargeHolcim Finance LLC
3.50%, 09/22/2026 (A)	4,266,000	4,276,760
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	2,300,000	2,308,897

		9,187,608

Consumer Finance - 1.5%
Ally Financial, Inc.
3.88%, 05/21/2024	2,830,000	2,921,975
8.00%, 03/15/2020	500,000	515,625
Altice Financing SA
7.50%, 05/15/2026 (A)	1,500,000	1,571,250
BMW Capital LLC
2.80%, 04/11/2026 (A)	2,612,000	2,626,669
Capital One Financial Corp.
3.30%, 10/30/2024	1,877,000	1,943,393
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,612,000	1,625,694
Navient Corp.
5.00%, 10/26/2020	2,050,000	2,092,281
Springleaf Finance Corp.
7.13%, 03/15/2026	2,000,000	2,246,250
8.25%, 12/15/2020	1,980,000	2,111,789

		17,654,926

Containers & Packaging - 0.9%
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	4,750,000	4,742,638

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	$ 2,878,250	$ 2,888,698
WRKCo, Inc.
3.90%, 06/01/2028	2,405,000	2,484,815

		10,116,151

Diversified Consumer Services - 0.3%
Nationwide Building Society
Fixed until 04/26/2022, 3.62% (B), 04/26/2023 (A)	2,206,000	2,235,356
Fixed until 07/18/2029, 3.96% (B), 07/18/2030 (A)	1,673,000	1,685,678

		3,921,034

Diversified Financial Services - 1.0%
Aircastle, Ltd.
4.25%, 06/15/2026	3,371,000	3,411,117
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	2,704,000	2,844,969
AXA Equitable Holdings, Inc.
5.00%, 04/20/2048	2,459,000	2,605,994
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	2,690,000	2,755,905

		11,617,985

Diversified Telecommunication Services - 2.0%
AT&T, Inc.
3.40%, 05/15/2025	3,247,000	3,339,971
CenturyLink, Inc.
5.80%, 03/15/2022	3,035,000	3,156,400
6.45%, 06/15/2021	3,455,000	3,623,604
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	4,855,000	5,212,425
Verizon Communications, Inc.
3.50%, 11/01/2024	870,000	911,109
4.13%, 03/16/2027	2,134,000	2,319,533
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	4,000,000	4,155,000

		22,718,042

Electric Utilities - 1.2%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	4,009,000	4,114,901
EDP Finance BV
3.63%, 07/15/2024 (A)	7,999,000	8,262,935
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	1,247,000	1,276,616

		13,654,452

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,657,000	1,678,195
Keysight Technologies, Inc.
4.55%, 10/30/2024	2,150,000	2,291,766
4.60%, 04/06/2027	1,361,000	1,459,683

		5,429,644

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Noble Holding International, Ltd.
6.05%, 03/01/2041 (E)	$ 1,736,000	$ 911,400
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,737,000	1,815,467

		2,726,867

Equity Real Estate Investment Trusts - 2.2%
CBL & Associates, LP
5.25%, 12/01/2023 (E)	997,000	727,810
HCP, Inc.
3.50%, 07/15/2029	1,081,000	1,095,580
3.88%, 08/15/2024	2,877,000	3,047,743
Highwoods Realty, LP
4.20%, 04/15/2029	2,833,000	2,976,386
Hospitality Properties Trust
4.65%, 03/15/2024	3,147,000	3,239,530
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	2,750,000	2,770,625
iStar, Inc.
5.25%, 09/15/2022	1,946,000	1,977,467
Kilroy Realty, LP
3.45%, 12/15/2024	560,000	575,803
4.38%, 10/01/2025	774,000	825,928
4.75%, 12/15/2028	2,039,000	2,266,577
Life Storage, LP
4.00%, 06/15/2029	1,053,000	1,090,721
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	3,400,000	3,549,046
4.63%, 11/01/2025	1,709,000	1,847,171

		25,990,387

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.75%, 11/30/2026	1,407,000	1,518,139
Becton Dickinson and Co.
3-Month LIBOR + 0.88%, 3.19% (B), 12/29/2020	655,000	655,164
Boston Scientific Corp.
4.70%, 03/01/2049	1,604,000	1,869,466

		4,042,769

Health Care Providers & Services - 1.1%
CHS / Community Health Systems, Inc.
8.00%, 03/15/2026 (A)	725,000	695,094
8.13%, 06/30/2024 (A)	116,000	88,160
CVS Health Corp.
4.78%, 03/25/2038	3,079,000	3,265,550
Express Scripts Holding Co.
4.50%, 02/25/2026	1,028,000	1,111,850
HCA, Inc.
4.13%, 06/15/2029	2,178,000	2,231,078
5.25%, 04/15/2025	2,342,000	2,581,074
Quest Diagnostics, Inc.
4.20%, 06/30/2029	2,067,000	2,237,123

		12,209,929

Hotels, Restaurants & Leisure - 1.6%
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	3,057,240
MGM Resorts International
5.75%, 06/15/2025	3,900,000	4,215,705
6.63%, 12/15/2021	500,000	541,305

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
8.25%, 03/15/2026 (A)	$ 3,200,000	$ 3,424,896
10.00%, 12/01/2022	2,714,000	2,829,399
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	4,525,000	4,683,375

		18,751,920

Household Durables - 0.5%
Beazer Homes, Inc.
8.75%, 03/15/2022	650,000	673,283
Century Communities, Inc.
6.75%, 06/01/2027 (A)	1,319,000	1,363,516
D.R. Horton, Inc.
4.38%, 09/15/2022	2,438,000	2,543,311
KB Home
7.63%, 05/15/2023	795,000	886,425
Whirlpool Corp.
4.75%, 02/26/2029	772,000	843,581

		6,310,116

Independent Power & Renewable Electricity Producers - 0.4%
Calpine Corp.
5.88%, 01/15/2024 (A)	1,850,000	1,891,625
NRG Energy, Inc.
7.25%, 05/15/2026	1,616,000	1,744,666
Vistra Energy Corp.
7.63%, 11/01/2024	1,220,000	1,279,475

		4,915,766

Industrial Conglomerates - 0.1%
General Electric Co.
Fixed until 01/21/2021 (C), 5.00% (B) (E)	1,442,000	1,396,937

Insurance - 1.5%
Aon Corp.
3.75%, 05/02/2029	2,940,000	3,086,887
Athene Global Funding
3.00%, 07/01/2022 (A)	2,495,000	2,525,716
CNA Financial Corp.
3.90%, 05/01/2029	1,187,000	1,246,628
Markel Corp.
5.00%, 05/20/2049	1,176,000	1,314,434
MetLife Capital Trust IV
7.88%, 12/15/2067 (A)	1,281,000	1,643,869
Prudential Financial, Inc.
Fixed until 09/15/2027, 4.50% (B), 09/15/2047	3,725,000	3,746,232
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	753,000	783,834
Swiss Re Finance SA
Fixed until 04/02/2029, 5.00% (B), 04/02/2049 (A)	2,678,000	2,895,379

		17,242,979

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	1,186,000	1,258,050
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,725,854

		2,983,904

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	1,270,000	1,304,340

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.3%
DXC Technology Co.
4.75%, 04/15/2027	$ 985,000	$ 1,058,233
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	760,000	804,964
Fiserv, Inc.
3.50%, 07/01/2029	1,443,000	1,476,218

		3,339,415

Leisure Products - 0.2%
Mattel, Inc.
4.35%, 10/01/2020	960,000	974,400
6.75%, 12/31/2025 (A) (E)	1,500,000	1,576,905

		2,551,305

Media - 2.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.13%, 07/01/2049	5,570,000	5,677,885
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024 (A) (G)	1,240,000	1,345,400
Comcast Corp.
4.15%, 10/15/2028	2,648,000	2,918,376
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,125,000
6.75%, 11/15/2021	1,315,000	1,407,050
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A) (F)	1,040,000	1,056,900
6.63%, 08/15/2027 (A) (F)	690,000	705,094
DISH DBS Corp.
5.88%, 07/15/2022	4,615,000	4,664,703
6.75%, 06/01/2021	900,000	936,855
Time Warner Cable LLC
5.00%, 02/01/2020	914,000	924,532
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	2,250,000	2,233,800
6.75%, 09/15/2022 (A)	646,000	657,628
Ziggo BV
5.50%, 01/15/2027 (A)	1,500,000	1,535,625

		26,188,848

Metals & Mining - 0.2%
ArcelorMittal
6.75%, 03/01/2041	1,983,000	2,321,509

Multi-Utilities - 0.9%
Black Hills Corp.
3.15%, 01/15/2027	1,625,000	1,622,361
4.25%, 11/30/2023	2,549,000	2,697,479
5.88%, 07/15/2020	700,000	720,711
Dominion Energy, Inc.
2.58%, 07/01/2020	4,960,000	4,960,472

		10,001,023

Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	4,548,000	5,106,917
Chesapeake Energy Corp.
8.00%, 06/15/2027 (E)	2,380,000	1,904,000
Citgo Holding, Inc.
9.25%, 08/01/2024 (A) (F)	700,000	728,875
Energy Transfer Operating, LP
6.00%, 06/15/2048	3,714,000	4,269,615

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP
5.05%, 04/01/2045	$ 1,095,000	$ 919,800
EQM Midstream Partners, LP
6.50%, 07/15/2048	2,310,000	2,265,769
Exxon Mobil Corp.
3.04%, 03/01/2026	2,584,000	2,684,078
Lukoil International Finance BV
6.66%, 06/07/2022 (A)	1,000,000	1,097,302
NuStar Logistics, LP
4.80%, 09/01/2020	1,250,000	1,267,188
5.63%, 04/28/2027	2,000,000	2,064,320
6.00%, 06/01/2026	350,000	369,250
ONEOK Partners, LP
4.90%, 03/15/2025	5,248,000	5,697,595
Petroleos Mexicanos
3.50%, 01/30/2023	2,960,000	2,820,910
6.50%, 01/23/2029	2,832,000	2,767,572
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A)	1,445,000	1,453,236
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	3,496,000	3,775,694
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.13%, 02/01/2025 (E)	2,500,000	2,575,000
Trinidad Petroleum Holdings, Ltd.
9.75%, 08/14/2019 (A)	1,209,000	1,209,000
Western Midstream Operating, LP
4.50%, 03/01/2028	1,792,000	1,783,278
YPF SA
8.50%, 07/28/2025 (A)	2,242,000	2,233,592

		46,992,991

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049 (A) (E)	1,560,000	1,684,800

Pharmaceuticals - 1.2%
Allergan Finance LLC
3.25%, 10/01/2022	1,361,000	1,381,792
AstraZeneca PLC
4.00%, 01/17/2029	3,089,000	3,377,597
Bausch Health Cos., Inc.
5.88%, 05/15/2023 (A)	1,111,000	1,118,999
7.00%, 01/15/2028 (A)	617,000	639,366
Bayer Finance LLC
3.00%, 10/08/2021 (A)	2,331,000	2,343,698
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (A)	1,571,000	1,625,671
Merck & Co., Inc.
3.40%, 03/07/2029	1,505,000	1,602,130
Mylan, Inc.
4.55%, 04/15/2028 (E)	1,332,000	1,402,527
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (A)	747,000	858,391

		14,350,171

Road & Rail - 0.3%
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (A)	2,862,000	3,091,819

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.
3.13%, 04/15/2021 (A)	5,000,000	5,027,646
KLA Corp.
4.10%, 03/15/2029	1,181,000	1,273,408

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
3.75%, 03/15/2026	$ 1,283,000	$ 1,355,609
Micron Technology, Inc.
4.64%, 02/06/2024	1,494,000	1,574,890
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (A)	725,000	777,637
QUALCOMM, Inc.
3.25%, 05/20/2027	1,314,000	1,344,940

		11,354,130

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.
2.85%, 02/23/2023	2,236,000	2,287,749
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	2,445,000	2,703,297
Western Digital Corp.
4.75%, 02/15/2026 (E)	2,985,000	2,951,419

		7,942,465

Tobacco - 0.6%
Altria Group, Inc.
4.80%, 02/14/2029	1,179,000	1,272,222
BAT Capital Corp.
2.76%, 08/15/2022	1,553,000	1,552,803
3.22%, 08/15/2024	1,101,000	1,109,952
Imperial Brands Finance PLC
3.13%, 07/26/2024 (A)	2,211,000	2,206,188
Reynolds American, Inc.
7.25%, 06/15/2037	340,000	429,495

		6,570,660

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	964,000	994,727

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	2,705,000	2,726,944
3.72%, 07/15/2043 (A)	160,000	164,533
Sprint Corp.
7.25%, 09/15/2021	2,450,000	2,630,688
7.88%, 09/15/2023	4,250,000	4,738,750

		10,260,915

Total Corporate Debt Securities (Cost $515,497,902)		532,351,806

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Argentina - 0.2%
Argentina Republic Government International Bond
7.50%, 04/22/2026	2,801,000	2,394,855

Costa Rica - 0.3%
Costa Rica Government International Bond
7.00%, 04/04/2044 (A)	3,100,000	3,158,156

Dominican Republic - 0.1%
Dominican Republic International Bond
5.50%, 01/27/2025 (D)	1,122,000	1,192,136

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	$ 2,780,000	$ 3,052,922

Mongolia - 0.0% (H)
Mongolia Government International Bond
5.63%, 05/01/2023 (A) (E)	470,000	479,395

Oman - 0.1%
Oman Government International Bond
5.63%, 01/17/2028 (A)	1,625,000	1,606,313

Qatar - 0.2%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	1,857,000	1,956,814

Saudi Arabia - 0.0% (H)
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	560,000	559,966

Total Foreign Government Obligations (Cost $14,393,008)		14,400,557

LOAN ASSIGNMENTS - 1.1%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.27% (B), 11/14/2022	5,857,137	5,776,602

Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 7.75% (B), 05/01/2025 (F)	2,894,823	2,888,793

Food & Staples Retailing - 0.2%
Albertsons LLC
Term Loan B6,
1-Month LIBOR + 3.00%, 5.23% (B), 06/22/2023	900,174	901,299
Term Loan B7,
1-Month LIBOR + 3.00%, 5.23% (B), 11/17/2025	206,797	206,991
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.48% (B), 07/29/2023	1,257,204	1,155,581

		2,263,871

Media - 0.2%
PSAV Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.58% (B), 03/01/2025	985,658	961,017
3-Month LIBOR + 3.25%, 5.58% (B), 03/01/2025	60,271	58,764
1-Month LIBOR + 3.25%, 5.65% (B), 03/01/2025	981,044	956,518

		1,976,299

Total Loan Assignments (Cost $13,029,259)		12,905,565

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 15.1%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	$ 2,400,000	$ 2,426,044
AFN LLC
Series 2019-1A, Class A1,
3.78%, 05/20/2049 (A)	4,692,167	4,799,148
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 2.48% (B), 05/25/2035	800,690	763,305
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 2.49% (B), 05/25/2035	1,632,090	1,528,283
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 2.59% (B), 03/25/2036	1,662,338	1,489,472
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 2.39% (B), 03/25/2047	592,003	547,093
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	1,410,053	1,439,526
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.43% (B), 04/15/2035 (A)	3,988,000	4,012,964
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 2.45% (B), 04/25/2037	338,695	282,493
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	240,000	239,547
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,345,000	2,314,726
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.53% (B), 08/15/2036 (A)	2,130,000	2,124,671
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 4.03% (B), 08/15/2036 (A)	2,130,000	2,129,981
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 4.83% (B), 08/15/2036 (A)	1,890,000	1,892,359
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.45% (B), 03/15/2037 (A)	7,065,000	7,067,173
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.76% (B), 03/15/2037 (A)	2,570,000	2,581,252
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 4.23% (B), 07/15/2035 (A)	4,065,000	4,075,136
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 07/15/2034 (A)	5,185,000	5,186,572
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 07/15/2034 (A)	3,982,250	3,984,712

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.33% (B), 11/15/2034 (A)	$ 1,825,000	$ 1,818,164
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B,
3.21%, 04/10/2028 (A)	2,200,000	2,204,107
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 4.08% (B), 07/15/2030 (A)	2,200,000	2,198,355
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 2.54% (B), 04/25/2035	240,127	235,309
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 2.52% (B), 02/25/2036	347,010	333,587
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 3.83% (B), 11/15/2036 (A)	2,500,000	2,501,545
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 4.58% (B), 11/15/2036 (A)	5,750,000	5,767,961
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class C,
1-Month LIBOR + 1.25%, 3.58% (B), 07/15/2032 (A)	1,000,000	998,116
Series 2019-PRM, Class C,
3.90%, 05/10/2036 (A)	2,380,000	2,456,419
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	111,474	115,326
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	174,125	175,753
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 3.47% (B), 06/11/2032 (A)	1,725,000	1,724,971
Series 2017-IKPR, Class D,
1-Month LIBOR + 2.05%, 4.42% (B), 06/11/2032 (A)	2,081,000	2,084,221
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,245,991
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,147,040
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 3.63% (B), 12/15/2031 (A)	2,215,000	2,216,386
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.55% (B), 12/27/2036 (A)	863,844	823,121
GPT Mortgage Trust
Series 2018-GPP, Class B,
1-Month LIBOR + 1.28%, 3.61% (B), 06/15/2035 (A)	1,150,000	1,148,559
Series 2018-GPP, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 06/15/2035 (A)	600,000	596,986

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	$ 4,842,000	$ 4,976,851
Series 2018-FBLU, Class D,
1-Month LIBOR + 2.00%, 4.33% (B), 11/15/2035 (A)	4,950,000	4,974,750
Series 2019-SOHO, Class C,
1-Month LIBOR + 1.30%, 3.63% (B), 06/15/2036 (A)	8,200,000	8,205,041
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	2,029,805
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 2.39% (B), 05/25/2037	226,338	141,796
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 3.93% (B), 11/15/2036 (A)	3,580,000	3,591,214
ILPT Trust
Series 2019-SURF, Class C,
4.29% (B), 02/11/2041 (A)	1,930,000	2,115,697
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.77% (B), 08/25/2037	892,589	771,042
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.25%, 3.58% (B), 01/15/2033 (A)	3,835,000	3,833,698
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
4.25% (B), 02/26/2036 (A)	60,136	60,293
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	1,852,123
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
4.39% (B), 03/25/2036	1,398,450	1,139,275
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	1,716,853	1,771,051
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	10,188,244	10,330,600
Monarch Beach Resort Trust
Series 2018-MBR, Class D,
1-Month LIBOR + 1.70%, 4.03% (B), 07/15/2035 (A)	2,225,000	2,231,942
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 07/15/2035 (A)	2,015,000	2,020,036
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
4.39% (B), 11/21/2035 (A)	877,703	888,798
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 3.51% (B), 10/15/2037 (A)	1,375,000	1,376,717

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust (continued)
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 3.98% (B), 10/15/2037 (A)	$ 1,110,000	$ 1,112,775
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	869,654	892,521
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	2,596,935	2,683,515
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,914,325	1,984,841
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	1,373,230	1,418,747
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	1,003,333	1,046,850
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	3,759,556	3,896,364
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	9,864,967	10,188,262
Series 2019-RPL2, Class A1,
3.25%, 02/25/2049	5,600,000	5,675,099
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 2.54% (B), 02/25/2046	3,978,413	2,904,050
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 2.49% (B), 02/25/2046	99,430	37,094
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 2.48% (B), 06/25/2037	272,788	238,068
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	2,265,116	2,370,565
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (A)	1,202,931	1,222,693
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 3.52% (B), 08/20/2030 (A)	969,780	970,074
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.71% (B), 11/11/2034 (A)	1,405,489	1,408,108
VNDO Mortgage Trust
Series 2012-6AVE, Class E,
3.34% (B), 11/15/2030 (A)	4,000,000	4,026,924
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-L, Class 1A2,
4.74% (B), 11/25/2033	66,208	68,519

Total Mortgage-Backed Securities (Cost $171,734,506)		174,132,172

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.6%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	1,400,000	2,129,526
7.95%, 03/01/2036	4,345,000	4,486,473

Total Municipal Government Obligations (Cost $6,563,048)		6,615,999

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	$ 901,217	$ 167,935
Federal National Mortgage Association
3.00%, TBA (F)	4,990,000	5,032,590
3.50%, TBA (F)	44,925,000	46,016,537

Total U.S. Government Agency Obligations (Cost $52,100,404)		51,217,062

U.S. GOVERNMENT OBLIGATIONS - 14.2%
U.S. Treasury - 13.2%
U.S. Treasury Bond
2.25%, 08/15/2046	15,726,000	14,849,398
2.50%, 05/15/2046	9,450,000	9,394,260
2.75%, 08/15/2042 - 11/15/2047	23,400,000	24,446,453
3.00%, 08/15/2048 - 02/15/2049	10,489,000	11,500,590
3.13%, 05/15/2048	8,143,000	9,130,021
3.50%, 02/15/2039	6,820,000	8,089,159
4.50%, 02/15/2036	7,145,000	9,415,491
6.25%, 05/15/2030	7,185,000	10,109,800
U.S. Treasury Note
2.00%, 02/28/2021	2,923,000	2,924,256
2.25%, 11/15/2027	1,426,800	1,455,782
2.38%, 02/29/2024	2,953,000	3,021,519
2.50%, 12/31/2020 - 01/31/2024	2,771,700	2,813,173
2.63%, 02/15/2029	6,379,500	6,712,181
2.88%, 10/31/2020 - 10/31/2023	25,006,000	25,608,523
3.13%, 11/15/2028	12,090,900	13,224,422

		152,695,028

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	9,210,226	11,080,766

Total U.S. Government Obligations (Cost $154,597,665)		163,775,794

	Shares	Value
PREFERRED STOCKS - 0.6%
Banks - 0.3%
CoBank ACB,
Series F, Fixed until 10/01/2022, 6.25% (B) (I)	14,300	1,515,800
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.30% (B)	74,000	1,950,640

		3,466,440

Diversified Telecommunication Services - 0.3%
Centaur Funding Corp.,
Series B, 9.08% (A) (J) (K) (L)	3,533	3,727,315

Total Preferred Stocks (Cost $7,588,912)		7,193,755

	Principal	Value
COMMERCIAL PAPER - 2.4%
Banks - 0.2%
Concord Minutemen Capital Co.
2.37% (M), 10/01/2019	$ 3,000,000	2,988,207

	Principal	Value
COMMERCIAL PAPER (continued)
Commercial Services & Supplies - 0.6%
Charta LLC
2.29% (M), 10/25/2019	$ 7,100,000	$ 7,062,281

Diversified Financial Services - 1.6%
Atlantic Asset Securitization LLC
2.35% (M), 08/20/2019	9,400,000	9,388,540
Chariot Funding LLC
2.58% (M), 08/08/2019	400,000	399,803
Jupiter Securitization Co. LLC
2.47% (M), 09/05/2019	500,000	498,824
Mont Blanc Capital Corp.
2.32% (M), 11/05/2019	4,700,000	4,671,549
Nieuw Amsterdam Receivables Corp.
2.26% (M), 10/15/2019	3,000,000	2,986,125
Sheffield Receivables Corp.
2.55% (M), 08/15/2019	300,000	299,708

		18,244,549

Total Commercial Paper (Cost $28,295,037)		28,295,037

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
2.15% (M), 09/17/2019	7,300,000	7,279,819
2.20% (M), 10/03/2019	12,600,000	12,552,493
2.42% (M), 08/08/2019	2,925,000	2,923,649

Total Short-Term U.S. Government Obligations (Cost $22,755,961)		22,755,961

	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (M)	17,678,488	17,678,488

Total Other Investment Company (Cost $17,678,488)		17,678,488

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 1.45% (M), dated 07/31/2019, to be repurchased at $44,596,456 on 08/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2021, and with a value of $45,487,811.	$ 44,594,660	44,594,660

Total Repurchase Agreement (Cost $44,594,660)		44,594,660

Total Investments (Cost $1,205,590,411)		1,235,694,056
Net Other Assets (Liabilities) - (6.9)%		(79,678,442)

Net Assets - 100.0%		$ 1,156,015,614

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$159,777,200	$—	$159,777,200
Corporate Debt Securities	—	532,351,806	—	532,351,806
Foreign Government Obligations	—	14,400,557	—	14,400,557
Loan Assignments	—	12,905,565	—	12,905,565
Mortgage-Backed Securities	—	174,132,172	—	174,132,172
Municipal Government Obligations	—	6,615,999	—	6,615,999
U.S. Government Agency Obligations	—	51,217,062	—	51,217,062
U.S. Government Obligations	—	163,775,794	—	163,775,794
Preferred Stocks	1,950,640	1,515,800	3,727,315	7,193,755
Commercial Paper	—	28,295,037	—	28,295,037
Short-Term U.S. Government Obligations	—	22,755,961	—	22,755,961
Other Investment Company	17,678,488	—	—	17,678,488
Repurchase Agreement	—	44,594,660	—	44,594,660

Total Investments	$19,629,128	$1,212,337,613	$3,727,315	$1,235,694,056

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Preferred Stocks (I) (L)	$—	$—	$3,727,315	$1,515,800

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $520,992,813, representing 45.1% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the total value of Regulation S securities is $3,878,002, representing 0.3% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,309,992. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Restricted securities. At July 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Owens Corning 4.20%, 12/15/2022	10/17/2012-06/26/2019	$4,335,879	$4,521,169	0.4%
Corporate Debt Securities	Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024	02/07/2019	1,240,000	1,345,400	0.1

Total			$5,575,879	$5,866,569	0.5%

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period, the security utilized significant unobservable inputs.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2019, the value of the security is $3,727,315, representing 0.3% of the Fund’s net assets.
(K)	Security is Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(M)	Rates disclosed reflect the yields at July 31, 2019.
(N)	The Fund recognizes transfers in and out of Level 3 as of July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 93.8%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (A)	112,928	$ 8,762,084
Moderna, Inc. (A) (B)	361,265	4,732,571

		13,494,655

Chemicals - 4.8%
Ecolab, Inc.	499,914	100,847,651

Entertainment - 12.0%
Netflix, Inc. (A)	148,569	47,986,301
Spotify Technology SA (A)	656,603	101,734,069
Walt Disney Co.	728,871	104,235,842

		253,956,212

Health Care Equipment & Supplies - 6.7%
DexCom, Inc. (A)	251,647	39,475,865
Intuitive Surgical, Inc. (A)	197,420	102,561,664

		142,037,529

Health Care Providers & Services - 3.0%
Convetrus, Inc. (A) (B)	1,013,683	23,993,877
Guardant Health, Inc. (A) (B)	420,174	39,492,154

		63,486,031

Health Care Technology - 2.6%
Veeva Systems, Inc., Class A (A)	330,035	54,752,806

Household Durables - 1.5%
Roku, Inc. (A)	295,225	30,505,599

Interactive Media & Services - 10.6%
Alphabet, Inc., Class C (A)	46,185	56,192,366
Facebook, Inc., Class A (A)	158,658	30,816,143
Snap, Inc., Class A (A)	1,827,340	30,699,312
Twitter, Inc. (A)	2,532,566	107,152,868

		224,860,689

Internet & Direct Marketing Retail - 13.1%
Amazon.com, Inc. (A)	84,359	157,479,694
Chewy, Inc., Class A (A)	513,343	17,227,791
Farfetch, Ltd., Class A (A)	1,182,487	23,767,989
MercadoLibre, Inc. (A)	82,754	51,424,990
Wayfair, Inc., Class A (A)	211,724	27,769,720

		277,670,184

IT Services - 11.9%
Adyen NV (A) (C)	40,824	30,846,033
MongoDB, Inc. (A) (B)	221,064	31,660,786
Okta, Inc. (A)	232,033	30,356,877
Shopify, Inc., Class A (A)	161,484	51,332,534
Square, Inc., Class A (A)	398,577	32,049,577
Twilio, Inc., Class A (A)	552,472	76,854,380

		253,100,187

Life Sciences Tools & Services - 4.3%
Illumina, Inc. (A)	303,975	91,004,035

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 6.1%
Uber Technologies, Inc. (A) (B)	1,646,423	$ 69,380,265
Union Pacific Corp.	334,402	60,175,640

		129,555,905

Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp.	179,691	30,317,466

Software - 15.2%
Atlassian Corp. PLC, Class A (A)	223,278	31,285,713
Coupa Software, Inc. (A)	285,392	38,730,548
ServiceNow, Inc. (A)	270,089	74,919,988
Slack Technologies, Inc., Class A (A) (B)	2,233,340	74,638,223
Trade Desk, Inc., Class A (A)	122,392	32,227,038
Workday, Inc., Class A (A)	351,744	70,341,765

		322,143,275

Total Common Stocks (Cost $1,579,532,595)		1,987,732,224

OTHER INVESTMENT COMPANY - 5.3%
Securities Lending Collateral - 5.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	112,348,739	112,348,739

Total Other Investment Company (Cost $112,348,739)		112,348,739

	Principal	Value
REPURCHASE AGREEMENT - 5.5%
Fixed Income Clearing Corp., 1.45% (D), dated 07/31/2019, to be repurchased at $117,146,558 on 08/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2021, and with a value of $119,484,890.	$ 117,141,840	117,141,840

Total Repurchase Agreement (Cost $117,141,840)		117,141,840

Total Investments Excluding Purchased Options (Cost $1,809,023,174)		2,217,222,803
Total Purchased Options - 0.0% (E) (Cost $4,881,701)		925,748

Total Investments (Cost $1,813,904,875)		2,218,148,551
Net Other Assets (Liabilities) - (4.6)%		(97,535,037)

Net Assets - 100.0%		$ 2,120,613,514

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	BNP	USD	7.58	01/17/2020	USD	277,077,459	$1,418,397	$228,035
Put - USD vs. CNH	RBS	USD	7.85	06/16/2020	USD	388,428,678	2,004,292	682,081
Put - USD vs. CNH	RBS	USD	8.00	10/21/2019	USD	248,131,293	1,459,012	15,632

Total							$4,881,701	$925,748

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,956,886,191	$30,846,033	$—	$1,987,732,224
Other Investment Company	112,348,739	—	—	112,348,739
Repurchase Agreement	—	117,141,840	—	117,141,840
Over-the-Counter Foreign Exchange Options Purchased	—	925,748	—	925,748

Total Investments	$2,069,234,930	$148,913,621	$—	$2,218,148,551

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $109,923,188. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the value of the 144A security is $30,846,033, representing 1.5% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2019.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.1%
International Equity Funds - 11.7%
Vanguard FTSE Developed Markets ETF (A)	93,629	$ 3,825,681
Vanguard FTSE Emerging Markets ETF	18,128	757,025

		4,582,706

International Fixed Income Fund - 5.8%
Vanguard Total International Bond ETF	39,152	2,269,250

U.S. Equity Funds - 34.5%
Schwab U.S. Large-Cap ETF	170,989	12,176,127
Schwab U.S. Small-Cap ETF	17,899	1,296,246

		13,472,373

U.S. Fixed Income Funds - 48.1%
iShares Core U.S. Aggregate Bond ETF	135,550	15,086,715
iShares TIPS Bond ETF	20,049	2,310,447
Xtrackers USD High Yield Corporate Bond ETF	27,361	1,369,144

		18,766,306

Total Exchange-Traded Funds (Cost $35,160,851)		39,090,635

OTHER INVESTMENT COMPANY - 9.9%
Securities Lending Collateral - 9.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	3,869,891	3,869,891

Total Other Investment Company (Cost $3,869,891)		3,869,891

	Principal	Value
REPURCHASE AGREEMENT - 0.4%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $169,096 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $173,289.

	$ 169,089	$ 169,089

Total Repurchase Agreement (Cost $169,089)		169,089

Total Investments (Cost $39,199,831)		43,129,615
Net Other Assets (Liabilities) - (10.4)%		(4,056,620)

Net Assets - 100.0%		$ 39,072,995

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$39,090,635	$—	$—	$39,090,635
Other Investment Company	3,869,891	—	—	3,869,891
Repurchase Agreement	—	169,089	—	169,089

Total Investments	$42,960,526	$169,089	$—	$43,129,615

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $3,787,395. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 14.1%
Vanguard FTSE Developed Markets ETF (A)	162,052	$ 6,621,444
Vanguard FTSE Emerging Markets ETF	30,326	1,266,414

		7,887,858

International Fixed Income Fund - 4.9%
Vanguard Total International Bond ETF	46,958	2,721,686

U.S. Equity Funds - 37.3%
Schwab U.S. Large-Cap ETF	267,813	19,070,964
Schwab U.S. Small-Cap ETF	25,378	1,837,875

		20,908,839

U.S. Fixed Income Funds - 43.0%
iShares Core U.S. Aggregate Bond ETF	178,537	19,871,168
iShares TIPS Bond ETF	23,907	2,755,043
Xtrackers USD High Yield Corporate Bond ETF	29,366	1,469,474

		24,095,685

Total Exchange-Traded Funds (Cost $49,822,956)		55,614,068

OTHER INVESTMENT COMPANY - 12.0%
Securities Lending Collateral - 12.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	6,697,994	6,697,994

Total Other Investment Company (Cost $6,697,994)		6,697,994

	Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $565,943 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $581,027.

	$ 565,921	$ 565,921

Total Repurchase Agreement (Cost $565,921)		565,921

Total Investments (Cost $57,086,871)		62,877,983
Net Other Assets (Liabilities) - (12.3)%		(6,899,014)

Net Assets - 100.0%		$ 55,978,969

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$55,614,068	$—	$—	$55,614,068
Other Investment Company	6,697,994	—	—	6,697,994
Repurchase Agreement	—	565,921	—	565,921

Total Investments	$62,312,062	$565,921	$—	$62,877,983

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $6,555,211. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 16.8%
Vanguard FTSE Developed Markets ETF (A)	257,688	$ 10,529,132
Vanguard FTSE Emerging Markets ETF	47,521	1,984,477

		12,513,609

International Fixed Income Fund - 3.0%
Vanguard Total International Bond ETF	38,727	2,244,617

U.S. Equity Funds - 40.2%
Schwab U.S. Large-Cap ETF	382,676	27,250,358
Schwab U.S. REIT ETF	10,064	454,389
Schwab U.S. Small-Cap ETF	31,976	2,315,702

		30,020,449

U.S. Fixed Income Funds - 39.4%
iShares Core U.S. Aggregate Bond ETF	231,764	25,795,333
iShares TIPS Bond ETF	19,215	2,214,337
Xtrackers USD High Yield Corporate Bond ETF	27,063	1,354,232

		29,363,902

Total Exchange-Traded Funds (Cost $65,745,320)		74,142,577

OTHER INVESTMENT COMPANY - 7.5%
Securities Lending Collateral - 7.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	5,628,151	5,628,151

Total Other Investment Company (Cost $5,628,151)		5,628,151

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $622,926 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $637,091.

$ 622,901	$ 622,901

Total Repurchase Agreement (Cost $622,901)	622,901

Total Investments (Cost $71,996,372)	80,393,629
Net Other Assets (Liabilities) - (7.7)%	(5,763,002)

Net Assets - 100.0%	$ 74,630,627

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$74,142,577	$—	$—	$74,142,577
Other Investment Company	5,628,151	—	—	5,628,151
Repurchase Agreement	—	622,901	—	622,901

Total Investments	$79,770,728	$622,901	$—	$80,393,629

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $5,508,173. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 19.2%
Vanguard FTSE Developed Markets ETF (A)	228,133	$ 9,321,514
Vanguard FTSE Emerging Markets ETF	41,473	1,731,913

		11,053,427

International Fixed Income Fund - 2.0%
Vanguard Total International Bond ETF	19,493	1,129,814

U.S. Equity Funds - 45.5%
Schwab U.S. Large-Cap ETF	333,062	23,717,345
Schwab U.S. REIT ETF (A)	9,208	415,741
Schwab U.S. Small-Cap ETF	27,171	1,967,724

		26,100,810

U.S. Fixed Income Funds - 32.9%
iShares Core U.S. Aggregate Bond ETF	155,019	17,253,615
iShares TIPS Bond ETF	9,549	1,100,427
Xtrackers USD High Yield Corporate Bond ETF	10,628	531,825

		18,885,867

Total Exchange-Traded Funds (Cost $49,648,301)		57,169,918

OTHER INVESTMENT COMPANY - 16.7%
Securities Lending Collateral - 16.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	9,605,029	9,605,029

Total Other Investment Company (Cost $9,605,029)		9,605,029

	Principal	Value
REPURCHASE AGREEMENT - 0.6%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $341,250 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $351,674.

	$ 341,236	$ 341,236

Total Repurchase Agreement (Cost $341,236)		341,236

Total Investments (Cost $59,594,566)		67,116,183
Net Other Assets (Liabilities) - (16.9)%		(9,698,378)

Net Assets - 100.0%		$ 57,417,805

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$57,169,918	$—	$—	$57,169,918
Other Investment Company	9,605,029	—	—	9,605,029
Repurchase Agreement	—	341,236	—	341,236

Total Investments	$66,774,947	$341,236	$—	$67,116,183

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,399,842. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 21.8%
Vanguard FTSE Developed Markets ETF (A)	263,508	$ 10,766,937
Vanguard FTSE Emerging Markets ETF	50,376	2,103,702

		12,870,639

International Fixed Income Fund - 1.5%
Vanguard Total International Bond ETF	15,391	892,062

U.S. Equity Funds - 50.9%
Schwab U.S. Large-Cap ETF	382,694	27,251,640
Schwab U.S. REIT ETF	12,296	555,164
Schwab U.S. Small-Cap ETF	31,367	2,271,598

		30,078,402

U.S. Fixed Income Fund - 25.4%
iShares Core U.S. Aggregate Bond ETF	134,769	14,999,790

Total Exchange-Traded Funds (Cost $49,686,894)		58,840,893

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	870,696	870,696

Total Other Investment Company (Cost $870,696)		870,696

	Principal	Value
REPURCHASE AGREEMENT - 1.9%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $1,146,571 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $1,172,247.

	$ 1,146,525	$ 1,146,525

Total Repurchase Agreement (Cost $1,146,525)		1,146,525

Total Investments (Cost $51,704,115)		60,858,114
Net Other Assets (Liabilities) - (3.0)%		(1,764,235)

Net Assets - 100.0%		$ 59,093,879

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$58,840,893	$—	$—	$58,840,893
Other Investment Company	870,696	—	—	870,696
Repurchase Agreement	—	1,146,525	—	1,146,525

Total Investments	$59,711,589	$1,146,525	$—	$60,858,114

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $852,135. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 23.1%
Vanguard FTSE Developed Markets ETF (A)	250,952	$ 10,253,899
Vanguard FTSE Emerging Markets ETF	46,037	1,922,505

		12,176,404

International Fixed Income Fund - 1.0%
Vanguard Total International Bond ETF	8,803	510,222

U.S. Equity Funds - 56.3%
Schwab U.S. Large-Cap ETF	379,900	27,052,679
Schwab U.S. REIT ETF (A)	11,967	540,310
Schwab U.S. Small-Cap ETF	28,712	2,079,323

		29,672,312

U.S. Fixed Income Fund - 18.7%
iShares Core U.S. Aggregate Bond ETF	88,434	9,842,704

Total Exchange-Traded Funds (Cost $43,467,713)		52,201,642

OTHER INVESTMENT COMPANY - 6.8%
Securities Lending Collateral - 6.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	3,566,268	3,566,268

Total Other Investment Company (Cost $3,566,268)		3,566,268

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $532,695 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $545,350.

$ 532,673	$ 532,673

Total Repurchase Agreement (Cost $532,673)	532,673

Total Investments (Cost $47,566,654)	56,300,583
Net Other Assets (Liabilities) - (6.9)%	(3,642,327)

Net Assets - 100.0%	$ 52,658,256

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$52,201,642	$—	$—	$52,201,642
Other Investment Company	3,566,268	—	—	3,566,268
Repurchase Agreement	—	532,673	—	532,673

Total Investments	$55,767,910	$532,673	$—	$56,300,583

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,490,158. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.9%
International Equity Funds - 26.2%
Vanguard FTSE Developed Markets ETF (A)	190,163	$ 7,770,060
Vanguard FTSE Emerging Markets ETF	34,248	1,430,197

		9,200,257

U.S. Equity Funds - 63.3%
Schwab U.S. Large-Cap ETF	283,991	20,222,999
Schwab U.S. REIT ETF (A)	9,188	414,838
Schwab U.S. Small-Cap ETF	21,302	1,542,691

		22,180,528

U.S. Fixed Income Fund - 9.4%
iShares Core U.S. Aggregate Bond ETF	29,687	3,304,163

Total Exchange-Traded Funds (Cost $28,244,121)		34,684,948

OTHER INVESTMENT COMPANY - 23.5%
Securities Lending Collateral - 23.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	8,255,196	8,255,196

Total Other Investment Company (Cost $8,255,196)		8,255,196

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $439,165 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $448,512.

$ 439,147	$ 439,147

Total Repurchase Agreement (Cost $439,147)	439,147

Total Investments (Cost $36,938,464)	43,379,291
Net Other Assets (Liabilities) - (23.7)%	(8,321,454)

Net Assets - 100.0%	$ 35,057,837

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$34,684,948	$—	$—	$34,684,948
Other Investment Company	8,255,196	—	—	8,255,196
Repurchase Agreement	—	439,147	—	439,147

Total Investments	$42,940,144	$439,147	$—	$43,379,291

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,078,242. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Funds - 28.8%
Vanguard FTSE Developed Markets ETF (A)	162,061	$ 6,621,812
Vanguard FTSE Emerging Markets ETF	28,892	1,206,530

		7,828,342

U.S. Equity Funds - 64.1%
Schwab U.S. Large-Cap ETF	224,782	16,006,726
Schwab U.S. REIT ETF (A)	7,875	355,556
Schwab U.S. Small-Cap ETF	15,078	1,091,949

		17,454,231

U.S. Fixed Income Fund - 6.1%
iShares Core U.S. Aggregate Bond ETF	14,986	1,667,942

Total Exchange-Traded Funds (Cost $21,889,366)		26,950,515

OTHER INVESTMENT COMPANY - 25.9%
Securities Lending Collateral - 25.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	7,058,935	7,058,935

Total Other Investment Company (Cost $7,058,935)		7,058,935

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $350,686 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $361,867.

$ 350,672	$ 350,672

Total Repurchase Agreement (Cost $350,672)	350,672

Total Investments (Cost $29,298,973)	34,360,122
Net Other Assets (Liabilities) - (26.2)%	(7,135,924)

Net Assets - 100.0%	$ 27,224,198

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$26,950,515	$—	$—	$26,950,515
Other Investment Company	7,058,935	—	—	7,058,935
Repurchase Agreement	—	350,672	—	350,672

Total Investments	$34,009,450	$350,672	$—	$34,360,122

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,907,568. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 28.9%
Vanguard FTSE Developed Markets ETF	3,641	$ 148,771
Vanguard FTSE Emerging Markets ETF	650	27,144

		175,915

U.S. Equity Funds - 64.5%
Schwab U.S. Large-Cap ETF	5,048	359,468
Schwab U.S. REIT ETF	177	7,992
Schwab U.S. Small-Cap ETF	338	24,478

		391,938

U.S. Fixed Income Fund - 6.4%
iShares Core U.S. Aggregate Bond ETF	350	38,955

Total Exchange-Traded Funds (Cost $562,662)		606,808

Total Investments (Cost $562,662)		606,808
Net Other Assets (Liabilities) - 0.2%		1,507

Net Assets - 100.0%		$ 608,315

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$606,808	$—	$—	$606,808

Total Investments	$606,808	$—	$—	$606,808

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 28.9%
Vanguard FTSE Developed Markets ETF	3,570	$ 145,870
Vanguard FTSE Emerging Markets ETF	638	26,643

		172,513

U.S. Equity Funds - 64.5%
Schwab U.S. Large-Cap ETF	4,949	352,418
Schwab U.S. REIT ETF	178	8,037
Schwab U.S. Small-Cap ETF	332	24,043

		384,498

U.S. Fixed Income Fund - 6.4%
iShares Core U.S. Aggregate Bond ETF	343	38,176

Total Exchange-Traded Funds (Cost $550,808)		595,187

Total Investments (Cost $550,808)		595,187
Net Other Assets (Liabilities) - 0.2%		1,487

Net Assets - 100.0%		$ 596,674

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$595,187	$—	$—	$595,187

Total Investments	$595,187	$—	$—	$595,187

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.1%
International Equity Funds - 5.7%
Vanguard FTSE Developed Markets ETF (A)	74,769	$ 3,055,061
Vanguard FTSE Emerging Markets ETF	16,676	696,390

		3,751,451

International Fixed Income Fund - 9.4%
Vanguard Total International Bond ETF	107,415	6,225,773

U.S. Equity Funds - 26.3%
Schwab U.S. Large-Cap ETF (A)	214,242	15,256,173
Schwab U.S. Small-Cap ETF (A)	29,397	2,128,931

		17,385,104

U.S. Fixed Income Funds - 57.7%
iShares Core U.S. Aggregate Bond ETF	269,221	29,964,297
iShares TIPS Bond ETF	39,332	4,532,620
Xtrackers USD High Yield Corporate Bond ETF	72,234	3,614,589

		38,111,506

Total Exchange-Traded Funds (Cost $61,711,627)		65,473,834

OTHER INVESTMENT COMPANY - 6.8%
Securities Lending Collateral - 6.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	4,475,877	4,475,877

Total Other Investment Company (Cost $4,475,877)		4,475,877

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $665,737 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $682,961.

$ 665,710	$ 665,710

Total Repurchase Agreement (Cost $665,710)	665,710

Total Investments (Cost $66,853,214)	70,615,421
Net Other Assets (Liabilities) - (6.9)%	(4,569,300)

Net Assets - 100.0%	$ 66,046,121

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$65,473,834	$—	$—	$65,473,834
Other Investment Company	4,475,877	—	—	4,475,877
Repurchase Agreement	—	665,710	—	665,710

Total Investments	$69,949,711	$665,710	$—	$70,615,421

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,380,634. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Biotechnology - 5.2%
BioMarin Pharmaceutical, Inc. (A)	64,093	$ 5,083,857
Genmab A/S, ADR (A)	213,055	3,896,776

		8,980,633

Capital Markets - 3.6%
Charles Schwab Corp.	145,446	6,286,176

Chemicals - 5.6%
Albemarle Corp. (B)	49,499	3,611,447
Sherwin-Williams Co.	12,090	6,202,653

		9,814,100

Electronic Equipment, Instruments & Components - 3.0%
Amphenol Corp., Class A	54,856	5,119,162

Equity Real Estate Investment Trusts - 4.9%
American Tower Corp.	40,380	8,545,215

Health Care Equipment & Supplies - 7.9%
Cooper Cos., Inc.	18,237	6,153,164
Danaher Corp.	54,132	7,605,546

		13,758,710

Health Care Providers & Services - 3.2%
Centene Corp. (A)	106,142	5,528,937

Industrial Conglomerates - 4.3%
Roper Technologies, Inc.	20,491	7,451,552

Interactive Media & Services - 7.2%
Alphabet, Inc., Class A (A)	6,079	7,405,438
Facebook, Inc., Class A (A)	26,282	5,104,753

		12,510,191

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (A)	3,662	6,836,148

IT Services - 12.4%
Accenture PLC, Class A	28,946	5,574,421
Fiserv, Inc. (A)	75,970	8,009,517
Visa, Inc., Class A	45,246	8,053,788

		21,637,726

Life Sciences Tools & Services - 4.3%
Lonza Group AG, ADR	218,937	7,470,130

Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc.	34,446	2,957,189

Pharmaceuticals - 2.9%
Roche Holding AG, ADR	151,225	5,073,599

Professional Services - 4.1%
Verisk Analytics, Inc.	47,244	7,167,860

Software - 14.7%
Adobe, Inc. (A)	24,034	7,182,801
Check Point Software Technologies, Ltd. (A)	42,190	4,723,170

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	62,340	$ 8,495,072
SS&C Technologies Holdings, Inc.	106,884	5,125,088

		25,526,131

Specialty Retail - 3.5%
O’Reilly Automotive, Inc. (A)	15,830	6,027,431

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	35,466	7,555,677

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc., Class B	52,059	4,478,636

Total Common Stocks (Cost $112,017,631)		172,725,203

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	3,544,114	3,544,114

Total Other Investment Company (Cost $3,544,114)		3,544,114

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $1,410,701 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $1,442,373.	$ 1,410,644	1,410,644

Total Repurchase Agreement (Cost $1,410,644)		1,410,644

Total Investments (Cost $116,972,389)		177,679,961
Net Other Assets (Liabilities) - (2.2)%		(3,743,100)

Net Assets - 100.0%		$ 173,936,861

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$172,725,203	$—	$—	$172,725,203
Other Investment Company	3,544,114	—	—	3,544,114
Repurchase Agreement	—	1,410,644	—	1,410,644

Total Investments	$176,269,317	$1,410,644	$—	$177,679,961

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $3,470,853. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.2%
ABFC Trust
Series 2005-AQ1, Class A4,
4.73% (A), 01/25/2034	$ 148,957	$ 151,991
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 3.07% (A), 12/26/2044 (B)	488,680	486,879
American Credit Acceptance Receivables Trust
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	533,361	537,301
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	660,204	664,805
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	160,180	160,234
Series 2018-2, Class B,
3.46%, 08/10/2022 (B)	1,156,000	1,159,265
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,032,540	2,122,022
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	224,501
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	290,353
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	817,671
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	922,592	949,793
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,879,793
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	901,275
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,296,899
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	403,400
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class B,
1.83%, 12/08/2021	700,000	697,872
Series 2017-1, Class B,
2.30%, 02/18/2022	406,000	405,482
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	218,662
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	492,218
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B)	861,862	861,862
ARIVO
Series 2018-1, Class A,
5.17%, 09/15/2019 (C) (D) (E)	1,628,825	1,628,825
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	27,348	27,228
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	634,209	633,653
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	930,948	924,282
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	9,343	9,340

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Business Jet Securities LLC
Series 2018-1, Class A,
4.34%, 02/15/2033 (B)	$ 1,174,993	$ 1,181,410
Series 2018-2, Class A,
4.45%, 06/15/2033 (B)	1,458,299	1,470,317
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	2,699,774	2,744,340
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	108,063	108,018
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	184,783
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023	1,882,959	1,878,840
Capital Auto Receivables Asset Trust
Series 2018-1, Class A3,
2.79%, 01/20/2022 (B)	2,750,000	2,755,769
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	80,182	80,068
CarNow Auto Receivables Trust
Series 2017-1A, Class A,
2.92%, 09/15/2022 (B)	132,212	132,157
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.83% (A), 02/25/2033	419,129	409,618
Series 2003-6, Class 1A5,
5.02% (A), 11/25/2034	215,615	226,375
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (B)	208,538	208,630
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	3,061	3,060
CLUB Credit Trust
Series 2017-P2, Class A,
2.61%, 01/15/2024 (B)	272,714	272,580
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	492,236	489,466
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.00%, 06/25/2040 (B)	297,892	27,220
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,357,208
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	51,026	51,173
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	66,262	66,510
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	486,612
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	533,477	534,368
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	1,150,000	1,150,295
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	292,139	292,139
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	272,000	272,298

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust (continued)
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	$ 250,000	$ 250,388
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	273,087
Series 2018-1A, Class A,
3.01%, 02/16/2027 (B)	859,000	862,007
CSMA SFR Holdings LLC
Series 2019-1, Class A,
2.00%, 04/25/2023 (C) (D)	2,062,673	2,061,698
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	519,164	522,144
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	1,034,716	1,049,525
Drive Auto Receivables Trust
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	173,814	174,103
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	320,368	322,045
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,126,000	1,144,053
Series 2017-1, Class C,
2.84%, 04/15/2022	500,572	500,846
Series 2017-1, Class D,
3.84%, 03/15/2023	1,983,000	2,004,231
Series 2017-2, Class C,
2.75%, 09/15/2023	898,845	899,328
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	3,800,000	3,839,414
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	182,626	182,786
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	657,500
Series 2018-3, Class C,
3.72%, 09/16/2024	1,625,000	1,644,332
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	662,048
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022 (C)	1,100,000	1,100,000
DT Auto Owner Trust
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	551,861	555,161
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	588,000	590,680
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	373,467	373,603
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	534,000	537,679
Series 2018-1A, Class C,
3.47%, 12/15/2023 (B)	961,000	966,063
Series 2018-1A, Class D,
3.81%, 12/15/2023 (B)	681,000	688,173
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	93,444	93,417
Exeter Automobile Receivables Trust
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	65,073	65,195
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	615,117	619,619
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	29,125	29,135
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	162,868	162,913
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	315,000	318,708

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust (continued)
Series 2017-3A, Class A,
2.05%, 12/15/2021 (B)	$ 77,940	$ 77,888
Series 2018-4A, Class B,
3.64%, 11/15/2022 (B)	744,000	750,807
First Investors Auto Owner Trust
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	866,000	866,027
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,501,413
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	1,089,000	1,088,272
Flagship Credit Auto Trust
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	118,202	118,434
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	191,656
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,083,786
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	747,633
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	2,029,000	2,081,942
Ford Credit Auto Owner Trust
Series 2016-B, Class A3,
1.33%, 10/15/2020	15,582	15,572
Fort Cre LLC
1-Month LIBOR + 2.83%, 4.96% (A), 11/21/2035 (B)	3,195,000	3,194,046
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	990,886	1,006,919
Freedom Financial Trust
Series 2018-1, Class A,
3.61%, 07/18/2024 (B)	535,055	537,301
Series 2018-2, Class A,
3.99%, 10/20/2025 (B)	1,272,052	1,280,531
GLS Auto Receivables Trust
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	611,939	624,171
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	1,300,000	1,301,738
GM Financial Automobile Leasing Trust
Series 2017-2, Class A4,
2.18%, 06/21/2021	279,000	278,759
GMAT Trust
Series 2013-1A, Class A,
6.97% (A), 11/25/2043 (B)	4,010	4,012
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	83,387	83,335
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	440,796	449,127
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	2,368,318	2,334,656
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	268,371	276,425
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	1,345,539	1,362,353
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	342,475	347,884
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	880,321	925,235

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hero Funding Trust (continued)
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	$ 1,218,531	$ 1,266,399
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	269,215	269,820
Hyundai Auto Receivables Trust
Series 2016-A, Class A3,
1.56%, 09/15/2020	2,982	2,981
Kabbage Funding LLC
Series 2019-1, Class A,
3.83%, 03/15/2024 (B)	2,735,000	2,758,612
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.79% (A), 08/25/2038 (B)	1,609,640	37,955
Series 2014-2, Class A,
3.23% (A), 04/25/2040 (B)	274,506	22,362
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (B)	1,335,000	1,330,404
Marlette Funding Trust
Series 2018-1A, Class A,
2.61%, 03/15/2028 (B)	229,079	229,011
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/2021	99,595	99,377
Ocwen Master Advance Receivables Trust
Series 2018-T2, Class CT2,
4.19%, 08/15/2050 (B)	1,280,000	1,289,105
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class A,
3.50%, 04/18/2022 (B)	696,000	699,196
OneMain Financial Issuance Trust
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	179,085	179,248
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	446,397	448,131
Oportun Funding IX LLC
Series 2018-B, Class A,
3.91%, 07/08/2024 (B)	2,329,000	2,359,412
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	616,000	614,945
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (B)	542,000	542,580
Oportun Funding VIII LLC
Series 2018-A, Class A,
3.61%, 03/08/2024 (B)	1,251,000	1,263,691
Oportun Funding X LLC
Series 2018-C, Class A,
4.10%, 10/08/2024 (B)	3,554,000	3,630,354
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1,
4.83% (A), 09/25/2058 (B)	1,251,219	1,262,439
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,716,605	2,710,026
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	476,793
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,472,165	2,467,139
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	700,000	702,082
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	276,579
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	3,021,349

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2018-SFR2, Class E,
4.66%, 08/17/2035 (B)	$ 1,284,000	$ 1,329,381
Purchasing Power Funding LLC
Series 2018-A, Class A,
3.34%, 08/15/2022 (B)	3,220,000	3,224,432
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	358,016	372,204
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B)	1,282,419	1,288,089
Santander Drive Auto Receivables Trust
Series 2015-5, Class E,
4.67%, 02/15/2023 (B)	2,400,000	2,419,394
Santander Retail Auto Lease Trust
Series 2018-A, Class A3,
2.93%, 05/20/2021 (B)	1,298,000	1,302,271
SART
4.75%, 06/15/2025	2,920,820	2,972,518
Sofi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	122,808	123,124
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	72,593	70,670
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	137,478	140,501
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	137,478	140,499
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	3,013,000	3,064,526
Synchrony Card Issuance Trust
Series 2018-A1, Class A1,
3.38%, 09/15/2024	1,580,000	1,617,772
Tricolor Auto Securitization Trust
Series 2018-1A, Class A,
5.05%, 12/15/2020 (B)	769,914	776,187
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	651,040	649,568
Upgrade Receivables Trust
Series 2018-1A, Class A,
3.76%, 11/15/2024 (B)	409,542	411,101
US Auto Funding LLC
Series 2018-1A, Class A,
5.50%, 07/15/2023 (B)	1,318,476	1,344,269
Vericrest Opportunity Loan Trust
Series 2018-NPL2, Class A1,
4.34% (A), 05/25/2048 (B)	1,028,045	1,028,701
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	5,913	5,909
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,801,000	1,796,776
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	3,516,000	3,535,297
VM Debt Trust
7.50%, 06/15/2024	1,750,000	1,750,000
VOLT FT1
3.26%, 01/27/2023	277,950	275,876
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (A), 10/25/2047 (B)	1,585,025	1,583,738

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VOLT LXIX LLC
Series 2018-NPL5, Class A1A,
4.21% (A), 08/25/2048 (B)	$ 794,028	$ 795,456
VOLT LXVII LLC
Series 2018-NPL3, Class A1,
4.38% (A), 06/25/2048 (B)	1,180,176	1,180,949
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A,
4.34% (A), 07/27/2048 (B)	949,052	950,509
VOLT LXX LLC
Series 2018-NPL6, Class A1A,
4.11% (A), 09/25/2048 (B)	830,719	831,724
VOLT LXXII LLC
Series 2018-NPL8, Class A1A,
4.21% (A), 10/26/2048 (B)	2,648,449	2,653,686
VOLT LXXV LLC
Series 2019-NPL1, Class A1A,
4.34% (A), 01/25/2049 (B)	1,677,410	1,683,635
VSE Voi Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	715,774	734,816
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	290,990	291,191
Westlake Automobile Receivables Trust
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	229,672	230,336
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	256,569	256,648
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	1,385,000	1,411,149
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3,
2.83%, 07/15/2021	1,301,000	1,306,021

Total Asset-Backed Securities (Cost $150,214,214)		151,517,576

CORPORATE DEBT SECURITIES - 25.6%
Aerospace & Defense - 0.4%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	338,614
3.95%, 04/10/2047 (B)	150,000	163,896
Boeing Co.
3.95%, 08/01/2059	740,000	746,970
L3 Harris Technologies, Inc.
3.83%, 04/27/2025	400,000	421,999
Lockheed Martin Corp.
4.50%, 05/15/2036	300,000	347,417
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	275,553
3.25%, 01/15/2028	130,000	133,951
3.85%, 04/15/2045	49,000	50,925
Precision Castparts Corp.
3.25%, 06/15/2025	100,000	103,992
4.20%, 06/15/2035	150,000	161,852
Rockwell Collins, Inc.
3.20%, 03/15/2024	140,000	144,058
United Technologies Corp.
3.75%, 11/01/2046	285,000	296,532
3.95%, 08/16/2025	120,000	129,186
4.15%, 05/15/2045	148,000	162,201
4.45%, 11/16/2038	120,000	137,689
4.50%, 06/01/2042	542,000	621,473

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
United Technologies Corp. (continued)
6.70%, 08/01/2028	$ 260,000	$ 332,498
8.88%, 11/15/2019	250,000	254,504

		4,823,310

Airlines - 0.9%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	649,928	656,896
3.55%, 07/15/2031 (B)	384,264	387,075
3.60%, 09/15/2028 (B)	503,773	520,951
4.13%, 11/15/2026 (B)	511,951	539,494
American Airlines Pass-Through Trust
3.00%, 04/15/2030	902,360	908,191
3.65%, 12/15/2029 - 08/15/2030	834,099	867,456
3.70%, 04/15/2027 - 04/01/2028	658,259	664,733
5.25%, 07/31/2022	39,263	40,516
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	435,000	439,306
4.13%, 03/20/2033 (B)	514,602	538,942
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	184,507	193,252
5.98%, 10/19/2023	199,949	211,566
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	54,829	55,635
6.82%, 02/10/2024	94,090	103,095
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	262,966	268,598
United Airlines Pass-Through Trust
2.88%, 04/07/2030	552,424	549,994
3.45%, 01/07/2030	278,180	283,593
3.50%, 09/01/2031	671,110	684,420
3.65%, 07/07/2027	200,451	201,380
3.70%, 09/01/2031	380,263	384,280
4.15%, 02/25/2033	675,000	724,455
4.55%, 02/25/2033	600,000	645,401

		9,869,229

Automobiles - 0.0% (F)
General Motors Co.
6.60%, 04/01/2036	200,000	227,742
KIA Motors Corp.
2.63%, 04/21/2021 (B)	200,000	199,223

		426,965

Banks - 4.7%
ABN AMRO Bank NV
2.45%, 06/04/2020 (B)	279,000	278,982
4.75%, 07/28/2025 (B)	600,000	643,686
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	735,897
ANZ New Zealand International, Ltd.
2.85%, 08/06/2020 (B)	250,000	250,988
3.45%, 07/17/2027 (B)	222,000	229,958
ASB Bank, Ltd.
3.13%, 05/23/2024 (B)	550,000	560,734
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	210,159
4.88%, 01/12/2021 (B)	137,000	141,990
Banco Santander SA
3.13%, 02/23/2023	200,000	202,286
Bank of America Corp.
2.50%, 10/21/2022, MTN	27,000	27,014
Fixed until 04/24/2022, 2.88% (A), 04/24/2023	50,000	50,415

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp. (continued)
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	$ 2,539,000	$ 2,574,229
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,052,216
3.25%, 10/21/2027, MTN	398,000	408,126
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	205,715
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	306,000	315,280
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,366,178
Fixed until 03/05/2028, 3.97% (A), 03/05/2029, MTN	1,300,000	1,388,148
Fixed until 04/23/2039, 4.08% (A), 04/23/2040, MTN	410,000	441,354
Fixed until 03/15/2049, 4.33% (A), 03/15/2050, MTN	410,000	465,415
Bank of Montreal
2.35%, 09/11/2022, MTN	200,000	200,512
Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	227,112
Barclays PLC
3.65%, 03/16/2025	223,000	223,312
3.68%, 01/10/2023	300,000	303,200
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	617,390
BNP Paribas SA
3.38%, 01/09/2025 (B)	320,000	325,356
3.50%, 03/01/2023 (B)	250,000	256,382
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (B)	650,000	651,988
BPCE SA
4.63%, 07/11/2024 (B)	600,000	633,479
Citigroup, Inc.
2.35%, 08/02/2021	192,000	191,880
2.75%, 04/25/2022	650,000	655,142
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	179,693
3.40%, 05/01/2026	400,000	414,084
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	900,000	939,059
3.70%, 01/12/2026	1,350,000	1,423,278
Fixed until 01/24/2038, 3.88% (A), 01/24/2039	100,000	106,145
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	908,273
4.45%, 09/29/2027	85,000	91,644
4.65%, 07/23/2048	390,000	458,854
4.75%, 05/18/2046	400,000	454,141
8.13%, 07/15/2039	56,000	90,240
Citizens Bank NA
3.70%, 03/29/2023	475,000	494,077
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	77,684
4.30%, 12/03/2025	77,000	81,271
Commonwealth Bank of Australia
2.50%, 09/18/2022 (B)	300,000	301,219
2.85%, 05/18/2026 (B)	410,000	415,448
3.45%, 03/16/2023 (B)	410,000	424,670
4.50%, 12/09/2025 (B)	200,000	212,652
Cooperatieve Rabobank UA
4.38%, 08/04/2025	347,000	368,126
4.75%, 01/15/2020, MTN (B)	350,000	353,807
5.80%, 09/30/2110 (B)	300,000	408,968
Credit Agricole SA
4.38%, 03/17/2025 (B)	200,000	210,005

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Danske Bank A/S
2.00%, 09/08/2021 (B)	$ 201,000	$ 197,893
2.70%, 03/02/2022 (B)	213,000	212,901
Discover Bank
4.20%, 08/08/2023	550,000	582,851
Fifth Third Bancorp
3.95%, 03/14/2028	340,000	367,887
Fifth Third Bank
3.85%, 03/15/2026	200,000	211,621
HSBC Holdings PLC
Fixed until 11/22/2022, 3.03% (A), 11/22/2023	447,000	451,587
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,049,705
4.00%, 03/30/2022	476,000	494,081
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	726,239
4.25%, 03/14/2024	500,000	524,005
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	400,000	397,121
ING Groep NV
3.95%, 03/29/2027	200,000	212,562
4.10%, 10/02/2023	775,000	819,303
KeyBank NA
3.18%, 10/15/2027	250,000	254,681
KeyCorp
4.15%, 10/29/2025, MTN	235,000	253,531
Lloyds Bank PLC
2.40%, 03/17/2020	400,000	399,834
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	198,934
4.38%, 03/22/2028	339,000	358,827
4.58%, 12/10/2025	200,000	207,825
Macquarie Bank, Ltd.
3.90%, 01/15/2026 (B)	570,000	599,157
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	200,000	199,126
2.67%, 07/25/2022	270,000	271,061
2.95%, 03/01/2021	297,000	298,828
3.41%, 03/07/2024	670,000	692,029
3.75%, 07/18/2039	430,000	442,480
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B)	263,000	263,505
National Australia Bank, Ltd.
2.50%, 07/12/2026	250,000	248,536
3.38%, 01/14/2026	500,000	523,858
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	590,000	591,162
NatWest Markets PLC
3.63%, 09/29/2022 (B)	515,000	522,052
Nordea Bank Abp
4.25%, 09/21/2022 (B)	384,000	399,455
4.88%, 01/27/2020 (B)	200,000	202,438
PNC Financial Services Group, Inc.
4.38%, 08/11/2020	75,000	76,532
5.13%, 02/08/2020	250,000	253,274
Regions Financial Corp.
3.80%, 08/14/2023	200,000	209,488
Royal Bank of Canada
3.70%, 10/05/2023, MTN	600,000	629,155
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	350,000	356,405
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	261,146
Fixed until 05/08/2029, 4.45% (A), 05/08/2030 (G)	570,000	588,825

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Santander Group Holdings PLC
3.57%, 01/10/2023	$ 360,000	$ 364,237
Societe Generale SA
2.50%, 04/08/2021 (B)	300,000	299,976
3.88%, 03/28/2024 (B)	540,000	559,005
4.25%, 04/14/2025 (B)	270,000	277,715
Standard Chartered PLC
3.05%, 01/15/2021 (B)	1,000,000	1,005,389
Fixed until 05/21/2029, 4.31% (A), 05/21/2030 (B)	200,000	207,014
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	316,110
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	238,862
2.78%, 07/12/2022 - 10/18/2022	729,000	734,521
2.85%, 01/11/2022	400,000	403,777
2.93%, 03/09/2021	270,000	271,949
3.04%, 07/16/2029	755,000	756,462
3.10%, 01/17/2023	241,000	246,210
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	600,000	599,630
SunTrust Bank
3.30%, 05/15/2026	215,000	220,637
SunTrust Banks, Inc.
2.70%, 01/27/2022	91,000	91,406
2.90%, 03/03/2021	265,000	266,716
Swedbank AB
2.20%, 03/04/2020 (B)	400,000	399,169
Toronto-Dominion Bank
2.13%, 04/07/2021, MTN	115,000	114,857
US Bancorp
2.38%, 07/22/2026, MTN	266,000	263,445
2.63%, 01/24/2022, MTN	133,000	134,046
3.00%, 03/15/2022, MTN	233,000	237,065
3.15%, 04/27/2027, MTN	85,000	88,401
Wells Fargo & Co.
3.00%, 04/22/2026	509,000	515,104
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	810,000	826,170
3.30%, 09/09/2024, MTN	1,300,000	1,341,352
3.55%, 09/29/2025, MTN	400,000	417,171
3.75%, 01/24/2024, MTN	395,000	413,872
4.10%, 06/03/2026, MTN	121,000	128,123
4.30%, 07/22/2027, MTN	246,000	265,370
4.40%, 06/14/2046, MTN	165,000	180,703
4.65%, 11/04/2044, MTN	184,000	208,888
4.75%, 12/07/2046, MTN	419,000	481,759
4.90%, 11/17/2045, MTN	202,000	236,148
Westpac Banking Corp.
2.85%, 05/13/2026	300,000	305,552
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN	260,000	269,675
4.42%, 07/24/2039	335,000	351,716

		53,835,963

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	3,044,000	3,391,996
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	85,000	92,299
4.70%, 02/01/2036	154,000	171,605
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 04/15/2058	100,000	110,713
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	250,000	262,788

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
4.40%, 11/15/2025	$ 185,000	$ 202,754
5.25%, 11/15/2048	110,000	130,855
Diageo Capital PLC
4.83%, 07/15/2020	90,000	92,177
Keurig Dr. Pepper, Inc.
3.13%, 12/15/2023	275,000	279,190
3.43%, 06/15/2027	120,000	121,830
4.42%, 05/25/2025	112,000	120,299
4.99%, 05/25/2038	162,000	181,597
PepsiCo, Inc.
4.60%, 07/17/2045	78,000	93,934

		5,252,037

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 11/06/2022	100,000	101,671
4.40%, 11/06/2042	425,000	420,887
4.45%, 05/14/2046	165,000	163,571
Celgene Corp.
4.55%, 02/20/2048	370,000	424,197
5.70%, 10/15/2040	160,000	199,252
Gilead Sciences, Inc.
4.00%, 09/01/2036	72,000	77,134
4.60%, 09/01/2035	583,000	668,771

		2,055,483

Building Products - 0.0% (F)
Masco Corp.
6.50%, 08/15/2032	410,000	489,865

Capital Markets - 2.4%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	131,000	132,099
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	300,000	298,073
2.50%, 04/15/2021, MTN	267,000	267,988
Fixed until 05/16/2022, 2.66% (A), 05/16/2023, MTN	40,000	40,280
2.80%, 05/04/2026, MTN	76,000	77,137
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	517,899
3.23%, 09/01/2022 (G)	100,000	102,290
Credit Suisse Group AG
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	258,278
4.28%, 01/09/2028 (B)	400,000	423,156
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	950,000	989,115
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	246,240
Deutsche Bank AG
3.30%, 11/16/2022	200,000	198,199
3.70%, 05/30/2024	700,000	692,081
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	751,000	748,248
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	2,150,000	2,163,205
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	300,000	302,268
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	477,867
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	740,076
3.50%, 01/23/2025 - 11/16/2026	362,000	373,058

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued)
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	$ 907,000	$ 942,854
3.75%, 05/22/2025	101,000	105,491
3.85%, 01/26/2027	815,000	855,085
Fixed until 05/01/2028, 4.22% (A), 05/01/2029	800,000	861,653
4.25%, 10/21/2025	100,000	106,385
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	491,508
4.80%, 07/08/2044, MTN	390,000	453,825
5.38%, 03/15/2020, MTN	1,021,000	1,039,091
6.75%, 10/01/2037	200,000	265,185
Invesco Finance PLC
4.00%, 01/30/2024	160,000	169,030
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	495,000	506,093
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	671,819
6.00%, 01/14/2020 (B)	850,000	863,363
6.25%, 01/14/2021 (B) (G)	725,000	762,177
Morgan Stanley
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,108,235
3.63%, 01/20/2027	457,000	477,571
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,315,000	1,366,177
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	278,000	291,419
3.88%, 01/27/2026, MTN	1,279,000	1,353,938
4.00%, 07/23/2025, MTN	1,736,000	1,850,338
4.10%, 05/22/2023, MTN	150,000	157,267
4.30%, 01/27/2045	280,000	310,977
5.00%, 11/24/2025	497,000	549,237
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	263,442
Northern Trust Corp.
Fixed until 05/08/2027, 3.38%(A), 05/08/2032	343,000	348,067
State Street Corp.
2.65%, 05/19/2026	150,000	150,847
3.70%, 11/20/2023	615,000	650,237
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	201,010
3.49%, 05/23/2023 (B)	400,000	409,054
4.13%, 09/24/2025 - 04/15/2026 (B)	521,000	556,483

		27,185,415

Chemicals - 0.4%
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	228,000	226,260
Albemarle Corp.
5.45%, 12/01/2044	200,000	214,140
Celanese Holdings LLC
3.50%, 05/08/2024	570,000	585,449
DuPont de Nemours, Inc.
4.49%, 11/15/2025	400,000	437,950
5.32%, 11/15/2038	145,000	171,169
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	158,000	172,716
5.00%, 09/26/2048	187,000	210,578
Mosaic Co.
4.88%, 11/15/2041	253,000	252,951
5.45%, 11/15/2033	472,000	536,369

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien, Ltd.
4.13%, 03/15/2035	$ 450,000	$ 451,881
4.20%, 04/01/2029	100,000	107,928
5.00%, 04/01/2049	140,000	156,741
Sherwin-Williams Co.
3.13%, 06/01/2024	136,000	138,762
Union Carbide Corp.
7.50%, 06/01/2025	400,000	479,392
7.75%, 10/01/2096	210,000	276,371
Westlake Chemical Corp.
4.38%, 11/15/2047 (G)	160,000	154,587

		4,573,244

Commercial Services & Supplies - 0.1%
ERAC Finance LLC
4.50%, 08/16/2021 (B)	175,000	181,871
5.25%, 10/01/2020 (B)	65,000	67,135
5.63%, 03/15/2042 (B)	141,000	169,898
6.70%, 06/01/2034 (B)	331,000	444,199
Republic Services, Inc.
2.90%, 07/01/2026	96,000	97,071
Waste Management, Inc.
3.45%, 06/15/2029	245,000	257,915

		1,218,089

Communications Equipment - 0.0% (F)
Cisco Systems, Inc.
2.95%, 02/28/2026	73,000	76,004
5.90%, 02/15/2039	100,000	139,238

		215,242

Construction Materials - 0.0% (F)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	216,870
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	274,153

		491,023

Consumer Finance - 0.6%
American Express Co.
3.40%, 02/27/2023	400,000	413,037
3.63%, 12/05/2024	63,000	65,913
American Express Credit Corp.
2.38%, 05/26/2020, MTN	212,000	211,972
2.70%, 03/03/2022, MTN	90,000	90,818
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	67,000	65,486
BMW Capital LLC
2.25%, 09/15/2023 (B)	330,000	328,133
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	125,387
3.75%, 07/28/2026	200,000	204,898
4.20%, 10/29/2025	150,000	157,645
Capital One NA
2.40%, 09/05/2019	350,000	349,998
2.95%, 07/23/2021	250,000	252,061
Daimler Finance North America LLC
2.88%, 03/10/2021 (B)	550,000	552,441
3.35%, 02/22/2023 (B)	300,000	306,672
General Motors Financial Co., Inc.
3.45%, 04/10/2022	377,000	381,825
3.50%, 11/07/2024	390,000	392,197
3.70%, 05/09/2023	376,000	383,275
3.95%, 04/13/2024	485,000	497,202
4.30%, 07/13/2025	200,000	205,983
4.35%, 04/09/2025	160,000	165,610

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Hyundai Capital America
3.00%, 03/18/2021 (B)	$ 250,000	$ 250,984
John Deere Capital Corp.
2.70%, 01/06/2023, MTN	482,000	489,430
2.75%, 03/15/2022, MTN	153,000	154,737
2.80%, 09/08/2027, MTN	200,000	203,360
Nissan Motor Acceptance Corp.
1.55%, 09/13/2019 (B)	138,000	137,847
2.55%, 03/08/2021 (B)	500,000	499,281
PACCAR Financial Corp.
2.25%, 02/25/2021, MTN	156,000	156,347
Synchrony Financial
3.70%, 08/04/2026	300,000	302,668

		7,345,207

Containers & Packaging - 0.1%
International Paper Co.
7.30%, 11/15/2039	200,000	263,439
8.70%, 06/15/2038	120,000	173,267
WRKCo, Inc.
3.00%, 09/15/2024	350,000	351,697
3.75%, 03/15/2025	300,000	312,292

		1,100,695

Diversified Consumer Services - 0.3%
President & Fellows of Harvard College
3.30%, 07/15/2056	414,000	419,120
SART
4.75%, 07/15/2024	2,686,131	2,731,795

		3,150,915

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	157,000	159,103
Aircastle, Ltd.
4.40%, 09/25/2023	365,000	379,295
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	301,878
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B)	500,000	526,389
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	216,373
4.70%, 09/20/2047	242,000	255,272
4.85%, 03/29/2029	555,000	609,974
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	480,000	496,853
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	1,000,000	995,704
4.42%, 11/15/2035	3,323,000	3,360,546
Jefferies Group LLC
6.25%, 01/15/2036	260,000	293,634
6.45%, 06/08/2027	133,000	152,622
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	294,000	293,496
ORIX Corp.
2.90%, 07/18/2022	201,000	204,258
Protective Life Global Funding
2.00%, 09/14/2021 (B)	400,000	395,806
Voya Financial, Inc.
3.13%, 07/15/2024	550,000	558,484

		9,199,687

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.55%, 06/01/2024	$ 230,000	$ 238,870
3.60%, 07/15/2025	225,000	234,035
3.95%, 01/15/2025	282,000	297,770
4.13%, 02/17/2026	804,000	860,365
4.30%, 02/15/2030	1,966,000	2,111,733
4.90%, 08/15/2037	1,224,000	1,336,060
5.35%, 09/01/2040	943,000	1,064,255
6.00%, 08/15/2040	200,000	240,373
6.38%, 03/01/2041	240,000	300,702
British Telecommunications PLC
9.63%, 12/15/2030	180,000	271,006
Centel Capital Corp.
9.00%, 10/15/2019	450,000	454,500
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	151,183
3.60%, 01/19/2027 (B)	180,000	185,887
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	76,738
3.48%, 06/15/2050 (B)	81,000	83,446
Telefonica Emisiones SA
5.13%, 04/27/2020	663,000	675,194
5.46%, 02/16/2021	91,000	94,960
Verizon Communications, Inc.
4.27%, 01/15/2036	400,000	434,285
4.33%, 09/21/2028	307,000	340,614
4.40%, 11/01/2034	1,531,000	1,697,273
4.67%, 03/15/2055	245,000	277,462
4.86%, 08/21/2046	447,000	521,040

		11,947,751

Electric Utilities - 1.5%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	134,522
Alabama Power Co.
5.60%, 03/15/2033	160,000	198,886
6.00%, 03/01/2039	248,000	332,061
6.13%, 05/15/2038	77,000	103,005
Appalachian Power Co.
6.38%, 04/01/2036	200,000	258,465
6.70%, 08/15/2037	200,000	267,895
Arizona Public Service Co.
5.05%, 09/01/2041	303,000	356,856
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	188,000	186,331
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	154,000	168,240
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	269,159
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	169,038
3.75%, 08/15/2047	300,000	317,232
Duke Energy Corp.
2.65%, 09/01/2026	85,000	84,129
Duke Energy LLC
3.75%, 05/15/2046	200,000	208,406
6.00%, 12/01/2028 - 01/15/2038	633,000	797,359
6.45%, 10/15/2032	100,000	134,509
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	132,543
3.70%, 10/15/2046	215,000	222,344
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	460,000	464,648

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Edison International
5.75%, 06/15/2027	$ 350,000	$ 390,250
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	309,899
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	265,632
3.63%, 05/25/2027 (B)	270,000	274,050
4.63%, 09/14/2025 (B)	200,000	215,003
Entergy LLC
2.40%, 10/01/2026	237,000	232,171
2.85%, 06/01/2028	166,000	167,327
3.05%, 06/01/2031	189,000	190,847
3.25%, 04/01/2028	387,000	401,967
Evergy, Inc.
4.85%, 06/01/2021	326,000	336,600
Exelon Corp.
3.40%, 04/15/2026	127,000	131,566
FirstEnergy Corp.
4.85%, 07/15/2047	105,000	120,785
Florida Power & Light Co.
3.95%, 03/01/2048	265,000	292,795
4.95%, 06/01/2035	100,000	118,288
5.13%, 06/01/2041	112,000	134,574
5.40%, 09/01/2035	100,000	123,210
Fortis, Inc.
3.06%, 10/04/2026	620,000	620,928
Hydro-Quebec
8.40%, 01/15/2022	420,000	480,850
9.40%, 02/01/2021	100,000	110,310
ITC Holdings Corp.
2.70%, 11/15/2022	300,000	300,864
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	447,182	526,662
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	606,364
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (B)	200,000	201,396
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	210,253
5.90%, 11/15/2039 (B)	55,000	71,024
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	211,326
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	768,839
Nevada Power Co.
5.38%, 09/15/2040	52,000	62,861
5.45%, 05/15/2041	400,000	485,862
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	143,823
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	155,592
Northern States Power Co.
6.20%, 07/01/2037	89,000	122,560
6.25%, 06/01/2036	150,000	203,305
Ohio Edison Co.
6.88%, 07/15/2036	150,000	202,066
Pennsylvania Electric Co.
3.25%, 03/15/2028 (B)	75,000	75,911
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	171,756
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	100,029
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	115,586
4.88%, 12/01/2019	87,000	87,652

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	$ 140,000	$ 136,151
3.65%, 09/01/2042, MTN	138,000	142,496
Southern California Edison Co.
4.05%, 03/15/2042	300,000	304,951
5.50%, 03/15/2040	130,000	156,195
Southern Power Co.
5.15%, 09/15/2041	260,000	287,039
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	113,602
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	200,000	201,556
Toledo Edison Co.
6.15%, 05/15/2037	200,000	259,461
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	132,780
Virginia Electric & Power Co.
2.75%, 03/15/2023	127,000	128,646
2.95%, 01/15/2022	157,000	159,086
6.00%, 05/15/2037	140,000	182,952
Wisconsin Electric Power Co.
3.65%, 12/15/2042	144,000	146,741
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	149,725
4.80%, 09/15/2041	116,000	128,967
6.50%, 07/01/2036	48,000	63,141

		17,239,900

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	584,638
Siemens Financieringsmaatschappij NV
3.13%, 03/16/2024 (B)	500,000	514,354

		1,098,992

Electronic Equipment, Instruments & Components - 0.0% (F)
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	174,567
3.50%, 04/01/2022	100,000	101,279
3.88%, 01/12/2028	133,000	132,449

		408,295

Energy Equipment & Services - 0.2%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	229,141
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	200,000	222,536
Boardwalk Pipelines, LP., Co.
4.80%, 05/03/2029	250,000	262,049
Halliburton Co.
3.50%, 08/01/2023	150,000	155,182
4.85%, 11/15/2035	130,000	142,945
7.60%, 08/15/2096 (B)	160,000	215,586
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	170,000	177,679
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	349,262
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	462,000	460,584
3.50%, 01/15/2028 (B)	60,000	61,590

		2,276,554

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.1%
Viacom, Inc.
3.88%, 04/01/2024	$ 376,000	$ 392,138
6.88%, 04/30/2036	250,000	317,744
Walt Disney Co.
7.70%, 10/30/2025 (B)	300,000	388,007
8.88%, 04/26/2023 (B)	200,000	243,450

		1,341,339

Equity Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	90,000	94,545
4.00%, 02/01/2050	419,000	426,522
American Tower Corp.
2.25%, 01/15/2022	300,000	298,413
3.38%, 10/15/2026	281,000	287,750
3.50%, 01/31/2023	201,000	207,253
5.00%, 02/15/2024	139,000	152,507
5.90%, 11/01/2021	150,000	160,722
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	510,000	517,570
3.45%, 06/01/2025, MTN	120,000	125,684
Boston Properties, LP
3.20%, 01/15/2025	228,000	233,701
3.65%, 02/01/2026	408,000	427,233
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	413,082
Crown Castle International Corp.
4.88%, 04/15/2022	200,000	211,819
5.25%, 01/15/2023	200,000	217,012
Digital Realty Trust, LP
3.70%, 08/15/2027	154,000	159,549
Duke Realty, LP
3.25%, 06/30/2026	84,000	85,954
3.63%, 04/15/2023	168,000	173,547
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	353,000	351,442
HCP, Inc.
3.40%, 02/01/2025	114,000	117,117
3.50%, 07/15/2029	447,000	453,029
3.88%, 08/15/2024	337,000	357,000
Liberty Property, LP
3.25%, 10/01/2026	107,000	107,651
Life Storage, LP
4.00%, 06/15/2029	522,000	540,700
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	154,742
3.60%, 12/15/2026	218,000	225,744
Office Properties Income Trust
3.60%, 02/01/2020	620,000	621,225
4.00%, 07/15/2022	416,000	419,843
Realty Income Corp.
3.25%, 10/15/2022	250,000	256,059
3.88%, 04/15/2025	290,000	308,892
4.65%, 03/15/2047	113,000	132,492
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	510,906
Senior Housing Properties Trust
4.75%, 02/15/2028	300,000	294,503
SITE Centers Corp.
3.63%, 02/01/2025	121,000	123,087
4.70%, 06/01/2027	71,000	76,587
UDR, Inc.
2.95%, 09/01/2026, MTN	116,000	115,683
3.20%, 01/15/2030, MTN	500,000	503,868
Ventas Realty, LP
3.75%, 05/01/2024	300,000	313,271

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Ventas Realty, LP (continued)
3.85%, 04/01/2027	$ 203,000	$ 212,311
4.13%, 01/15/2026	79,000	84,254
Welltower, Inc.
4.25%, 04/01/2026	250,000	267,933

		10,741,202

Food & Staples Retailing - 0.3%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	237,255
2.75%, 10/03/2026 (B)	350,000	345,472
CK Hutchison International 19, Ltd.
3.63%, 04/11/2029 (B)	285,000	299,203
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	502,288	535,903
5.77%, 01/10/2033 (B)	150,238	168,219
5.93%, 01/10/2034 (B)	527,557	603,962
Kroger Co.
5.40%, 07/15/2040	51,000	54,946
8.00%, 09/15/2029	175,000	234,485
Sysco Corp.
3.25%, 07/15/2027	500,000	515,252
3.75%, 10/01/2025	102,000	107,735
Walgreens Boots Alliance, Inc.
4.80%, 11/18/2044	100,000	102,331

		3,204,763

Food Products - 0.4%
Campbell Soup Co.
3.95%, 03/15/2025	450,000	470,381
Cargill, Inc.
3.25%, 03/01/2023 (B)	140,000	143,627
3.30%, 03/01/2022 (B)	250,000	255,172
ConAgra Brands, Inc.
4.60%, 11/01/2025	175,000	190,243
5.30%, 11/01/2038	390,000	433,552
General Mills, Inc.
4.00%, 04/17/2025	305,000	323,702
4.55%, 04/17/2038	75,000	81,697
Kellogg Co.
3.40%, 11/15/2027	190,000	194,576
Kraft Heinz Foods Co.
2.80%, 07/02/2020	400,000	400,536
4.00%, 06/15/2023 (G)	138,000	144,328
5.00%, 07/15/2035	1,000,000	1,061,870
6.88%, 01/26/2039	149,000	184,005
McCormick & Co., Inc.
3.15%, 08/15/2024	142,000	145,299
3.40%, 08/15/2027	198,000	203,548
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	313,518
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	114,601

		4,660,655

Gas Utilities - 0.3%
Atmos Energy Corp.
4.13%, 03/15/2049	570,000	637,313
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	371,284
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (B)	280,000	309,034
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	360,058
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	171,680

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
Korea Gas Corp.
1.88%, 07/18/2021 (B)	$ 200,000	$ 197,587
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	76,600
3.25%, 06/15/2026	85,000	86,378
3.50%, 09/15/2021	601,000	610,980
3.95%, 10/01/2046	94,000	93,519
5.88%, 03/15/2041	109,000	134,537
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	175,707

		3,224,677

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories
3.88%, 09/15/2025	258,000	276,894
4.90%, 11/30/2046	420,000	522,392
Becton Dickinson and Co.
3.73%, 12/15/2024	23,000	24,116
Boston Scientific Corp.
3.75%, 03/01/2026	335,000	354,198
4.00%, 03/01/2029	660,000	716,781
Covidien International Finance SA
2.95%, 06/15/2023	49,000	50,128
Medtronic, Inc.
4.38%, 03/15/2035	84,000	97,985
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/2023	136,000	140,041

		2,182,535

Health Care Providers & Services - 0.7%
Aetna, Inc.
2.80%, 06/15/2023	90,000	90,177
4.50%, 05/15/2042	153,000	155,729
6.75%, 12/15/2037	305,000	388,802
Anthem, Inc.
3.13%, 05/15/2022	200,000	203,454
4.10%, 03/01/2028	425,000	452,029
4.38%, 12/01/2047	110,000	115,220
4.65%, 01/15/2043	38,000	41,375
CVS Health Corp.
2.75%, 12/01/2022	100,000	100,169
4.10%, 03/25/2025	626,000	658,750
4.30%, 03/25/2028	467,000	496,234
4.78%, 03/25/2038	1,163,000	1,233,464
5.05%, 03/25/2048	385,000	417,290
Express Scripts Holding Co.
4.50%, 02/25/2026	367,000	396,935
4.80%, 07/15/2046	62,000	66,629
HCA, Inc.
5.13%, 06/15/2039	420,000	441,084
5.25%, 06/15/2026	500,000	554,820
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	172,781
Magellan Health, Inc.
4.90%, 09/22/2024	535,000	535,000
Mayo Clinic
4.13%, 11/15/2052	198,000	220,474
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	167,343
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	77,760
Texas Health Resources
4.33%, 11/15/2055	175,000	200,196

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
2.75%, 02/15/2023	$ 84,000	$ 85,107
4.63%, 07/15/2035	234,000	274,333

		7,545,155

Hotels, Restaurants & Leisure - 0.0% (F)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	536,024

Household Products - 0.0% (F)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	68,266
Procter & Gamble Co.
2.70%, 02/02/2026	400,000	410,625

		478,891

Independent Power & Renewable Electricity Producers - 0.0% (F)
Exelon Generation Co. LLC
5.75%, 10/01/2041	86,000	98,613
NRG Energy, Inc.
4.45%, 06/15/2029 (B)	375,000	386,686

		485,299

Industrial Conglomerates - 0.0% (F)
General Electric Co.
4.65%, 10/17/2021, MTN	258,000	268,802
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	52,305

		321,107

Insurance - 1.2%
AIA Group, Ltd.
3.20%, 03/11/2025 (B)	200,000	203,637
3.60%, 04/09/2029 (B)	200,000	209,272
3.90%, 04/06/2028 (B)	335,000	356,760
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	400,000	546,596
American International Group, Inc.
4.20%, 04/01/2028	225,000	241,383
Assurant, Inc.
4.20%, 09/27/2023	425,000	441,275
Athene Global Funding
4.00%, 01/25/2022 (B)	368,000	380,341
Athene Holding, Ltd.
4.13%, 01/12/2028	223,000	225,129
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	307,297
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	275,000	285,526
CNA Financial Corp.
3.95%, 05/15/2024	164,000	172,690
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026 (H), 4.00% (A)(B)	421,000	425,210
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	83,000	98,238
Harborwalk Funding Trust
Fixed until 02/15/2049, 5.08% (A), 02/15/2069 (B)	600,000	686,982
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	381,709
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	303,000	306,709
3.25%, 01/30/2024 (B)	115,000	118,352
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (B)	200,000	220,617
6.50%, 03/15/2035 (B)	300,000	384,081

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	$ 200,000	$ 250,370
Lincoln National Corp.
4.00%, 09/01/2023	300,000	317,043
4.20%, 03/15/2022	211,000	219,609
6.15%, 04/07/2036	14,000	17,194
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	357,985
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	175,894
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	179,639
8.88%, 06/01/2039 (B)	52,000	86,042
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	405,513
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	356,096
3.88%, 04/11/2022 (B)	720,000	747,762
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	95,600
2.35%, 07/14/2026 (B)	226,000	222,055
3.00%, 01/10/2028 (B)	202,000	206,592
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	330,000	371,554
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	500,000	514,517
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	193,575
Progressive Corp.
Fixed until 03/15/2023 (H), 5.38% (A)	245,000	252,656
Prudential Financial, Inc.
3.91%, 12/07/2047	164,000	173,277
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,154,326
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	130,000	130,013
3.05%, 01/20/2021 (B)	298,000	299,958
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	252,500
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	285,474
4.90%, 09/15/2044 (B)	150,000	177,293
Torchmark Corp.
4.55%, 09/15/2028	285,000	311,996
Travelers Property Casualty Corp.
7.75%, 04/15/2026	200,000	261,336

		14,007,673

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	500,000	553,705
4.80%, 12/05/2034	215,000	263,874
Booking Holdings, Inc.
2.75%, 03/15/2023	286,000	289,395
3.55%, 03/15/2028	400,000	421,564

		1,528,538

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.5%
DXC Technology Co.
4.25%, 04/15/2024	$ 172,000	$ 180,407
7.45%, 10/15/2029	200,000	256,343
Fidelity National Information Services, Inc.
4.75%, 05/15/2048	203,000	230,166
Fiserv, Inc.
3.20%, 07/01/2026	230,000	234,690
4.40%, 07/01/2049	220,000	234,511
IBM Credit LLC
3.00%, 02/06/2023	500,000	509,667
International Business Machines Corp.
3.30%, 05/15/2026	930,000	965,721
3.50%, 05/15/2029	1,730,000	1,813,108
7.00%, 10/30/2025	508,000	633,034
Western Union Co.
3.60%, 03/15/2022	400,000	409,700

		5,467,347

Life Sciences Tools & Services - 0.0% (F)
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	162,844
4.15%, 02/01/2024	217,000	232,016

		394,860

Machinery - 0.1%
Caterpillar, Inc.
2.60%, 06/26/2022	123,000	124,423
Illinois Tool Works, Inc.
4.88%, 09/15/2041	449,000	551,266
Ingersoll-Rand Finance SA
2.63%, 05/01/2020	200,000	199,947
nVent Finance Sarl
4.55%, 04/15/2028	337,000	345,312
Parker-Hannifin Corp.
4.10%, 03/01/2047	104,000	110,536
Xylem, Inc.
3.25%, 11/01/2026	74,000	75,221

		1,406,705

Media - 0.9%
CBS Corp.
2.90%, 01/15/2027	250,000	243,700
4.00%, 01/15/2026	208,000	218,708
4.85%, 07/01/2042	150,000	161,194
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	671,000	723,466
6.83%, 10/23/2055	150,000	182,295
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	493,314
Comcast Corp.
3.15%, 03/01/2026 - 02/15/2028	755,000	778,476
3.95%, 10/15/2025	335,000	360,556
4.60%, 10/15/2038	415,000	480,863
4.95%, 10/15/2058	525,000	637,988
6.50%, 11/15/2035	511,000	696,113
7.05%, 03/15/2033	1,300,000	1,831,029
Cox Communications, Inc.
4.60%, 08/15/2047 (B)	196,000	204,870
4.80%, 02/01/2035 (B)	450,000	462,665
Discovery Communications LLC
3.95%, 03/20/2028	263,000	271,493
4.38%, 06/15/2021	344,000	354,911
Fox Corp.
4.71%, 01/25/2029 (B)	245,000	274,340

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
5.95%, 04/01/2041	$ 210,000	$ 278,689
SES SA
3.60%, 04/04/2023 (B)	100,000	100,948
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	129,920
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	424,293
7.30%, 07/01/2038	90,000	111,563
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	342,657

		9,764,051

Metals & Mining - 0.1%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	204,726
Barrick Gold Corp.
6.45%, 10/15/2035	140,000	174,215
BHP Billiton Finance, Ltd.
4.13%, 02/24/2042	150,000	168,062
Nucor Corp.
6.40%, 12/01/2037	390,000	521,172
Vale Canada, Ltd.
7.20%, 09/15/2032	200,000	233,500
Vale Overseas, Ltd.
6.25%, 08/10/2026	81,000	91,206

		1,392,881

Multi-Utilities - 0.3%
CMS Energy Corp.
3.00%, 05/15/2026	73,000	73,635
3.88%, 03/01/2024	350,000	365,531
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	154,000	203,140
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	305,982
4.15%, 05/15/2045	270,000	297,998
Dominion Energy, Inc.
2.75%, 09/15/2022	165,000	165,839
4.90%, 08/01/2041	103,000	119,346
5.25%, 08/01/2033	500,000	597,193
DTE Electric Co.
3.95%, 06/15/2042	101,000	105,347
NiSource, Inc.
5.80%, 02/01/2042	600,000	734,783
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	377,762
6.13%, 09/15/2037	100,000	125,723
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	120,760

		3,593,039

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 05/01/2028	280,000	300,423
Nordstrom, Inc.
4.00%, 10/15/2021	301,000	307,848

		608,271

Oil, Gas & Consumable Fuels - 2.1%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	657,526
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	214,000	226,297

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp.
4.75%, 04/15/2043	$ 268,000	$ 248,801
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	405,902
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	242,627
BP Capital Markets America, Inc.
3.22%, 04/14/2024	600,000	619,598
3.25%, 05/06/2022	462,000	473,576
BP Capital Markets PLC
3.81%, 02/10/2024	224,000	236,658
Buckeye Partners, LP
3.95%, 12/01/2026	45,000	40,106
4.88%, 02/01/2021	200,000	203,781
5.85%, 11/15/2043	150,000	132,354
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	200,000	208,791
5.85%, 02/01/2035	150,000	176,176
6.45%, 06/30/2033	299,000	376,146
Cenovus Energy, Inc.
5.25%, 06/15/2037	101,000	106,613
6.75%, 11/15/2039	250,000	299,991
Chevron Corp.
2.36%, 12/05/2022	80,000	80,533
2.90%, 03/03/2024	296,000	304,983
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	328,095
Ecopetrol SA
5.38%, 06/26/2026	135,000	148,864
5.88%, 09/18/2023	113,000	125,712
Enable Midstream Partners, LP
4.95%, 05/15/2028	135,000	139,844
Enbridge, Inc.
4.50%, 06/10/2044	200,000	211,881
Fixed until 03/01/2028, 6.25% (A), 03/01/2078	300,000	312,213
Encana Corp.
7.20%, 11/01/2031	200,000	254,392
7.38%, 11/01/2031	250,000	318,356
Energy Transfer Operating, LP
3.60%, 02/01/2023	75,000	76,811
4.05%, 03/15/2025	136,000	141,510
4.75%, 01/15/2026	173,000	186,360
6.05%, 06/01/2041	538,000	603,855
6.50%, 02/01/2042	45,000	53,283
Eni SpA
5.70%, 10/01/2040 (B)	900,000	1,039,733
Enterprise Products Operating LLC
3.70%, 02/15/2026	127,000	133,775
3.75%, 02/15/2025	74,000	78,101
3.90%, 02/15/2024	362,000	382,568
4.20%, 01/31/2050	235,000	239,551
4.95%, 10/15/2054	33,000	36,726
5.10%, 02/15/2045	32,000	36,707
7.55%, 04/15/2038	320,000	441,621
EOG Resources, Inc.
4.15%, 01/15/2026	80,000	87,574
EQT Corp.
3.90%, 10/01/2027 (G)	264,000	235,803
Exxon Mobil Corp.
4.11%, 03/01/2046	294,000	336,903
Kerr-McGee Corp.
7.88%, 09/15/2031	100,000	136,771
Kinder Morgan, Inc.
4.30%, 03/01/2028	700,000	748,211
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	80,436
4.20%, 12/01/2042 - 10/03/2047	648,000	656,664

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MPLX, LP
4.13%, 03/01/2027	$ 155,000	$ 161,461
4.50%, 04/15/2038	280,000	283,488
5.20%, 03/01/2047	108,000	115,785
Noble Energy, Inc.
5.25%, 11/15/2043	400,000	436,225
ONEOK Partners, LP
3.38%, 10/01/2022	30,000	30,548
4.90%, 03/15/2025	800,000	868,536
5.00%, 09/15/2023	65,000	70,089
6.65%, 10/01/2036	220,000	272,348
Petroleos Mexicanos
4.63%, 09/21/2023	450,000	443,475
4.88%, 01/18/2024 (G)	81,000	79,534
5.35%, 02/12/2028	189,000	173,691
6.35%, 02/12/2048	71,000	61,962
6.38%, 02/04/2021 - 01/23/2045	513,000	494,161
6.50%, 03/13/2027	1,400,000	1,388,380
6.75%, 09/21/2047	403,000	365,279
Phillips 66
3.90%, 03/15/2028	285,000	302,205
4.30%, 04/01/2022	130,000	136,684
4.88%, 11/15/2044	40,000	45,090
Phillips 66 Partners, LP
3.55%, 10/01/2026	66,000	67,331
4.90%, 10/01/2046	144,000	155,806
Plains All American Pipeline, LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	137,457
4.65%, 10/15/2025	350,000	373,100
Shell International Finance BV
4.13%, 05/11/2035	258,000	290,523
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	144,476
8.00%, 03/01/2032	105,000	148,939
Spectra Energy Partners, LP
3.50%, 03/15/2025	633,000	653,997
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	706,411
7.88%, 06/15/2026	100,000	126,423
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	199,704
5.50%, 02/15/2020	250,000	253,679
5.95%, 12/01/2025	150,000	170,044
6.10%, 02/15/2042	500,000	562,037
TC PipeLines, LP
3.90%, 05/25/2027	141,000	144,903
Total Capital International SA
3.46%, 07/12/2049	480,000	479,262
3.70%, 01/15/2024	160,000	169,199
3.75%, 04/10/2024	82,000	87,164
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	114,715
3.75%, 10/16/2023	135,000	140,896
4.88%, 01/15/2026	370,000	411,855
Valero Energy Corp.
7.50%, 04/15/2032	100,000	135,672
Williams Cos., Inc.
3.90%, 01/15/2025	117,000	122,135
4.85%, 03/01/2048	249,000	265,065

		24,402,513

Personal Products - 0.0% (F)
Unilever Capital Corp.
3.38%, 03/22/2025	180,000	188,134

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.6%
Allergan Funding SCS
3.85%, 06/15/2024	$ 211,000	$ 219,807
4.55%, 03/15/2035	300,000	309,901
Allergan, Inc.
2.80%, 03/15/2023	162,000	162,061
3.38%, 09/15/2020	125,000	125,998
AstraZeneca PLC
6.45%, 09/15/2037	180,000	246,120
Baxalta, Inc.
3.60%, 06/23/2022	20,000	20,436
5.25%, 06/23/2045	10,000	12,358
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (B)	559,000	578,453
3.40%, 07/26/2029 (B)	611,000	638,626
4.13%, 06/15/2039 (B)	377,000	411,312
Eli Lilly & Co.
4.15%, 03/15/2059	150,000	164,798
Merck & Co., Inc.
3.70%, 02/10/2045	20,000	21,294
3.90%, 03/07/2039	600,000	667,071
Mylan NV
3.95%, 06/15/2026	185,000	188,769
Mylan, Inc.
3.13%, 01/15/2023 (B)	100,000	100,360
5.40%, 11/29/2043	100,000	102,333
Novartis Capital Corp.
3.00%, 11/20/2025	395,000	407,870
Pfizer, Inc.
3.00%, 12/15/2026	412,000	426,109
3.90%, 03/15/2039	600,000	655,421
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	337,502
3.20%, 09/23/2026	778,000	790,696

		6,587,295

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	319,685
3.88%, 03/20/2027 (B)	325,000	343,238

		662,923

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (B)	510,000	527,452
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	327,000	330,196
5.75%, 05/01/2040	300,000	394,752
7.29%, 06/01/2036	90,000	129,067
Canadian Pacific Railway Co.
6.13%, 09/15/2115	210,000	293,754
CSX Corp.
4.75%, 11/15/2048	215,000	250,128
6.00%, 10/01/2036, MTN	340,000	426,009
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	315,000	332,591
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	168,850
3.85%, 01/15/2024	266,000	280,381
4.05%, 08/15/2052	87,000	91,524

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Ryder System, Inc.
2.50%, 05/11/2020, MTN	$ 158,000	$ 158,047
3.45%, 11/15/2021, MTN	42,000	42,892

		3,425,643

Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	236,505
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024	663,000	669,916
3.88%, 01/15/2027	200,000	195,640
Broadcom, Inc.
4.75%, 04/15/2029 (B)	1,800,000	1,833,511

		2,935,572

Software - 0.6%
Microsoft Corp.
2.38%, 05/01/2023	24,000	24,238
3.30%, 02/06/2027	279,000	295,627
3.50%, 02/12/2035	277,000	296,806
3.95%, 08/08/2056	221,000	244,835
4.00%, 02/12/2055	321,000	360,321
4.10%, 02/06/2037	489,000	559,114
4.20%, 11/03/2035	103,000	118,714
4.50%, 10/01/2040 - 02/06/2057	451,000	548,811
Oracle Corp.
2.40%, 09/15/2023	324,000	325,242
2.95%, 11/15/2024 - 05/15/2025	1,100,000	1,130,445
3.90%, 05/15/2035	60,000	64,711
4.30%, 07/08/2034	600,000	681,919
5.38%, 07/15/2040	123,000	155,095
6.13%, 07/08/2039	731,000	1,002,397
VMware, Inc.
2.95%, 08/21/2022	521,000	524,904

		6,333,179

Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.65%, 04/05/2029	472,000	493,790
4.55%, 04/05/2049	413,000	449,705
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	256,163

		1,199,658

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	296,000	295,877
2.75%, 01/13/2025	500,000	510,098
2.85%, 05/11/2024	234,000	240,128
2.90%, 09/12/2027	597,000	610,738
3.00%, 06/20/2027	637,000	656,773
3.20%, 05/13/2025 - 05/11/2027	446,000	465,227
3.25%, 02/23/2026	266,000	278,156
3.35%, 02/09/2027	603,000	634,615
3.45%, 02/09/2045	528,000	531,205
3.75%, 09/12/2047	500,000	527,989
3.85%, 08/04/2046	207,000	221,494
4.65%, 02/23/2046	119,000	142,383
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	500,000	552,822

		5,667,505

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.0% (F)
BAT Capital Corp.
4.39%, 08/15/2037	$ 377,000	$ 363,341

Trading Companies & Distributors - 0.2%
Air Lease Corp.
3.25%, 03/01/2025	258,000	258,586
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	268,349
3.50%, 10/10/2024 (B)	200,000	203,468
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	167,688
8.63%, 01/15/2022	700,000	795,259
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	223,876

		1,917,226

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	198,700
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.13%, 08/01/2023 (B) (G)	233,000	244,119
4.88%, 07/11/2022 (B)	500,000	530,540

		973,359

Water Utilities - 0.0% (F)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	315,545
4.00%, 12/01/2046	172,000	182,690

		498,235

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	239,831
3.63%, 04/22/2029	505,000	527,826
4.38%, 04/22/2049	251,000	275,340
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	201,623
Rogers Communications, Inc.
4.35%, 05/01/2049	350,000	380,144
Vodafone Group PLC
3.75%, 01/16/2024	75,000	78,082
4.13%, 05/30/2025	313,000	332,563
4.88%, 06/19/2049	545,000	585,012
5.25%, 05/30/2048	260,000	292,399

		2,912,820

Total Corporate Debt Securities (Cost $281,095,327)		295,156,276

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Canada - 0.0% (F)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	343,892

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	314,703
5.00%, 06/15/2045	200,000	222,300
7.38%, 09/18/2037	200,000	275,252

		812,255

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.3%
Israel Government AID Bond
Series 2011-Z,
Zero Coupon, 11/15/2026	$ 1,400,000	$ 1,179,083
Israel Government AID Bond, Principal Only STRIPS
Series 2,
Zero Coupon, 11/01/2024	2,250,000	2,002,208

		3,181,291

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028	1,042,000	1,053,983
4.13%, 01/21/2026	615,000	644,059
4.35%, 01/15/2047	183,000	177,969
4.60%, 02/10/2048	200,000	202,252
5.55%, 01/21/2045 (G)	190,000	219,545
5.75%, 10/12/2110, MTN	550,000	597,850

		2,895,658

Panama - 0.0% (F)
Panama Government International Bond
4.50%, 04/16/2050	200,000	224,002

Supranational - 0.0% (F)
African Development Bank
8.80%, 09/01/2019	500,000	502,595

Total Foreign Government Obligations (Cost $7,713,055)		7,959,693

MORTGAGE-BACKED SECURITIES - 3.0%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	4,603	4,783
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	84,477	90,149
Series 2004-C, Class 1A1,
4.96% (A), 12/20/2034	24,494	24,756
Series 2005-E, Class 4A1,
4.72% (A), 03/20/2035	141,366	142,732
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
5.12% (A), 04/25/2033	29,006	29,754
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,566,989
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	43,833	44,243
Series 2010-RR7, Class 2A1,
4.42% (A), 07/26/2045 (B)	117,410	117,851
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
4.68% (A), 07/25/2033	39,245	40,289
Series 2004-2, Class 14A,
4.45% (A), 05/25/2034	26,461	26,618
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.33% (A), 06/11/2041 (B)	122,023	364
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.56% (A), 12/11/2049 (B)	89,470	1,171

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.79% (A), 02/25/2037	$ 467,120	$ 478,741
Series 2007-A1, Class 2A1,
4.72% (A), 02/25/2037	77,767	80,704
Series 2007-A1, Class 7A1,
4.54% (A), 02/25/2037	68,296	69,928
Series 2007-A1, Class 9A1,
4.66% (A), 02/25/2037	36,342	36,596
Series 2007-A2, Class 1A1,
4.79% (A), 07/25/2037	22,594	23,119
Series 2007-A2, Class 2A1,
4.49% (A), 07/25/2037	138,614	142,831
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	109,010	112,508
Series 2004-3, Class A4,
5.75%, 04/25/2034	163,515	168,371
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	164,339	168,083
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
4.74% (A), 09/25/2033	43,192	44,037
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	51,798	52,413
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	113,708	119,331
Series 2009-10, Class 1A1,
4.37% (A), 09/25/2033 (B)	155,968	159,292
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class IO,
0.80% (A), 08/15/2048	744,197	5,680
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	598,755
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	2,410,000	2,586,352
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.64% (A), 08/15/2045	1,751,735	69,970
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	48,634	50,847
Series 2003-AR15, Class 3A1,
4.47% (A), 06/25/2033	76,213	76,947
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,743
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	85,735	88,568
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	97,116	105,727
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	98,693	106,008
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	134,098	138,099
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	489,193

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2010-17R, Class 1A1,
4.54% (A), 06/26/2036 (B)	$ 14,890	$ 14,960
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.34% (A), 02/25/2020	17,721	17,740
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
0.96% (A), 11/10/2039 (B)	908,638	6,969
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 2.62% (A), 09/25/2035 (B)	699,438	618,318
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
2.09% (A), 09/25/2035 (B)	524,578	59,425
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	245,209	257,454
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	142,669	145,617
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 2.77% (A), 06/25/2035	12,501	11,829
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	1,980,000	1,984,398
Series 2018,
4.25% (A), 06/25/2023 (B)	2,410,000	2,428,999
Series 2019-RPL1, Class NOTE,
3.97% (A), 06/25/2024 (B)	2,300,000	2,293,539
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 2.87% (A), 05/25/2035	99,134	99,691
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	45,034	46,361
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 2.62% (A), 05/25/2036	216,873	218,600
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 2.62% (A), 08/25/2036	84,088	84,157
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,673,606
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.23% (A), 06/12/2043	3,887,020	4,145
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
4.90% (A), 07/25/2034	18,508	18,999
Series 2004-A4, Class 1A1,
4.80% (A), 09/25/2034	28,508	29,731
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	2,405	2,398
Series 2005-A1, Class 3A4,
4.74% (A), 02/25/2035	82,088	84,769
Series 2006-A2, Class 5A3,
4.62% (A), 11/25/2033	153,036	158,263
Series 2006-A3, Class 6A1,
4.18% (A), 08/25/2034	16,958	17,023

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.38% (A), 02/15/2041 (B)	$ 967,877	$ 105
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.84% (A), 04/21/2034	170,561	176,438
Series 2004-13, Class 3A7,
4.73% (A), 11/21/2034	113,087	117,377
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	13,409	13,983
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	248,067	253,086
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	34,018	34,881
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (B)	11,607	8,402
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
4.99% (A), 07/25/2033	43,586	43,540
Series 2003-A5, Class 2A6,
4.53% (A), 08/25/2033	31,149	32,596
Series 2004-1, Class 2A1,
4.33% (A), 12/25/2034	119,131	120,221
Series 2004-A4, Class A2,
4.40% (A), 08/25/2034	59,748	61,714
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 3.42% (A), 09/25/2029	102,472	101,018
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.56% (A), 12/12/2049 (B)	221,914	2
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	153,179	153,011
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.66% (A), 12/15/2043 (B)	1,262,723	13
Series 2006-T21, Class X,
0.08% (A), 10/12/2052 (B)	3,861,068	3,004
Series 2007-HQ11, Class X,
0.22% (A), 02/12/2044 (B)	388,043	469
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.62% (A), 04/25/2034	148,791	160,783
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	51,774	55,063
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
Zero Coupon, 02/25/2034	3,298	2,788
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.85% (A), 05/25/2035	18,821	18,822
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	90,824	95,371

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	$ 165,175	$ 171,973
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT,
3.50%, 07/25/2058	2,704,625	2,764,387
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.87% (A), 12/20/2034	187,596	187,577
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 2.87% (A), 12/20/2034	78,897	78,188
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 2.62% (A), 01/20/2035	93,131	88,358
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.96% (A), 10/19/2034	201,310	201,576
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
4.54% (A), 12/25/2033	50,998	52,137
Series 2004-4XS, Class 1A5,
5.20% (A), 02/25/2034	258,824	268,981
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.91% (A), 09/25/2043	100,173	101,022
Series 2004-1, Class II2A,
3.60% (A), 03/25/2044	41,765	41,861
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,022,905
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	668,941
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.32% (A), 05/10/2063 (B)	4,199,884	135,865
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%, 6.56% (A), 12/15/2020	2,090,000	2,090,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,019,285
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.07% (A), 03/15/2045 (B)	5,759,773	58
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
4.71% (A), 06/25/2033	169,305	174,169
Series 2003-AR7, Class A7,
4.40% (A), 08/25/2033	62,527	63,783
Series 2003-AR8, Class A,
4.28% (A), 08/25/2033	27,399	28,242
Series 2003-AR9, Class 1A6,
4.37% (A), 09/25/2033	128,981	133,554
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	162,066	168,469

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 11.23% (A), 06/25/2033	$ 6,955	$ 8,560
Series 2003-S9, Class A8,
5.25%, 10/25/2033	82,175	84,607
Series 2004-AR3, Class A1,
4.50% (A), 06/25/2034	17,163	17,617
Series 2004-AR3, Class A2,
4.50% (A), 06/25/2034	176,531	181,209
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	484	483
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	175,461	185,431
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	48,215	53,471
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	19,826	19,804
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,953,935
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
4.69% (A), 11/25/2033	8,548	8,766
Series 2004-4, Class A9,
5.50%, 05/25/2034	114,521	118,131
Series 2004-EE, Class 2A1,
4.98% (A), 12/25/2034	59,824	61,853
Series 2004-EE, Class 2A2,
4.98% (A), 12/25/2034	14,956	15,602
Series 2004-EE, Class 3A1,
4.84% (A), 12/25/2034	18,314	18,927
Series 2004-EE, Class 3A2,
4.84% (A), 12/25/2034	27,471	28,443
Series 2004-I, Class 1A1,
4.88% (A), 07/25/2034	359,976	374,643
Series 2004-P, Class 2A1,
4.81% (A), 09/25/2034	390,485	405,125
Series 2004-R, Class 2A1,
4.75% (A), 09/25/2034	181,554	188,059
Series 2004-U, Class A1,
4.89% (A), 10/25/2034	340,841	346,839
Series 2004-V, Class 1A1,
4.95% (A), 10/25/2034	41,612	43,025
Series 2004-V, Class 1A2,
4.95% (A), 10/25/2034	18,577	19,478
Series 2004-W, Class A9,
4.86% (A), 11/25/2034	58,456	60,611
Series 2005-AR3, Class 1A1,
4.98% (A), 03/25/2035	274,370	285,607
Series 2005-AR8, Class 2A1,
5.01% (A), 06/25/2035	89,224	90,271
Series 2005-AR9, Class 2A1,
4.72% (A), 10/25/2033	39,089	40,000
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	550,000	564,337

Total Mortgage-Backed Securities (Cost $33,721,214)		34,440,385

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.5%
California - 0.1%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	790,967

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.2%
New York State Dormitory Authority, Revenue Bonds,
5.60%, 03/15/2040	$ 280,000	$ 359,554
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	966,872
5.65%, 11/01/2040	655,000	869,132

		2,195,558

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	1,001,216
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,683,881

		2,685,097

Total Municipal Government Obligations (Cost $4,423,516)		5,671,622

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.1%
Federal Home Loan Mortgage Corp.
3.50%, 06/01/2042 - 07/15/2042	2,394,960	2,490,928
4.00%, 04/01/2043 - 01/01/2046	3,173,674	3,353,996
6-Month LIBOR + 1.53%, 4.21% (A), 05/01/2037	71,152	73,584
12-Month LIBOR + 1.59%, 4.44% (A), 12/01/2036	171,136	178,743
12-Month LIBOR + 1.67%, 4.46% (A), 12/01/2036	108,168	113,213
4.50%, 05/01/2041 - 07/01/2047	11,800,000	12,716,855
6-Month LIBOR + 1.70%, 4.52% (A), 10/01/2036	19,120	19,810
12-Month LIBOR + 1.64%, 4.52% (A), 11/01/2036	50,807	53,190
12-Month LIBOR + 1.82%, 4.57% (A), 09/01/2037	22,013	23,193
1-Year CMT + 2.36%, 4.61% (A), 10/01/2037	16,742	17,521
1-Year CMT + 2.25%, 4.67% (A), 02/01/2036	254,718	267,919
6-Month LIBOR + 2.01%, 4.67% (A), 05/01/2037	37,503	39,434
1-Year CMT + 2.25%, 4.74% (A), 07/01/2036	181,455	191,379
1-Year CMT + 2.24%, 4.76% (A), 11/01/2036	145,999	153,801
12-Month LIBOR + 1.70%, 4.77% (A), 02/01/2037	22,982	24,146
1-Year CMT + 2.43%, 4.84% (A), 12/01/2031	357,496	377,868
12-Month LIBOR + 2.00%, 4.88% (A), 11/01/2036	12,705	13,414
12-Month LIBOR + 1.91%, 4.91% (A), 04/01/2037	1,397	1,441
12-Month LIBOR + 1.90%, 4.93% (A), 05/01/2038	16,131	17,195
1-Year CMT + 2.25%, 4.95% (A), 01/01/2035	252,267	265,358
5.00%, 08/01/2040	308,759	337,351
12-Month LIBOR + 1.98%, 5.00% (A), 04/01/2037	17,651	18,635

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 2.18%, 5.06% (A), 05/01/2037	$ 96,985	$ 103,104
1-Year CMT + 2.65%, 5.07% (A), 10/01/2037	94,000	92,740
12-Month LIBOR + 2.04%, 5.11% (A), 05/01/2037	42,330	44,801
12-Month LIBOR + 2.33%, 5.22% (A), 05/01/2036	27,205	29,127
12-Month LIBOR + 2.47%, 5.35% (A), 03/01/2036	76,470	81,520
12-Month LIBOR + 2.35%, 5.48% (A), 03/01/2037	29,679	31,183
5.50%, 02/01/2021 - 12/01/2035	681,880	721,350
6.00%, 12/01/2036 - 06/01/2037	195,114	215,536
6.50%, 05/01/2035 - 03/01/2038	899,339	1,025,635
7.50%, 02/01/2038 - 09/01/2038	41,085	47,125
10.00%, 03/17/2026 - 10/01/2030	17,196	17,927
11.00%, 02/17/2021	1,417	1,427
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.27%, 01/25/2023	2,500,000	2,496,965
2.31%, 12/25/2022	2,482,850	2,490,848
2.33%, 06/25/2021	2,100,000	2,099,203
2.60%, 09/25/2020	61,375	61,338
2.72%, 07/25/2026	1,456,000	1,486,944
2.74%, 09/25/2025	1,000,000	1,023,431
2.81%, 09/25/2024	4,140,000	4,248,207
2.84%, 09/25/2022	976,993	991,544
2.93%, 01/25/2023	1,141,734	1,163,324
1-Month LIBOR + 0.70%, 3.10% (A), 09/25/2022	224,923	225,304
3.12%, 06/25/2027	654,000	686,314
3.21% (A), 04/25/2028	970,000	1,016,868
3.24%, 04/25/2027	1,097,000	1,161,074
3.30% (A), 11/25/2027	965,000	1,026,722
3.33%, 05/25/2027	590,000	625,584
3.35%, 01/25/2028	1,595,000	1,701,705
3.90% (A), 08/25/2028	1,720,000	1,912,087
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 2.58% (A), 08/15/2023	125,123	124,720
1-Month LIBOR + 0.30%, 2.63% (A), 03/15/2036	32,249	32,138
1-Month LIBOR + 0.40%, 2.84% (A), 07/15/2037	544,654	543,114
1-Month LIBOR + 1.20%, 3.53% (A), 07/15/2039	22,695	23,215
4.00%, 11/15/2041 - 07/15/2042	3,361,238	3,722,063
4.50%, 06/15/2025	1,861,875	1,941,310
5.00%, 07/15/2033 - 07/15/2041	8,978,114	10,350,543
5.30%, 01/15/2033	354,479	393,192
(1.50) * 1-Month LIBOR + 9.08%, 5.47% (A), 11/15/2033	64,451	67,415
5.50%, 02/15/2022 - 01/15/2039	2,621,136	2,903,166
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	506,157	531,113
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	618,316	682,973
5.72% (A), 10/15/2038	199,923	218,618
6.00%, 05/15/2034 - 06/15/2038	1,459,550	1,665,165
6.25%, 10/15/2023	111,285	117,329
6.50%, 08/15/2021 - 06/15/2032	852,008	930,599
7.00%, 12/15/2036	392,024	457,018
7.01% (A), 11/15/2021	26,845	27,226
7.37% (A), 11/15/2046	546,499	639,451

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
7.50%, 11/15/2036 - 12/15/2036	$ 468,497	$ 554,897
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	14,898	17,158
(3.33) * 1-Month LIBOR + 17.50%, 9.75% (A), 02/15/2040	361,475	457,894
(1.83) * 1-Month LIBOR + 14.85%, 10.59% (A), 06/15/2033	28,387	34,931
(2.50) * 1-Month LIBOR + 17.45%, 11.64% (A), 02/15/2038	12,231	14,259
(4.00) * 1-Month LIBOR + 22.00%, 12.70% (A), 05/15/2035	43,007	57,161
(3.00) * 1-Month LIBOR + 20.22%, 13.25% (A), 07/15/2035	27,112	33,631
(4.50) * 1-Month LIBOR + 24.75%, 14.29% (A), 06/15/2035	62,313	101,787
(2.60) * 1-Month LIBOR + 20.93%, 14.89% (A), 08/15/2031	35,710	48,447
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.86% (A), 01/15/2040	427,258	21,995
(1.00) * 1-Month LIBOR + 6.00%, 3.68% (A), 11/15/2037 - 10/15/2040	835,363	116,114
(1.00) * 1-Month LIBOR + 6.05%, 3.73% (A), 05/15/2038	111,315	14,044
(1.00) * 1-Month LIBOR + 6.10%, 3.78% (A), 05/15/2039	57,778	3,374
(1.00) * 1-Month LIBOR + 6.40%, 3.92% (A), 01/15/2037	54,128	6,528
(1.00) * 1-Month LIBOR + 6.25%, 3.93% (A), 12/15/2039	182,617	24,095
4.00%, 11/15/2029 - 08/15/2037	335,122	10,965
(1.00) * 1-Month LIBOR + 6.34%, 4.02% (A), 12/15/2039	494,746	73,993
(1.00) * 1-Month LIBOR + 6.45%, 4.13% (A), 11/15/2037	22,343	2,505
(1.00) * 1-Month LIBOR + 6.80%, 4.48% (A), 09/15/2039	166,748	21,497
4.50%, 12/15/2024	6,816	132
5.00%, 04/15/2032 - 08/15/2040	1,060,707	116,649
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
04/15/2020 - 12/15/2043	4,544,049	4,015,419
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.43% (A), 10/25/2037	356,162	380,816
5.23%, 05/25/2043	795,440	875,235
6.50%, 02/25/2043	263,558	311,799
6.50% (A), 09/25/2043	116,239	135,699
7.00%, 02/25/2043 - 07/25/2043	299,128	355,107
7.50%, 02/25/2042 - 09/25/2043	373,498	441,291
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 5.38% (A), 08/15/2036	342,097	63,698
Federal National Mortgage Association
Zero Coupon, 10/09/2019	4,865,000	4,844,339
2.15%, 01/25/2023	2,338,666	2,334,993
2.37%, 04/01/2023	1,641,624	1,643,367
2.38%, 10/01/2026	1,500,000	1,503,533
2.43%, 08/01/2026	1,919,208	1,930,250
2.48% (A), 12/25/2026	2,200,000	2,213,342
1-Month LIBOR + 0.22%, 2.49% (A), 03/25/2045 - 02/25/2046	131,480	131,316
2.49%, 05/01/2026 - 05/25/2026	2,997,257	3,014,422
2.61%, 06/01/2026	1,012,000	1,026,752
2.63%, 03/01/2026	2,930,051	2,981,441
2.64%, 06/01/2026	2,477,000	2,517,849

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Month LIBOR + 0.40%, 2.67% (A), 05/25/2042	$ 197,629	$ 195,689
2.67%, 04/01/2025	1,148,050	1,169,910
2.70%, 07/01/2026	1,276,000	1,302,035
2.80%, 10/01/2025 - 01/01/2028	14,877,211	15,265,225
1-Month LIBOR + 0.55%, 2.82% (A), 08/25/2042	782,559	790,536
2.90%, 06/25/2027	2,039,987	2,089,386
2.92%, 01/01/2025	2,510,000	2,589,635
2.93%, 06/01/2030	1,000,000	1,028,617
2.94% (A), 01/25/2026	3,486,000	3,593,523
2.94%, 12/01/2028	5,000,000	5,173,254
2.98%, 06/01/2027	1,715,000	1,772,664
2.99%, 08/01/2029	3,000,000	3,117,401
3.00%, 06/01/2043	1,200,788	1,223,614
3.02%, 07/01/2024 - 05/01/2030	13,134,938	13,619,610
3.04%, 06/01/2024 - 07/01/2029	6,886,935	7,162,975
3.04% (A), 03/25/2028	1,138,000	1,190,411
3.06% (A), 05/25/2027	1,700,000	1,767,215
3.08%, 12/01/2024	1,877,137	1,950,063
3.08% (A), 06/25/2027	1,771,000	1,848,229
3.09%, 09/01/2029	3,797,000	3,981,788
3.09% (A), 02/25/2030	815,000	848,804
3.11%, 03/01/2027	1,956,001	2,048,770
3.15%, 04/01/2031	3,090,876	3,230,081
3.17%, 02/01/2030	976,151	1,018,876
3.18% (A), 04/25/2029	1,419,000	1,490,412
3.21%, 03/01/2029	5,000,000	5,301,382
3.24%, 06/01/2026	914,649	963,584
3.28%, 11/01/2030	1,980,083	2,088,761
3.29%, 08/01/2026	2,000,000	2,115,243
3.32%, 04/01/2029	5,000,000	5,306,831
3.37%, 05/01/2037	920,811	984,363
1-Month LIBOR + 0.93%, 3.37% (A), 11/25/2022	459,439	459,970
3.38%, 12/01/2029	789,685	838,505
3.38% (A), 07/25/2028	2,032,000	2,172,338
3.45%, 04/01/2029	3,867,000	4,143,808
3.50%, 04/01/2043 - 01/01/2044	2,529,826	2,625,276
3.52%, 10/01/2029	806,699	864,091
3.57%, 07/01/2028	2,470,878	2,668,971
3.59%, 01/01/2031	940,370	1,014,377
3.73%, 05/01/2029	854,354	931,249
3.76%, 12/01/2035	1,897,208	2,082,544
3.82%, 07/01/2030	2,502,000	2,763,235
3.90%, 09/01/2021	868,958	892,659
3.97%, 12/01/2025	410,183	447,564
4.00%, 01/01/2043 - 06/01/2047	4,846,071	5,094,981
4.02%, 11/01/2028	637,495	707,187
6-Month LIBOR + 1.28%, 4.04% (A), 07/01/2037	69,976	71,781
4.05%, 01/01/2021	6,065,000	6,166,474
6-Month LIBOR + 1.28%, 4.08% (A), 09/01/2036	35,204	36,110
12-Month LIBOR + 1.40%, 4.17% (A), 11/01/2037	44,263	45,974
12-Month LIBOR + 1.46%, 4.21% (A), 09/01/2037	29,750	31,091
4.23%, 02/01/2029	4,036,792	4,542,487
4.25%, 04/01/2021	2,500,000	2,562,662
4.26%, 07/01/2021	2,391,221	2,462,620
4.34%, 06/01/2021	7,000,000	7,206,133
6-Month LIBOR + 1.50%, 4.36% (A), 02/01/2037	51,520	53,289
12-Month LIBOR + 1.63%, 4.38% (A), 09/01/2036	106,940	111,098

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Year CMT + 2.06%, 4.40% (A), 11/01/2037	$ 85,779	$ 89,964
12-Month LIBOR + 1.65%, 4.41% (A), 07/01/2037	32,699	34,311
6-Month LIBOR + 1.54%, 4.42% (A), 02/01/2037	21,007	21,757
4.45%, 07/01/2026	1,322,514	1,494,300
4.50%, 08/01/2021	3,000,000	3,107,272
4.55%, 06/25/2043	84,870	90,542
12-Month LIBOR + 1.77%, 4.59% (A), 10/01/2036	24,388	25,498
12-Month LIBOR + 1.80%, 4.61% (A), 07/01/2037	28,053	29,709
12-Month LIBOR + 1.84%, 4.61% (A), 06/01/2036	70,789	74,813
12-Month LIBOR + 1.88%, 4.63% (A), 08/01/2036	4,386	4,442
12-Month LIBOR + 1.77%, 4.64% (A), 12/01/2036	29,548	31,105
12-Month LIBOR + 1.62%, 4.64% (A), 04/01/2037	11,177	11,703
12-Month LIBOR + 1.82%, 4.70% (A), 09/01/2036	17,785	18,697
12-Month LIBOR + 1.83%, 4.70% (A), 05/01/2036	77,725	82,127
12-Month LIBOR + 1.67%, 4.72% (A), 04/01/2036	35,741	37,531
12-Month LIBOR + 1.86%, 4.73% (A), 11/01/2036	16,881	17,713
12-Month LIBOR + 1.94%, 4.81% (A), 12/01/2036	50,698	53,267
5.00%, 04/01/2022 - 08/01/2040	782,765	852,531
12-Month LIBOR + 2.28%, 5.07% (A), 11/01/2036	7,755	8,224
12-Month LIBOR + 2.37%, 5.13% (A), 08/01/2037	27,999	29,859
6-Month LIBOR + 2.50%, 5.25% (A), 03/01/2036	174,138	185,963
12-Month LIBOR + 2.38%, 5.34% (A), 03/01/2036	87,510	93,601
5.50%, 11/01/2032 - 07/01/2037	1,320,972	1,451,275
6.00%, 10/01/2019 - 11/01/2037	2,227,733	2,426,529
6.50%, 06/01/2023 - 07/25/2042	1,444,517	1,622,874
7.00%, 12/25/2033 - 02/25/2044	1,076,514	1,238,302
7.50%, 10/01/2037 - 12/25/2045	643,300	765,560
8.00%, 10/01/2031	58,485	65,209
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 2.51% (A), 10/25/2046	122,193	122,002
1-Month LIBOR + 0.29%, 2.56% (A), 07/25/2036	112,464	112,289
1-Month LIBOR + 0.40%, 2.67% (A), 06/25/2037	28,247	28,401
1-Month LIBOR + 0.25%, 2.75% (A), 06/27/2036	161,188	158,238
1-Month LIBOR + 0.55%, 2.82% (A), 08/25/2041	298,306	300,931
1-Month LIBOR + 0.60%, 2.87% (A), 04/25/2040	230,704	232,260
3.00%, 01/25/2046	801,318	817,479
3.50%, 02/25/2043	992,271	1,037,323
4.50%, 02/25/2039 - 05/25/2041	1,122,747	1,214,720
4.62% (A), 12/25/2039	154,533	164,301
5.50%, 08/25/2025 - 10/25/2040	6,647,784	7,435,434
5.61%, 01/25/2032	52,812	55,593
5.75%, 08/25/2034	915,166	1,011,050

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
5.77% (A), 05/25/2051	$ 195,803	$ 218,691
5.84% (A), 12/25/2042	109,374	119,976
5.99% (A), 06/25/2040	150,228	168,463
6.00%, 03/25/2029 - 12/25/2049	2,064,484	2,298,294
6.22% (A), 02/25/2040	187,310	207,480
6.25%, 09/25/2038	24,982	27,812
6.44% (A), 03/25/2040	239,013	273,040
6.50%, 04/18/2028 - 11/25/2041	724,871	821,172
6.75%, 04/25/2037	57,926	63,981
7.00%, 03/25/2038 - 11/25/2041	1,644,736	1,885,950
7.50%, 05/17/2024	70,948	76,167
8.00%, 02/25/2023	255,898	272,836
(2.00) * 1-Month LIBOR + 12.66%, 8.13% (A), 03/25/2040	241,214	282,865
(3.33) * 1-Month LIBOR + 17.67%, 10.11% (A), 04/25/2040	189,980	239,458
(2.75) * 1-Month LIBOR + 17.88%, 11.03% (A), 09/25/2024	82,752	94,270
(2.50) * 1-Month LIBOR + 16.88%, 11.21% (A), 08/25/2035 - 10/25/2035	63,141	80,230
(2.00) * 1-Month LIBOR + 16.20%, 11.22% (A), 01/25/2034	16,367	18,138
(2.75) * 1-Month LIBOR + 19.53%, 13.29% (A), 05/25/2034	109,630	152,940
(2.75) * 1-Month LIBOR + 20.13%, 13.90% (A), 05/25/2035	132,691	162,076
(3.33) * 1-Month LIBOR + 22.67%, 15.11% (A), 04/25/2037	60,278	85,547
(3.67) * 1-Month LIBOR + 24.57%, 16.26% (A), 11/25/2035	65,200	90,509
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.53% (A), 01/25/2038	63,954	2,590
1.82% (A), 04/25/2041	287,660	15,849
(1.00) * 1-Month LIBOR + 4.44%, 2.17% (A), 11/25/2040	862,280	64,428
(1.00) * 1-Month LIBOR + 5.00%, 2.73% (A), 07/25/2040	875,060	108,734
3.00%, 01/25/2021	134,112	2,257
(1.00) * 1-Month LIBOR + 5.90%, 3.41% (A), 10/25/2039	38,062	4,231
(1.00) * 1-Month LIBOR + 6.00%, 3.51% (A), 02/25/2038	194,898	29,046
(1.00) * 1-Month LIBOR + 6.00%, 3.73% (A), 06/25/2039	459,251	44,762
(1.00) * 1-Month LIBOR + 6.18%, 3.91% (A), 12/25/2039	11,454	1,359
(1.00) * 1-Month LIBOR + 6.25%, 3.98% (A), 01/25/2040	253,273	38,275
(1.00) * 1-Month LIBOR + 6.35%, 4.08% (A), 12/25/2037	507,529	72,420
(1.00) * 1-Month LIBOR + 6.40%, 4.13% (A), 07/25/2037 - 05/25/2040	618,371	94,065
(1.00) * 1-Month LIBOR + 6.42%, 4.15% (A), 04/25/2040	92,454	12,290
(1.00) * 1-Month LIBOR + 6.45%, 4.18% (A), 10/25/2037 - 12/25/2037	278,195	43,741
(1.00) * 1-Month LIBOR + 6.70%, 4.21% (A), 03/25/2036	1,052,298	201,346
(1.00) * 1-Month LIBOR + 6.62%, 4.35% (A), 07/25/2037	138,962	16,954
(1.00) * 1-Month LIBOR + 6.65%, 4.38% (A), 10/25/2026 - 03/25/2039	516,256	51,105
(1.00) * 1-Month LIBOR + 6.99%, 4.72% (A), 03/25/2038	138,627	26,805

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 7.10%, 4.83% (A), 02/25/2040	$ 114,691	$ 18,506
5.00%, 07/25/2039	73,310	11,554
5.50%, 10/25/2039	103,712	19,580
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	2,932,188	2,632,802
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	377,958	353,320
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	936,203
3.68% (A), 01/25/2048 (B)	1,405,000	1,410,321
3.68% (A), 01/25/2048 (B)	4,355,000	4,491,051
3.83% (A), 11/25/2047 (B)	2,000,000	2,032,527
3.84% (A), 07/25/2049 (B)	750,000	773,804
4.07% (A), 11/25/2047 (B)	853,000	887,570
Government National Mortgage Association
1-Month LIBOR + 0.45%, 2.88% (A), 03/20/2060	9,746	9,690
1-Month LIBOR + 0.47%, 2.90% (A), 05/20/2063	1,500,387	1,499,879
1-Month LIBOR + 0.50%, 2.93% (A), 06/20/2067	2,120,118	2,120,819
1-Month LIBOR + 0.52%, 2.95% (A), 10/20/2062	1,272,433	1,273,399
1-Month LIBOR + 0.53%, 2.96% (A), 10/20/2062	1,088,478	1,091,527
1-Month LIBOR + 0.58%, 3.01% (A), 05/20/2066	1,166,079	1,167,660
1-Month LIBOR + 0.60%, 3.03% (A), 11/20/2065	2,792,958	2,804,963
1-Month LIBOR + 0.65%, 3.08% (A), 02/20/2064	2,090,658	2,099,265
1-Month LIBOR + 0.70%, 3.13% (A), 08/20/2063 - 03/20/2066	4,631,745	4,664,292
1-Month LIBOR + 0.65%, 3.16% (A), 05/20/2061 - 01/20/2066	3,588,266	3,610,588
1-Month LIBOR + 0.70%, 3.21% (A), 05/20/2061 - 10/20/2065	54,043	54,177
1-Month LIBOR + 1.00%, 3.43% (A), 12/20/2066	770,706	782,491
4.50%, 11/20/2034	966,203	1,059,705
(1.15) * 1-Month LIBOR + 7.67%, 5.00% (A), 03/17/2033	3,640	3,644
5.50%, 01/16/2033 - 09/20/2039	3,476,596	3,835,107
5.75%, 02/20/2036 - 10/20/2037	554,959	602,516
5.82% (A), 10/20/2033	218,861	245,271
6.00%, 11/20/2033 - 08/20/2038	804,527	898,736
6.50%, 12/20/2031 - 12/15/2035	736,772	838,226
7.00%, 09/15/2031 - 10/16/2040	791,970	897,561
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	11,897	12,831
7.50%, 09/16/2035 - 10/15/2037	140,516	163,668
(1.83) * 1-Month LIBOR + 14.70%, 10.43% (A), 11/17/2032	18,881	20,917
(2.92) * 1-Month LIBOR + 17.50%, 10.88% (A), 02/20/2034	45,915	57,277
(3.50) * 1-Month LIBOR + 23.28%, 15.32% (A), 04/20/2037	124,130	183,551
Government National Mortgage Association, Interest Only STRIPS
1.62% (A), 06/20/2067	4,815,319	444,200
(1.00) * 1-Month LIBOR + 6.00%, 3.52% (A), 02/20/2038	681,282	99,507

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 5.83%, 3.56% (A), 02/20/2038	$ 63,963	$ 7,300
(1.00) * 1-Month LIBOR + 6.10%, 3.62% (A), 11/20/2034	325,115	40,272
(1.00) * 1-Month LIBOR + 5.90%, 3.63% (A), 09/20/2038	408,883	53,001
(1.00) * 1-Month LIBOR + 5.95%, 3.68% (A), 02/20/2039 - 06/20/2039	164,152	19,459
(1.00) * 1-Month LIBOR + 6.05%, 3.72% (A), 08/16/2039	253,151	35,418
(1.00) * 1-Month LIBOR + 6.10%, 3.77% (A), 07/16/2039	256,523	32,862
(1.00) * 1-Month LIBOR + 6.04%, 3.77% (A), 02/20/2039	54,611	5,172
(1.00) * 1-Month LIBOR + 6.30%, 3.82% (A), 03/20/2039	7,659	105
(1.00) * 1-Month LIBOR + 6.09%, 3.82% (A), 09/20/2039	400,196	41,896
(1.00) * 1-Month LIBOR + 6.15%, 3.88% (A), 07/20/2038	468,213	68,476
(1.00) * 1-Month LIBOR + 6.20%, 3.93% (A), 03/20/2037 - 06/20/2038	174,231	24,965
(1.00) * 1-Month LIBOR + 6.40%, 4.07% (A), 06/16/2039 - 11/16/2039	317,363	35,381
(1.00) * 1-Month LIBOR + 6.40%, 4.13% (A), 12/20/2038	74,201	4,910
(1.00) * 1-Month LIBOR + 6.55%, 4.22% (A), 11/16/2033	70,138	7,994
(1.00) * 1-Month LIBOR + 6.55%, 4.28% (A), 11/20/2037	41,726	5,148
(1.00) * 1-Month LIBOR + 6.60%, 4.33% (A), 05/20/2041	277,102	42,695
(1.00) * 1-Month LIBOR + 6.68%, 4.41% (A), 07/20/2037	256,049	33,344
(1.00) * 1-Month LIBOR + 6.70%, 4.43% (A), 06/20/2037	487,313	71,699
(1.00) * 1-Month LIBOR + 7.30%, 5.03% (A), 12/20/2038	269,968	50,186
(1.00) * 1-Month LIBOR + 7.60%, 5.33% (A), 09/20/2038	31,514	4,478
(1.00) * 1-Month LIBOR + 7.70%, 5.37% (A), 04/16/2038	24,404	4,312
6.50%, 03/20/2039	36,288	7,365
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	1,018,102	900,363
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,726,356
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A,
2.40%, 12/08/2020	33,168	33,229
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2030	6,425,000	5,900,990
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	170,000	144,104
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	457,546
4.63%, 09/15/2060	451,000	599,164
5.88%, 04/01/2036	2,565,000	3,550,552
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 05/01/2030	3,300,000	2,704,693

The notes are an integral part of this report. Transamerica Funds	Page 22

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Vendee Mortgage Trust
6.75%, 06/15/2028	$ 225,920	$ 253,231
7.25%, 02/15/2023	198,945	212,489

Total U.S. Government Agency Obligations (Cost $352,687,046)		357,939,075

U.S. GOVERNMENT OBLIGATIONS - 23.2%
U.S. Treasury - 22.5%
U.S. Treasury Bond
2.25%, 08/15/2046	220,000	207,737
2.50%, 02/15/2045	2,300,000	2,290,297
2.75%, 08/15/2042 - 11/15/2042	3,548,000	3,718,380
2.88%, 08/15/2045	2,000,000	2,136,172
3.00%, 02/15/2048	430,000	470,766
3.13%, 02/15/2043 - 05/15/2048	4,871,000	5,435,497
3.38%, 05/15/2044	3,000,000	3,484,219
3.63%, 08/15/2043 - 02/15/2044	10,190,000	12,302,009
3.75%, 11/15/2043	20,490,000	25,215,506
3.88%, 08/15/2040	5,000,000	6,238,281
4.38%, 11/15/2039 - 05/15/2041	3,840,000	5,115,128
5.38%, 02/15/2031	29,000	38,866
U.S. Treasury Bond, Principal Only STRIPS
05/15/2020 - 11/15/2041	97,060,000	79,492,653
05/15/2022 - 08/15/2033 (G)	11,115,000	9,334,559
U.S. Treasury Note
1.25%, 10/31/2021	4,800,000	4,732,313
1.50%, 02/28/2023 - 08/15/2026	5,142,000	5,077,359
1.63%, 10/31/2023 - 02/15/2026	7,088,400	7,021,699
1.75%, 02/28/2022 - 05/15/2023	24,699,000	24,618,044
1.88%, 08/31/2022 - 08/31/2024	4,398,000	4,400,639
2.00%, 10/31/2021 - 11/15/2026	8,415,800	8,442,807
2.13%, 01/31/2021 - 03/31/2024	3,279,000	3,303,860
2.25%, 11/15/2024 - 02/15/2027	4,155,000	4,234,857
2.38%, 08/15/2024	18,000,000	18,439,453
2.50%, 08/15/2023 - 05/15/2024	10,148,000	10,402,744
2.63%, 05/15/2021	2,163,600	2,189,377
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,578,437
2.88%, 05/31/2025 - 05/15/2028	4,181,000	4,435,992

		259,357,651

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	2,981,775	3,587,355
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	3,288,980	3,258,108
1.38%, 01/15/2020	1,436,410	1,430,532

		8,275,995

Total U.S. Government Obligations (Cost $254,518,875)		267,633,646

OTHER INVESTMENT COMPANY - 0.8%

	Shares	Value
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (I)	8,874,149	8,874,149

Total Other Investment Company (Cost $8,874,149)		8,874,149

Principal	Value
REPURCHASE AGREEMENT - 2.2%

Fixed Income Clearing Corp., 1.45% (I), dated 07/31/2019, to be repurchased at $25,603,841 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $26,115,619.

$ 25,602,810	$ 25,602,810

Total Repurchase Agreement (Cost $25,602,810)	25,602,810

Total Investments (Cost $1,118,850,206)	1,154,795,232
Net Other Assets (Liabilities) - (0.3)%	(2,944,318)

Net Assets - 100.0%	$ 1,151,850,914

The notes are an integral part of this report. Transamerica Funds	Page 23

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$147,827,053	$3,690,523	$151,517,576
Corporate Debt Securities	—	295,156,276	—	295,156,276
Foreign Government Obligations	—	7,959,693	—	7,959,693
Mortgage-Backed Securities	—	34,440,385	—	34,440,385
Municipal Government Obligations	—	5,671,622	—	5,671,622
U.S. Government Agency Obligations	—	357,939,075	—	357,939,075
U.S. Government Obligations	—	267,633,646	—	267,633,646
Other Investment Company	8,874,149	—	—	8,874,149
Repurchase Agreement	—	25,602,810	—	25,602,810

Total Investments	$8,874,149	$1,142,230,560	$3,690,523	$1,154,795,232

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (E)	$—	$—	$1,628,825	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $206,557,903, representing 17.9% of the Fund’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2019, the total value of securities is $4,790,523, representing 0.4% of the Fund’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period the security utilized significant observable inputs.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,691,252. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Rates disclosed reflect the yields at July 31, 2019.
(J)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 24

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 3.9%
General Dynamics Corp.	49,925	$ 9,283,054
United Technologies Corp.	84,776	11,326,074

		20,609,128

Banks - 12.0%
Bank of America Corp.	528,808	16,223,829
JPMorgan Chase & Co.	98,352	11,408,832
US Bancorp	287,184	16,412,566
Wells Fargo & Co.	409,690	19,833,093

		63,878,320

Building Products - 2.2%
Johnson Controls International PLC	279,626	11,867,328

Capital Markets - 2.9%
Northern Trust Corp.	158,742	15,556,716

Chemicals - 6.9%
Corteva, Inc.	198,943	5,868,818
DuPont de Nemours, Inc.	151,222	10,912,180
Linde PLC	102,975	19,697,058

		36,478,056

Consumer Finance - 2.1%
American Express Co.	88,474	11,003,512

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	547,869	18,654,940
Verizon Communications, Inc.	198,671	10,980,546

		29,635,486

Electric Utilities - 7.9%
Entergy Corp.	227,436	24,021,790
Exelon Corp.	402,899	18,154,629

		42,176,419

Energy Equipment & Services - 2.7%
Schlumberger, Ltd.	355,958	14,227,641

Equity Real Estate Investment Trusts - 4.5%
HCP, Inc.	569,032	18,169,192
Simon Property Group, Inc.	34,143	5,537,994

		23,707,186

Health Care Equipment & Supplies - 2.7%
Medtronic PLC	139,029	14,172,616

Health Care Providers & Services - 5.3%
CVS Health Corp.	276,364	15,440,457
UnitedHealth Group, Inc.	50,638	12,609,368

		28,049,825

Household Durables - 1.5%
Whirlpool Corp.	55,533	8,078,941

Industrial Conglomerates - 3.8%
General Electric Co.	1,929,295	20,161,133

	Shares	Value
COMMON STOCKS (continued)
Insurance - 3.1%
Chubb, Ltd.	107,517	$ 16,432,898

IT Services - 2.8%
International Business Machines Corp.	99,499	14,749,732

Machinery - 3.9%
Stanley Black & Decker, Inc.	77,803	11,482,945
Wabtec Corp. (A)	118,188	9,180,844

		20,663,789

Multi-Utilities - 3.7%
Dominion Energy, Inc.	267,090	19,842,116

Multiline Retail - 3.0%
Target Corp.	185,668	16,041,715

Oil, Gas & Consumable Fuels - 10.6%
BP PLC, ADR	403,051	16,017,247
EOG Resources, Inc.	141,845	12,177,393
Phillips 66	181,581	18,622,947
Valero Energy Corp.	107,371	9,153,378

		55,970,965

Pharmaceuticals - 2.1%
Johnson & Johnson	85,641	11,152,171

Specialty Retail - 2.7%
Lowe’s Cos., Inc.	139,498	14,145,097

Tobacco - 2.4%
Philip Morris International, Inc.	152,182	12,723,937

Total Common Stocks (Cost $475,995,291)		521,324,727

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	7,890,764	7,890,764

Total Other Investment Company (Cost $7,890,764)		7,890,764

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $7,049,015 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $7,191,479.	$ 7,048,731	7,048,731

Total Repurchase Agreement (Cost $7,048,731)		7,048,731

Total Investments (Cost $490,934,786)		536,264,222
Net Other Assets (Liabilities) - (1.1)%		(5,792,646)

Net Assets - 100.0%		$ 530,471,576

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$521,324,727	$—	$—	$521,324,727
Other Investment Company	7,890,764	—	—	7,890,764
Repurchase Agreement	—	7,048,731	—	7,048,731

Total Investments	$529,215,491	$7,048,731	$—	$536,264,222

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $7,734,442. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.0%
International Equity Fund - 14.7%
iShares MSCI EAFE ETF	35,550	$ 2,291,198

International Fixed Income Fund - 10.9%
Vanguard Total International Bond ETF (A)	29,526	1,711,327

U.S. Equity Funds - 54.8%
iShares Russell 1000 Growth ETF	22,232	3,586,466
iShares Russell 1000 Value ETF (A)	26,640	3,421,642
iShares Russell 2000 ETF (A)	9,993	1,564,504

		8,572,612

U.S. Fixed Income Fund - 18.6%
iShares Core U.S. Aggregate Bond ETF	26,171	2,912,832

Total Exchange-Traded Funds (Cost $13,318,359)		15,487,969

	Shares	Value
OTHER INVESTMENT COMPANY - 22.8%
Securities Lending Collateral - 22.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	3,561,659	$ 3,561,659

Total Other Investment Company (Cost $3,561,659)		3,561,659

Total Investments Excluding Purchased Options (Cost $16,880,018)		19,049,628
Total Purchased Options - 0.7% (Cost $191,398)		109,420

Total Investments (Cost $17,071,416)		19,159,048
Net Other Assets (Liabilities) - (22.5)%		(3,521,613)

Net Assets - 100.0%		$ 15,637,435

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	2,150.00	06/19/2020	USD	298,038	1	$7,763	$2,200
Put - S&P 500® Index	USD	2,200.00	06/19/2020	USD	298,038	1	8,670	2,470
Put - S&P 500® Index	USD	2,250.00	06/19/2020	USD	298,038	1	6,357	2,830
Put - S&P 500® Index	USD	2,300.00	06/19/2020	USD	1,490,190	5	31,387	14,150
Put - S&P 500® Index	USD	2,350.00	06/19/2020	USD	1,192,152	4	27,652	13,600
Put - S&P 500® Index	USD	2,350.00	12/18/2020	USD	298,038	1	7,423	6,145
Put - S&P 500® Index	USD	2,400.00	06/19/2020	USD	1,490,190	5	36,315	19,900
Put - S&P 500® Index	USD	2,400.00	12/18/2020	USD	298,038	1	8,253	7,000
Put - S&P 500® Index	USD	2,475.00	06/19/2020	USD	894,114	3	27,369	15,150
Put - S&P 500® Index	USD	2,500.00	12/18/2020	USD	298,038	1	11,543	8,440
Put - S&P 500® Index	USD	2,550.00	06/19/2020	USD	298,038	1	8,133	6,140
Put - S&P 500® Index	USD	2,650.00	12/18/2020	USD	298,038	1	10,533	11,395

Total							$191,398	$109,420

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$15,487,969	$—	$—	$15,487,969
Other Investment Company	3,561,659	—	—	3,561,659
Exchange-Traded Options Purchased	109,420	—	—	109,420

Total Investments	$19,159,048	$—	$—	$19,159,048

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,487,055. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Fixed Income Funds - 26.0%
iShares Emerging Markets High Yield Bond ETF (A)	429,725	$ 20,588,125
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	838,687	29,018,570

		49,606,695

U.S. Equity Funds - 23.4%
Global SuperDividend U.S. ETF (A)	1,596,428	36,845,558
Invesco S&P 500 High Dividend Low Volatility ETF	182,658	7,664,330

		44,509,888

U.S. Fixed Income Funds - 42.7%
iShares 20+ Year Treasury Bond ETF (A)	62,997	8,371,671
iShares Core 10+ Year USD Bond ETF	34,793	2,306,428
iShares MBS ETF	55,494	5,978,368
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,363,072	37,007,405
Vanguard Long-Term Bond ETF (A)	283,347	27,561,163

		81,225,035

	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Mixed Allocation Fund - 7.4%
Global X MLP ETF (A)	1,574,214	$ 14,073,473

Total Exchange-Traded Funds (Cost $192,970,650)		189,415,091

OTHER INVESTMENT COMPANY - 13.5%
Securities Lending Collateral - 13.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (B)	25,797,657	25,797,657

Total Other Investment Company (Cost $25,797,657)		25,797,657

Total Investments (Cost $218,768,307)		215,212,748
Net Other Assets (Liabilities) - (13.0)%		(24,756,140)

Net Assets - 100.0%		$ 190,456,608

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$189,415,091	$—	$—	$189,415,091
Other Investment Company	25,797,657	—	—	25,797,657

Total Investments	$215,212,748	$—	$—	$215,212,748

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,100,452. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 38.8%
Argentina - 0.9%
Genneia SA
8.75%, 01/20/2022 (A)	$ 3,211,000	$ 2,990,244
Pampa Energia SA
7.50%, 01/24/2027 (A)	2,920,000	2,692,240

		5,682,484

Austria - 1.9%
JBS Investments II GMBH
5.75%, 01/15/2028 (A)	2,515,000	2,554,988
Suzano Austria GmbH
5.00%, 01/15/2030 (A)	1,500,000	1,536,000
7.00%, 03/16/2047 (A)	7,648,000	8,860,208

		12,951,196

Bermuda - 1.2%
Cos.an, Ltd.
5.50%, 09/20/2029 (A)	4,000,000	4,025,000
Digicel Group One, Ltd.
8.25%, 12/30/2022 (A)	2,823,000	1,723,795
Digicel, Ltd.
6.75%, 03/01/2023 (A) (B)	4,670,000	2,235,809

		7,984,604

Brazil - 1.1%
OI SA
PIK Rate 10.00%, Cash Rate 9.00%, 07/27/2025 (C)	4,425,000	4,254,146
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (D) (E)	2,575,000	1,960,219
Vale SA
5.63%, 09/11/2042	1,270,000	1,374,775

		7,589,140

Canada - 0.7%
First Quantum Minerals, Ltd.
6.88%, 03/01/2026 (A) (B)	5,230,000	4,942,350

Cayman Islands - 4.7%
Alibaba Group Holding, Ltd.
3.40%, 12/06/2027	3,410,000	3,476,944
Bioceanico Sovereign Certificate, Ltd.
Zero Coupon, 06/05/2034 (A)	2,820,000	1,924,650
Comunicaciones Celulares SA Via Comcel Trust
6.88%, 02/06/2024 (A)	3,400,000	3,519,000
Latam Finance, Ltd.
7.00%, 03/01/2026 (A)	2,900,000	3,070,375
Lima Metro Line 2 Finance, Ltd.
4.35%, 04/05/2036 (A) (F)	5,890,000	6,059,337
5.88%, 07/05/2034 (A)	2,990,000	3,236,705
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (G)	2,835,364	2,814,127
Tencent Holdings, Ltd.
3.98%, 04/11/2029 (A)	3,760,000	3,963,927
Vale Overseas, Ltd.
6.88%, 11/10/2039	2,595,000	3,175,761

		31,240,826

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile - 1.5%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/2029 (A)	$ 2,670,000	$ 2,788,548
Cencosud SA
4.38%, 07/17/2027 (A)	3,220,000	3,216,619
6.63%, 02/12/2045 (A)	1,055,000	1,166,018
Sociedad Quimica y Minera de SA
4.25%, 05/07/2029 (A)	2,650,000	2,792,438

		9,963,623

Ecuador - 0.6%
Petroamazonas EP
4.63%, 11/06/2020 (A)	3,980,000	3,932,240

India - 0.5%
Shriram Transport Finance Co., Ltd.
5.95%, 10/24/2022 (A)	3,350,000	3,430,537

Indonesia - 1.4%
Pelabuhan Indonesia II PT
5.38%, 05/05/2045 (A) (B)	2,570,000	2,759,537
Pertamina Persero PT
5.63%, 05/20/2043 (A)	3,600,000	4,039,087
Perusahaan Listrik Negara PT
4.88%, 07/17/2049 (A)	2,685,000	2,739,402

		9,538,026

Ireland - 0.5%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A)	3,390,000	3,546,957

Israel - 0.7%
Israel Chemicals, Ltd.
6.38%, 05/31/2038 (G)	4,230,000	4,783,369

Kazakhstan - 0.4%
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (A)	1,950,000	2,355,990

Luxembourg - 2.0%
Altice SA
7.63%, 02/15/2025 (A)	2,770,000	2,714,711
10.50%, 05/15/2027 (A)	2,550,000	2,699,812
Minerva SA
5.88%, 01/19/2028 (A)	1,555,000	1,520,168
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032 (A)	BRL 22,711,000	6,650,214

		13,584,905

Mexico - 6.5%
Banco Mercantil del Norte SA
Fixed until 10/04/2026, 5.75% (H), 10/04/2031 (A)	$ 5,675,000	5,561,557
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (H), 01/18/2033 (A)	2,180,000	2,095,525
Docuformas SAPI de CV
10.25%, 07/24/2024 (A)	1,855,000	1,841,088
Grupo Bimbo SAB de CV
Fixed until 04/17/2023 (I), 5.95% (A) (H)	4,260,000	4,470,870
Grupo Televisa SAB
5.25%, 05/24/2049	1,525,000	1,589,362
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	4,441,000	4,412,133

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Petroleos Mexicanos
5.35%, 02/12/2028	$ 2,595,000	$ 2,384,805
5.38%, 03/13/2022	3,550,000	3,615,675
3-Month LIBOR + 3.65%, 6.10% (H), 03/11/2022	1,480,000	1,494,800
6.38%, 01/23/2045	10,365,000	9,061,601
Trust F / 1401
6.39%, 01/15/2050 (A) (B)	3,970,000	4,064,287
Unifin Financiera SAB de CV
8.38%, 01/27/2028 (A)	2,415,000	2,393,820

		42,985,523

Mongolia - 0.5%
Mongolian Mortgage Corp. Hfc LLC
9.75%, 01/29/2022 (A)	3,200,000	3,248,523

Morocco - 0.8%
OCP SA
4.50%, 10/22/2025 (A)	2,400,000	2,493,000
6.88%, 04/25/2044 (A)	2,080,000	2,495,501

		4,988,501

Netherlands - 2.4%
Braskem Finance BV
4.50%, 01/10/2028 (A)	2,650,000	2,675,705
IHS Holdco BV
9.50%, 10/27/2021 (A)	3,950,000	4,083,510
Minejesa Capital BV
4.63%, 08/10/2030 (A)	2,200,000	2,246,388
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (A) (F)	2,600,000	2,624,327
Petrobras Global Finance BV
6.90%, 03/19/2049	3,660,000	4,107,252

		15,737,182

Nigeria - 0.5%
SEPLAT Petroleum Development Co. PLC
9.25%, 04/01/2023 (A)	3,295,000	3,509,175

Northern Mariana Islands - 0.5%
MTN Mauritius Investments, Ltd.
6.50%, 10/13/2026 (A)	2,830,000	3,086,522

Panama - 0.5%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048 (A)	2,510,000	3,052,787

Peru - 0.3%
Alicorp SAA
6.88%, 04/17/2027 (A)	PEN 6,500,000	2,110,262

Republic of South Africa - 0.7%
Eskom Holdings SOC, Ltd.
7.85%, 04/02/2026, MTN	ZAR 72,000,000	4,612,513

Saudi Arabia - 0.8%
Saudi Arabian Oil Co.
2.88%, 04/16/2024 (A)	$ 2,255,000	2,274,039
4.38%, 04/16/2049 (A)	3,100,000	3,221,678

		5,495,717

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Singapore - 1.2%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039 (A)	$ 4,690,000	$ 5,468,247
Medco Oak Tree Pte, Ltd.
7.38%, 05/14/2026 (A)	2,250,000	2,269,865

		7,738,112

Turkey - 1.8%
QNB Finansbank AS
4.88%, 05/19/2022 (A) (B)	2,715,000	2,660,483
6.88%, 09/07/2024 (A) (B)	4,050,000	4,175,582
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 (A)	1,715,000	1,608,653
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/2024 (A)	3,420,000	3,370,068

		11,814,786

United Arab Emirates - 1.0%
Acwa Power Management And Investments One, Ltd.
5.95%, 12/15/2039 (A)	4,060,000	4,334,050
GEMS MENASA, Ltd.
7.13%, 07/31/2026 (A)	2,310,000	2,359,087

		6,693,137

United States - 2.9%
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	2,770,000	3,285,913
Kosmos Energy, Ltd.
7.13%, 04/04/2026 (A)	1,925,000	1,942,556
NBM Holdings, Inc., Co.
6.63%, 08/06/2029 (A)	4,450,000	4,443,325
Resorts World Las Vegas LLC / RWLV Capital, Inc.
4.63%, 04/16/2029 (A)	4,000,000	4,185,874
Sasol Financing LLC
6.50%, 09/27/2028	4,530,000	5,099,377

		18,957,045

Venezuela - 0.3%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (G) (J)	3,870,000	541,800
8.50%, 10/27/2020 (G) (J)	1,945,000	1,264,250

		1,806,050

Total Corporate Debt Securities (Cost $246,976,381)		257,362,082

FOREIGN GOVERNMENT OBLIGATIONS - 56.7%
Argentina - 5.1%
Argentina Bonar Bonds
8.75%, 05/07/2024	486,700	361,380
Argentina Republic Government International Bond
6.88%, 04/22/2021 - 01/26/2027	20,525,000	17,592,037
7.13%, 07/06/2036	7,575,000	5,950,163
Argentina Republic Government International Bond, Interest Only STRIPS 5.00% Argentina GDP growth over base of 3.00%, 0.00% (H), 12/15/2035	19,120,000	745,871

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Argentina Treasury Bond
2.25%, 04/28/2020	ARS 83,030,000	$ 3,590,640
Provincia de Buenos Aires
6.50%, 02/15/2023 (A)	$ 6,785,000	5,573,945

		33,814,036

Brazil - 3.3%
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2023 - 01/01/2029	BRL 73,389,000	21,891,623

Chile - 1.1%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2021 - 03/01/2026	CLP 4,825,000,000	7,326,535

Colombia - 1.8%
Colombia TES
Series B,
6.25%, 11/26/2025	COP 9,430,500,000	2,988,895
7.00%, 05/04/2022	16,124,100,000	5,190,496
7.50%, 08/26/2026	10,700,000,000	3,621,892

		11,801,283

Cote d’Ivoire - 1.2%
Ivory Coast Government International Bond
6.13%, 06/15/2033 (A)	$ 8,430,000	7,945,275

Croatia - 0.5%
Croatia Government International Bond
6.00%, 01/26/2024 (A)	3,000,000	3,423,444

Ecuador - 1.7%
Ecuador Government International Bond
8.88%, 10/23/2027 (A)	2,245,000	2,315,156
8.88%, 10/23/2027 (G)	1,345,000	1,387,031
10.75%, 01/31/2029 (A)	6,510,000	7,291,200

		10,993,387

Egypt - 1.5%
Egypt Government International Bond
6.20%, 03/01/2024 (A)	4,865,000	5,162,933
7.50%, 01/31/2027 (A)	2,005,000	2,185,338
8.70%, 03/01/2049 (A)	2,275,000	2,485,437

		9,833,708

El Salvador - 0.6%
Republic of El Salvador 7.12%, 01/20/2050 (A)	3,810,000	3,867,150

Gabon - 0.7%
Gabon Government International Bond
6.38%, 12/12/2024 (A)	4,665,000	4,630,013

Ghana - 1.4%
Ghana Government International Bond
7.88%, 03/26/2027 (A)	3,665,000	3,867,030
8.95%, 03/26/2051 (A)	5,065,000	5,228,194

		9,095,224

Hungary - 0.7%
Hungary Government Bond
2.50%, 10/24/2024	HUF 1,253,510,000	4,519,773

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 6.0%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 3,740,000	$ 3,825,908
3.75%, 04/25/2022 (A)	4,750,000	4,884,140
4.35%, 01/08/2027 (A)	6,100,000	6,588,228
4.75%, 01/08/2026 (A)	2,000,000	2,196,347
Indonesia Treasury Bond
7.50%, 08/15/2032	IDR 91,856,000,000	6,455,215
8.25%, 05/15/2036	25,935,000,000	1,938,973
8.38%, 03/15/2034	69,274,000,000	5,250,185
8.75%, 05/15/2031	25,000,000,000	1,951,327
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/2028 (A) (B)	$ 6,300,000	6,785,100

		39,875,423

Kenya - 0.9%
Kenya Government International Bond
7.00%, 05/22/2027 (A)	3,110,000	3,252,382
8.00%, 05/22/2032 (A)	2,775,000	2,943,071

		6,195,453

Malaysia - 1.4%
Malaysia Government Bond
4.89%, 06/08/2038	MYR 24,054,000	6,517,576
Malaysia Sovereign Sukuk Bhd.
3.04%, 04/22/2025 (A)	$ 3,000,000	3,074,550

		9,592,126

Mexico - 5.5%
Mexico Bonos
6.50%, 06/09/2022	MXN 16,240,000	829,985
8.50%, 05/31/2029	67,258,200	3,747,086
Series M,
6.50%, 06/09/2022	50,260,000	2,568,659
7.25%, 12/09/2021	97,110,000	5,054,306
8.00%, 11/07/2047	225,302,700	11,852,412
10.00%, 11/20/2036	49,765,300	3,134,756
Mexico Government International Bond
3.60%, 01/30/2025	$ 4,110,000	4,198,365
4.00%, 10/02/2023	4,675,000	4,892,388

		36,277,957

Nigeria - 0.7%
Nigeria Government International Bond
6.50%, 11/28/2027 (A)	4,595,000	4,700,409

Oman - 1.0%
Oman Government International Bond
6.00%, 08/01/2029 (A) (F)	6,500,000	6,483,750

Peru - 2.6%
Peru Government International Bond
6.90%, 08/12/2037 (A)	PEN 15,997,000	5,899,060
8.20%, 08/12/2026 (A)	30,741,000	11,679,440

		17,578,500

Poland - 2.1%
Republic of Poland Government Bond
2.50%, 07/25/2026	PLN 21,450,000	5,696,941
3.25%, 07/25/2025	22,058,000	6,097,022
4.00%, 10/25/2023	8,203,000	2,303,261

		14,097,224

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar - 1.7%
Qatar Government International Bond
2.38%, 06/02/2021 (A)	$ 2,000,000	$ 1,998,100
4.00%, 03/14/2029 (A)	4,550,000	4,956,506
4.82%, 03/14/2049 (A)	3,460,000	4,004,950

		10,959,556

Republic of Korea - 1.1%
Export-Import Bank of Korea
6.90%, 01/08/2021 (A)	IDR 30,000,000,000	2,087,815
8.00%, 05/15/2024 (A)	35,800,000,000	2,517,522
8.40%, 11/30/2021 (A)	38,700,000,000	2,788,449

		7,393,786

Republic of South Africa - 0.8%
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR 80,136,100	5,215,353

Romania - 1.3%
Romania Government Bond 5.00%, 02/12/2029	RON 13,375,000	3,274,697
Romania Government International Bond
5.13%, 06/15/2048 (A)	$ 4,535,000	5,033,850

		8,308,547

Russian Federation - 0.9%
Russian Foreign Bond - Eurobond 5.10%, 03/28/2035 (G)	5,800,000	6,300,981

Saudi Arabia - 0.8%
Saudi Arabia Government International Bond
4.50%, 10/26/2046 (A)	5,225,000	5,525,437

Sri Lanka - 0.8%
Sri Lanka Government International Bond
6.25%, 07/27/2021 (A)	2,305,000	2,345,252
7.55%, 03/28/2030 (A)	3,180,000	3,235,476

		5,580,728

Supranational - 1.3%
Africa Finance Corp.
3.88%, 04/13/2024 (A)	1,415,000	1,444,109
Asian Development Bank
6.45%, 08/08/2021, MTN	INR 82,890,000	1,202,047
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 (A)	$ 2,500,000	2,623,800
Eastern & Southern African Trade & Development Bank
5.38%, 03/14/2022, MTN (G)	3,425,000	3,552,615

		8,822,571

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Tunisia - 0.2%
Banque Centrale de Tunisie International Bond
6.75%, 10/31/2023 (G)	EUR 1,000,000	$ 1,140,321

Turkey - 1.7%
Export Credit Bank of Turkey
6.13%, 05/03/2024 (A)	$ 2,550,000	2,470,363
Turkey Government International Bond
6.35%, 08/10/2024	8,520,000	8,587,990

		11,058,353

Ukraine - 4.4%
Ukraine Government International Bond
Zero Coupon (H), 05/31/2040 (G)	13,710,000	11,653,500
7.75%, 09/01/2020 - 09/01/2025 (G)	7,985,000	8,386,172
7.75%, 09/01/2021 - 09/01/2022 (A)	8,760,000	9,215,369

		29,255,041

United Kingdom - 0.7%
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 (G)	4,400,000	4,671,700

Venezuela - 0.6%
Venezuela Government International Bond
9.00%, 05/07/2023 (G) (J)	9,260,000	1,412,150
9.25%, 09/15/2027 (J)	12,230,000	1,865,075
11.95%, 08/05/2031 (G) (J)	5,565,000	848,663

		4,125,888

Zambia - 0.6%
Zambia Government International Bond
5.38%, 09/20/2022 (A)	3,325,000	2,332,488
8.50%, 04/14/2024 (A)	2,380,000	1,707,412

		4,039,900

Total Foreign Government Obligations (Cost $373,283,278)		376,340,455

	Shares	Value
COMMON STOCK - 0.1%
Colombia - 0.1%
Frontera Energy Corp.	93,356	955,312

Total Common Stock (Cost $5,390,007)		955,312

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Argentina - 0.7%
Argentina Treasury Bill
0.00% (K) (L), 10/31/2019 - 07/31/2020	ARS 122,781,300	3,343,270
0.32% (K), 07/31/2020	71,466,000	1,598,281

Total Short-Term Foreign Government Obligations (Cost $6,276,629)		4,941,551

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (K)	17,028,635	$ 17,028,635

Total Other Investment Company (Cost $17,028,635)		17,028,635

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 1.45% (K), dated 07/31/2019, to be repurchased at $24,819,990 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $25,315,433.	$ 24,818,991	24,818,991

Total Repurchase Agreement (Cost $24,818,991)		24,818,991

Total Investments (Cost $673,773,921)		681,447,026
Net Other Assets (Liabilities) - (2.6)%		(17,592,036)

Net Assets - 100.0%		$ 663,854,990

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/30/2019	USD	333,817	HUF	97,540,925	$2,118	$—
BCLY	08/30/2019	PLN	44,437,561	USD	11,554,249	—	(80,362)
BCLY	08/30/2019	HUF	2,631,428,692	USD	8,959,306	—	(10,834)
JPM	08/30/2019	USD	7,082,902	MXN	136,105,038	18,400	—
JPM	08/30/2019	ARS	116,473,890	USD	2,576,286	—	(37,069)
JPM	08/30/2019	USD	10,477,584	ZAR	149,525,608	92,931	—
SCB	08/02/2019	USD	28,760,971	BRL	108,588,341	311,564	—
SCB	08/02/2019	BRL	108,588,341	USD	28,483,879	99,322	(133,793)
SCB	09/04/2019	BRL	38,884,255	USD	10,300,465	—	(136,640)

Total						$524,335	$(398,698)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.2%	$ 376,340,455
Oil, Gas & Consumable Fuels	6.9	46,970,125
Chemicals	3.5	23,625,303
Electric Utilities	3.4	23,373,361
Food Products	2.8	19,124,613
Banks	2.6	17,863,215
Diversified Financial Services	2.6	17,564,182
Wireless Telecommunication Services	2.0	13,484,927
Paper & Forest Products	1.9	13,184,756
Metals & Mining	1.7	11,453,105
Road & Rail	1.4	9,296,042
Transportation Infrastructure	1.1	7,464,920
Media	1.0	7,003,885

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Diversified Telecommunication Services	1.0%	$ 6,489,955
Food & Staples Retailing	0.6	4,382,637
Professional Services	0.6	4,334,050
Hotels, Restaurants & Leisure	0.6	4,185,874
Communications Equipment	0.6	4,083,510
Equity Real Estate Investment Trusts	0.6	4,064,287
Interactive Media & Services	0.6	3,963,927
Internet & Direct Marketing Retail	0.5	3,476,944
Airlines	0.5	3,070,375
Energy Equipment & Services	0.4	2,814,127
Marine	0.4	2,759,537
Diversified Consumer Services	0.3	2,359,087
Construction & Engineering	0.3	1,924,650

Investments	93.1	634,657,849
Short-Term Investments	6.9	46,789,177

Total Investments	100.0%	$ 681,447,026

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$257,362,082	$—	$257,362,082
Foreign Government Obligations	—	376,340,455	—	376,340,455
Common Stock	955,312	—	—	955,312
Short-Term Foreign Government Obligations	—	4,941,551	—	4,941,551
Other Investment Company	17,028,635	—	—	17,028,635
Repurchase Agreement	—	24,818,991	—	24,818,991

Total Investments	$17,983,947	$663,463,079	$—	$681,447,026

Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$524,335	$—	$524,335

Total Other Financial Instruments	$—	$524,335	$—	$524,335

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(398,698)	$—	$(398,698)

Total Other Financial Instruments	$—	$(398,698)	$—	$(398,698)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $374,285,923, representing 56.4% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,686,634. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2019, the value of this security is $1,960,219, representing 0.3% of the Fund net assets.
(E)	Non-income producing security.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the total value of Regulation S securities is $48,756,679, representing 7.3% of the Fund’s net assets.
(H)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2019, the total value of such securities is $5,931,938, representing 0.9% of the Fund’s net assets.
(K)	Rates disclosed reflect the yields at July 31, 2019.
(L)	Percentage rounds to less than 0.01% or (0.01)%.
(M)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

GDP	Gross Domestic Product
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Brazil - 8.1%
Ambev SA	990,600	$ 5,225,092
Banco Bradesco SA, ADR	411,600	3,720,864
Banco do Brasil SA	537,000	6,925,764
Banco Santander Brasil SA	773,685	8,686,940
Cia Siderurgica Nacional SA	969,800	4,200,557
Equatorial Energia SA	185,200	4,585,900
IRB Brasil Resseguros S/A	272,000	6,770,867
JBS SA	1,658,300	10,819,676
MRV Engenharia e Participacoes SA	623,800	3,314,859
Petroleo Brasileiro SA, ADR	281,200	3,858,064
Vale SA, ADR	659,600	8,568,204

		66,676,787

China - 31.5%
Agricultural Bank of China, Ltd., H Shares	11,179,000	4,524,983
Air China, Ltd., H Shares	6,784,000	6,588,156
Alibaba Group Holding, Ltd., ADR (A)	163,200	28,251,552
Anhui Conch Cement Co., Ltd., H Shares	1,425,500	8,231,175
ANTA Sports Products, Ltd.	2,221,000	16,579,616
Bank of China, Ltd., H Shares	26,637,000	10,816,957
China Communications Construction Co., Ltd., H Shares	11,073,000	9,332,898
China Communications Services Corp., Ltd., H Shares	3,056,000	2,127,616
China Conch Venture Holdings, Ltd.	2,534,500	8,721,397
China Construction Bank Corp., H Shares	17,312,000	13,290,945
China National Building Material Co., Ltd., H Shares	6,088,000	5,337,498
China Railway Group, Ltd., H Shares	14,374,000	10,064,139
China Shenhua Energy Co., Ltd., H Shares	3,393,000	6,703,056
Country Garden Holdings Co., Ltd.	1,909,000	2,572,005
CRRC Corp., Ltd., H Shares	2,503,000	1,970,240
CSPC Pharmaceutical Group, Ltd.	1,782,000	3,092,439
Ctrip.com International, Ltd., ADR (A)	138,900	5,414,322
Future Land Development Holdings, Ltd.	2,104,000	1,767,660
Guangzhou R&F Properties Co., Ltd., H Shares	1,367,600	2,474,387
Industrial & Commercial Bank of China, Ltd., H Shares	9,096,000	6,108,384
JD.com, Inc., ADR (A)	267,300	7,994,943
KWG Group Holdings, Ltd. (A)	2,928,000	2,722,313
Lenovo Group, Ltd.	7,354,000	5,917,423
Momo, Inc., ADR	137,700	4,677,669
NetEase, Inc., ADR	34,900	8,055,618
New Oriental Education & Technology Group, Inc., ADR (A)	55,000	5,737,050
PetroChina Co., Ltd., H Shares	18,426,000	9,773,217
PICC Property & Casualty Co., Ltd., H Shares	6,198,000	7,359,288
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	3,564,000	3,397,781
Sinopharm Group Co., Ltd., H Shares	740,800	2,738,437
Sunac China Holdings, Ltd.	856,000	3,861,136
Tencent Holdings, Ltd.	784,600	36,556,840
Yum China Holdings, Inc.	158,700	7,220,850

		259,981,990

Colombia - 0.5%
Ecopetrol SA, ADR	245,600	4,403,608

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 3.6%
China Mobile, Ltd.	1,371,500	$ 11,663,749
China Overseas Land & Investment, Ltd.	2,374,000	8,093,099
CITIC, Ltd.	2,300,000	3,045,357
Geely Automobile Holdings, Ltd.	1,857,000	2,832,164
Mengniu Dairy Co., Ltd. (A)	972,000	3,922,060

		29,556,429

Hungary - 1.3%
MOL Hungarian Oil & Gas PLC	379,289	3,849,286
OTP Bank Nyrt	159,504	6,642,696

		10,491,982

India - 6.1%
Axis Bank, Ltd.	763,885	7,462,855
Divi’s Laboratories, Ltd.	147,734	3,497,599
Dr. Reddy’s Laboratories, Ltd.	117,632	4,367,680
HDFC Bank, Ltd., ADR	97,161	11,171,572
ICICI Bank, Ltd., ADR	419,020	5,116,234
State Bank of India (A)	1,480,504	7,121,616
Tata Consultancy Services, Ltd.	258,634	8,260,725
Tata Steel, Ltd.	552,509	3,459,348

		50,457,629

Indonesia - 0.8%
Adaro Energy Tbk PT	21,751,500	1,956,078
Bank Negara Indonesia Persero Tbk PT	7,275,600	4,361,674

		6,317,752

Malaysia - 0.4%
Tenaga Nasional Bhd.	1,002,200	3,345,568

Mexico - 3.0%
America Movil SAB de CV, Class L, ADR	848,300	11,867,717
Fomento Economico Mexicano SAB de CV, ADR	55,500	5,033,850
Grupo Financiero Banorte SAB de CV, Class O	878,400	4,394,349
Grupo Mexico SAB de CV, Series B	1,360,900	3,337,672

		24,633,588

Peru - 0.5%
Credicorp, Ltd.	18,505	4,033,905

Poland - 1.9%
KGHM Polska Miedz SA (A)	70,893	1,714,048
Polski Koncern Naftowy Orlen SA	105,449	2,642,173
Powszechna Kasa Oszczednosci Bank Polski SA	748,810	7,885,366
Powszechny Zaklad Ubezpieczen SA	297,378	3,198,164

		15,439,751

Republic of Korea - 12.2%
CJ CheilJedang Corp.	7,171	1,722,873
Fila Korea, Ltd.	172,268	9,747,801
GS Engineering & Construction Corp.	91,376	2,602,520
Hana Financial Group, Inc.	242,037	7,084,447
Hyundai Mobis Co., Ltd.	22,740	4,601,480
Hyundai Motor Co.	59,247	6,302,548
Industrial Bank of Korea	277,983	3,079,094
KB Financial Group, Inc.	266,946	9,754,688
Kia Motors Corp.	89,918	3,312,124
Korean Air Lines Co., Ltd.	66,254	1,422,835
NCSoft Corp.	12,980	5,282,622

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics Co., Ltd.	716,442	$ 27,135,030
Shinhan Financial Group Co., Ltd.	147,040	5,385,871
SK Hynix, Inc.	61,242	3,920,353
SK Telecom Co., Ltd.	46,325	9,697,271

		101,051,557

Republic of South Africa - 6.5%
Absa Group, Ltd.	521,464	5,778,133
AngloGold Ashanti, Ltd., ADR	513,800	8,765,428
Exxaro Resources, Ltd.	188,367	2,184,282
MTN Group, Ltd. (B)	397,006	3,109,068
Naspers, Ltd., N Shares	86,134	20,996,034
Old Mutual, Ltd.	2,050,000	2,743,683
Sanlam, Ltd.	621,038	3,214,343
Standard Bank Group, Ltd. (B)	565,580	7,032,474

		53,823,445

Russian Federation - 3.8%
Gazprom PJSC, ADR	2,092,504	15,294,953
Lukoil PJSC, ADR	105,865	8,688,131
MMC Norilsk Nickel PJSC, ADR	216,290	4,933,575
X5 Retail Group NV, GDR (C)	73,578	2,460,448

		31,377,107

Taiwan - 14.7%
Accton Technology Corp.	979,000	4,167,475
Asia Cement Corp.	3,645,000	4,875,150
Chipbond Technology Corp.	1,250,000	2,506,150
CTBC Financial Holding Co., Ltd.	9,461,000	6,149,886
Delta Electronics, Inc.	2,128,000	10,272,159
Elite Material Co., Ltd.	1,099,000	4,181,672
Far Eastern New Century Corp.	2,257,000	2,135,312
Hon Hai Precision Industry Co., Ltd.	5,161,000	12,937,441
MediaTek, Inc.	552,000	5,521,228
Novatek Microelectronics Corp.	1,944,000	10,266,389
Radiant Opto-Electronics Corp.	1,134,000	4,456,377
Realtek Semiconductor Corp.	1,261,000	8,374,708
Taiwan Cement Corp.	3,500,800	5,006,875
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	651,500	27,773,445
Uni-President Enterprises Corp.	1,609,000	4,164,842
Yuanta Financial Holding Co., Ltd.	8,309,000	4,655,261
Zhen Ding Technology Holding, Ltd.	961,000	3,496,054

		120,940,424

Thailand - 1.7%
Advanced Info Service PCL	502,200	3,465,024
CP ALL PCL	2,532,100	7,030,862
PTT Exploration & Production PCL	770,700	3,347,755

		13,843,641

Turkey - 1.0%
BIM Birlesik Magazalar AS	328,124	2,755,042
Tekfen Holding AS	602,823	2,545,662
Turk Hava Yollari AO (A)	1,296,316	2,890,007

		8,190,711

Total Common Stocks (Cost $798,439,773)		804,565,874

	Shares	Value
PREFERRED STOCK - 0.3%
Brazil - 0.3%
Telefonica Brasil SA, 10.16% (D)	195,600	$ 2,680,540

Total Preferred Stock (Cost $2,548,372)		2,680,540

EXCHANGE-TRADED FUND - 0.4%
United States - 0.4%
iShares MSCI Emerging Markets ETF	82,400	3,441,848

Total Exchange-Traded Fund (Cost $3,469,035)		3,441,848

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	3,734,449	3,734,449

Total Other Investment Company (Cost $3,734,449)		3,734,449

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (D), dated 07/31/2019, to be repurchased at $9,015,390 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $9,199,589.	$ 9,015,026	9,015,026

Total Repurchase Agreement (Cost $9,015,026)		9,015,026

Total Investments (Cost $817,206,655)		823,437,737
Net Other Assets (Liabilities) - 0.1%		567,276

Net Assets - 100.0%		$ 824,005,013

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	19.0%	$ 156,529,697
Semiconductors & Semiconductor Equipment	7.6	62,818,650
Oil, Gas & Consumable Fuels	7.6	62,700,603
Internet & Direct Marketing Retail	7.6	62,656,851
Interactive Media & Services	5.0	41,234,509
Wireless Telecommunication Services	4.8	39,802,829
Metals & Mining	4.3	34,978,832
Technology Hardware, Storage & Peripherals	4.0	33,052,453
Electronic Equipment, Instruments & Components	3.8	30,887,326
Construction & Engineering	3.2	26,672,835
Textiles, Apparel & Luxury Goods	3.2	26,327,417
Construction Materials	2.9	23,450,698
Insurance	2.8	23,286,345
Real Estate Management & Development	2.6	21,490,600
Food Products	2.5	20,629,451
Entertainment	1.6	13,338,240
Automobiles	1.5	12,446,836
Food & Staples Retailing	1.5	12,246,352
Airlines	1.3	10,900,998
Machinery	1.3	10,691,637
Beverages	1.3	10,258,942
IT Services	1.0	8,260,725
Electric Utilities	1.0	7,931,468
Pharmaceuticals	0.9	7,460,119
Hotels, Restaurants & Leisure	0.9	7,220,850
Diversified Consumer Services	0.7	5,737,050
Industrial Conglomerates	0.6	5,180,669
Capital Markets	0.6	4,655,261
Auto Components	0.6	4,601,480
Communications Equipment	0.5	4,167,475
Life Sciences Tools & Services	0.4	3,497,599
International Equity Funds	0.4	3,441,848
Health Care Equipment & Supplies	0.4	3,397,781
Household Durables	0.4	3,314,859
Health Care Providers & Services	0.3	2,738,437
Diversified Telecommunication Services	0.3	2,680,540

Investments	98.4	810,688,262
Short-Term Investments	1.6	12,749,475

Total Investments	100.0%	$ 823,437,737

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$248,843,230	$555,722,644	$—	$804,565,874
Preferred Stock	2,680,540	—	—	2,680,540
Exchange-Traded Fund	3,441,848	—	—	3,441,848
Other Investment Company	3,734,449	—	—	3,734,449
Repurchase Agreement	—	9,015,026	—	9,015,026

Total Investments	$258,700,067	$564,737,670	$—	$823,437,737

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,541,330. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the value of the Regulation S security is $2,460,448, representing 0.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 7.2%
Communications Equipment - 2.5%
Ciena Corp. (A)	25,000	$ 1,130,500
Cisco Systems, Inc.	10,000	554,000
CommScope Holding Co., Inc. (A)	15,000	214,200
InterDigital, Inc.	10,000	644,300

		2,543,000

Diversified Telecommunication Services - 0.2%
Intelsat SA (A) (B)	10,000	226,400

Entertainment - 0.8%
Sciplay Corp., Class A (A)	10,000	104,300
Ubisoft Entertainment SA (A)	6,450	530,542
Viacom, Inc., Class A (B)	4,281	149,664

		784,506

Food & Staples Retailing - 0.5%
Kroger Co.	25,000	529,000

Health Care Technology - 0.5%
Teladoc Health, Inc. (A) (B)	8,000	545,920

Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Corp. (A)	32,767	387,961
MGM Resorts International	13,000	390,260
Norwegian Cruise Line Holdings, Ltd. (A)	10,000	494,400

		1,272,621

Insurance - 0.4%
Fidelity National Financial, Inc.	10,000	428,800

Media - 0.8%
CBS Corp., Class B	5,019	258,529
Discovery, Inc., Class A (A) (B)	8,500	257,635
Gray Television, Inc. (A)	20,000	355,000

		871,164

Software - 0.1%
Nutanix, Inc., Class A (A)	5,000	113,500

Specialty Retail - 0.2%
Fnac Darty SA (A)	1,462	102,690
MarineMax, Inc. (A)	6,835	105,532

		208,222

Total Common Stocks (Cost $7,275,482)		7,523,133

CONVERTIBLE PREFERRED STOCKS - 6.1%
Chemicals - 1.1%
International Flavors & Fragrances, Inc.,
6.00%	21,343	1,147,613

Health Care Technology - 1.7%
Change Healthcare, Inc.,
6.00%	33,000	1,782,330

Multi-Utilities - 3.3%
CenterPoint Energy, Inc.,
Series B, 7.00%	16,960	866,826
Dominion Energy, Inc.,
Series A, 7.25%	25,000	2,512,250

		3,379,076

Total Convertible Preferred Stocks (Cost $6,065,150)		6,309,019

	Principal	Value
CONVERTIBLE BONDS - 66.2%
Banks - 3.3%
BofA Finance LLC
0.25%, 05/01/2023, MTN (C)	$ 2,528,000	$ 2,605,991
Cembra Money Bank AG
Zero Coupon, 07/09/2026 (D)	CHF 800,000	820,914

		3,426,905

Biotechnology - 2.8%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024 (B)	$ 1,700,000	1,728,276
Exact Sciences Corp.
0.38%, 03/15/2027	500,000	615,654
Repligen Corp.
0.38%, 07/15/2024	550,000	591,126

		2,935,056

Capital Markets - 2.8%
Poseidon Finance 1, Ltd.
Zero Coupon, 02/01/2025 (D)	2,000,000	1,968,718
SBI Holdings, Inc.
Zero Coupon, 09/13/2023 (D)	JPY 100,000,000	984,144

		2,952,862

Chemicals - 1.9%
Toray Industries, Inc.
Zero Coupon, 08/31/2021 (D)	200,000,000	2,012,762

Commercial Services & Supplies - 0.7%
Siem Industries, Inc.
2.25%, 06/02/2021 (D)	EUR 500,000	677,786

Communications Equipment - 4.9%
InterDigital, Inc.
2.00%, 06/01/2024 (E)	$ 2,000,000	2,038,600
Lumentum Holdings, Inc.
0.25%, 03/15/2024	2,595,000	3,107,306

		5,145,906

Construction & Engineering - 1.7%
Dycom Industries, Inc.
0.75%, 09/15/2021 (B)	1,850,000	1,793,105

Diversified Telecommunication Services - 2.0%
Cellnex Telecom SA
0.50%, 07/05/2028, MTN (D)	EUR 800,000	919,351
Vonage Holdings Corp.
1.75%, 06/01/2024 (E)	$ 1,100,000	1,167,914

		2,087,265

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Entertainment - 1.4%
iQIYI, Inc.
2.00%, 04/01/2025 (E)	$ 1,500,000	$ 1,423,674

Health Care Equipment & Supplies - 2.4%
Insulet Corp.
1.38%, 11/15/2024	1,700,000	2,463,020

Insurance - 1.3%
AXA SA
7.25%, 05/15/2021 (E)	1,286,000	1,386,507

Interactive Media & Services - 6.3%
Twitter, Inc.
0.25%, 06/15/2024 (C)	3,978,000	4,231,017
YY, Inc.
1.38%, 06/15/2026 (E)	2,400,000	2,346,653

		6,577,670

Internet & Catalog Retail - 3.2%
IAC Financeco 2, Inc.
0.88%, 06/15/2026 (C) (E)	1,700,000	1,778,929
IAC Financeco 3, Inc.
2.00%, 01/15/2030 (E)	1,450,000	1,564,606

		3,343,535

Machinery - 3.2%
Fortive Corp.
0.88%, 02/15/2022 (C) (E)	3,200,000	3,288,150

Media - 2.8%
Liberty Latin America, Ltd.
2.00%, 07/15/2024 (E)	2,000,000	1,967,822
Liberty Media Corp.
2.25%, 12/01/2048 (E)	808,000	970,900

		2,938,722

Metals & Mining - 2.0%
SSR Mining, Inc.
2.50%, 04/01/2039 (E)	1,800,000	2,055,375

Oil, Gas & Consumable Fuels - 1.3%
Green Plains, Inc.
4.00%, 07/01/2024 (B) (E)	1,500,000	1,375,193

Pharmaceuticals - 2.6%
Jazz Investments I, Ltd.
1.88%, 08/15/2021 (C)	2,703,000	2,755,518

Semiconductors & Semiconductor Equipment - 5.2%
Inphi Corp.
0.75%, 09/01/2021	2,500,000	3,102,762
Synaptics, Inc.
0.50%, 06/15/2022 (C)	2,589,000	2,343,256

		5,446,018

Software - 10.0%
Altair Engineering, Inc.
0.25%, 06/01/2024	1,150,000	1,271,517
FireEye, Inc.
Series B,
1.63%, 06/01/2035	1,435,000	1,347,859
Palo Alto Networks, Inc.
0.75%, 07/01/2023 (C) (E)	3,847,000	4,225,833

	Principal	Value
CONVERTIBLE BONDS (continued)
Software (continued)
Q2 Holdings, Inc.
0.75%, 06/01/2026 (E)	$ 750,000	$ 828,037
Verint Systems, Inc.
1.50%, 06/01/2021 (C)	2,445,000	2,701,543

		10,374,789

Specialty Retail - 4.4%
Guess?, Inc.
2.00%, 04/15/2024 (E)	900,000	863,736
RH
Zero Coupon, 06/15/2023 (B) (C)	3,803,000	3,712,744

		4,576,480

Total Convertible Bonds (Cost $66,143,722)		69,036,298

CORPORATE DEBT SECURITIES - 20.6%
Communications Equipment - 2.0%
Viavi Solutions, Inc.
1.75%, 06/01/2023	1,700,000	2,092,600

Electronic Equipment, Instruments & Components - 4.0%
Vishay Intertechnology, Inc.
2.25%, 06/15/2025 (C)	4,417,000	4,124,007

Health Care Equipment & Supplies - 1.7%
Wright Medical Group, Inc.
1.63%, 06/15/2023 (C)	1,645,000	1,785,335

Health Care Technology - 0.6%
Evolent Health, Inc.
1.50%, 10/15/2025 (E)	1,008,000	628,284

Machinery - 0.8%
Navistar International Corp.
6.63%, 11/01/2025 (C) (E)	842,000	864,102

Oil, Gas & Consumable Fuels - 1.9%
Scorpio Tankers, Inc.
3.00%, 05/15/2022	2,000,000	1,948,668

Software - 5.5%
FireEye, Inc.
0.88%, 06/01/2024 (C)	3,500,000	3,432,621
Splunk, Inc.
0.50%, 09/15/2023 (E)	2,000,000	2,277,487

		5,710,108

Specialty Retail - 2.3%
PetSmart, Inc.
7.13%, 03/15/2023 (E)	850,000	792,625
Zhongsheng Group Holdings, Ltd.
Zero Coupon, 05/23/2023 (D)	HKD 12,000,000	1,601,426

		2,394,051

Technology Hardware, Storage & Peripherals - 1.8%
Pure Storage, Inc.
0.13%, 04/15/2023	$ 2,000,000	1,925,718

Total Corporate Debt Securities (Cost $21,216,219)		21,472,873

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.4%
Capital Markets - 0.4%
Lazard, Ltd., Class A	11,750	$ 454,842

Total Master Limited Partnership (Cost $435,131)		454,842

OTHER INVESTMENT COMPANY - 5.3%
Securities Lending Collateral - 5.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (F)	5,513,083	5,513,083

Total Other Investment Company (Cost $5,513,083)		5,513,083

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp., 1.45% (F), dated 07/31/2019, to be repurchased at $4,371,469 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $4,459,634.	$ 4,371,293	4,371,293

Total Repurchase Agreement (Cost $4,371,293)		4,371,293

Total Investments Excluding Purchased Options (Cost $111,020,080)		114,680,541
Total Purchased Options - 0.3% (Cost $271,777)		285,500

Total Investments Before Securities Sold Short (Cost $111,291,857)		114,966,041

	Shares	Value
SECURITIES SOLD SHORT - (15.1)%
COMMON STOCKS - (15.1)%
Biotechnology - (0.7)%
BioMarin Pharmaceutical, Inc.	(2,210)	(175,297)
Clovis Oncology, Inc.	(100)	(1,055)
Exact Sciences Corp.	(3,300)	(379,863)
Repligen Corp.	(2,000)	(188,780)

		(744,995)

Chemicals - (0.2)%
International Flavors & Fragrances, Inc.	(1,283)	(184,739)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Communications Equipment - (1.8)%
Lumentum Holdings, Inc.	(26,662)	$ (1,509,869)
Viavi Solutions, Inc.	(25,546)	(374,760)

		(1,884,629)

Diversified Financial Services - (1.0)%
AXA Equitable Holdings, Inc.	(22,861)	(513,916)
Voya Financial, Inc.	(9,272)	(520,808)

		(1,034,724)

Electronic Equipment, Instruments & Components - (0.4)%
Vishay Intertechnology, Inc.	(27,323)	(464,491)

Energy Equipment & Services - (0.3)%
Subsea 7 SA	(34,867)	(376,251)

Entertainment - (0.4)%
iQIYI, Inc., ADR	(9,140)	(169,912)
Live Nation Entertainment, Inc.	(3,060)	(220,504)

		(390,416)

Health Care Equipment & Supplies - (1.9)%
Insulet Corp.	(11,015)	(1,354,184)
Wright Medical Group NV	(21,228)	(612,640)

		(1,966,824)

Health Care Technology - (0.0)% (G)
Evolent Health, Inc., Class A	(3,670)	(25,029)

Interactive Media & Services - (1.3)%
IAC / InterActiveCorp	(3,500)	(836,675)
Twitter, Inc.	(11,913)	(504,039)

		(1,340,714)

Machinery - (0.2)%
Fortive Corp.	(2,500)	(190,125)

Metals & Mining - (0.3)%
SSR Mining, Inc.	(22,600)	(348,040)

Oil, Gas & Consumable Fuels - (0.6)%
Green Plains, Inc.	(43,300)	(436,897)
Scorpio Tankers, Inc.	(8,000)	(209,680)

		(646,577)

Pharmaceuticals - (0.1)%
Jazz Pharmaceuticals PLC	(519)	(72,338)

Semiconductors & Semiconductor Equipment - (0.8)%
Inphi Corp.	(12,000)	(722,520)
Synaptics, Inc.	(2,501)	(80,482)

		(803,002)

Software - (3.3)%
Altair Engineering, Inc., Class A	(6,000)	(249,660)
FireEye, Inc.	(16,736)	(251,040)
Palo Alto Networks, Inc.	(4,651)	(1,053,638)
Splunk, Inc.	(9,000)	(1,217,790)
Verint Systems, Inc.	(10,861)	(628,526)

		(3,400,654)

Specialty Retail - (1.8)%
Guess?, Inc.	(23,000)	(387,550)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

Shares		Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Specialty Retail (continued)
RH	(10,157)	$ (1,415,886)
Zhongsheng Group Holdings, Ltd.	(20,000)	(55,588)

		(1,859,024)

Total Common Stocks (Proceeds $(15,162,102))		(15,732,572)

Total Securities Sold Short (Proceeds $(15,162,102))		(15,732,572)

Net Other Assets (Liabilities), Net of Securities Sold Short - 4.8%		5,040,349

Net Assets - 100.0%		$ 104,273,818

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Square, Inc.	USD	90.00	12/20/2019	USD	2,010,250	250	$112,188	$124,750
Call - Twitter, Inc.	USD	45.00	09/20/2019	USD	1,692,400	400	34,384	50,000
Call - Twitter, Inc.	USD	45.00	01/17/2020	USD	846,200	200	72,550	78,000
Put - Clovis Oncology, Inc.	USD	7.00	08/16/2019	USD	1,424,250	1,350	14,175	6,750
Put - FireEye, Inc.	USD	13.00	08/23/2019	USD	750,000	500	8,000	8,000
Put - FireEye, Inc.	USD	15.00	08/02/2019	USD	1,500,000	1,000	30,480	18,000

Total							$271,777	$285,500

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Square, Inc.	USD	105.00	12/20/2019	USD	2,010,250	250	$(38,312)	$(50,250)
Call - Twitter, Inc.	USD	50.00	01/17/2020	USD	846,200	200	(41,671)	(46,400)

Total							$(79,983)	$(96,650)

							Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS							$(79,983)	$(96,650)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (H)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
FireEye, Inc., 1.63%, 06/01/2035	CITI	Receive	Quarterly/ Monthly	05/01/2020	USD	3,732,720	3,732,720	$47,189	$80,456	$(33,267)

Value
OTC Swap Agreements, at value (Assets)	$47,189

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FUTURES CONTRACTS:

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
NASDAQ-100 E-Mini Index	(11)	09/20/2019	$(1,718,946)	$(1,730,685)	$—	$(11,739)
S&P 500® E-Mini Index	(60)	09/20/2019	(8,945,738)	(8,946,900)	—	(1,162)

Total Futures Contracts					$—	$(12,901)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	08/30/2019	USD	815,734	CHF	807,040	$1,973	$—
SSB	08/30/2019	USD	2,220,156	EUR	1,992,000	9,393	—
SSB	08/30/2019	USD	1,556,761	HKD	12,167,500	1,789	—
SSB	08/30/2019	USD	3,128,088	JPY	339,000,000	4,775	—

Total						$17,930	$—

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$6,889,901	$633,232	$—	$7,523,133
Convertible Preferred Stocks	6,309,019	—	—	6,309,019
Convertible Bonds	—	69,036,298	—	69,036,298
Corporate Debt Securities	—	21,472,873	—	21,472,873
Master Limited Partnership	454,842	—	—	454,842
Other Investment Company	5,513,083	—	—	5,513,083
Repurchase Agreement	—	4,371,293	—	4,371,293
Exchange-Traded Options Purchased	285,500	—	—	285,500

Total Investments	$19,452,345	$95,513,696	$—	$114,966,041

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$47,189	$—	$47,189
Forward Foreign Currency Contracts (J)	—	17,930	—	17,930

Total Other Financial Instruments	$—	$65,119	$—	$65,119

LIABILITIES
Securities Sold Short
Common Stocks	$(15,300,733)	$(431,839)	$—	$(15,732,572)

Total Securities Sold Short	$(15,300,733)	$(431,839)	$—	$(15,732,572)

Other Financial Instruments
Exchange-Traded Options Written	$(96,650)	$—	$—	$(96,650)
Futures Contracts (J)	(12,901)	—	—	(12,901)

Total Other Financial Instruments	$(109,551)	$—	$—	$(109,551)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,399,409. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	All or a portion of these securities have been segregated by the custodian as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $24,451,233.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the total value of Regulation S securities is $8,985,101, representing 8.6% of the Fund’s net assets.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $31,844,427, representing 30.5% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2019.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank, N.A.
SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.1%
Auto Components - 0.2%
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	$ 1,000,000	$ 1,034,700

Communications Equipment - 0.8%
CommScope, Inc.
5.50%, 03/01/2024 (A)	4,500,000	4,556,250

Containers & Packaging - 1.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	3,876,431	3,890,502
3-Month LIBOR + 3.50%, 5.80% (B), 07/15/2021 (A)	2,000,000	2,007,500

		5,898,002

Food & Staples Retailing - 0.2%
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,250,000	1,054,688

Health Care Providers & Services - 2.1%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021	1,000,000	990,000
6.25%, 03/31/2023	2,000,000	1,915,000
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (A)	4,180,000	4,450,446
Tenet Healthcare Corp.
4.63%, 07/15/2024	2,650,000	2,695,050
4.75%, 06/01/2020	2,000,000	2,025,000

		12,075,496

Hotels, Restaurants & Leisure - 0.7%
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	4,000,000	4,090,000

IT Services - 0.6%
First Data Corp.
5.00%, 01/15/2024 (A)	3,500,000	3,585,750

Media - 1.1%
CSC Holdings LLC
5.38%, 07/15/2023 (A)	1,250,000	1,282,000
6.63%, 10/15/2025 (A)	2,000,000	2,125,000
6.75%, 11/15/2021	500,000	535,000
MediaCom Broadband LLC / MediaCom Broadband Corp.
5.50%, 04/15/2021	400,000	400,000
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	2,000,000	1,985,600

		6,327,600

Oil, Gas & Consumable Fuels - 0.2%
eG Global Finance PLC
6.75%, 02/07/2025 (A)	835,000	838,131

Paper & Forest Products - 0.6%
Norbord, Inc.
6.25%, 04/15/2023 (A)	3,200,000	3,392,000

Pharmaceuticals - 1.0%
Bausch Health Cos., Inc.
6.50%, 03/15/2022 (A)	2,000,000	2,073,500
7.00%, 03/15/2024 (A)	3,100,000	3,270,500

		5,344,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.5%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.25%, 12/01/2021 (A) (C)	$ 3,000,000	$ 2,887,500

Software - 0.0%
Avaya, Inc.
7.00%, 04/01/2019 (A) (C) (D) (E) (F) (G)	1,700,000	0

Total Corporate Debt Securities (Cost $50,760,384)		51,084,117

LOAN ASSIGNMENTS - 86.6%
Aerospace & Defense - 0.9%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 4.02% (B), 01/15/2025	444,050	445,049
TransDigm, Inc.
Term Loan E,
3-Month LIBOR + 2.50%, 4.83% (B), 05/30/2025	2,314,514	2,294,262
Term Loan G,
3-Month LIBOR + 2.50%, 4.83% (B), 08/22/2024	2,450,188	2,428,749

		5,168,060

Airlines - 0.5%
American Airlines, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 4.33% (B), 12/14/2023	980,000	972,826
Term Loan B,
3-Month LIBOR + 1.75%, 4.06% (B), 06/27/2025	1,980,000	1,939,782

		2,912,608

Auto Components - 1.4%
Jason, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.83% (B), 06/30/2021	3,907,985	3,517,187
K&N Engineering, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.98% (B), 10/19/2023	2,233,053	2,199,557
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (B), 03/20/2025	1,535,785	1,507,949
Delayed Draw Term Loan,
1-Month LIBOR + 3.25%, 2.00% (B), 03/20/2025	43,970	43,173
Panther BF Aggregator 2, LP
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (B), 04/30/2026	550,000	549,656

		7,817,522

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Automobiles - 0.3%
Thor Industries, Inc.
Term Loan B,
Prime Rate + 2.75%, 6.19% (B), 02/01/2026	$ 757,074	$ 747,611
Wand NewCo 3, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.86% (B), 02/05/2026	1,136,666	1,143,771

		1,891,382

Beverages - 0.2%
Blue Ribbon LLC
Term Loan,
1-Month LIBOR + 4.00%, 6.39% (B), 11/13/2021	1,484,234	1,320,969

Biotechnology - 0.2%
Curium BidCo SARL
Term Loan B,
1-Week LIBOR + 4.00%, 6.37% (B), 07/09/2026	1,000,000	1,006,250

Building Products - 1.3%
Anvil International LLC
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 7.33% (B), 05/28/2026	1,300,000	1,274,000
Builders FirstSource, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.33% (B), 02/29/2024	673,446	671,903
NCI Building Systems, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 6.12% (B), 04/12/2025	3,465,000	3,378,375
Tamko Building Products, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (B), 04/23/2026	150,000	150,563
3-Month LIBOR + 3.25%, 5.58% (B), 04/23/2026	750,000	752,812
VT Topco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.08% (B), 08/01/2025	933,472	931,138

		7,158,791

Capital Markets - 2.6%
Blackstone CQP Holdco, LP
Term Loan B,
3-Month LIBOR + 3.50%, 5.89% (B), 09/30/2024	1,150,000	1,154,313
Blucora, Inc.
Term Loan B,
2-Month LIBOR + 3.00%, 5.26% (B), 05/22/2024	530,125	530,125
CRCI Longhorn Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.87% (B), 08/08/2025	1,588,000	1,566,165
Crown Finance, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 4.48% (B), 02/28/2025	1,645,203	1,638,211

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets (continued)
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (B), 02/13/2025	$ 2,718,156	$ 2,647,653
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (B), 07/03/2024	3,450,169	3,458,794
RPI Finance Trust
Term Loan B6,
1-Month LIBOR + 2.00%, 4.23% (B), 03/27/2023	467,879	470,364
SIWF Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.52% (B), 06/15/2025	2,499,750	2,487,251
Victory Capital Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.57% (B), 07/01/2026	743,182	744,575

		14,697,451

Chemicals - 2.5%
DuBois Chemicals, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (B), 03/15/2024	2,299,698	2,259,454
Encapsys LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 11/07/2024	1,754,420	1,756,613
Hexion, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 5.82% (B), 06/25/2026	1,500,000	1,498,125
Minerals Technologies, Inc.
Term Loan,
4.75%, 05/09/2021 (H)	947,467	940,361
Term Loan B,
1-Month LIBOR + 2.25%, 4.52% (B), 02/14/2024	84,013	84,328
1-Month LIBOR + 2.25%, 4.57% (B), 02/14/2024	4,876	4,894
3-Month LIBOR + 2.25%, 4.60% (B), 02/14/2024	19,504	19,577
1-Month LIBOR + 2.25%, 4.66% (B), 02/14/2024	3,901	3,915
Polymer Process Holdings, Inc.
Term Loan,
1-Month LIBOR + 6.00%, 8.38% (B), 05/01/2026	900,000	882,000
Trinseo Materials Operating SCA
Term Loan,
1-Month LIBOR + 2.00%, 4.23% (B), 09/06/2024	589,500	583,789
Tronox Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (B), 09/23/2024	545,607	541,401
3-Month LIBOR + 3.00%, 5.33% (B), 09/23/2024	348,837	346,148
US Salt LLC
Term Loan B,
1-Month LIBOR + 4.75%, 6.98% (B), 01/16/2026	1,496,250	1,503,731

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
VAC Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 6.33% (B), 03/08/2025	$ 1,135,625	$ 1,132,786
Venator Materials Corp.
Term Loan B,
3-Month LIBOR + 3.00%, 5.52% (B), 08/08/2024	2,218,049	2,187,551

		13,744,673

Commercial Services & Supplies - 5.9%
Advanced Disposal Services, Inc.
Term Loan B3,
1-Week LIBOR + 2.25%, 4.60% (B), 11/10/2023	3,631,761	3,637,572
Aramark Services, Inc.
Term Loan B2,
3-Month LIBOR + 1.75%, 4.08% (B), 03/28/2024	323,726	323,625
Term Loan B3,
3-Month LIBOR + 1.75%, 4.08% (B), 03/11/2025	466,331	466,331
Asurion LLC
Term Loan B4,
1-Month LIBOR + 3.00%, 5.23% (B), 08/04/2022	1,057,171	1,059,373
Term Loan B6,
1-Month LIBOR + 3.00%, 5.23% (B), 11/03/2023	2,389,835	2,394,316
BIFM CA Buyer, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 6.27% (B), 06/01/2026	1,000,000	997,500
Ensemble RCM LLC
Term Loan,
TBD, 07/22/2026 (I) (J)	610,000	610,000
EWT Holdings III Corp.
Repriced Term Loan,
1-Month LIBOR + 3.00%, 5.23% (B), 12/20/2024	3,259,685	3,255,610
Garda World Security Corp.
Term Loan,
3-Month LIBOR + 3.50%, 6.02% (B), 05/24/2024	3,108,723	3,111,639
GFL Environmental, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (B), 05/30/2025	4,954,681	4,909,262
Gopher Resource LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (B), 03/06/2025	967,896	963,056
Prime Security Services Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (B), 05/02/2022	1,683,734	1,680,788
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.27% (B), 11/14/2022	4,387,763	4,327,431

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Technimark LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.98% (B), 08/06/2025	$ 1,393,000	$ 1,379,070
TruGreen, LP
Term Loan,
1-Month LIBOR + 3.75%, 5.98% (B), 03/19/2026	3,919,283	3,929,082

		33,044,655

Communications Equipment - 0.8%
Sabre Industries, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 6.81% (B), 04/15/2026	1,895,250	1,911,833
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.83% (B), 11/01/2024	2,611,855	2,376,788

		4,288,621

Construction & Engineering - 1.6%
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 5.82% (B), 12/19/2021	3,280,778	3,293,081
Term Loan C,
3-Month LIBOR + 3.50%, 5.83% (B), 12/19/2021	120,590	121,041
McDermott Technology Americas, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.00%, 7.23% (B), 05/09/2025	2,468,750	2,353,541
PSC Industrial Holdings Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.08% (B), 10/03/2024	2,959,937	2,937,738

		8,705,401

Construction Materials - 0.6%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (B), 10/25/2023	3,661,582	3,399,779

Containers & Packaging - 4.1%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (B), 12/07/2023	124,301	110,939
1-Month LIBOR + 2.75%, 5.11% (B), 12/07/2023	2,205,556	1,968,458
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 10.11% (B), 12/07/2024	1,945,000	1,400,400
Ball Metalpack LLC
1st Lien Term Loan B,
3-Month LIBOR + 4.50%, 7.02% (B), 07/24/2025	1,200,387	1,167,377
2nd Lien Term Loan B,
1-Month LIBOR + 8.75%, 11.27% (B), 07/24/2026	1,000,000	962,500

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Berry Global, Inc.
Term Loan R,
1-Month LIBOR + 2.25%, 4.63% (B), 01/19/2024	$ 1,264,013	$ 1,259,536
Term Loan U,
3-Month LIBOR + 2.50%, 4.90% (B), 07/01/2026	1,000,000	998,500
Consolidated Container Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (B), 05/22/2024	255,218	252,560
Flex Acquisition Co., Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.32% (B), 12/29/2023	2,481,408	2,366,199
Term Loan,
3-Month LIBOR + 3.25%, 5.57% (B), 06/29/2025	276,341	264,827
Liqui-Box Holdings, Inc.
Term Loan B,
TBD, 05/21/2026 (I) (J)	1,750,000	1,730,312
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.33% (B), 06/30/2023	3,406,514	3,397,998
Plastipak Packaging, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.74% (B), 10/14/2024	2,930,064	2,917,611
Pregis Corp.
Term Loan,
TBD, 07/23/2026 (I) (J)	650,000	649,187
Printpack Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 5.25% (B), 07/26/2023	2,262,996	2,246,024
Proampac PG Borrower LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.76% (B), 11/18/2023	268,765	262,466
1-Month LIBOR + 3.50%, 5.77% (B), 11/18/2023	597,256	583,258
3-Month LIBOR + 3.50%, 6.02% (B), 11/18/2023	357,578	349,197
3-Month LIBOR + 3.50%, 6.07% (B), 11/18/2023	410,626	401,001

		23,288,350

Diversified Consumer Services - 2.0%
Belfor Holdings, Inc.
1-Month LIBOR + 4.00%, 6.23% (B), 04/06/2026	500,000	505,000
Diamond Sports Group LLC
Term Loan,
TBD, 07/17/2026 (I) (J)	1,000,000	1,000,625
Mister Car Wash Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.83% (B), 05/14/2026	583,333	581,874
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 7.75% (B), 05/01/2025	2,668,149	2,662,591

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services (continued)
ServiceMaster Co.
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (B), 11/08/2023	$ 142,247	$ 142,040
ServPro Borrower LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (B), 03/26/2026	1,246,875	1,245,316
USS Ultimate Holdings, Inc.
1st Lien Term Loan,
6-Month LIBOR + 3.75%, 5.95% (B), 08/25/2024	2,359,754	2,353,855
3-Month LIBOR + 3.75%, 6.08% (B), 08/25/2024	6,020	6,005
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.99% (B), 05/18/2025	2,509,602	2,441,635

		10,938,941

Diversified Financial Services - 0.7%
BCP Raptor II LLC
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.98% (B), 11/03/2025	440,000	409,200
Compass Group Diversified Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (B), 04/17/2025	601,504	602,443
Messer Industries GmbH
Term Loan,
3-Month LIBOR + 2.50%, 4.83% (B), 03/01/2026	249,375	248,232
NBG Acquisition, Inc.
Term Loan,
3-Month LIBOR + 5.50%, 7.83% (B), 04/26/2024	1,772,070	1,687,896
Russell Investments Institutional Holdco, Inc.
Term Loan B,
TBD, 06/01/2023 (I) (J)	500,000	495,625
WG Partners Acquisition LLC
Term Loan B,
3-Month LIBOR + 3.50%, 5.83% (B), 11/15/2023	352,463	350,260

		3,793,656

Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.
Term Loan A,
1-Month LIBOR + 2.75%, 4.98% (B), 11/01/2022	474,359	473,914
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 01/31/2025	2,955,000	2,934,315
Global Tel*Link Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.48% (B), 11/29/2025	2,600,922	2,459,497
Hargray Communications Group, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 05/16/2024	1,455,152	1,451,816
Virgin Media Bristol LLC
Term Loan K,
1-Month LIBOR + 2.50%, 4.83% (B), 01/15/2026	3,000,000	3,006,249

		10,325,791

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities - 0.2%
Vistra Operations Co. LLC
3-Month LIBOR + 2.00%, 4.33% (B), 12/31/2025	$ 37,179	$ 37,225
1st Lien Term Loan B3,
1-Month LIBOR + 2.00%, 4.23% (B), 12/31/2025	651,544	652,359
1-Month LIBOR + 2.00%, 4.31% (B), 12/31/2025	465,421	466,003

		1,155,587

Electrical Equipment - 1.9%
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 5.07% (B), 12/22/2023	2,257,473	2,263,117
C&D Technologies, Inc.
Term Loan B,
1-Month LIBOR + 5.75%, 7.98% (B), 12/20/2025	2,052,438	1,944,685
Electrical Components International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.58% (B), 06/26/2025	2,727,475	2,645,651
Global Appliance, Inc.
Term Loan A,
1-Month LIBOR + 3.25%, 5.49% (B), 09/29/2022	465,511	458,528
Term Loan B,
1-Month LIBOR + 4.00%, 6.24% (B), 09/29/2024	2,851,269	2,837,013
VC GB Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.23% (B), 02/28/2024	670,401	658,669

		10,807,663

Electronic Equipment, Instruments & Components - 2.0%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (B), 09/30/2024	1,445,109	1,343,951
Electro Rent Corp.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 7.28% (B), 01/31/2024	2,825,162	2,832,225
3-Month LIBOR + 5.00%, 7.29% (B), 01/31/2024	7,263	7,281
GrafTech Finance, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (B), 02/12/2025	1,838,889	1,806,708
II-VI, Inc.
Term Loan B,
TBD, 05/08/2026 (I) (J)	1,300,000	1,294,312
Radio Systems Corp.
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (B), 05/02/2024	2,937,494	2,904,447
Verra Mobility Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.98% (B), 02/28/2025	978,807	982,069

		11,170,993

	Principal	Value
LOAN ASSIGNMENTS (continued)
Entertainment - 0.4%
AMC Entertainment Holdings, Inc.
Term Loan B,
6-Month LIBOR + 3.00%, 5.23% (B), 04/22/2026	$ 2,493,750	$ 2,495,309

Equity Real Estate Investment Trusts - 1.3%
iStar, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.05% (B), 06/28/2023	1,298,397	1,299,208
1-Month LIBOR + 2.75%, 5.13% (B), 06/28/2023	1,272,429	1,273,224
MGM Growth Properties Operating Partnership, LP
Term Loan A,
1-Month LIBOR + 1.75%, 3.98% (B), 06/14/2023	3,500,000	3,473,750
Term Loan B,
1-Month LIBOR + 2.00%, 4.23% (B), 03/21/2025	488,636	488,270
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.27% (B), 12/20/2024	715,909	714,567

		7,249,019

Food & Staples Retailing - 2.3%
Albertsons LLC
Term Loan B6,
1-Month LIBOR + 3.00%, 5.23% (B), 06/22/2023	2,674,600	2,677,943
Term Loan B7,
1-Month LIBOR + 3.00%, 5.23% (B), 11/17/2025	1,492,500	1,493,900
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.08% (B), 02/03/2024	955,007	956,334
Chef’s Warehouse Leasing Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 06/22/2022	1,219,021	1,219,021
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.48% (B), 07/29/2023	4,260,340	3,915,964
Hostess Brands LLC
Repriced Term Loan,
1-Month LIBOR + 2.25%, 4.48% (B), 08/03/2022	751,652	749,930
3-Month LIBOR + 2.25%, 4.51% (B), 08/03/2022	1,444,104	1,440,794
2-Month LIBOR + 2.25%, 4.51% (B), 08/03/2022	6,225	6,210
2-Month LIBOR + 2.25%, 4.60% (B), 08/03/2022	250,551	249,976
Sage Borrowco LLC
Term Loan B,
3-Month LIBOR + 4.75%, 7.13% (B), 06/22/2026	300,000	300,375

		13,010,447

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products - 3.0%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.11% (B), 10/01/2025	$ 373,125	$ 374,291
CSM Bakery Solutions LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.29% (B), 07/03/2020	3,412,312	3,236,008
Del Monte Foods, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.77% (B), 02/18/2021	1,946,747	1,517,246
Prime Rate + 2.25%, 7.75% (B), 02/18/2021	5,150	4,014
Dole Food Co., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 04/06/2024	812,978	804,848
1-Month LIBOR + 2.75%, 5.02% (B), 04/06/2024	1,632,730	1,616,403
Kettle Cuisine LLC
Term Loan,
3-Month LIBOR + 3.75%, 6.02% (B), 08/22/2025	1,240,625	1,225,117
Nomad Foods Midco, Ltd.
Term Loan B4,
1-Month LIBOR + 2.25%, 4.58% (B), 05/15/2024	2,441,134	2,435,032
Post Holdings, Inc.
Series A, Term Loan,
3-Month LIBOR + 2.00%, 4.27% (B), 05/24/2024	2,681,514	2,678,642
Shearer’s Foods, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 6.48% (B), 06/30/2021	2,994,945	2,981,842
Prime Rate + 3.25%, 8.75% (B), 06/30/2021	23,491	23,389

		16,896,832

Health Care Equipment & Supplies - 3.1%
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (B), 09/01/2024	2,062,098	2,022,574
Carestream Health, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.75%, 7.98% (B), 02/28/2021	3,983,104	3,818,801
2nd Lien Term Loan,
1-Month LIBOR + 9.50%, 11.73% (B), 06/07/2021	1,010,000	949,400
CPI Holdco LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 03/21/2024	3,873,509	3,863,826
DentalCorp Perfect Smile ULC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.98% (B), 06/06/2025	988,613	976,255
Mallinckrodt International Finance SA
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (B), 09/24/2024	1,562,857	1,323,219
3-Month LIBOR + 3.00%, 5.53% (B), 02/24/2025	674,351	574,041

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics SA
Term Loan B,
3-Month LIBOR + 3.25%, 5.56% (B), 06/30/2025	$ 1,997,390	$ 1,939,965
YI LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.33% (B), 11/07/2024	2,082,636	2,061,810

		17,529,891

Health Care Providers & Services - 3.2%
AHP Health Partners, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 6.73% (B), 06/30/2025	2,673,000	2,675,005
DuPage Medical Group, Ltd.
Term Loan,
1-Month LIBOR + 2.75%, 4.98% (B), 08/15/2024	993,550	967,884
HCA, Inc.
Term Loan B10,
3-Month LIBOR + 2.00%, 4.33% (B), 03/13/2025	373,403	374,670
Term Loan B11,
3-Month LIBOR + 1.75%, 4.08% (B), 03/17/2023	614,097	614,941
Heartland Dental LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.98% (B), 04/30/2025	2,906,850	2,796,026
Pearl Intermediate Parent LLC
TBD, 02/14/2025 (I) (J)	650,841	628,062
Quorum Health Corp.
Term Loan B,
3-Month LIBOR + 6.75%, 9.01% (B), 04/29/2022	3,996,979	3,947,017
RadNet, Inc.
Repriced Term Loan,
3-Month LIBOR + 3.50%, 5.83% (B), 06/30/2023	1,264,003	1,257,683
Prime Rate + 2.50%, 8.00% (B), 06/30/2023	18,588	18,495
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
Prime Rate + 3.50%, 6.77% (B), 11/17/2025	995,000	999,042
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (B), 06/27/2025	987,519	982,581
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (B), 02/06/2024	1,857,250	1,627,415
WP CityMD Bidco LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 06/07/2024	1,128,072	1,127,602

		18,016,423

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Technology - 0.1%
Change Healthcare Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (B), 03/01/2024	$ 493,184	$ 491,720
1-Month LIBOR + 2.75%, 4.73% (B), 03/01/2024	273,542	272,730

		764,450

Hotels, Restaurants & Leisure - 5.7%
Affinity Gaming LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.48% (B), 07/01/2023	1,833,938	1,768,604
Aimbridge Acquisition Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 6.14% (B), 02/02/2026	748,125	750,930
Boyd Gaming Corp.
Term Loan A,
1-Week LIBOR + 2.25%, 4.62% (B), 09/15/2021	290,682	288,502
Term Loan B3,
1-Week LIBOR + 2.25%, 4.62% (B), 09/15/2023	1,275,402	1,274,947
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 12/22/2024	2,955,000	2,927,912
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (B), 09/18/2024	2,458,536	2,260,624
Eldorado Resorts LLC
Term Loan B,
3-Month LIBOR + 2.25%, 4.56% (B), 04/17/2024	798,000	795,672
1-Month LIBOR + 2.25%, 4.56% (B), 04/17/2024	895,500	892,888
3-Month LIBOR + 2.25%, 4.69% (B), 04/17/2024	220,000	219,358
Flynn Restaurant Group, LP
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 06/27/2025	1,091,729	1,051,699
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 4.02% (B), 06/22/2026	1,341,361	1,345,133
IRB Holding Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.55% (B), 02/05/2025	1,970,000	1,959,165
3-Month LIBOR + 3.25%, 5.56% (B), 02/05/2025	5,000	4,973
NEP/NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (B), 10/20/2025	2,985,000	2,982,015
NPC International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 04/19/2024	1,456,353	1,164,354
3-Month LIBOR + 3.50%, 5.82% (B), 04/19/2024	1,011,479	808,678
Penn National Gaming, Inc.
Term Loan A,
1-Month LIBOR + 2.00%, 4.23% (B), 10/19/2023	2,254,688	2,243,414

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 4.98% (B), 08/14/2024	$ 2,211,370	$ 2,198,931
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 5.23% (B), 03/31/2024	3,014,205	3,014,205
Station Casinos LLC
Term Loan A3,
1-Month LIBOR + 2.00%, 4.24% (B), 06/08/2022	973,333	964,411
Term Loan B,
1-Month LIBOR + 2.50%, 4.74% (B), 06/08/2023	1,495,772	1,495,508
Twin River Worldwide Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 05/02/2026	1,150,000	1,145,687
United PF Holdings LLC
Term Loan,
1-Month LIBOR + 4.50%, 6.83% (B), 06/10/2026	659,722	660,547

		32,218,157

Household Durables - 3.4%
American Bath Group LLC
Term Loan B,
3-Month LIBOR + 4.25%, 6.58% (B), 09/30/2023	2,606,907	2,597,131
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 6.00%, 8.33% (B), 12/31/2023	829,634	746,670
Hoffmaster Group, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.33% (B), 11/21/2023	4,996,940	4,996,940
2nd Lien Term Loan,
3-Month LIBOR + 9.50%, 11.83% (B), 11/21/2024	900,000	886,500
Janus International Group LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.23% (B), 02/12/2025	988,119	973,297
Libbey Glass, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.37% (B), 04/09/2021	2,245,346	1,728,916
Lifetime Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (B), 02/28/2025	3,703,125	3,684,610
WKI Holding Co., Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.32% (B), 05/01/2024	3,434,949	3,422,068

		19,036,132

Household Products - 0.8%
KIK Custom Products, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 6.26% (B), 05/15/2023	4,633,089	4,357,999

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers - 0.8%
Calpine Construction Finance Co., LP
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (B), 01/15/2025	$ 1,971,234	$ 1,966,307
Calpine Corp.
Term Loan B9,
3-Month LIBOR + 2.75%, 5.08% (B), 04/05/2026	2,000,000	2,000,358
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 6.49% (B), 12/09/2021	407,325	356,409

		4,323,074

Interactive Media & Services - 0.1%
Ancestry.com Operations, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.49% (B), 10/19/2023	632,125	630,545

Internet & Direct Marketing Retail - 0.4%
Shutterfly, Inc.
Delayed Draw Term Loan B,
1-Month LIBOR + 2.50%, 4.81% (B), 08/17/2024	1,393,621	1,391,445
Term Loan B2,
1-Month LIBOR + 2.50%, 4.74% (B), 08/17/2024	813,656	814,063

		2,205,508

IT Services - 2.0%
Flexential Intermediate Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.83% (B), 08/01/2024	884,250	810,857
Go Daddy Operating Co. LLC
Repriced Term Loan,
1-Month LIBOR + 2.00%, 4.23% (B), 02/15/2024	1,486,371	1,488,927
Moneygram International, Inc.
Term Loan B,
3-Month LIBOR + 6.00%, 8.33% (B), 05/22/2023	1,445,322	1,420,751
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.58% (B), 11/03/2023	2,710,416	2,511,975
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.23% (B), 05/01/2024	1,431,594	1,433,384
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.23% (B), 12/19/2023	1,410,394	1,325,770
Prime Rate + 3.00%, 8.50% (B), 12/19/2023	242	228
Xerox Business Services LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (B), 12/07/2023	2,430,844	2,382,227

		11,374,119

	Principal	Value
LOAN ASSIGNMENTS (continued)
Leisure Products - 1.4%
Bombardier Recreational Products, Inc.
Term Loan B2,
3-Month LIBOR + 2.50%, 4.76% (B), 05/23/2025	$ 500,000	$ 493,750
Callaway Golf Co.
Term Loan B,
1-Month LIBOR + 4.50%, 6.86% (B), 01/02/2026	935,000	944,350
Playpower, Inc.
Term Loan,
1-Month LIBOR + 5.50%, 7.76% (B), 05/08/2026	900,000	902,250
Pure Fishing, Inc.
Term Loan,
3-Month LIBOR + 4.50%, 6.83% (B), 11/30/2025	2,992,500	2,811,080
Recess Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 6.08% (B), 09/29/2024	2,945,728	2,916,270

		8,067,700

Life Sciences Tools & Services - 0.1%
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 09/27/2024	701,792	676,645

Machinery - 4.0%
Columbus McKinnon Corp.
Term Loan B,
3-Month LIBOR + 2.50%, 4.83% (B), 01/31/2024	1,388,228	1,393,434
Cortes NP Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 6.33% (B), 11/30/2023	3,381,853	3,212,760
Gardner Denver, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 07/30/2024	1,460,561	1,463,284
Harsco Corp.
Term Loan B1,
1-Month LIBOR + 2.25%, 4.50% (B), 12/06/2024	95,408	95,526
Justrite Safety Group
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.73% (B), 06/28/2026	891,304	885,734
Milacron LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (B), 09/28/2023	3,999,798	3,994,798
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 03/20/2025	2,468,750	2,462,578
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 9.98% (B), 03/20/2026	2,500,000	2,375,000
Rexnord LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.23% (B), 08/21/2024	2,626,130	2,633,927

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Terex Corp.
Term Loan B,
2-Month LIBOR + 2.00%, 4.35% (B), 01/31/2024	$ 1,696,272	$ 1,691,502
Term Loan B1,
2-Month LIBOR + 2.75%, 5.10% (B), 01/31/2024	748,125	748,358
Welbilt, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (B), 10/23/2025	1,250,000	1,238,541

		22,195,442

Media - 4.8%
A-L Parent LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.49% (B), 12/01/2023	2,130,128	2,134,122
Altice SA
Term Loan B12,
1-Month LIBOR + 3.69%, 6.01% (B), 01/31/2026	1,481,174	1,464,511
Charter Communications Operating LLC
Term Loan B,
3-Month LIBOR + 2.00%, 4.33% (B), 04/30/2025	1,970,000	1,973,940
Cogeco Communications II, LP
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.48% (B), 01/03/2025	1,975,038	1,964,339
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.58% (B), 07/17/2025	1,949,502	1,930,820
Term Loan B,
1-Month LIBOR + 2.50%, 4.83% (B), 01/25/2026	987,500	978,613
Gray Television, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.58% (B), 02/07/2024	750,000	748,928
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.83% (B), 01/07/2022	2,597,959	2,574,143
MCC LLC
Term Loan M,
1-Week LIBOR + 2.00%, 4.35% (B), 01/15/2025	1,965,000	1,974,825
Mediacom LLC
Term Loan N,
1-Week LIBOR + 1.75%, 4.10% (B), 02/15/2024	490,047	490,353
Meredith Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 01/31/2025	1,620,380	1,624,431
NASCAR Holdings, Inc.
Term Loan B,
TBD, 07/26/2026 (I) (J)	375,000	376,563
Nexstar Broadcasting, Inc.
Term Loan B4,
TBD, 06/19/2026 (I) (J)	2,000,000	1,996,250
PSAV Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.58% (B), 03/01/2025	1,198,068	1,168,117

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
PSAV Holdings LLC (continued)
3-Month LIBOR + 3.25%, 5.58% (B), 03/01/2025	$ 73,260	$ 71,428
1-Month LIBOR + 3.25%, 5.65% (B), 03/01/2025	1,192,459	1,162,648
2nd Lien Term Loan,
3-Month LIBOR + 7.25%, 9.83% (B), 09/01/2025	1,700,000	1,615,000
Quincy Newspapers, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.24% (B), 10/13/2022	765,159	759,099
Prime Rate + 2.00%, 7.50% (B), 10/13/2022	17,477	17,339
Sinclair Television Group, Inc.
Term Loan B,
TBD, 07/17/2026 (I) (J)	500,000	500,312
Term Loan B2,
1-Month LIBOR + 2.25%, 4.49% (B), 01/03/2024	1,177,424	1,174,480

		26,700,261

Multi-Utilities - 0.4%
Solenis Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.77% (B), 06/26/2025	2,506,570	2,458,409

Oil, Gas & Consumable Fuels - 3.2%
BCP Raptor LLC
Term Loan B,
1-Month LIBOR + 4.25%, 6.48% (B), 06/24/2024	1,263,715	1,198,317
California Resources Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.99% (B), 12/31/2022	3,285,000	3,134,439
Citgo Petroleum Corp.
Term Loan B,
3-Month LIBOR + 4.50%, 6.82% (B), 07/29/2021	2,874,252	2,874,252
EG Group, Ltd.
Term Loan B,
3-Month LIBOR + 4.00%, 6.33% (B), 02/07/2025	1,977,475	1,953,992
Fieldwood Energy LLC
1st Lien Term Loan,
3-Month LIBOR + 5.25%, 7.51% (B), 04/11/2022	2,100,000	1,929,375
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (B), 10/30/2024	1,132,750	1,118,591
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 6.08% (B), 03/01/2025	1,578,409	1,570,517
PowerTeam Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.58% (B), 03/06/2025	1,652,893	1,549,587
Prairie ECI Acquiror, LP
Term Loan B,
3-Month LIBOR + 4.75%, 7.08% (B), 03/11/2026	2,275	2,280

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Southeast PowerGen LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.74% (B), 12/02/2021	$ 465,185	$ 444,252
Ultra Resources, Inc.
1st Lien Term Loan,
PIK Rate 0.25%, Cash Rate 6.02%, 04/12/2024 (P)	1,372,746	1,027,271
3-Month LIBOR + 3.75%, 6.02% (B), 04/12/2024	1,372,746	1,027,271

		17,830,144

Paper & Forest Products - 0.6%
Clearwater Paper Corp.
Term Loan B,
TBD, 07/24/2026 (I) (J)	620,000	623,100
Dunn Paper, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.99% (B), 08/31/2022	2,315,544	2,292,388
3-Month LIBOR + 4.75%, 7.27% (B), 08/31/2022	609,956	603,856

		3,519,344

Personal Products - 0.6%
Knowlton Development Corp., Inc.
Term Loan,
1-Month LIBOR + 4.25%, 6.48% (B), 12/11/2025	995,000	998,731
Revlon Consumer Products Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 6.02% (B), 09/07/2023	2,903,750	2,413,742

		3,412,473

Pharmaceuticals - 1.0%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 7.00%, 9.25% (B), 04/16/2021	1,888,095	1,732,327
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 09/26/2024	982,500	925,269
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.75% (B), 05/04/2025	989,769	908,113
Bausch Health Companies, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.38% (B), 06/02/2025	453,601	454,168
Endo Finance Co. I SARL
Term Loan B,
3-Month LIBOR + 4.25%, 6.50% (B), 04/29/2024	1,764,000	1,595,538

		5,615,415

Professional Services - 0.5%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.58% (B), 07/23/2021	1,471,728	1,359,509

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services (continued)
Advantage Sales & Marketing, Inc. (continued)
Term Loan B2,
3-Month LIBOR + 3.25%, 5.58% (B), 07/25/2021	$ 492,462	$ 454,912
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (B), 05/09/2024	951,682	952,665

		2,767,086

Real Estate Management & Development - 2.4%
Brookfield WEC Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 08/01/2025	1,741,250	1,748,506
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.48% (B), 04/18/2024	1,951,301	1,952,764
DTZ Borrower LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (B), 08/21/2025	3,473,750	3,483,883
RE/MAX International, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 12/15/2023	2,460,958	2,442,501
Realogy Group LLC
Term Loan A,
1-Month LIBOR + 2.25%, 4.52% (B), 02/01/2023	968,750	942,109
Trico Group LLC
Term Loan,
3-Month LIBOR + 7.00%, 9.33% (B), 02/02/2024	2,912,801	2,789,007

		13,358,770

Road & Rail - 0.5%
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 2.00%, 4.56% (B), 02/09/2023	1,422,794	1,422,794
SIRVA Worldwide, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.50%, 7.73% (B), 08/04/2025	948,276	915,086
3-Month LIBOR + 5.50%, 7.76% (B), 08/04/2025	248,276	239,586
3-Month LIBOR + 5.50%, 7.83% (B), 08/04/2025	32,974	31,820
3-Month LIBOR + 5.50%, 8.02% (B), 08/04/2025	251,724	242,914

		2,852,200

Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.24% (B), 05/29/2025	574,892	574,352

Software - 4.6%
Almonde, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (B), 06/13/2024	3,267,412	3,203,698

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.58% (B), 12/15/2024	$ 4,432,500	$ 4,263,511
Ceridian HCM Holding, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (B), 04/30/2025	1,240,625	1,245,795
Infor, Inc.
Term Loan B6,
3-Month LIBOR + 2.75%, 5.08% (B), 02/01/2022	1,366,288	1,367,996
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 4.48% (B), 11/19/2021	3,920,899	3,898,029
Term Loan B3,
1-Month LIBOR + 2.50%, 4.73% (B), 06/21/2024	184,981	183,478
Quest Software Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 6.51% (B), 05/16/2025	1,845,205	1,815,795
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.73% (B), 06/21/2024	1,249,221	1,239,071
Solera LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (B), 03/03/2023	1,892,717	1,884,673
SS&C Technologies Holdings SARL
Term Loan B4,
1-Month LIBOR + 2.25%, 4.48% (B), 04/16/2025	1,404,417	1,403,100
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.48% (B), 04/16/2025	2,062,780	2,060,845
Term Loan B5,
1-Month LIBOR + 2.25%, 4.48% (B), 04/16/2025	1,538,226	1,537,264
Ultimate Software Group, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 6.08% (B), 05/04/2026	1,250,000	1,258,985
Wall Street Systems, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.65% (B), 11/21/2024	600,000	583,500

		25,945,740

Specialty Retail - 1.4%
Apro LLC
Term Loan B,
2-Month LIBOR + 4.00%, 6.30% (B), 08/08/2024	665,164	663,501
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 7.23% (B), 09/25/2024	1,845,873	1,744,350
Men’s Wearhouse, Inc.
Term Loan B2,
1-Month LIBOR + 3.25%, 5.65% (B), 04/09/2025	977,167	855,021

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
PetSmart, Inc.
Term Loan,
1-Month LIBOR + 4.00%, 6.38% (B), 03/11/2022	$ 1,515,927	$ 1,487,977
Staples, Inc.
Term Loan B2,
1-Month LIBOR + 4.50%, 6.83% (B), 09/12/2024	1,800,000	1,773,000
Wink Holdco, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (B), 12/02/2024	493,734	485,711
2nd Lien Term Loan B,
1-Month LIBOR + 6.75%, 8.99% (B), 11/03/2025	1,050,000	1,042,781

		8,052,341

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.24% (B), 09/07/2023	895,216	897,454
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.13% (B), 11/06/2023	1,651,594	1,556,627

		2,454,081

Textiles, Apparel & Luxury Goods - 0.8%
Augusta Sportswear Group, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 6.73% (B), 10/26/2023 (J)	1,581,567	1,559,820
1-Month LIBOR + 4.50%, 6.77% (B), 10/26/2023	206,891	204,046
Kontoor Brands, Inc.
Term Loan B,
3-Month LIBOR + 4.25%, 6.80% (B), 05/15/2026	675,000	678,375
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (B), 12/15/2024	1,951,417	1,918,082

		4,360,323

Trading Companies & Distributors - 0.9%
LBM Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.98% (B), 08/20/2022	1,440,495	1,440,495
Utility One Source LP
Term Loan B,
3-Month LIBOR + 5.50%, 7.83% (B), 04/18/2023	1,167,728	1,173,567
Wesco Aircraft Hardware Corp.
Term Loan A,
1-Month LIBOR + 3.00%, 5.24% (B), 11/30/2020	1,746,835	1,731,551
Term Loan B,
1-Month LIBOR + 2.50%, 4.74% (B), 02/28/2021	414,697	410,550

		4,756,163

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Wireless Telecommunication Services - 0.8%
Digicel International Finance, Ltd.
Term Loan B,
3-Month LIBOR + 3.25%, 5.78% (B), 05/28/2024	$ 2,358,624	$ 2,013,676
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.75% (B), 02/02/2024	2,507,398	2,499,041

		4,512,717

Total Loan Assignments (Cost $497,751,551)		486,854,654

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0% (K)
Valitas Holdings, Inc. (E)	21,887	10,943

Household Durables - 0.1%
API Heat Transfer Intermediate Corp.	889,572	257,976

Software - 0.0% (K)
Avaya Holdings Corp. (L)	66	795

Total Common Stocks (Cost $317,493)		269,714

PREFERRED STOCK - 0.0% (K)
Household Durables - 0.0% (K)
API Heat Transfer Intermediate Corp.,
0.00%	193,641	151,040

Total Preferred Stock (Cost $193,641)		151,040

EXCHANGE-TRADED FUNDS - 0.6%
U.S. Equity Fund - 0.3%
Invesco Senior Loan ETF (C)	89,000	2,030,980

U.S. Fixed Income Fund - 0.3%
SPDR Blackstone / GSO Senior Loan ETF (C)	34,000	1,579,980

Total Exchange-Traded Funds (Cost $3,596,220)		3,610,960

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (M)	5,461,437	5,461,437

Total Other Investment Company (Cost $5,461,437)		5,461,437

Principal	Value
REPURCHASE AGREEMENT - 5.2%

Fixed Income Clearing Corp., 1.45% (M), dated 07/31/2019, to be repurchased at $28,956,226 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $29,535,521.

$ 28,955,060	$ 28,955,060

Total Repurchase Agreement (Cost $28,955,060)	28,955,060

Total Investments (Cost $587,035,786)	576,386,982
Net Other Assets (Liabilities) - (2.6)%	(14,507,968)

Net Assets - 100.0%	$ 561,879,014

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$51,084,117	$0	$51,084,117
Loan Assignments	—	486,854,654	—	486,854,654
Common Stocks	795	257,976	10,943	269,714
Preferred Stock	—	151,040	—	151,040
Exchange-Traded Funds	3,610,960	—	—	3,610,960
Other Investment Company	5,461,437	—	—	5,461,437
Repurchase Agreement	—	28,955,060	—	28,955,060

Total Investments	$9,073,192	$567,302,847	$10,943	$576,386,982

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $38,633,565, representing 6.9% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,336,071. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rounds to less than $1 or $(1).
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2019, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(G)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(H)	Fixed rate loan commitment at July 31, 2019.
(I)	All or a portion of the security represents unsettled loan commitments at July 31, 2019 where the rate will be determined at time of settlement.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Non-income producing security.
(M)	Rates disclosed reflect the yields at July 31, 2019.
(N)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.
(P)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
PIK	Payment in-kind
Prime Rate	Interest rate charged by banks to their most credit worthy customers.
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Australia - 0.7%
Treasury Wine Estates, Ltd. (A)	62,234	$ 748,299

Canada - 1.0%
Intact Financial Corp.	11,966	1,115,364

China - 3.7%
BeiGene, Ltd., ADR (B)	4,537	623,112
Shenzhou International Group Holdings, Ltd.	80,800	1,112,400
Tencent Holdings, Ltd.	48,600	2,264,418

		3,999,930

France - 6.6%
Airbus SE	15,890	2,246,224
Cie de Saint-Gobain	26,577	1,018,128
Safran SA	9,433	1,354,210
TOTAL SA	49,138	2,546,831

		7,165,393

Germany - 5.4%
Continental AG	7,862	1,077,915
HeidelbergCement AG	22,937	1,656,451
KION Group AG	13,452	717,017
Vonovia SE	47,797	2,333,655

		5,785,038

India - 0.9%
ICICI Bank, Ltd., ADR	80,496	982,856

Indonesia - 0.9%
Bank Rakyat Indonesia Persero Tbk PT	3,095,000	980,737

Ireland - 1.9%
Medtronic PLC	20,182	2,057,353

Japan - 9.2%
Amada Holdings Co., Ltd.	91,323	1,004,061
Kansai Electric Power Co., Inc.	105,200	1,299,176
KDDI Corp.	98,500	2,570,012
Kyocera Corp.	27,700	1,688,239
Mitsubishi Electric Corp.	86,400	1,128,447
Sony Corp.	40,400	2,297,706

		9,987,641

Mexico - 0.5%
Cemex SAB de CV, ADR	163,772	583,028

Netherlands - 2.7%
ABN AMRO Bank NV, CVA (C)	50,442	1,009,722
ING Groep NV	173,684	1,927,153

		2,936,875

Republic of Korea - 2.5%
KB Financial Group, Inc.	20,060	733,028
Samsung Electronics Co., Ltd.	50,723	1,921,119

		2,654,147

Sweden - 1.3%
Swedbank AB, Class A	101,381	1,380,579

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 3.3%
Novartis AG, ADR	26,151	$ 2,394,909
TE Connectivity, Ltd.	12,885	1,190,574

		3,585,483

United Kingdom - 5.9%
BP PLC, ADR	35,783	1,422,017
Compass Group PLC	72,332	1,830,036
Lloyds Banking Group PLC	2,868,283	1,855,445
Prudential PLC	63,524	1,306,957

		6,414,455

United States - 53.1%
Alnylam Pharmaceuticals, Inc. (B)	7,974	618,703
Alphabet, Inc., Class C (B)	3,712	4,516,316
Amazon.com, Inc. (B)	1,903	3,552,482
Becton Dickinson and Co.	5,750	1,453,600
Biogen, Inc. (B)	3,790	901,338
Cerner Corp.	22,789	1,632,832
Comcast Corp., Class A	82,366	3,555,740
Comerica, Inc.	23,112	1,691,798
Convetrus, Inc. (A) (B)	24,061	569,524
CVS Health Corp.	30,571	1,708,002
Deere & Co.	6,879	1,139,506
DexCom, Inc. (B)	3,957	620,735
EOG Resources, Inc.	15,681	1,346,214
Facebook, Inc., Class A (B)	23,239	4,513,711
Foot Locker, Inc.	24,091	989,176
Illumina, Inc. (B)	3,291	985,260
JPMorgan Chase & Co.	26,073	3,024,468
Kinder Morgan, Inc.	61,396	1,265,986
Lamb Weston Holdings, Inc.	15,904	1,067,476
Microsoft Corp.	21,809	2,971,912
Neurocrine Biosciences, Inc. (B)	5,968	575,256
Plains GP Holdings, LP, Class A (B)	37,398	903,536
Progressive Corp.	13,508	1,093,878
Regeneron Pharmaceuticals, Inc. (B)	3,478	1,059,955
Reinsurance Group of America, Inc.	13,845	2,158,712
Royal Caribbean Cruises, Ltd.	27,228	3,167,705
Southwest Airlines Co.	57,045	2,939,529
Square, Inc., Class A (B)	7,486	601,949
United Airlines Holdings, Inc. (B)	14,625	1,344,184
Visa, Inc., Class A	15,632	2,782,496
Wells Fargo & Co.	54,080	2,618,013

		57,369,992

Total Common Stocks (Cost $91,159,880)		107,747,170

OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	1,355,258	1,355,258

Total Other Investment Company (Cost $1,355,258)		1,355,258

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 1.45% (D), dated 07/31/2019, to be repurchased at $490,178 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $504,576.

$ 490,158	$ 490,158

Total Repurchase Agreement (Cost $490,158)	490,158

Total Investments (Cost $93,005,296)	109,592,586
Net Other Assets (Liabilities) - (1.4)%	(1,463,338)

Net Assets - 100.0%	$ 108,129,248

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.8%	$ 16,203,799
Interactive Media & Services	10.3	11,294,445
Oil, Gas & Consumable Fuels	6.8	7,484,584
Insurance	5.2	5,674,911
Hotels, Restaurants & Leisure	4.6	4,997,741
Airlines	3.9	4,283,713
Health Care Equipment & Supplies	3.8	4,131,688
Biotechnology	3.5	3,778,364
Aerospace & Defense	3.3	3,600,434
Media	3.2	3,555,740
Internet & Direct Marketing Retail	3.2	3,552,482
IT Services	3.1	3,384,445
Software	2.7	2,971,912
Electronic Equipment, Instruments & Components	2.6	2,878,813
Machinery	2.6	2,860,584
Wireless Telecommunication Services	2.3	2,570,012
Pharmaceuticals	2.2	2,394,909
Real Estate Management & Development	2.1	2,333,655
Household Durables	2.1	2,297,706
Health Care Providers & Services	2.1	2,277,526
Construction Materials	2.0	2,239,479
Technology Hardware, Storage & Peripherals	1.8	1,921,119
Health Care Technology	1.5	1,632,832
Electric Utilities	1.2	1,299,176
Electrical Equipment	1.0	1,128,447
Textiles, Apparel & Luxury Goods	1.0	1,112,400
Auto Components	1.0	1,077,915
Food Products	1.0	1,067,476
Building Products	0.9	1,018,128
Specialty Retail	0.9	989,176
Life Sciences Tools & Services	0.9	985,260
Beverages	0.7	748,299

Investments	98.3	107,747,170
Short-Term Investments	1.7	1,845,416

Total Investments	100.0%	$ 109,592,586

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$67,739,205	$40,007,965	$—	$107,747,170
Other Investment Company	1,355,258	—	—	1,355,258
Repurchase Agreement	—	490,158	—	490,158

Total Investments	$69,094,463	$40,498,123	$—	$109,592,586

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,302,051. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the value of the 144A security is $1,009,722, representing 0.9% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 90.5%
Money Market Funds - 90.5%
BlackRock Liquidity Funds T-Fund Portfolio	6,846,085	$ 6,846,085
Dreyfus Treasury & Agency Cash Management	28,054,226	28,054,226
UBS Select Treasury Preferred	34,798,681	34,798,681

Total Short-Term Investment Companies (Cost $69,698,992)		69,698,992

Total Investments (Cost $69,698,992)		69,698,992
Net Other Assets (Liabilities) - 9.5%		7,274,618

Net Assets - 100.0%		$ 76,973,610

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	Receive	1.00%	Quarterly	12/09/2021	AUD	65,400,000	$181,632	$(32,685)	$214,317
3-Month AUD-BBR-BBSW	Receive	1.50	Quarterly	09/09/2021	AUD	17,000,000	155,419	83,417	72,002
3-Month CAD-CDOR	Pay	2.25	Semi-Annually/ Quarterly	12/16/2021	CAD	19,000,000	(120,384)	(156,048)	35,664
3-Month CAD-CDOR	Pay	2.50	Semi-Annually/ Quarterly	09/16/2021	CAD	12,700,000	(122,720)	(108,384)	(14,336)
3-Month CAD-CDOR	Receive	2.50	Semi-Annually/ Quarterly	12/17/2029	CAD	1,100,000	44,063	48,022	(3,959)
3-Month CAD-CDOR	Receive	2.75	Semi-Annually/ Quarterly	09/17/2029	CAD	2,700,000	157,133	57,320	99,813
3-Month NZD-BKBM	Pay	1.50	Semi-Annually/ Quarterly	12/15/2021	NZD	26,900,000	(109,835)	(48,779)	(61,056)
3-Month NZD-BKBM	Pay	2.00	Semi-Annually/ Quarterly	09/15/2021	NZD	1,300,000	(13,219)	(11,978)	(1,241)
3-Month NZD-BKBM	Pay	2.50	Semi-Annually/ Quarterly	09/12/2029	NZD	1,900,000	(97,863)	2,706	(100,569)
3-Month SEK-STIBOR-SIDE	Pay	0.00	Annually/Quarterly	12/15/2021	SEK	560,700,000	(192,993)	30,638	(223,631)
3-Month SEK-STIBOR-SIDE	Receive	0.50	Annually/Quarterly	12/19/2029	SEK	3,300,000	2,246	(1,194)	3,440
3-Month SEK-STIBOR-SIDE	Pay	1.00	Annually/Quarterly	09/15/2021	SEK	964,900,000	(316,691)	297,052	(613,743)
3-Month SEK-STIBOR-SIDE	Receive	1.00	Annually/Quarterly	09/19/2029	SEK	164,800,000	1,012,485	(11,241)	1,023,726
3-Month SEK-STIBOR-SIDE	Receive	1.00	Annually/Quarterly	12/19/2029	SEK	16,800,000	97,511	49,496	48,015
3-Month USD-LIBOR	Receive	2.50	Semi-Annually/ Quarterly	12/20/2021	USD	113,800,000	1,512,527	1,561,538	(49,011)
3-Month USD-LIBOR	Pay	2.75	Semi-Annually/ Quarterly	12/18/2029	USD	12,900,000	(941,196)	(815,851)	(125,345)
3-Month USD-LIBOR	Receive	3.00	Semi-Annually/ Quarterly	09/20/2021	USD	28,600,000	622,595	690,118	(67,523)
3-Month USD-LIBOR	Pay	3.00	Semi-Annually/ Quarterly	09/18/2029	USD	1,700,000	(163,622)	(160,101)	(3,521)
6-Month AUD-BBR-BBSW	Pay	1.50	Semi-Annually	12/13/2029	AUD	3,400,000	(12,486)	23,216	(35,702)
6-Month AUD-BBR-BBSW	Pay	2.00	Semi-Annually	09/13/2029	AUD	3,600,000	(137,267)	(2,714)	(134,553)
6-Month AUD-BBR-BBSW	Pay	2.00	Semi-Annually	12/13/2029	AUD	6,500,000	(235,962)	(78,015)	(157,947)
6-Month CHF-LIBOR	Receive	0.50	Semi-Annually/ Annually	09/19/2029	CHF	4,900,000	427,501	104,849	322,652
6-Month CHF-LIBOR	Pay	1.00	Semi-Annually/ Annually	09/15/2021	CHF	27,500,000	(193,067)	(670)	(192,397)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month CHF-LIBOR	Pay	1.00%	Semi-Annually/ Annually	12/15/2021	CHF	4,800,000	$13,999	$19,641	$(5,642)
6-Month EUR-EURIBOR	Receive	0.00	Semi-Annually	09/20/2021	EUR	3,300,000	33,588	28,050	5,538
6-Month EUR-EURIBOR	Pay	0.75	Semi-Annually/ Annually	12/18/2029	EUR	5,000,000	(392,966)	(293,142)	(99,824)
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	12/20/2021	EUR	28,500,000	296,161	263,763	32,398
6-Month EUR-EURIBOR	Pay	1.00	Semi-Annually/ Annually	09/18/2029	EUR	600,000	(65,950)	(53,091)	(12,859)
6-Month GBP-LIBOR	Receive	1.25	Semi-Annually	09/20/2021	GBP	38,900,000	557,569	93,353	464,216
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	12/20/2021	GBP	53,700,000	(802,006)	(570,669)	(231,337)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	5,300,000	(409,600)	(39,388)	(370,212)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	12/18/2029	GBP	2,200,000	(167,313)	(99,879)	(67,434)
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	09/15/2021	JPY	9,566,500,000	179,275	71,196	108,079
6-Month JPY-LIBOR	Receive	0.00	Semi-Annually	12/15/2021	JPY	4,558,500,000	95,169	61,009	34,160
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	09/19/2029	JPY	1,820,000,000	28,430	240,231	(211,801)
6-Month JPY-LIBOR	Pay	0.00	Semi-Annually	12/19/2029	JPY	838,000,000	19,729	81,666	(61,937)
6-Month NOK-NIBOR	Receive	1.50	Semi-Annually/ Annually	09/15/2021	NOK	281,900,000	(197,206)	(86,275)	(110,931)
6-Month NOK-NIBOR	Receive	2.00	Semi-Annually/ Annually	12/15/2021	NOK	11,300,000	4,662	6,506	(1,844)
6-Month NOK-NIBOR	Pay	2.00	Semi-Annually/ Annually	09/19/2029	NOK	60,800,000	(132,404)	23,612	(156,016)
6-Month NOK-NIBOR	Pay	2.00	Semi-Annually/ Annually	12/19/2029	NOK	2,400,000	(5,075)	(3,161)	(1,914)

Total							$611,869	$1,264,134	$(652,265)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (A)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	09/30/2019	USD	12,027,215	112,000	$17,403	$—	$17,403
10-Year Canada Government Bond Futures	MLI	Receive	Maturity	09/19/2019	CAD	6,771,857	48,000	(60,360)	—	(60,360)
10-Year Euro Bund Futures	MLI	Pay	Maturity	09/06/2019	EUR	14,335,721	84,000	409,766	—	409,766
10-Year Japan Government Bond Futures	MLI	Receive	Maturity	09/12/2019	JPY	306,703,300	2,000,000	(8,794)	—	(8,794)
10-Year U.K. Gilt Futures	MLI	Receive	Maturity	09/26/2019	GBP	6,511,963	50,000	(157,530)	—	(157,530)
10-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	09/19/2019	USD	5,336,799	42,000	(18,857)	—	(18,857)
BIST 30 Index Futures	MLI	Pay	Maturity	08/29/2019	TRY	1,490,962	11,800	8,663	—	8,663
BM&F Bovespa Index Futures	MLI	Receive	Maturity	08/14/2019	BRL	496,327	5	(3,596)	—	(3,596)
FTSE/JSE Top 40 Index Futures	MLI	Receive	Maturity	09/19/2019	ZAR	2,236,951	200	6,494	—	6,494
Heating Oil ULSD Futures	CITI	Pay	Maturity	08/29/2019	USD	83,471	42,000	(1,520)	—	(1,520)
HSCEI China Index Futures	MLI	Pay	Maturity	08/29/2019	HKD	4,877,832	450	(9,349)	—	(9,349)
HSCEI China Index Futures	GSI	Pay	Maturity	08/29/2019	HKD	22,216,102	2,050	(41,932)	—	(41,932)
KOSPI 200 Index Futures	GSI	Pay	Maturity	09/11/2019	KRW	477,977,875	1,750,000	(11,878)	—	(11,878)
KOSPI 200 Index Futures	MLI	Pay	Maturity	09/11/2019	KRW	817,988,456	3,000,000	(19,177)	—	(19,177)
MSCI Brazil Index Futures	GSI	Receive	Monthly	09/18/2019	BRL	894,979	773	5,136	—	5,136

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (A)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Italy Index Futures	MLI	Pay	Maturity/ Monthly	09/18/2019	EUR	296,800	2,737	$(9,752)	$—	$(9,752)
MSCI South Africa Index Futures	GSI	Receive	Monthly	09/18/2019	ZAR	9,051,497	9,070	9,189	—	9,189
MSCI Spain Index Futures	MLI	Receive	Maturity/ Monthly	09/18/2019	EUR	436,045	2,171	16,054	—	16,054
MSCI Thailand Index Futures	GSI	Receive	Monthly	09/18/2019	USD	7,411	5	55	—	55
Natural Gas Futures	CITI	Receive	Maturity	08/28/2019	USD	1,302,020	540,000	93,500	—	93,500
SGX CNX Nifty Index Futures	MLI	Receive	Maturity	08/29/2019	USD	113,758	10	3,278	—	3,278
Soybean Futures	CITI	Receive	Maturity	10/25/2019	USD	44,097	5,000	22	—	22
Soybean Meal Futures	MLI	Receive	Maturity	11/22/2019	USD	162,110	500	9,410	—	9,410
Soybean Meal Futures	CITI	Receive	Maturity	11/22/2019	USD	421,946	1,300	24,926	—	24,926
Soybean Oil Futures	CITI	Receive	Maturity	11/22/2019	USD	405,765	1,440,000	(747)	—	(747)
Swiss Market Index Futures	MLI	Pay	Maturity	09/20/2019	CHF	3,178,240	320	(7,079)	—	(7,079)
TAIEX Futures	MLI	Pay	Maturity	08/21/2019	TWD	17,141,425	1,600	4,960	—	4,960
Wheat Futures	CITI	Receive	Maturity	08/23/2019	USD	157,730	30,000	11,555	—	11,555
WIG 20 Index Futures	MLI	Pay	Maturity	09/20/2019	PLN	456,685	200	(744)	—	(744)

Total								$269,096	$—	$269,096

Value
OTC Swap Agreements, at value (Assets)	$620,411
OTC Swap Agreements, at value (Liabilities)	$(351,315)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	7	08/08/2019	$317,122	$310,576	$—	$(6,546)
3-Month Aluminum	5	08/09/2019	226,845	221,912	—	(4,933)
3-Month Aluminum	7	08/29/2019	315,131	312,319	—	(2,812)
3-Month Aluminum	5	09/03/2019	223,480	223,276	—	(204)
3-Month Aluminum	5	09/19/2019	222,512	223,719	1,207	—
3-Month Aluminum	1	10/10/2019	45,930	44,894	—	(1,036)
3-Month Aluminum	3	10/11/2019	136,631	134,681	—	(1,950)
3-Month Aluminum	9	10/17/2019	413,946	403,988	—	(9,958)
3-Month Aluminum	2	10/24/2019	91,375	89,849	—	(1,526)
3-Month Copper	1	08/08/2019	154,797	147,685	—	(7,112)
3-Month Copper	1	08/09/2019	154,253	147,706	—	(6,547)
3-Month Copper	1	08/29/2019	147,510	147,950	440	—
3-Month Copper	1	09/03/2019	145,962	148,006	2,044	—
3-Month Copper	2	09/19/2019	296,705	296,037	—	(668)
3-Month Copper	1	09/26/2019	150,330	148,068	—	(2,262)
3-Month Copper	1	10/11/2019	148,722	148,206	—	(516)
3-Month Copper	3	10/17/2019	446,006	444,375	—	(1,631)
3-Month Copper	1	10/24/2019	149,803	148,125	—	(1,678)
3-Month Nickel	2	08/08/2019	144,408	173,530	29,122	—
3-Month Nickel	2	08/09/2019	143,765	173,548	29,783	—
3-Month Nickel	1	10/10/2019	77,388	87,101	9,713	—
3-Month Nickel	1	10/11/2019	79,499	87,096	7,597	—
3-Month Nickel	2	10/17/2019	170,640	174,065	3,425	—
3-Month Zinc	1	08/08/2019	67,328	61,069	—	(6,259)
3-Month Zinc	2	08/09/2019	131,856	122,149	—	(9,707)
3-Month Zinc	1	09/03/2019	61,975	61,163	—	(812)
3-Month Zinc	2	10/17/2019	123,390	122,238	—	(1,152)
10-Year Australia Treasury Bond	79	09/16/2019	7,711,578	7,845,480	133,902	—
10-Year Japan Government Bond	7	09/12/2019	9,872,903	9,896,130	23,227	—
Aluminum	25	09/18/2019	1,135,708	1,118,906	—	(16,802)
CAC 40 Index	90	08/16/2019	5,566,142	5,498,084	—	(68,058)
Copper	7	09/18/2019	1,039,465	1,036,306	—	(3,159)
EURO STOXX 50® Index	340	09/20/2019	12,811,679	13,030,281	218,602	—

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued):

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
FTSE 100 Index	54	09/20/2019	$4,914,120	$4,948,516	$34,396	$—
FTSE MIB Index	44	09/20/2019	5,250,819	5,207,374	—	(43,445)
German Euro Bund	55	09/06/2019	10,386,437	10,659,141	272,704	—
HSCEI Index	9	08/29/2019	622,096	613,766	—	(8,330)
KOSPI 200 Index	25	09/11/2019	1,442,812	1,409,697	—	(33,115)
New York Harbor ULSD	2	08/30/2019	166,877	165,539	—	(1,338)
Nickel	4	09/18/2019	328,080	348,168	20,088	—
OMX Stockholm 30 Index	205	08/16/2019	3,447,864	3,393,945	—	(53,919)
RBOB Gasoline	3	08/30/2019	243,638	234,713	—	(8,925)
S&P/ASX 200 Index	70	09/19/2019	7,802,929	8,080,372	277,443	—
S&P/TSX 60 Index	5	09/19/2019	739,341	741,400	2,059	—
Silver	5	09/26/2019	381,846	410,125	28,279	—
Zinc	3	09/18/2019	185,201	183,788	—	(1,413)

Total					$1,094,031	$(305,813)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	(7)	08/08/2019	$(316,668)	$(310,576)	$6,092	$—
3-Month Aluminum	(5)	08/09/2019	(225,360)	(221,912)	3,448	—
3-Month Aluminum	(7)	08/29/2019	(314,542)	(312,319)	2,223	—
3-Month Aluminum	(5)	09/03/2019	(223,738)	(223,276)	462	—
3-Month Aluminum	(5)	09/19/2019	(222,619)	(223,719)	—	(1,100)
3-Month Aluminum	(1)	10/10/2019	(45,860)	(44,894)	966	—
3-Month Aluminum	(3)	10/11/2019	(136,903)	(134,681)	2,222	—
3-Month Aluminum	(9)	10/17/2019	(413,411)	(403,988)	9,423	—
3-Month Aluminum	(2)	10/24/2019	(91,380)	(89,849)	1,531	—
3-Month Copper	(1)	08/08/2019	(153,867)	(147,685)	6,182	—
3-Month Copper	(1)	08/09/2019	(153,566)	(147,706)	5,860	—
3-Month Copper	(1)	08/29/2019	(147,897)	(147,950)	—	(53)
3-Month Copper	(1)	09/03/2019	(145,922)	(148,006)	—	(2,084)
3-Month Copper	(2)	09/19/2019	(296,586)	(296,038)	548	—
3-Month Copper	(1)	09/26/2019	(150,885)	(148,068)	2,817	—
3-Month Copper	(1)	10/11/2019	(149,409)	(148,206)	1,203	—
3-Month Copper	(3)	10/17/2019	(445,266)	(444,375)	891	—
3-Month Copper	(1)	10/24/2019	(150,031)	(148,124)	1,907	—
3-Month Nickel	(2)	08/08/2019	(144,149)	(173,530)	—	(29,381)
3-Month Nickel	(2)	08/09/2019	(143,467)	(173,548)	—	(30,081)
3-Month Nickel	(1)	10/10/2019	(77,001)	(87,101)	—	(10,100)
3-Month Nickel	(1)	10/11/2019	(79,737)	(87,096)	—	(7,359)
3-Month Nickel	(2)	10/17/2019	(171,114)	(174,065)	—	(2,951)
3-Month Zinc	(1)	08/08/2019	(66,516)	(61,069)	5,447	—
3-Month Zinc	(2)	08/09/2019	(131,202)	(122,148)	9,054	—
3-Month Zinc	(1)	09/03/2019	(61,859)	(61,162)	697	—
3-Month Zinc	(2)	10/17/2019	(123,295)	(122,237)	1,058	—
10-Year Canada Government Bond	(21)	09/19/2019	(2,262,483)	(2,264,366)	—	(1,883)
10-Year U.S. Treasury Note	(37)	09/19/2019	(4,722,721)	(4,714,609)	8,112	—
Aluminum	(37)	09/18/2019	(1,660,318)	(1,655,981)	4,337	—
Amsterdam Index	(31)	08/16/2019	(3,889,864)	(3,904,041)	—	(14,177)
Brent Crude Oil	(10)	08/30/2019	(631,797)	(650,500)	—	(18,703)
Copper	(8)	09/18/2019	(1,174,697)	(1,184,350)	—	(9,653)
Copper	(4)	09/26/2019	(270,304)	(266,600)	3,704	—
Corn	(119)	09/13/2019	(2,519,037)	(2,381,488)	137,549	—
DAX® Index	(16)	09/20/2019	(5,442,053)	(5,395,299)	46,754	—
FTSE JSE Top 40 Index	(5)	09/19/2019	(180,013)	(176,631)	3,382	—
Hang Seng Index	(7)	08/29/2019	(1,264,360)	(1,241,028)	23,332	—
IBEX 35 Index	(1)	08/16/2019	(103,296)	(99,398)	3,898	—
Mexican Bolsa Index	(6)	09/20/2019	(137,316)	(128,831)	8,485	—
MSCI Singapore Index	(1)	08/29/2019	(27,579)	(27,265)	314	—
MSCI Taiwan Index	(47)	08/29/2019	(1,880,606)	(1,872,010)	8,596	—
Natural Gas	(58)	08/28/2019	(1,330,597)	(1,295,140)	35,457	—
Nickel	(8)	09/18/2019	(579,843)	(696,336)	—	(116,493)
S&P 500® E-Mini Index	(42)	09/20/2019	(6,303,442)	(6,262,830)	40,612	—
SET 50 Index	(71)	09/27/2019	(526,554)	(519,520)	7,034	—
SGX CNX Nifty Index	(19)	08/29/2019	(429,184)	(422,598)	6,586	—

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts (continued):

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Soybean Meal	(23)	11/14/2019	$(1,029,418)	$(1,013,725)	$15,693	$—
Soybean Meal	(4)	12/13/2019	(129,181)	(122,160)	7,021	—
Soybean Oil	(37)	12/13/2019	(621,965)	(626,706)	—	(4,741)
TOPIX Index	(84)	09/12/2019	(12,000,335)	(12,091,553)	—	(91,218)
U.K. Gilt	(117)	09/26/2019	(18,399,885)	(18,899,539)	—	(499,654)
Wheat	(18)	09/13/2019	(466,958)	(438,525)	28,433	—
WTI Crude	(1)	08/20/2019	(56,218)	(58,580)	—	(2,362)
Zinc	(5)	09/18/2019	(315,036)	(306,313)	8,723	—

Total					$460,053	$(841,993)

Total Futures Contracts					$1,554,084	$(1,147,806)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/18/2019	USD	10,500,368	AUD	15,073,000	$175,154	$—
CITI	09/18/2019	USD	3,597,170	BRL	14,122,018	—	(89,415)
CITI	09/18/2019	USD	2,979,092	CAD	3,962,000	—	(25,715)
CITI	09/18/2019	USD	10,850,876	CHF	10,746,000	33,727	(38,385)
CITI	09/18/2019	USD	3,200,956	CNH	22,208,000	332	(12,763)
CITI	09/18/2019	USD	551,537	CZK	12,700,000	4,188	—
CITI	09/18/2019	USD	32,263,925	EUR	28,619,000	456,170	—
CITI	09/18/2019	USD	4,096,994	GBP	3,235,000	153,332	—
CITI	09/18/2019	USD	543,125	HKD	4,252,000	157	(406)
CITI	09/18/2019	USD	194,977	HUF	56,244,000	3,502	—
CITI	09/18/2019	USD	503,848	ILS	1,800,000	—	(10,276)
CITI	09/18/2019	USD	2,345,774	INR	164,901,000	—	(39,358)
CITI	09/18/2019	USD	14,650,464	JPY	1,586,948,000	54,045	(45,001)
CITI	09/18/2019	USD	8,071,707	KRW	9,537,617,000	14,592	(16,649)
CITI	09/18/2019	USD	4,950,297	MXN	97,025,000	1,249	(72,749)
CITI	09/18/2019	USD	2,267,675	NOK	19,729,000	37,038	—
CITI	09/18/2019	USD	3,497,066	NZD	5,351,000	400	(20,428)
CITI	09/18/2019	USD	512,052	PLN	1,955,000	7,038	—
CITI	09/18/2019	USD	2,007,831	SEK	18,760,000	58,904	—
CITI	09/18/2019	USD	1,369,444	SGD	1,870,000	7,811	(197)
CITI	09/18/2019	USD	1,135,760	TWD	35,700,000	—	(15,439)
CITI	09/18/2019	KRW	3,207,617,000	USD	2,740,172	504	(25,369)
CITI	09/18/2019	INR	175,652,000	USD	2,492,842	47,794	—
CITI	09/18/2019	AUD	15,497,000	USD	10,782,063	—	(166,402)
CITI	09/18/2019	GBP	3,512,000	USD	4,460,213	—	(178,873)
CITI	09/18/2019	EUR	13,695,000	USD	15,540,512	—	(319,599)
CITI	09/18/2019	HUF	266,000,000	USD	931,820	—	(26,256)
CITI	09/18/2019	SEK	50,859,000	USD	5,366,726	—	(83,120)
CITI	09/18/2019	ZAR	24,886,000	USD	1,729,035	12,526	(16,918)
CITI	09/18/2019	MXN	129,603,166	USD	6,602,578	109,763	(4,374)
CITI	09/18/2019	PLN	7,670,000	USD	2,024,611	—	(43,309)
CITI	09/18/2019	NZD	19,453,000	USD	12,888,246	25,786	(128,002)
CITI	09/18/2019	BRL	13,007,000	USD	3,335,330	63,041	(2,863)
CITI	09/18/2019	CAD	10,008,000	USD	7,472,664	117,466	—
CITI	09/18/2019	PHP	72,400,000	USD	1,376,090	44,145	—
CITI	09/18/2019	COP	1,430,000,000	USD	442,015	1,712	(9,211)
CITI	09/18/2019	CZK	36,500,000	USD	1,614,372	—	(41,284)
CITI	09/18/2019	JPY	1,645,566,000	USD	15,272,150	15,369	(105,281)
CITI	09/18/2019	CHF	7,111,000	USD	7,275,982	—	(92,501)
CITI	09/18/2019	RUB	70,300,000	USD	1,067,349	29,819	(77)
CITI	09/18/2019	CNH	1,294,000	USD	187,278	190	(233)
CITI	09/18/2019	IDR	10,100,000,000	USD	704,525	13,424	(1,245)
CITI	09/18/2019	SGD	1,570,000	USD	1,156,569	319	(13,532)
CITI	09/18/2019	HKD	27,461,600	USD	3,505,871	3,739	(230)
CITI	09/18/2019	ILS	4,940,000	USD	1,378,757	32,228	—
CITI	09/18/2019	THB	212,000	USD	6,638	263	—
CITI	09/18/2019	USD	2,467,210	ZAR	36,575,000	—	(67,500)

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/23/2019	USD	2,777,714	CLP	1,940,000,000	$25,166	$(3,918)
CITI	09/23/2019	CLP	360,000,000	USD	527,799	—	(16,290)

Total						$1,550,893	$(1,733,168)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$69,698,992	$—	$—	$69,698,992

Total Investments	$69,698,992	$—	$—	$69,698,992

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$5,441,694	$—	$5,441,694
Over-the-Counter Total Return Swap Agreements	—	620,411	—	620,411
Futures Contracts (C)	1,554,084	—	—	1,554,084
Forward Foreign Currency Contracts (C)	—	1,550,893	—	1,550,893

Total Other Financial Instruments	$1,554,084	$7,612,998	$—	$9,167,082

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(4,829,825)	$—	$(4,829,825)
Over-the-Counter Total Return Swap Agreements	—	(351,315)	—	(351,315)
Futures Contracts (C)	(1,147,806)	—	—	(1,147,806)
Forward Foreign Currency Contracts (C)	—	(1,733,168)	—	(1,733,168)

Total Other Financial Instruments	$(1,147,806)	$(6,914,308)	$—	$(8,062,114)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(B)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CURRENCY ABBREVIATIONS (continued):

RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank, N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BIST	Borsa Istanbul (Sole Exchange Entity of Turkey)
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 5.3%
Centuria Capital Group	49,452	$ 65,776
Charter Hall Group, REIT	6,032	46,649
Dexus, REIT	30,854	275,957
LendLease Group	23,452	232,448
New South Resources, Ltd. (A)	108,472	121,534
Scentre Group, REIT	144,982	394,949

		1,137,313

Belgium - 0.5%
Aedifica SA, REIT	1,060	111,358

Canada - 1.6%
Canadian Apartment Properties, REIT	2,938	108,433
RioCan, REIT	11,437	225,482

		333,915

France - 1.1%
Unibail-Rodamco-Westfield, REIT	1,752	234,675

Germany - 5.6%
alstria office AG, REIT	10,898	176,136
Godewind Immobilien AG (A) (B)	27,315	114,299
LEG Immobilien AG	2,208	254,629
TLG Immobilien AG	7,713	226,692
Vonovia SE	8,689	424,234

		1,195,990

Hong Kong - 7.4%
CK Asset Holdings, Ltd.	60,000	451,148
Kerry Properties, Ltd.	14,000	52,570
Link REIT	37,500	436,169
Sun Hung Kai Properties, Ltd.	19,000	306,191
Swire Properties, Ltd.	72,600	262,151
Wheelock & Co., Ltd.	13,000	81,807

		1,590,036

Ireland - 0.4%
Glenveagh Properties PLC (A) (B)	103,956	78,945

Japan - 15.2%
Comforia Residential, Inc., REIT	52	155,584
Daito Trust Construction Co., Ltd.	1,300	167,639
Daiwa House Industry Co., Ltd.	12,200	346,867
Global One Real Estate Investment Corp., REIT	18	22,879
GLP J-REIT	494	551,260
Hankyu Hanshin, Inc., REIT	16	22,776
Heiwa Real Estate, Inc., REIT	19	23,242
Hulic, Inc., REIT	139	248,234
Ichigo Office Investment, REIT	143	136,047
Japan Real Estate Investment Corp., REIT	18	112,593
Kenedix Office Investment Corp., REIT	32	229,813
LaSalle Logiport, REIT	19	23,758
Mitsui Fudosan Co., Ltd.	18,700	422,137
Mitsui Fudosan Logistics Park, Inc., REIT	50	180,452
Nippon Building Fund, Inc., REIT	16	112,304
Sumitomo Realty & Development Co., Ltd.	9,100	331,121
Tokyu Fudosan Holdings Corp.	27,500	159,090

		3,245,796

	Shares	Value
COMMON STOCKS (continued)
Luxembourg - 1.1%
Aroundtown SA	30,737	$ 245,211

Netherlands - 0.5%
InterXion Holding NV (A)	1,478	111,293

New Zealand - 0.2%
Goodman Property Trust, REIT	36,462	49,079

Norway - 1.1%
Entra ASA (B)	15,600	226,278

Singapore - 2.5%
Ascendas, REIT	83,100	184,497
City Developments, Ltd.	14,500	101,752
Cromwell European Real Estate Investment Trust	98,500	55,610
Mapletree Commercial Trust, REIT	136,300	204,766

		546,625

Spain - 1.6%
Aedas Homes SAU (A) (B)	4,406	99,671
Inmobiliaria Colonial Socimi SA, REIT	22,612	252,818

		352,489

Sweden - 1.4%
Castellum AB	8,652	175,641
Kungsleden AB	14,447	125,643

		301,284

United Kingdom - 3.3%
Assura PLC, REIT	154,704	121,536
Derwent London PLC, REIT	3,210	113,709
Grainger PLC	40,976	113,315
Land Securities Group PLC, REIT	9,420	91,164
Segro PLC, REIT	27,811	258,040

		697,764

United States - 50.2%
Alexandria Real Estate Equities, Inc., REIT	3,499	512,114
American Homes 4 Rent Trust, Class A, REIT	7,953	192,542
AvalonBay Communities, Inc., REIT	3,301	689,216
Boston Properties, Inc., REIT	4,513	600,003
CareTrust, Inc., REIT	13,174	306,032
Digital Realty Trust, Inc., REIT	1,872	214,082
Douglas Emmett, Inc., REIT	2,881	117,602
EPR Properties, REIT	3,510	261,249
Equinix, Inc., REIT	327	164,187
Equity Residential, REIT	5,371	423,718
Extra Space Storage, Inc., REIT	4,001	449,672
Federal Realty Investment Trust, REIT	2,062	272,205
Healthcare Trust of America, Inc., Class A, REIT	5,087	136,993
Highwoods Properties, Inc., REIT	5,759	261,055
Host Hotels & Resorts, Inc., REIT	26,981	469,200
Hudson Pacific Properties, Inc., REIT	4,892	172,688
Invitation Homes, Inc., REIT	5,501	151,112
Prologis, Inc., REIT	9,713	782,965
Regency Centers Corp., REIT	5,180	345,506
Rexford Industrial Realty, Inc., REIT	9,614	398,020
Simon Property Group, Inc., REIT	4,603	746,607
Spirit Realty Capital, Inc., REIT	12,134	535,352
STAG Industrial, Inc., REIT	5,028	149,432
Sun Communities, Inc., REIT	3,394	450,757

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sunstone Hotel Investors, Inc., REIT	8,012	$ 105,838
UDR, Inc., REIT	9,429	434,300
Ventas, Inc., REIT	11,186	752,706
VEREIT, Inc.	25,831	235,579
VICI Properties, Inc., REIT	16,439	350,808
Welltower, Inc., REIT	784	65,166

		10,746,706

Total Common Stocks (Cost $18,922,598)		21,204,757

Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $247,651 on 08/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2021, and with a value of $253,041.

$ 247,641	$ 247,641

Total Repurchase Agreement (Cost $247,641)	247,641

Total Investments (Cost $19,170,239)	21,452,398
Net Other Assets (Liabilities) - (0.2)%	(39,395)

Net Assets - 100.0%	$ 21,413,003

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets		Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference
Equity Securities Long (D)	GSI	08/19/2019	USD	2,001	0.0	%(E)	$1,951	$(50)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2019	USD	35,936	EUR	32,000	$291	$—
BNP	10/15/2019	USD	8,665	NOK	75,000	181	—
BNP	10/15/2019	SEK	45,000	USD	4,784	—	(99)
BOA	10/15/2019	USD	9,078	EUR	8,000	167	—
BOA	10/15/2019	USD	12,029	JPY	1,287,000	129	—
BOA	10/15/2019	USD	191,606	NOK	1,635,000	6,650	—
BOA	10/15/2019	GBP	67,000	USD	84,372	—	(2,590)
BOA	10/15/2019	SEK	48,000	USD	5,148	—	(151)
BOA	10/15/2019	CAD	6,000	USD	4,611	—	(58)
BOA	10/15/2019	JPY	33,628,000	USD	312,834	—	(1,917)
BOA	10/15/2019	ILS	478,000	USD	135,256	1,503	—
BOA	10/15/2019	AUD	65,000	USD	45,401	—	(837)
CITI	10/15/2019	EUR	4,000	USD	4,539	—	(84)
CITI	10/15/2019	SGD	16,000	USD	11,677	—	(21)
GSI	10/15/2019	USD	26,904	EUR	24,000	169	—
GSI	10/15/2019	USD	88,306	JPY	9,482,000	637	—
GSI	10/15/2019	AUD	42,000	USD	29,074	—	(278)
HSBC	10/15/2019	USD	33,514	HKD	262,000	30	—
HSBC	10/15/2019	USD	4,344	NOK	38,000	45	—
HSBC	10/15/2019	CHF	189,000	USD	193,185	—	(1,770)
HSBC	10/15/2019	ZAR	120,000	USD	8,473	—	(185)
HSBC	10/15/2019	NZD	34,000	USD	22,708	—	(349)
HSBC	10/15/2019	SGD	333,000	USD	245,077	—	(2,480)
HSBC	10/15/2019	NOK	71,000	USD	8,316	—	(284)
HSBC	10/15/2019	SEK	356,000	USD	38,045	—	(988)
HSBC	10/15/2019	JPY	5,262,000	USD	48,847	—	(195)
HSBC	10/15/2019	AUD	31,000	USD	21,453	—	(199)
JPM	10/15/2019	USD	266,276	EUR	236,000	3,389	—
JPM	10/15/2019	USD	26,976	GBP	22,000	122	—

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/15/2019	USD	1,281	NOK	11,000	$37	$—
JPM	10/15/2019	USD	19,325	SEK	180,000	589	—
JPM	10/15/2019	GBP	6,000	USD	7,396	—	(72)
JPM	10/15/2019	CAD	12,000	USD	9,115	—	(11)
SSB	10/15/2019	USD	102,639	AUD	147,000	1,855	—
SSB	10/15/2019	USD	133,525	EUR	118,000	2,082	—
SSB	10/15/2019	USD	467,996	JPY	50,573,000	452	(42)
SSB	10/15/2019	USD	2,761	NOK	24,000	46	—
SSB	10/15/2019	USD	4,836	SEK	45,000	152	—
SSB	10/15/2019	USD	20,454	SGD	28,000	56	—
SSB	10/15/2019	HKD	540,000	USD	69,079	—	(66)
SSB	10/15/2019	SEK	97,000	USD	10,391	—	(294)
SSB	10/15/2019	GBP	20,000	USD	24,445	—	(32)
SSB	10/15/2019	EUR	20,000	USD	22,426	—	(148)
SSB	10/15/2019	SGD	14,000	USD	10,232	—	(33)
UBS	10/15/2019	JPY	543,000	USD	5,063	—	(43)

Total						$18,582	$(13,226)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	74.7%	$ 16,028,209
Real Estate Management & Development	22.9	4,920,534
IT Services	0.5	111,293
Household Durables	0.4	78,945
Capital Markets	0.3	65,776

Investments	98.8	21,204,757
Short-Term Investments	1.2	247,641

Total Investments	100.0%	$ 21,452,398

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$11,191,914	$10,012,843	$—	$21,204,757
Repurchase Agreement	—	247,641	—	247,641

Total Investments	$11,191,914	$10,260,484	$—	$21,452,398

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$18,582	$—	$18,582
Over-the-Counter Total Return Swap Agreements - CFD	—	1,951	—	1,951

Total Other Financial Instruments	$—	$20,533	$—	$20,533

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(13,226)	$—	$(13,226)

Total Other Financial Instruments	$—	$(13,226)	$—	$(13,226)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $519,193, representing 2.4% of the Fund’s net assets.
(C)	Rate disclosed reflects the yield at July 31, 2019.
(D)	The Fund receives or pays the total return on a fund of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmark used in determining the variable rate of interest is the 1-Month USD-LIBOR
(E)	Percentage rounds to less than 0.01% or (0.01)%.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

J-REIT	Japan-Real Estate Investment Trust
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 4.8%
Airbus SE	13,769	$ 1,946,398
Boeing Co.	13,997	4,775,496
Safran SA	17,717	2,543,468

		9,265,362

Automobiles - 1.3%
Tesla, Inc. (A) (B)	10,110	2,442,677

Banks - 0.9%
JPMorgan Chase & Co.	15,113	1,753,108

Beverages - 0.7%
Constellation Brands, Inc., Class A	7,262	1,429,307

Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (A)	12,347	1,398,792
BioMarin Pharmaceutical, Inc. (A)	17,992	1,427,125
Exact Sciences Corp. (A)	7,173	825,684
Sage Therapeutics, Inc. (A)	5,475	877,861
Vertex Pharmaceuticals, Inc. (A)	13,190	2,197,718

		6,727,180

Capital Markets - 1.4%
S&P Global, Inc.	10,652	2,609,207

Entertainment - 4.9%
Netflix, Inc. (A)	20,470	6,611,605
Walt Disney Co.	20,335	2,908,109

		9,519,714

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.	6,591	1,394,788
Crown Castle International Corp.	8,705	1,160,028

		2,554,816

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	14,813	4,082,907

Health Care Equipment & Supplies - 3.6%
Danaher Corp.	13,817	1,941,288
Edwards Lifesciences Corp. (A)	10,922	2,324,748
Intuitive Surgical, Inc. (A)	5,098	2,648,462

		6,914,498

Health Care Providers & Services - 0.2%
Guardant Health, Inc. (A)	4,217	396,356

Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (A)	2,924	2,326,130
Marriott International, Inc., Class A	14,035	1,951,707

		4,277,837

Interactive Media & Services - 11.3%
Alphabet, Inc., Class A (A)	4,356	5,306,479
Alphabet, Inc., Class C (A)	4,358	5,302,292
Facebook, Inc., Class A (A)	37,195	7,224,385
Tencent Holdings, Ltd.	86,132	4,013,145

		21,846,301

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 8.9%
Alibaba Group Holding, Ltd., ADR (A)	30,361	$ 5,255,793
Amazon.com, Inc. (A)	6,426	11,995,928

		17,251,721

IT Services - 13.9%
Adyen NV (A) (C)	3,134	2,368,006
FleetCor Technologies, Inc. (A)	10,971	3,117,629
Mastercard, Inc., Class A	29,856	8,128,893
PayPal Holdings, Inc. (A)	27,556	3,042,182
Square, Inc., Class A (A)	26,020	2,092,268
Twilio, Inc., Class A (A)	6,653	925,499
Visa, Inc., Class A	39,981	7,116,618

		26,791,095

Life Sciences Tools & Services - 1.8%
Illumina, Inc. (A)	11,414	3,417,123

Personal Products - 1.8%
Estee Lauder Cos., Inc., Class A	18,969	3,493,900

Pharmaceuticals - 1.4%
AstraZeneca PLC, ADR	63,300	2,747,853

Road & Rail - 1.8%
Uber Technologies, Inc. (A) (B)	21,248	895,391
Union Pacific Corp.	14,762	2,656,422

		3,551,813

Semiconductors & Semiconductor Equipment - 5.4%
Broadcom, Inc.	7,636	2,214,364
NVIDIA Corp.	23,289	3,929,320
QUALCOMM, Inc.	34,940	2,556,210
Universal Display Corp.	2,764	583,425
Xilinx, Inc.	9,412	1,074,945

		10,358,264

Software - 17.0%
Adobe, Inc. (A)	18,119	5,415,044
Microsoft Corp.	73,162	9,969,786
salesforce.com, Inc. (A)	52,384	8,093,328
SAP SE, ADR	13,872	1,706,672
ServiceNow, Inc. (A)	9,090	2,521,475
Splunk, Inc. (A)	17,382	2,351,959
Workday, Inc., Class A (A)	14,309	2,861,514

		32,919,778

Specialty Retail - 1.2%
Home Depot, Inc.	10,921	2,333,709

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	28,710	6,116,378

Textiles, Apparel & Luxury Goods - 5.2%
adidas AG	50	16,027
Kering SA, ADR	49,624	2,562,583
Lululemon Athletica, Inc. (A)	17,598	3,362,802
NIKE, Inc., Class B	48,416	4,165,228

		10,106,640

Total Common Stocks (Cost $101,162,132)		192,907,544

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	3,371,477	$ 3,371,477

Total Other Investment Company (Cost $3,371,477)		3,371,477

Total Investments (Cost $104,533,609)		196,279,021
Net Other Assets (Liabilities) - (1.5)%		(2,952,050)

Net Assets - 100.0%		$ 193,326,971

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$182,020,500	$10,887,044	$—	$192,907,544
Other Investment Company	3,371,477	—	—	3,371,477

Total Investments	$185,391,977	$10,887,044	$—	$196,279,021

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,304,448. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the value of the 144A security is $2,368,006, representing 1.2% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 42.3%
American Express Credit Account Master Trust
Series 2017-7, Class B,
2.54%, 05/15/2025	$ 1,000,000	$ 1,003,665
AmeriCredit Automobile Receivables Trust
Series 2016-1, Class D,
3.59%, 02/08/2022	1,000,000	1,009,048
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	996,960
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	1,003,038
Series 2017-2, Class C,
2.97%, 03/20/2023	605,000	609,661
Series 2018-1, Class D,
3.82%, 03/18/2024	4,000,000	4,096,023
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,104,918
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,416,487	1,416,822
Series 2015-4, Class D,
3.62%, 05/20/2021	1,575,000	1,580,661
Series 2016-1, Class B,
2.67%, 12/21/2020	864,157	864,250
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	998,101
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	723,960
Series 2018-2, Class C,
3.69%, 12/20/2023 (A)	1,750,000	1,771,036
Capital One Multi-Asset Execution Trust
Series 2019-A1, Class A1,
2.84%, 12/15/2024	2,850,000	2,898,910
CarMax Auto Owner Trust
Series 2018-1, Class C,
2.95%, 11/15/2023	2,485,000	2,496,713
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	947,379
CCG Receivables Trust
Series 2018-1, Class B,
3.09%, 06/16/2025 (A)	2,600,000	2,618,720
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	860,600	850,821
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	214,402	217,137
CNH Equipment Trust
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,143,643
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,741,040
Dell Equipment Finance Trust
Series 2017-1, Class D,
3.44%, 04/24/2023 (A)	495,000	496,727
Series 2017-2, Class C,
2.73%, 10/24/2022 (A)	2,550,000	2,552,666
Series 2018-2, Class C,
3.72%, 10/22/2023 (A)	1,220,000	1,248,959
Evergreen Credit Card Trust
Series 2019-1, Class B,
3.59%, 01/15/2023 (A)	1,000,000	1,011,245

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust
Series 2018-A, Class B,
3.17%, 09/15/2021	$ 1,250,000	$ 1,259,599
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,418,000	1,407,596
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	2,002,582
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,576,589
Series 2017-C, Class C,
2.50%, 05/15/2024	3,000,000	2,996,887
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class B,
2.34%, 09/15/2022	1,570,000	1,565,970
GM Financial Automobile Leasing Trust
Series 2018-3, Class B,
3.48%, 07/20/2022	1,100,000	1,115,198
Series 2019-2, Class B,
2.89%, 03/20/2023	1,000,000	1,006,898
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class C,
2.77%, 07/17/2023	2,515,000	2,515,157
Series 2018-2, Class C,
3.31%, 12/18/2023	2,100,000	2,134,422
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,021,600
Series 2019-1, Class C,
3.52%, 09/16/2024	2,790,000	2,849,953
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	863,399	885,907
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,840,000	1,837,718
Series 2017-B, Class C,
2.44%, 05/15/2024	1,000,000	996,933
Invitation Homes Trust
Series 2018-SFR2, Class D,
1-Month LIBOR + 1.45%, 3.78% (B), 06/17/2037 (A)	3,000,000	2,990,284
Series 2018-SFR4, Class D,
1-Month LIBOR + 1.65%, 3.96% (B), 01/17/2038 (A)	2,400,000	2,399,993
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	605,724	603,171
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	344,843	340,967
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	776,259	773,322
Progress Residential Trust
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (A)	1,750,000	1,762,453
Series 2018-SFR2, Class D,
4.34%, 08/17/2035 (A)	2,000,000	2,062,920
Santander Drive Auto Receivables Trust
Series 2016-3, Class D,
2.80%, 08/15/2022	2,755,000	2,764,763
Series 2017-3, Class D,
3.20%, 11/15/2023	3,000,000	3,020,293
Sierra Timeshare Conduit Receivables Funding LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	330,339	332,568

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	$ 182,357	$ 182,078
Series 2015-3A, Class B,
3.08%, 09/20/2032 (A)	706,834	705,562
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	694,984	709,715
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	644,948
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A,
2.56%, 11/25/2031 (A)	2,500,000	2,524,718
Verizon Owner Trust
Series 2018-1A, Class C,
3.20%, 09/20/2022 (A)	1,530,000	1,547,771
Series 2018-A, Class B,
3.38%, 04/20/2023	1,500,000	1,538,293
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	738,880
Series 2019-B, Class C,
2.60%, 12/20/2023	1,535,000	1,538,808
Volvo Financial Equipment LLC
Series 2018-1A, Class C,
3.06%, 12/15/2025 (A)	2,500,000	2,511,445
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	676,339
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	1,260,990	1,256,589
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,516,138
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	632,661
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class B,
3.43%, 03/15/2024	1,700,000	1,726,470
World Omni Select Auto Trust
Series 2018-1A, Class C,
3.86%, 01/15/2025 (A)	1,500,000	1,538,814

Total Asset-Backed Securities (Cost $99,419,246)		100,615,075

CORPORATE DEBT SECURITIES - 36.9%
Aerospace & Defense - 0.7%
General Dynamics Corp.
3.00%, 05/11/2021	1,590,000	1,614,606

Airlines - 2.3%
America West Airlines Pass-Through Trust
7.10%, 10/02/2022	1,371,848	1,413,005
American Airlines Pass-Through Trust
4.95%, 07/15/2024	1,474,929	1,547,496
United Airlines Pass-Through Trust
4.63%, 03/03/2024	2,340,428	2,404,322

		5,364,823

Banks - 11.0%
Banco del Estado de Chile
2.67%, 01/08/2021 (A)	1,150,000	1,150,012
3.88%, 02/08/2022 (A)	1,552,000	1,608,750
Bank of America Corp.
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	2,450,000	2,485,948

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of Montreal
3.10%, 04/13/2021, MTN	$ 1,160,000	$ 1,177,621
Bank of Nova Scotia
2.70%, 03/07/2022	1,270,000	1,282,902
Barclays Bank PLC
5.14%, 10/14/2020	1,000,000	1,025,340
Barclays PLC
2.75%, 11/08/2019	1,000,000	999,053
3-Month LIBOR + 2.11%, 4.66% (B), 08/10/2021	635,000	649,633
Citigroup, Inc.
4.05%, 07/30/2022	3,425,000	3,561,308
HSBC Bank NA
4.88%, 08/24/2020	2,252,000	2,306,277
HSBC USA, Inc.
5.00%, 09/27/2020	265,000	272,284
Huntington National Bank
3.25%, 05/14/2021	3,000,000	3,042,482
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,000,000	1,001,840
3.38%, 05/01/2023	1,249,000	1,280,763
Manufacturers & Traders Trust Co.
1-Month LIBOR + 1.22%, 3.46% (B), 12/28/2020	1,760,000	1,760,995
Wells Fargo & Co.
3.07%, 01/24/2023	2,415,000	2,450,323

		26,055,531

Biotechnology - 1.5%
AbbVie, Inc.
2.50%, 05/14/2020	2,700,000	2,699,718
2.90%, 11/06/2022	930,000	938,245

		3,637,963

Capital Markets - 2.8%
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.78%, 3.04% (B), 10/31/2022	3,500,000	3,509,876
Morgan Stanley
4.88%, 11/01/2022	3,000,000	3,204,589

		6,714,465

Chemicals - 1.0%
DuPont de Nemours, Inc.
3-Month LIBOR + 1.11%, 3.63% (B), 11/15/2023	2,400,000	2,419,062

Consumer Finance - 2.6%
Capital One Financial Corp.
3.50%, 06/15/2023	965,000	996,400
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	1,351,000	1,351,515
8.13%, 01/15/2020	1,000,000	1,024,208
General Motors Financial Co., Inc.
4.15%, 06/19/2023	2,200,000	2,273,109
Volkswagen Group of America Finance LLC
4.00%, 11/12/2021 (A)	500,000	515,498

		6,160,730

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.00%, 06/30/2022	2,245,000	2,278,937

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.7%
Georgia Power Co.
2.40%, 04/01/2021	$ 1,095,000	$ 1,094,764
Mississippi Power Co.
3-Month LIBOR + 0.65%, 2.96% (B), 03/27/2020	1,625,000	1,625,463
Southern California Edison Co.
3.40%, 06/01/2023	1,250,000	1,279,328

		3,999,555

Equity Real Estate Investment Trusts - 2.0%
Simon Property Group, LP
4.13%, 12/01/2021	2,000,000	2,072,074
SL Green Operating Partnership, LP
3-Month LIBOR + 0.98%, 3.50% (B), 08/16/2021	2,650,000	2,650,656

		4,722,730

Food Products - 1.4%
Campbell Soup Co.
3-Month LIBOR + 0.63%, 3.04% (B), 03/15/2021	3,300,000	3,300,557

Health Care Providers & Services - 0.4%
Cigna Corp.
3.40%, 09/17/2021 (A)	905,000	920,981

Household Durables - 1.0%
Panasonic Corp.
2.54%, 07/19/2022 (A)	2,400,000	2,400,151

Insurance - 1.6%
Allstate Corp.
3-Month LIBOR + 0.43%, 2.76% (B), 03/29/2021	800,000	801,459
Aon Corp.
5.00%, 09/30/2020	1,000,000	1,029,261
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	2,000,000	2,029,580

		3,860,300

Media - 0.9%
Comcast Corp.
3.45%, 10/01/2021	1,160,000	1,189,080
Interpublic Group of Cos., Inc.
4.00%, 03/15/2022	1,025,000	1,054,571

		2,243,651

Metals & Mining - 0.8%
ArcelorMittal
5.13%, 06/01/2020 (C)	1,869,000	1,907,195

Oil, Gas & Consumable Fuels - 3.1%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
5.50%, 10/15/2019	1,512,000	1,516,632
6.25%, 10/15/2022	2,628,000	2,692,149
Energy Transfer Operating, LP
7.50%, 10/15/2020	2,000,000	2,112,206
Kinder Morgan, Inc.
3.05%, 12/01/2019	1,025,000	1,026,021

		7,347,008

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.3%
Union Pacific Corp.
2.95%, 03/01/2022	$ 825,000	$ 838,087

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 3.01% (B), 10/05/2021	1,285,000	1,285,429

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
5.00%, 03/30/2020	734,000	745,649

Total Corporate Debt Securities (Cost $86,832,097)		87,817,410

FOREIGN GOVERNMENT OBLIGATION - 0.4%
Republic of Korea - 0.4%
Export-Import Bank of Korea
3-Month LIBOR + 0.46%, 2.74% (B), 10/21/2019	1,000,000	1,000,306

Total Foreign Government Obligation (Cost $1,000,021)		1,000,306

MORTGAGE-BACKED SECURITIES - 9.5%
Benchmark Mortgage Trust, Interest Only STRIPS
Series 2019-B12, Class XA,
1.21% (B), 08/15/2052 (D)	35,914,000	2,766,990
BX Commercial Mortgage Trust
Series 2018-BIOA, Class C,
1-Month LIBOR + 1.12%, 3.45% (B), 03/15/2037 (A)	2,200,000	2,201,353
Series 2018-IND, Class D,
1-Month LIBOR + 1.30%, 3.63% (B), 11/15/2035 (A)	1,299,398	1,300,213
BX Trust
Series 2018-MCSF, Class D,
1-Month LIBOR + 1.45%, 3.78% (B), 04/15/2035 (A)	2,000,000	1,989,991
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class D,
1-Month LIBOR + 1.60%, 3.93% (B), 07/15/2032 (A)	1,900,000	1,903,569
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month LIBOR + 2.05%, 4.45% (B), 06/15/2034 (A)	2,700,000	2,704,221
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B,
1-Month LIBOR + 1.23%, 3.56% (B), 05/15/2036 (A)	1,800,000	1,804,508
DBCG Mortgage Trust
Series 2018-BIOD, Class D,
1-Month LIBOR + 1.30%, 3.63% (B), 05/15/2035 (A)	2,784,417	2,783,520
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class D,
4.07% (B), 02/10/2029 (A)	2,000,000	2,018,240

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
USB Commercial Mortgage Trust
Series 2018-C11, Class XA,
0.81% (B), 06/15/2051	$ 32,740,265	$ 1,805,721
Series 2019-C16, Class XA,
1.56% (B), 04/15/2052	12,486,322	1,396,719

Total Mortgage-Backed Securities (Cost $22,560,783)		22,675,045

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%
Federal Home Loan Mortgage Corp.
3.50%, 06/25/2028	984,283	1,018,521
4.50%, 09/01/2026	457,305	473,775
1-Year CMT + 2.04%, 4.58% (B), 06/01/2033	620,014	649,696
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.10% (B), 05/25/2023	201,003,718	817,422
Federal National Mortgage Association
Zero Coupon (B), 10/25/2021	27,400,817	71,012
0.10% (B), 11/25/2022	63,887,119	175,089
0.21% (B), 01/25/2022	24,404,666	112,261
1.95%, 11/01/2020	2,630,000	2,622,433
Government National Mortgage Association
0.70% (B), 09/16/2059	14,612,651	926,141
4.19% (B), 12/20/2061	186,248	187,477
4.51% (B), 09/20/2063	64,304	65,271
4.56% (B), 02/20/2063	327,509	331,006
4.77% (B), 06/20/2063	276,900	279,085
4.83% (B), 05/20/2062	251,948	256,225
5.25% (B), 11/20/2060	245,530	247,207
5.30% (B), 04/20/2061	130,363	131,761
5.75%, 12/15/2022	132,700	138,165

Total U.S. Government Agency Obligations (Cost $8,745,739)		8,502,547

U.S. GOVERNMENT OBLIGATIONS - 5.1%
U.S. Treasury - 5.1%
U.S. Treasury Note
1.50%, 05/15/2020	2,200	2,190
1.75%, 11/30/2021	4,710,000	4,695,649
2.00%, 05/31/2024	2,500,000	2,518,457
2.50%, 02/15/2022	1,800,000	1,827,984
2.75%, 09/15/2021	3,000,000	3,054,258

Total U.S. Government Obligations (Cost $12,028,311)		12,098,538

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (E)	193,200	193,200

Total Other Investment Company (Cost $193,200)		193,200

Total Investments (Cost $230,779,397)		232,902,121
Net Other Assets (Liabilities) - 2.1%		4,943,936

Net Assets - 100.0%		$ 237,846,057

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$100,615,075	$—	$100,615,075
Corporate Debt Securities	—	87,817,410	—	87,817,410
Foreign Government Obligation	—	1,000,306	—	1,000,306
Mortgage-Backed Securities	—	22,675,045	—	22,675,045
U.S. Government Agency Obligations	—	8,502,547	—	8,502,547
U.S. Government Obligations	—	12,098,538	—	12,098,538
Other Investment Company	193,200	—	—	193,200

Total Investments	$193,200	$232,708,921	$—	$232,902,121

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $59,875,516, representing 25.2% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the security is on loan. The value of the security on loan is $189,312. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rate disclosed reflects the yield at July 31, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 91.6%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.13%, 01/15/2023 (A)	$ 5,720,000	$ 5,805,800
7.88%, 04/15/2027 (A)	1,705,000	1,726,312
Triumph Group, Inc.
5.25%, 06/01/2022 (B)	4,732,000	4,684,680
7.75%, 08/15/2025 (B)	3,390,000	3,398,475

		15,615,267

Airlines - 1.2%
American Airlines Group, Inc.
5.00%, 06/01/2022 (A)	879,000	904,359
5.50%, 10/01/2019 (A)	3,211,000	3,221,596
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	3,498,317	3,562,336
5.63%, 07/15/2022 (A)	2,004,768	2,051,680
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	540,107	552,692
6.90%, 10/19/2023	1,677,055	1,741,621
United Airlines Holdings, Inc.
4.25%, 10/01/2022	615,000	630,375
4.88%, 01/15/2025	3,468,000	3,624,060
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,237,468	1,271,251

		17,559,970

Auto Components - 0.8%
Dana, Inc.
6.00%, 09/15/2023	3,305,000	3,375,231
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	1,656,000	1,570,550
5.00%, 05/31/2026 (B)	2,803,000	2,796,413
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (A)	2,244,000	2,321,867
8.50%, 05/15/2027 (A)	2,408,000	2,447,130

		12,511,191

Banks - 4.0%
Bank of America Corp.
Fixed until 06/20/2024 (C), 5.13% (D)	3,507,000	3,546,629
Barclays PLC
Fixed until 06/20/2029, 5.09% (D), 06/20/2030	1,675,000	1,694,587
Fixed until 09/15/2023 (C), 7.75% (D)	4,982,000	5,075,412
Fixed until 06/15/2024 (C), 8.00% (D)	1,512,000	1,588,054
BNP Paribas SA
Fixed until 03/14/2022 (C), 6.75% (A) (D)	3,950,000	4,127,750
Fixed until 03/30/2021 (C), 7.63% (A) (D)	2,298,000	2,421,586
CIT Group, Inc.
4.75%, 02/16/2024	666,000	706,793
5.00%, 08/15/2022	3,080,000	3,264,800
Citigroup, Inc.
Fixed until 03/27/2020 (C), 5.88% (D)	6,078,000	6,161,572
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	5,632,000	5,804,833
JPMorgan Chase & Co.
3-Month LIBOR + 3.47%, 5.74% (D), 10/30/2019 (C)	3,348,000	3,364,740

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	$ 5,585,000	$ 5,853,918
Fixed until 09/27/2025 (C), 7.50% (D)	709,000	742,323
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021 (C), 8.63% (D)	3,660,000	3,893,325
Societe Generale SA
Fixed until 09/13/2021 (C), 7.38% (A) (D)	5,338,000	5,558,192
UniCredit SpA
6.57%, 01/14/2022 (A)	4,270,000	4,569,470

		58,373,984

Beverages - 0.4%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	5,510,000	5,647,750

Building Products - 2.4%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	10,127,000	9,544,697
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	2,078,000	2,150,730
6.75%, 06/01/2027 (A)	5,498,000	5,786,645
Cornerstone Building Brands, Inc.
8.00%, 04/15/2026 (A) (B)	9,908,000	9,660,300
Griffon Corp.
5.25%, 03/01/2022	8,224,000	8,193,160

		35,335,532

Capital Markets - 1.2%
Credit Suisse Group AG
Fixed until 12/18/2024 (C), 6.25% (A) (D)	1,350,000	1,421,717
Fixed until 09/12/2025 (C), 7.25% (A) (D)	2,450,000	2,621,500
Fixed until 07/17/2023 (C), 7.50% (A) (D)	1,875,000	1,992,188
Fixed until 12/11/2023 (C), 7.50% (A) (D)	6,403,000	7,062,509
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (D), 09/03/2019 (C)	1,048,000	856,122
Goldman Sachs Group, Inc.
3-Month LIBOR + 3.88%, 6.43% (D), 09/03/2019 (C)	4,162,000	4,172,405

		18,126,441

Chemicals - 2.0%
Eagle Intermediate Global Holding BV / Ruyi Finance LLC
7.50%, 05/01/2025 (A)	3,304,000	3,105,760
Hexion, Inc.
7.88%, 07/15/2027 (A)	3,450,000	3,415,500
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	8,059,000	8,302,382
5.25%, 06/01/2027 (A)	5,869,000	6,120,017
OCI NV
6.63%, 04/15/2023 (A)	1,434,000	1,491,360
Olin Corp.
5.13%, 09/15/2027	3,692,000	3,712,112
5.63%, 08/01/2029	2,736,000	2,807,820

		28,954,951

Commercial Services & Supplies - 1.9%
Ashtead Capital, Inc.
5.25%, 08/01/2026 (A)	3,642,000	3,805,890

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	$ 2,356,000	$ 2,400,764
5.75%, 07/15/2027 (A)	4,288,000	4,330,880
6.38%, 04/01/2024 (A) (B)	2,208,000	2,307,360
Garda World Security Corp.
8.75%, 05/15/2025 (A)	6,008,000	6,143,180
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	5,624,000	5,631,030
Stericycle, Inc.
5.38%, 07/15/2024 (A)	3,060,000	3,195,680

		27,814,784

Communications Equipment - 0.9%
CommScope Technologies LLC
5.00%, 03/15/2027 (A)	779,000	657,040
6.00%, 06/15/2025 (A)	7,578,000	6,895,980
CommScope, Inc.
5.50%, 03/01/2024 (A)	1,255,000	1,270,687
6.00%, 03/01/2026 (A)	1,685,000	1,703,451
8.25%, 03/01/2027 (A) (B)	1,679,000	1,653,815
Nokia OYJ
3.38%, 06/12/2022	1,764,000	1,791,906

		13,972,879

Construction & Engineering - 1.8%
Abengoa Abenewco 2 SAU
PIK Rate 1.50%, Cash Rate 0.00%, 04/26/2024 (A) (E)	3,870,800	97,738
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	2,725,000	2,650,063
9.88%, 04/01/2027 (A)	5,933,000	6,288,980
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	3,447,000	3,447,000
William Lyon Homes, Inc.
5.88%, 01/31/2025	4,442,000	4,442,000
6.00%, 09/01/2023	2,000,000	2,015,000
6.63%, 07/15/2027 (A)	3,890,000	3,870,550
7.00%, 08/15/2022 2/7/2018 - 5/9/2018 (F)	4,219,000	4,225,328

		27,036,659

Consumer Finance - 1.9%
Ally Financial, Inc.
3.88%, 05/21/2024	2,474,000	2,554,405
5.75%, 11/20/2025 (B)	1,627,000	1,816,139
8.00%, 03/15/2020	1,425,000	1,469,531
Altice Financing SA
7.50%, 05/15/2026 (A)	6,692,000	7,009,870
Navient Corp.
5.00%, 10/26/2020	2,713,000	2,768,956
5.88%, 10/25/2024	3,955,000	4,053,875
6.50%, 06/15/2022	3,408,000	3,628,498
6.63%, 07/26/2021	1,020,000	1,082,036
Springleaf Finance Corp.
7.13%, 03/15/2026	2,705,000	3,038,053
8.25%, 12/15/2020	551,000	587,674

		28,009,037

Containers & Packaging - 3.6%
ARD Finance SA
PIK Rate 7.88%, Cash Rate, 7.13%, 09/15/2023 (E)	3,766,000	3,878,980

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	$ 3,857,000	$ 3,982,352
7.25%, 05/15/2024 (A)	4,840,000	5,108,717
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026	5,514,000	5,668,392
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	2,805,000	2,489,438
7.88%, 07/15/2026 (A)	2,956,000	2,675,180
Greif, Inc.
6.50%, 03/01/2027 (A)	4,228,000	4,407,690
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	4,931,000	4,923,357
7.25%, 04/15/2025 (A)	1,207,000	1,143,633
OI European Group BV
4.00%, 03/15/2023 (A)	2,545,000	2,557,725
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	3,860,000	4,154,325
6.38%, 08/15/2025 (A)	820,000	895,081
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,307,690
5.75%, 10/15/2020	2,175,647	2,183,544
6.88%, 02/15/2021	1,429,467	1,433,040
7.00%, 07/15/2024 (A)	3,080,000	3,187,800
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A) (G)	1,239,000	1,277,719
8.50%, 08/15/2027 (A) (G)	389,000	410,508

		52,685,171

Diversified Consumer Services - 0.0% (H)
Sotheby’s
4.88%, 12/15/2025 (A)	555,000	577,200

Diversified Financial Services - 3.0%
Avation Capital SA
6.50%, 05/15/2021 (A)	3,305,000	3,395,888
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,600,999
5.00%, 08/01/2024 (A)	1,639,000	1,726,605
5.25%, 11/15/2021 (A)	1,514,000	1,582,130
5.75%, 11/15/2023 (A)	1,520,000	1,597,900
Dana Financing Sarl
5.75%, 04/15/2025 (A)	10,882,000	11,018,025
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.09% (D), 12/21/2065 (A)	8,362,000	5,853,400
ILFC E-Capital Trust II
1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 4.34% (D), 12/21/2065 (A)	1,171,000	837,265
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	5,770,000	5,914,250
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	5,688,000	5,815,980
5.50%, 05/15/2029 (A)	5,405,000	5,537,422

		44,879,864

Diversified Telecommunication Services - 4.0%
CenturyLink, Inc.
5.80%, 03/15/2022	3,843,000	3,996,720

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
CenturyLink, Inc. (continued)
6.45%, 06/15/2021	$ 1,564,000	$ 1,640,323
6.75%, 12/01/2023 (B)	2,368,000	2,555,427
7.50%, 04/01/2024	1,917,000	2,098,521
Frontier Communications Corp.
7.63%, 04/15/2024	6,057,000	3,339,224
8.50%, 04/01/2026 (A)	1,542,000	1,506,842
8.75%, 04/15/2022	2,766,000	1,673,430
9.00%, 08/15/2031	5,484,000	2,975,070
11.00%, 09/15/2025 (B)	2,696,000	1,567,050
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	347,516
6.63%, 08/01/2026	2,391,000	2,578,598
7.63%, 06/15/2021	6,342,000	6,808,898
Intelsat Jackson Holdings SA
8.00%, 02/15/2024 (A)	1,247,000	1,295,446
8.50%, 10/15/2024 (A)	5,849,000	5,834,962
9.50%, 09/30/2022 (A)	2,165,000	2,527,638
Level 3 Financing, Inc.
5.38%, 01/15/2024	2,314,000	2,345,517
Level 3 Parent LLC
5.75%, 12/01/2022	3,801,000	3,829,508
Sprint Capital Corp.
8.75%, 03/15/2032	3,669,000	4,554,146
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	5,423,000	5,558,575
Virgin Media Finance PLC
6.00%, 10/15/2024 (A)	2,000,000	2,077,500

		59,110,911

Electric Utilities - 0.6%
Elwood Energy LLC
8.16%, 07/05/2026	4,180,631	4,556,888
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (A)	2,213,000	2,243,429
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	1,343,000	1,374,896

		8,175,213

Energy Equipment & Services - 2.1%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	5,472,000	4,924,800
7.50%, 04/01/2025 (A)	1,431,000	1,423,845
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025	3,859,000	3,916,885
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	2,935,000	2,912,987
6.75%, 08/01/2022	5,420,000	5,514,200
KCA Deutag Finance PLC
9.63%, 04/01/2023 (A) (B)	5,055,000	3,437,400
Noble Holding International, Ltd.
6.05%, 03/01/2041	2,288,000	1,201,200
8.95%, 04/01/2045 (B)	2,283,000	1,426,875
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (A)	2,591,000	2,597,478
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 09/01/2027 (A)	3,012,000	3,132,209

		30,487,879

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.3%
Netflix, Inc.
5.38%, 11/15/2029 (A)	$ 851,000	$ 895,678
5.88%, 11/15/2028	3,851,000	4,226,472

		5,122,150

Equity Real Estate Investment Trusts - 2.5%
CBL & Associates, LP
5.25%, 12/01/2023 (B)	7,893,000	5,761,890
5.95%, 12/15/2026	22,000	15,561
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (A)	1,890,000	1,986,863
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	9,877,000	9,951,077
6.00%, 08/15/2023	2,000,000	2,038,780
iStar, Inc.
5.25%, 09/15/2022	1,438,000	1,461,252
6.00%, 04/01/2022	4,917,000	5,039,925
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027 (A)	2,539,000	2,739,606
SBA Communications Corp.
4.00%, 10/01/2022	1,665,000	1,687,894
4.88%, 07/15/2022	6,000,000	6,060,120

		36,742,968

Food & Staples Retailing - 1.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP
5.75%, 03/15/2025	4,674,000	4,767,480
6.63%, 06/15/2024	3,659,000	3,814,508
7.50%, 03/15/2026 (A) (B)	2,843,000	3,132,631
Rite Aid Corp.
6.13%, 04/01/2023 (A)	5,990,000	5,054,062

		16,768,681

Food Products - 1.6%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	1,794,000	1,852,305
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (A)	8,022,000	8,423,100
Post Holdings, Inc.
5.00%, 08/15/2026 (A)	4,143,000	4,231,039
5.50%, 12/15/2029 (A)	1,120,000	1,132,600
5.63%, 01/15/2028 (A)	2,756,000	2,835,235
8.00%, 07/15/2025 (A)	4,454,000	4,765,780

		23,240,059

Health Care Providers & Services - 4.8%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (B)	1,445,000	1,430,550
6.25%, 03/31/2023	2,212,000	2,117,990
8.00%, 03/15/2026 (A)	8,385,000	8,039,119
8.13%, 06/30/2024 (A) (B)	1,120,000	851,200
DaVita, Inc.
5.13%, 07/15/2024	3,669,000	3,665,404
5.75%, 08/15/2022	3,863,000	3,903,562
Encompass Health Corp.
5.75%, 11/01/2024 - 09/15/2025	8,688,000	8,898,162
HCA Healthcare, Inc.
6.25%, 02/15/2021	3,888,000	4,074,080
HCA, Inc.
5.88%, 02/15/2026 - 02/01/2029	10,528,000	11,719,990
7.50%, 02/15/2022 - 11/06/2033	7,670,000	8,526,544

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.38%, 10/01/2021	$ 2,745,000	$ 2,796,469
5.13%, 05/01/2025	1,268,000	1,263,511
6.00%, 10/01/2020	1,503,000	1,546,211
6.75%, 06/15/2023 (B)	2,401,000	2,464,026
8.13%, 04/01/2022	8,270,000	8,838,562

		70,135,380

Hotels, Restaurants & Leisure - 7.4%
Boyd Gaming Corp.
6.00%, 08/15/2026	1,911,000	1,996,995
6.38%, 04/01/2026	2,760,000	2,911,800
6.88%, 05/15/2023	6,165,000	6,373,069
Boyne, Inc.
7.25%, 05/01/2025 (A)	4,944,000	5,388,960
GLP Capital, LP / GLP Financing II, Inc.
5.25%, 06/01/2025	3,831,000	4,114,877
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (A)	2,537,000	2,606,768
5.13%, 05/01/2026	4,585,000	4,763,173
International Game Technology PLC
6.25%, 02/15/2022 - 01/15/2027 (A)	7,217,000	7,613,377
6.50%, 02/15/2025 (A)	946,000	1,035,870
Marriott Ownership Resorts, Inc. / ILG LLC
6.50%, 09/15/2026	4,201,000	4,506,833
MGM Resorts International
5.50%, 04/15/2027	4,189,000	4,441,555
5.75%, 06/15/2025	6,384,000	6,900,785
6.63%, 12/15/2021	3,881,000	4,201,609
NCL Corp., Ltd.
4.75%, 12/15/2021 (A)	4,102,000	4,166,319
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	5,046,000	5,121,690
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	3,947,000	4,035,808
8.25%, 03/15/2026 (A)	5,211,000	5,577,229
10.00%, 12/01/2022	6,492,000	6,768,040
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	10,609,000	10,980,315
6.25%, 05/15/2025 (A)	4,926,000	5,073,780
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (A) (I) (J) (K) (L) (M)	1,066,313	0
Wyndham Destinations, Inc.
4.25%, 03/01/2022	1,780,000	1,801,716
5.40%, 04/01/2024	6,321,000	6,652,852
5.75%, 04/01/2027	2,681,000	2,851,914

		109,885,334

Household Durables - 2.8%
Beazer Homes, Inc.
5.88%, 10/15/2027 (B)	4,635,000	4,241,025
6.75%, 03/15/2025	699,000	692,010
7.25%, 02/01/2023	268,000	262,640
8.75%, 03/15/2022	2,633,000	2,727,314
Century Communities, Inc.
5.88%, 07/15/2025	7,937,000	7,976,685
6.75%, 06/01/2027 (A)	4,386,000	4,534,027
KB Home
7.50%, 09/15/2022	4,108,000	4,590,690
7.63%, 05/15/2023	5,380,000	5,998,700
Lennar Corp.
4.75%, 11/29/2027	3,513,000	3,688,650
5.00%, 06/15/2027	2,778,000	2,927,318

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Meritage Homes Corp.
5.13%, 06/06/2027	$ 2,829,000	$ 2,935,088
7.15%, 04/15/2020	953,000	976,825

		41,550,972

Independent Power & Renewable Electricity Producers - 1.2%
Calpine Corp.
5.25%, 06/01/2026 (A)	4,839,000	4,887,487
6.00%, 01/15/2022 (A)	5,079,000	5,117,093
NRG Energy, Inc.
7.25%, 05/15/2026	2,823,000	3,047,767
Vistra Energy Corp.
7.63%, 11/01/2024	3,843,000	4,030,346

		17,082,693

Insurance - 1.4%
Genworth Holdings, Inc.
4.80%, 02/15/2024 (B)	2,000,000	1,840,000
4.90%, 08/15/2023 (B)	2,924,000	2,719,320
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.64% (D), 02/12/2067 (A)	8,676,000	7,504,740
Lincoln National Corp.
3-Month LIBOR + 2.36%, 4.88% (D), 05/17/2066
	9,729,000	8,075,070

		20,139,130

IT Services - 0.5%
First Data Corp.
5.00%, 01/15/2024 (A)	2,523,000	2,584,814
5.75%, 01/15/2024 (A)	4,320,000	4,444,416

		7,029,230

Leisure Products - 0.3%
Mattel, Inc.
3.15%, 03/15/2023 (B)	1,554,000	1,495,725
5.45%, 11/01/2041	1,400,000	1,162,000
6.75%, 12/31/2025 (A)	2,012,000	2,115,155

		4,772,880

Machinery - 1.3%
Colfax Corp.
6.00%, 02/15/2024 (A)	2,885,000	3,055,395
6.38%, 02/15/2026 (A)	845,000	904,421
Meritor, Inc.
6.25%, 02/15/2024	8,976,000	9,245,280
Novelis Corp.
5.88%, 09/30/2026 (A)	1,793,000	1,857,996
6.25%, 08/15/2024 (A)	3,525,000	3,692,508

		18,755,600

Media - 8.6%
Adelphia Communications Corp.
9.25%, 10/01/2049 (J) (M) (N)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (J) (M) (N)	1,460,000	102
Altice France SA
7.38%, 05/01/2026 (A)	8,459,000	9,014,122
Altice SA
7.63%, 02/15/2025 (A)	1,450,000	1,421,058
Cablevision Systems Corp.
8.00%, 04/15/2020	2,116,000	2,182,125

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	$ 3,937,000	$ 4,040,543
5.25%, 03/15/2021	785,000	789,239
5.38%, 06/01/2029 (A)	1,590,000	1,647,638
5.50%, 05/01/2026 (A)	4,777,000	4,991,965
5.75%, 01/15/2024	13,362,000	13,645,942
5.75%, 02/15/2026 (A)	6,537,000	6,886,468
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	12,213,000	12,463,723
9.25%, 02/15/2024 2/7/2019 - 2/12/2019 (A) (F)	4,291,000	4,655,735
CSC Holdings LLC
6.50%, 02/01/2029 (A)	1,200,000	1,323,000
6.63%, 10/15/2025 (A)	7,331,000	7,789,188
7.50%, 04/01/2028 (A)	1,901,000	2,093,476
7.75%, 07/15/2025 (A) (B)	2,536,000	2,726,200
10.88%, 10/15/2025 (A)	2,107,000	2,400,020
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A) (G)	2,259,000	2,295,709
6.63%, 08/15/2027 (A) (G)	1,522,000	1,555,294
DISH DBS Corp.
5.00%, 03/15/2023	5,072,000	4,894,480
5.88%, 07/15/2022	975,000	985,501
6.75%, 06/01/2021	3,254,000	3,387,251
7.75%, 07/01/2026	10,256,000	10,050,880
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (A)	1,978,000	2,035,955
5.50%, 07/01/2029 (A)	1,598,000	1,671,908
Unitymedia GmbH
6.13%, 01/15/2025 (A)	4,782,000	4,979,258
Univision Communications, Inc.
5.13%, 05/15/2023 (A)	9,356,000	9,288,637
Ziggo Bond Co. BV
6.00%, 01/15/2027 (A)	3,225,000	3,270,150
Ziggo BV
5.50%, 01/15/2027 (A)	3,752,000	3,841,110

		126,326,768

Metals & Mining - 3.5%
Alcoa Nederland Holding BV
7.00%, 09/30/2026 (A)	3,945,000	4,226,081
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	3,126,000	3,204,150
5.75%, 03/01/2025 (B)	710,000	721,005
5.88%, 06/01/2027 (A)	3,403,000	3,420,015
Constellium SE
5.75%, 05/15/2024 (A)	1,839,000	1,894,170
6.63%, 03/01/2025 (A) (B)	6,214,000	6,509,165
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (A)	1,918,000	1,898,820
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,500,000	1,537,800
5.45%, 03/15/2043	5,050,000	4,684,885
6.88%, 02/15/2023	4,751,000	5,000,427
Mineral Resources, Ltd.
8.13%, 05/01/2027 (A)	3,492,000	3,666,251
New Gold, Inc.
6.25%, 11/15/2022 (A)	2,858,000	2,729,390
6.38%, 05/15/2025 (A) (B)	4,117,000	3,561,205
Teck Resources, Ltd.
6.00%, 08/15/2040	6,513,000	7,115,020
6.25%, 07/15/2041	643,000	726,962

		50,895,346

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 10.8%
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.88%, 02/01/2025	$ 2,789,000	$ 2,579,825
Callon Petroleum Co.
6.13%, 10/01/2024	5,722,000	5,593,369
6.38%, 07/01/2026	1,680,000	1,638,000
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (B)	2,263,000	2,222,266
8.25%, 07/15/2025	4,208,000	4,208,000
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	2,801,000	3,081,380
Cheniere Energy Partners, LP
5.63%, 10/01/2026	3,609,000	3,816,517
Chesapeake Energy Corp.
7.00%, 10/01/2024 (B)	2,717,000	2,221,148
7.50%, 10/01/2026 (B)	1,835,000	1,440,475
8.00%, 06/15/2027 (B)	5,422,000	4,337,600
Continental Resources, Inc.
5.00%, 09/15/2022	3,397,000	3,418,734
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	5,254,000	5,175,190
DCP Midstream Operating, LP
5.38%, 07/15/2025	851,000	903,141
DCP Midstream, LP
Fixed until 12/15/2022 (C), 7.38% (D)	3,349,000	3,296,957
Denbury Resources, Inc.
7.75%, 02/15/2024 (A) (B)	1,903,000	1,393,948
9.00%, 05/15/2021 (A)	4,262,000	4,016,935
eG Global Finance PLC
6.75%, 02/07/2025 (A)	3,662,000	3,675,732
EP Energy LLC / Everest Acquisition Finance, Inc.
7.75%, 05/15/2026 (A)	3,079,000	2,746,468
8.00%, 11/29/2024 (A)	1,526,000	1,010,975
Gulfport Energy Corp.
6.00%, 10/15/2024	1,670,000	1,285,733
6.38%, 05/15/2025 - 01/15/2026	5,590,000	4,267,940
HighPoint Operating Corp.
8.75%, 06/15/2025	4,089,000	3,802,770
Kinder Morgan, Inc.
8.05%, 10/15/2030, MTN	2,486,000	3,272,886
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	667,473
10.50%, 05/15/2027 (A)	2,410,000	2,120,800
NuStar Logistics, LP
4.80%, 09/01/2020	7,306,000	7,406,457
5.63%, 04/28/2027	2,956,000	3,051,065
6.00%, 06/01/2026	531,000	560,205
6.75%, 02/01/2021	2,632,000	2,750,440
Oasis Petroleum, Inc.
6.25%, 05/01/2026 (A) (B)	2,399,000	2,272,813
6.88%, 03/15/2022	5,870,000	5,842,704
Parkland Fuel Corp.
5.88%, 07/15/2027 (A)	2,935,000	3,019,381
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,791,335
5.38%, 01/15/2025 (A)	3,704,000	3,750,522
PDC Energy, Inc.
6.13%, 09/15/2024	5,709,000	5,637,637
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A)	4,416,000	4,062,720
SM Energy Co.
6.13%, 11/15/2022	3,265,000	3,191,537
6.63%, 01/15/2027 (B)	2,373,000	2,067,476
6.75%, 09/15/2026	812,000	730,800

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.
7.50%, 04/01/2026 (B)	$ 4,043,000	$ 3,537,625
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025 (B)	2,540,000	2,184,400
Summit Midstream Partners, LP
Fixed until 12/15/2022 (C), 9.50% (D)	4,110,000	3,072,225
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	3,140,000	3,183,175
5.13%, 02/01/2025	4,256,000	4,383,680
5.88%, 04/15/2026	2,030,000	2,143,579
6.50%, 07/15/2027 (A)	1,228,000	1,337,010
6.75%, 03/15/2024	5,238,000	5,421,330
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	811,000	68,935
7.13%, 04/15/2025 (A)	3,098,000	247,840
Whiting Petroleum Corp.
5.75%, 03/15/2021	3,427,000	3,431,284
6.63%, 01/15/2026 (B)	3,734,000	3,519,295
WPX Energy, Inc.
5.25%, 09/15/2024	3,026,000	3,041,130
8.25%, 08/01/2023	4,190,000	4,713,750

		158,614,612

Paper & Forest Products - 0.6%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	1,500,000	1,537,500
Norbord, Inc.
6.25%, 04/15/2023 (A)	6,267,000	6,643,020

		8,180,520

Pharmaceuticals - 2.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	935,000	1,029,762
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (A)	1,745,000	1,814,800
5.88%, 05/15/2023 (A)	4,234,000	4,264,485
6.13%, 04/15/2025 (A)	7,228,000	7,435,805
6.50%, 03/15/2022 (A)	866,000	897,826
7.00%, 01/15/2028 (A)	1,755,000	1,818,619
Endo Dac / Endo Finance LLC
6.00%, 07/15/2023 (A)	8,012,000	5,087,620
Endo Finance LLC / Endo Finco, Inc.
5.38%, 01/15/2023 (A)	1,221,000	775,335
Par Pharmaceutical, Inc.
7.50%, 04/01/2027 (A)	2,019,000	1,832,242
Teva Pharmaceutical Finance III BV
2.20%, 07/21/2021	1,000,000	938,450
6.75%, 03/01/2028 (B)	4,473,000	4,003,335

		29,898,279

Real Estate Management & Development - 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A) (B)	1,448,000	1,216,320
9.38%, 04/01/2027 (A) (B)	652,000	563,980

		1,780,300

Road & Rail - 1.0%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (A)	3,558,000	3,780,731
5.25%, 05/15/2024 (A)	850,000	912,407

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Hertz Corp.
5.50%, 10/15/2024 (A)	$ 6,240,000	$ 6,130,800
6.25%, 10/15/2022	1,515,000	1,530,302
7.13%, 08/01/2026 (A) (G)	2,038,000	2,081,409
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022 (A)	971,000	1,024,978

		15,460,627

Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	4,620,000	4,754,944

Software - 0.7%
Infor, Inc.
6.50%, 05/15/2022	7,346,000	7,474,555
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	3,281,000	3,391,734

		10,866,289

Specialty Retail - 1.1%
L Brands, Inc.
5.25%, 02/01/2028 (B)	700,000	648,375
6.75%, 07/01/2036	4,502,000	3,950,505
6.88%, 11/01/2035	6,144,000	5,468,160
7.50%, 06/15/2029	1,182,000	1,186,846
Staples, Inc.
7.50%, 04/15/2026 (A)	5,076,000	5,190,210

		16,444,096

Technology Hardware, Storage & Peripherals - 1.7%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (A)	2,628,000	2,673,420
7.13%, 06/15/2024 (A)	6,511,000	6,885,405
8.35%, 07/15/2046 (A)	2,901,000	3,698,786
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	69,000	67,534
Seagate HDD Cayman
4.25%, 03/01/2022 (B)	1,855,000	1,895,653
4.75%, 01/01/2025 (B)	1,044,000	1,058,858
4.88%, 03/01/2024	3,868,000	3,961,914
Western Digital Corp.
4.75%, 02/15/2026 (B)	5,178,000	5,119,747

		25,361,317

Trading Companies & Distributors - 1.1%
United Rentals North America, Inc.
4.63%, 10/15/2025	2,696,000	2,736,440
5.50%, 07/15/2025 - 05/15/2027	9,294,000	9,670,001
6.50%, 12/15/2026	3,657,000	3,975,891

		16,382,332

Wireless Telecommunication Services - 2.0%
Sprint Corp.
7.13%, 06/15/2024	10,138,000	11,101,110
7.25%, 09/15/2021	3,268,000	3,509,015
7.63%, 03/01/2026	1,850,000	2,067,430
T-Mobile, Inc.
4.00%, 04/15/2022 (B)	1,493,000	1,519,128
4.50%, 02/01/2026	2,854,000	2,907,512
6.50%, 01/15/2024	1,882,000	1,950,223

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Wind Tre SpA
5.00%, 01/20/2026 (A)	$ 6,258,000	$ 6,196,984

		29,251,402

Total Corporate Debt Securities (Cost $1,354,178,724)		1,350,316,592

LOAN ASSIGNMENTS - 1.6%
Machinery - 0.2%
Cortes NP Acquisition Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 6.33% (D), 11/30/2023	3,723,168	3,537,010

Software - 0.9%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 6.58% (D), 12/15/2024	6,909,924	6,646,483
Infor, Inc.
Term Loan B6,
3-Month LIBOR + 2.75%, 5.08% (D), 02/01/2022	6,968,899	6,977,610

		13,624,093

Wireless Telecommunication Services - 0.5%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.75% (D), 02/02/2024	6,068,957	6,048,729
Term Loan B,
1-Month LIBOR + 3.00%, 5.25% (D), 02/02/2024	1,051,265	1,050,608

		7,099,337

Total Loan Assignments (Cost $24,595,637)		24,260,440

	Shares	Value
COMMON STOCKS - 0.5%
Chemicals - 0.3%
Hexion Holdings Corp., Class B (K)	273,716	4,037,311

Electric Utilities - 0.2%
Homer City Generation LLC (F) (J) (K) (M)	270,659	2,758,015

Software - 0.0% (H)
ASG WT Corp. (J) (K) (M)	1,265	74,420

Total Common Stocks (Cost $22,546,736)		6,869,746

PREFERRED STOCKS - 1.1%
Banks - 1.0%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.30% (D)	569,050	15,000,158

	Shares	Value
PREFERRED STOCKS (continued)
Building Products - 0.1%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (E) (F) (J) (M)	11,675,323	$ 1,868,052

Total Preferred Stocks (Cost $26,030,994)		16,868,210

WARRANT - 0.0% (H)
Building Products - 0.0% (H)
Associated Materials Group, Inc. (F) (I) (J) (K) (M)
Exercise Price $0,
Expiration Date 11/17/2023	116,602	0

Total Warrant (Cost $16,134)		0

OTHER INVESTMENT COMPANY - 4.3%
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (O)	63,323,085	63,323,085

Total Other Investment Company (Cost $63,323,085)		63,323,085

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
Fixed Income Clearing Corp., 1.45% (O), dated 07/31/2019, to be repurchased at $65,118,365 on 08/01/2019. Collateralized by U.S. Government Obligations, 1.13% - 2.50%, due 02/28/2021, and with a total value of $66,418,476.	$ 65,115,742	65,115,742

Total Repurchase Agreement (Cost $65,115,742)		65,115,742

Total Investments (Cost $1,555,807,052)		1,526,753,815
Net Other Assets (Liabilities) - (3.5)%		(51,844,105)

Net Assets - 100.0%		$ 1,474,909,710

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,350,316,399	$193	$1,350,316,592
Loan Assignments	—	24,260,440	—	24,260,440
Common Stocks	—	4,037,311	2,832,435	6,869,746
Preferred Stocks	15,000,158	—	1,868,052	16,868,210
Warrant	—	—	—	—
Other Investment Company	63,323,085	—	—	63,323,085
Repurchase Agreement	—	65,115,742	—	65,115,742

Total Investments	$78,323,243	$1,443,729,892	$4,700,680	$1,526,753,815

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $664,569,002, representing 45.1% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $62,007,488. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	Restricted securities. At July 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value		Value as Percentage of Net Assets
Corporate Debt Securities	William Lyon Homes, Inc. 7.00%, 08/15/2022	2/7/2018 - 5/9/2018	$4,339,974	$4,225,328		0.3%
Corporate Debt Securities	Clear Channel Worldwide Holdings, Inc. 9.25%, 02/15/2024	2/7/2019 - 2/12/2019	4,352,838	4,655,735		0.3
Common Stocks	Homer City Generation LLC	8/21/2017	13,906,767	2,758,015		0.2
Preferred Stocks	Associated Materials Group, Inc., 0.00%	6/30/2017 - 6/30/2019	11,305,953	1,868,052		0.1
Warrant	Associated Materials Group, Inc., 11/17/2023	3/24/2017	16,134	0	(I)	0.0	(H)

Total			$33,921,664	$13,507,130		0.9%

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Rounds to less than $1 or $(1).
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2019, the total value of securities is $4,700,680, representing 0.3% of the Fund’s net assets.
(K)	Non-income producing securities.
(L)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2019, the value of this security is $0, representing less than 0.1% of the Fund net assets.
(M)	Securities are Level 3 of the fair value hierarchy.
(N)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(O)	Rates disclosed reflect the yields at July 31, 2019.
(P)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 1.6%
Construction & Engineering - 0.3%
CalAtlantic Group, Inc.
5.88%, 11/15/2024	$ 350,000	$ 358,750

Diversified Consumer Services - 0.7%
Empire Springs Charter School, Inc.
5.75%, 09/15/2019 (A) (B) (C)	750,000	750,000

Food & Staples Retailing - 0.6%
Ingles Markets, Inc.
5.75%, 06/15/2023	582,000	593,640

Total Corporate Debt Securities (Cost $1,668,267)		1,702,390

MUNICIPAL GOVERNMENT OBLIGATIONS - 90.2%
Alabama - 0.6%
Alabama Industrial Development Authority, Revenue Bonds,
6.45%, 12/01/2023	175,000	177,621
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	50,000	51,272
Series B,
7.38%, 12/01/2030	365,000	376,282

		605,175

Arizona - 2.6%
Arizona Industrial Development Authority, Revenue Bonds,
Series B,
5.13%, 01/01/2054	50,000	54,766
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (D)	600,000	639,786
Series A,
4.00%, 07/01/2022 (D)	500,000	499,460
Industrial Development Authority of the County of Pima, Revenue Bonds,
6.95%, 07/01/2041	150,000	150,248
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (D)	500,000	517,455
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	122,335
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (D)	750,000	783,900

		2,767,950

Arkansas - 0.0% (E)
Saline County Property Owners Improvement District No. 49, General Obligation Limited,
Series A,
5.75%, 02/01/2036	15,000	15,008

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 9.6%
Butte County Housing Authority, Revenue Bonds,
Series A,
7.25%, 10/01/2030	$ 50,000	$ 50,258
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (F), 06/01/2046	260,000	261,971
5.75%, 06/01/2029	15,000	15,164
5.88%, 06/01/2035	180,000	181,866
Series A,
5.88%, 06/01/2043	45,000	45,650
California Municipal Finance Authority, Revenue Bonds
5.00%, 01/01/2049	1,000,000	1,179,160
Series A,
5.50%, 06/01/2038 (D)	700,000	782,110
California Public Finance Authority, Revenue Bonds,
5.00%, 06/15/2049 (D)	250,000	255,717
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048	950,000	1,062,147
Series A,
5.25%, 12/01/2056 (D)	500,000	560,395
Series B,
6.00%, 12/01/2024	90,000	97,204
California Statewide Financing Authority, Revenue Bonds
6.00%, 05/01/2037	25,000	25,178
Series A,
5.63%, 05/01/2029	30,000	30,223
City of Beaumont, Special Tax,
5.00%, 09/01/2049	385,000	436,933
Cypress School District, General Obligation Unlimited,
Zero Coupon (F), 08/01/2050	100,000	87,347
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2026 - 06/01/2047	3,350,000	3,528,604
Palomar Health, Revenue Bonds,
5.00%, 11/01/2028	45,000	53,203
Santa Barbara Unified School District, General Obligation Unlimited,
Series B,
5.00%, 08/01/2044	500,000	612,480
Santee School District, General Obligation Unlimited,
Series E, AGM,
Zero Coupon, 05/01/2051	150,000	48,321
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	60,000	60,331
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
4.75%, 06/01/2025	15,000	15,089
5.13%, 06/01/2046	90,000	90,229
Upland Community Facilities District, Special Tax,
Series A,
3.50%, 09/01/2049	600,000	594,468

		10,074,048

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado - 6.8%
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.00%, 12/01/2051	$ 290,000	$ 295,864
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047	500,000	521,160
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	937,000	960,922
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/15/2053	250,000	276,785
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,086,510
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047	500,000	516,605
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	517,525
Fronterra Village Metropolitan District No. 2, General Obligation Limited,
AGC,
5.00%, 12/01/2037	25,000	25,017
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	415,000	441,630
Painted Prairie Metropolitain District No. 2, General Obligation Limited,
5.25%, 12/01/2048	2,000,000	2,055,080
Park 70 Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2048	250,000	268,430
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	60,000	89,284
Town of Frisco Marina Enterprise Revenue, Revenue Bonds,
5.00%, 12/01/2048	150,000	157,261

		7,212,073

Connecticut - 0.3%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series J,
5.00%, 07/01/2042	205,000	219,959
South Central Connecticut Regional Water Authority, Revenue Bonds,
AGM,
4.50%, 08/01/2038	10,000	10,018
Town of North Haven, General Obligation Unlimited,
2.25%, 06/01/2024	65,000	65,053

		295,030

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia - 1.1%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	$ 100,000	$ 114,325
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	10,000	11,214
6.75%, 05/15/2040	1,000,000	1,035,060
Series A,
Zero Coupon, 06/15/2046	100,000	16,872

		1,177,471

Florida - 1.4%
County of Lake, Revenue Bonds,
5.00%, 01/15/2054 (D)	825,000	864,534
Northern Palm Beach County Improvement District, Special Assessment
4.50%, 08/01/2031	50,000	50,813
5.13%, 08/01/2022	10,000	10,184
Santa Rosa Bay Bridge Authority, Revenue Bonds,
ACA-CBI, NATL-IBC,
Zero Coupon, 07/01/2020	19,663	19,064
Sarasota National Community Development District, Special Assessment,
5.30%, 05/01/2039	25,000	25,015
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (G), 08/01/2047	500,000	506,880

		1,476,490

Georgia - 0.3%
Atlanta Development Authority, Revenue Bonds,
Series A, ACA,
6.25%, 07/01/2036	20,000	20,098
Gainesville & Hall County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 08/15/2054	215,000	248,641

		268,739

Hawaii - 0.3%
State of Hawaii, General Obligation Unlimited,
5.00%, 06/01/2026	30,000	30,092
State of Hawaii Department of Transportation, Revenue Bonds,
5.63%, 11/15/2027	295,000	299,168

		329,260

Idaho - 1.5%
Idaho Housing & Finance Association, Revenue Bonds
Series A,
5.00%, 06/01/2035	285,000	315,911
6.00%, 07/01/2049 - 07/01/2054 (D)	1,155,000	1,311,995

		1,627,906

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 12.8%
Chicago Board of Education, General Obligation Unlimited
Series A,
5.50%, 12/01/2039	$ 25,000	$ 26,121
Series A, AGM,
5.00%, 12/01/2035	550,000	647,570
City of Belleville, Revenue Bonds,
Series B,
7.88%, 05/01/2029	275,000	228,913
City of Chicago, General Obligation Unlimited
7.52%, 01/01/2040	205,000	239,057
AMBAC,
5.00%, 01/01/2029	175,000	175,625
Series A,
5.00%, 01/01/2033 - 01/01/2044	1,285,000	1,400,517
6.00%, 01/01/2038	1,170,000	1,369,660
Series A, AGM,
4.75%, 01/01/2036	70,000	70,160
5.00%, 01/01/2026	70,000	71,231
Series A, NATL,
5.00%, 01/01/2029	30,000	30,101
Series B,
5.43%, 01/01/2042	1,450,000	1,415,127
6.21%, 01/01/2032	25,000	27,001
Series C,
Zero Coupon, 01/01/2024	145,000	127,794
5.00%, 01/01/2026 - 01/01/2038	1,015,000	1,101,435
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	50,000	50,142
Series D,
4.30%, 01/01/2024	30,000	30,069
City of Chicago Waterworks Revenue, Revenue Bonds,
5.00%, 11/01/2026	40,000	43,910
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	178,000	190,289
4.20%, 12/01/2027	361,000	411,991
Harvard Special Service Area No. 5, Special Assessment,
4.65%, 02/01/2020	105,000	105,156
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	440,000	459,932
Series A,
5.00%, 07/01/2020	50,000	50,830
Lake County School District No. 38, General Obligation Unlimited,
AMBAC,
Zero Coupon, 02/01/2020	60,000	59,354
Lombard Public Facilities Corp., Revenue Bonds,
Series A-2, ACA-CBI,
5.50%, 01/01/2025	50,000	49,195
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited,
BAM,
4.50%, 12/01/2042	320,000	338,554
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B,
5.00%, 06/15/2052	15,000	15,725
Series B, AGM,

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (continued)
5.00%, 06/15/2050	$ 160,000	$ 164,608
Series B2,
5.00%, 06/15/2050	15,000	15,220
5.20%, 06/15/2050	25,000	25,409
Northern Illinois University, Revenue Bonds,
AGM,
7.95%, 04/01/2035	175,000	180,364
South Sangamon Water Commission, General Obligation Unlimited,
6.13%, 01/01/2041	35,000	35,279
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	125,000	128,817
Southern Illinois University, Revenue Bonds
Series A, AGM,
4.50%, 04/01/2027	25,000	25,082
5.25%, 04/01/2020	135,000	135,445
Series A, NATL,
Zero Coupon, 04/01/2026 - 04/01/2027	175,000	141,801
Series B1,
4.00%, 04/01/2035	20,000	19,365
State of Illinois, General Obligation Unlimited
Zero Coupon (F), 06/01/2033	680,000	622,894
4.13%, 03/01/2028	30,000	30,835
6.63%, 02/01/2035	25,000	29,126
6.75%, 03/01/2029	115,000	129,404
7.10%, 07/01/2035	140,000	168,323
7.35%, 07/01/2035	20,000	23,911
Series A,
5.00%, 05/01/2041	535,000	589,367
Village of North Riverside, Revenue Bonds,
AGM,
3.63%, 12/01/2030	565,000	583,131
Village of Rosemont, General Obligation Unlimited,
Series A, AGC,
6.00%, 12/01/2035	15,000	17,941
Village of Thayer, Revenue Bonds,
Zero Coupon, 05/01/2025	55,000	38,793
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,480,000	1,495,599
Western Illinois University, Certificate of Participation
6.00%, 10/01/2025	15,000	14,969
6.38%, 10/01/2029	30,000	29,791
Western Illinois University, Revenue Bonds,
3.70%, 04/01/2026	10,000	9,571
Will County Community High School District No. 210, General Obligation Unlimited
Series A,
3.38%, 01/01/2033	15,000	13,262
5.00%, 01/01/2027	55,000	58,316

		13,462,082

Indiana - 1.9%
East Chicago Sanitary District, Revenue Bonds,
4.00%, 07/15/2031	1,320,000	1,425,178

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Hamilton County Redevelopment Commission, Tax Allocation,
5.00%, 02/01/2025	$ 70,000	$ 70,123
Indiana Finance Authority, Revenue Bonds
5.00%, 10/01/2044	420,000	449,761
6.00%, 12/01/2019	25,000	25,319
Series A,
4.00%, 11/15/2026	20,000	21,221
Series B,
6.00%, 08/01/2039	50,000	50,188

		2,041,790

Iowa - 0.5%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	90,000	91,374
Series C,
5.38%, 06/01/2038	145,000	145,006
5.50%, 06/01/2042	100,000	100,002
5.63%, 06/01/2046	215,000	215,002

		551,384

Kansas - 0.4%
City of Wichita, Revenue Bonds,
Series A,
6.25%, 05/15/2034	235,000	235,357
Kansas Rural Water Finance Authority, Revenue Bonds,
4.25%, 03/01/2038	25,000	25,476
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	175,000	130,394

		391,227

Kentucky - 0.3%
County of Ohio, Revenue Bonds,
Series A,
6.00%, 07/15/2031	215,000	220,250
Edmonson County Industrial Building Revenue, Revenue Bonds,
5.00%, 03/01/2027	20,000	20,031
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,044
Kentucky Economic Development Finance Authority, Revenue Bonds
5.00%, 02/01/2030 - 02/01/2040	50,000	50,663

		315,988

Louisiana - 0.0% (E)
Parish of St. Charles, Revenue Bonds,
Fixed until 06/01/2022, 4.00% (G), 12/01/2040	30,000	31,625

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts - 0.9%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	$ 500,000	$ 559,725
Massachusetts Housing Finance Agency, Revenue Bonds,
Series A,
4.10%, 12/01/2055	375,000	387,517

		947,242

Michigan - 1.5%
County of Wayne, Revenue Bonds,
9.25%, 12/01/2025	275,000	297,195
Dearborn Brownfield Redevelopment Authority, General Obligation Limited,
Series A, AGC,
5.50%, 05/01/2039	25,000	25,080
Detroit Local Development Finance Authority, Tax Allocation,
Series A, ACA-CBI,
5.50%, 05/01/2021	50,000	50,150
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	555,000	555,733
5.25%, 06/01/2022	15,000	15,019
6.00%, 06/01/2048	670,000	673,618

		1,616,795

Minnesota - 7.0%
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	86,706
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	383,636
City of International Falls, Revenue Bonds,
5.65%, 12/01/2022	65,000	65,974
City of Minneapolis, Revenue Bonds,
Series A,
5.00%, 07/01/2047	200,000	211,970
City of St. Paul Park, Revenue Bonds
3.25%, 09/01/2026	485,000	501,776
3.50%, 09/01/2027	500,000	521,765
3.70%, 09/01/2028	500,000	523,825
3.80%, 09/01/2029	340,000	356,813
4.00%, 09/01/2032	400,000	420,060
4.10%, 09/01/2033	200,000	210,100
4.13%, 09/01/2034 - 09/01/2035	730,000	764,659
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	209,028
4.50%, 07/01/2028	650,000	661,967
5.00%, 07/01/2036 - 12/01/2050	1,765,000	1,811,158
Series B,
5.25%, 04/01/2043	400,000	410,548
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2041	200,000	200,970

		7,340,955

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi - 0.0% (E)
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 06/01/2021	$ 30,000	$ 29,858
Mississippi Home Corp., Revenue Bonds,
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,254

		35,112

Missouri - 0.3%
City of Manchester, Tax Allocation,
6.88%, 11/01/2039	50,000	50,120
Missouri State Health & Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 02/01/2042	250,000	277,937

		328,057

Montana - 0.2%
City of Forsyth, Revenue Bonds,
Series A,
Fixed until 03/01/2031, 3.90% (G)	135,000	141,890
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,024

		166,914

Nevada - 0.2%
City of Reno, Special Assessment,
7.25%, 12/01/2025	45,000	45,011
County of Clark, Special Assessment,
4.00%, 08/01/2022	175,000	181,390

		226,401

New Jersey - 3.4%
City of Atlantic City, General Obligation Unlimited,
Series A, BAM,
5.00%, 03/01/2032	150,000	178,156
Essex County Improvement Authority, Revenue Bonds
Series A,
5.00%, 12/01/2035 (H)	500,000	388,750
5.13%, 12/01/2045 (H)	30,000	23,325
New Jersey Economic Development Authority, Revenue Bonds
5.75%, 09/15/2027	400,000	443,444
Series A,
5.13%, 09/01/2052 (D)	760,000	820,694
Series B,
6.50%, 04/01/2031 (B)	10,000	11,695
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series B,
6.88%, 12/15/2039	325,000	328,211
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,320,000	1,428,174

		3,622,449

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 4.9%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	$ 500,000	$ 539,615
New York City Industrial Development Agency, Revenue Bonds
FGIC,
CPI + 0.89%, 2.68% (G), 03/01/2027	20,000	20,626
NATL,
4.75%, 03/01/2046	135,000	135,185
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	15,000	15,008
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2045	290,000	289,995
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	850,000	901,884
Series C,
3.75%, 06/01/2045	2,225,000	2,044,909
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	118,868
New York Transportation Development Corp., Revenue Bonds,
Series A,
5.25%, 01/01/2050	860,000	955,537
Port Authority of New York & New Jersey, Revenue Bonds,
AGM-CR,
6.50%, 12/01/2028	50,000	50,728
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	65,336

		5,137,691

North Dakota - 0.2%
Burleigh County Health Care Revenue, Revenue Bonds,
5.00%, 05/01/2037	250,000	261,358

Ohio - 7.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,275,000	1,249,143
5.38%, 06/01/2024	75,000	74,102
5.88%, 06/01/2030 - 06/01/2047	545,000	535,354
6.00%, 06/01/2042	100,000	99,374
6.50%, 06/01/2047	890,000	897,200
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	1,455,000	1,497,937
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B)	20,000	20,057
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (D)	100,000	100,082

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	$ 100,000	$ 110,972
County of Montgomery, Revenue Bonds
6.00%, 04/01/2038 (D)	2,000,000	2,210,120
Series A,
5.75%, 11/15/2021	500,000	525,165
State of Ohio, Revenue Bonds,
5.60%, 08/01/2032	40,000	40,076

		7,359,582

Oregon - 0.2%
Oregon State Facilities Authority, Revenue Bonds,
Series B,
6.75%, 06/15/2022 (D)	160,000	164,250

Pennsylvania - 1.7%
Blythe Township Solid Waste Authority, Revenue Bonds,
7.75%, 12/01/2037	565,000	639,281
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039	150,000	172,203
Dallas Area Municipal Authority, Revenue Bonds,
5.00%, 05/01/2048	250,000	278,545
Montgomery County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 01/15/2029	25,000	26,709
Pennsylvania Turnpike Commission, Revenue Bonds,
5.00%, 12/01/2040	500,000	589,230
School District of Philadelphia, General Obligation Unlimited,
Series A, NATL,
4.38%, 06/01/2034	80,000	80,198
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	13,171

		1,799,337

Puerto Rico - 10.8%
Children’s Trust Fund, Revenue Bonds
5.38%, 05/15/2033	25,000	25,404
5.50%, 05/15/2039	55,000	56,037
5.63%, 05/15/2043	45,000	45,848
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	106,262
AGM,
5.13%, 07/01/2030	265,000	272,947
5.25%, 07/01/2020	100,000	102,029
AGM-CR,
4.50%, 07/01/2023	15,000	15,047
5.00%, 07/01/2028	30,000	30,818
Series A, AGC-ICC,
5.00%, 07/01/2022 - 07/01/2033	605,000	621,209
5.25%, 07/01/2030	55,000	56,656
5.50%, 07/01/2029	245,000	273,856
Series A, AGM,
4.00%, 07/01/2022	140,000	142,972
4.13%, 07/01/2023 - 07/01/2024	50,000	50,885
5.00%, 07/01/2035	265,000	275,913

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
5.38%, 07/01/2025	$ 170,000	$ 178,748
Series A-4, AGM,
5.00%, 07/01/2031	170,000	172,706
5.25%, 07/01/2030	50,000	50,899
Series B, AGC-ICC,
5.00%, 07/01/2035	400,000	408,056
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	240,000	249,161
5.38%, 07/01/2028	30,000	31,025
5.50%, 07/01/2032	145,000	149,750
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	195,000	200,320
5.13%, 07/01/2047	390,000	401,883
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	740,000	742,139
5.00%, 07/01/2027	210,000	215,752
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	315,000	315,050
3.65%, 07/01/2024	195,000	195,002
Series RR, AGC,
5.00%, 07/01/2028	165,000	169,501
Series SS, AGM,
5.00%, 07/01/2030	85,000	87,045
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	270,984
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,685
Series UU, AGC,
4.25%, 07/01/2027	310,000	310,679
5.00%, 07/01/2026	165,000	169,541
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	500,000	510,999
Series V, AGM,
5.25%, 07/01/2027	70,000	76,701
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	56,500
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	86,712
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,255
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	320,476
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	84,262
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	580,000	594,467
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	197,571
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	305,000	313,394
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,089
5.00%, 07/01/2030	30,000	30,722
Series L, AGC,
4.00%, 07/01/2020	170,000	171,549
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	162,317
Series N, AGC,
5.25%, 07/01/2036	115,000	126,901

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	$ 165,000	$ 182,650
Series Y, AGM,
6.25%, 07/01/2021	100,000	104,400
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	140,000	141,960
5.00%, 08/01/2019 - 08/01/2030	1,015,000	1,038,431
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	61,036
Series C, AGM,
5.25%, 08/01/2019	85,000	85,000
Puerto Rico Public Buildings Authority, Revenue Bonds
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	21,709
Series I, AGC-ICC,
5.00%, 07/01/2036	240,000	244,642
Series K, AGM,
5.25%, 07/01/2027	190,000	193,182
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	67,179

		11,337,913

Rhode Island - 0.6%
Providence Redevelopment Agency, Revenue Bonds,
Series A,
5.00%, 04/01/2020	250,000	255,317
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2035	300,000	332,454

		587,771

South Carolina - 0.5%
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022	470,000	475,264
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
Series A, NATL,
4.38%, 08/01/2037	15,000	15,006

		490,270

Tennessee - 0.1%
Tennessee Housing Development Agency, Revenue Bonds,
3.05%, 07/01/2027	95,000	101,351

Texas - 3.9%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.63%, 08/15/2046	250,000	252,630
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	600,000	670,572
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2034	35,000	35,099
City of Houston Airport System Revenue, Revenue Bonds,
5.00%, 07/01/2029	150,000	167,946

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Harris County-Houston Sports Authority, Revenue Bonds
NATL,
Zero Coupon, 11/15/2023	$ 30,000	$ 27,852
Klein Independent School District, General Obligation Unlimited,
4.88%, 08/01/2039	10,000	10,000
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2047	1,450,000	1,500,197
5.25%, 01/01/2035	20,000	20,124
Series A,
3.38%, 08/15/2021 (D)	730,000	735,504
Series A1,
5.00%, 07/01/2046	55,000	62,267
Series D,
6.00%, 07/01/2026	105,000	107,158
North Fort Bend Water Authority, Revenue Bonds,
AGC,
5.25%, 12/15/2034	10,000	10,146
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	465,019
Round Rock Independent School District, General Obligation Unlimited,
5.25%, 08/01/2034	65,000	65,000
Texas State Student Housing Corp., Revenue Bonds,
6.75%, 07/01/2021	5,000	5,002

		4,134,516

U. S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority, Revenue Bonds
NATL,
4.00%, 10/01/2020	5,000	5,034
Series A, AGM-CR,
5.00%, 10/01/2032	415,000	451,421

		456,455

Utah - 0.4%
Utah Charter School Finance Authority, Revenue Bonds,
5.00%, 04/15/2030 (D)	420,000	423,965

Virginia - 0.7%
Buena Vista Public Recreational Facilities Authority, Revenue Bonds,
Series A, ACA,
5.50%, 07/15/2035 (H)	50,000	47,651
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	25,000	25,111
6.00%, 01/01/2027	50,000	50,209
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	375,000	413,329

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B1,
5.00%, 06/01/2047	$ 190,000	$ 188,584
Virginia College Building Authority, Revenue Bonds,
4.25%, 04/01/2020	20,000	20,049

		744,933

Washington - 0.1%
King County Housing Authority, Revenue Bonds,
2.15%, 05/01/2020	65,000	65,336

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	100,000	100,927

Wisconsin - 4.7%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 (B)	25,000	25,947
5.00%, 06/15/2053	200,000	223,336
Series A,
5.00%, 06/15/2049 (D)	90,000	92,924
Series A, AGM,
5.00%, 07/01/2054 - 07/01/2058	2,145,000	2,439,068
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039	500,000	536,410
Class B,
4.38%, 07/01/2038	850,000	875,780
Class C,
7.00%, 07/01/2043	750,000	751,028

		4,944,493

Total Municipal Government Obligations (Cost $91,309,030)		95,037,319

	Shares	Value
PREFERRED STOCK - 0.4%
Insurance - 0.4%
Enstar Group, Ltd.,
Series D, Fixed until 09/01/2028, 7.00% (G)	16,000	$ 423,840

Total Preferred Stock (Cost $400,000)		423,840

INVESTMENT COMPANIES - 0.7%
U.S. Fixed Income Funds - 0.7%
MFS Multimarket Income Trust	114,783	672,628
PIMCO New York Municipal Income Fund II	2,600	30,082
Putnam Managed Municipal Income Trust (I)	5,000	39,500

Total Investment Companies (Cost $669,211)		742,210

OTHER INVESTMENT COMPANY - 0.0% (E)
Securities Lending Collateral - 0.0% (E)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (J)	32,175	32,175

Total Other Investment Company (Cost $32,175)		32,175

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corp., 1.45% (J), dated 07/31/2019, to be repurchased at $6,232,149 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $6,360,713.	$ 6,231,898	6,231,898

Total Repurchase Agreement (Cost $6,231,898)		6,231,898

Total Investments (Cost $100,310,581)		104,169,832
Net Other Assets (Liabilities) - 1.2%		1,249,755

Net Assets - 100.0%		$ 105,419,587

SECURITY VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$952,390	$750,000	$1,702,390
Municipal Government Obligations	—	95,037,319	—	95,037,319
Preferred Stock	423,840	—	—	423,840
Investment Companies	742,210	—	—	742,210
Other Investment Company	32,175	—	—	32,175
Repurchase Agreement	—	6,231,898	—	6,231,898

Total Investments	$1,198,225	$102,221,607	$750,000	$104,169,832

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2019, the value of the security is $750,000, representing 0.7% of the Fund’s net assets.
(B)	Restricted securities. At July 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Empire Springs Charter School, Inc. 5.75%, 09/15/2019	06/22/2018	$750,010	$750,000	0.7%
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	10,535	11,695	0.0	(E)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,057	0.0	(E)
Municipal Government Obligations	Public Finance Authority Revenue Bonds 5.00%, 04/01/2022	05/01/2017	25,171	25,947	0.0	(E)

Total			$805,778	$807,699	0.7%

(C)	Security is Level 3 of the fair value hierarchy.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $10,762,891, representing 10.2% of the Fund’s net assets.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2019; the maturity dates disclosed are the ultimate maturity dates.
(G)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2019, the total value of such securities is $459,726, representing 0.4% of the Fund’s net assets.
(I)	All or a portion of the security is on loan. The value of the security on loan is $30,888. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(J)	Rates disclosed reflect the yields at July 31, 2019.
(K)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(L)	Level 3 securities were not considered significant to the Fund.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
RE	Reinsured

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.3%
STORE Master Funding I-VII
Series 2018-1A, Class A1,
3.96%, 10/20/2048 (A)	$ 393,802	$ 399,788

Total Asset-Backed Security (Cost $393,700)		399,788

CORPORATE DEBT SECURITIES - 20.3%
Banks - 10.3%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (B), 08/16/2019 (C)	726,000	625,267
Bank of America Corp.
CPI-YoY + 1.10%, 3.10% (B), 11/19/2024, MTN	1,000,000	990,000
CPI-YoY + 2.10%, 4.10% (B), 02/18/2020, MTN	400,000	400,808
4.18%, 11/25/2027, MTN	1,028,000	1,092,034
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	782,000	869,611
Barclays Bank PLC
CPI-YoY + 1.00%, 3.00% (B), 05/22/2023, MTN	2,600,000	2,585,700
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (B), 01/18/2033 (A)	321,000	308,561
Citigroup, Inc.
4.65%, 07/23/2048	1,380,000	1,623,638
Corestates Capital II
3-Month LIBOR + 0.65%, 2.95% (B), 01/15/2027 (A)	269,000	248,825
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	701,000	710,465
Danske Bank A/S
5.38%, 01/12/2024 (A)	200,000	217,708
HSBC Holdings PLC
Fixed until 05/22/2027 (C), 6.00% (B)	271,000	272,694
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 800,000	915,633
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	$ 258,000	264,219
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	1,122,000	1,166,382
SunTrust Capital III
3-Month LIBOR + 0.65%, 3.06% (B), 03/15/2028	792,000	728,640
UniCredit SpA
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	201,000	202,256
6.57%, 01/14/2022 (A)	350,000	374,547
Fixed until 04/02/2029, 7.30% (B), 04/02/2034 (A)	211,000	234,844
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 2.80% (B), 01/15/2027	308,000	284,900

		14,116,732

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products - 0.5%
Masco Corp.
3.50%, 11/15/2027	$ 744,000	$ 738,085

Capital Markets - 1.0%
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (C), 5.00% (B)	702,000	685,615
Morgan Stanley
CPI-YoY + 2.00%, 4.00% (B), 04/25/2023 - 06/09/2023, MTN	643,000	654,705

		1,340,320

Chemicals - 0.5%
Dow Chemical Co.
4.80%, 05/15/2049 (A)	545,000	578,825
RPM International, Inc.
4.25%, 01/15/2048	101,000	95,270

		674,095

Electric Utilities - 0.2%
FirstEnergy Corp.
3.90%, 07/15/2027	241,000	254,709

Equity Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	399,000	419,151

Health Care Providers & Services - 0.7%
CVS Health Corp.
4.78%, 03/25/2038	904,000	958,772

Insurance - 1.2%
Genworth Holdings, Inc.
3-Month LIBOR + 2.00%, 4.52% (B), 11/15/2066	1,350,000	837,000
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.64% (B), 02/12/2067 (A)	898,000	776,770

		1,613,770

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	180,000	182,827

Metals & Mining - 1.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	214,000	216,042
Glencore Funding LLC
4.00%, 04/16/2025 (A)	226,000	232,378
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (A)	832,000	864,723
5.75%, 11/15/2041 (A)	446,000	503,218

		1,816,361

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.63% (B), 05/15/2067	219,000	182,033

Oil, Gas & Consumable Fuels - 3.5%
Andeavor Logistics, LP
Fixed until 02/15/2023 (C), 6.88% (B)	348,000	348,000

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	$ 346,000	$ 363,104
Cenovus Energy, Inc.
4.25%, 04/15/2027 (E)	397,000	408,913
Enable Midstream Partners, LP
4.95%, 05/15/2028	253,000	262,077
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	731,000	728,778
Energy Transfer Operating, LP
5.80%, 06/15/2038	315,000	354,422
Fixed until 02/15/2023 (C), 6.25% (B)	691,000	645,712
EnLink Midstream LLC
5.38%, 06/01/2029	106,000	109,281
EnLink Midstream Partners, LP
4.85%, 07/15/2026	311,000	315,665
Fixed until 12/15/2022 (C), 6.00% (B)	133,000	103,740
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	243,000	239,831
Marathon Petroleum Corp.
3.80%, 04/01/2028	696,000	711,785
Noble Energy, Inc.
3.85%, 01/15/2028	227,000	231,746

		4,823,054

Transportation Infrastructure - 0.6%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 544,911	871,087

Total Corporate Debt Securities (Cost $27,795,678)		27,990,996

FOREIGN GOVERNMENT OBLIGATIONS - 23.1%
Australia - 2.3%
Australia Government Bond
0.75%, 11/21/2027 (D)	AUD 4,150,000	3,172,774

Canada - 2.4%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 4,027,849	3,333,672

Japan - 1.1%
Japan Government CPI Linked Bond
0.10%, 03/10/2028	JPY 161,747,200	1,548,485

Mexico - 2.4%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 17,192,166	888,372
4.50%, 12/04/2025	43,921,591	2,443,039

		3,331,411

New Zealand - 2.6%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (D)	NZD 4,500,000	3,523,008

Spain - 9.7%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 6,131,516	7,027,057
0.55%, 11/30/2019 (D)	2,098,300	2,330,586
1.00%, 11/30/2030 (D)	2,981,870	3,975,932

		13,333,575

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 2.6%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2029 - 03/22/2044 (D)	GBP 1,729,993	$ 3,590,869

Total Foreign Government Obligations (Cost $32,931,434)		31,833,794

MORTGAGE-BACKED SECURITIES - 2.1%
BANK
Series 2019-BN19, Class A3,
3.18%, 08/15/2061 (F)	$ 1,000,000	1,033,829
Benchmark Mortgage Trust
Series 2018-B7, Class A4,
4.51%, 05/15/2053	1,000,000	1,142,268
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 3.03% (B), 06/15/2034 (A)	680,000	679,788

Total Mortgage-Backed Securities (Cost $2,741,307)		2,855,885

U.S. GOVERNMENT AGENCY OBLIGATION - 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 2.20%, 4.47% (B), 09/25/2024	1,096,108	1,111,303

Total U.S. Government Agency Obligation (Cost $1,132,416)		1,111,303

U.S. GOVERNMENT OBLIGATIONS - 52.9%
U.S. Treasury Inflation-Protected Securities - 52.9%
U.S. Treasury Inflation-Indexed Bond
0.63%, 04/15/2023	4,020,627	4,057,016
0.75%, 02/15/2045	3,914,820	3,922,227
1.00%, 02/15/2046	2,593,776	2,752,613
1.38%, 02/15/2044	2,417,250	2,775,910
2.13%, 02/15/2040	1,184,760	1,529,453
2.38%, 01/15/2025	6,073,898	6,758,988
3.38%, 04/15/2032	3,173,874	4,348,500
3.88%, 04/15/2029	3,037,496	4,063,662
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2026	20,479,449	20,302,724
0.25%, 01/15/2025	1,729,840	1,728,141
0.38%, 07/15/2023 - 07/15/2027	7,537,730	7,604,631
0.50%, 01/15/2028	4,152,560	4,225,323
0.63%, 01/15/2024 - 01/15/2026	5,986,637	6,111,762
1.13%, 01/15/2021	1,990,037	1,997,130
1.25%, 07/15/2020	634,063	636,352

Total U.S. Government Obligations (Cost $70,863,000)		72,814,432

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (B)	3,100	71,052

Total Preferred Stock (Cost $74,547)		71,052

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.6%
Money Market Fund - 0.6%
State Street Institutional U.S. Government Money Market Fund	791,699	$ 791,699

Total Short-Term Investment Company (Cost $791,699)		791,699

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (G)	418,545	418,545

Total Other Investment Company (Cost $418,545)		418,545

Total Investments (Cost $137,142,326)		138,287,494
Net Other Assets (Liabilities) - (0.5)%		(699,956)

Net Assets - 100.0%		$ 137,587,538

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/10/2019	USD	1,586,051	AUD	2,260,000	$36,851	$—
JPMS	10/10/2019	USD	14,329,785	EUR	12,700,000	189,027	—
JPMS	10/10/2019	USD	2,370,049	GBP	1,893,000	59,947	—
JPMS	10/10/2019	USD	1,548,368	JPY	167,385,414	1,379	—
JPMS	10/10/2019	USD	3,128,513	MXN	60,000,000	34,440	—
JPMS	10/10/2019	USD	1,878,854	NZD	2,838,000	12,718	—

Total						$334,362	$—

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$399,788	$—	$399,788
Corporate Debt Securities	—	27,990,996	—	27,990,996
Foreign Government Obligations	—	31,833,794	—	31,833,794
Mortgage-Backed Securities	—	2,855,885	—	2,855,885
U.S. Government Agency Obligation	—	1,111,303	—	1,111,303
U.S. Government Obligations	—	72,814,432	—	72,814,432
Preferred Stock	71,052	—	—	71,052
Short-Term Investment Company	791,699	—	—	791,699
Other Investment Company	418,545	—	—	418,545

Total Investments	$1,281,296	$137,006,198	$—	$138,287,494

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$334,362	$—	$334,362

Total Other Financial Instruments	$—	$334,362	$—	$334,362

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $6,548,738, representing 4.8% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the total value of Regulation S securities is $18,379,889, representing 13.4% of the Fund’s net assets.
(E)	All or a portion of the security is on loan. The value of the security on loan is $409,661. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rate disclosed reflects the yield at July 31, 2019.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.2%
Banks - 3.5%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 08/16/2019 (B)	$ 394,000	$ 339,333
Bank of America Corp.
4.18%, 11/25/2027, MTN	508,000	539,643
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	425,000	472,615
Citigroup, Inc.
4.65%, 07/23/2048	747,000	878,882
Credit Agricole SA
3.75%, 04/24/2023 (C)	326,000	338,057
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C)	449,000	455,063
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	590,000	613,338
SunTrust Capital III
3-Month LIBOR + 0.65%, 3.06% (A), 03/15/2028	430,000	395,600
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 2.80% (A), 01/15/2027
	167,000	154,475

		4,187,006

Chemicals - 0.0% (D)
RPM International, Inc.
4.25%, 01/15/2048	54,000	50,936

Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	130,000	137,395

Equity Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	168,000	176,484

Health Care Providers & Services - 0.4%
CVS Health Corp.
4.78%, 03/25/2038	491,000	520,749

Insurance - 0.4%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 4.64% (A), 02/12/2067 (C)	487,000	421,255

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	97,000	98,524

Media - 0.1%
Comcast Corp.
4.60%, 10/15/2038	86,000	99,649

Metals & Mining - 0.4%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	452,000	469,777

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 4.63% (A), 05/15/2067	$ 119,000	$ 98,913

Oil, Gas & Consumable Fuels - 2.0%
Andeavor Logistics, LP
Fixed until 02/15/2023 (B), 6.88% (A)	189,000	189,000
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	187,000	196,244
Cenovus Energy, Inc.
4.25%, 04/15/2027 (E)	166,000	170,981
Enable Midstream Partners, LP
4.95%, 05/15/2028	169,000	175,063
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	395,793
Energy Transfer Operating, LP
5.80%, 06/15/2038	171,000	192,401
Fixed until 02/15/2023 (B), 6.25% (A)	375,000	350,422
EnLink Midstream LLC
5.38%, 06/01/2029	44,000	45,362
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	130,279
Marathon Petroleum Corp.
3.80%, 04/01/2028	378,000	386,573
Noble Energy, Inc.
3.85%, 01/15/2028	123,000	125,572

		2,357,690

Total Corporate Debt Securities (Cost $8,254,017)		8,618,378

FOREIGN GOVERNMENT OBLIGATIONS - 10.5%
Australia - 1.9%
Australia Government Bond
0.75%, 11/21/2027 (F)	AUD 3,000,000	2,293,571

Canada - 2.5%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 3,575,744	2,959,485

Japan - 1.2%
Japan Government CPI Linked Bond
0.10%, 03/10/2028	JPY 151,638,000	1,451,705

New Zealand - 1.7%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (F)	NZD 2,500,000	1,957,226

Spain - 2.7%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (F)	EUR 1,311,443	1,456,622
1.00%, 11/30/2030 (F)	1,307,838	1,743,830

		3,200,452

United Kingdom - 0.5%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 (F)	GBP 463,028	567,041

Total Foreign Government Obligations (Cost $12,217,695)		12,429,480

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 1.7%
BANK
Series 2019-BN19, Class A3,
3.18%, 08/15/2061 (G)	$ 1,000,000	$ 1,033,829
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 3.03% (A), 06/15/2034 (C)	1,000,000	999,688

Total Mortgage-Backed Securities (Cost $2,030,747)		2,033,517

U.S. GOVERNMENT OBLIGATIONS - 80.5%
U.S. Treasury Inflation-Protected Securities - 80.5%
U.S. Treasury Inflation-Indexed Bond
0.63%, 04/15/2023 - 02/15/2043	2,215,074	2,233,742
0.75%, 02/15/2042 - 02/15/2045	3,546,303	3,576,041
1.00%, 02/15/2046 - 02/15/2048	4,437,421	4,721,218
1.38%, 02/15/2044	2,252,450	2,586,657
1.75%, 01/15/2028	2,524,111	2,826,541
2.00%, 01/15/2026	2,754,556	3,059,224
2.13%, 02/15/2040 - 02/15/2041	2,805,835	3,631,141
2.38%, 01/15/2025 - 01/15/2027	4,578,142	5,187,236
2.50%, 01/15/2029	1,037,538	1,248,256
3.38%, 04/15/2032	521,381	714,340
3.63%, 04/15/2028	752,044	964,554
3.88%, 04/15/2029	2,492,304	3,334,287
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2026	29,707,544	29,454,471
0.25%, 01/15/2025	4,540,830	4,536,370
0.38%, 07/15/2023 - 07/15/2027	11,258,992	11,350,114
0.50%, 01/15/2028	1,038,070	1,056,260
0.63%, 01/15/2024 - 01/15/2026	8,500,956	8,655,125

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.75%, 07/15/2028	$ 1,020,150	$ 1,064,450
1.13%, 01/15/2021	3,687,421	3,700,565
1.25%, 07/15/2020	1,761,285	1,767,643

Total U.S. Government Obligations (Cost $94,542,829)		95,668,235

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.8%
Money Market Fund - 0.8%
State Street Institutional U.S. Government Money Market Fund	894,518	894,518

Total Short-Term Investment Company (Cost $894,518)		894,518

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (H)	174,660	174,660

Total Other Investment Company (Cost $174,660)		174,660

Total Investments (Cost $118,114,466)		119,818,788
Net Other Assets (Liabilities) - (0.8)%		(903,267)

Net Assets - 100.0%		$ 118,915,521

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/10/2019	USD	2,243,364	AUD	3,220,000	$36,098	$—
JPMS	10/10/2019	USD	3,136,630	CAD	4,110,000	18,490	—
JPMS	10/10/2019	USD	3,159,323	EUR	2,800,000	41,675	—
JPMS	10/10/2019	USD	574,671	GBP	459,000	14,536	—
JPMS	10/10/2019	USD	1,451,594	JPY	156,923,780	1,292	—
JPMS	10/10/2019	USD	1,886,799	NZD	2,850,000	12,772	—
JPMS	10/10/2019	CAD	1,000,000	USD	761,573	—	(2,902)

Total						$124,863	$(2,902)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$8,618,378	$—	$8,618,378
Foreign Government Obligations	—	12,429,480	—	12,429,480
Mortgage-Backed Securities	—	2,033,517	—	2,033,517
U.S. Government Obligations	—	95,668,235	—	95,668,235
Short-Term Investment Company	894,518	—	—	894,518
Other Investment Company	174,660	—	—	174,660

Total Investments	$1,069,178	$118,749,610	$—	$119,818,788

Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$124,863	$—	$124,863

Total Other Financial Instruments	$—	$124,863	$—	$124,863

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(2,902)	$—	$(2,902)

Total Other Financial Instruments	$—	$(2,902)	$—	$(2,902)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $2,683,840, representing 2.3% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	All or a portion of the security is on loan. The value of the security on loan is $170,953. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the total value of Regulation S securities is $8,018,290, representing 6.7% of the Fund’s net assets.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2019. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rate disclosed reflects the yield at July 31, 2019.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,220,963	$ 3,525,888
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 3.60% (B), 05/17/2031 (A)	3,500,000	3,448,945
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.23% (B), 07/18/2027 (A)	7,532,000	7,507,340
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,098,363	1,091,422
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.51% (B), 10/18/2030 (A)	15,580,000	15,545,225
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	188,732	188,670
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	978,963	981,162
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.50% (B), 01/20/2030 (A)	2,750,000	2,743,590
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	778,566	811,580
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	1,114,996	1,148,359
JG Wentworth XXXV LLC
Series 2015-2A, Class A,
3.87%, 03/15/2058 (A)	1,605,655	1,741,074
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	6,186,919	6,349,934
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	3,770,000	3,890,058
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.64% (B), 04/15/2029 (A)	3,500,000	3,500,322
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (B), 04/25/2057 (A)	1,047,996	1,043,236
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	772,887	769,206
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	2,931,169	2,898,223
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	2,751,246	2,783,101

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	$ 11,600,000	$ 11,689,082
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/15/2051 (A)	1,240,000	1,238,752
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	12,340,000	12,405,302
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	7,750,000	7,728,339
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.47% (B), 01/20/2031 (A)	3,600,000	3,594,906
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (A)	2,500,000	2,499,596
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (A)	4,700,000	4,700,471
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (A)	4,635,000	4,668,641
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	452,478	449,734
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	909,571	909,358
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	2,985,177	3,020,603
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	2,442,397	2,467,722
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	1,615,436	1,630,897
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.55% (B), 07/20/2030 (A)	6,445,000	6,442,293
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 2.75% (B), 11/25/2046 (A)	715,441	683,284
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	24,599,000	24,602,087
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	267,941	267,532
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	278,010	277,690
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	605,858	603,757
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	984,791	978,421
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	3,519,831	3,535,632
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (A)	1,714,286	1,712,948
Symphony CLO XIX, Ltd.
Series 2018-19A, Class A,
3-Month LIBOR + 0.96%, 3.28% (B), 04/16/2031 (A)	3,000,000	2,966,805

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	$ 3,269,609	$ 3,269,244
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	847,901	846,185
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	5,016,665	5,005,719
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	2,764,573	2,762,909
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	2,880,105	2,887,014
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	4,866,937	4,842,563
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	3,534,129	3,499,914
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	4,142,232	4,157,465
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	4,848,615	4,859,001
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	3,386,045	3,382,669
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	7,391,686	7,405,697
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	11,972,425	12,024,022
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	9,945,000	10,002,193
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	3,810,186	3,796,888
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	5,252,498	5,276,065
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 3.42% (B), 10/20/2028 (A)	8,060,000	8,061,765

Total Asset-Backed Securities (Cost $240,456,678)		241,120,500

CORPORATE DEBT SECURITIES - 34.8%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	5,642,000	5,636,836
United Technologies Corp.
4.13%, 11/16/2028	3,098,000	3,423,565

		9,060,401

Airlines - 1.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	1,985,724	2,011,539
3.70%, 04/01/2028	6,568,778	6,826,274
4.95%, 07/15/2024	2,968,233	3,114,270
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	4,203,134	4,402,362
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	5,753,197	5,837,769
6.82%, 02/10/2024	8,389,000	9,191,827
7.75%, 06/17/2021	255,175	260,067
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	254,156	267,684

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.75%, 03/03/2028	$ 5,686,233	$ 5,927,329
US Airways Pass-Through Trust
5.38%, 05/15/2023	2,379,576	2,470,946

		40,310,067

Auto Components - 0.2%
BorgWarner, Inc.
3.38%, 03/15/2025	3,900,000	4,007,075

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	2,725,000	2,901,211
6.25%, 10/02/2043	1,075,000	1,164,343

		4,065,554

Banks - 5.4%
AIB Group PLC
Fixed until 04/10/2024, 4.26% (B), 04/10/2025 (A)	8,172,000	8,396,982
Banco Santander SA
2.71%, 06/27/2024	7,600,000	7,566,571
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	12,459,000	12,814,999
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	6,486,000	6,682,693
Barclays Bank PLC
10.18%, 06/12/2021 (A)	8,565,000	9,646,863
BNP Paribas SA
4.40%, 08/14/2028 (A)	8,471,000	9,197,356
CIT Group, Inc.
4.13%, 03/09/2021	555,000	564,768
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	2,758,000	2,831,967
Fixed until 03/20/2029, 3.98% (B), 03/20/2030	6,902,000	7,375,180
4.50%, 01/14/2022	2,945,000	3,087,204
Commerzbank AG
8.13%, 09/19/2023 (A)	8,120,000	9,391,460
Discover Bank
3.45%, 07/27/2026	5,445,000	5,562,900
First Horizon National Corp.
3.50%, 12/15/2020	4,785,000	4,831,547
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	508,285
5.25%, 03/14/2044	790,000	934,278
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	2,945,000	2,982,132
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (B), 07/23/2024	5,333,000	5,582,676
4.13%, 12/15/2026	8,112,000	8,737,670
6.40%, 05/15/2038	4,241,000	5,919,354
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (B), 11/07/2023	5,812,000	5,781,011
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A) (C)	6,105,000	6,131,618
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	2,959,000	3,076,046
6.40%, 10/21/2019	2,607,000	2,628,216

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	$ 10,918,000	$ 11,560,759
Fixed until 06/15/2024 (D), 5.90% (B)	2,758,000	2,926,927

		144,719,462

Beverages - 1.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	2,707,000	2,855,046
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	6,551,000	7,006,399
4.75%, 01/23/2029	3,851,000	4,386,840
Constellation Brands, Inc.
3.15%, 08/01/2029	2,641,000	2,637,073
3.70%, 12/06/2026	1,404,000	1,470,174
Pernod Ricard SA
4.45%, 01/15/2022 (A)	3,146,000	3,295,795
5.75%, 04/07/2021 (A)	6,311,000	6,641,316

		28,292,643

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	2,820,000	2,838,116
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,598,000	1,679,538

		4,517,654

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022 (E)	3,647,000	3,820,367

Capital Markets - 2.5%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	3,537,000	3,589,241
3.70%, 10/15/2024	3,402,000	3,596,787
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	5,047,000	5,254,802
3.80%, 06/09/2023	5,920,000	6,137,262
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	9,121,000	9,602,143
6.75%, 10/01/2037	4,556,000	6,040,904
Lazard Group LLC
4.50%, 09/19/2028	6,486,000	6,939,755
Morgan Stanley
3.70%, 10/23/2024, MTN	6,243,000	6,546,460
Fixed until 01/23/2029, 4.43% (B), 01/23/2030, MTN	1,286,000	1,422,400
5.00%, 11/24/2025	3,998,000	4,418,207
UBS AG
7.63%, 08/17/2022	11,848,000	13,268,931

		66,816,892

Chemicals - 0.1%
Syngenta Finance NV
3.93%, 04/23/2021 (A)	3,870,000	3,931,291

Commercial Services & Supplies - 0.6%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	2,775,000	2,764,651

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
ERAC Finance LLC
2.70%, 11/01/2023 (A)	$ 4,400,000	$ 4,427,244
3.85%, 11/15/2024 (A)	3,020,000	3,187,952
Waste Management, Inc.
3.20%, 06/15/2026	5,420,000	5,636,163

		16,016,010

Communications Equipment - 0.2%
Nokia OYJ
3.38%, 06/12/2022	5,221,000	5,303,596

Construction & Engineering - 0.4%
SBA Tower Trust
3.17%, 04/09/2047 (A)	4,040,000	4,065,510
3.45%, 03/15/2048 (A)	5,806,000	5,950,843

		10,016,353

Construction Materials - 0.5%
CRH America Finance, Inc.
4.50%, 04/04/2048 (A)	2,825,000	2,852,024
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (A)	5,530,000	5,505,276
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	4,400,000	4,417,019
4.25%, 12/15/2047	1,604,000	1,513,063

		14,287,382

Consumer Finance - 1.0%
Ally Financial, Inc.
3.88%, 05/21/2024	3,094,000	3,194,555
4.13%, 03/30/2020	5,550,000	5,591,625
American Express Co.
4.05%, 12/03/2042	2,075,000	2,301,945
BMW Capital LLC
2.80%, 04/11/2026 (A)	4,784,000	4,810,867
Capital One Financial Corp.
3.30%, 10/30/2024	5,408,000	5,599,290
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (C)	4,299,000	4,335,521

		25,833,803

Containers & Packaging - 0.4%
International Paper Co.
4.75%, 02/15/2022	2,326,000	2,444,392
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,131,663
5.75%, 10/15/2020	3,900,659	3,914,818
6.88%, 02/15/2021	1,231,940	1,235,020

		9,725,893

Diversified Consumer Services - 0.2%
Nationwide Building Society
Fixed until 07/18/2029, 3.96% (B), 07/18/2030 (A)	4,206,000	4,237,872
President & Fellows of Harvard College
3.62%, 10/01/2037	651,000	694,904

		4,932,776

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.6%
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	$ 8,352,000	$ 8,787,420
AXA Equitable Holdings, Inc.
5.00%, 04/20/2048	7,539,000	7,989,666

		16,777,086

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.40%, 05/15/2025	6,204,000	6,381,638
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	1,585,000	1,579,608
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,980,000	3,199,388
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	904,200
Verizon Communications, Inc.
3.50%, 11/01/2024	10,126,000	10,604,466
5.50%, 03/16/2047	7,119,000	8,965,043

		31,634,343

Electric Utilities - 1.4%
Appalachian Power Co.
3.40%, 06/01/2025	6,562,000	6,778,702
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	557,653
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	12,058,000	12,191,825
Duke Energy Progress LLC
3.60%, 09/15/2047	2,025,000	2,064,608
Entergy Arkansas LLC
3.70%, 06/01/2024	1,110,000	1,172,826
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,541,218
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	3,366,000	3,520,529
5.30%, 06/01/2042	525,000	670,635
PacifiCorp
3.60%, 04/01/2024	4,221,000	4,428,776
5.75%, 04/01/2037	400,000	516,127
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	4,661,000	4,765,326

		38,208,225

Electronic Equipment, Instruments & Components - 0.4%
Arrow Electronics, Inc.
3.88%, 01/12/2028	3,432,000	3,417,792
Keysight Technologies, Inc.
4.55%, 10/30/2024	6,646,000	7,084,223
4.60%, 04/06/2027	550,000	589,879

		11,091,894

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	6,223,000	6,504,115
Schlumberger Investment SA
3.65%, 12/01/2023	835,000	872,246

		7,376,361

Equity Real Estate Investment Trusts - 2.0%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,000,000	2,094,611
CBL & Associates, LP
5.25%, 12/01/2023 (F)	7,049,000	5,145,770

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
EPR Properties
4.75%, 12/15/2026	$ 4,304,000	$ 4,562,100
HCP, Inc.
3.40%, 02/01/2025	1,621,000	1,665,321
3.50%, 07/15/2029	2,969,000	3,009,043
Hospitality Properties Trust
5.00%, 08/15/2022	6,379,000	6,648,529
Kilroy Realty, LP
4.25%, 08/15/2029	12,920,000	13,784,180
Life Storage, LP
4.00%, 06/15/2029	3,081,000	3,191,370
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	4,300,000	4,488,499
4.63%, 11/01/2025	2,474,000	2,674,021
WEA Finance LLC
4.13%, 09/20/2028 (A)	5,539,000	5,923,035

		53,186,479

Food & Staples Retailing - 0.5%
Sysco Corp.
3.30%, 07/15/2026	4,407,000	4,548,444
Walmart, Inc.
3.63%, 12/15/2047	7,040,000	7,581,178

		12,129,622

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
3.75%, 11/30/2026	4,467,000	4,819,849
Boston Scientific Corp.
4.70%, 03/01/2049	4,497,000	5,241,267

		10,061,116

Health Care Providers & Services - 0.8%
Cigna Corp.
4.13%, 11/15/2025 (A)	3,636,000	3,861,223
CVS Health Corp.
2.13%, 06/01/2021	3,452,000	3,428,932
4.10%, 03/25/2025	2,224,000	2,340,353
HCA Healthcare, Inc.
6.25%, 02/15/2021	1,980,000	2,074,763
HCA, Inc.
4.13%, 06/15/2029	1,389,000	1,422,850
5.25%, 04/15/2025	1,332,000	1,467,972
Quest Diagnostics, Inc.
4.20%, 06/30/2029	5,553,000	6,010,035

		20,606,128

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	4,697,000	4,899,890
Whirlpool Corp.
4.75%, 02/26/2029	2,882,000	3,149,223

		8,049,113

Industrial Conglomerates - 0.3%
General Electric Co.
6.88%, 01/10/2039, MTN	5,427,000	7,043,718

Insurance - 0.8%
Athene Global Funding
3.00%, 07/01/2022 (A)	4,653,000	4,710,284
CNA Financial Corp.
3.90%, 05/01/2029	3,303,000	3,468,922

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Lincoln National Corp.
3.63%, 12/12/2026	$ 4,597,000	$ 4,800,239
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	2,097,000	2,182,870
RenaissanceRe Finance, Inc.
3.45%, 07/01/2027	6,509,000	6,643,922

		21,806,237

Interactive Media & Services - 0.4%
Baidu, Inc.
4.38%, 05/14/2024 (F)	5,327,000	5,650,615
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (A)	5,690,000	5,824,502

		11,475,117

Internet & Direct Marketing Retail - 0.3%
Booking Holdings, Inc.
3.60%, 06/01/2026	2,772,000	2,911,269
Expedia Group, Inc.
3.80%, 02/15/2028	4,224,000	4,338,213

		7,249,482

IT Services - 0.4%
DXC Technology Co.
4.75%, 04/15/2027	3,507,000	3,767,739
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	2,250,000	2,383,117
Fiserv, Inc.
3.50%, 07/01/2029	4,073,000	4,166,760

		10,317,616

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	4,569,000	5,685,860

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	2,430,000	2,422,247

Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 01/15/2024	3,416,000	3,488,590
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,300,000	4,390,300
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (D)	3,715,000	3,817,163
NBCUniversal Media LLC
4.38%, 04/01/2021	6,297,000	6,513,387
4.45%, 01/15/2043	4,080,000	4,523,404

		22,732,844

Metals & Mining - 0.3%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	5,075,000	5,123,427
4.75%, 04/10/2027 (A)	1,105,000	1,172,038
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,127,475

		7,422,940

Multi-Utilities - 0.7%
Black Hills Corp.
4.25%, 11/30/2023	4,627,000	4,896,523

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
CMS Energy Corp.
3.88%, 03/01/2024	$ 539,000	$ 562,918
4.88%, 03/01/2044	725,000	846,932
Dominion Energy, Inc.
2.58%, 07/01/2020	3,948,000	3,948,376
DTE Electric Co.
4.30%, 07/01/2044	6,720,000	7,658,158
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,550,000	1,559,341

		19,472,248

Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	8,446,000	9,483,954
BP Capital Markets PLC
3.12%, 05/04/2026	9,549,000	9,685,535
Energy Transfer Operating, LP
4.90%, 02/01/2024	2,755,000	2,961,232
5.15%, 03/15/2045	1,238,000	1,268,232
5.95%, 10/01/2043	960,000	1,068,084
7.60%, 02/01/2024	3,005,000	3,479,214
Enterprise Products Operating LLC
4.25%, 02/15/2048	7,383,000	7,599,932
EOG Resources, Inc.
2.45%, 04/01/2020	3,127,000	3,125,993
Exxon Mobil Corp.
3.04%, 03/01/2026	7,955,000	8,263,096
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	5,190,000	5,472,687
Nexen, Inc.
5.88%, 03/10/2035	110,000	136,474
Petroleos Mexicanos
3.50%, 01/30/2023	6,930,000	6,604,359
6.88%, 08/04/2026	3,335,000	3,399,532
Petronas Capital, Ltd.
5.25%, 08/12/2019 (A)	7,450,000	7,455,216
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	2,976,000	3,110,491
Shell International Finance BV
2.50%, 09/12/2026	7,173,000	7,176,314
3.75%, 09/12/2046	2,122,000	2,263,936
Western Midstream Operating, LP
5.38%, 06/01/2021	1,956,000	2,017,936
Williams Cos., Inc.
5.40%, 03/04/2044	814,000	900,655
7.88%, 09/01/2021	796,000	878,918

		86,351,790

Pharmaceuticals - 1.0%
AstraZeneca PLC
4.00%, 01/17/2029	1,620,000	1,771,352
4.38%, 08/17/2048 (F)	3,542,000	3,992,974
Bayer Finance LLC
3.00%, 10/08/2021 (A)	3,950,000	3,971,517
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (A)	4,120,000	4,263,376
Merck & Co., Inc.
3.40%, 03/07/2029	2,849,000	3,032,868
Mylan, Inc.
4.55%, 04/15/2028 (F)	4,728,000	4,978,340
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (A)	4,474,000	5,141,156

		27,151,583

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	$ 269,000	$ 275,747
3.75%, 04/01/2024	2,294,000	2,431,909
CSX Corp.
3.80%, 11/01/2046	2,932,000	2,977,653
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (A)	9,480,000	10,241,244

		15,926,553

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.
2.88%, 05/11/2024	6,383,000	6,541,863
KLA Corp.
4.10%, 03/15/2029	4,195,000	4,523,238
Lam Research Corp.
3.75%, 03/15/2026	4,021,000	4,248,560
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (A)	2,341,000	2,510,963
QUALCOMM, Inc.
3.25%, 05/20/2027	4,454,000	4,558,875

		22,383,499

Software - 0.2%
Microsoft Corp.
3.30%, 02/06/2027	3,849,000	4,078,374

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.85%, 02/23/2023	4,155,000	4,251,161
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	3,104,000	3,431,916
Western Digital Corp.
4.75%, 02/15/2026 (F)	5,945,000	5,878,119

		13,561,196

Tobacco - 0.4%
Altria Group, Inc.
4.80%, 02/14/2029	2,983,000	3,218,862
BAT Capital Corp.
2.76%, 08/15/2022	5,654,000	5,653,284
3.22%, 08/15/2024	2,895,000	2,918,538

		11,790,684

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	3,097,000	3,195,714

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV
3.13%, 07/16/2022	3,475,000	3,531,404
4.38%, 07/16/2042 (F)	2,600,000	2,818,807
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	7,142,000	7,199,940
3.72%, 07/15/2043 (A)	3,680,000	3,784,268
Sprint Corp.
7.25%, 09/15/2021	1,520,000	1,632,100
7.88%, 09/15/2023	1,290,000	1,438,350

		20,404,869

Total Corporate Debt Securities (Cost $895,512,349)		925,250,157

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (F)	$ 1,440,000	$ 1,516,637

Colombia - 0.3%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	849,698
4.50%, 01/28/2026	6,675,000	7,185,637

		8,035,335

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	4,560,000	5,007,671
5.38%, 10/17/2023 (A)	1,500,000	1,655,715

		6,663,386

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028	6,720,000	6,797,280

Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	1,335,000	1,426,795

Peru - 0.0% (G)
Peru Government International Bond
7.35%, 07/21/2025	1,010,000	1,287,245

Poland - 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/2023	1,420,000	1,456,494

Qatar - 0.0% (G)
Qatar Government International Bond
3.88%, 04/23/2023 (A)	913,000	962,074

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	3,775,000	3,774,773

Total Foreign Government Obligations (Cost $30,877,403)		31,920,019

MORTGAGE-BACKED SECURITIES - 10.3%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 2.58% (B), 08/25/2035	626,296	557,011
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,069,221	1,012,217
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 2.91% (B), 11/20/2035	620,143	592,117
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	5,721,346	3,822,934
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,075,239	844,686
Banc of America Funding Trust
Series 2005-E, Class 4A1,
4.72% (B), 03/20/2035	23,325	23,551
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	15,060,000	15,031,606

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust (continued)
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	$ 7,195,000	$ 7,102,113
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,554,040
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,132,247
BCAP LLC Trust
Series 2011-R11, Class 23A1,
5.01% (B), 06/26/2035 (A)	120,337	121,676
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
4.67% (B), 11/25/2034	33,325	33,204
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (A)	7,430,000	7,669,288
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (B), 03/13/2035 (A)	6,250,000	6,547,352
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
4.88% (B), 02/25/2034	36,901	37,626
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 2.85% (B), 04/25/2035	126,870	123,818
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	901,669	950,090
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,200,016
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	675,259	698,594
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	2,604,621	2,628,971
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	1,179,074	1,203,324
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	3,407,523	3,441,431
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	609,209
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	587,138	581,848
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	4,024,550
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,863,523
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,513,197
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,969,778
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	25,340,000	26,271,384
Series 2016-GCT, Class C,
3.46% (B), 08/10/2029 (A)	4,900,000	4,934,106
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	7,035,000	7,101,369
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	9,280,000	9,446,927
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.76% (B), 08/26/2036 (A)	112,248	112,340

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 2.55% (B), 12/27/2036 (A)	$ 1,258,390	$ 1,199,068
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 3.06% (B), 12/27/2035 (A)	3,380,494	3,360,393
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
4.72% (B), 03/18/2035	22,175	22,876
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (B), 12/10/2027 (A)	3,320,000	3,309,049
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	4,664,567	4,734,080
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 2.86% (B), 06/19/2034	295,605	289,868
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (A)	4,498,000	4,600,834
Impac CMB Trust
Series 2003-8, Class 1A1,
1-Month LIBOR + 0.68%, 2.95% (B), 10/25/2033	54,403	54,490
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 3.07% (B), 10/25/2034	19,246	19,119
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.77% (B), 08/25/2037	427,877	369,612
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	6,701,359	6,879,414
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,729,302
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
4.27% (B), 02/25/2034	35,567	35,903
Series 2006-A2, Class 5A1,
4.62% (B), 11/25/2033	27,547	28,712
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	214,575	152,796
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
4.45% (B), 11/25/2035 (A)	315,623	250,059
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.91% (B), 10/25/2028	18,271	18,266
Series 2004-A1, Class 2A1,
4.58% (B), 02/25/2034	112,187	113,487
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 2.54% (B), 04/25/2035	8,781	8,767
Series 2005-A4, Class 2A2,
4.58% (B), 07/25/2035	92,472	91,102
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,841,980
Series 2013-C11, Class B,
4.35% (B), 08/15/2046	1,035,000	1,085,162

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (A)	$ 13,747,000	$ 13,690,278
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50% (B), 10/26/2035 (A)	6,039	6,027
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	3,625,677	3,590,942
Series 2014-R4, Class 4A,
4.39% (B), 11/21/2035 (A)	529,598	536,293
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 08/15/2034 (A)	18,211,523	18,222,920
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	1,944,867	1,981,984
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	754,957	777,572
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	596,239	605,261
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,920,062	1,970,940
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	2,756,849	2,831,146
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	2,038,409	2,073,561
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	2,506,208	2,572,107
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	3,515,435	3,557,125
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	10,610,269	10,964,006
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,815,708	1,882,592
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	10,475,162	10,822,369
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	3,927,702	4,072,938
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	1,896,293	1,963,583
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	10,807,000	11,236,061
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	6,474,287
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.85% (B), 05/25/2035	1,129,994	1,138,975
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (B), 01/11/2037 (A)	4,200,000	4,262,285
RALI Trust
Series 2007-QO1, Class A1,
1-Month LIBOR + 0.15%, 2.42% (B), 02/25/2047	321,459	309,701
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 2.46% (B), 05/25/2047	603,315	589,421

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 4.23% (B), 01/26/2036 (A)	$ 52,402	$ 52,650
Series 2009-7, Class 5A4,
1-Month LIBOR + 0.40%, 2.80% (B), 06/26/2037 (A)	253,341	251,581
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
4.16% (B), 07/25/2035	316,067	252,946
Series 2007-3, Class 3A1,
4.42% (B), 04/25/2047	816,351	601,391
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 3.00% (B), 01/19/2034	27,003	26,699
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	6,983,000	7,142,949
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 2.85% (B), 07/25/2045	33,044	32,806
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 3.32% (B), 07/25/2047	262,695	42,297
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	3,101,754
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2,
4.83% (B), 12/25/2033	364,550	379,114

Total Mortgage-Backed Securities (Cost $271,348,520)		272,967,043

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.6%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	340,000	519,476
State of California, General Obligation Unlimited
7.30%, 10/01/2039	2,760,000	4,198,208
7.60%, 11/01/2040	2,820,000	4,620,880
7.70%, 11/01/2030	1,650,000	1,760,236
7.95%, 03/01/2036	5,350,000	5,524,196
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	315,000	384,228

		17,007,224

Georgia - 0.0% (G)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	293,000	376,265

New Jersey - 0.0% (G)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	431,000	678,502

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	$ 355,000	$ 504,050
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	340,000	484,218
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	330,000	411,810
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	570,000	723,661

		2,123,739

Total Municipal Government Obligations (Cost $19,966,097)		20,185,730

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.2%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 4.08% (B), 05/01/2037	30,333	31,162
6-Month LIBOR + 1.57%, 4.41% (B), 04/01/2037	49,240	50,965
6-Month LIBOR + 1.57%, 4.45% (B), 02/01/2037	7,423	7,663
12-Month LIBOR + 1.73%, 4.48% (B), 09/01/2035	338,823	354,315
12-Month LIBOR + 1.80%, 4.55% (B), 09/01/2037	15,083	15,847
12-Month LIBOR + 1.66%, 4.67% (B), 01/01/2038	78,785	82,463
12-Month LIBOR + 1.75%, 4.73% (B), 12/01/2034	11,350	11,905
6-Month LIBOR + 2.12%, 4.85% (B), 05/01/2037	10,441	10,954
5.00%, 08/01/2035 - 12/01/2035	1,769,970	1,945,923
12-Month LIBOR + 1.90%, 5.03% (B), 02/01/2041	199,702	208,693
5.50%, 11/01/2038 - 06/01/2041	1,174,745	1,312,672
6.00%, 05/01/2031	308,516	351,604
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	26,260,103	26,978,403
3.01%, 07/25/2025	16,012,000	16,641,771
3.06% (B), 08/25/2024	19,490,000	20,193,817
3.17%, 10/25/2024	2,140,000	2,231,842
3.49%, 01/25/2024	9,965,000	10,461,479
3.53% (B), 07/25/2023	8,335,000	8,732,153
Federal National Mortgage Association
2.50%, TBA (C)	17,190,000	17,288,076
3.00%, TBA (C)	160,123,000	161,852,773
3.50%, 07/01/2028 - 01/01/2029	2,564,267	2,669,264
3.50%, TBA (C)	139,242,000	142,625,146
6-Month LIBOR + 0.93%, 3.78% (B), 08/01/2037	3,389	3,431
4.00%, 06/01/2042	946,574	1,003,308
4.00%, TBA (C)	54,855,000	56,782,042
6-Month LIBOR + 1.51%, 4.16% (B), 01/01/2035	10,553	10,901

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6-Month LIBOR + 1.53%, 4.29% (B), 08/01/2034	$ 3,296	$ 3,383
4.50%, 02/01/2025 - 06/01/2026	1,208,406	1,267,099
12-Month LIBOR + 1.74%, 4.58% (B), 08/01/2035	31,319	32,949
12-Month LIBOR + 1.75%, 4.81% (B), 03/01/2041	111,253	116,014
12-Month LIBOR + 1.82%, 4.90% (B), 03/01/2041	33,810	35,514
5.00%, 04/01/2039 - 11/01/2039	12,463,415	13,724,165
5.50%, 04/01/2036 - 12/01/2041	5,898,239	6,667,032
6.00%, 02/01/2034 - 06/01/2041	11,987,927	13,651,428
6.50%, 06/01/2038 - 05/01/2040	1,819,803	2,119,714
Government National Mortgage Association, Interest Only STRIPS
0.78% (B), 02/16/2053	6,006,103	288,715

Total U.S. Government Agency Obligations (Cost $506,804,435)		509,764,585

U.S. GOVERNMENT OBLIGATIONS - 23.4%
U.S. Treasury - 20.6%
U.S. Treasury Bond
2.25%, 08/15/2046	9,652,000	9,113,976
2.50%, 02/15/2045 - 05/15/2046	46,751,200	46,521,606
2.75%, 08/15/2042 - 11/15/2047	41,572,400	43,488,596
2.88%, 08/15/2045	6,203,000	6,625,337
3.00%, 05/15/2042 - 08/15/2048	15,243,300	16,693,428
3.13%, 02/15/2042 - 05/15/2048	25,862,800	28,908,186
3.50%, 02/15/2039	7,016,100	8,321,752
3.63%, 02/15/2044	42,584,600	51,427,558
4.50%, 02/15/2036	12,977,200	17,101,010
4.75%, 02/15/2037	24,549,000	33,566,922
5.25%, 02/15/2029	18,146,100	23,234,805
U.S. Treasury Note
1.00%, 11/30/2019	26,620,800	26,513,693
1.13%, 06/30/2021 - 09/30/2021	43,542,000	42,881,518
1.50%, 08/15/2026	32,610,000	31,669,915
1.63%, 08/15/2022 - 05/15/2026	22,616,000	22,259,934
2.00%, 02/15/2025	2,996,900	3,014,577
2.25%, 11/15/2027	16,068,400	16,394,789
2.38%, 02/29/2024	1,579,000	1,615,638
2.50%, 12/31/2020 - 05/15/2024	31,903,600	32,471,796
2.63%, 12/15/2021 - 02/15/2029	23,988,400	25,174,655
2.88%, 05/15/2028 - 05/15/2049	35,162,800	37,659,719
3.13%, 11/15/2028	21,074,000	23,049,688

		547,709,098

U.S. Treasury Inflation-Protected Securities - 2.8%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	9,663,863	10,821,751
2.50%, 01/15/2029	22,274,575	26,798,404
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	37,329,015	37,890,439

		75,510,594

Total U.S. Government Obligations (Cost $591,457,039)		623,219,692

	Shares	Value

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.64% (B)	60,502	1,645,654

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (G)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	$ 198,271

Total Preferred Stocks (Cost $1,827,194)		1,843,925

	Principal	Value
COMMERCIAL PAPER - 13.4%
Banks - 0.8%
Concord Minutemen Capital Co.
2.37% (H), 10/01/2019	$ 7,000,000	6,972,482
2.48% (H), 08/01/2019	7,250,000	7,250,000
Societe Generale SA
2.42% (H), 08/01/2019	7,000,000	7,000,000

		21,222,482

Capital Markets - 0.7%
Intercontinental Exchange, Inc.
2.50% (H), 09/04/2019	17,750,000	17,708,929

Diversified Financial Services - 9.7%
Anglesea Funding PLC
2.35% (H), 09/18/2019	11,000,000	10,966,120
2.46% (H), 08/01/2019	15,000,000	15,000,000
Atlantic Asset Securitization LLC
2.35% (H), 08/20/2019	25,000,000	24,969,521
Barton Capital Corp.
2.32% (H), 10/10/2019	23,000,000	22,898,033
Cancara Asset Securitisation LLC
2.40% (H), 09/19/2019	25,000,000	24,920,035
Chariot Funding LLC
2.31% (H), 10/01/2019	27,000,000	26,896,148
Ciesco LLC
2.57% (H), 08/13/2019	28,000,000	27,976,480
Jupiter Securitization Co. LLC
2.47% (H), 09/05/2019	10,000,000	9,976,472
Le Fayette Asset Securitization LLC
2.35% (H), 09/12/2019	11,000,000	10,970,355
2.58% (H), 08/06/2019	9,000,000	8,996,838
Lexington Parker Capital Co. LLC
2.34% (H), 10/02/2019	5,000,000	4,980,194
Nieuw Amsterdam Receivables Corp.
2.56% (H), 08/12/2019	25,000,000	24,980,826
Sheffield Receivables Corp.
2.55% (H), 08/15/2019	25,000,000	24,975,694
Starbird Funding Corp.
2.32% (H), 09/20/2019	20,000,000	19,936,667

		258,443,383

Food Products - 0.9%
Cargill Global Funding PLC
2.35% (H), 08/01/2019	25,000,000	25,000,000

Pharmaceuticals - 0.4%
GlaxoSmithKline LLC
2.48% (H), 08/06/2019	10,000,000	9,996,611

Software - 0.9%
Manhattan Asset Funding Co. LLC
2.39% (H), 08/15/2019	25,000,000	24,977,153

Total Commercial Paper (Cost $357,348,558)		357,348,558

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bill
2.15% (H), 09/17/2019	$ 2,000,000	$ 1,994,471
2.20% (H), 10/03/2019	61,000,000	60,770,007

Total Short-Term U.S. Government Obligations (Cost $62,764,478)		62,764,478

	Shares	Value

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (H)	20,425,325	20,425,325

Total Other Investment Company (Cost $20,425,325)		20,425,325

	Principal	Value

REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 1.45% (H), dated 07/31/2019, to be repurchased at $74,768,795 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $76,262,296.	$ 74,765,784	74,765,784

Total Repurchase Agreement (Cost $74,765,784)		74,765,784

Total Investments (Cost $3,073,553,860)		3,141,575,796
Net Other Assets (Liabilities) - (18.1)%		(481,876,987)

Net Assets - 100.0%		$ 2,659,698,809

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$241,120,500	$—	$241,120,500
Corporate Debt Securities	—	925,250,157	—	925,250,157
Foreign Government Obligations	—	31,920,019	—	31,920,019
Mortgage-Backed Securities	—	272,967,043	—	272,967,043
Municipal Government Obligations	—	20,185,730	—	20,185,730
U.S. Government Agency Obligations	—	509,764,585	—	509,764,585
U.S. Government Obligations	—	623,219,692	—	623,219,692
Preferred Stocks	1,843,925	—	—	1,843,925
Commercial Paper	—	357,348,558	—	357,348,558
Short-Term U.S. Government Obligations	—	62,764,478	—	62,764,478
Other Investment Company	20,425,325	—	—	20,425,325
Repurchase Agreement	—	74,765,784	—	74,765,784

Total Investments	$22,269,250	$3,119,306,546	$—	$3,141,575,796

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $703,209,191, representing 26.4% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Restricted security. At July 31, 2019, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Owens Corning 4.20%, 12/15/2022	03/04/2014 - 11/05/2015	$3,696,906	$3,820,367	0.1%

(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $20,006,249. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at July 31, 2019.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 96.8%
Alabama - 0.2%
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	$ 2,010,000	$ 2,459,034
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
AGM,
4.00%, 04/01/2025	70,000	77,972
Marshall County Board of Education, Special Tax,
AGM,
4.00%, 03/01/2032	330,000	366,234

		2,903,240

Alaska - 0.1%
Alaska Housing Finance Corp., Revenue Bonds,
Series D,
5.00%, 12/01/2025	935,000	1,102,627
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	76,429

		1,179,056

Arizona - 1.9%
Arizona Health Facilities Authority, Revenue Bonds,
Series B2, AGM,
5.00%, 03/01/2041	35,000	36,611
Arizona Industrial Development Authority, Revenue Bonds
5.25%, 07/01/2022 (A)	1,400,000	1,404,242
BAM,
5.00%, 06/01/2054 - 06/01/2058	4,750,000	5,491,750
Series A,
5.00%, 03/01/2037 - 01/01/2054	1,030,000	1,205,928
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (A) (B)	4,808,349	4,963,754
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	40,452
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	159,509
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2038	250,000	266,982
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment,
BAM,
3.00%, 01/01/2025	1,200,000	1,277,184
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,200,000	2,231,042
3.88%, 07/01/2021 (A)	95,000	96,045
5.00%, 07/01/2036	1,440,000	1,586,765

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Revenue Bonds (continued)
Series A,
4.00%, 07/01/2022 (A)	$ 2,300,000	$ 2,297,516
5.00%, 07/01/2043	110,000	128,475
Series B,
4.00%, 07/01/2022 (A)	1,625,000	1,623,229
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series R,
2.88%, 07/01/2021	45,000	45,464
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A)	560,000	572,443
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,870,000	2,080,021
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	152,179
Maricopa County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2034	375,000	415,162
Maricopa County Pollution Control Corp., Revenue Bonds,
3.60%, 04/01/2040	2,090,000	2,108,956
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	45,632
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (A)	1,575,000	1,646,190
Yuma County Elementary School District No. 1, General Obligation Unlimited,
Series B, AGM,
5.00%, 07/01/2027	600,000	749,580

		30,625,111

Arkansas - 0.8%
Little Rock School District, General Obligation Limited
3.00%, 02/01/2026 - 02/01/2030	11,945,000	12,352,499

California - 14.4%
Acalanes Union High School District, General Obligation Unlimited,
Series C,
Zero Coupon, 08/01/2026	235,000	208,452
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	2,905,000	3,186,012
Alisal Union School District, General Obligation Unlimited,
Series A, BAM,
Zero Coupon, 08/01/2033	125,000	79,385
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,597,484
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
3.00%, 10/01/2033	60,000	63,156
4.00%, 10/01/2027	185,000	216,792

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Beaumont Public Improvement Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/01/2037 - 09/01/2049	$ 9,645,000	$ 11,431,779
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	205,000	226,443
California Health Facilities Financing Authority, Revenue Bonds,
Series B,
5.00%, 11/15/2031	75,000	92,044
California Municipal Finance Authority, Revenue Bonds
4.38%, 07/01/2025 (A)	750,000	791,895
5.00%, 07/01/2034 - 01/01/2049	16,500,000	19,816,400
Series A,
4.00%, 10/01/2034 - 10/01/2044 (C)	4,715,000	5,134,323
4.50%, 06/01/2028 (A)	200,000	217,752
5.00%, 10/01/2044 (C)	1,000,000	1,162,630
California Public Finance Authority, Revenue Bonds,
4.25%, 06/15/2029 (A)	790,000	806,645
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (A)	350,000	389,165
California Statewide Communities Development Authority, Revenue Bonds
Fixed until 04/01/2020, 1.90% (D), 04/01/2028	75,000	75,147
5.00%, 08/01/2034 - 08/01/2038	2,775,000	3,382,997
AGM,
5.00%, 10/01/2026	450,000	535,329
Series A,
3.00%, 11/01/2022 (A)	1,665,000	1,689,642
3.50%, 11/01/2027 (A)	2,630,000	2,798,636
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	897,597
Series B,
5.00%, 07/01/2030	445,000	526,208
California Statewide Communities Development Authority, Special Tax
4.00%, 09/02/2028 - 09/02/2044	2,840,000	3,132,958
5.00%, 09/02/2034 - 09/02/2049	1,470,000	1,758,403
Carson Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AMBAC,
4.75%, 01/01/2036	110,000	110,289
Cascade Union Elementary School District, General Obligation Unlimited
Series B, MAC,
4.00%, 08/01/2034 - 08/01/2039	445,000	494,107
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	850,000	989,961
City of Beaumont, Special Tax,
5.00%, 09/01/2044	345,000	393,386
City of Irvine, Special Tax,
AGM,
5.00%, 09/01/2051	5,800,000	6,774,226
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	141,627
4.00%, 09/02/2021 - 09/02/2022	265,000	278,133
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
5.00%, 05/15/2038	4,700,000	5,453,974

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds,
Series B,
5.00%, 11/01/2037	$ 75,000	$ 87,723
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	82,370
Series A, AGM,
4.00%, 09/01/2032	110,000	122,662
5.00%, 09/01/2029 - 09/01/2030	670,000	820,608
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	61,631
5.00%, 02/01/2029	480,000	584,659
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	283,264
5.00%, 09/01/2021 - 09/01/2024	1,770,000	2,036,497
County of Santa Cruz, Certificate of Participation
4.00%, 08/01/2032 - 08/01/2033	500,000	560,414
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax
Series A, AGM,
4.00%, 09/01/2029 - 09/01/2030	810,000	899,244
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,390,000	5,611,259
3.25%, 12/01/2036	5,300,000	5,513,961
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	140,000	167,630
Durham Unified School District, General Obligation Unlimited
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2039	710,000	781,831
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2028	2,270,000	2,769,493
Etiwanda School District, Special Tax
Series 2,
2.00%, 09/01/2020	50,000	50,267
3.00%, 09/01/2021 - 09/01/2022	185,000	190,245
3.50%, 09/01/2023	75,000	77,334
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax
BAM,
2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,234,098
Folsom Cordova Unified School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 10/01/2044	44,910,000	48,844,116
Fresno Unified School District, General Obligation Unlimited,
Series A,
5.00%, 08/01/2038	1,000,000	1,196,890
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A, AGM,
5.00%, 06/01/2040	1,000,000	1,145,380

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds (continued)
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	$ 15,895,000	$ 16,423,931
5.25%, 06/01/2047	3,580,000	3,648,700
Series A-2,
5.00%, 06/01/2047	14,000,000	14,139,860
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	190,000	224,327
Heber Elementary School District, General Obligation Unlimited
Series A, MAC,
4.00%, 08/01/2035 - 08/01/2039	475,000	520,442
Konocti Unified School District, General Obligation Unlimited
AGM,
5.00%, 08/01/2042 - 08/01/2048	1,790,000	2,070,159
Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	7,500,000	8,875,950
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	481,042
5.00%, 09/01/2023	425,000	484,883
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,462,311
Oakdale Public Financing Authority, Special Tax,
2.63%, 09/01/2022	110,000	111,878
Peralta Community College District, General Obligation Unlimited
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,120,000	6,523,718
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	472,949
Pollock Pines Elementary School District, General Obligation Unlimited,
MAC,
4.00%, 08/01/2049	1,565,000	1,689,543
Rancho Cucamonga Public Finance Authority, Revenue Bonds,
Series A,
5.00%, 05/01/2034	695,000	888,370
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,590,000	1,922,144
Riverside Redevelopment Agency Successor Agency, Tax Allocation,
Series A,
5.00%, 09/01/2020	115,000	120,122
Robla School District, General Obligation Unlimited
AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,197,051
5.00%, 08/01/2044	1,720,000	2,048,210
Roseland School District, General Obligation Unlimited,
Series C, MAC,
5.00%, 08/01/2046	260,000	315,346

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2027	$ 600,000	$ 715,560
San Diego Public Facilities Financing Authority, Revenue Bonds,
Series A,
5.00%, 10/15/2044	365,000	427,415
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,350,000	1,024,096
Sanger Unified School District, Certificate of Participation,
AGM,
3.13%, 06/01/2033	75,000	78,501
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	435,000	500,502
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	288,660
South Tahoe Redevelopment Agency, Special Tax,
Series 1,
3.38%, 10/01/2021	110,000	112,526
State of California, General Obligation Unlimited,
5.00%, 04/01/2038	7,000,000	8,092,420
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,477,523
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation,
AGM,
5.00%, 09/01/2022	50,000	55,948
Sutter Union High School District, General Obligation Unlimited,
BAM,
Zero Coupon, 08/01/2028	200,000	160,692
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	20,000	20,110
Upland Community Facilities District, Special Tax,
Series A,
4.00%, 09/01/2049	750,000	789,428
Vacaville Unified School District, Certificate of Participation,
AGM,
4.00%, 12/01/2024	105,000	120,584
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2034 - 08/01/2036	1,775,000	1,982,194

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Whittier Union High School District, General Obligation Unlimited,
Zero Coupon, 08/01/2026	$ 950,000	$ 849,566
Wilsona School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2044	500,000	538,380

		233,829,594

Colorado - 2.0%
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	431,968
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028	500,000	503,690
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	549,890
Bromley Park Metropolitan District No. 2, General Obligation Limited
Series A, BAM,
5.00%, 12/01/2031 - 12/01/2032	460,000	563,135
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
5.00%, 12/01/2037	1,500,000	1,529,715
Centerra Metropolitan District No. 1, Tax Allocation,
2.70%, 12/01/2019 (A) (B)	268,000	268,351
City of Arvada, Certificate of Participation
4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,198,960
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 - 08/01/2026	420,000	467,299
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,873,112
Series A,
5.00%, 06/01/2036	540,000	622,582
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	1,960,000	2,211,115
Series A,
4.25%, 11/01/2024	1,890,000	1,990,567
5.00%, 12/01/2033 - 01/01/2040	275,000	289,766
Series B,
3.13%, 05/15/2027	1,250,000	1,254,462
5.00%, 05/15/2021 - 05/15/2026	2,815,000	3,060,266
Colorado Housing & Finance Authority, Revenue Bonds
GNMA,
3.38%, 11/01/2033	1,475,000	1,570,978
3.60%, 11/01/2038	2,560,000	2,705,408
Series C, GNMA,
2.75%, 05/01/2028	450,000	480,348
2.80%, 11/01/2028	345,000	368,615
Heather Gardens Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2024 - 12/01/2032	2,320,000	2,722,244
Meridian Metropolitan District, General Obligation Unlimited,
AGM,
5.00%, 12/01/2042	15,000	17,817

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
North Park Metropolitan District No. 1, Revenue Bonds,
Series A-2,
5.50%, 12/01/2034	$ 1,000,000	$ 1,062,880
Park Creek Metropolitan District, Revenue Bonds
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,385,976
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,375,696
Sand Creek Metropolitan District, General Obligation Limited
MAC,
4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,680,307
Silver Peaks Metropolitan District No. 2, General Obligation Limited
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,806,881

		31,992,028

Connecticut - 1.8%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	1,275,000	1,481,104
City of Hartford, General Obligation Unlimited
Series A,
5.00%, 04/01/2030	20,000	21,634
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	546,101
Series A, BAM,
4.00%, 12/01/2027	515,000	590,082
5.00%, 12/01/2022 - 12/01/2026	11,585,000	13,814,099
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	835,319
Series B, AGM,
5.00%, 10/01/2032	100,000	114,189
Series C, AGM,
5.00%, 07/15/2023	900,000	1,027,917
Series C, BAM,
5.00%, 08/15/2021	320,000	344,250
City of New Haven, General Obligation Unlimited
Series A,
5.50%, 08/01/2034 - 08/01/2038	2,070,000	2,460,280
Series A, BAM-TCRS,
5.00%, 08/01/2037	635,000	735,711
Series B, BAM,
5.00%, 08/15/2025	40,000	47,053
Connecticut Housing Finance Authority, Revenue Bonds
Series 24,
3.80%, 06/15/2031	370,000	399,833
3.90%, 06/15/2033	405,000	435,893
Series A-1,
3.10%, 05/15/2028	2,015,000	2,162,176
Series A-4,
1.40%, 11/15/2019	200,000	200,050
Series B-1,
2.40%, 11/15/2026	90,000	93,443
Series B3,
2.40%, 05/15/2026	55,000	57,231

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series J,
5.00%, 07/01/2034 - 07/01/2037	$ 895,000	$ 964,979
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	25,000	26,785
State of Connecticut Special Tax Revenue, Revenue Bonds,
Series A,
5.00%, 08/01/2022	15,000	16,672
Town of Hamden, General Obligation Unlimited,
BAM,
6.00%, 08/15/2033	1,190,000	1,527,770
Town of Wilton, General Obligation Unlimited
3.13%, 03/01/2034	550,000	561,594
3.25%, 03/01/2035 - 03/01/2038	675,000	688,795
University of Connecticut, Revenue Bonds,
Series A,
5.00%, 11/15/2023	25,000	25,262

		29,178,222

Delaware - 0.2%
Delaware Municipal Electric Corp., Revenue Bonds
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2044	3,135,000	3,770,369
Delaware State Economic Development Authority, Revenue Bonds,
5.38%, 10/01/2045	55,000	56,820

		3,827,189

District of Columbia - 0.4%
District of Columbia, Revenue Bonds
Series A,
4.13%, 07/01/2027	1,000,000	1,045,010
5.00%, 07/01/2032	1,500,000	1,631,520
Series B,
3.88%, 07/01/2024	1,500,000	1,501,500
Series C,
4.00%, 12/01/2021	25,000	26,638
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	2,010,000	2,171,644
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	28,001
Metropolitan Washington Airports Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2020	25,000	26,142
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
5.00%, 10/01/2053	450,000	480,600

		6,911,055

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 4.3%
Bridgewater Community Development District, Special Assessment,
4.50%, 05/01/2031	$ 25,000	$ 27,692
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	362,664
4.25%, 07/01/2021 (A)	435,000	443,000
Capital Trust Agency, Inc., Revenue Bonds
3.50%, 07/01/2020 - 07/01/2022 (A)	1,885,000	1,907,711
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	100,000	101,105
2.75%, 09/01/2025 - 09/01/2026	475,000	499,625
City of Fernandina Beach Utility System Revenue, Revenue Bonds,
Series A,
5.00%, 09/01/2019	45,000	45,138
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2032 - 12/01/2034	835,000	914,056
City of Jacksonville, Revenue Bonds
Series A,
5.00%, 10/01/2030	1,000,000	1,197,250
Series C,
5.00%, 10/01/2031	175,000	194,107
City of Miami Gardens, General Obligation Unlimited,
BAM-TCRS,
5.00%, 07/01/2031	1,920,000	2,209,459
City of North Port, Special Assessment,
BAM,
5.00%, 07/01/2020	90,000	93,132
City of Orlando, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,155,000	5,168,008
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	8,660,000	10,423,370
City of Pompano Beach, Revenue Bonds,
4.00%, 09/01/2020	315,000	323,335
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	61,513
City of Tampa, Revenue Bonds,
Series A,
5.00%, 11/15/2025	25,000	27,559
Columbia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 07/01/2026	440,000	524,493
County of Lake, Revenue Bonds
5.00%, 01/15/2029 - 01/15/2049 (A)	1,750,000	1,885,850
County of Polk Utility System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2043	10,000,000	11,240,900
Escambia County School Board, Revenue Bonds,
4.00%, 09/01/2019	120,000	120,275
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	61,064
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,050,000	1,201,042

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.10%, 07/01/2028 (C)	$ 525,000	$ 525,693
2.20%, 01/01/2023	130,000	134,157
2.25%, 07/01/2023	115,000	118,449
2.30%, 01/01/2024	300,000	311,748
2.35%, 07/01/2024	480,000	500,952
2.45%, 01/01/2025	400,000	418,424
2.50%, 07/01/2025	470,000	493,632
2.65%, 01/01/2026	480,000	506,237
2.70%, 07/01/2026	235,000	247,805
2.75%, 01/01/2027	470,000	496,720
2.80%, 07/01/2027	470,000	496,137
2.85%, 01/01/2028	165,000	174,184
2.90%, 07/01/2028	370,000	389,873
3.75%, 07/01/2035	2,365,000	2,478,993
Florida Keys Aqueduct Authority, Revenue Bonds
Series A,
5.00%, 09/01/2041 - 09/01/2049	2,250,000	2,592,245
Lee County Industrial Development Authority, Revenue Bonds
5.00%, 11/15/2039 - 11/15/2044	3,500,000	4,050,830
Manatee County School District, Revenue Bonds,
AGM,
5.00%, 10/01/2021	50,000	54,124
Martin County Health Facilities Authority, Revenue Bonds,
AGM-CR,
5.50%, 11/15/2042	15,000	16,457
North Sumter County Utility Dependent District, Revenue Bonds,
5.00%, 10/01/2042	100,000	106,846
Northern Palm Beach County Improvement District, Special Assessment,
AGM,
5.00%, 08/01/2024	595,000	694,294
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,731,728
Series B,
5.00%, 10/01/2044	160,000	184,166
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.65%, 09/01/2019	70,000	70,031
3.15%, 09/01/2032	455,000	472,781
Peace River Manasota Regional Water Supply Authority, Revenue Bonds,
5.00%, 10/01/2019	100,000	100,637
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (D), 08/01/2047	1,000,000	1,013,760
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	275,000	300,526
Village Community Development District No. 12, Special Assessment
3.25%, 05/01/2023 (A)	300,000	305,820
3.25%, 05/01/2026	2,480,000	2,543,389

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	$ 670,000	$ 801,966
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	370,000	435,002

		69,799,954

Georgia - 1.3%
Bibb County Development Authority, Revenue Bonds,
5.25%, 06/01/2050	5,720,000	6,962,270
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,019,490
Cornelia Urban Redevelopment Agency, Revenue Bonds,
AGM,
5.00%, 10/01/2054	1,540,000	1,794,747
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	708,285
3.25%, 12/01/2037	1,320,000	1,351,284
Series B,
3.40%, 12/01/2037	2,285,000	2,389,470
Series C,
2.85%, 06/01/2028 - 12/01/2028	570,000	601,649
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.00%, 05/15/2049	5,000,000	6,752,800
Valdosta Housing Authority, Revenue Bonds,
XLCA,
4.50%, 08/01/2029	200,000	200,548

		21,780,543

Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds
5.00%, 07/01/2023 - 07/01/2031	335,000	386,359
Guam Power Authority, Revenue Bonds
Series A,
5.00%, 10/01/2034	100,000	106,748
Series A, AGM,
5.00%, 10/01/2026	200,000	221,250

		714,357

Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,500,000	4,653,540
Idaho Health Facilities Authority, Revenue Bonds,
Series D,
5.00%, 12/01/2032	50,000	54,669
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026	280,000	297,002
4.63%, 07/01/2029 (A)	185,000	198,733
Series A-1, Class I,
2.75%, 07/01/2031	430,000	439,206

		5,643,150

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois - 13.8%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	$ 300,000	$ 305,490
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,507,207
5.00%, 02/01/2029	1,345,000	1,576,367
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2023	2,955,000	2,797,959
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,584,110
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	5,000,000	5,667,611
Chicago Board of Education, General Obligation Unlimited
Series A,
4.00%, 12/01/2020	3,245,000	3,315,676
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	442,378
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	160,997
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	23,069
Chicago O’Hare International Airport, Revenue Bonds
BAM-TCRS,
5.00%, 01/01/2039	25,000	27,733
Series B,
5.00%, 01/01/2021	150,000	157,901
City of Calumet City, General Obligation Unlimited
BAM,
4.00%, 03/01/2020 - 03/01/2024	2,335,000	2,522,645
Series A, BAM,
4.00%, 03/01/2022	945,000	999,961
City of Chicago, General Obligation Unlimited
Series A,
5.50%, 01/01/2049	1,750,000	2,007,845
Series A, AGM,
4.75%, 01/01/2030 - 01/01/2038	145,000	145,333
5.00%, 01/01/2026 - 01/01/2027	165,000	167,895
Series C,
5.00%, 01/01/2026 - 01/01/2034	3,030,000	3,399,350
Series D,
5.00%, 01/01/2020	90,000	90,270
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	750,000	767,692
5.00%, 01/01/2022 - 01/01/2024	700,000	759,898
BAM-TCRS,
3.00%, 01/01/2021	475,000	486,609
Series A, AGM,
5.25%, 01/01/2042	675,000	791,005

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	$ 125,000	$ 125,524
4.00%, 11/01/2023	500,000	537,365
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,783,458
AGM-CR,
5.00%, 11/01/2027	140,000	154,119
Series A-1,
5.00%, 11/01/2024	5,000,000	5,828,250
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,240,000	1,356,585
4.50%, 12/01/2030 - 12/01/2031	1,345,000	1,458,038
City of East Peoria, General Obligation Unlimited,
Series A, AGM,
4.20%, 01/01/2028	200,000	206,336
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	585,000	618,637
City of Kankakee, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/01/2027	675,000	741,265
City of Monmouth, General Obligation Unlimited,
Series B, BAM,
3.00%, 12/01/2023	130,000	138,484
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	165,002
Series B, AGM,
4.00%, 11/01/2023	40,000	43,792
City of Princeton, General Obligation Unlimited,
Series E,
2.50%, 12/01/2019	40,000	40,155
City of Sterling, General Obligation Unlimited,
AGM,
3.00%, 12/01/2024	140,000	147,672
City of Waukegan, General Obligation Unlimited
Series A, AGM,
5.00%, 12/30/2030 - 12/30/2036	4,340,000	5,121,937
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,138,264
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	70,000	80,362
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	882,252
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	930,000	982,870
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2019 - 12/01/2024	1,595,000	1,712,620

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County Community College District No. 508, General Obligation Unlimited (continued)
BAM-TCRS,
5.25%, 12/01/2027	$ 1,825,000	$ 2,078,547
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,668,187
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	430,000	452,265
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,058,743
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2021 - 11/01/2025	1,420,000	1,294,691
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	325,000	334,435
Cook County School District No. 162, General Obligation Limited,
AGM,
4.00%, 12/01/2027	250,000	257,385
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	70,000	76,315
Cook County School District No. 31, General Obligation Limited
Series A,
3.00%, 12/01/2021	100,000	103,177
Cook County Township High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	99,428
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	89,682
Cook County Township High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	797,020
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,755,753
County of Cook, General Obligation Unlimited
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,667,160
Series D,
5.00%, 11/15/2019	25,000	25,261
County of Cook Sales Tax Revenue, Revenue Bonds,
4.00%, 11/15/2019	300,000	302,412
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	2,185,000	2,278,605
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited,
Series A,
2.50%, 12/30/2019	30,000	30,158

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	$ 2,050,000	$ 2,261,785
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	175,641
Illinois Development Finance Authority, Revenue Bonds,
AGM,
Zero Coupon, 01/01/2021	30,000	29,447
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	675,000	705,577
5.00%, 08/01/2025 - 08/01/2031	3,975,000	4,675,101
AGM,
4.00%, 12/01/2023	140,000	153,264
5.00%, 12/01/2036	1,900,000	2,189,579
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,707,194
Series A-1,
3.50%, 12/01/2027	945,000	792,373
Fixed until 01/15/2020, 5.00% (D), 11/01/2030	110,000	111,846
Series A-2,
Fixed until 02/12/2020, 5.00% (D), 11/01/2030	150,000	152,933
Series B,
5.00%, 11/01/2019	40,000	40,379
5.50%, 11/01/2020	80,000	80,857
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	176,528
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,499,882	1,498,233
Series A-1,
3.00%, 02/01/2022	340,000	352,747
Illinois State Toll Highway Authority, Revenue Bonds
Series A1,
5.25%, 01/01/2030	250,000	253,893
Series B,
5.00%, 01/01/2037	140,000	162,554
Series D,
5.00%, 01/01/2024	45,000	51,947
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,300,000	1,224,639
Jackson County Community Unit School District No. 186, General Obligation Unlimited
AGM,
4.00%, 12/01/2035 - 12/01/2038	955,000	1,034,447
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2027	4,040,000	4,740,418
Joliet Regional Port District, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/30/2024	250,000	277,363

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	$ 260,000	$ 289,791
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	148,158
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,200,000	1,275,216
5.00%, 02/01/2024 - 02/01/2025	5,000,000	5,863,175
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	108,988
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series B,
3.50%, 01/01/2027	210,000	222,596
La Salle & Livingston Counties Township High School District No. 40, General Obligation Unlimited,
AGM,
4.00%, 12/01/2036 (C)	315,000	351,241
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	105,000	111,971
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	105,000	110,495
Lake County School District No. 38, General Obligation Unlimited,
BAM-TCRS,
3.00%, 02/01/2022	2,500,000	2,575,675
Lake County Special Education District No. 825, Revenue Bonds,
Series B,
4.00%, 10/01/2019	150,000	150,678
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,187,348
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,276,654
3.50%, 12/01/2024	1,270,000	1,387,132
4.00%, 12/01/2025	1,360,000	1,548,836
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited
BAM,
4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,730,352

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
Series B, BAM,
3.50%, 03/01/2029	$ 1,700,000	$ 1,792,905
Madison Bond Etc. Counties Community Unit School District No. 5, General Obligation Unlimited,
Series A, AGM,
4.00%, 02/01/2025	410,000	458,483
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2021	105,000	111,571
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	4,031,921
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,679,015
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	510,000	465,844
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2023	70,000	77,309
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	130,208
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,340,516
Metropolitan Pier & Exposition Authority, Revenue Bonds
5.50%, 06/15/2050	745,000	759,095
NATL,
5.70% (E), 06/15/2023	165,000	187,897
Series A, NATL,
Zero Coupon, 06/15/2026	100,000	84,464
Series B,
5.00%, 12/15/2028	145,000	155,318
Series B, AGM,
5.00%, 06/15/2050	3,275,000	3,369,320
Series B2, BAM-TCRS,
5.25%, 06/15/2050	440,000	453,578
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited,
Series B,
5.00%, 12/01/2019	60,000	60,739
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/01/2032	270,000	296,158
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2020 - 07/01/2023	2,065,000	2,124,601
4.00%, 07/01/2025	565,000	626,336
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	125,000	126,981
4.00%, 07/01/2021 - 07/01/2022	1,015,000	1,081,135

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	$ 105,000	$ 120,827
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	610,000	634,254
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,187,208
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	625,000	685,284
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.25%, 06/01/2020 - 06/01/2021	185,000	192,632
5.38%, 06/01/2021	85,000	90,977
6.00%, 06/01/2028	75,000	81,540
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	79,310
Rock Island County Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2021	175,000	179,797
4.00%, 12/01/2023	285,000	311,380
5.00%, 12/01/2024 - 12/01/2041	1,975,000	2,324,319
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	167,300
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	405,000	438,749
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	370,000	422,640
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	460,139
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,173,630
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	1,645,000	1,533,451
St. Clair County High School District No. 201, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	4,040,000	4,791,561
State of Illinois, General Obligation Unlimited
5.00%, 02/01/2022 - 04/01/2024	190,000	204,404
5.50%, 07/01/2025	185,000	204,438

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	$ 1,355,000	$ 1,627,696
Town of Cicero, General Obligation Unlimited,
Series B, AGM,
4.20%, 12/01/2027	340,000	347,854
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	75,000	82,994
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,445,000	1,575,483
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	104,978
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2019 - 12/01/2027	385,000	424,145
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,027,100
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2020 - 12/01/2022	510,000	525,937
Village of Calumet Park, General Obligation Unlimited
BAM,
4.00%, 12/01/2021 - 12/01/2032	2,490,000	2,726,220
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,604,799
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,520,000	8,386,269
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	301,959
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	263,242
Village of Glenview, General Obligation Unlimited,
Series A,
3.00%, 12/01/2019	25,000	25,150
Village of Hazel Crest, General Obligation Unlimited
BAM,
4.00%, 12/01/2024 - 12/01/2025	640,000	717,819
Village of Lakewood, General Obligation Unlimited,
Series B,
5.00%, 12/01/2031	445,000	450,447
Village of Lombard, General Obligation Unlimited
4.00%, 01/01/2021	910,000	933,005
5.00%, 01/01/2022 - 01/01/2024	1,740,000	1,893,730
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	125,000	136,224
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	515,000	523,691
4.00%, 12/01/2022 - 12/01/2023	550,000	589,557

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Machesney Park, Revenue Bonds,
Series B, AGM,
4.38%, 12/01/2019	$ 150,000	$ 150,413
Village of Matteson, Revenue Bonds
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,249,059
Village of Montgomery, Special Assessment
BAM,
2.10%, 03/01/2020	195,000	196,045
2.85%, 03/01/2024	199,000	205,245
3.00%, 03/01/2025	140,000	145,691
3.10%, 03/01/2026	273,000	286,107
3.30%, 03/01/2028	211,000	222,200
3.40%, 03/01/2029	761,000	800,701
3.45%, 03/01/2030	143,000	149,860
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	100,000	103,461
Village of Pingree Grove Special Service Area No. 2, Special Tax,
AGM,
2.00%, 03/01/2020	210,000	211,004
Village of River Grove, General Obligation Unlimited,
AGC,
3.80%, 12/15/2019	160,000	161,038
Village of South Holland, General Obligation Unlimited,
Series B,
4.00%, 12/15/2022	105,000	113,019
Village of Stone Park, General Obligation Unlimited
Series B, BAM,
4.00%, 02/01/2035 - 02/01/2038	520,000	552,001
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	79,201
Wauconda Special Service Area No.1, Special Tax,
Series A, BAM,
5.00%, 03/01/2033	305,000	346,102
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2020 - 06/01/2033	5,625,000	5,809,916
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,095,424
5.00%, 10/01/2024	3,330,000	3,784,845
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2021 - 04/01/2024	2,030,000	2,218,744
Will County Community High School District No. 210, General Obligation Unlimited
4.00%, 01/01/2022	5,000,000	5,003,700
AGM,
5.00%, 01/01/2020	335,000	339,365
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,803,665

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	$ 1,075,000	$ 1,277,938
Will County Community Unit School District No. 201, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	750,000	679,950
Series B, AGM,
5.00%, 01/01/2026	515,000	619,396
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,195,000	9,445,393
Will Grundy Et Cetera County Revenue, General Obligation Unlimited,
Series B,
5.00%, 06/01/2038	200,000	222,680

		224,761,959

Indiana - 2.0%
Aurora School Building Corp., Revenue Bonds,
5.00%, 07/15/2020	115,000	119,093
City of Evansville, Revenue Bonds,
Series A, AGM,
5.00%, 02/01/2025	140,000	166,127
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	6,375,000	6,723,457
Series D,
Fixed until 06/01/2021, 2.05% (D), 04/01/2025	645,000	651,643
Evansville Redevelopment Authority, Revenue Bonds
BAM,
4.00%, 02/01/2028 - 02/01/2029	5,965,000	6,721,363
5.00%, 02/01/2026	700,000	843,808
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	135,000	151,544
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	960,000	1,011,533
4.00%, 02/01/2021	405,000	421,322
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,537,812
Series A,
5.00%, 09/15/2021 - 09/15/2028	2,755,000	3,067,264
Indiana Health Facility Financing Authority, Revenue Bonds
Fixed until 05/01/2020, 1.25% (D), 11/01/2027	3,100,000	3,099,535
5.00%, 11/15/2034	1,725,000	2,018,854
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	225,000	226,843
Series C-1, GNMA, FNMA, FHLMC,
3.25%, 01/01/2032	1,515,000	1,593,538
Indiana University, Revenue Bonds,
Series A,
5.00%, 06/01/2024	50,000	59,085

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Jeffersonville Redevelopment Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2026	$ 760,000	$ 842,209
Jennings County School Building Corp., Revenue Bonds,
3.00%, 01/15/2020	345,000	346,715
Lake County Public Library District, General Obligation Unlimited,
4.00%, 08/01/2019	40,000	40,000
Wawasee High School Building Corp., Revenue Bonds,
5.00%, 07/15/2038	1,300,000	1,516,879

		33,158,624

Iowa - 0.0% (F)
City of Ames, General Obligation Unlimited,
Series A,
2.25%, 06/01/2028	120,000	123,992

Kansas - 0.4%
City of Dodge City, Revenue Bonds,
3.00%, 07/15/2021	80,000	82,787
City of Wichita, Revenue Bonds,
Series I,
5.00%, 05/15/2028	300,000	327,246
Kansas Development Finance Authority, Revenue Bonds
5.00%, 01/01/2020	90,000	91,429
Series C, BAM,
4.00%, 05/01/2022	90,000	96,360
Kansas Independent College Finance Authority, Revenue Bonds,
5.50%, 05/01/2020	1,000,000	1,019,860
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	990,000	1,062,666
Montgomery County Unified School District No. 446, General Obligation Unlimited
BAM,
5.00%, 09/01/2027 - 09/01/2030	3,140,000	3,824,392
Unified Government of Greeley County, General Obligation Unlimited,
Series B,
5.00%, 12/01/2037	225,000	264,098

		6,768,838

Kentucky - 2.8%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	69,087
3.25%, 09/01/2028	545,000	574,381
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	685,000	809,581
County of Carroll, Revenue Bonds,
Series A,
Fixed until 09/01/2019, 1.05% (D), 09/01/2042	2,750,000	2,748,652
County of Hardin, Revenue Bonds,
AGM,
5.75%, 08/01/2033	20,000	22,843
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	175,000	195,967

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	$ 140,000	$ 156,236
Kentucky Asset Liability Commission, Revenue Bonds,
NATL,
5.25%, 09/01/2019	150,000	150,495
Kentucky Economic Development Finance Authority, Revenue Bonds
5.25%, 08/15/2046	230,000	242,287
AGM,
5.00%, 12/01/2045 - 12/01/2047	1,680,000	1,924,018
Kentucky Municipal Power Agency, Revenue Bonds
Series A,
Fixed until 03/01/2026, 3.45% (D), 09/01/2042	2,500,000	2,618,300
Series A, NATL,
5.00%, 09/01/2023	115,000	130,470
Kentucky State Property & Building Commission, Revenue Bonds,
BAM-TCRS,
5.00%, 04/01/2029	3,450,000	4,216,797
Kentucky Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2021	25,000	26,723
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	18,290,000	20,793,710
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	655,000	691,647
4.00%, 04/01/2030 - 04/01/2032	495,000	540,772
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	55,000	56,101
2.38%, 02/01/2025	240,000	250,327
2.50%, 02/01/2027	305,000	318,429
3.00%, 02/01/2028 - 02/01/2032	365,000	388,605
Northern Kentucky University, Revenue Bonds,
Series A,
4.00%, 09/01/2025	900,000	1,024,776
Paducah Electric Plant Board, Revenue Bonds
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	2,330,000	2,780,188
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	958,769
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,243,574

		45,932,735

Louisiana - 2.7%
City of New Orleans Water System Revenue, Revenue Bonds,
5.00%, 12/01/2044	100,000	109,878

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
City of Ruston, Revenue Bonds,
AGM,
5.00%, 06/01/2036	$ 1,115,000	$ 1,293,099
Fremaux Economic Development District, Revenue Bonds,
5.00%, 11/01/2034	255,000	260,355
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2032	25,000	30,462
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 08/01/2026 - 08/01/2029	13,795,000	16,920,966
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,160,000	3,628,485
AGM,
5.00%, 06/01/2021	65,000	69,397
New Orleans Aviation Board, Revenue Bonds
AGM,
5.00%, 10/01/2033 - 10/01/2048	8,340,000	9,853,944
Series A,
5.25%, 01/01/2041	100,000	101,498
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds
Series A,
5.00%, 07/01/2033 - 07/01/2048	10,015,000	11,919,004

		44,187,088

Maine - 0.6%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	640,000	750,515
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	350,000	428,071
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2038	35,000	41,613
Maine State Housing Authority, Revenue Bonds
Series B,
2.75%, 11/15/2028	410,000	430,406
2.90%, 11/15/2029	880,000	926,860
3.15%, 11/15/2039	1,680,000	1,704,461
3.35%, 11/15/2044	130,000	132,272
Series C,
2.15%, 11/15/2026	265,000	271,053
2.35%, 11/15/2027	245,000	251,784
2.50%, 11/15/2028	550,000	566,423
2.75%, 11/15/2031	2,120,000	2,157,588
Series D-1,
2.50%, 11/15/2026	510,000	533,756
2.65%, 11/15/2027	755,000	791,738
2.80%, 11/15/2028	570,000	599,104
2.95%, 11/15/2029	350,000	368,119

		9,953,763

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland - 0.2%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2028	$ 50,000	$ 57,531
City of Rockville, Revenue Bonds
Series A-2,
2.25%, 11/01/2022	250,000	250,308
5.00%, 11/01/2023	345,000	383,067
Series A1,
5.00%, 11/01/2021 - 11/01/2023	550,000	598,642
Series C,
3.00%, 11/01/2025	1,500,000	1,505,700
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/01/2021	35,000	37,605
Montgomery County Revenue Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2020	85,000	87,990

		2,920,843

Massachusetts - 1.0%
Commonwealth of Massachusetts, General Obligation Limited,
Series A,
5.00%, 07/01/2037	45,000	52,601
Lynn Housing Authority & Neighborhood Development, Revenue Bonds
4.25%, 10/01/2028	315,000	339,167
4.38%, 10/01/2029	300,000	323,760
Massachusetts Development Finance Agency, Revenue Bonds
5.00%, 10/01/2039	250,000	281,985
Series I,
5.00%, 07/01/2025 - 07/01/2026	1,080,000	1,285,358
Series K,
4.00%, 07/01/2038	5,965,000	6,395,494
Series S-2,
Fixed until 01/30/2025, 5.00% (D), 07/01/2038	75,000	89,384
Massachusetts Housing Finance Agency, Revenue Bonds
Series 178,
3.70%, 12/01/2033	940,000	989,265
Series 183,
2.80%, 06/01/2031	1,575,000	1,610,406
Series 187, FNMA,
2.65%, 12/01/2027	740,000	778,687
2.80%, 06/01/2028 - 12/01/2028	2,915,000	3,046,640
Series C,
2.40%, 12/01/2025	210,000	222,304
2.55%, 06/01/2026	280,000	293,443
2.60%, 12/01/2026	150,000	156,969
2.70%, 06/01/2027	150,000	160,579
2.85%, 06/01/2028	160,000	169,576
2.90%, 12/01/2028	125,000	132,324

		16,327,942

Michigan - 3.4%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	100,000	122,440

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Capac Community School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2027 - 05/01/2031	$ 1,240,000	$ 1,439,962
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	90,000	104,427
Clarkston Community Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2041	20,000	23,325
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	145,000	151,832
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,775,000	3,038,292
Downtown Development Authority, Tax Allocation,
5.00%, 07/01/2048	10,000,000	11,005,100
East Lansing Economic Development Corp., Revenue Bonds,
Series B,
2.95%, 07/01/2020	50,000	50,478
Fitzgerald Public School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2025	630,000	716,285
Forest Hills Public Schools, General Obligation Unlimited,
Series I,
3.00%, 05/01/2024	85,000	91,949
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	1,630,000	1,634,173
Grand Rapids Public Schools, General Obligation Unlimited
AGM,
5.00%, 05/01/2030 - 11/01/2039	1,730,000	2,095,264
Meridian Economic Development Corp., Revenue Bonds
Series A,
2.95%, 07/01/2020	450,000	454,297
3.25%, 07/01/2021	605,000	619,357
Michigan Finance Authority, Revenue Bonds
5.00%, 12/01/2035	1,340,000	1,445,927
5.25%, 10/01/2043	20,000	22,468
Michigan Municipal Bond Authority, Revenue Bonds,
5.00%, 10/01/2019	25,000	25,160
Michigan State Hospital Finance Authority, Revenue Bonds
Series F,
Fixed until 04/01/2021, 1.90% (D), 11/15/2047	1,320,000	1,332,329
Fixed until 03/15/2023, 2.40% (D), 11/15/2047	745,000	765,771

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	$ 3,835,000	$ 4,004,507
Series D,
3.65%, 10/01/2032	2,700,000	2,766,366
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,500,000	2,847,725
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2030 - 05/01/2031	825,000	931,982
Series A,
4.00%, 05/01/2025	130,000	147,651
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,295,345
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	446,512
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	53,632
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	800,560
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	7,210,000	8,428,441
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	250,000	304,625
Zeeland Public Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2026 - 05/01/2030	5,820,000	7,247,203

		55,413,385

Minnesota - 1.2%
City of Apple Valley, Revenue Bonds,
4.25%, 09/01/2038	1,000,000	1,033,530
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	250,000	257,975
4.40%, 07/01/2025	125,000	131,525
City of Red Wing, Revenue Bonds,
Class A,
5.00%, 08/01/2047	1,250,000	1,297,800
City of St. Cloud, Revenue Bonds,
Series A,
3.00%, 04/01/2021	250,000	150,000
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027	2,455,000	2,516,804
4.00%, 02/01/2030	750,000	790,080
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	5,460,000	5,892,600
Dakota County Community Development Agency, Revenue Bonds,
Series A,
5.00%, 09/01/2029	705,000	740,222
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds
Series A,
5.00%, 11/15/2025 - 12/01/2030	850,000	997,975
Series B,
4.25%, 04/01/2025	170,000	174,355
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	110,780

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
Minnesota Housing Finance Agency, Revenue Bonds (continued)
Series B,
3.20%, 07/01/2025	$ 80,000	$ 80,362
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	120,000	125,694
2.95%, 07/01/2025	80,000	84,490
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	3,610,000	3,777,829
Series F,
2.90%, 01/01/2026	255,000	269,265
2.95%, 07/01/2026	310,000	327,475
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	686,549

		19,445,310

Mississippi - 1.1%
Mississippi Development Bank, Revenue Bonds
4.00%, 07/01/2049	400,000	433,108
AGM,
6.88%, 12/01/2040	340,000	407,483
AGM-CR,
5.25%, 02/01/2049	7,500,000	9,143,325
Series A,
5.00%, 03/01/2022	650,000	662,448
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	695,000	719,346
2.35%, 06/01/2025	320,000	334,230
2.45%, 12/01/2025	520,000	546,868
2.70%, 12/01/2026	475,000	505,329
2.75%, 06/01/2027	150,000	159,707
2.80%, 12/01/2027	75,000	80,486
2.85%, 06/01/2028	170,000	182,580
2.95%, 12/01/2028	535,000	575,339
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028	80,000	84,224
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds,
FHA, NATL,
5.00%, 02/01/2035	1,000,000	1,003,190
West Rankin Utility Authority, Revenue Bonds
AGM,
5.00%, 01/01/2037 - 01/01/2038	3,155,000	3,600,749

		18,438,412

Missouri - 1.0%
Belton School District No. 124, Certificate of Participation,
AGM,
5.00%, 01/15/2044	700,000	780,801
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2019 - 11/01/2021	1,135,000	1,141,391
4.00%, 11/01/2022	350,000	362,939
City of Kansas City, Revenue Bonds,
Series A,
5.00%, 09/01/2034	100,000	100,269
Hannibal Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2037	1,500,000	1,737,930
Industrial Development Authority of the City of St. Louis, Tax Allocation,
3.75%, 11/01/2027	460,000	469,895

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
Lincoln University Auxiliary System Revenue, Revenue Bonds
AGM,
4.00%, 06/01/2035 - 06/01/2037	$ 840,000	$ 908,452
5.00%, 06/01/2027	870,000	1,058,746
Missouri Housing Development Commission, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	5,128
2.55%, 11/01/2029	460,000	477,209
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	750,000	880,905
Missouri State Board of Public Buildings, Revenue Bonds,
Series A,
2.25%, 04/01/2029	470,000	476,185
Missouri State Health & Educational Facilities Authority, Revenue Bonds
Series A,
5.00%, 02/01/2029 - 02/01/2042	2,895,000	3,277,417
St. Louis County Industrial Development Authority, Special Assessment,
2.38%, 03/01/2020 (A)	300,000	299,988
St. Louis Municipal Finance Corp., Revenue Bonds
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	4,160,000	5,001,150

		16,978,405

Montana - 0.2%
Missoula High School District No. 1, General Obligation Unlimited,
4.00%, 07/01/2034	345,000	387,901
Montana Board of Housing, Revenue Bonds,
Series A,
3.75%, 12/01/2038	345,000	366,928
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2030	575,000	713,713
Series C,
3.00%, 06/01/2022	300,000	313,095
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,703,897

		3,485,534

Nebraska - 0.7%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	880,000	1,117,706
City of La Vista, Revenue Bonds
3.00%, 07/15/2034	475,000	481,360
3.25%, 07/15/2042	2,015,000	2,028,500
Madison County Hospital Authority No. 1, Revenue Bonds,
Series V,
5.00%, 07/01/2025	1,765,000	2,050,877
Omaha Public Power District, Revenue Bonds
Series A,
5.00%, 02/01/2033 - 02/01/2034	4,025,000	4,664,732

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nebraska (continued)
Papio-Missouri River Natural Resource District, General Obligation Limited
4.00%, 12/15/2027 - 12/15/2029	$ 425,000	$ 453,587
Thurston County School District No. 16, General Obligation Limited,
3.88%, 06/15/2029	100,000	102,384

		10,899,146

Nevada - 0.4%
City of Carson City, Revenue Bonds,
5.00%, 09/01/2034	700,000	822,675
City of Las Vegas, Revenue Bonds,
2.75%, 06/15/2021 (A)	115,000	114,873
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022, 3.00% (D), 03/01/2036	1,200,000	1,254,768
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	360,000	362,783
2.25%, 09/01/2024	560,000	570,388
2.38%, 03/01/2021 - 03/01/2022	1,280,000	1,303,038
2.50%, 03/01/2023 - 09/01/2025	1,430,000	1,469,567
Las Vegas Special Improvement District Nos. 808 & 810, Special Assessment,
4.00%, 06/01/2020	175,000	177,459
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	55,368

		6,130,919

New Hampshire - 0.1%
New Hampshire Housing Finance Authority, Revenue Bonds,
3.55%, 07/01/2037	925,000	961,658

New Jersey - 8.0%
Camden County Improvement Authority, Revenue Bonds
5.00%, 01/15/2026	255,000	295,767
Series A,
5.00%, 01/15/2029	10,000	11,859
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	1,000,000	1,169,120
City of Bayonne, General Obligation Unlimited,
AGM,
5.00%, 08/01/2024	70,000	81,902
City of Newark, General Obligation Unlimited,
Series A,
5.00%, 10/01/2020	55,000	56,810
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	355,000	393,194
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	200,000	240,840
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,476,871

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Cumberland County Improvement Authority, Revenue Bonds
BAM,
5.00%, 12/15/2023 - 12/15/2024	$ 845,000	$ 989,831
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (G)	535,000	415,962
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,950,000	6,293,281
Series C, AGM,
5.13%, 11/01/2019	105,000	105,999
5.25%, 11/01/2021	45,000	48,775
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2030 - 02/01/2031	360,000	400,770
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,713,909
Little Egg Harbor Board of Education, General Obligation Unlimited,
AGM,
4.00%, 01/15/2021	125,000	130,173
Matawan-Aberdeen Regional School District, General Obligation Unlimited,
5.00%, 09/15/2019	25,000	25,119
New Jersey Building Authority, Revenue Bonds
Series A,
5.00%, 12/15/2022	45,000	45,107
Series A, BAM,
5.00%, 06/15/2028	465,000	553,741
New Jersey Economic Development Authority, Revenue Bonds
Series A,
3.50%, 09/01/2022 (A)	120,000	121,098
4.25%, 09/01/2027 (A)	200,000	213,514
5.00%, 06/15/2022 - 06/15/2025	9,000,000	10,226,505
5.00%, 09/01/2037 (A)	750,000	817,537
5.38%, 09/01/2033 (A)	250,000	269,823
5.63%, 09/01/2038 (A)	335,000	361,271
Series A, BAM,
3.13%, 07/01/2031	2,415,000	2,494,309
5.00%, 06/15/2021 - 07/01/2028	12,830,000	14,816,312
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,900,000	19,413,101
Series B,
4.25%, 09/01/2022 (A)	180,000	180,034
Series C,
4.00%, 06/15/2025	1,825,000	2,004,689
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,305,835
Series DDD,
5.00%, 06/15/2024	2,000,000	2,292,460
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	7,135,000	8,629,228
Series K, AMBAC,
5.50%, 12/15/2019	100,000	101,469
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,594,669
Series UU, AGM-CR,
5.00%, 06/15/2025	905,000	1,039,320
New Jersey Educational Facilities Authority, Revenue Bonds
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,903,598

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, Revenue Bonds (continued)
Series E, BAM,
5.00%, 07/01/2023	$ 155,000	$ 175,869
Series F, AGC,
4.00%, 07/01/2020	635,000	650,697
Series H, AGM,
5.00%, 07/01/2026	610,000	725,619
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
5.00%, 07/01/2023	50,000	55,422
Series A, AGM,
5.00%, 07/01/2024 - 07/01/2046	1,025,000	1,179,005
New Jersey Higher Education Student Assistance Authority, Revenue Bonds,
Series A,
2.38%, 12/01/2029	4,930,000	4,969,489
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,120,000	2,216,736
2.85%, 11/01/2025	1,830,000	1,939,489
Series B,
2.00%, 05/01/2021	3,825,000	3,866,042
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,322,958
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series A, AGM-CR,
5.50%, 12/15/2022	3,030,000	3,438,535
Series A-1,
5.00%, 06/15/2023	150,000	169,191
Series B, AMBAC,
5.25%, 12/15/2023	30,000	34,505
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2033	15,000	18,485
Newark Housing Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2030	100,000	109,834
Passaic County Improvement Authority, Revenue Bonds,
5.00%, 05/01/2020	145,000	149,338
River Edge School District, General Obligation Unlimited,
3.00%, 02/01/2020	25,000	25,239
South Jersey Transportation Authority LLC, Revenue Bonds,
Series A, NATL,
4.50%, 11/01/2035	105,000	105,308
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2023	25,000	27,890
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	535,000	598,146
Township of Dennis, General Obligation Unlimited,
2.00%, 10/01/2019	100,000	100,146
Township of Lakewood, General Obligation Unlimited,
BAM,
4.00%, 11/01/2019	45,000	45,302

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
Township of Little Falls, General Obligation Unlimited,
4.00%, 08/01/2019	$ 90,000	$ 90,000
Trenton Parking Authority, Revenue Bonds
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	1,620,000	1,792,298

		130,039,345

New Mexico - 0.4%
City of Farmington, Revenue Bonds
Fixed until 06/01/2022, 2.13% (D), 06/01/2040	1,450,000	1,463,340
Series A,
Fixed until 04/01/2020, 1.88% (D), 04/01/2029	1,950,000	1,952,847
New Mexico Mortgage Finance Authority, Revenue Bonds
Series A-1,
1.65%, 09/01/2021	15,000	15,089
Series A-1, GNMA, FNMA, FHLMC,
3.45%, 07/01/2033	1,025,000	1,083,999
3.70%, 07/01/2038	1,065,000	1,120,966

		5,636,241

New York - 4.0%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	2,400,000	2,647,440
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
5.00%, 10/01/2037	400,000	473,112
Series A,
3.88%, 08/01/2027	2,545,000	2,693,221
5.00%, 08/01/2037	1,320,000	1,453,214
Buffalo Municipal Water Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2039	600,000	709,854
Build NYC Resource Corp., Revenue Bonds,
5.00%, 07/01/2041	100,000	109,510
City of Niagara Falls, General Obligation Limited,
BAM,
5.00%, 05/15/2028	55,000	66,755
County of Suffolk, General Obligation Limited
Series A, AGM,
3.00%, 06/15/2025	1,505,000	1,640,014
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	11,335,000	13,199,105
5.00%, 10/15/2023	115,000	133,184
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2032 - 07/01/2036	555,000	646,106
Hudson City School District, General Obligation Unlimited
AGM,
3.25%, 06/15/2031 - 06/15/2035	405,000	430,453
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	350,000	381,140
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	620,000	650,132
2.50%, 08/01/2028	1,145,000	1,205,353

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	$ 50,000	$ 56,366
Series D,
5.00%, 11/15/2030	2,500,000	2,766,900
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	2,123,580
New York City Housing Development Corp., Revenue Bonds
Series C-1,
2.25%, 05/01/2026	955,000	982,953
2.30%, 11/01/2026	925,000	956,209
2.40%, 05/01/2027	850,000	874,081
2.45%, 11/01/2027	190,000	195,155
2.55%, 05/01/2028	370,000	381,100
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (D), 11/01/2045	4,950,000	5,225,467
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
4.50%, 03/01/2039	245,000	245,370
New York State Dormitory Authority, Revenue Bonds
Series A,
5.00%, 12/15/2029 - 08/01/2035	4,045,000	4,665,189
New York State Housing Finance Agency, Revenue Bonds
Series E, GNMA, FNMA, FHLMC,
1.00%, 11/01/2019	690,000	689,738
Series H, GNMA, FNMA, FHLMC,
1.60%, 05/01/2021	2,750,000	2,751,980
1.65%, 11/01/2021	4,970,000	4,992,763
New York State Thruway Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2051	485,000	556,339
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	145,000	146,282
North East Joint Fire District, General Obligation Limited,
Series A, BAM,
3.50%, 12/15/2019	60,000	60,544
Port Authority of New York & New Jersey, Revenue Bonds
5.00%, 09/01/2048	2,160,000	2,625,782
5.25%, 11/15/2056	500,000	595,020
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	110,000	115,674
Series 197,
1.90%, 04/01/2025	925,000	943,121
Town of North Hempstead, General Obligation Limited
Series A,
2.50%, 03/15/2030	1,455,000	1,486,399
2.75%, 03/15/2031 - 03/15/2033	3,165,000	3,238,805

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Town of Oyster Bay, General Obligation Limited,
AGM-CR,
4.00%, 02/15/2024	$ 1,035,000	$ 1,148,726
TSASC, Inc., Revenue Bonds,
Series A,
5.00%, 06/01/2024	140,000	159,426
Westchester County Local Development Corp., Revenue Bonds,
5.00%, 11/01/2026	675,000	797,634
Windsor Central School District, General Obligation Unlimited
2.00%, 06/15/2020	115,000	116,122
3.00%, 06/15/2030 - 06/15/2031	285,000	301,678

		65,636,996

North Carolina - 0.6%
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	25,000	27,241
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	20,000	20,449
Series 38-B,
2.38%, 01/01/2025	2,050,000	2,150,634
2.45%, 07/01/2025	1,205,000	1,272,685
2.65%, 01/01/2026	1,055,000	1,125,221
2.80%, 01/01/2027	80,000	85,797
North Carolina Medical Care Commission, Revenue Bonds,
5.00%, 01/01/2038	620,000	698,436
Winston-Salem State University, Revenue Bonds
BAM,
5.00%, 06/01/2029 - 06/01/2036	3,495,000	4,113,908

		9,494,371

North Dakota - 0.8%
Burleigh County Health Care Revenue, Revenue Bonds
3.60%, 05/01/2024	285,000	289,472
5.00%, 05/01/2037	2,000,000	2,090,860
City of Mandan, Revenue Bonds,
Series A,
4.00%, 09/01/2034	1,010,000	1,090,719
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2025	905,000	950,161
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	25,000	26,745
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	3,880,000	3,937,773
4.00%, 07/01/2026 - 07/01/2031	2,485,000	2,721,286
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	55,000	57,667
Series C,
2.55%, 01/01/2028	775,000	799,715

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
North Dakota Housing Finance Agency, Revenue Bonds (continued)
Series D,
2.80%, 01/01/2025	$ 810,000	$ 869,827
2.85%, 07/01/2025	745,000	803,676

		13,637,901

Ohio - 2.2%
Brunswick City School District, General Obligation Unlimited
Series A,
5.00%, 12/01/2027 - 12/01/2037	1,485,000	1,676,035
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,445,000	1,415,695
5.38%, 06/01/2024	360,000	355,687
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	2,160,000	2,223,742
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds,
BAM,
5.00%, 12/01/2023	180,000	207,544
Cleveland Heights & University Heights City School District, General Obligation Unlimited
4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,263,745
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 05/15/2020 - 11/15/2023	605,000	627,825
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2020 - 05/15/2023	1,620,000	1,665,503
Conotton Valley Union Local School District, Certificate of Participation
MAC,
4.00%, 12/01/2035 - 12/01/2042	1,150,000	1,231,617
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	80,826
County of Cuyahoga, Revenue Bonds,
4.00%, 02/15/2029	1,450,000	1,553,936
County of Lucas, Revenue Bonds,
5.00%, 11/15/2023	810,000	866,603
County of Montgomery, Revenue Bonds,
Series A,
5.00%, 05/01/2032	40,000	40,475
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	2,155,000	2,241,114
County of Warren, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2023	425,000	475,391
Series A,
4.00%, 07/01/2045 (C)	500,000	528,540
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series 1,
6.13%, 01/15/2025	730,000	759,572
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	292,058
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	2,000,000	2,283,420

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Ohio Air Quality Development Authority, Revenue Bonds,
Series E,
5.63%, 10/01/2019	$ 6,690,000	$ 6,715,221
Ohio Higher Educational Facility Commission, Revenue Bonds
5.75%, 11/15/2035	25,000	25,800
AGM,
5.25%, 11/15/2040	40,000	41,074
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	2,180,000	2,262,622
3.40%, 09/01/2037	4,220,000	4,406,904
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,445,000	1,565,354
State of Ohio, Revenue Bonds,
Series C,
3.25%, 01/15/2023	100,000	100,146
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2034	1,150,000	1,223,685
Series C,
4.00%, 11/15/2024 - 11/15/2025	155,000	171,870
Willoughby-Eastlake City School District, Certificate of Participation,
BAM,
4.00%, 03/01/2025	145,000	162,281

		36,464,285

Oklahoma - 0.6%
Caddo County Governmental Building Authority, Revenue Bonds,
5.00%, 09/01/2027	435,000	513,426
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	51,134
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,596,502
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	290,000	290,770
4.00%, 12/01/2023 - 09/01/2029	950,000	1,020,563
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,346,501
Jefferson County Educational Facilities Authority, Revenue Bonds
3.25%, 12/01/2023	135,000	139,973
3.38%, 12/01/2024	135,000	141,730
Oklahoma Development Finance Authority, Revenue Bonds,
5.00%, 06/01/2020	25,000	25,793
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034 (C)	2,030,000	2,034,161
Oklahoma Water Resources Board, Revenue Bonds,
Series B,
4.75%, 04/01/2039	55,000	57,883

		10,218,436

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.3%
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2032	$ 305,000	$ 364,576
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	820,000	839,893
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	471,777
5.50%, 06/15/2035 (A)	750,000	782,768
State of Oregon Housing & Community Services Department, Revenue Bonds
Series D,
2.30%, 01/01/2026	1,085,000	1,114,696
2.45%, 01/01/2027	1,240,000	1,277,969

		4,851,679

Pennsylvania - 6.9%
Allegheny County Hospital Development Authority, Revenue Bonds
5.38%, 08/15/2029	150,000	150,231
5.50%, 08/15/2034	100,000	100,158
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2035	345,000	383,771
5.00%, 12/01/2024	30,000	35,915
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,395,000	5,832,103
Altoona Area School District, General Obligation Limited,
BAM,
5.00%, 12/01/2036	255,000	295,002
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	89,896
Bucks County Industrial Development Authority, Revenue Bonds
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,190,859
Central Bradford Progress Authority, Revenue Bonds,
5.25%, 12/01/2019	95,000	96,282
Centre County Hospital Authority, Revenue Bonds,
3.00%, 11/15/2019	300,000	301,422
Chartiers Valley School District, General Obligation Limited,
Series B,
5.00%, 10/15/2040	10,000	11,458
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	103,511
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds,
Series C, AGM,
5.00%, 08/01/2020	110,000	114,210

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	$ 675,000	$ 725,416
Columbia Borough School District, General Obligation Limited,
BAM,
2.80%, 02/15/2021	530,000	530,546
Commonwealth Financing Authority, Revenue Bonds,
Series B-1, AGM,
5.00%, 06/01/2025	2,900,000	3,446,882
Commonwealth of Pennsylvania, General Obligation Unlimited
Series A, AGM-CR,
4.00%, 09/15/2030 - 09/15/2031	19,700,000	22,234,433
County of Bedford, General Obligation Unlimited,
Series A, BAM,
3.00%, 09/01/2019	100,000	100,121
County of Lackawanna, General Obligation Unlimited
BAM,
4.00%, 09/15/2032 - 09/15/2033	6,965,000	7,802,321
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	2,054,682
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2026	365,000	407,406
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	272,290
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044 (C)	1,070,000	1,138,352
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	735,000	865,293
Nazareth Area School District, General Obligation Limited,
Series D,
5.00%, 11/15/2035	10,000	11,763
Paradise Township Sewer Authority, Revenue Bonds
BAM,
4.00%, 10/15/2035 - 10/15/2038 (C)	440,000	473,387
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	180,000	208,286
Series A, BAM,
5.00%, 11/15/2025	110,000	131,080
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2034	180,000	201,118
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/15/2020	50,000	51,567
Pennsylvania Housing Finance Agency, Revenue Bonds
2.20%, 04/01/2027	670,000	682,757
2.25%, 10/01/2027	660,000	672,659

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Revenue Bonds (continued)
2.35%, 04/01/2028	$ 1,405,000	$ 1,433,760
2.40%, 10/01/2028	1,360,000	1,389,077
2.45%, 04/01/2029 - 10/01/2029	2,600,000	2,652,958
2.55%, 04/01/2030	1,280,000	1,309,235
2.60%, 10/01/2030	1,395,000	1,427,336
Series 119,
1.85%, 04/01/2022	620,000	627,459
Series 121,
2.20%, 04/01/2026	1,955,000	1,999,730
2.25%, 10/01/2026	1,275,000	1,304,172
2.35%, 04/01/2027	3,505,000	3,587,788
Series 124B,
2.30%, 04/01/2026	1,415,000	1,466,817
2.40%, 10/01/2026	745,000	779,754
2.45%, 04/01/2027	1,600,000	1,667,248
2.55%, 10/01/2027	1,450,000	1,510,436
2.65%, 04/01/2028	1,700,000	1,773,355
2.75%, 10/01/2028	1,580,000	1,647,782
Pennsylvania Turnpike Commission, Revenue Bonds
5.00%, 12/01/2037	15,000	16,247
Series A, AGM,
4.00%, 12/01/2049	11,725,000	12,735,460
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,305,000	1,558,661
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,275,000	9,403,296
Perkasie Regional Authority, Revenue Bonds,
BAM,
2.75%, 02/01/2025	50,000	50,330
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	425,000	456,058
5.00%, 08/01/2024	150,000	175,821
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,489,338
School District of Philadelphia, General Obligation Unlimited,
Series A, NATL,
4.38%, 06/01/2034	50,000	50,124
State Public School Building Authority, Revenue Bonds
5.00%, 09/15/2021 - 09/15/2022	180,000	196,254
5.25%, 03/01/2020	115,000	117,720
AGM,
5.00%, 10/01/2020 - 10/01/2023	260,000	284,039
BAM-TCRS,
5.00%, 10/01/2019	210,000	211,266
Series A, AGM,
5.00%, 10/01/2020 - 09/15/2021	975,000	1,041,764
Sto Rox School District, General Obligation Limited,
BAM,
3.13%, 12/15/2027	350,000	360,741
Township of Warrington, General Obligation Unlimited,
2.40%, 12/01/2024	300,000	300,231
Wilkes-Barre Area School District, General Obligation Limited
BAM,
4.00%, 04/15/2054	1,505,000	1,606,512
5.00%, 04/15/2059	4,000,000	4,692,520

		112,038,466

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico - 1.6%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	$ 125,000	$ 127,356
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.00%, 07/01/2034	130,000	132,725
AGM,
5.13%, 07/01/2030	10,000	10,300
5.25%, 07/01/2020	60,000	61,217
AGM-CR,
4.50%, 07/01/2023	100,000	100,315
Series A, AGC-ICC,
5.00%, 07/01/2020 - 07/01/2034	565,000	577,032
5.25%, 07/01/2020	275,000	279,285
5.50%, 07/01/2029	140,000	156,489
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	175,000	178,941
Series A, AGM,
4.00%, 07/01/2022	470,000	479,978
5.00%, 07/01/2035	1,645,000	1,712,741
5.25%, 07/01/2024	210,000	221,936
6.00%, 07/01/2034	440,000	464,790
Series A-4, AGM,
5.00%, 07/01/2031	115,000	116,831
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	729,400
Series C, AGM,
5.75%, 07/01/2037	305,000	315,791
Series D, AGM,
4.13%, 07/01/2020	80,000	80,070
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds,
Series A, AGC,
5.13%, 07/01/2047	470,000	484,321
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,770,101
5.00%, 07/01/2027	535,000	549,654
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.65%, 07/01/2024	620,000	620,006
5.00%, 07/01/2023	40,000	40,879
Series RR, AGC,
5.00%, 07/01/2028	345,000	354,412
Series RR, AGM,
5.00%, 07/01/2020	1,075,000	1,089,125
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,377
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,150,526
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	51,129
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,044
5.00%, 07/01/2026	650,000	667,888
Series UU, AGM,
4.00%, 07/01/2023	120,000	120,054
5.00%, 07/01/2020 - 07/01/2024	1,185,000	1,212,750
Series V, AGM,
5.25%, 07/01/2027	80,000	87,658

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	$ 30,000	$ 30,818
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	186,369
Series A, AGM-CR,
4.75%, 07/01/2038	385,000	387,849
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2036	495,000	547,861
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	180,237
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,659,956
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	195,440
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,190,626
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	287,191
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	370,932
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	104,370
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	35,000	35,530
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.20%, 08/01/2020	85,000	85,080
5.00%, 08/01/2019 - 08/01/2030	2,680,000	2,736,714
5.25%, 08/01/2020	105,000	106,636
Series C, AGC,
5.25%, 08/01/2020	110,000	112,435
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	275,000	283,357
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	504,573
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	129,191
Series N, AGC-ICC,
5.00%, 07/01/2032	200,000	204,516

		26,448,802

Rhode Island - 1.6%
Providence Public Building Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	14,660,000	17,644,423
Providence Redevelopment Agency, Revenue Bonds
Series A, AGM,
5.00%, 04/01/2025	580,000	678,229
Series A, AGM-CR,
5.00%, 04/01/2027	1,250,000	1,459,937
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,858,177
AGM,
4.00%, 05/15/2024	600,000	667,746
Series C,
5.00%, 09/15/2027	180,000	218,835

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Rhode Island Turnpike & Bridge Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2024	$ 130,000	$ 152,585
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,210,000	1,380,704
Town of West Warwick, General Obligation Unlimited,
Series A, BAM,
5.00%, 10/01/2019	165,000	165,904

		25,226,540

South Carolina - 0.3%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	385,000	433,568
Piedmont Municipal Power Agency, Revenue Bonds,
AGC,
5.75%, 01/01/2034	200,000	215,866
SGAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	500,000	592,569
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	3,050,000	3,311,354
South Carolina Public Service Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 12/01/2036	125,000	133,788
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
GNMA, FNMA, FHLMC,
2.00%, 07/01/2020	75,000	75,557
State of South Carolina, General Obligation Unlimited,
3.00%, 04/01/2026	200,000	200,250

		4,962,952

South Dakota - 0.7%
South Dakota Housing Development Authority, Revenue Bonds
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	665,000	691,560
2.30%, 05/01/2025	325,000	335,751
2.45%, 11/01/2025	290,000	306,692
2.55%, 05/01/2026	1,860,000	1,982,053
2.65%, 11/01/2026	330,000	354,757
2.75%, 05/01/2027	970,000	1,046,213
2.80%, 11/01/2027	1,330,000	1,430,428
2.85%, 05/01/2028	1,210,000	1,299,806
2.95%, 11/01/2028	440,000	472,107
Series C,
2.00%, 05/01/2023	20,000	20,359
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	901,908
2.65%, 11/01/2027	1,285,000	1,345,626
2.70%, 05/01/2028	390,000	409,009
2.75%, 11/01/2028	1,425,000	1,497,874

		12,094,143

The notes are an integral part of this report. Transamerica Funds	Page 22

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee - 1.9%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	$ 675,000	$ 781,927
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	175,000	207,153
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A,
5.00%, 07/01/2034	3,000,000	3,343,290
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	100,000	119,934
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	260,000	273,330
2.75%, 01/01/2025	40,000	43,024
2.80%, 07/01/2025	280,000	301,756
2.95%, 01/01/2026	45,000	48,902
3.00%, 01/01/2031	450,000	470,759
Series 1C,
2.35%, 07/01/2021	1,075,000	1,094,264
Series 2B,
2.30%, 01/01/2022	285,000	290,694
2.55%, 01/01/2028	340,000	351,465
2.70%, 07/01/2024	195,000	203,713
Series B2,
2.05%, 01/01/2024	890,000	903,483
2.15%, 07/01/2024	265,000	272,404
2.25%, 01/01/2025	1,000,000	1,045,800
2.40%, 07/01/2025	2,000,000	2,113,680
2.55%, 01/01/2026	120,000	128,090
2.60%, 07/01/2026	800,000	838,424
2.80%, 07/01/2027	2,270,000	2,389,788
2.85%, 01/01/2028	3,205,000	3,367,942
2.95%, 07/01/2028	2,655,000	2,802,406
3.00%, 01/01/2029	2,750,000	2,904,440
3.05%, 07/01/2029	3,100,000	3,275,553
3.15%, 01/01/2030	2,820,000	2,989,228

		30,561,449

Texas - 3.6%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
3.80%, 08/15/2026	350,000	354,105
Bexar County Health Facilities Development Corp., Revenue Bonds
5.00%, 07/15/2023 - 07/15/2026	650,000	735,711
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2019 - 12/01/2022	4,560,000	4,779,540
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	420,000	490,069
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	535,000	552,168
Central Texas Turnpike System, Revenue Bonds,
AGM-CR,
5.00%, 08/15/2041	125,000	136,110

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
City of Arlington, Special Tax,
Series C, BAM,
5.00%, 02/15/2045	$ 95,000	$ 99,268
City of Bryan Rural Electric System Revenue, Revenue Bonds,
5.00%, 07/01/2025	30,000	36,099
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2038	280,000	280,778
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	99,855
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	28,289
City of Westworth Village, General Obligation Limited,
BAM,
3.00%, 08/15/2019	35,000	35,025
Clifton Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2034	775,000	916,251
Colorado River Municipal Water District, Revenue Bonds,
5.00%, 01/01/2023	760,000	855,486
County of Denton, General Obligation Limited,
4.00%, 07/15/2029	50,000	56,403
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2020 - 04/01/2024 (A)	5,595,000	5,976,007
Dallas/Fort Worth International Airport, Revenue Bonds
Series A,
5.00%, 11/01/2045	50,000	52,197
Series C,
5.00%, 11/01/2034	40,000	45,460
Del Mar College District, General Obligation Limited,
3.50%, 08/15/2019	100,000	100,085
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited,
AGM,
2.75%, 09/01/2030	80,000	81,676
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2026	445,000	477,716
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	410,351
Fort Bend County Levee Improvement District No. 17, General Obligation Unlimited,
AGM,
4.70%, 09/01/2035	50,000	51,228
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited,
BAM,
3.00%, 09/01/2019	60,000	60,078
Fort Bend County Municipal Utility District No. 30, General Obligation Unlimited,
BAM,
4.00%, 09/01/2036	150,000	158,330

The notes are an integral part of this report. Transamerica Funds	Page 23

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	$ 25,000	$ 27,775
Grant Road Public Utility District, General Obligation Unlimited,
AGC,
3.50%, 10/01/2023	750,000	751,335
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series A,
4.38%, 11/15/2021	20,000	20,190
Harris County Municipal Utility District No. 399, General Obligation Unlimited
AGM,
4.00%, 09/01/2032 - 09/01/2034	805,000	855,553
Harris County Municipal Utility District No. 412, General Obligation Unlimited,
MAC,
3.00%, 09/01/2021	100,000	103,104
Harris County Municipal Utility District No. 419, General Obligation Unlimited,
AGM,
4.00%, 09/01/2031	40,000	42,760
Harris County-Houston Sports Authority, Revenue Bonds
NATL,
Zero Coupon, 11/15/2024	400,000	356,814
Houston Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2024	490,000	575,162
Hunt Memorial Hospital District, General Obligation Limited,
5.00%, 02/15/2024	15,000	17,190
Kingsbridge Municipal Utility District, General Obligation Unlimited,
AGM,
3.50%, 03/01/2027	695,000	696,439
Laredo Independent School District, General Obligation Unlimited,
5.00%, 08/01/2019	75,000	75,000
Love Field Airport Modernization Corp., Revenue Bonds,
5.25%, 11/01/2040	15,000	15,570
Lower Colorado River Authority, Revenue Bonds,
5.00%, 05/15/2020	35,000	36,054
Metropolitan Transit Authority of Harris County, Revenue Bonds,
Series A,
5.00%, 11/01/2020	40,000	40,389
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	525,000	535,442
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
BAM,
4.00%, 04/01/2024	275,000	301,689
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021	555,000	549,594
4.00%, 07/01/2023 - 07/01/2028	2,355,000	2,371,693
5.00%, 01/01/2022 - 01/01/2028	3,835,000	4,197,999

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (continued)
Series A1,
4.00%, 07/01/2021 - 07/01/2036	$ 2,255,000	$ 2,424,090
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,886,450
Series B,
4.00%, 07/01/2021 - 07/01/2031	2,785,000	2,965,301
4.25%, 07/01/2036	885,000	957,623
Series B1, AGM,
5.00%, 07/01/2058	750,000	849,420
Series C,
5.00%, 07/01/2022 - 07/01/2026	635,000	694,247
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	99,984
North East Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2021, 1.42% (D), 08/01/2040	5,755,000	5,749,130
Northeast Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2025	95,000	104,128
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited,
BAM,
3.00%, 10/01/2028	50,000	51,090
Northwoods Road District No. 1, General Obligation Unlimited
BAM,
4.00%, 08/15/2024 - 08/15/2027	405,000	459,350
Orange Grove Independent School District, General Obligation Unlimited,
4.00%, 08/15/2025	240,000	240,254
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	415,000	430,662
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series B, AGC,
4.50%, 09/01/2019	65,000	65,171
Texas Public Finance Authority, Revenue Bonds,
BAM,
4.00%, 05/01/2029	150,000	165,555
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	474,372
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	98,000	103,349
University of Houston, Revenue Bonds,
Series A,
5.00%, 02/15/2024	40,000	42,325
University of Texas System, Revenue Bonds,
Series B,
Fixed until 08/15/2021, 2.50% (D), 08/15/2036	9,290,000	9,362,648

The notes are an integral part of this report. Transamerica Funds	Page 24

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Viridian Municipal Management District, General Obligation Unlimited
BAM,
6.00%, 12/01/2024 - 12/01/2031	$ 1,785,000	$ 2,192,154
Washington County Junior College District, Revenue Bonds,
BAM,
5.00%, 10/01/2024	485,000	569,788

		58,325,128

U. S. Virgin Islands - 0.0% (F)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (B)	200,000	217,552

Utah - 0.5%
City of South Jordan, Special Assessment,
3.13%, 11/01/2036	2,285,000	2,350,534
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	970,000	1,043,262
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 10/15/2021 - 10/15/2031	890,000	966,957
4.25%, 04/15/2034	120,000	129,191
4.30%, 04/15/2025 (A)	500,000	503,600
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,035,000	1,208,437
Series G,
4.00%, 10/15/2022 - 10/15/2028	1,110,000	1,234,798

		7,436,779

Vermont - 0.7%
City of Burlington, General Obligation Unlimited
Series A,
5.00%, 11/01/2034 - 11/01/2037	600,000	733,974
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,105,000	1,213,944
City of Burlington Waterworks System Revenue, Revenue Bonds
5.00%, 11/01/2034 - 11/01/2037	445,000	544,907
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,426,638
Vermont Housing Finance Agency, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	950,000	958,502
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	350,000	375,312
2.90%, 05/01/2029	295,000	310,992
3.15%, 05/01/2033	2,045,000	2,118,538
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
4.00%, 07/01/2020 - 07/01/2021	315,000	325,115
5.00%, 07/01/2022 - 07/01/2028	3,425,000	3,932,980

		11,940,902

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 0.2%
Alexandria Industrial Development Authority, Revenue Bonds
4.00%, 10/01/2019 - 10/01/2020	$ 990,000	$ 1,008,070
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	458,960
Virginia Housing Development Authority, Revenue Bonds
Series B,
1.20%, 11/01/2019	370,000	369,978
Series E,
2.30%, 12/01/2026	55,000	57,005
2.45%, 12/01/2027	830,000	869,632
2.60%, 12/01/2028	800,000	838,960

		3,602,605

Washington - 0.8%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	55,730
Port of Vancouver, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2048	930,000	1,117,720
Public Utility District No. 1 of Cowlitz County, Revenue Bonds,
5.00%, 09/01/2019	155,000	155,477
Seattle Housing Authority, Revenue Bonds,
Series A,
3.40%, 12/01/2032	450,000	476,316
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2019 - 08/15/2020	60,000	61,527
Series B,
5.00%, 10/01/2026	75,000	92,334
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	260,000	260,894
3.70%, 07/01/2023 (A)	165,000	168,460
5.00%, 07/01/2033 (A)	375,000	411,757
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	93,854
2.35%, 06/01/2026	175,000	181,963
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	811,434
2.30%, 12/01/2024	595,000	621,055
2.40%, 06/01/2025	810,000	850,581
2.45%, 12/01/2025	565,000	594,194
2.60%, 06/01/2026	845,000	897,787
2.65%, 12/01/2026	620,000	661,869
2.70%, 06/01/2027	785,000	842,109
2.75%, 12/01/2027	805,000	864,707
2.80%, 06/01/2028	925,000	991,637
2.85%, 12/01/2028	640,000	686,669
3.25%, 12/01/2032	1,500,000	1,575,825
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	661,377

		13,135,276

The notes are an integral part of this report. Transamerica Funds	Page 25

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia - 0.2%
City of Buckhannon, Revenue Bonds
Series C,
4.25%, 08/01/2022 - 08/01/2023	$ 1,090,000	$ 1,090,753
West Virginia Economic Development Authority, Revenue Bonds,
Fixed until 06/01/2022, 2.63% (D), 12/01/2042	1,000,000	1,020,990
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	1,500,000	1,608,150

		3,719,893

Wisconsin - 1.1%
Central Brown County Water Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2019	50,000	50,464
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	200,000	212,578
Public Finance Authority, Revenue Bonds
Series A,
5.00%, 06/01/2027 - 07/01/2038	725,000	834,004
Series A, AGM,
5.00%, 07/01/2036 - 07/01/2044	1,130,000	1,322,376
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.50%, 08/01/2022	1,000,000	1,010,800
5.00%, 08/15/2022 - 08/01/2032	2,325,000	2,664,800
Class B,
4.25%, 07/01/2033	1,250,000	1,291,637
5.00%, 07/01/2053	1,000,000	1,064,270
Series A,
5.25%, 10/15/2039	15,000	16,018
Series A1,
5.00%, 07/01/2038	5,000,000	5,535,500
Series B-4,
Fixed until 06/01/2021, 5.00% (D), 11/15/2043	105,000	111,944
Wisconsin Housing & Economic Development Authority, Revenue Bonds,
Series B, FNMA,
3.15%, 09/01/2030	3,885,000	3,905,357

		18,019,748

Wyoming - 0.3%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	3,860,000	3,930,252
Wyoming Municipal Power Agency, Inc., Revenue Bonds,
Series A, BAM,
5.00%, 01/01/2042	235,000	272,490

		4,202,742

Total Municipal Government Obligations (Cost $1,521,283,209)		1,574,536,782

	Shares	Value
INVESTMENT COMPANIES - 0.4%
U.S. Fixed Income Funds - 0.4%
Nuveen AMT-Free Quality Municipal Income Fund	143,394	$ 2,027,591
ProShares UltraShort 20+ Year Treasury Bond	150,000	4,323,000
Putnam Managed Municipal Income Trust	22,000	173,800

Total Investment Companies (Cost $6,540,002)		6,524,391

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 1.45% (H), dated 07/31/2019, to be repurchased at $41,161,091 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $41,986,821.	$ 41,159,433	41,159,433

Total Repurchase Agreement (Cost $41,159,433)		41,159,433

Total Investments (Cost $1,568,982,644)		1,622,220,606
Net Other Assets (Liabilities) - 0.3%		4,979,400

Net Assets - 100.0%		$ 1,627,200,006

The notes are an integral part of this report. Transamerica Funds	Page 26

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,574,536,782	$—	$1,574,536,782
Investment Companies	6,524,391	—	—	6,524,391
Repurchase Agreement	—	41,159,433	—	41,159,433

Total Investments	$6,524,391	$1,615,696,215	$—	$1,622,220,606

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $41,439,879, representing 2.5% of the Fund’s net assets.
(B)	Restricted securities. At July 31, 2019, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$4,808,357	$4,963,754	0.3%
Municipal Government Obligations	Centerra Metropolitan District No. 1 Tax Allocation 2.70%, 12/01/2019	04/20/2017	268,004	268,351	0.0	(F)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	06/27/2017 - 02/01/2018	209,129	217,552	0.0	(F)

Total			$5,285,490	$5,449,657	0.3%

(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2019; the maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2019, the value of this security is $415,962, representing less than 0.1% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at July 31, 2019.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

The notes are an integral part of this report. Transamerica Funds	Page 27

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

AMT	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 28

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 3.3%
BHP Group PLC, ADR	243,169	$ 11,608,888
Challenger, Ltd. (A)	3,785,539	18,236,483
Macquarie Group, Ltd.	593,800	51,968,766
Qantas Airways, Ltd.	12,690,770	49,405,004
Santos, Ltd.	4,880,500	24,047,043

		155,266,184

Belgium - 2.1%
Groupe Bruxelles Lambert SA	510,820	48,157,387
KBC Group NV	760,400	48,892,042

		97,049,429

Brazil - 1.0%
Embraer SA, ADR	2,398,875	48,457,275

China - 0.6%
Baidu, Inc., ADR (B)	260,300	29,075,510

Denmark - 1.1%
AP Moller - Maersk A/S, Class B (A)	41,035	46,076,070
Drilling Co. of 1972 A/S (B)	82,070	5,567,735

		51,643,805

France - 8.3%
Airbus SE	96,500	13,641,323
Arkema SA	420,560	37,852,736
Dassault Aviation SA	2,910	3,994,500
Engie SA	5,302,400	81,601,234
Rexel SA	1,900,617	21,222,229
Sanofi	909,801	75,815,400
TOTAL SA	996,200	51,633,226
Veolia Environnement SA	2,712,651	68,456,041
Vivendi SA	1,287,124	35,749,919

		389,966,608

Germany - 12.9%
Allianz SE	325,602	75,542,581
Bayer AG	678,852	43,968,549
Deutsche Boerse AG	304,900	42,326,967
Fresenius SE & Co. KGaA	1,172,800	58,601,711
HeidelbergCement AG	1,061,900	76,687,693
Infineon Technologies AG	3,104,927	57,509,975
Merck KGaA	437,600	44,632,503
SAP SE	567,647	69,386,903
Siemens AG	677,395	73,723,140
Talanx AG (B)	711,984	29,876,733
TUI AG	3,398,730	33,672,451

		605,929,206

Hong Kong - 3.4%
China Mobile, Ltd.	4,703,800	40,002,873
CK Asset Holdings, Ltd.	6,148,500	46,231,385
CK Hutchison Holdings, Ltd.	7,872,300	73,566,474

		159,800,732

Ireland - 3.1%
AIB Group PLC	9,300,000	31,914,823
DCC PLC	557,731	47,032,706

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (B)	214,772	$ 13,343,784
Smurfit Kappa Group PLC	1,783,915	56,124,977

		148,416,290

Italy - 2.7%
Eni SpA	3,626,315	56,647,749
Mediobanca Banca di Credito Finanziario SpA	4,189,492	41,962,102
Prysmian SpA (A)	1,458,822	30,032,212

		128,642,063

Japan - 26.2%
Astellas Pharma, Inc.	4,046,900	57,352,232
Daiwa Securities Group, Inc.	9,896,700	42,669,976
Denka Co., Ltd.	1,035,280	29,793,723
FANUC Corp.	267,000	47,452,952
Fujitsu, Ltd.	387,660	30,252,354
Hitachi, Ltd.	1,973,580	69,972,884
Japan Airlines Co., Ltd.	1,585,000	49,634,743
JXTG Holdings, Inc.	14,886,800	70,054,698
Kirin Holdings Co., Ltd.	1,568,200	34,011,523
Kuraray Co., Ltd.	3,460,400	40,925,421
Kyocera Corp.	681,600	41,541,652
Matsumotokiyoshi Holdings Co., Ltd.	259,000	8,621,305
MS&AD Insurance Group Holdings, Inc.	902,600	29,585,943
Nintendo Co., Ltd.	68,700	25,274,229
Olympus Corp.	3,927,600	42,822,124
ORIX Corp.	5,622,300	80,241,067
Rakuten, Inc.	3,624,900	36,971,109
Sega Sammy Holdings, Inc.	3,288,400	42,154,047
Seven & i Holdings Co., Ltd.	2,264,600	77,286,133
SoftBank Group Corp.	381,000	19,453,156
Sony Corp.	1,941,900	110,443,452
Square Enix Holdings Co., Ltd.	921,700	31,438,901
Sumitomo Mitsui Financial Group, Inc.	2,484,800	86,892,895
Toshiba Corp.	2,375,850	75,805,529
Toyota Industries Corp.	1,088,400	56,503,637

		1,237,155,685

Luxembourg - 0.8%
ArcelorMittal	2,426,135	38,487,576

Netherlands - 5.9%
ASML Holding NV	197,700	44,052,354
EXOR NV	216,500	15,077,350
Heineken Holding NV	717,385	72,490,196
Koninklijke Philips NV	1,832,427	85,960,351
NXP Semiconductors NV	578,000	59,759,420

		277,339,671

Norway - 0.9%
Mowi ASA	1,836,400	44,134,001

Republic of Korea - 0.7%
Samsung Electronics Co., Ltd.	827,100	31,326,169

Singapore - 1.4%
DBS Group Holdings, Ltd.	3,526,200	67,233,435

Spain - 0.8%
Siemens Gamesa Renewable Energy SA	2,772,400	38,793,053

Sweden - 0.7%
Investor AB, B Shares	643,972	30,618,619

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 7.6%
ABB, Ltd.	3,424,000	$ 64,635,370
Glencore PLC (B)	5,679,600	18,213,446
Nestle SA	1,051,564	111,557,454
Novartis AG	1,093,015	100,228,189
UBS Group AG (B)	5,818,574	64,945,957

		359,580,416

United Kingdom - 14.4%
Aviva PLC	13,987,401	68,672,765
Barratt Developments PLC	3,751,900	29,291,923
British Land Co. PLC, REIT	7,245,000	44,725,790
HSBC Holdings PLC	5,876,200	47,281,759
IG Group Holdings PLC	2,284,400	15,878,789
Imperial Brands PLC	2,460,994	62,460,128
Inchcape PLC	4,548,896	34,461,726
Informa PLC	3,676,651	38,927,455
Persimmon PLC	1,263,700	30,832,488
Savills PLC	1,319,591	15,230,880
TechnipFMC PLC	2,057,163	56,654,269
Tesco PLC	24,782,100	67,127,434
Unilever PLC	999,658	60,141,579
Vodafone Group PLC	38,955,520	70,898,344
Whitbread PLC	657,000	36,091,242

		678,676,571

United States - 1.6%
Allergan PLC	466,300	74,841,150

Total Common Stocks (Cost $4,756,941,519)		4,692,433,448

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	14,691,059	$ 14,691,059

Total Other Investment Company (Cost $14,691,059)		14,691,059

	Principal	Value

REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $13,426,375 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $13,694,900.	$ 13,425,834	13,425,834

Total Repurchase Agreement (Cost $13,425,834)		13,425,834

Total Investments (Cost $4,785,058,412)		4,720,550,341
Net Other Assets (Liabilities) - (0.1)%		(4,427,355)

Net Assets - 100.0%		$ 4,716,122,986

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	8.4%	$ 396,838,023
Banks	6.9	324,177,056
Industrial Conglomerates	5.7	270,127,849
Capital Markets	4.6	217,790,455
Insurance	4.3	203,678,022
Oil, Gas & Consumable Fuels	4.3	202,382,716
Diversified Financial Services	4.1	192,330,906
Household Durables	3.6	170,567,863
Semiconductors & Semiconductor Equipment	3.4	161,321,749
Food Products	3.3	155,691,455
Food & Staples Retailing	3.2	153,034,872
Multi-Utilities	3.2	150,057,275
Electrical Equipment	2.8	133,460,635
Wireless Telecommunication Services	2.8	130,354,373
Health Care Equipment & Supplies	2.7	128,782,475
Airlines	2.4	112,383,531
Electronic Equipment, Instruments & Components	2.4	111,514,536
Chemicals	2.3	108,571,880
Beverages	2.3	106,501,719
Entertainment	2.0	92,463,049
Construction Materials	1.6	76,687,693
Hotels, Restaurants & Leisure	1.5	69,763,693
Software	1.5	69,386,903
Metals & Mining	1.4	68,309,910

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry (continued)	Percentage of Total Investments	Value
Aerospace & Defense	1.4%	$ 66,093,098
Tobacco	1.3	62,460,128
Energy Equipment & Services	1.3	62,222,004
Real Estate Management & Development	1.3	61,462,265
Personal Products	1.3	60,141,579
Health Care Providers & Services	1.2	58,601,711
Auto Components	1.2	56,503,637
Containers & Packaging	1.2	56,124,977
Machinery	1.0	47,452,952
Marine	1.0	46,076,070
Equity Real Estate Investment Trusts	0.9	44,725,790
Leisure Products	0.9	42,154,047
Media	0.8	38,927,455
Internet & Direct Marketing Retail	0.8	36,971,109
Distributors	0.7	34,461,726
Technology Hardware, Storage & Peripherals	0.7	31,326,169
IT Services	0.6	30,252,354
Interactive Media & Services	0.6	29,075,510
Trading Companies & Distributors	0.5	21,222,229

Investments	99.4	4,692,433,448
Short-Term Investments	0.6	28,116,893

Total Investments	100.0%	$ 4,720,550,341

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$293,740,296	$4,398,693,152	$—	$4,692,433,448
Other Investment Company	14,691,059	—	—	14,691,059
Repurchase Agreement	—	13,425,834	—	13,425,834

Total Investments	$308,431,355	$4,412,118,986	$—	$4,720,550,341

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,986,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 1.4%
Northern Star Resources, Ltd.	1,751,361	$ 15,410,950

Austria - 1.1%
Erste Group Bank AG (A)	340,200	12,210,699

China - 8.8%
ANTA Sports Products, Ltd.	4,479,200	33,436,928
NetEase, Inc., ADR	57,414	13,252,300
Ping An Insurance Group Co. of China, Ltd., H Shares	1,993,500	23,495,010
Tencent Holdings, Ltd.	548,900	25,574,878

		95,759,116

Finland - 2.0%
Neste OYJ	668,672	22,130,563

France - 9.6%
Airbus SE	94,400	13,344,466
AXA SA	1,302,401	32,805,196
TOTAL SA	541,253	28,053,241
Vinci SA	302,765	31,143,534

		105,346,437

Germany - 4.6%
Bayerische Motoren Werke AG	281,915	20,856,309
Henkel AG & Co. KGaA	147,781	13,884,183
Knorr-Bremse AG	147,379	14,960,728

		49,701,220

Ireland - 5.3%
Kingspan Group PLC	586,893	28,781,303
Smurfit Kappa Group PLC	924,489	29,085,984

		57,867,287

Israel - 2.3%
Nice, Ltd., ADR (A) (B)	162,867	24,873,048

Italy - 3.1%
Enel SpA	4,989,500	34,131,294

Japan - 21.2%
Asahi Group Holdings, Ltd.	656,800	28,449,235
Haseko Corp.	1,988,800	21,544,045
Isuzu Motors, Ltd.	1,123,900	12,436,437
Koito Manufacturing Co., Ltd.	382,000	19,097,447
Minebea Mitsumi, Inc.	1,388,800	23,703,312
Nidec Corp.	99,300	13,277,991
Nippon Telegraph & Telephone Corp.	590,300	26,640,866
Nitori Holdings Co., Ltd.	126,600	17,073,995
Open House Co., Ltd.	344,500	15,008,823
SoftBank Group Corp.	496,000	25,324,844
Sumitomo Mitsui Financial Group, Inc.	325,300	11,375,668
Takeda Pharmaceutical Co., Ltd.	513,442	17,670,563

		231,603,226

Luxembourg - 2.1%
Aroundtown SA	2,836,094	22,625,559

Netherlands - 2.5%
Euronext NV (C)	356,284	27,503,832

	Shares	Value
COMMON STOCKS (continued)
New Zealand - 1.3%
a2 Milk Co., Ltd. (A)	1,250,000	$ 14,485,426

Norway - 4.8%
DNB ASA	1,589,895	28,444,173
Equinor ASA	1,323,611	23,732,727

		52,176,900

Republic of Korea - 1.5%
Samsung Electronics Co., Ltd.	421,700	15,971,763

Spain - 1.9%
Banco Santander SA (B)	4,935,831	21,067,473

Sweden - 1.9%
Epiroc AB, Class B	2,026,189	21,059,489

Switzerland - 5.8%
Roche Holding AG	140,009	37,475,518
Swiss Life Holding AG	52,814	25,521,786

		62,997,304

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	447,660	19,083,746

United Kingdom - 14.6%
Ashtead Group PLC	900,368	24,757,561
Beazley PLC	3,182,958	22,229,592
British American Tobacco PLC	570,102	20,314,177
Compass Group PLC	1,399,483	35,407,624
GlaxoSmithKline PLC	1,752,160	36,236,285
Rio Tinto PLC, ADR	364,405	20,800,237

		159,745,476

Total Common Stocks (Cost $1,095,347,323)		1,065,750,808

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	12,683,271	12,683,271

Total Other Investment Company (Cost $12,683,271)		12,683,271

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.45% (D), dated 07/31/2019, to be repurchased at $7,423,465 on 08/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2021, and with a value of $7,576,340.	$ 7,423,166	7,423,166

Total Repurchase Agreement (Cost $7,423,166)		7,423,166

Total Investments (Cost $1,115,453,760)		1,085,857,245
Net Other Assets (Liabilities) - 0.6%		6,827,142

Net Assets - 100.0%		$ 1,092,684,387

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	9.6%	$ 104,051,584
Pharmaceuticals	8.4	91,382,366
Oil, Gas & Consumable Fuels	6.8	73,916,531
Banks	6.7	73,098,013
Machinery	5.5	59,723,529
Real Estate Management & Development	3.5	37,634,382
Metals & Mining	3.3	36,211,187
Hotels, Restaurants & Leisure	3.3	35,407,624
Electric Utilities	3.1	34,131,294
Textiles, Apparel & Luxury Goods	3.1	33,436,928
Automobiles	3.1	33,292,746
Construction & Engineering	2.9	31,143,534
Containers & Packaging	2.7	29,085,984
Building Products	2.6	28,781,303
Beverages	2.6	28,449,235
Capital Markets	2.5	27,503,832
Diversified Telecommunication Services	2.4	26,640,866
Interactive Media & Services	2.4	25,574,878
Wireless Telecommunication Services	2.3	25,324,844
Software	2.3	24,873,048
Trading Companies & Distributors	2.3	24,757,561
Household Durables	2.0	21,544,045
Tobacco	1.9	20,314,177
Auto Components	1.8	19,097,447
Semiconductors & Semiconductor Equipment	1.8	19,083,746
Specialty Retail	1.6	17,073,995
Technology Hardware, Storage & Peripherals	1.5	15,971,763
Food Products	1.3	14,485,426
Household Products	1.3	13,884,183
Aerospace & Defense	1.2	13,344,466
Electrical Equipment	1.2	13,277,991
Entertainment	1.2	13,252,300

Investments	98.2	1,065,750,808
Short-Term Investments	1.8	20,106,437

Total Investments	100.0%	$ 1,085,857,245

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$78,009,331	$987,741,477	$—	$1,065,750,808
Other Investment Company	12,683,271	—	—	12,683,271
Repurchase Agreement	—	7,423,166	—	7,423,166

Total Investments	$90,692,602	$995,164,643	$—	$1,085,857,245

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,358,704. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the value of the 144A security is $27,503,832, representing 2.5% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 2.9%
BlueScope Steel, Ltd.	326,600	$ 2,882,617
Charter Hall Group, REIT	364,532	2,819,123
IMF Bentham, Ltd. (A) (B)	2,547,349	5,949,226
Senex Energy, Ltd. (A)	10,795,700	2,299,604
WPP Aunz, Ltd.	2,830,779	1,258,288

		15,208,858

Belgium - 3.6%
Barco NV	26,862	5,609,740
D’ieteren SA	139,108	6,521,587
Fagron	378,748	6,289,045

		18,420,372

Denmark - 2.2%
Nilfisk Holding A/S (A)	15,895	402,364
NKT A/S (A) (B)	85,874	1,260,906
Scandinavian Tobacco Group A/S, Class A (C)	372,128	3,922,189
Schouw & Co. A/S (B)	76,367	5,694,299

		11,279,758

Finland - 1.0%
Raisio OYJ, V Shares	1,427,483	4,954,003

France - 3.6%
ICADE, REIT	75,800	6,586,985
Kaufman & Broad SA	70,329	2,887,857
Rothschild & Co.	295,719	9,264,318

		18,739,160

Germany - 6.0%
Bertrandt AG	49,309	3,313,314
DIC Asset AG	509,978	5,749,436
Gerresheimer AG	93,900	7,303,722
Hamburger Hafen und Logistik AG	241,040	6,076,397
SAF-Holland SA	476,200	4,923,615
Takkt AG	255,813	3,500,168

		30,866,652

Greece - 0.8%
Motor Oil Hellas Corinth Refineries SA	177,151	4,392,780

Hong Kong - 5.2%
First Pacific Co., Ltd.	9,232,350	3,849,210
Great Eagle Holdings, Ltd.	1,184,693	4,802,043
Kerry Logistics Network, Ltd.	6,869,200	11,777,650
NewOcean Energy Holdings, Ltd. (A)	7,639,020	1,615,291
Pacific Textiles Holdings, Ltd.	6,407,200	5,053,666

		27,097,860

Ireland - 4.3%
Bank of Ireland Group PLC	1,246,100	5,498,642
C&C Group PLC	221,900	1,002,225
Grafton Group PLC	342,500	3,014,113
Greencore Group PLC	1,737,100	4,516,497
Smurfit Kappa Group PLC	263,510	8,290,469

		22,321,946

	Shares	Value
COMMON STOCKS (continued)
Italy - 2.5%
Danieli & C Officine Meccaniche SpA	211,890	$ 2,392,536
doValue SpA (C)	209,700	2,637,088
Prysmian SpA (B)	376,252	7,745,756

		12,775,380

Japan - 30.7%
Aida Engineering, Ltd.	359,700	2,847,317
Air Water, Inc.	332,900	5,440,566
Capcom Co., Ltd.	428,400	8,945,297
Chugoku Marine Paints, Ltd.	240,900	1,802,948
Daiichikosho Co., Ltd.	53,800	2,222,254
Denka Co., Ltd.	382,460	11,006,595
DTS Corp.	277,300	6,061,482
GMO internet, Inc.	206,600	3,358,568
Hakuhodo DY Holdings, Inc.	323,300	5,070,500
Hikari Tsushin, Inc.	38,100	8,400,164
Kaken Pharmaceutical Co., Ltd.	110,100	5,333,727
Kenedix, Inc.	759,900	3,851,230
Kintetsu World Express, Inc.	559,100	7,497,242
Kumiai Chemical Industry Co., Ltd.	822,800	6,759,003
Kyushu Railway Co.	132,200	3,766,656
Matsumotokiyoshi Holdings Co., Ltd.	195,900	6,520,902
Meitec Corp.	81,200	4,184,804
Nakanishi, Inc.	529,200	9,660,384
Nichiha Corp.	201,800	5,263,625
Nippon Parking Development Co., Ltd. (B)	1,603,900	2,496,116
Rohto Pharmaceutical Co., Ltd.	185,000	5,328,872
Sanwa Holdings Corp.	906,600	10,107,272
Shinoken Group Co., Ltd. (B)	352,900	2,585,813
Sogo Medical Holdings Co., Ltd.	103,300	1,561,074
Square Enix Holdings Co., Ltd.	179,000	6,105,635
Takasago Thermal Engineering Co., Ltd.	251,700	3,885,811
Token Corp.	73,600	4,225,033
Trend Micro, Inc.	140,700	6,134,790
Wakita & Co., Ltd.	329,000	3,296,513
Welcia Holdings Co., Ltd. (B)	107,100	4,976,439

		158,696,632

Netherlands - 4.6%
ASM International NV	175,900	14,347,869
Intertrust NV (C)	489,700	9,354,387

		23,702,256

New Zealand - 1.7%
Air New Zealand, Ltd.	4,902,202	8,727,015

Norway - 0.4%
ABG Sundal Collier Holding ASA (A)	5,265,727	2,122,510

Philippines - 0.5%
Alliance Global Group, Inc.	7,713,200	2,354,434

Republic of Korea - 2.1%
Eugene Technology Co., Ltd.	256,509	2,390,026
Interpark Holdings Corp.	565,819	1,044,055
NongShim Co., Ltd.	10,900	2,159,599
Value Added Technology Co., Ltd.	241,600	5,077,373

		10,671,053

Spain - 1.5%
Cia de Distribucion Integral Logista Holdings SA	381,064	7,939,931

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 4.6%
Cloetta AB, B Shares	1,570,600	$ 4,678,497
Dios Fastigheter AB	1,151,874	9,880,505
Nobina AB (C)	693,172	4,039,843
Scandic Hotels Group AB (C)	618,200	5,183,836

		23,782,681

Switzerland - 3.4%
Pargesa Holding SA	163,835	12,296,729
Swissquote Group Holding SA	127,476	5,161,356

		17,458,085

United Kingdom - 16.3%
Bellway PLC	222,700	8,027,347
Dialog Semiconductor PLC (A)	57,887	2,591,171
Equiniti Group PLC (C)	2,927,700	7,483,004
IG Group Holdings PLC	899,335	6,251,248
Inchcape PLC	418,400	3,169,733
Informa PLC	1,563,327	16,552,113
Intermediate Capital Group PLC	482,835	8,133,867
International Personal Finance PLC	1,503,150	1,853,572
Lancashire Holdings, Ltd.	614,600	5,156,954
Northgate PLC	736,283	2,945,845
Redrow PLC	912,000	6,206,095
Rentokil Initial PLC	973,881	5,145,407
Savills PLC	912,500	10,532,186

		84,048,542

Total Common Stocks (Cost $482,178,406)		505,559,908

OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	15,746,311	15,746,311

Total Other Investment Company (Cost $15,746,311)		15,746,311

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 1.45% (D), dated 07/31/2019, to be repurchased at $4,029,781 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $4,113,057.	$ 4,029,618	4,029,618

Total Repurchase Agreement (Cost $4,029,618)		4,029,618

Total Investments (Cost $501,954,335)		525,335,837
Net Other Assets (Liabilities) - (1.8)%		(9,141,183)

Net Assets - 100.0%		$ 516,194,654

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Real Estate Management & Development	7.1%	$ 37,401,213
Capital Markets	5.9	30,933,299
Air Freight & Logistics	5.2	27,214,823
Chemicals	4.8	25,009,112
Diversified Financial Services	4.7	24,732,253
Media	4.3	22,880,901
Food Products	4.2	22,002,895
Household Durables	4.1	21,346,332
Semiconductors & Semiconductor Equipment	3.7	19,329,066
Building Products	3.7	19,256,708
Entertainment	3.3	17,273,186
IT Services	3.2	16,903,054
Professional Services	3.2	16,852,505
Health Care Equipment & Supplies	2.8	14,737,757
Food & Staples Retailing	2.5	13,058,415
Road & Rail	2.0	10,752,344
Pharmaceuticals	2.0	10,662,599
Distributors	1.8	9,691,320
Equity Real Estate Investment Trusts	1.8	9,406,108
Electrical Equipment	1.7	9,006,662
Airlines	1.7	8,727,015
Specialty Retail	1.6	8,400,164
Oil, Gas & Consumable Fuels	1.6	8,307,675
Containers & Packaging	1.6	8,290,469
Commercial Services & Supplies	1.4	7,641,523
Life Sciences Tools & Services	1.4	7,303,722
Trading Companies & Distributors	1.2	6,310,626
Health Care Providers & Services	1.2	6,289,045
Software	1.2	6,134,790
Transportation Infrastructure	1.2	6,076,397
Machinery	1.1	5,642,217
Electronic Equipment, Instruments & Components	1.1	5,609,740
Banks	1.0	5,498,642
Hotels, Restaurants & Leisure	1.0	5,183,836
Insurance	1.0	5,156,954
Textiles, Apparel & Luxury Goods	1.0	5,053,666
Auto Components	0.9	4,923,615
Internet & Direct Marketing Retail	0.9	4,544,223
Tobacco	0.7	3,922,189
Metals & Mining	0.5	2,882,617
Industrial Conglomerates	0.4	2,354,434
Consumer Finance	0.3	1,853,572
Beverages	0.2	1,002,225

Investments	96.2	505,559,908
Short-Term Investments	3.8	19,775,929

Total Investments	100.0%	$ 525,335,837

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$505,559,908	$—	$505,559,908
Other Investment Company	15,746,311	—	—	15,746,311
Repurchase Agreement	—	4,029,618	—	4,029,618

Total Investments	$15,746,311	$509,589,526	$—	$525,335,837

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,969,480. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $32,620,347, representing 6.3% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Stock

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Australia - 4.4%
Austal, Ltd.	3,196	$ 8,828
BHP Group, Ltd.	687	18,914
Fortescue Metals Group, Ltd.	1,671	9,408
Goodman Group, REIT	1,532	15,494
OZ Minerals, Ltd.	2,159	14,974
Sandfire Resources NL	2,128	9,709
St Barbara, Ltd.	2,091	5,240

		82,567

Belgium - 0.6%
Anheuser-Busch InBev SA	41	4,122
UCB SA	102	7,954

		12,076

Denmark - 1.6%
GN Store Nord A/S	134	6,356
Novo Nordisk A/S, Class B	281	13,494
Royal Unibrew A/S	129	9,613

		29,463

Finland - 0.5%
Neste OYJ	270	8,936

France - 11.3%
Air France-KLM (A)	1,116	11,642
AXA SA	735	18,513
Cie Generale des Etablissements Michelin SCA	194	21,446
Eiffage SA	299	29,545
Engie SA	1,129	17,375
Kering SA	17	8,781
Pernod Ricard SA	52	9,125
Peugeot SA	1,333	31,463
Publicis Groupe SA	276	13,619
Sanofi	276	23,000
Vinci SA	273	28,082

		212,591

Germany - 7.2%
Allianz SE	204	47,330
Bayer AG	73	4,728
Deutsche Telekom AG	495	8,109
Merck KGaA	175	17,849
ProSiebenSat.1 Media SE	1,299	16,779
SAP SE	261	31,903
TAG Immobilien AG (A)	423	9,958

		136,656

Hong Kong - 0.7%
CK Asset Holdings, Ltd.	1,000	7,519
Wheelock & Co., Ltd.	1,000	6,293

		13,812

Israel - 1.1%
Israel Discount Bank, Ltd., A Shares	4,919	21,231

Italy - 4.6%
Enel SpA	6,114	41,823

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Eni SpA	925	$ 14,450
Leonardo SpA	2,560	31,169

		87,442

Japan - 23.4%
Asahi Group Holdings, Ltd.	400	17,326
Central Glass Co., Ltd.	300	6,820
Chubu Electric Power Co., Inc.	600	8,470
Cosmo Energy Holdings Co., Ltd.	200	4,123
GungHo Online Entertainment, Inc.	280	7,388
Hiroshima Bank, Ltd.	900	4,301
Hitachi, Ltd.	900	31,909
Hokkaido Electric Power Co., Inc.	1,100	6,228
ITOCHU Corp.	2,600	49,506
Kajima Corp.	700	9,003
Kansai Electric Power Co., Inc.	1,300	16,055
KDDI Corp.	800	20,873
Marubeni Corp.	4,700	30,468
Mitsubishi Corp.	400	10,741
Mitsubishi UFJ Financial Group, Inc.	3,700	18,274
Morinaga Milk Industry Co., Ltd.	200	7,761
Nichi-iko Pharmaceutical Co., Ltd.	400	4,583
Nihon Unisys, Ltd.	200	6,564
Nippon Light Metal Holdings Co., Ltd.	1,400	2,559
Nippon Suisan Kaisha, Ltd.	1,100	6,932
Nippon Telegraph & Telephone Corp.	900	40,618
Nipro Corp.	600	6,652
NS Solutions Corp.	400	13,475
Ricoh Co., Ltd.	1,100	10,075
Sawai Pharmaceutical Co., Ltd.	200	11,034
Showa Denko KK	600	16,096
SoftBank Group Corp.	400	20,423
Sony Corp.	500	28,437
Sumitomo Corp.	800	11,871
Toyota Motor Corp.	200	12,923

		441,488

Netherlands - 6.1%
ASR Nederland NV	125	4,697
Koninklijke Ahold Delhaize NV	913	20,737
NN Group NV	793	29,794
NXP Semiconductors NV	281	29,053
Royal Dutch Shell PLC, Class B	982	31,016

		115,297

Norway - 0.2%
Austevoll Seafood ASA	400	4,070

Singapore - 0.2%
Yanlord Land Group, Ltd.	4,100	3,848

Spain - 2.2%
Almirall SA	266	4,821
Banco Bilbao Vizcaya Argentaria SA	1,296	6,599
Banco Santander SA	1,860	7,939
Iberdrola SA	1,725	16,366
Repsol SA	382	6,059

		41,784

Sweden - 4.6%
Essity AB, Class B	816	24,238
SSAB AB, B Shares	1,389	3,521

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	3,232	$ 28,277
Volvo AB, Class B	2,043	30,349

		86,385

Switzerland - 12.7%
Lonza Group AG (A)	41	14,045
Nestle SA	511	54,210
Novartis AG	575	52,727
Roche Holding AG	185	49,518
Straumann Holding AG	15	12,237
Swiss Life Holding AG	61	29,478
UBS Group AG (A)	1,224	13,662
Zurich Insurance Group AG	40	13,913

		239,790

United Kingdom - 13.3%
3i Group PLC	2,085	28,095
Ashtead Group PLC	952	26,177
Aviva PLC	2,062	10,124
Barclays PLC	7,449	13,943
Bellway PLC	304	10,958
BP PLC	3,268	21,623
Coca-Cola European Partners PLC	254	14,041
Electrocomponents PLC	825	6,079
GlaxoSmithKline PLC	1,727	35,716
Halma PLC	387	9,346
Imperial Brands PLC	340	8,629
Lloyds Banking Group PLC	15,172	9,815
Persimmon PLC	273	6,661
Redrow PLC	729	4,961
Rio Tinto PLC	232	13,101
Standard Chartered PLC	1,327	10,921
Tesco PLC	7,753	21,001

		251,191

Total Common Stocks (Cost $1,845,443)		1,788,627

PREFERRED STOCK - 1.1%
Germany - 1.1%
Volkswagen AG, 3.42% (B)	126	21,053

Total Preferred Stock (Cost $22,200)		21,053

EXCHANGE-TRADED FUND - 1.5%
United States - 1.5%
iShares MSCI EAFE ETF	440	28,358

Total Exchange-Traded Fund (Cost $29,411)		28,358

Total Investments (Cost $1,897,054)		1,838,038
Net Other Assets (Liabilities) - 2.7%		50,437

Net Assets - 100.0%		$ 1,888,475

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	12.3%	$ 225,424
Insurance	8.4	153,849
Trading Companies & Distributors	7.0	128,763
Banks	5.1	93,023
Electric Utilities	4.8	88,942
Oil, Gas & Consumable Fuels	4.7	86,207
Metals & Mining	4.2	77,426
Food Products	4.0	72,973
Construction & Engineering	3.6	66,630
Automobiles	3.6	65,439
Beverages	2.9	54,227
Household Durables	2.8	51,017
Diversified Telecommunication Services	2.6	48,727
Electronic Equipment, Instruments & Components	2.6	47,334
Capital Markets	2.3	41,757
Food & Staples Retailing	2.3	41,738
Wireless Telecommunication Services	2.2	41,296
Aerospace & Defense	2.2	39,997
Software	1.7	31,903
Media	1.7	30,398
Machinery	1.6	30,349
Semiconductors & Semiconductor Equipment	1.6	29,053
International Equity Funds	1.5	28,358
Communications Equipment	1.5	28,277
Real Estate Management & Development	1.5	27,618
Health Care Equipment & Supplies	1.4	25,245
Household Products	1.3	24,238
Auto Components	1.2	21,446
IT Services	1.1	20,039
Multi-Utilities	0.9	17,375
Chemicals	0.9	16,096
Equity Real Estate Investment Trusts	0.8	15,494
Life Sciences Tools & Services	0.8	14,045
Airlines	0.6	11,642
Technology Hardware, Storage & Peripherals	0.5	10,075
Textiles, Apparel & Luxury Goods	0.5	8,781
Tobacco	0.5	8,629
Entertainment	0.4	7,388
Building Products	0.4	6,820

Investments	100.0	1,838,038

Total Investments	100.0%	$ 1,838,038

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$43,094	$1,745,533	$—	$1,788,627
Preferred Stock	—	21,053	—	21,053
Exchange-Traded Fund	28,358	—	—	28,358

Total Investments	$71,452	$1,766,586	$—	$1,838,038

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Value

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 3.4%
Challenger, Ltd.	7,380	$ 35,552
Macquarie Group, Ltd.	1,240	108,524
Qantas Airways, Ltd.	11,306	44,014
Santos, Ltd.	25,708	126,668

		314,758

Belgium - 0.7%
KBC Group NV	1,074	69,056

Brazil - 2.2%
Ambev SA	6,350	33,494
Banco do Brasil SA	3,860	49,783
BR Properties SA (A)	20,200	53,142
Localiza Rent a Car SA	2,900	33,435
Qualicorp Consultoria e Corretora de Seguros SA	6,160	35,866

		205,720

Canada - 4.8%
Canadian Imperial Bank of Commerce	800	62,937
Canadian National Railway Co.	1,560	147,655
Entertainment One, Ltd.	9,570	51,108
Fairfax Financial Holdings, Ltd.	120	55,595
Fairfax Holdings Corp. (A) (B)	2,500	31,875
RioCan, REIT	1,600	31,544
Suncor Energy, Inc.	1,700	48,779
Transcontinental, Inc., Class A	1,500	17,253

		446,746

China - 6.5%
Agricultural Bank of China, Ltd., H Shares	123,000	49,787
Alibaba Group Holding, Ltd., ADR (A)	707	122,389
Baidu, Inc., ADR (A)	207	23,122
China Construction Bank Corp., H Shares	86,000	66,025
China Petroleum & Chemical Corp., Class A	49,500	37,711
ENN Energy Holdings, Ltd.	4,230	43,511
JD.com, Inc., ADR (A)	1,845	55,184
Minth Group, Ltd.	8,000	22,545
NetEase, Inc., ADR	75	17,312
Tencent Holdings, Ltd.	3,290	153,291
Times China Holdings, Ltd.	10,760	18,856

		609,733

Czech Republic - 0.3%
Komercni banka as	797	30,744

Denmark - 1.5%
AP Moller - Maersk A/S, Class B	113	126,882
Drilling Co. of 1972 A/S (A)	226	15,332

		142,214

Egypt - 0.2%
ElSewedy Electric Co.	19,230	14,292

France - 6.5%
Airbus SE	759	107,293
Arkema SA	732	65,884
Engie SA	4,274	65,775
LVMH Moet Hennessy Louis Vuitton SE	134	55,350

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Peugeot SA	2,676	$ 63,162
Sanofi	1,430	119,164
Veolia Environnement SA	3,965	100,060
Vivendi SA	1,164	32,330

		609,018

Germany - 7.5%
Allianz SE	604	140,133
Bayer AG	1,776	115,030
Deutsche Boerse AG	409	56,778
Fresenius SE & Co. KGaA	1,010	50,467
Infineon Technologies AG	3,176	58,826
Merck KGaA	740	75,476
SAP SE	649	79,331
Siemens AG	730	79,448
TUI AG	4,452	44,108

		699,597

Greece - 0.3%
OPAP SA	2,411	27,136

Hong Kong - 4.0%
China Mobile, Ltd.	6,000	51,026
CK Hutchison Holdings, Ltd.	8,500	79,432
Guangdong Investment, Ltd.	6,607	13,886
Haier Electronics Group Co., Ltd.	16,000	37,605
Kerry Logistics Network, Ltd.	26,500	45,436
SITC International Holdings Co., Ltd.	38,000	41,885
Swire Pacific, Ltd., Class A	3,500	39,893
Swire Pacific, Ltd., Class B	23,900	42,558
WH Group, Ltd. (B)	27,500	26,768

		378,489

Hungary - 0.4%
Richter Gedeon Nyrt	2,240	39,422

India - 1.6%
ICICI Bank, Ltd., ADR	3,370	41,148
Infosys, Ltd., ADR	5,900	66,788
Vedanta, Ltd., ADR	5,288	46,164

		154,100

Indonesia - 0.7%
AKR Corporindo Tbk PT	75,200	21,350
Semen Indonesia Persero Tbk PT	44,900	40,816

		62,166

Ireland - 2.9%
AIB Group PLC	20,335	69,784
DCC PLC	876	73,872
Ryanair Holdings PLC, ADR (A)	828	51,443
Smurfit Kappa Group PLC	2,577	81,077

		276,176

Italy - 1.8%
Eni SpA	6,842	106,881
Mediobanca Banca di Credito Finanziario SpA	6,043	60,527

		167,408

Japan - 15.8%
Astellas Pharma, Inc.	5,100	72,277
FANUC Corp.	180	31,991
Hikari Tsushin, Inc.	360	79,372

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi, Ltd.	2,700	$ 95,728
JXTG Holdings, Inc.	25,100	118,116
Kuraray Co., Ltd.	4,800	56,769
MS&AD Insurance Group Holdings, Inc.	3,000	98,336
Nintendo Co., Ltd.	130	47,826
Olympus Corp.	4,310	46,991
ORIX Corp.	3,400	48,525
Rakuten, Inc.	3,410	34,779
Seven & i Holdings Co., Ltd.	2,450	83,613
SoftBank Group Corp.	1,310	66,886
Sony Corp.	3,320	188,821
Square Enix Holdings Co., Ltd.	420	14,326
Sumitomo Mitsui Financial Group, Inc.	3,600	125,891
Toshiba Corp.	2,860	91,253
Toyota Motor Corp.	2,510	162,179
Trend Micro, Inc.	500	21,801

		1,485,480

Luxembourg - 2.2%
ArcelorMittal	6,005	95,262
Eurofins Scientific SE	108	46,198
Millicom International Cellular SA, SDR	1,320	67,814

		209,274

Malaysia - 0.7%
Malayan Banking Bhd.	18,700	39,117
Sime Darby Property Bhd.	117,300	27,694

		66,811

Mexico - 0.9%
Alpek SAB de CV	13,000	14,049
Arca Continental SAB de CV	5,100	27,100
Grupo Aeroportuario del Centro Norte SAB de CV	7,200	44,243

		85,392

Netherlands - 3.6%
ASML Holding NV	360	80,217
Heineken NV (C)	767	82,290
Koninklijke Philips NV	2,109	98,935
NXP Semiconductors NV	745	77,025

		338,467

Norway - 0.6%
Mowi ASA	2,366	56,862

Philippines - 0.4%
International Container Terminal Services, Inc.	15,850	42,049

Republic of Korea - 1.1%
Com2uSCorp	538	39,893
Hana Financial Group, Inc.	1,413	41,359
NCSoft Corp.	61	24,826

		106,078

Republic of South Africa - 0.8%
Naspers, Ltd., N Shares	319	77,759

Russian Federation - 1.7%
Lukoil PJSC, ADR	831	67,685
PhosAgro PJSC, GDR (D)	3,358	41,874
Sberbank of Russia PJSC, ADR	3,204	47,804

		157,363

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.2%
DBS Group Holdings, Ltd.	6,000	$ 114,401

Sweden - 0.5%
Loomis AB, Class B	1,227	42,204

Switzerland - 6.5%
Alcon, Inc. (A)	353	20,442
Nestle SA	2,339	248,138
Novartis AG	1,767	162,032
Pargesa Holding SA	892	66,949
UBS Group AG (A)	6,144	68,578
Wizz Air Holdings PLC (A) (B)	1,101	47,125

		613,264

Taiwan - 3.1%
Chailease Holding Co., Ltd.	7,416	31,110
Delta Electronics, Inc.	7,200	34,755
Hon Hai Precision Industry Co., Ltd.	13,400	33,591
Taiwan High Speed Rail Corp.	22,820	30,416
Taiwan Semiconductor Manufacturing Co., Ltd.	14,950	122,935
Yuanta Financial Holding Co., Ltd.	59,800	33,504

		286,311

Thailand - 0.5%
Bangkok Bank PCL, NVDR	7,800	45,828

Turkey - 0.6%
Tofas Turk Otomobil Fabrikasi AS	5,237	18,447
Tupras Turkiye Petrol Rafinerileri AS	1,496	37,514

		55,961

United Kingdom - 9.6%
Aviva PLC	18,990	93,234
Barratt Developments PLC	5,607	43,775
British Land Co. PLC, REIT	11,189	69,073
Cineworld Group PLC	11,986	37,207
HSBC Holdings PLC	21,261	170,268
Imperial Brands PLC	1,192	30,253
Informa PLC	4,509	47,740
Persimmon PLC	1,379	33,646
TechnipFMC PLC	3,083	84,906
Tesco PLC	38,957	105,523
Unilever PLC	900	54,146
Vodafone Group PLC	20,074	36,534
Whitbread PLC	1,080	59,328
William Hill PLC	17,690	32,710

		898,343

United States - 2.5%
Allergan PLC	652	104,646
Burford Capital, Ltd.	4,250	77,395
Cott Corp.	3,800	48,630

		230,671

Uruguay - 0.4%
Arcos Dorados Holdings, Inc., Class A	5,169	41,093

Total Common Stocks (Cost $9,761,377)		9,200,386

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.4%
Republic of Korea - 1.4%
Samsung Electronics Co., Ltd., 3.99% (E)	4,198	$ 129,831

Total Preferred Stock (Cost $146,048)		129,831

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (E)	84,901	84,901

Total Other Investment Company (Cost $84,901)		84,901

Total Investments (Cost $9,992,326)		9,415,118
Net Other Assets (Liabilities) - (0.3)%		(29,308)

Net Assets - 100.0%		$ 9,385,810

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.5%	$ 1,084,459
Pharmaceuticals	7.3	688,047
Oil, Gas & Consumable Fuels	5.8	543,354
Insurance	4.1	387,298
Capital Markets	4.0	376,654
Semiconductors & Semiconductor Equipment	3.6	339,003
Food Products	3.5	331,768
Industrial Conglomerates	3.4	324,005
Household Durables	3.2	303,847
Internet & Direct Marketing Retail	3.1	290,111
Entertainment	2.8	264,828
Automobiles	2.6	243,788
Wireless Telecommunication Services	2.4	222,260
Hotels, Restaurants & Leisure	2.2	204,375
Beverages	2.0	191,514
Food & Staples Retailing	2.0	189,136
Real Estate Management & Development	1.9	182,143
Diversified Financial Services	1.9	182,136
Road & Rail	1.9	181,090
Chemicals	1.9	178,576
Interactive Media & Services	1.9	176,413
Marine	1.8	168,767
Health Care Equipment & Supplies	1.8	166,368
Multi-Utilities	1.8	165,835
Electronic Equipment, Instruments & Components	1.7	164,074
Airlines	1.5	142,582
Metals & Mining	1.5	141,426
Technology Hardware, Storage & Peripherals	1.4	129,831
Transportation Infrastructure	1.2	116,708
Aerospace & Defense	1.1	107,293
Software	1.1	101,132
Equity Real Estate Investment Trusts	1.1	100,617
Energy Equipment & Services	1.1	100,238
Health Care Providers & Services	0.9	86,333
Containers & Packaging	0.9	81,077

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Specialty Retail	0.9%	$ 79,372
IT Services	0.7	66,788
Commercial Services & Supplies	0.6	59,457
Textiles, Apparel & Luxury Goods	0.6	55,350
Personal Products	0.6	54,146
Media	0.5	47,740
Life Sciences Tools & Services	0.5	46,198
Air Freight & Logistics	0.5	45,436
Gas Utilities	0.5	43,511
Construction Materials	0.4	40,816
Machinery	0.3	31,991
Tobacco	0.3	30,253
Auto Components	0.2	22,545
Trading Companies & Distributors	0.2	21,350
Electrical Equipment	0.2	14,292
Water Utilities	0.2	13,886

Investments	99.1	9,330,217
Short-Term Investments	0.9	84,901

Total Investments	100.0%	$ 9,415,118

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,623,963	$7,576,423	$—	$9,200,386
Preferred Stock	—	129,831	—	129,831
Other Investment Company	84,901	—	—	84,901

Total Investments	$1,708,864	$7,706,254	$—	$9,415,118

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $105,768, representing 1.1% of the Fund’s net assets.
(C)	All or a portion of the security is on loan. The value of the security on loan is $80,854. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the value of the Regulation S security is $41,874, representing 0.4% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at July 31, 2019.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica International Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 4.0%
Textron, Inc.	865,000	$ 42,644,500
United Technologies Corp.	305,000	40,748,000

		83,392,500

Auto Components - 1.0%
Goodyear Tire & Rubber Co.	1,582,292	21,724,869

Automobiles - 5.1%
General Motors Co.	2,626,684	105,960,433

Banks - 13.8%
Bank of America Corp.	2,600,000	79,768,000
Citigroup, Inc.	1,230,000	87,526,800
Comerica, Inc.	475,000	34,770,000
JPMorgan Chase & Co.	725,000	84,100,000

		286,164,800

Beverages - 5.8%
Cott Corp.	4,493,271	57,468,936
Keurig Dr. Pepper, Inc.	2,199,957	61,906,790

		119,375,726

Biotechnology - 5.0%
AbbVie, Inc.	1,549,900	103,254,338

Capital Markets - 1.1%
Morgan Stanley	493,286	21,980,824

Chemicals - 4.4%
DuPont de Nemours, Inc.	1,275,000	92,004,000

Communications Equipment - 5.7%
CommScope Holding Co., Inc. (A)	3,476,592	49,645,734
Nokia OYJ, ADR (B)	12,500,000	67,625,000

		117,270,734

Containers & Packaging - 0.9%
WestRock Co.	534,024	19,251,565

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	1,966,479	66,958,610

Energy Equipment & Services - 1.1%
Halliburton Co.	1,000,000	23,000,000

Food & Staples Retailing - 1.4%
Walmart, Inc.	260,000	28,698,800

Food Products - 9.3%
Archer-Daniels-Midland Co.	1,454,854	59,765,402
Kraft Heinz Co.	1,820,000	58,258,200
TreeHouse Foods, Inc. (A)	1,275,580	75,692,917

		193,716,519

Health Care Providers & Services - 2.4%
Cigna Corp. (A)	290,000	49,276,800

Health Care Technology - 1.5%
Change Healthcare, Inc. (A)	2,155,152	30,021,267

	Shares	Value
COMMON STOCKS (continued)
Insurance - 7.9%
American International Group, Inc.	1,911,538	$ 107,027,013
Lincoln National Corp.	865,000	56,519,100

		163,546,113

Life Sciences Tools & Services - 5.0%
Bio-Rad Laboratories, Inc., Class A (A)	300,000	94,470,000
Fluidigm Corp. (A)	807,077	9,483,155

		103,953,155

Machinery - 2.1%
Caterpillar, Inc.	330,000	43,451,100

Multi-Utilities - 4.7%
CenterPoint Energy, Inc.	3,370,000	97,763,700

Oil, Gas & Consumable Fuels - 8.1%
Exxon Mobil Corp.	540,000	40,154,400
Occidental Petroleum Corp.	1,880,000	96,556,800
Williams Cos., Inc.	1,267,122	31,221,886

		167,933,086

Pharmaceuticals - 1.2%
Pfizer, Inc.	650,000	25,246,000

Semiconductors & Semiconductor Equipment - 2.1%
Intel Corp.	865,000	43,725,750

Specialty Retail - 2.1%
Lowe’s Cos., Inc.	420,000	42,588,000

Total Common Stocks (Cost $1,979,222,267)		2,050,258,689

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	32,329,841	32,329,841

Total Other Investment Company (Cost $32,329,841)		32,329,841

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $49,829,165 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $50,824,542.	$ 49,827,158	49,827,158

Total Repurchase Agreement (Cost $49,827,158)		49,827,158

Total Investments (Cost $2,061,379,266)		2,132,415,688
Net Other Assets (Liabilities) - (2.9)%		(59,118,566)

Net Assets - 100.0%		$ 2,073,297,122

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,050,258,689	$—	$—	$2,050,258,689
Other Investment Company	32,329,841	—	—	32,329,841
Repurchase Agreement	—	49,827,158	—	49,827,158

Total Investments	$2,082,588,530	$49,827,158	$—	$2,132,415,688

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $30,418,163. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 2.1%
Arconic, Inc.	4,615	$ 115,560
Boeing Co.	8,113	2,767,993
Lockheed Martin Corp.	4,199	1,520,752
Raytheon Co.	5,863	1,068,766

		5,473,071

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	10,640	890,887
Expeditors International of Washington, Inc.	3,383	258,292
United Parcel Service, Inc., Class B	11,894	1,420,976

		2,570,155

Airlines - 0.5%
Delta Air Lines, Inc.	13,833	844,366
Southwest Airlines Co.	6,466	333,193

		1,177,559

Auto Components - 0.1%
BorgWarner, Inc.	9,029	341,296

Banks - 5.0%
Bank of America Corp.	169,230	5,191,977
Citigroup, Inc.	20,833	1,482,476
Citizens Financial Group, Inc.	1,993	74,259
Comerica, Inc.	17,519	1,282,391
Fifth Third Bancorp	58,279	1,730,304
JPMorgan Chase & Co.	14,411	1,671,676
M&T Bank Corp.	2,696	442,818
Regions Financial Corp.	41,114	654,946
SVB Financial Group (A)	728	168,874
Wells Fargo & Co.	6,774	327,929

		13,027,650

Beverages - 1.6%
Coca-Cola Co.	15,087	794,029
Monster Beverage Corp. (A)	3,470	223,711
PepsiCo, Inc.	24,580	3,141,569

		4,159,309

Biotechnology - 2.8%
AbbVie, Inc.	28,765	1,916,324
Amgen, Inc.	14,496	2,704,664
Biogen, Inc. (A)	3,021	718,454
Celgene Corp. (A)	6,718	617,116
Gilead Sciences, Inc.	17,416	1,141,096
Regeneron Pharmaceuticals, Inc. (A)	952	290,132

		7,387,786

Building Products - 0.0% (B)
Masco Corp.	2,917	118,926

Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,946	719,692
Charles Schwab Corp.	20,025	865,481
E*TRADE Financial Corp.	18,085	882,367
Franklin Resources, Inc.	4,869	158,876
Moody’s Corp.	1,399	299,862

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Raymond James Financial, Inc.	8,172	$ 659,235
T. Rowe Price Group, Inc.	8,336	945,219

		4,530,732

Chemicals - 2.0%
Albemarle Corp. (C)	6,974	508,823
CF Industries Holdings, Inc.	25,673	1,272,354
Dow, Inc. (A)	23,614	1,143,862
LyondellBasell Industries NV, Class A	23,843	1,995,421
PPG Industries, Inc.	2,586	303,570

		5,224,030

Communications Equipment - 1.0%
Cisco Systems, Inc.	38,841	2,151,792
F5 Networks, Inc. (A)	2,090	306,645
Juniper Networks, Inc.	3,066	82,843

		2,541,280

Consumer Finance - 0.3%
Discover Financial Services	9,039	811,160

Containers & Packaging - 0.3%
Avery Dennison Corp.	3,685	423,296
International Paper Co.	9,199	403,928

		827,224

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc., Class B (A)	31,731	6,518,499
Jefferies Financial Group, Inc.	6,603	140,842

		6,659,341

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	11,026	375,435
CenturyLink, Inc.	63,363	766,059
Verizon Communications, Inc.	41,696	2,304,538

		3,446,032

Electric Utilities - 1.5%
Entergy Corp.	18,859	1,991,888
FirstEnergy Corp.	32,227	1,417,021
Pinnacle West Capital Corp.	2,237	204,059
Southern Co.	5,477	307,807

		3,920,775

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	6,009	966,127

Electronic Equipment, Instruments & Components - 0.3%
Keysight Technologies, Inc. (A)	2,238	200,346
TE Connectivity, Ltd.	5,221	482,420

		682,766

Energy Equipment & Services - 0.3%
Helmerich & Payne, Inc.	2,324	115,456
National Oilwell Varco, Inc.	7,655	182,342
Schlumberger, Ltd.	9,420	376,518

		674,316

Entertainment - 1.1%
Activision Blizzard, Inc.	12,705	619,242
Netflix, Inc. (A)	1,994	644,042

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment (continued)
Viacom, Inc., Class B	17,000	$ 515,950
Walt Disney Co.	7,189	1,028,099

		2,807,333

Equity Real Estate Investment Trusts - 3.0%
American Tower Corp.	10,270	2,173,337
Apartment Investment & Management Co., Class A	16,303	807,651
Host Hotels & Resorts, Inc.	99,827	1,735,992
Kimco Realty Corp.	23,588	453,125
Simon Property Group, Inc.	16,938	2,747,344

		7,917,449

Food & Staples Retailing - 1.1%
Kroger Co.	16,046	339,533
Sysco Corp.	12,837	880,233
Walgreens Boots Alliance, Inc.	13,244	721,666
Walmart, Inc.	7,556	834,031

		2,775,463

Food Products - 1.0%
Archer-Daniels-Midland Co.	11,083	455,290
Campbell Soup Co.	14,049	580,786
Hershey Co.	3,268	495,886
Kellogg Co.	14,608	850,478
Kraft Heinz Co.	3,326	106,465
Lamb Weston Holdings, Inc.	875	58,730
Tyson Foods, Inc., Class A	1,734	137,853

		2,685,488

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	24,052	2,094,929
ABIOMED, Inc. (A)	86	23,956
Align Technology, Inc. (A)	280	58,542
Baxter International, Inc.	3,171	266,269
Boston Scientific Corp. (A)	6,428	272,933
Cooper Cos., Inc.	3,551	1,198,108
Edwards Lifesciences Corp. (A)	3,862	822,027
Hologic, Inc. (A)	8,600	440,750
Medtronic PLC	21,279	2,169,181
Zimmer Biomet Holdings, Inc.	600	81,078

		7,427,773

Health Care Providers & Services - 2.7%
Anthem, Inc.	1,556	458,413
Cardinal Health, Inc.	1,288	58,900
Cigna Corp. (A)	4,616	784,351
CVS Health Corp.	16,802	938,728
HCA Healthcare, Inc.	9,457	1,262,604
Henry Schein, Inc. (A)	6,791	451,873
UnitedHealth Group, Inc.	10,696	2,663,411
Universal Health Services, Inc., Class B	3,085	465,403

		7,083,683

Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (A)	951	756,549
Darden Restaurants, Inc.	7,783	946,101
Hilton Worldwide Holdings, Inc.	3,773	364,283
Norwegian Cruise Line Holdings, Ltd. (A)	600	29,664
Starbucks Corp.	23,662	2,240,555

		4,337,152

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 0.7%
PulteGroup, Inc.	55,228	$ 1,740,234

Household Products - 1.3%
Clorox Co.	10,026	1,630,228
Kimberly-Clark Corp.	10,466	1,419,713
Procter & Gamble Co.	3,526	416,209

		3,466,150

Independent Power & Renewable Electricity Producers - 1.1%
AES Corp.	135,751	2,279,259
NRG Energy, Inc.	13,411	457,852

		2,737,111

Industrial Conglomerates - 1.8%
3M Co.	7,910	1,382,035
General Electric Co.	100,797	1,053,329
Honeywell International, Inc.	10,353	1,785,478
Roper Technologies, Inc.	1,230	447,290

		4,668,132

Insurance - 3.4%
Aflac, Inc.	7,287	383,588
Allstate Corp.	20,453	2,196,652
Aon PLC	4,502	852,003
Hartford Financial Services Group, Inc.	19,587	1,128,799
Loews Corp.	11,001	588,993
MetLife, Inc.	7,387	365,066
Principal Financial Group, Inc.	7,971	462,637
Progressive Corp.	14,985	1,213,485
Torchmark Corp.	7,896	721,063
Unum Group	33,405	1,067,290

		8,979,576

Interactive Media & Services - 5.0%
Alphabet, Inc., Class A (A)	1,006	1,225,509
Alphabet, Inc., Class C (A)	5,263	6,403,387
Facebook, Inc., Class A (A)	19,307	3,749,999
TripAdvisor, Inc. (A)	36,882	1,628,340

		13,007,235

Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (A)	4,311	8,047,689
Booking Holdings, Inc. (A)	1,007	1,899,816
eBay, Inc.	25,416	1,046,885

		10,994,390

IT Services - 6.2%
Accenture PLC, Class A	3,257	627,233
Akamai Technologies, Inc. (A)	7,689	677,632
Automatic Data Processing, Inc.	4,981	829,436
DXC Technology Co.	6,651	370,926
FleetCor Technologies, Inc. (A)	2,515	714,688
Gartner, Inc. (A)	573	79,836
International Business Machines Corp.	15,565	2,307,356
Mastercard, Inc., Class A	11,872	3,232,389
PayPal Holdings, Inc. (A)	21,009	2,319,394
VeriSign, Inc. (A)	1,326	279,905
Visa, Inc., Class A	25,820	4,595,960

		16,034,755

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (A)	503	$ 150,588
Thermo Fisher Scientific, Inc.	653	181,325

		331,913

Machinery - 1.9%
Caterpillar, Inc.	11,211	1,476,152
Cummins, Inc.	7,402	1,213,928
Dover Corp.	10,632	1,029,709
Illinois Tool Works, Inc.	290	44,727
Parker-Hannifin Corp.	1,603	280,653
Snap-on, Inc.	5,714	872,014

		4,917,183

Media - 2.3%
Charter Communications, Inc., Class A (A)	6,489	2,500,731
Comcast Corp., Class A	25,179	1,086,977
Discovery, Inc., Class C (A)	33,595	948,723
Fox Corp., Class B (A)	5,734	213,305
Omnicom Group, Inc.	16,618	1,333,096

		6,082,832

Metals & Mining - 0.2%
Nucor Corp.	10,081	548,205

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	20,172	585,190

Multiline Retail - 0.2%
Dollar Tree, Inc. (A)	2,507	255,087
Kohl’s Corp.	823	44,327
Target Corp.	2,028	175,219

		474,633

Oil, Gas & Consumable Fuels - 4.6%
Cabot Oil & Gas Corp.	22,591	432,843
Chevron Corp.	24,125	2,970,029
ConocoPhillips	49,379	2,917,311
Devon Energy Corp.	1,069	28,863
Exxon Mobil Corp.	60,270	4,481,677
HollyFrontier Corp.	4,667	232,277
Occidental Petroleum Corp.	11,000	564,960
ONEOK, Inc.	3,170	222,154
Williams Cos., Inc.	1,536	37,847

		11,887,961

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	25,802	1,145,867
Eli Lilly & Co.	10,857	1,182,870
Johnson & Johnson	40,456	5,268,180
Merck & Co., Inc.	39,255	3,257,772
Pfizer, Inc.	69,622	2,704,119

		13,558,808

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A (A)	19,438	1,030,408

Road & Rail - 0.9%
CSX Corp.	26,404	1,858,842
Kansas City Southern	2,041	252,553
Union Pacific Corp.	1,883	338,846

		2,450,241

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	13,135	$ 1,542,837
Broadcom, Inc.	4,603	1,334,824
Intel Corp.	36,200	1,829,910
Lam Research Corp.	3,086	643,771
Qorvo, Inc. (A)	1,678	122,981
QUALCOMM, Inc.	12,425	909,013
Texas Instruments, Inc.	14,934	1,866,899
Xilinx, Inc.	2,910	332,351

		8,582,586

Software - 6.6%
Adobe, Inc. (A)	1,199	358,333
Citrix Systems, Inc.	11,417	1,075,938
Fortinet, Inc. (A)	7,231	580,722
Intuit, Inc.	11,804	3,273,367
Microsoft Corp.	62,624	8,533,772
Oracle Corp.	55,223	3,109,055
salesforce.com, Inc. (A)	1,650	254,925

		17,186,112

Specialty Retail - 3.0%
Advance Auto Parts, Inc.	341	51,368
AutoZone, Inc. (A)	1,284	1,441,984
Best Buy Co., Inc.	6,254	478,619
Foot Locker, Inc.	2,521	103,512
Home Depot, Inc.	12,409	2,651,679
O’Reilly Automotive, Inc. (A)	1,903	724,586
Ross Stores, Inc.	11,701	1,240,657
TJX Cos., Inc.	10,488	572,225
Ulta Salon Cosmetics & Fragrance, Inc. (A)	1,563	545,878

		7,810,508

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	53,052	11,302,198
HP, Inc.	28,860	607,214

		11,909,412

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	18,259	1,570,822
Ralph Lauren Corp.	215	22,409

		1,593,231

Tobacco - 1.6%
Altria Group, Inc.	66,992	3,153,313
Philip Morris International, Inc.	13,468	1,126,060

		4,279,373

Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	4,362	1,269,473

Total Common Stocks (Cost $237,117,754)		255,699,528

EXCHANGE-TRADED FUND - 1.8%
U.S. Equity Fund - 1.8%
SPDR S&P 500 ETF Trust	15,692	4,667,271

Total Exchange-Traded Fund (Cost $4,271,844)		4,667,271

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	514,348	$ 514,348

Total Other Investment Company (Cost $514,348)		514,348

Total Investments (Cost $241,903,946)		260,881,147
Net Other Assets (Liabilities) - (0.2)%		(546,683)

Net Assets - 100.0%		$ 260,334,464

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$255,699,528	$—	$—	$255,699,528
Exchange-Traded Fund	4,667,271	—	—	4,667,271
Other Investment Company	514,348	—	—	514,348

Total Investments	$260,881,147	$—	$—	$260,881,147

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the security is on loan. The value of the security on loan is $503,716. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at July 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 3.0%
Airbus SE	28,873	$ 4,081,512
Boeing Co.	29,312	10,000,668
Raytheon Co.	29,181	5,319,405
Safran SA	37,306	5,355,682

		24,757,267

Automobiles - 0.6%
Tesla, Inc. (A) (B)	21,465	5,186,159

Banks - 0.7%
JPMorgan Chase & Co.	31,551	3,659,916
SVB Financial Group (A)	10,052	2,331,762

		5,991,678

Beverages - 1.6%
Constellation Brands, Inc., Class A	43,523	8,566,197
Monster Beverage Corp. (A)	70,723	4,559,512

		13,125,709

Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (A)	25,907	2,935,004
BioMarin Pharmaceutical, Inc. (A)	37,794	2,997,820
Exact Sciences Corp. (A)	16,375	1,884,926
Neurocrine Biosciences, Inc. (A)	35,793	3,450,088
Sage Therapeutics, Inc. (A)	11,514	1,846,155
Seattle Genetics, Inc. (A)	35,489	2,686,872
Vertex Pharmaceuticals, Inc. (A)	45,626	7,602,204

		23,403,069

Building Products - 0.6%
Fortune Brands Home & Security, Inc.	84,829	4,660,505

Capital Markets - 1.4%
BlackRock, Inc.	5,364	2,508,635
Intercontinental Exchange, Inc.	45,186	3,970,042
S&P Global, Inc.	21,642	5,301,208

		11,779,885

Chemicals - 0.9%
PPG Industries, Inc.	39,585	4,646,883
Sherwin-Williams Co.	5,074	2,603,165

		7,250,048

Commercial Services & Supplies - 0.4%
Copart, Inc. (A)	41,937	3,251,376

Consumer Finance - 0.4%
Capital One Financial Corp.	34,031	3,145,145

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	88,654	4,899,907

Electrical Equipment - 0.8%
AMETEK, Inc.	44,652	4,001,266
Eaton Corp. PLC	33,347	2,740,790

		6,742,056

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	33,853	4,000,070

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 3.5%
Activision Blizzard, Inc.	82,943	$ 4,042,642
Netflix, Inc. (A)	42,741	13,804,916
Walt Disney Co.	76,852	10,990,604

		28,838,162

Equity Real Estate Investment Trusts - 1.3%
American Tower Corp.	38,157	8,074,785
Crown Castle International Corp.	18,305	2,439,324

		10,514,109

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	57,051	15,724,967

Health Care Equipment & Supplies - 4.2%
Baxter International, Inc.	75,446	6,335,201
Boston Scientific Corp. (A)	111,979	4,754,628
Danaher Corp.	28,962	4,069,161
Edwards Lifesciences Corp. (A)	41,860	8,909,901
Intuitive Surgical, Inc. (A)	10,835	5,628,891
Teleflex, Inc.	12,303	4,179,821

		33,877,603

Health Care Providers & Services - 1.3%
Guardant Health, Inc. (A)	8,821	829,086
UnitedHealth Group, Inc.	39,403	9,811,741

		10,640,827

Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (A)	6,236	4,960,925
Hilton Worldwide Holdings, Inc.	51,772	4,998,587
Marriott International, Inc., Class A	29,464	4,097,264

		14,056,776

Household Products - 0.7%
Colgate-Palmolive Co.	73,920	5,303,021

Insurance - 0.4%
Allstate Corp.	33,037	3,548,174

Interactive Media & Services - 10.9%
Alphabet, Inc., Class A (A)	25,273	30,787,569
Alphabet, Inc., Class C (A)	15,103	18,375,518
Facebook, Inc., Class A (A)	161,731	31,413,012
Tencent Holdings, Ltd.	180,395	8,405,138

		88,981,237

Internet & Direct Marketing Retail - 8.1%
Alibaba Group Holding, Ltd., ADR (A)	63,573	11,005,122
Amazon.com, Inc. (A)	26,327	49,146,717
Booking Holdings, Inc. (A)	2,034	3,837,365
Wayfair, Inc., Class A (A)	16,832	2,207,685

		66,196,889

IT Services - 12.2%
Adyen NV (A) (C)	6,352	4,799,481
EPAM Systems, Inc. (A)	18,108	3,509,149
FleetCor Technologies, Inc. (A)	46,730	13,279,264
Global Payments, Inc.	40,931	6,873,134
GoDaddy, Inc., Class A (A)	87,894	6,449,662
Mastercard, Inc., Class A	109,203	29,732,701
PayPal Holdings, Inc. (A)	118,008	13,028,083
Square, Inc., Class A (A)	58,006	4,664,262

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Twilio, Inc., Class A (A)	14,111	$ 1,962,981
Visa, Inc., Class A	84,135	14,976,030

		99,274,747

Life Sciences Tools & Services - 1.6%
Illumina, Inc. (A)	24,639	7,376,424
Thermo Fisher Scientific, Inc.	21,767	6,044,260

		13,420,684

Machinery - 1.7%
Illinois Tool Works, Inc.	30,597	4,718,975
Middleby Corp. (A)	20,746	2,787,848
Nordson Corp.	28,040	3,972,146
Snap-on, Inc.	18,236	2,782,996

		14,261,965

Oil, Gas & Consumable Fuels - 0.2%
Continental Resources, Inc. (A)	52,414	1,948,228

Personal Products - 0.9%
Estee Lauder Cos., Inc., Class A	40,549	7,468,720

Pharmaceuticals - 1.1%
Allergan PLC	19,357	3,106,798
AstraZeneca PLC, ADR	133,329	5,787,812

		8,894,610

Professional Services - 0.7%
Equifax, Inc.	19,581	2,723,521
IHS Markit, Ltd. (A)	47,645	3,069,291

		5,792,812

Road & Rail - 1.5%
Norfolk Southern Corp.	18,209	3,480,104
Uber Technologies, Inc. (A) (B)	77,812	3,278,998
Union Pacific Corp.	31,040	5,585,648

		12,344,750

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (A)	147,794	4,500,327
Broadcom, Inc.	16,062	4,657,820
Marvell Technology Group, Ltd.	136,641	3,588,193
Micron Technology, Inc. (A)	80,106	3,595,958
NVIDIA Corp.	48,414	8,168,410
ON Semiconductor Corp. (A)	117,951	2,537,126
QUALCOMM, Inc.	73,321	5,364,164
Universal Display Corp.	5,812	1,226,797
Xilinx, Inc.	19,758	2,256,561

		35,895,356

	Shares	Value
COMMON STOCKS (continued)
Software - 15.9%
Adobe, Inc. (A)	60,948	$ 18,214,919
DocuSign, Inc. (A)	55,744	2,883,080
Guidewire Software, Inc. (A)	41,720	4,258,778
Microsoft Corp.	340,831	46,445,040
salesforce.com, Inc. (A)	162,386	25,088,637
SAP SE, ADR	29,468	3,625,448
ServiceNow, Inc. (A)	37,812	10,488,671
Splunk, Inc. (A)	35,175	4,759,529
SS&C Technologies Holdings, Inc.	82,732	3,966,999
Workday, Inc., Class A (A)	49,348	9,868,613

		129,599,714

Specialty Retail - 1.3%
Home Depot, Inc.	22,747	4,860,806
TJX Cos., Inc.	101,382	5,531,402

		10,392,208

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	168,059	35,803,290
NetApp, Inc.	51,064	2,986,733

		38,790,023

Textiles, Apparel & Luxury Goods - 5.1%
adidas AG	1,167	374,061
Kering SA	10,605	5,477,602
Lululemon Athletica, Inc. (A)	36,795	7,031,157
NIKE, Inc., Class B	194,713	16,751,159
PVH Corp.	35,932	3,195,073
Under Armour, Inc., Class C (A)	188,983	3,843,914
VF Corp.	54,352	4,749,821

		41,422,787

Total Common Stocks (Cost $572,670,857)		815,381,243

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	8,550,544	8,550,544

Total Other Investment Company (Cost $8,550,544)		8,550,544

Total Investments (Cost $581,221,401)		823,931,787
Net Other Assets (Liabilities) - (0.8)%		(6,671,052)

Net Assets - 100.0%		$ 817,260,735

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$786,887,767	$28,493,476	$—	$815,381,243
Other Investment Company	8,550,544	—	—	8,550,544

Total Investments	$795,438,311	$28,493,476	$—	$823,931,787

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,380,383. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the value of the 144A security is $4,799,481, representing 0.6% of the Fund’s net assets.
(D)	Rate disclosed reflects the yield at July 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.8%
Boeing Co.	12,853	$ 4,385,187
Raytheon Co.	30,766	5,608,334

		9,993,521

Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B	28,714	3,430,462

Airlines - 1.1%
Delta Air Lines, Inc.	97,102	5,927,106

Auto Components - 0.5%
Lear Corp.	23,402	2,966,906

Banks - 9.7%
Bank of America Corp.	579,177	17,769,150
Citigroup, Inc.	39,779	2,830,674
Comerica, Inc.	7,510	549,732
Fifth Third Bancorp	231,610	6,876,501
First Citizens BancShares, Inc., Class A	1,938	905,085
JPMorgan Chase & Co.	100,220	11,625,520
Popular, Inc.	95,636	5,504,808
SVB Financial Group (A)	10,460	2,426,406
Wells Fargo & Co.	93,887	4,545,070
Wintrust Financial Corp.	20,726	1,482,738

		54,515,684

Beverages - 1.5%
Coca-Cola Co.	69,571	3,661,522
PepsiCo, Inc.	39,208	5,011,174

		8,672,696

Biotechnology - 4.4%
AbbVie, Inc.	58,688	3,909,795
Amgen, Inc.	57,888	10,800,743
Biogen, Inc. (A)	14,346	3,411,766
Gilead Sciences, Inc.	95,301	6,244,121

		24,366,425

Capital Markets - 3.7%
Ameriprise Financial, Inc.	18,786	2,733,551
E*TRADE Financial Corp.	110,842	5,407,981
Franklin Resources, Inc.	170,470	5,562,436
T. Rowe Price Group, Inc.	53,471	6,063,077
TD Ameritrade Holding Corp.	16,633	849,946

		20,616,991

Chemicals - 3.0%
CF Industries Holdings, Inc.	3,304	163,746
Dow, Inc. (A)	111,454	5,398,832
LyondellBasell Industries NV, Class A	76,117	6,370,232
NewMarket Corp.	11,251	4,743,534

		16,676,344

Communications Equipment - 1.6%
Cisco Systems, Inc.	134,178	7,433,461
Juniper Networks, Inc.	52,921	1,429,926

		8,863,387

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 2.7%
Capital One Financial Corp.	80,776	$ 7,465,318
Credit Acceptance Corp. (A)	1,884	900,608
Discover Financial Services	74,046	6,644,888

		15,010,814

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B (A)	7,082	1,454,855

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	145,801	4,964,524
CenturyLink, Inc.	44,593	539,130
Verizon Communications, Inc.	92,286	5,100,647

		10,604,301

Electric Utilities - 2.1%
Avangrid, Inc.	106,050	5,360,828
FirstEnergy Corp.	147,052	6,465,876

		11,826,704

Electrical Equipment - 0.3%
Rockwell Automation, Inc.	9,457	1,520,496

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	24,308	2,872,233

Entertainment - 1.5%
Viacom, Inc., Class B	105,393	3,198,677
Walt Disney Co.	38,466	5,501,023

		8,699,700

Equity Real Estate Investment Trusts - 2.5%
Host Hotels & Resorts, Inc.	335,974	5,842,588
Omega Healthcare Investors, Inc. (B)	11,450	415,635
Simon Property Group, Inc.	47,312	7,674,006

		13,932,229

Food & Staples Retailing - 2.0%
Kroger Co.	4,728	100,044
Sysco Corp.	75,749	5,194,109
Walgreens Boots Alliance, Inc.	80,535	4,388,352
Walmart, Inc.	13,562	1,496,974

		11,179,479

Food Products - 1.7%
Ingredion, Inc.	35,531	2,746,191
Kellogg Co.	112,557	6,553,068

		9,299,259

Gas Utilities - 0.2%
UGI Corp.	21,973	1,122,601

Health Care Equipment & Supplies - 0.8%
Cooper Cos., Inc.	2,559	863,406
Masimo Corp. (A)	9,335	1,473,530
Medtronic PLC	21,898	2,232,282

		4,569,218

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	92,030	4,208,532
Encompass Health Corp.	42,374	2,705,156
HCA Healthcare, Inc.	39,152	5,227,184

		12,140,872

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	49,672	$ 6,038,128
Starbucks Corp.	61,718	5,844,078

		11,882,206

Household Products - 2.3%
Clorox Co.	12,674	2,060,793
Kimberly-Clark Corp.	27,497	3,729,968
Procter & Gamble Co.	58,429	6,896,959

		12,687,720

Independent Power & Renewable Electricity Producers - 2.0%
AES Corp.	347,954	5,842,148
NRG Energy, Inc.	49,173	1,678,766
Vistra Energy Corp.	175,946	3,775,801

		11,296,715

Industrial Conglomerates - 0.6%
3M Co.	8,317	1,453,146
Honeywell International, Inc.	10,623	1,832,043

		3,285,189

Insurance - 4.6%
Allstate Corp.	67,466	7,245,848
Arch Capital Group, Ltd. (A)	102,260	3,956,439
Athene Holding, Ltd., Class A (A)	16,727	683,465
CNA Financial Corp.	10,269	491,783
Hartford Financial Services Group, Inc.	111,691	6,436,752
Loews Corp.	4,416	236,433
MetLife, Inc.	30,276	1,496,240
Progressive Corp.	65,652	5,316,499

		25,863,459

Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc. (A)	1,072	2,022,446

IT Services - 3.7%
DXC Technology Co.	626	34,912
International Business Machines Corp.	75,598	11,206,647
Mastercard, Inc., Class A	7,508	2,044,203
PayPal Holdings, Inc. (A)	15,572	1,719,149
Visa, Inc., Class A	30,724	5,468,872

		20,473,783

Machinery - 2.9%
Allison Transmission Holdings, Inc., Class A	109,390	5,026,471
Caterpillar, Inc.	48,628	6,402,849
Dover Corp.	48,964	4,742,163

		16,171,483

Media - 2.7%
AMC Networks, Inc., Class A (A)	11,487	613,176
Charter Communications, Inc., Class A (A)	13,373	5,153,687
Comcast Corp., Class A	74,255	3,205,588
Omnicom Group, Inc.	74,953	6,012,730

		14,985,181

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	15,884	460,795

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail - 0.7%
Target Corp.	46,445	$ 4,012,848

Oil, Gas & Consumable Fuels - 7.7%
Chevron Corp.	123,127	15,158,165
ConocoPhillips	82,175	4,854,899
Exxon Mobil Corp.	200,226	14,888,805
HollyFrontier Corp.	45,073	2,243,283
Occidental Petroleum Corp.	114,011	5,855,605

		43,000,757

Paper & Forest Products - 0.1%
Domtar Corp.	14,802	628,345

Personal Products - 0.2%
Herbalife Nutrition, Ltd. (A)	30,001	1,230,641

Pharmaceuticals - 9.5%
Bristol-Myers Squibb Co.	179,479	7,970,662
Eli Lilly & Co.	51,355	5,595,127
Jazz Pharmaceuticals PLC (A)	37,263	5,193,717
Johnson & Johnson	119,916	15,615,462
Merck & Co., Inc.	131,646	10,925,302
Pfizer, Inc.	206,979	8,039,064

		53,339,334

Road & Rail - 0.2%
CSX Corp.	20,071	1,412,998

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	118,386	5,984,412
QUALCOMM, Inc.	12,903	943,984
Texas Instruments, Inc.	46,825	5,853,593

		12,781,989

Software - 2.7%
Intuit, Inc.	19,671	5,454,965
Oracle Corp.	176,222	9,921,299

		15,376,264

Specialty Retail - 0.9%
AutoZone, Inc. (A)	4,757	5,342,301

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	27,252	5,805,766
HP, Inc.	134,243	2,824,473

		8,630,239

Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc., Class B	62,168	5,348,313

Tobacco - 1.8%
Altria Group, Inc.	191,810	9,028,497
Philip Morris International, Inc.	12,305	1,028,821

		10,057,318

Trading Companies & Distributors - 0.8%
WW Grainger, Inc.	15,981	4,650,950

Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	130,814	5,420,932

Total Common Stocks (Cost $538,077,154)		550,624,489

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.5%
U.S. Equity Fund - 1.5%
iShares Russell 1000 Value ETF (B)	65,367	$ 8,395,737

Total Exchange-Traded Fund (Cost $7,864,782)		8,395,737

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	3,414,729	3,414,729

Total Other Investment Company (Cost $3,414,729)		3,414,729

Total Investments (Cost $549,356,665)		562,434,955
Net Other Assets (Liabilities) - (0.5)%		(3,017,838)

Net Assets - 100.0%		$ 559,417,117

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$550,624,489	$—	$—	$550,624,489
Exchange-Traded Fund	8,395,737	—	—	8,395,737
Other Investment Company	3,414,729	—	—	3,414,729

Total Investments	$562,434,955	$—	$—	$562,434,955

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,339,893. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 107.9%
Aerospace & Defense - 2.5%
General Dynamics Corp. (A)	837	$ 155,632
Northrop Grumman Corp.	281	97,105

		252,737

Airlines - 1.1%
United Airlines Holdings, Inc. (B)	1,213	111,487

Banks - 2.4%
Bank of America Corp.	732	22,458
Citigroup, Inc.	1,049	74,647
Fifth Third Bancorp	738	21,911
KeyCorp	4,574	84,024
Regions Financial Corp.	2,758	43,935

		246,975

Beverages - 1.6%
Coca-Cola Co.	1,970	103,681
Constellation Brands, Inc., Class A	316	62,195

		165,876

Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (B)	214	24,244
Celgene Corp. (B)	1,086	99,760

		124,004

Building Products - 0.4%
Masco Corp.	869	35,429

Capital Markets - 1.9%
Ameriprise Financial, Inc.	247	35,941
BlackRock, Inc.	86	40,220
Morgan Stanley	1,953	87,026
T. Rowe Price Group, Inc.	290	32,883

		196,070

Chemicals - 5.2%
Air Products & Chemicals, Inc.	243	55,470
Celanese Corp. (A)	1,881	210,992
CF Industries Holdings, Inc.	322	15,958
DuPont de Nemours, Inc.	514	37,090
FMC Corp.	622	53,753
Linde PLC	797	152,450

		525,713

Commercial Services & Supplies - 0.7%
Waste Management, Inc.	577	67,509

Consumer Finance - 1.5%
American Express Co.	633	78,726
Synchrony Financial	2,090	74,989

		153,715

Containers & Packaging - 0.3%
Crown Holdings, Inc. (B)	531	33,989

Electric Utilities - 5.5%
American Electric Power Co., Inc.	1,621	142,340
Edison International	1,078	80,354
Entergy Corp.	482	50,909

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
NextEra Energy, Inc. (A)	776	$ 160,764
Xcel Energy, Inc.	1,990	118,624

		552,991

Entertainment - 1.2%
Electronic Arts, Inc. (B)	1,327	122,748

Equity Real Estate Investment Trusts - 3.0%
Brandywine Realty Trust	2,252	33,217
Digital Realty Trust, Inc.	486	55,579
Equity Residential	543	42,837
Prologis, Inc.	2,145	172,909

		304,542

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	123	33,902

Food Products - 1.7%
General Mills, Inc.	556	29,529
Mondelez International, Inc., Class A (A)	2,577	137,844

		167,373

Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (A) (B)	3,638	154,470
Intuitive Surgical, Inc. (B)	126	65,458
Medtronic PLC	202	20,592
Zimmer Biomet Holdings, Inc.	471	63,646

		304,166

Health Care Providers & Services - 3.6%
Anthem, Inc.	131	38,594
Cigna Corp. (A) (B)	901	153,098
HCA Healthcare, Inc.	407	54,338
UnitedHealth Group, Inc.	469	116,786

		362,816

Hotels, Restaurants & Leisure - 2.9%
Darden Restaurants, Inc.	866	105,271
Hilton Worldwide Holdings, Inc.	479	46,248
Royal Caribbean Cruises, Ltd.	592	68,873
Yum! Brands, Inc.	646	72,688

		293,080

Household Durables - 0.3%
Lennar Corp., Class A	695	33,061

Household Products - 1.1%
Procter & Gamble Co.	922	108,833

Industrial Conglomerates - 1.4%
Honeywell International, Inc.	827	142,624

Insurance - 2.0%
Allstate Corp.	425	45,645
Arthur J. Gallagher & Co.	409	36,986
Axis Capital Holdings, Ltd.	663	42,213
Hartford Financial Services Group, Inc.	1,271	73,248

		198,092

Interactive Media & Services - 5.1%
Alphabet, Inc., Class C (A) (B)	426	518,306

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc. (A) (B)	193	$ 360,289
Expedia Group, Inc.	633	84,024

		444,313

IT Services - 10.2%
Accenture PLC, Class A	310	59,700
Automatic Data Processing, Inc.	524	87,256
Cognizant Technology Solutions Corp., Class A	702	45,728
Fidelity National Information Services, Inc.	764	101,803
Fiserv, Inc. (B)	2,143	225,912
Leidos Holdings, Inc.	391	32,101
Mastercard, Inc., Class A (A)	696	189,500
PayPal Holdings, Inc. (B)	1,293	142,747
Total System Services, Inc.	344	46,688
WEX, Inc. (B)	433	94,424

		1,025,859

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	152	42,207

Machinery - 1.3%
Ingersoll-Rand PLC	667	82,481
Stanley Black & Decker, Inc.	328	48,410

		130,891

Media - 3.6%
Altice, Inc., Class A (B)	3,195	82,463
Charter Communications, Inc., Class A (B)	361	139,122
Comcast Corp., Class A	1,283	55,387
Discovery, Inc., Class A (B)	2,368	71,774
Discovery, Inc., Class C (B)	555	15,674

		364,420

Multi-Utilities - 0.6%
Sempra Energy	416	56,339

Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	261	32,132
Concho Resources, Inc.	311	30,378
Diamondback Energy, Inc.	1,110	114,807
EOG Resources, Inc. (A)	1,481	127,144
Marathon Petroleum Corp.	1,653	93,213
ONEOK, Inc.	1,198	83,956
Parsley Energy, Inc., Class A (B)	3,262	54,117
Pioneer Natural Resources Co.	881	121,613
TC Energy Corp.	973	47,638

		704,998

Pharmaceuticals - 0.9%
Elanco Animal Health, Inc. (B)	859	28,312
Merck & Co., Inc.	733	60,832

		89,144

Road & Rail - 7.3%
Canadian Pacific Railway, Ltd.	716	170,830
Kansas City Southern	205	25,367
Lyft, Inc., Class A (B)	375	22,826
Norfolk Southern Corp. (A)	1,806	345,163
Uber Technologies, Inc. (B)	933	39,317
Union Pacific Corp. (A)	717	129,024

		732,527

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (B)	2,211	$ 67,325
Analog Devices, Inc.	911	107,006
ASML Holding NV	150	33,422
NVIDIA Corp. (A)	959	161,802
NXP Semiconductors NV	454	46,939
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,687	71,917
Teradyne, Inc.	632	35,221
Texas Instruments, Inc. (A)	1,424	178,014

		701,646

Software - 6.6%
Anaplan, Inc. (B)	753	42,876
Intuit, Inc.	395	109,537
Microsoft Corp. (A)	1,523	207,539
salesforce.com, Inc. (A) (B)	1,087	167,942
ServiceNow, Inc. (B)	275	76,282
Slack Technologies, Inc., Class A (B)	751	25,098
VMware, Inc., Class A	199	34,724

		663,998

Specialty Retail - 6.2%
Advance Auto Parts, Inc.	290	43,686
AutoZone, Inc. (B)	118	132,519
Best Buy Co., Inc.	781	59,770
Home Depot, Inc.	302	64,534
Lowe’s Cos., Inc.	378	38,329
O’Reilly Automotive, Inc. (A) (B)	260	98,998
Ross Stores, Inc.	939	99,562
TJX Cos., Inc.	1,554	84,786

		622,184

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	895	76,997

Tobacco - 1.1%
Philip Morris International, Inc.	1,293	108,108

Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (B)	846	34,271

Wireless Telecommunication Services - 0.4%
T-Mobile, Inc. (B)	516	41,141

Total Common Stocks (Cost $9,109,123)		10,895,081

Total Investments Before Securities Sold Short (Cost $9,109,123)		10,895,081

SECURITIES SOLD SHORT - (78.0)%
COMMON STOCKS - (78.0)%
Aerospace & Defense - (2.0)%
Boeing Co.	(127)	(43,330)
Huntington Ingalls Industries, Inc.	(625)	(142,688)
L3 Harris Technologies, Inc.	(89)	(18,476)

		(204,494)

Air Freight & Logistics - (1.2)%
CH Robinson Worldwide, Inc.	(444)	(37,176)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Air Freight & Logistics (continued)
Expeditors International of Washington, Inc.	(588)	$ (44,894)
United Parcel Service, Inc., Class B	(319)	(38,111)

		(120,181)

Auto Components - (0.9)%
Autoliv, Inc.	(1,253)	(90,404)

Automobiles - (1.0)%
General Motors Co.	(1,533)	(61,841)
Harley-Davidson, Inc.	(653)	(23,364)
Tesla, Inc.	(76)	(18,363)

		(103,568)

Banks - (1.9)%
Associated Banc-Corp.	(2,909)	(63,038)
BancorpSouth Bank	(831)	(24,839)
Commerce Bancshares, Inc.	(425)	(25,853)
First Hawaiian, Inc.	(1,174)	(31,416)
People’s United Financial, Inc.	(2,815)	(46,222)
PNC Financial Services Group, Inc.	(36)	(5,144)

		(196,512)

Beverages - (1.0)%
Brown-Forman Corp., Class B	(1,807)	(99,042)

Biotechnology - (1.7)%
Amgen, Inc.	(466)	(86,946)
Biogen, Inc.	(151)	(35,911)
Gilead Sciences, Inc.	(669)	(43,833)

		(166,690)

Building Products - (0.9)%
Fortune Brands Home & Security, Inc.	(330)	(18,130)
Johnson Controls International PLC	(1,710)	(72,573)

		(90,703)

Capital Markets - (3.4)%
Bank of New York Mellon Corp.	(1,361)	(63,858)
Charles Schwab Corp.	(1,729)	(74,727)
Goldman Sachs Group, Inc.	(91)	(20,032)
Nasdaq, Inc.	(159)	(15,323)
Northern Trust Corp.	(328)	(32,144)
State Street Corp.	(913)	(53,036)
TD Ameritrade Holding Corp.	(747)	(38,172)
Waddell & Reed Financial, Inc., Class A	(2,838)	(49,665)

		(346,957)

Chemicals - (2.7)%
Albemarle Corp.	(1,191)	(86,895)
LyondellBasell Industries NV, Class A	(795)	(66,533)
PPG Industries, Inc.	(612)	(71,843)
Westlake Chemical Corp.	(687)	(46,421)

		(271,692)

Communications Equipment - (0.6)%
Juniper Networks, Inc.	(2,338)	(63,173)

Containers & Packaging - (0.6)%
International Paper Co.	(1,445)	(63,450)

Diversified Telecommunication Services - (1.2)%
AT&T, Inc.	(3,488)	(118,766)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Electric Utilities - (3.6)%
Duke Energy Corp.	(2,032)	$ (176,215)
Eversource Energy	(710)	(53,860)
Pinnacle West Capital Corp.	(740)	(67,503)
PPL Corp.	(328)	(9,719)
Southern Co.	(1,018)	(57,212)

		(364,509)

Electrical Equipment - (2.0)%
Acuity Brands, Inc.	(497)	(66,707)
Hubbell, Inc.	(642)	(83,383)
Rockwell Automation, Inc., Class B	(293)	(47,109)

		(197,199)

Electronic Equipment, Instruments & Components - (0.2)%
Amphenol Corp., Class A	(178)	(16,611)

Energy Equipment & Services - (2.3)%
Baker Hughes a GE Co.	(834)	(21,175)
Halliburton Co.	(3,317)	(76,291)
Helmerich & Payne, Inc.	(468)	(23,250)
National Oilwell Varco, Inc.	(1,077)	(25,654)
Schlumberger, Ltd.	(2,107)	(84,217)

		(230,587)

Equity Real Estate Investment Trusts - (2.5)%
Apartment Investment & Management Co., Class A	(359)	(17,785)
Apple Hospitality, Inc.	(1,557)	(24,460)
Macerich Co.	(1,521)	(50,269)
Realty Income Corp.	(873)	(60,420)
Regency Centers Corp.	(153)	(10,205)
Simon Property Group, Inc.	(553)	(89,697)

		(252,836)

Food & Staples Retailing - (1.9)%
Kroger Co.	(4,843)	(102,478)
Walgreens Boots Alliance, Inc.	(1,676)	(91,325)

		(193,803)

Food Products - (1.1)%
Hershey Co.	(258)	(39,149)
Kellogg Co.	(745)	(43,374)
Kraft Heinz Co.	(936)	(29,961)

		(112,484)

Gas Utilities - (0.2)%
National Fuel Gas Co.	(522)	(24,920)

Health Care Equipment & Supplies - (0.5)%
Abbott Laboratories	(316)	(27,524)
DENTSPLY SIRONA, Inc.	(465)	(25,319)

		(52,843)

Health Care Providers & Services - (2.9)%
AmerisourceBergen Corp., Class A	(905)	(78,871)
Cardinal Health, Inc.	(2,280)	(104,265)
Henry Schein, Inc.	(1,130)	(75,190)
Patterson Cos., Inc.	(1,814)	(35,917)

		(294,243)

Health Care Technology - (0.6)%
Cerner Corp.	(848)	(60,759)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - (1.8)%
Chipotle Mexican Grill, Inc.	(157)	$ (124,898)
Domino’s Pizza, Inc.	(125)	(30,566)
Starbucks Corp.	(282)	(26,703)

		(182,167)

Household Durables - (0.3)%
Toll Brothers, Inc.	(865)	(31,114)

Household Products - (1.8)%
Church & Dwight Co., Inc.	(229)	(17,276)
Clorox Co.	(427)	(69,430)
Colgate-Palmolive Co.	(1,311)	(94,051)

		(180,757)

Industrial Conglomerates - (1.0)%
3M Co.	(588)	(102,735)

Insurance - (2.1)%
Chubb, Ltd.	(649)	(99,193)
Everest RE Group, Ltd.	(93)	(22,938)
Marsh & McLennan Cos., Inc.	(151)	(14,919)
Principal Financial Group, Inc.	(174)	(10,099)
Torchmark Corp.	(435)	(39,724)
Unum Group	(872)	(27,860)

		(214,733)

Internet & Direct Marketing Retail - (1.6)%
eBay, Inc.	(3,807)	(156,810)

IT Services - (2.4)%
Infosys, Ltd., ADR	(4,074)	(46,118)
International Business Machines Corp.	(405)	(60,037)
Jack Henry & Associates, Inc.	(224)	(31,293)
Paychex, Inc.	(370)	(30,728)
Western Union Co.	(3,493)	(73,353)

		(241,529)

Leisure Products - (1.2)%
Hasbro, Inc.	(562)	(68,092)
Mattel, Inc.	(3,798)	(55,451)

		(123,543)

Life Sciences Tools & Services - (1.0)%
PerkinElmer, Inc.	(376)	(32,381)
Waters Corp.	(305)	(64,221)

		(96,602)

Machinery - (1.0)%
Donaldson Co., Inc.	(750)	(37,462)
Illinois Tool Works, Inc.	(411)	(63,389)

		(100,851)

Media - (4.5)%
AMC Networks, Inc., Class A	(1,291)	(68,914)
CBS Corp., Class B	(874)	(45,020)
Fox Corp., Class A	(1,463)	(54,599)
Interpublic Group of Cos., Inc.	(2,336)	(53,541)
News Corp., Class A	(5,619)	(73,946)
Omnicom Group, Inc.	(1,622)	(130,117)
Sirius XM Holdings, Inc.	(5,223)	(32,696)

		(458,833)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Multi-Utilities - (2.3)%
Consolidated Edison, Inc.	(283)	$ (24,044)
Dominion Energy, Inc.	(2,749)	(204,223)

		(228,267)

Multiline Retail - (0.7)%
Kohl’s Corp.	(603)	(32,478)
Macy’s, Inc.	(1,466)	(33,322)

		(65,800)

Oil, Gas & Consumable Fuels - (3.2)%
Apache Corp.	(2,453)	(59,902)
Enbridge, Inc.	(1,719)	(57,397)
Equitrans Midstream Corp.	(675)	(11,198)
Exxon Mobil Corp.	(1,240)	(92,206)
Kinder Morgan, Inc.	(741)	(15,280)
Occidental Petroleum Corp.	(1,193)	(61,273)
Range Resources Corp.	(4,281)	(24,359)

		(321,615)

Paper & Forest Products - (0.8)%
Domtar Corp.	(1,862)	(79,042)

Professional Services - (0.9)%
Robert Half International, Inc.	(1,572)	(94,965)

Road & Rail - (1.9)%
Heartland Express, Inc.	(4,807)	(95,371)
JB Hunt Transport Services, Inc.	(565)	(57,839)
Knight-Swift Transportation Holdings, Inc.	(435)	(15,590)
Schneider National, Inc., Class B	(1,457)	(28,120)

		(196,920)

Semiconductors & Semiconductor Equipment - (4.3)%
Applied Materials, Inc.	(837)	(41,323)
Intel Corp.	(2,266)	(114,546)
KLA-Tencor Corp.	(389)	(53,028)
Lam Research Corp.	(191)	(39,844)
Micron Technology, Inc.	(1,713)	(76,897)
Qorvo, Inc.	(721)	(52,842)
Skyworks Solutions, Inc.	(610)	(52,021)

		(430,501)

Software - (0.9)%
Citrix Systems, Inc.	(455)	(42,879)
Teradata Corp.	(1,253)	(45,885)

		(88,764)

Specialty Retail - (3.5)%
Abercrombie & Fitch Co., Class A	(769)	(14,557)
Ascena Retail Group, Inc.	(16,063)	(7,135)
AutoNation, Inc.	(317)	(15,432)
Bed Bath & Beyond, Inc.	(3,322)	(32,257)
Buckle, Inc.	(891)	(18,132)
CarMax, Inc.	(251)	(22,028)
Designer Brands, Inc., Class A	(2,537)	(46,630)
Express, Inc.	(2,308)	(5,701)
Gap, Inc.	(1,249)	(24,355)
L Brands, Inc.	(1,272)	(33,008)
Tiffany & Co.	(654)	(61,424)
Williams-Sonoma, Inc.	(1,083)	(72,214)

		(352,873)

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - (3.3)%
Apple, Inc.	(295)	$ (62,847)
Hewlett Packard Enterprise Co.	(3,187)	(45,797)
NetApp, Inc.	(703)	(41,119)
Seagate Technology PLC	(2,143)	(99,242)
Western Digital Corp.	(1,581)	(85,200)

		(334,205)

Textiles, Apparel & Luxury Goods - (0.6)%
Under Armour, Inc., Class C	(939)	(19,099)
Under Armour, Inc., Class A	(1,776)	(40,973)

		(60,072)

Total Common Stocks (Proceeds $(7,945,847))		(7,879,124)

Total Securities Sold Short (Proceeds $(7,945,847))		(7,879,124)

Net Other Assets (Liabilities), Net of Securities Sold Short - 70.1%		7,080,946

Net Assets - 100.0%		$ 10,096,903

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,895,081	$—	$—	$10,895,081

Total Investments	$10,895,081	$—	$—	$10,895,081

LIABILITIES
Securities Sold Short
Common Stocks	$(7,879,124)	$—	$—	$(7,879,124)

Total Securities Sold Short	$(7,879,124)	$—	$—	$(7,879,124)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of these securities have been segregated by the custodian as collateral for open securities sold short transactions. The total value of such securities is $25,742.
(B)	Non-income producing securities.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 77.8%
U.S. Treasury Bill
2.06% (A), 01/16/2020 - 01/23/2020	$ 6,625,000	$ 6,562,026
2.08% (A), 01/30/2020	454,000	449,319
2.13% (A), 01/09/2020	2,628,000	2,604,093
2.18% (A), 12/19/2019	436,000	432,556
2.19% (A), 12/12/2019	413,000	409,901
2.31% (A), 12/05/2019	427,000	423,960
2.39% (A), 11/14/2019	13,428,000	13,274,172
2.40% (A), 10/10/2019 - 11/21/2019	23,928,000	23,797,147
2.41% (A), 10/31/2019 - 11/07/2019	38,772,000	38,564,477
2.42% (A), 11/14/2019	19,386,000	19,252,842
2.44% (A), 10/03/2019	1,180,000	1,175,799
2.52% (A), 08/15/2019	2,926,000	2,923,720

Total Short-Term U.S. Government Obligations (Cost $109,879,377)		109,870,012

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 14.2%
Money Market Funds - 14.2%
BlackRock Liquidity Funds T-Fund Portfolio	1,539,371	1,539,371
Dreyfus Treasury & Agency Cash Management	6,178,473	6,178,473
UBS Select Treasury Preferred	12,323,183	12,323,183

Total Short-Term Investment Companies (Cost $20,041,027)		20,041,027

Total Investments (Cost $129,920,404)		129,911,039
Net Other Assets (Liabilities) - 8.0%		11,333,727

Net Assets - 100.0%		$ 141,244,766

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (B)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	09/30/2019	USD	18,605,347	174,000	$52,754	$—	$52,754
5-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	09/30/2019	USD	12,241,385	105,000	101,857	—	101,857
10-Year Italy Government Bond Futures	BOA	Pay	Maturity	09/06/2019	EUR	5,628,671	44,000	578,927	—	578,927
10-Year Japan Government Bond Futures	BOA	Pay	Maturity	09/12/2019	JPY	1,534,743,600	10,000,000	32,690	—	32,690
10-Year U.K. Gilt Futures	BOA	Pay	Maturity	09/26/2019	GBP	5,164,880	40,000	180,372	—	180,372
10-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	09/19/2019	USD	8,407,229	67,000	136,318	—	136,318
20-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	09/19/2019	USD	4,979,216	33,000	159,503	—	159,503
Aluminum Futures	CITI	Receive	Maturity	09/16/2019	USD	849,019	475	(1,350)	—	(1,350)
BM&F Bovespa Index Futures	MLI	Pay	Maturity	08/14/2019	BRL	5,555,163	55	14,513	—	14,513
Cocoa Futures	CITI	Pay	Maturity	11/29/2019	GBP	356,753	190	(1,998)	—	(1,998)
Copper Futures	CITI	Receive	Maturity	09/16/2019	USD	1,785,720	300	9,195	—	9,195
Corn Futures	CITI	Pay	Maturity	08/23/2019	USD	627,905	140,000	(67,555)	—	(67,555)
Cotton No. 2 Futures	CITI	Receive	Maturity	11/08/2019	USD	419,874	650,000	4,914	—	4,914
Euro OAT Futures	BOA	Pay	Maturity	09/06/2019	EUR	5,018,916	31,000	182,893	—	182,893
Gasoil Bullet Futures	CITI	Receive	Maturity	09/11/2019	USD	3,022,235	5,100	(31,391)	—	(31,391)
German Euro BOBL Futures	BOA	Pay	Maturity	09/06/2019	EUR	19,143,234	143,000	179,075	—	179,075
German Euro Bond Futures	BOA	Pay	Maturity	09/06/2019	EUR	588,313	3,000	42,760	—	42,760
German Euro Bund Futures	BOA	Pay	Maturity	09/06/2019	EUR	7,846,825	46,000	228,480	—	228,480
German Euro Schatz Futures	BOA	Pay	Maturity	09/06/2019	EUR	20,287,783	181,000	47,648	—	47,648
Gold Futures	MLI	Pay	Maturity	11/29/2019	USD	2,730,080	1,900	(22,770)	—	(22,770)
Heating Oil Futures	CITI	Receive	Maturity	08/29/2019	USD	903,411	462,000	1,957	—	1,957
HG Copper Futures	MLI	Receive	Maturity	08/30/2019	USD	2,154,541	800,000	25,341	—	25,341
London Cocoa Futures	CITI	Pay	Maturity	08/30/2019	GBP	92,850	50	(1,946)	—	(1,946)
Natural Gas Futures	CITI	Receive	Maturity	08/28/2019	USD	4,303,990	1,810,000	253,210	—	253,210
Nickel Futures	CITI	Pay	Maturity	09/16/2019	USD	257,226	18	3,900	—	3,900
Palladium Futures	CITI	Pay	Maturity	08/30/2019	USD	594,271	400	12,929	—	12,929
Platinum Futures	CITI	Receive	Maturity	09/30/2019	USD	204,289	250	(12,786)	—	(12,786)
RBOB Gasoline Futures	CITI	Pay	Maturity	08/29/2019	USD	80,913	42,000	(3,478)	—	(3,478)
Silver Futures	MLI	Pay	Maturity	08/30/2019	USD	329,325	20,000	(3,625)	—	(3,625)
Soybean Futures	CITI	Receive	Maturity	10/25/2019	USD	2,048,668	230,000	21,218	—	21,218
Soybean Meal Futures	CITI	Receive	Maturity	11/22/2019	USD	551,879	1,700	32,699	—	32,699
Soybean Meal Futures	MLI	Receive	Maturity	11/22/2019	USD	1,232,220	3,900	41,160	—	41,160
Soybean Oil Futures	CITI	Receive	Maturity	11/22/2019	USD	423,861	1,500,000	411	—	411
Swiss Market Index Futures	MLI	Pay	Maturity	09/20/2019	CHF	3,277,502	330	(7,241)	—	(7,241)
U.S. Treasury Note Futures	BOA	Pay	Maturity	09/19/2019	USD	3,920,617	23,000	165,477	—	165,477
Wheat Futures	MLI	Receive	Maturity	08/23/2019	USD	24,050	5,000	2,912	—	2,912
WTI Crude Oil Futures	MLI	Receive	Maturity	08/19/2019	USD	6,845,510	117,000	79,400	—	79,400
Zinc Futures	CITI	Receive	Maturity	09/16/2019	USD	620,063	250	7,437	—	7,437

Total								$2,445,810	$—	$2,445,810

Value
OTC Swap Agreements, at value (Assets)	$2,599,950
OTC Swap Agreements, at value (Liabilities)	$(154,140)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	64	12/16/2019	$15,634,977	$15,656,800	$21,823	$—
90-Day Eurodollar	40	03/16/2020	9,781,012	9,809,000	27,988	—
90-Day Eurodollar	36	06/15/2020	8,803,539	8,837,100	33,561	—
90-Day Eurodollar	39	09/14/2020	9,548,457	9,580,837	32,380	—
90-Day Eurodollar	48	12/14/2020	11,742,900	11,792,400	49,500	—
90-Day Eurodollar	54	03/15/2021	13,230,192	13,273,200	43,008	—
90-Day Eurodollar	64	06/14/2021	15,731,894	15,731,200	—	(694)
90-Day Sterling	65	12/18/2019	9,807,168	9,811,644	4,476	—
90-Day Sterling	60	03/18/2020	9,060,999	9,066,479	5,480	—
90-Day Sterling	57	06/17/2020	8,607,226	8,617,054	9,828	—
90-Day Sterling	59	09/16/2020	8,902,941	8,920,753	17,812	—
90-Day Sterling	60	12/16/2020	9,051,750	9,069,216	17,466	—
90-Day Sterling	58	03/17/2021	8,750,861	8,769,113	18,252	—
90-Day Sterling	59	06/16/2021	8,900,751	8,919,856	19,105	—
3-Month Copper	1	08/14/2019	150,866	147,814	—	(3,052)
3-Month Copper	1	08/16/2019	151,056	147,856	—	(3,200)
3-Month Copper	1	08/20/2019	150,503	147,896	—	(2,607)
3-Month Copper	1	09/13/2019	145,603	148,056	2,453	—
3-Month Copper	1	10/30/2019	149,203	148,168	—	(1,035)
3-Month EURIBOR	57	12/16/2019	15,839,479	15,856,785	17,306	—
3-Month EURIBOR	66	03/16/2020	18,340,304	18,364,141	23,837	—
3-Month EURIBOR	74	06/15/2020	20,572,112	20,592,146	20,034	—
3-Month EURIBOR	73	09/14/2020	20,292,153	20,313,873	21,720	—
3-Month EURIBOR	72	12/14/2020	20,012,677	20,036,597	23,920	—
3-Month EURIBOR	70	03/15/2021	19,453,671	19,476,151	22,480	—
3-Month EURIBOR	29	06/14/2021	8,057,281	8,067,086	9,805	—
3-Month Euroswiss	4	12/16/2019	1,013,650	1,014,831	1,181	—
3-Month Euroswiss	5	03/16/2020	1,265,790	1,268,664	2,874	—
3-Month Euroswiss	5	06/15/2020	1,267,421	1,268,664	1,243	—
3-Month Nickel	1	08/08/2019	72,063	86,765	14,702	—
3-Month Nickel	1	09/13/2019	71,883	87,013	15,130	—
3-Month Zinc	1	09/10/2019	62,003	61,209	—	(794)
3-Month Zinc	1	09/11/2019	62,709	61,216	—	(1,493)
3-Month Zinc	1	09/12/2019	62,828	61,223	—	(1,605)
3-Month Zinc	2	09/13/2019	124,044	122,459	—	(1,585)
2-Year U.S. Treasury Note	34	09/30/2019	7,304,046	7,289,812	—	(14,234)
3-Year Australia Treasury Bond	560	09/16/2019	44,030,456	44,211,676	181,220	—
10-Year Australia Treasury Bond	80	09/16/2019	7,815,944	7,944,790	128,846	—
10-Year Canada Government Bond	14	09/19/2019	1,507,252	1,509,577	2,325	—
10-Year Japan Government Bond	3	09/12/2019	4,238,158	4,241,199	3,041	—
30-Year U.S. Treasury Bond	4	09/19/2019	615,583	622,375	6,792	—
Amsterdam Index	11	08/16/2019	1,391,057	1,385,305	—	(5,752)
CAC 40 Index	170	08/16/2019	10,538,881	10,385,269	—	(153,612)
Canada Bankers’ Acceptance	9	12/16/2019	1,673,125	1,671,134	—	(1,991)
Canada Bankers’ Acceptance	9	03/16/2020	1,674,884	1,672,242	—	(2,642)
Cocoa	5	09/13/2019	121,687	115,994	—	(5,693)
Cocoa	4	12/12/2019	91,319	90,916	—	(403)
Cocoa	10	12/13/2019	243,608	240,000	—	(3,608)
Copper	1	09/18/2019	149,903	148,044	—	(1,859)
Corn	23	09/13/2019	517,588	460,287	—	(57,301)
DAX® Index	4	09/20/2019	1,385,124	1,348,825	—	(36,299)
E-Mini DJIA Index	81	09/20/2019	10,759,922	10,876,275	116,353	—
Euro OAT	23	09/06/2019	4,217,094	4,257,845	40,751	—
EURO STOXX 50® Index	252	09/20/2019	9,666,477	9,657,738	—	(8,739)
Euro-BTP Italy Government Bond	7	09/06/2019	1,049,317	1,083,388	34,071	—
FTSE 100 Index	113	09/20/2019	10,209,919	10,355,229	145,310	—
FTSE China A50 Index	51	08/29/2019	697,070	694,875	—	(2,195)
FTSE MIB Index	8	09/20/2019	964,372	946,795	—	(17,577)
German Euro BOBL	20	09/06/2019	2,980,931	2,988,901	7,970	—
German Euro Schatz	155	09/06/2019	19,254,493	19,273,293	18,800	—
Gold 100 oz	84	12/27/2019	12,085,213	12,077,520	—	(7,693)

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued):

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Singapore Index	10	08/29/2019	$275,296	$272,651	$—	$(2,645)
MSCI Taiwan Index	48	08/29/2019	1,922,071	1,911,840	—	(10,231)
NASDAQ-100 E-Mini Index	83	09/20/2019	12,765,327	13,058,805	293,478	—
Nickel	1	09/18/2019	71,768	87,042	15,274	—
OMX Stockholm 30 Index	11	08/16/2019	184,909	182,114	—	(2,795)
S&P 500® E-Mini Index	73	09/20/2019	10,693,243	10,885,395	192,152	—
S&P/ASX 200 Index	118	09/19/2019	13,164,420	13,621,198	456,778	—
S&P/TSX 60 Index	44	09/19/2019	6,549,262	6,524,322	—	(24,940)
Silver	4	09/26/2019	329,590	328,100	—	(1,490)
U.K. Gilt	96	09/26/2019	15,253,122	15,507,314	254,192	—

Total					$2,374,717	$(377,764)

Short Futures Contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Copper	(1)	08/14/2019	$(150,967)	$(147,813)	$3,154	$—
3-Month Copper	(1)	08/16/2019	(151,319)	(147,856)	3,463	—
3-Month Copper	(1)	08/20/2019	(150,728)	(147,896)	2,832	—
3-Month Copper	(1)	09/13/2019	(146,074)	(148,056)	—	(1,982)
3-Month Copper	(1)	10/30/2019	(149,962)	(148,168)	1,794	—
3-Month Nickel	(1)	08/08/2019	(72,077)	(86,765)	—	(14,688)
3-Month Nickel	(1)	09/13/2019	(71,758)	(87,013)	—	(15,255)
3-Month Zinc	(1)	09/10/2019	(61,907)	(61,209)	698	—
3-Month Zinc	(1)	09/11/2019	(62,993)	(61,216)	1,777	—
3-Month Zinc	(1)	09/12/2019	(62,865)	(61,222)	1,643	—
3-Month Zinc	(2)	09/13/2019	(123,885)	(122,458)	1,427	—
Brent Crude Oil	(77)	08/30/2019	(4,904,159)	(5,008,850)	—	(104,691)
Coffee	(3)	09/18/2019	(112,174)	(112,106)	68	—
Copper	(1)	09/18/2019	(145,547)	(148,044)	—	(2,497)
Copper	(4)	09/26/2019	(270,352)	(266,600)	3,752	—
Cotton No. 2	(15)	12/06/2019	(496,453)	(478,800)	17,653	—
E-Mini Russell 2000® Index	(57)	09/20/2019	(4,442,898)	(4,493,595)	—	(50,697)
FTSE JSE Top 40 Index	(16)	09/19/2019	(577,433)	(565,219)	12,214	—
Hang Seng Index	(4)	08/29/2019	(717,289)	(709,159)	8,130	—
HSCEI Index	(13)	08/29/2019	(900,146)	(886,550)	13,596	—
IBEX 35 Index	(1)	08/16/2019	(99,341)	(99,398)	—	(57)
KC HRW Wheat	(11)	09/13/2019	(245,233)	(232,513)	12,720	—
KOSPI 200 Index	(93)	09/11/2019	(5,361,264)	(5,244,073)	117,191	—
Lean Hogs Futures	(8)	10/14/2019	(232,997)	(227,200)	5,797	—
Low Sulfur Gasoil	(36)	09/12/2019	(2,141,637)	(2,173,500)	—	(31,863)
MSCI Emerging Markets Index	(4)	09/20/2019	(202,473)	(205,120)	—	(2,647)
Natural Gas	(108)	08/28/2019	(2,610,247)	(2,411,640)	198,607	—
New York Harbor ULSD	(2)	08/30/2019	(166,932)	(165,539)	1,393	—
Nickel	(1)	09/18/2019	(71,517)	(87,042)	—	(15,525)
Nikkei 225 Index	(5)	09/12/2019	(978,327)	(990,440)	—	(12,113)
S&P Midcap 400® E-Mini Index	(1)	09/20/2019	(192,570)	(196,810)	—	(4,240)
Soybean Meal	(4)	11/14/2019	(179,224)	(176,300)	2,924	—
Soybean Meal	(3)	12/13/2019	(94,286)	(91,620)	2,666	—
Soybean Oil	(10)	12/13/2019	(170,207)	(169,380)	827	—
Sugar No. 11	(68)	09/30/2019	(910,142)	(929,914)	—	(19,772)
TOPIX Index	(19)	09/12/2019	(2,711,253)	(2,734,994)	—	(23,741)
Wheat	(16)	09/13/2019	(402,157)	(389,800)	12,357	—
WTI Crude	(47)	08/20/2019	(2,762,926)	(2,753,260)	9,666	—
Zinc	(5)	09/18/2019	(310,736)	(306,313)	4,423	—

Total					$440,772	$(299,768)

Total Futures Contracts					$2,815,489	$(677,532)

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/18/2019	USD	33,660,743	AUD	48,260,000	$601,973	$—
CITI	09/18/2019	USD	4,257,792	BRL	16,821,000	—	(133,370)
CITI	09/18/2019	USD	9,672,387	CAD	12,953,002	—	(151,254)
CITI	09/18/2019	USD	441,816	CHF	435,000	2,734	(352)
CITI	09/18/2019	USD	894,719	COP	2,927,447,032	11,576	(6,379)
CITI	09/18/2019	USD	75,670,750	EUR	67,133,631	1,057,029	—
CITI	09/18/2019	USD	46,831,428	GBP	36,843,000	1,917,574	(16)
CITI	09/18/2019	USD	115,361	HKD	904,000	—	(164)
CITI	09/18/2019	USD	5,396,946	HUF	1,556,671,000	97,450	—
CITI	09/18/2019	USD	1,175,949	IDR	17,169,122,000	477	(42,862)
CITI	09/18/2019	USD	342,734	ILS	1,227,999	—	(8,011)
CITI	09/18/2019	USD	1,143,991	INR	79,935,000	122	(12,314)
CITI	09/18/2019	USD	2,011,904	JPY	217,254,000	7,531	(46)
CITI	09/18/2019	USD	27,928,730	KRW	32,804,682,831	198,059	(39,079)
CITI	09/18/2019	USD	3,187,511	MXN	62,935,000	1,411	(71,277)
CITI	09/18/2019	USD	9,441,706	NOK	81,953,000	175,792	—
CITI	09/18/2019	USD	15,874,478	NZD	24,167,000	51,756	(61,719)
CITI	09/18/2019	USD	1,562,846	PHP	81,500,000	7	(35,906)
CITI	09/18/2019	USD	9,783,886	PLN	37,070,000	208,018	—
CITI	09/18/2019	USD	16,234,347	SEK	152,753,000	365,248	—
CITI	09/18/2019	USD	1,756,996	SGD	2,401,000	10,318	(1,854)
CITI	09/18/2019	USD	4,789,342	TWD	149,914,000	2,770	(47,633)
CITI	09/18/2019	AUD	2,140,000	USD	1,494,380	—	(28,450)
CITI	09/18/2019	HUF	531,549,000	USD	1,859,786	—	(50,191)
CITI	09/18/2019	CAD	80,481,000	USD	61,282,804	130,405	(375,890)
CITI	09/18/2019	CHF	10,128,000	USD	10,260,841	26,248	(55,857)
CITI	09/18/2019	PLN	66,404,000	USD	17,412,413	—	(259,027)
CITI	09/18/2019	BRL	32,891,000	USD	8,512,363	113,405	(39,499)
CITI	09/18/2019	MXN	176,110,000	USD	8,978,486	143,253	(6,679)
CITI	09/18/2019	JPY	3,083,148,187	USD	28,554,728	55,124	(164,267)
CITI	09/18/2019	TWD	34,372,000	USD	1,103,324	5,965	(912)
CITI	09/18/2019	EUR	13,068,000	USD	14,851,196	—	(327,149)
CITI	09/18/2019	INR	422,308,000	USD	6,017,730	91,827	(1,281)
CITI	09/18/2019	KRW	6,559,710,000	USD	5,538,815	19,360	(5,264)
CITI	09/18/2019	IDR	74,982,423,008	USD	5,188,189	133,139	(519)
CITI	09/18/2019	NOK	44,461,000	USD	5,162,157	—	(135,227)
CITI	09/18/2019	ZAR	270,741,000	USD	18,982,082	55,049	(274,326)
CITI	09/18/2019	PHP	190,602,000	USD	3,638,258	100,688	—
CITI	09/18/2019	NZD	46,915,000	USD	31,443,422	—	(607,221)
CITI	09/18/2019	COP	2,054,703,000	USD	628,672	3,276	(7,612)
CITI	09/18/2019	SGD	1,081,000	USD	795,221	—	(7,982)
CITI	09/18/2019	ILS	3,023,000	USD	854,370	9,398	(325)
CITI	09/18/2019	SEK	58,855,000	USD	6,254,736	—	(140,448)
CITI	09/18/2019	HKD	904,000	USD	115,421	105	—
CITI	09/18/2019	GBP	7,117,000	USD	9,053,886	—	(377,831)
CITI	09/18/2019	USD	2,665,123	ZAR	39,586,000	—	(78,252)
CITI	09/23/2019	USD	1,196,418	CLP	826,323,008	23,194	(861)
CITI	09/23/2019	CLP	99,245,000	USD	141,571	375	(932)

Total						$5,620,656	$(3,558,238)

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$109,870,012	$—	$109,870,012
Short-Term Investment Companies	20,041,027	—	—	20,041,027

Total Investments	$20,041,027	$109,870,012	$—	$129,911,039

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$2,599,950	$—	$2,599,950
Futures Contracts (D)	2,815,489	—	—	2,815,489
Forward Foreign Currency Contracts (D)	—	5,620,656	—	5,620,656

Total Other Financial Instruments	$2,815,489	$8,220,606	$—	$11,036,095

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(154,140)	$—	$(154,140)
Futures Contracts (D)	(677,532)	—	—	(677,532)
Forward Foreign Currency Contracts (D)	—	(3,558,238)	—	(3,558,238)

Total Other Financial Instruments	$(677,532)	$(3,712,378)	$—	$(4,389,910)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at July 31, 2019.
(B)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank, N.A.
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CAC	Cotation Assistée en Continu (French Stock Market Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KC HRW	Kansas City Hard Red Winter
KOSPI	Korean Composite Stock Price Index
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 7.7%
BWX Technologies, Inc.	50,337	$ 2,713,667
Hexcel Corp.	36,955	3,021,441

		5,735,108

Banks - 2.3%
First Republic Bank	17,260	1,714,954

Biotechnology - 6.6%
Bluebird Bio, Inc. (A) (B)	7,726	1,013,883
Incyte Corp. (A)	23,988	2,037,061
Seattle Genetics, Inc. (A)	24,730	1,872,308

		4,923,252

Diversified Consumer Services - 5.4%
Bright Horizons Family Solutions, Inc. (A)	26,322	4,002,787

Electronic Equipment, Instruments & Components - 5.4%
CDW Corp.	18,284	2,160,437
Flex, Ltd. (A)	165,890	1,849,674

		4,010,111

Entertainment - 3.4%
Take-Two Interactive Software, Inc. (A)	20,651	2,530,160

Equity Real Estate Investment Trusts - 4.6%
SBA Communications Corp.	13,930	3,418,561

Health Care Equipment & Supplies - 2.8%
Penumbra, Inc. (A)	12,673	2,123,995

Health Care Providers & Services - 2.0%
Centene Corp. (A)	28,562	1,487,795

Hotels, Restaurants & Leisure - 10.1%
Aramark	101,509	3,673,611
Domino’s Pizza, Inc.	6,915	1,690,925
Vail Resorts, Inc.	8,819	2,174,060

		7,538,596

Internet & Direct Marketing Retail - 5.7%
Expedia Group, Inc.	25,862	3,432,922
Wayfair, Inc., Class A (A)	6,039	792,075

		4,224,997

IT Services - 11.0%
Gartner, Inc. (A)	29,450	4,103,269
Global Payments, Inc.	24,396	4,096,576

		8,199,845

Pharmaceuticals - 4.1%
Elanco Animal Health, Inc. (A)	93,203	3,071,971

Professional Services - 7.8%
IHS Markit, Ltd. (A)	58,636	3,777,331
TransUnion	24,289	2,010,886

		5,788,217

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (A)	52,095	$ 1,586,293
KLA Corp.	14,938	2,036,348

		3,622,641

Software - 8.2%
DocuSign, Inc. (A)	37,443	1,936,552
Guidewire Software, Inc. (A)	15,876	1,620,622
SS&C Technologies Holdings, Inc.	53,399	2,560,482

		6,117,656

Specialty Retail - 4.7%
Burlington Stores, Inc. (A)	19,367	3,500,585

Textiles, Apparel & Luxury Goods - 3.2%
Under Armour, Inc., Class A (A)	103,975	2,398,703

Total Common Stocks (Cost $64,919,695)		74,409,934

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	1,035,284	1,035,284

Total Other Investment Company (Cost $1,035,284)		1,035,284

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $840,454 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $861,347.	$ 840,420	840,420

Total Repurchase Agreement (Cost $840,420)		840,420

Total Investments (Cost $66,795,399)		76,285,638
Net Other Assets (Liabilities) - (2.4)%		(1,823,909)

Net Assets - 100.0%		$ 74,461,729

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$74,409,934	$—	$—	$74,409,934
Other Investment Company	1,035,284	—	—	1,035,284
Repurchase Agreement	—	840,420	—	840,420

Total Investments	$75,445,218	$840,420	$—	$76,285,638

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,013,883. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Auto Components - 0.7%
BorgWarner, Inc.	26,906	$ 1,017,047

Banks - 9.2%
Citizens Financial Group, Inc.	41,061	1,529,933
Comerica, Inc.	13,290	972,828
Fifth Third Bancorp	74,158	2,201,751
First Republic Bank	13,825	1,373,652
Huntington Bancshares, Inc.	80,530	1,147,553
M&T Bank Corp.	16,593	2,725,400
SunTrust Banks, Inc.	36,429	2,426,171
Zions Bancorp NA	11,976	539,758

		12,917,046

Beverages - 1.7%
Constellation Brands, Inc., Class A	6,365	1,252,759
Keurig Dr. Pepper, Inc. (A)	21,065	592,769
Molson Coors Brewing Co., Class B	9,156	494,333

		2,339,861

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	20,103	1,104,459

Capital Markets - 5.2%
Ameriprise Financial, Inc.	11,407	1,659,833
Invesco, Ltd.	27,212	522,198
Northern Trust Corp.	16,195	1,587,110
Raymond James Financial, Inc.	15,785	1,273,376
T. Rowe Price Group, Inc.	20,229	2,293,766

		7,336,283

Chemicals - 1.1%
Sherwin-Williams Co.	2,999	1,538,607

Communications Equipment - 0.3%
CommScope Holding Co., Inc. (B)	26,776	382,361

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	5,385	1,334,134

Consumer Finance - 0.3%
Ally Financial, Inc.	11,854	390,115

Containers & Packaging - 2.8%
Ball Corp.	19,783	1,414,089
Silgan Holdings, Inc.	48,916	1,470,415
WestRock Co.	27,824	1,003,055

		3,887,559

Distributors - 0.6%
Genuine Parts Co.	9,162	889,813

Electric Utilities - 3.8%
Edison International	11,820	881,063
Evergy, Inc.	23,519	1,422,664
Xcel Energy, Inc.	52,373	3,121,955

		5,425,682

Electrical Equipment - 2.6%
Acuity Brands, Inc.	9,965	1,337,502

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
AMETEK, Inc.	16,536	$ 1,481,791
Hubbell, Inc.	6,487	842,532

		3,661,825

Electronic Equipment, Instruments & Components - 4.3%
Amphenol Corp., Class A	15,129	1,411,839
Arrow Electronics, Inc. (B)	22,200	1,611,942
CDW Corp.	17,951	2,121,090
Keysight Technologies, Inc. (B)	9,929	888,844

		6,033,715

Equity Real Estate Investment Trusts - 13.0%
American Campus Communities, Inc.	17,470	816,722
American Homes 4 Rent Trust, Class A	36,155	875,312
AvalonBay Communities, Inc.	9,563	1,996,659
Boston Properties, Inc.	13,673	1,817,825
Brixmor Property Group, Inc.	65,365	1,240,628
Essex Property Trust, Inc.	3,966	1,198,604
Federal Realty Investment Trust	11,703	1,544,913
JBG SMITH Properties	15,569	609,215
Kimco Realty Corp.	51,766	994,425
Outfront Media, Inc.	42,350	1,151,073
Rayonier, Inc.	36,140	1,049,506
Regency Centers Corp.	13,258	884,309
Ventas, Inc.	11,075	745,237
Vornado Realty Trust	23,617	1,519,045
Weyerhaeuser Co.	31,792	807,835
WP Carey, Inc.	12,852	1,112,212

		18,363,520

Food & Staples Retailing - 0.5%
Kroger Co.	35,774	756,978

Food Products - 0.9%
Post Holdings, Inc. (B)	11,758	1,260,693

Gas Utilities - 0.9%
National Fuel Gas Co.	26,653	1,272,414

Health Care Equipment & Supplies - 1.4%
Zimmer Biomet Holdings, Inc.	15,000	2,026,950

Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	19,246	1,677,289
Cigna Corp. (B)	6,111	1,038,381
Convetrus, Inc. (A) (B)	11,094	262,595
Henry Schein, Inc. (B)	15,735	1,047,007
Humana, Inc.	2,444	725,257
Laboratory Corp. of America Holdings (B)	9,664	1,618,913
Universal Health Services, Inc., Class B	11,298	1,704,416

		8,073,858

Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Holdings, Inc.	11,792	1,138,518

Household Durables - 1.3%
Mohawk Industries, Inc. (B)	11,759	1,466,230
Newell Brands, Inc.	29,790	422,720

		1,888,950

Household Products - 0.6%
Energizer Holdings, Inc. (A)	20,181	849,216

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	6,374	919,195

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 8.1%
Alleghany Corp. (B)	1,423	$ 975,794
Hartford Financial Services Group, Inc.	37,045	2,134,903
Lincoln National Corp.	16,382	1,070,400
Loews Corp.	53,988	2,890,518
Marsh & McLennan Cos., Inc.	12,840	1,268,592
Principal Financial Group, Inc.	6,176	358,455
Progressive Corp.	15,585	1,262,073
Unum Group	10,468	334,453
WR Berkley Corp.	15,447	1,071,867

		11,367,055

Internet & Direct Marketing Retail - 1.5%
Expedia Group, Inc.	15,915	2,112,557

IT Services - 0.9%
Jack Henry & Associates, Inc.	9,165	1,280,350

Machinery - 3.3%
IDEX Corp.	8,822	1,484,037
Lincoln Electric Holdings, Inc.	5,750	485,990
Middleby Corp. (B)	9,500	1,276,610
Snap-on, Inc.	9,400	1,434,534

		4,681,171

Media - 2.6%
CBS Corp., Class B	17,124	882,057
DISH Network Corp., Class A (B)	26,696	903,927
Liberty Broadband Corp., Class C (B)	6,680	664,727
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	28,419	1,189,619

		3,640,330

Multi-Utilities - 6.0%
CMS Energy Corp.	54,696	3,184,401
Sempra Energy	15,492	2,098,081
WEC Energy Group, Inc.	37,632	3,216,031

		8,498,513

Multiline Retail - 1.5%
Kohl’s Corp.	23,176	1,248,259
Nordstrom, Inc. (A)	24,698	817,751

		2,066,010

Oil, Gas & Consumable Fuels - 5.5%
Cabot Oil & Gas Corp.	52,148	999,156
Diamondback Energy, Inc.	21,599	2,233,984
EQT Corp.	40,216	607,664
Equitrans Midstream Corp.	37,082	615,190
PBF Energy, Inc., Class A	31,177	870,774
Williams Cos., Inc.	99,896	2,461,437

		7,788,205

Personal Products - 0.3%
Coty, Inc., Class A	40,971	446,994

Real Estate Management & Development - 1.6%
CBRE Group, Inc., Class A (B)	34,156	1,810,610
Cushman & Wakefield PLC (A) (B)	24,100	478,144

		2,288,754

Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	5,697	669,170

	Shares	Value
COMMON STOCKS (continued)
Software - 0.9%
Synopsys, Inc. (B)	9,894	$ 1,313,527

Specialty Retail - 4.2%
AutoZone, Inc. (B)	1,943	2,182,067
Best Buy Co., Inc.	19,690	1,506,876
Gap, Inc.	50,629	987,265
Tiffany & Co.	14,078	1,322,206

		5,998,414

Textiles, Apparel & Luxury Goods - 1.6%
PVH Corp.	12,428	1,105,098
Ralph Lauren Corp.	10,448	1,088,995

		2,194,093

Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc., Class A	11,928	847,484

Total Common Stocks (Cost $80,319,126)		140,001,426

OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	2,297,069	2,297,069

Total Other Investment Company (Cost $2,297,069)		2,297,069

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $1,270,743 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $1,299,665.	$ 1,270,692	1,270,692

Total Repurchase Agreement (Cost $1,270,692)		1,270,692

Total Investments (Cost $83,886,887)		143,569,187
Net Other Assets (Liabilities) - (1.7)%		(2,407,616)

Net Assets - 100.0%		$ 141,161,571

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$140,001,426	$—	$—	$140,001,426
Other Investment Company	2,297,069	—	—	2,297,069
Repurchase Agreement	—	1,270,692	—	1,270,692

Total Investments	$142,298,495	$1,270,692	$—	$143,569,187

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,247,226. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 93.8%
Airlines - 2.7%
Alaska Air Group, Inc.	479,716	$ 30,394,806
JetBlue Airways Corp. (A)	869,200	16,714,716

		47,109,522

Banks - 2.4%
CIT Group, Inc.	568,460	28,735,653
Signature Bank	104,200	13,281,332

		42,016,985

Beverages - 2.3%
Molson Coors Brewing Co., Class B	733,502	39,601,773

Biotechnology - 1.3%
United Therapeutics Corp. (A)	288,100	22,829,044

Capital Markets - 1.6%
E*TRADE Financial Corp.	581,000	28,346,990

Chemicals - 2.6%
Corteva, Inc. (A)	640,200	18,885,900
PPG Industries, Inc.	147,300	17,291,547
Westlake Chemical Corp.	131,400	8,878,698

		45,056,145

Commercial Services & Supplies - 0.8%
Stericycle, Inc. (A)	293,307	13,480,390

Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	62,649	5,169,169

Consumer Finance - 0.7%
Ally Financial, Inc.	385,739	12,694,670

Distributors - 1.9%
LKQ Corp. (A)	1,229,900	33,121,207

Diversified Financial Services - 1.5%
Jefferies Financial Group, Inc.	1,206,100	25,726,113

Diversified Telecommunication Services - 1.0%
GCI Liberty, Inc., Class A (A)	295,500	17,650,215

Electric Utilities - 5.5%
Alliant Energy Corp.	344,600	17,071,484
FirstEnergy Corp.	881,900	38,777,143
PPL Corp.	1,334,250	39,533,827

		95,382,454

Entertainment - 1.7%
Viacom, Inc., Class B	954,000	28,953,900

Equity Real Estate Investment Trusts - 5.6%
Brixmor Property Group, Inc.	968,300	18,378,334
Colony Capital, Inc.	3,171,205	17,917,308
Gaming and Leisure Properties, Inc.	460,100	17,350,371
JBG SMITH Properties	587,970	23,007,266
VEREIT, Inc.	2,205,900	20,117,808

		96,771,087

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	79,616	$ 12,890,627
US Foods Holding Corp. (A)	868,600	30,722,382

		43,613,009

Food Products - 5.2%
General Mills, Inc.	465,900	24,743,949
J.M. Smucker Co.	107,800	11,986,282
Kellogg Co.	240,600	14,007,732
Post Holdings, Inc. (A)	367,800	39,435,516

		90,173,479

Health Care Equipment & Supplies - 1.5%
Zimmer Biomet Holdings, Inc.	195,200	26,377,376

Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	378,256	32,965,010
Cardinal Health, Inc.	584,768	26,741,441
DaVita, Inc. (A)	247,900	14,836,815
Laboratory Corp. of America Holdings (A)	193,903	32,482,631

		107,025,897

Hotels, Restaurants & Leisure - 2.2%
Aramark	838,100	30,330,839
Stars Group, Inc. (A) (B)	537,800	8,362,790

		38,693,629

Insurance - 12.1%
Alleghany Corp. (A)	47,925	32,863,610
Allstate Corp.	309,800	33,272,520
Arch Capital Group, Ltd. (A)	815,600	31,555,564
Fidelity National Financial, Inc.	814,503	34,925,889
Loews Corp.	539,020	28,859,131
Markel Corp. (A)	21,100	23,503,923
Willis Towers Watson PLC	131,366	25,645,270

		210,625,907

Internet & Direct Marketing Retail - 3.3%
Expedia Group, Inc.	247,455	32,847,150
Qurate Retail, Inc. (A)	1,765,500	24,964,170

		57,811,320

Machinery - 1.6%
Trinity Industries, Inc.	1,418,002	27,792,839

Media - 6.4%
Discovery, Inc., Class C (A)	721,980	20,388,715
DISH Network Corp., Class A (A)	627,493	21,246,913
Fox Corp., Class A	479,700	17,902,404
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	531,700	22,256,962
News Corp., Class A	2,266,100	29,821,876

		111,616,870

Mortgage Real Estate Investment Trusts - 3.1%
Annaly Capital Management, Inc.	5,652,345	53,979,895

Multi-Utilities - 2.8%
CenterPoint Energy, Inc.	1,697,200	49,235,772

Multiline Retail - 1.3%
Dollar Tree, Inc. (A)	218,000	22,181,500

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (A)	3,412,300	$ 15,730,703
EQT Corp.	1,190,500	17,988,455
Williams Cos., Inc.	1,041,400	25,660,096

		59,379,254

Personal Products - 0.6%
Coty, Inc., Class A	956,500	10,435,415

Pharmaceuticals - 1.2%
Perrigo Co. PLC	384,900	20,788,449

Professional Services - 0.7%
Nielsen Holdings PLC	533,100	12,346,596

Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	170,100	8,397,837
Qorvo, Inc. (A)	162,200	11,887,638

		20,285,475

Software - 2.0%
CDK Global, Inc.	661,000	34,286,070

Specialty Retail - 2.0%
Foot Locker, Inc.	516,200	21,195,172
L Brands, Inc.	506,000	13,130,700

		34,325,872

Technology Hardware, Storage & Peripherals - 1.1%
NCR Corp. (A)	583,300	19,721,373

Trading Companies & Distributors - 1.6%
AerCap Holdings NV (A)	516,600	28,170,198

Total Common Stocks (Cost $1,504,467,538)		1,632,775,859

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	1,156,800	$ 1,156,800

Total Other Investment Company (Cost $1,156,800)		1,156,800

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $102,112,908 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $104,151,575.	$ 102,108,796	102,108,796

Total Repurchase Agreement (Cost $102,108,796)		102,108,796

Total Investments (Cost $1,607,733,134)		1,736,041,455
Net Other Assets (Liabilities) - 0.2%		3,602,136

Net Assets - 100.0%		$ 1,739,643,591

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,632,775,859	$—	$—	$1,632,775,859
Other Investment Company	1,156,800	—	—	1,156,800
Repurchase Agreement	—	102,108,796	—	102,108,796

Total Investments	$1,633,932,659	$102,108,796	$—	$1,736,041,455

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,124,265. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 61.1%
Oil, Gas & Consumable Fuels - 61.1%
Antero Midstream Corp. (A)	305,500	$ 2,786,160
Cheniere Energy, Inc. (B)	279,591	18,215,354
Enbridge, Inc.	379,454	12,669,969
EnLink Midstream LLC (A)	296,200	2,843,520
GasLog, Ltd.	270,947	3,858,285
Kinder Morgan, Inc.	761,900	15,710,378
ONEOK, Inc.	306,375	21,470,760
Pembina Pipeline Corp.	497,100	18,039,759
Phillips 66	101,000	10,358,560
Plains GP Holdings, LP, Class A (B)	877,213	21,193,466
Targa Resources Corp.	250,035	9,728,862
TC Energy Corp.	237,425	11,624,328
Williams Cos., Inc.	795,560	19,602,598

Total Common Stocks (Cost $159,578,797)		168,101,999

MASTER LIMITED PARTNERSHIPS - 36.1% (C)
Independent Power & Renewable Electricity Producers - 2.4%
Brookfield Renewable Partners, LP (B)	50,000	1,792,500
NextEra Energy Partners, LP	101,122	4,918,574

		6,711,074

Multi-Utilities - 1.0%
Brookfield Infrastructure Partners, LP	60,000	2,656,800

Oil, Gas & Consumable Fuels - 32.7%
BP Midstream Partners, LP	162,455	2,602,529
Crestwood Equity Partners, LP	35,700	1,338,393
DCP Midstream, LP	40,600	1,199,324
Energy Transfer, LP	859,837	12,364,456
Enterprise Products Partners, LP	362,311	10,909,184
EQM Midstream Partners, LP	70,820	2,727,278
GasLog Partners, LP	300,948	6,485,430
Hess Midstream Partners, LP	78,200	1,576,512
Hoegh LNG Partners, LP	248,800	4,401,272
KNOT Offshore Partners, LP	119,302	2,316,845
Magellan Midstream Partners, LP	107,000	7,076,980
MPLX, LP	259,081	7,604,027
Phillips 66 Partners, LP	95,100	4,969,926
Shell Midstream Partners, LP	290,305	6,267,685
Tallgrass Energy, LP	412,049	7,898,979
TC PipeLines, LP	8,500	344,165
Viper Energy Partners, LP	100,300	3,235,678
Western Midstream Operating, LP	242,507	6,547,689

		89,866,352

Total Master Limited Partnerships (Cost $98,167,550)		99,234,226

	Principal	Value

CORPORATE DEBT SECURITY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
SemGroup Corp. / Rose Rock Finance Corp. 5.63%, 07/15/2022	$ 2,800,000	2,754,500

Total Corporate Debt Security (Cost $2,690,606)		2,754,500

	Shares	Value
OTHER INVESTMENT COMPANY - 1.3%
Securities Lending Collateral - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (D)	3,526,366	$ 3,526,366

Total Other Investment Company (Cost $3,526,366)		3,526,366

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 1.45% (D), dated 07/31/2019, to be repurchased at $3,953,815 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $4,036,606.	$ 3,953,656	3,953,656

Total Repurchase Agreement (Cost $3,953,656)		3,953,656

Total Investments (Cost $267,916,975)		277,570,747
Net Other Assets (Liabilities) - (0.9)%		(2,340,043)

Net Assets - 100.0%		$ 275,230,704

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$168,101,999	$—	$—	$168,101,999
Master Limited Partnerships	99,234,226	—	—	99,234,226
Corporate Debt Security	—	2,754,500	—	2,754,500
Other Investment Company	3,526,366	—	—	3,526,366
Repurchase Agreement	—	3,953,656	—	3,953,656

Total Investments	$270,862,591	$6,708,156	$—	$277,570,747

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,385,311. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Rates disclosed reflect the yields at July 31, 2019.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 46.8%
Airlines - 1.5%
Delta Air Lines, Inc.	47,991	$ 2,929,371

Banks - 3.6%
Bank of America Corp.	27,500	843,700
Citigroup, Inc.	30,000	2,134,800
JPMorgan Chase & Co.	35,000	4,060,000

		7,038,500

Beverages - 0.8%
Coca-Cola Co.	30,000	1,578,900
Thai Beverage PCL	3	2

		1,578,902

Biotechnology - 1.7%
AbbVie, Inc.	15,000	999,300
Amgen, Inc.	12,000	2,238,960

		3,238,260

Chemicals - 1.0%
Corteva, Inc. (A)	8,175	241,162
Dow, Inc. (A)	24,166	1,170,601
DuPont de Nemours, Inc.	8,175	589,908

		2,001,671

Communications Equipment - 1.7%
Cisco Systems, Inc.	60,000	3,324,000

Diversified Telecommunication Services - 1.6%
HKT Trust & HKT, Ltd.	689,540	1,102,820
Verizon Communications, Inc.	37,500	2,072,625

		3,175,445

Electric Utilities - 0.8%
Duke Energy Corp.	18,500	1,604,320

Equity Real Estate Investment Trusts - 3.1%
HCP, Inc.	70,000	2,235,100
STORE Capital Corp.	64,008	2,189,714
Ventas, Inc.	25,000	1,682,250

		6,107,064

Food & Staples Retailing - 1.1%
Walmart, Inc.	20,000	2,207,600

Food Products - 0.3%
Mowi ASA	20,000	480,658

Health Care Providers & Services - 1.0%
CVS Health Corp.	35,000	1,955,450

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	35,000	1,653,050

Household Products - 1.2%
Procter & Gamble Co.	19,825	2,340,143

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.7%
Allstate Corp.	20,000	$ 2,148,000
Fidelity National Financial, Inc.	50,000	2,144,000
Prudential Financial, Inc.	10,000	1,013,100

		5,305,100

Interactive Media & Services - 2.4%
Alphabet, Inc., Class C (A)	3,900	4,745,052

Media - 1.1%
Comcast Corp., Class A	50,000	2,158,500

Mortgage Real Estate Investment Trusts - 3.1%
Annaly Capital Management, Inc.	189,350	1,808,292
Blackstone Mortgage Trust, Inc., Class A	44,925	1,595,736
Starwood Property Trust, Inc.	111,320	2,585,964

		5,989,992

Multi-Utilities - 0.9%
Dominion Energy, Inc.	24,000	1,782,960

Multiline Retail - 0.1%
Kohl’s Corp.	5,000	269,300

Oil, Gas & Consumable Fuels - 1.9%
BP PLC, ADR	35,000	1,390,900
Valero Energy Corp.	27,500	2,344,375

		3,735,275

Pharmaceuticals - 2.4%
Johnson & Johnson	14,000	1,823,080
Merck & Co., Inc.	35,000	2,904,650

		4,727,730

Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.	10,000	2,899,900
Intel Corp.	40,000	2,022,000
QUALCOMM, Inc.	7,500	548,700

		5,470,600

Software - 2.8%
Microsoft Corp.	40,750	5,553,002

Specialty Retail - 2.9%
Foot Locker, Inc.	47,550	1,952,403
Home Depot, Inc.	15,000	3,205,350
Lowe’s Cos., Inc.	5,000	507,000

		5,664,753

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	27,500	5,858,600
Western Digital Corp.	16,100	867,629

		6,726,229

Total Common Stocks (Cost $77,972,620)		91,762,927

PREFERRED STOCKS - 7.8%
Automobiles - 0.3%
Ford Motor Co.,
6.20%	20,000	542,800

Banks - 1.3%
Bank of America Corp.,
Series W, 6.63%	26,249	664,625

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (B) (C)	12,000	$ 340,920
Wells Fargo & Co.,
Series R, Fixed until 03/15/2024, 6.63% (B)	50,000	1,431,000

		2,436,545

Diversified Financial Services - 0.4%
Voya Financial, Inc.,
Series B, Fixed until 09/15/2029, 5.35% (B)	30,000	780,000

Electric Utilities - 1.3%
Duke Energy Corp.,
Series A, 5.75%	63,500	1,755,775
NextEra Energy Capital Holdings, Inc.,
Series N, 5.65%	30,000	813,000

		2,568,775

Equity Real Estate Investment Trusts - 0.7%
Colony Capital, Inc.
Series E, 8.75% (C)	10,350	266,926
Series G, 7.50%	8,250	195,938
Digital Realty Trust, Inc.,
Series C, 6.63%	10,000	266,200
Public Storage,
Series H, 5.60% (C)	25,000	681,250

		1,410,314

Insurance - 1.8%
Athene Holding, Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (B)	35,000	956,200
Enstar Group, Ltd.,
Series E, 7.00%	60,000	1,592,400
Torchmark Corp.,
6.13%	20,000	539,400
WR Berkley Corp.,
5.70% (C)	15,000	402,000

		3,490,000

Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.,
Series B, 7.75%	15,000	382,200
Annaly Capital Management, Inc.,
Series F, Fixed until 09/30/2022, 6.95% (B)	62,000	1,594,640
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (B)	39,800	1,030,820

		3,007,660

Real Estate Management & Development - 0.5%
Brookfield Property Partners, LP,
Series A, 6.50%	39,500	1,014,360

Total Preferred Stocks (Cost $14,629,076)		15,250,454

MASTER LIMITED PARTNERSHIPS - 0.8%
Capital Markets - 0.5%
AllianceBernstein Holding, LP	35,000	1,055,950

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels - 0.3%
Tallgrass Energy, LP	25,000	$ 479,250

Total Master Limited Partnerships (Cost $1,289,323)		1,535,200

	Principal	Value
CORPORATE DEBT SECURITIES - 42.9%
Aerospace & Defense - 0.8%
TransDigm, Inc.
6.25%, 03/15/2026 (D)	$ 1,500,000	1,573,125

Air Freight & Logistics - 0.3%
XPO Logistics, Inc.
6.13%, 09/01/2023 (D)	500,000	515,000

Auto Components - 2.1%
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	500,000	498,125
6.63%, 10/15/2022 (C)	818,000	828,282
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	88,875
8.00%, 12/15/2019	300,000	304,461
Dana, Inc.
6.00%, 09/15/2023	1,130,000	1,154,013
Panther BF Aggregator 2, LP / Panther Finance Co., Inc.
6.25%, 05/15/2026 (D)	1,250,000	1,293,375

		4,167,131

Building Products - 0.5%
Builders FirstSource, Inc.
6.75%, 06/01/2027 (D)	1,000,000	1,052,500

Capital Markets - 1.6%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (D)	1,565,000	1,633,469
MSCI, Inc.
5.75%, 08/15/2025 (D)	1,500,000	1,563,300

		3,196,769

Chemicals - 1.2%
Blue Cube Spinco LLC
9.75%, 10/15/2023	1,250,000	1,375,000
Chemours Co.
7.00%, 05/15/2025	1,000,000	980,867

		2,355,867

Commercial Services & Supplies - 2.4%
Ashtead Capital, Inc.
5.63%, 10/01/2024 (D)	1,500,000	1,546,875
Cimpress NV
7.00%, 06/15/2026 (D)	1,500,000	1,503,750
FXI Holdings, Inc.
7.88%, 11/01/2024 (D)	750,000	675,000
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/2023 (D)	432,000	453,870
Waste Pro, Inc.
5.50%, 02/15/2026 (D)	500,000	511,250

		4,690,745

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.5%
CommScope Technologies LLC
6.00%, 06/15/2025 (D)	$ 1,000,000	$ 910,000

Construction & Engineering - 0.2%
New Enterprise Stone & Lime Co., Inc.
6.25%, 03/15/2026 (D)	200,000	204,700
Tutor Perini Corp.
6.88%, 05/01/2025 (D)	250,000	245,313

		450,013

Construction Materials - 0.2%
US Concrete, Inc.
6.38%, 06/01/2024	305,000	317,200

Consumer Finance - 0.8%
Navient Corp.
6.50%, 06/15/2022	500,000	532,350
7.25%, 01/25/2022, MTN	1,000,000	1,087,500

		1,619,850

Diversified Consumer Services - 0.4%
Carriage Services, Inc.
6.63%, 06/01/2026 (D)	805,000	825,125

Diversified Financial Services - 2.1%
Cornerstone Chemical Co.
6.75%, 08/15/2024 (D)	1,000,000	922,500
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.25%, 02/01/2022	1,500,000	1,541,430
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.09% (B), 12/21/2065 (D)	1,500,000	1,050,000
Quicken Loans, Inc.
5.75%, 05/01/2025 (D)	550,000	567,941

		4,081,871

Diversified Telecommunication Services - 0.4%
Sable International Finance, Ltd.
5.75%, 09/07/2027 (D)	750,000	769,688

Electric Utilities - 1.2%
Drax Finco PLC
6.63%, 11/01/2025 (D)	1,750,000	1,820,000
Vistra Operations Co. LLC
5.50%, 09/01/2026 (D)	500,000	523,750

		2,343,750

Electronic Equipment, Instruments & Components - 0.2%
MTS Systems Corp.
5.75%, 08/15/2027 (D)	300,000	308,250

Energy Equipment & Services - 4.3%
Bristow Group, Inc.
8.75%, 03/01/2023 (D)	1,500,000	1,440,000
Enviva Partners, LP / Enviva Partners Finance Corp.
8.50%, 11/01/2021	2,000,000	2,062,500
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00%, 05/15/2023	205,000	206,025

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.63%, 05/01/2024 (D)	$ 1,000,000	$ 823,750
Precision Drilling Corp.
7.13%, 01/15/2026 (D)	500,000	475,000
Rowan Cos., Inc.
7.38%, 06/15/2025	450,000	339,759
Transocean Poseidon, Ltd.
6.88%, 02/01/2027 (D)	1,250,000	1,334,400
Transocean Sentry, Ltd.
5.38%, 05/15/2023 (D)	750,000	751,875
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	1,000,000	1,040,100

		8,473,409

Entertainment - 0.4%
Netflix, Inc.
5.88%, 02/15/2025	760,000	827,351

Equity Real Estate Investment Trusts - 0.7%
ESH Hospitality, Inc.
5.25%, 05/01/2025 (D)	1,300,000	1,337,375

Food Products - 1.3%
B&G Foods, Inc.
5.25%, 04/01/2025 (C)	1,500,000	1,492,500
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (D)	1,000,000	1,032,500

		2,525,000

Hotels, Restaurants & Leisure - 0.9%
VOC Escrow, Ltd.
5.00%, 02/15/2028 (D)	950,000	967,812
Wyndham Destinations, Inc.
6.35%, 10/01/2025	650,000	711,620

		1,679,432

Household Products - 0.9%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,700,000	1,763,750

Insurance - 0.4%
Brighthouse Financial, Inc.
4.70%, 06/22/2047	1,000,000	871,272

IT Services - 0.8%
First Data Corp.
5.75%, 01/15/2024 (D)	1,500,000	1,543,200

Machinery - 1.8%
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (D)	250,000	255,000
Meritor, Inc.
6.25%, 02/15/2024	1,440,000	1,483,200
Mueller Industries, Inc.
6.00%, 03/01/2027	1,400,000	1,398,250
Wabash National Corp.
5.50%, 10/01/2025 (D)	500,000	486,250

		3,622,700

Marine - 0.4%
Tidewater, Inc.
8.00%, 08/01/2022	700,000	731,500

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 2.5%
CSC Holdings LLC
7.75%, 07/15/2025 (D)	$ 1,000,000	$ 1,075,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (D) (E)	1,250,000	1,270,313
6.63%, 08/15/2027 (D) (E)	1,250,000	1,277,344
Sirius XM Radio, Inc.
5.38%, 04/15/2025 (D)	1,250,000	1,298,437

		4,921,094

Metals & Mining - 0.5%
U.S. Steel Corp.
6.88%, 08/15/2025 (C)	1,000,000	972,500

Multiline Retail - 0.9%
Dillard’s, Inc.
7.75%, 07/15/2026	1,150,000	1,289,236
7.88%, 01/01/2023	350,000	375,668

		1,664,904

Oil, Gas & Consumable Fuels - 3.3%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	1,559,000	1,597,055
6.38%, 05/01/2024	450,000	471,375
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (D)	300,000	312,750
HollyFrontier Corp.
5.88%, 04/01/2026	1,000,000	1,106,587
NuStar Logistics, LP
6.00%, 06/01/2026	1,000,000	1,055,000
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023	1,000,000	1,037,800
Sunoco, LP / Sunoco Finance Corp.
6.00%, 04/15/2027	500,000	526,875
Valero Energy Corp.
8.75%, 06/15/2030	300,000	419,423

		6,526,865

Paper & Forest Products - 0.3%
Boise Cascade Co.
5.63%, 09/01/2024 (D)	150,000	153,750
Louisiana-Pacific Corp.
4.88%, 09/15/2024	500,000	510,000

		663,750

Professional Services - 0.2%
AMN Healthcare, Inc.
5.13%, 10/01/2024 (D)	380,000	388,550

Real Estate Management & Development - 0.7%
Hunt Cos., Inc.
6.25%, 02/15/2026 (D)	347,000	327,915
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	1,000,000	1,021,020

		1,348,935

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.9%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (D)	$ 350,000	$ 362,687
6.75%, 03/15/2022 (D)	1,415,000	1,471,600

		1,834,287

Software - 1.5%
CDK Global, Inc.
5.25%, 05/15/2029 (D)	300,000	311,250
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.00%, 07/15/2025 (D)	1,250,000	1,319,375
Open Text Corp.
5.63%, 01/15/2023 (D)	1,324,000	1,353,393

		2,984,018

Specialty Retail - 2.5%
Foot Locker, Inc.
8.50%, 01/15/2022	1,438,000	1,596,180
L Brands, Inc.
6.88%, 11/01/2035	1,000,000	890,000
6.95%, 03/01/2033	400,000	330,000
Lithia Motors, Inc.
5.25%, 08/01/2025 (D)	1,000,000	1,032,500
Rent-A-Center, Inc.
6.63%, 11/15/2020 (C)	1,042,000	1,042,938

		4,891,618

Technology Hardware, Storage & Peripherals - 0.8%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (D)	1,250,000	1,572,193

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.
7.75%, 11/15/2023	100,000	114,000

Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc.
4.88%, 11/01/2025 (D)	1,250,000	1,237,500
H&E Equipment Services, Inc.
5.63%, 09/01/2025	1,000,000	1,027,500

		2,265,000

Wireless Telecommunication Services - 0.7%
Sprint Corp.
7.25%, 09/15/2021	1,250,000	1,342,187

Total Corporate Debt Securities (Cost $83,187,630)		84,041,774

	Shares	Value
OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (F)	4,606,058	4,606,058

Total Other Investment Company (Cost $4,606,058)		4,606,058

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.9%

Fixed Income Clearing Corp., 1.45% (F), dated 07/31/2019, to be repurchased at $3,656,842 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $3,730,803.

$ 3,656,695	$ 3,656,695

Total Repurchase Agreement (Cost $3,656,695)	3,656,695

Total Investments (Cost $185,341,402)	200,853,108
Net Other Assets (Liabilities) - (2.5)%	(4,845,393)

Net Assets - 100.0%	$ 196,007,715

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$90,179,447	$1,583,480	$—	$91,762,927
Preferred Stocks	15,250,454	—	—	15,250,454
Master Limited Partnerships	1,535,200	—	—	1,535,200
Corporate Debt Securities	—	84,041,774	—	84,041,774
Other Investment Company	4,606,058	—	—	4,606,058
Repurchase Agreement	—	3,656,695	—	3,656,695

Total Investments	$111,571,159	$89,281,949	$—	$200,853,108

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,511,755. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $45,680,500, representing 23.3% of the Fund’s net assets.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at July 31, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Banks - 5.1%
Wells Fargo & Co.	145,000	$ 7,019,450
Western Alliance Bancorp (A)	132,500	6,550,800

		13,570,250

Beverages - 2.6%
Constellation Brands, Inc., Class A	35,000	6,888,700

Building Products - 2.5%
Fortune Brands Home & Security, Inc.	122,000	6,702,680

Capital Markets - 3.0%
S&P Global, Inc.	32,800	8,034,360

Chemicals - 4.8%
Ecolab, Inc.	22,200	4,478,406
Sherwin-Williams Co.	16,400	8,413,856

		12,892,262

Consumer Finance - 1.5%
Green Dot Corp., Class A (A)	79,000	4,004,510

Electronic Equipment, Instruments & Components - 5.3%
Amphenol Corp., Class A	90,000	8,398,800
Littelfuse, Inc.	34,450	5,820,672

		14,219,472

Entertainment - 3.1%
Walt Disney Co.	57,000	8,151,570

Health Care Equipment & Supplies - 2.9%
Becton Dickinson and Co.	30,800	7,786,240

Health Care Providers & Services - 2.6%
CVS Health Corp.	122,500	6,844,075

Insurance - 4.1%
Markel Corp. (A)	9,900	11,027,907

Interactive Media & Services - 10.8%
Alphabet, Inc., Class A (A)	12,700	15,471,140
Facebook, Inc., Class A (A)	68,000	13,207,640

		28,678,780

Internet & Direct Marketing Retail - 4.9%
Booking Holdings, Inc. (A)	6,950	13,111,939

IT Services - 10.0%
Broadridge Financial Solutions, Inc.	63,000	8,008,560
FleetCor Technologies, Inc. (A)	32,715	9,296,622
Mastercard, Inc., Class A	33,700	9,175,499

		26,480,681

Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific, Inc.	25,250	7,011,420

Machinery - 2.0%
Middleby Corp. (A)	39,100	5,254,258

Multiline Retail - 3.0%
Dollar Tree, Inc. (A)	77,400	7,875,450

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.7%
Phillips 66	69,000	$ 7,076,640

Road & Rail - 2.7%
Union Pacific Corp.	39,550	7,117,023

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	23,000	3,880,560

Software - 5.5%
Check Point Software Technologies, Ltd. (A)	67,700	7,579,015
Intuit, Inc.	25,000	6,932,750

		14,511,765

Specialty Retail - 6.0%
Lowe’s Cos., Inc.	75,800	7,686,120
TJX Cos., Inc.	149,400	8,151,264

		15,837,384

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	84,000	17,895,360

Total Common Stocks (Cost $191,988,574)		254,853,286

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
Fixed Income Clearing Corp., 1.45% (B), dated 07/31/2019, to be repurchased at $11,219,896 on 08/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2021, and with a value of $11,446,377.	$ 11,219,444	11,219,444

Total Repurchase Agreement (Cost $11,219,444)		11,219,444

Total Investments (Cost $203,208,018)		266,072,730
Net Other Assets (Liabilities) - (0.1)%		(285,040)

Net Assets - 100.0%		$ 265,787,690

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$254,853,286	$—	$—	$254,853,286
Repurchase Agreement	—	11,219,444	—	11,219,444

Total Investments	$254,853,286	$11,219,444	$—	$266,072,730

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2019.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 60.2%
Aerospace & Defense - 1.4%
Boeing Co.	6,210	$ 2,118,728
General Dynamics Corp.	26,630	4,951,582
Northrop Grumman Corp.	6,660	2,301,496
United Technologies Corp.	34,280	4,579,808

		13,951,614

Airlines - 0.3%
Delta Air Lines, Inc.	23,690	1,446,037
Southwest Airlines Co.	11,300	582,289
United Airlines Holdings, Inc. (A)	5,880	540,431

		2,568,757

Auto Components - 0.2%
BorgWarner, Inc.	28,750	1,086,750
Magna International, Inc.	22,510	1,134,954

		2,221,704

Automobiles - 0.1%
General Motors Co.	36,160	1,458,694

Banks - 3.0%
Bank of America Corp.	297,340	9,122,391
Citigroup, Inc.	118,770	8,451,673
Citizens Financial Group, Inc.	19,540	728,061
Fifth Third Bancorp	32,800	973,832
KeyCorp	171,540	3,151,190
Regions Financial Corp.	56,800	904,824
SunTrust Banks, Inc.	31,520	2,099,232
Wells Fargo & Co.	96,100	4,652,201

		30,083,404

Beverages - 1.3%
Coca-Cola Co.	172,120	9,058,676
Constellation Brands, Inc., Class A	4,810	946,704
Molson Coors Brewing Co., Class B	21,300	1,149,987
PepsiCo, Inc.	17,310	2,212,391

		13,367,758

Biotechnology - 1.3%
AbbVie, Inc.	32,500	2,165,150
Alexion Pharmaceuticals, Inc. (A)	14,890	1,686,888
Amgen, Inc.	2,660	496,303
Biogen, Inc. (A)	9,230	2,195,079
Celgene Corp. (A)	23,960	2,200,966
Gilead Sciences, Inc.	9,160	600,163
Regeneron Pharmaceuticals, Inc. (A)	4,790	1,459,800
Vertex Pharmaceuticals, Inc. (A)	12,820	2,136,068

		12,940,417

Building Products - 0.2%
Masco Corp.	46,850	1,910,075

Capital Markets - 1.9%
Ameriprise Financial, Inc.	8,100	1,178,631
Bank of New York Mellon Corp.	13,580	637,174
BlackRock, Inc.	1,300	607,984
Charles Schwab Corp.	62,510	2,701,682
CME Group, Inc.	2,990	581,316
Franklin Resources, Inc.	43,200	1,409,616

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	47,070	$ 4,135,570
Invesco, Ltd.	43,600	836,684
Morgan Stanley	121,450	5,411,812
TD Ameritrade Holding Corp.	37,230	1,902,453

		19,402,922

Chemicals - 1.2%
Celanese Corp.	14,540	1,630,952
Corteva, Inc. (A)	42,586	1,256,287
Dow, Inc. (A)	39,900	1,932,756
DuPont de Nemours, Inc.	26,286	1,896,798
Eastman Chemical Co.	35,580	2,680,953
Linde PLC	9,350	1,788,468
LyondellBasell Industries NV, Class A	7,100	594,199
RPM International, Inc.	2,440	165,505

		11,945,918

Commercial Services & Supplies - 0.1%
Cintas Corp.	1,540	401,078
Waste Management, Inc.	5,000	585,000

		986,078

Communications Equipment - 0.2%
Cisco Systems, Inc.	34,120	1,890,248
Motorola Solutions, Inc.	2,400	398,304

		2,288,552

Consumer Finance - 0.6%
American Express Co.	16,910	2,103,097
Capital One Financial Corp.	32,150	2,971,303
Synchrony Financial	34,400	1,234,272

		6,308,672

Containers & Packaging - 0.4%
Avery Dennison Corp.	7,220	829,361
Crown Holdings, Inc. (A)	19,530	1,250,115
Packaging Corp. of America	7,540	761,314
WestRock Co.	21,860	788,053

		3,628,843

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	9,820	271,916

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	47,080	9,671,644

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	116,750	6,452,772

Electric Utilities - 1.7%
American Electric Power Co., Inc.	44,410	3,899,642
Edison International	43,200	3,220,128
Exelon Corp.	50,600	2,280,036
NextEra Energy, Inc.	22,540	4,669,612
Xcel Energy, Inc.	46,280	2,758,751

		16,828,169

Electrical Equipment - 0.6%
Eaton Corp. PLC	63,910	5,252,763
Emerson Electric Co.	5,200	337,376

		5,590,139

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 1.2%
Electronic Arts, Inc. (A)	28,550	$ 2,640,875
Netflix, Inc. (A)	15,230	4,919,138
Walt Disney Co.	28,150	4,025,731

		11,585,744

Equity Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	13,410	2,799,874
Boston Properties, Inc.	5,040	670,068
Digital Realty Trust, Inc.	3,710	424,276
Equinix, Inc.	2,160	1,084,536
Equity Residential	10,280	810,989
Federal Realty Investment Trust	9,110	1,202,611
Host Hotels & Resorts, Inc.	41,490	721,511
Mid-America Apartment Communities, Inc.	2,600	306,384
Prologis, Inc.	34,680	2,795,555
Public Storage	2,530	614,183
Ventas, Inc.	13,660	919,181
Vornado Realty Trust	25,260	1,624,723

		13,973,891

Food Products - 0.6%
Conagra Brands, Inc.	12,100	349,327
General Mills, Inc.	29,600	1,572,056
Mondelez International, Inc., Class A	79,270	4,240,152

		6,161,535

Health Care Equipment & Supplies - 1.9%
Becton Dickinson and Co.	3,880	980,864
Boston Scientific Corp. (A)	131,460	5,581,792
Danaher Corp.	3,010	422,905
Intuitive Surgical, Inc. (A)	2,000	1,039,020
Medtronic PLC	65,160	6,642,410
Zimmer Biomet Holdings, Inc.	33,750	4,560,637

		19,227,628

Health Care Providers & Services - 1.7%
Anthem, Inc.	10,280	3,028,591
Cigna Corp. (A)	35,710	6,067,843
McKesson Corp.	1,330	184,804
UnitedHealth Group, Inc.	32,320	8,048,003

		17,329,241

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	22,170	2,140,514
Royal Caribbean Cruises, Ltd.	5,160	600,314
Yum! Brands, Inc.	36,940	4,156,489

		6,897,317

Household Durables - 0.1%
Lennar Corp., Class A	29,760	1,415,683

Household Products - 0.7%
Procter & Gamble Co.	55,450	6,545,318

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	37,800	6,518,988

Insurance - 1.4%
Allstate Corp.	16,740	1,797,876
American International Group, Inc.	42,800	2,396,372
Arthur J. Gallagher & Co.	10,100	913,343
Everest Re Group, Ltd.	3,210	791,714
Hartford Financial Services Group, Inc.	43,500	2,506,905

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Lincoln National Corp.	30,540	$ 1,995,484
MetLife, Inc.	78,210	3,865,138

		14,266,832

Interactive Media & Services - 2.7%
Alphabet, Inc., Class A (A)	8,930	10,878,526
Alphabet, Inc., Class C (A)	8,470	10,305,280
Facebook, Inc., Class A (A)	31,070	6,034,726

		27,218,532

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (A)	11,080	20,683,923
Booking Holdings, Inc. (A)	530	999,903
Expedia Group, Inc.	16,950	2,249,943

		23,933,769

IT Services - 3.7%
Accenture PLC, Class A	23,100	4,448,598
Automatic Data Processing, Inc.	43,810	7,295,241
Cognizant Technology Solutions Corp., Class A	32,800	2,136,592
Fidelity National Information Services, Inc.	4,160	554,320
Fiserv, Inc. (A)	7,102	748,797
Mastercard, Inc., Class A	36,910	10,049,486
PayPal Holdings, Inc. (A)	52,240	5,767,296
Visa, Inc., Class A	35,010	6,231,780

		37,232,110

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,610	111,750
Illumina, Inc. (A)	3,600	1,077,768
Thermo Fisher Scientific, Inc.	20,570	5,711,878

		6,901,396

Machinery - 1.4%
Caterpillar, Inc.	2,300	302,841
Cummins, Inc.	17,680	2,899,520
Deere & Co.	10,980	1,818,837
Ingersoll-Rand PLC	19,340	2,391,584
PACCAR, Inc.	36,620	2,568,527
Parker-Hannifin Corp.	3,200	560,256
Snap-on, Inc.	5,850	892,769
Stanley Black & Decker, Inc.	16,850	2,486,891

		13,921,225

Media - 1.8%
Altice, Inc., Class A (A)	38,440	992,136
Charter Communications, Inc., Class A (A)	12,640	4,871,203
Comcast Corp., Class A	213,410	9,212,910
Discovery, Inc., Class A (A) (C)	53,760	1,629,466
Discovery, Inc., Class C (A)	48,010	1,355,802

		18,061,517

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	31,750	351,155
Newmont Goldcorp Corp.	11,560	422,171

		773,326

Multi-Utilities - 0.3%
Sempra Energy	22,220	3,009,255

Multiline Retail - 0.2%
Dollar General Corp.	13,750	1,842,775

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	74,380	$ 9,156,922
Concho Resources, Inc.	5,550	542,124
Diamondback Energy, Inc.	22,600	2,337,518
EOG Resources, Inc.	53,850	4,623,022
Exxon Mobil Corp.	32,450	2,412,982
Marathon Petroleum Corp.	78,170	4,408,006
ONEOK, Inc.	31,220	2,187,898
Parsley Energy, Inc., Class A (A)	14,080	233,587
Phillips 66	2,800	287,168
Pioneer Natural Resources Co.	22,770	3,143,171

		29,332,398

Pharmaceuticals - 2.7%
Allergan PLC	10,090	1,619,445
Bristol-Myers Squibb Co.	28,350	1,259,023
Eli Lilly & Co.	38,482	4,192,614
Johnson & Johnson	46,990	6,119,038
Merck & Co., Inc.	89,620	7,437,564
Pfizer, Inc.	156,650	6,084,286

		26,711,970

Road & Rail - 1.2%
Lyft, Inc., Class A (A) (C)	11,800	718,266
Norfolk Southern Corp.	29,950	5,724,044
Union Pacific Corp.	29,120	5,240,144

		11,682,454

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	46,540	5,466,588
Intel Corp.	22,650	1,144,958
Marvell Technology Group, Ltd.	23,700	622,362
NVIDIA Corp.	25,400	4,285,488
NXP Semiconductors NV	30,800	3,184,412
QUALCOMM, Inc.	8,600	629,176
Teradyne, Inc.	53,290	2,969,852
Texas Instruments, Inc.	59,550	7,444,345

		25,747,181

Software - 4.0%
Intuit, Inc.	8,400	2,329,404
Microsoft Corp.	229,490	31,272,602
salesforce.com, Inc. (A)	33,730	5,211,285
VMware, Inc., Class A	5,100	889,899
Workday, Inc., Class A (A)	1,090	217,978

		39,921,168

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	10,090	1,519,958
AutoZone, Inc. (A)	3,940	4,424,778
Best Buy Co., Inc.	33,850	2,590,540
Home Depot, Inc.	35,110	7,502,656
Lowe’s Cos., Inc.	45,220	4,585,308
O’Reilly Automotive, Inc. (A)	5,060	1,926,646
Ross Stores, Inc.	28,880	3,062,146
TJX Cos., Inc.	59,640	3,253,958

		28,865,990

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	111,740	23,805,090

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	107,180	$ 1,540,177
HP, Inc.	81,160	1,707,606

		27,052,873

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	30,400	2,615,312
PVH Corp.	13,690	1,217,315

		3,832,627

Tobacco - 0.8%
Altria Group, Inc.	33,710	1,586,730
Philip Morris International, Inc.	75,990	6,353,524

		7,940,254

Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (A)	14,060	569,571

Wireless Telecommunication Services - 0.1%
T-Mobile, Inc. (A)	12,330	983,071

Total Common Stocks (Cost $414,819,420)		601,333,687

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.64% (D)	12,963	352,594

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	960	23,798

Total Preferred Stocks (Cost $379,727)		376,392

	Principal	Value
ASSET-BACKED SECURITIES - 3.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 320,100	350,404
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 3.23% (D), 07/18/2027 (E)	795,000	792,397
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	403,172	403,675
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	456,502	453,617
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 3.51% (D), 10/18/2030 (E)	1,975,000	1,970,592
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 3.50% (D), 01/20/2030 (E)	670,000	668,438

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	$ 604,405	$ 622,490
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	917,875	942,059
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	595,000	613,948
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.64% (D), 04/15/2029 (E)	1,175,000	1,175,108
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	216,149	215,167
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	138,774	138,113
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	137,937	136,387
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	372,968	377,287
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	900,000	906,912
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/15/2051 (E)	100,000	99,899
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	1,800,000	1,809,525
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 3.47% (D), 01/20/2031 (E)	800,000	798,868
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	499,919
Series 2018-T1, Class AT1,
3.30%, 08/15/2049 (E)	1,910,000	1,910,191
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (E)	1,890,000	1,903,718
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	930,848	930,854
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	134,165	135,757
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	109,771	110,909
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.55% (D), 07/20/2030 (E)	800,000	799,664
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (D), 10/15/2044 (E)	2,735,000	2,735,343
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	42,513	42,448
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	44,191	44,140
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	198,531	197,247

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	$ 393,255	$ 395,021
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	342,857	342,590
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	403,377	403,332
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	502,460	501,443
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	403,061	402,181
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	476,357	476,070
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	395,216	394,656
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	832,858	834,855
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	387,632	385,691
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	787,282	779,660
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,022,559	1,026,320
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	606,373	607,672
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	442,085	441,644
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	730,419	731,803
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	1,140,955	1,145,873
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	1,005,056	1,011,155
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	215,262	223,636
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	1,155,000	1,161,642
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	172,366	171,764
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	678,694	681,739
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 3.42% (D), 10/20/2028 (E)	815,000	815,179

Total Asset-Backed Securities (Cost $34,642,510)		34,719,002

CORPORATE DEBT SECURITIES - 13.3%
Aerospace & Defense - 0.1%
Boeing Co.
3.50%, 03/01/2039	817,000	816,252
United Technologies Corp.
4.13%, 11/16/2028	500,000	552,545

		1,368,797

Air Freight & Logistics - 0.1%
FedEx Corp.
3.30%, 03/15/2027	563,000	575,216

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 0.5%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$ 674,030	$ 682,792
3.70%, 04/01/2028	734,626	763,424
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	375,750	381,274
6.82%, 02/10/2024	1,121,812	1,229,170
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	437,659	442,079
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,326,387	1,382,626
US Airways Pass-Through Trust
5.38%, 05/15/2023	652,296	677,342

		5,558,707

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025	345,000	354,472

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	453,000	482,293
6.25%, 10/02/2043	120,000	129,973

		612,266

Banks - 2.2%
AIB Group PLC
Fixed until 04/10/2024 , 4.26% (D), 04/10/2025 (E)	1,064,000	1,093,293
Banco Santander SA
2.71%, 06/27/2024	1,200,000	1,194,722
Bank of America Corp.
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	2,078,000	2,137,376
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,062,000	1,094,206
Barclays Bank PLC
10.18%, 06/12/2021 (E)	1,217,000	1,370,722
BNP Paribas SA
4.40%, 08/14/2028 (E)	1,153,000	1,251,865
CIT Group, Inc.
4.13%, 03/09/2021	70,000	71,232
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (D), 04/24/2025	787,000	808,107
Fixed until 03/20/2029, 3.98% (D), 03/20/2030	901,000	962,770
4.50%, 01/14/2022	394,000	413,025
Commerzbank AG
8.13%, 09/19/2023 (E)	1,117,000	1,291,904
Discover Bank
3.45%, 07/27/2026	1,163,000	1,188,182
First Horizon National Corp.
3.50%, 12/15/2020	615,000	620,983
HSBC Holdings PLC
5.25%, 03/14/2044	200,000	236,526
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	420,000	425,295
JPMorgan Chase & Co.
Fixed until 07/23/2023, 3.80% (D), 07/23/2024	1,105,000	1,156,733
4.13%, 12/15/2026	1,089,000	1,172,993
6.40%, 05/15/2038	569,000	794,179

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	$ 763,000	$ 758,932
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (E) (F)	830,000	833,619
Royal Bank of Scotland Group PLC
Fixed until 06/25/2023, 4.52% (D), 06/25/2024	376,000	390,873
6.40%, 10/21/2019	381,000	384,101
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	1,468,000	1,554,423
Fixed until 06/15/2024 (G), 5.90% (D)	365,000	387,356

		21,593,417

Beverages - 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	348,000	367,032
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	857,000	916,575
4.75%, 01/23/2029	710,000	808,792
Constellation Brands, Inc.
3.15%, 08/01/2029	360,000	359,465
3.70%, 12/06/2026	164,000	171,730
Pernod Ricard SA
4.45%, 01/15/2022 (E)	385,000	403,331
5.75%, 04/07/2021 (E)	1,095,000	1,152,312

		4,179,237

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 05/14/2026	349,000	351,242
Gilead Sciences, Inc.
4.15%, 03/01/2047	190,000	199,695

		550,937

Building Products - 0.1%
Owens Corning
4.20%, 12/15/2022 (H)	844,000	884,121

Capital Markets - 0.9%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	369,000	374,450
3.70%, 10/15/2024	604,000	638,583
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	772,000	803,786
3.80%, 06/09/2023	738,000	765,084
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	1,188,000	1,250,668
6.75%, 10/01/2037	591,000	783,621
Lazard Group LLC
4.50%, 09/19/2028	840,000	898,766
Morgan Stanley
3.70%, 10/23/2024, MTN	1,117,000	1,171,295
Fixed until 01/23/2029, 4.43% (D), 01/23/2030, MTN	171,000	189,137
5.00%, 11/24/2025	521,000	575,759
UBS AG
7.63%, 08/17/2022	730,000	817,549
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	794,000	853,399

		9,122,097

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.0% (B)
Syngenta Finance NV
3.93%, 04/23/2021 (E)	$ 485,000	$ 492,681

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	360,000	358,658
ERAC Finance LLC
2.70%, 11/01/2023 (E)	200,000	201,238
3.85%, 11/15/2024 (E)	560,000	591,144
Waste Management, Inc.
3.20%, 06/15/2026	729,000	758,074

		1,909,114

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	654,000	664,346

Construction & Engineering - 0.2%
SBA Tower Trust
2.88%, 07/15/2046 (E)	607,000	607,495
3.17%, 04/09/2047 (E)	800,000	805,052
3.45%, 03/15/2048 (E)	374,000	383,330

		1,795,877

Construction Materials - 0.2%
CRH America Finance, Inc.
4.50%, 04/04/2048 (E)	575,000	580,500
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	780,000	776,513
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	400,000	401,547
4.25%, 12/15/2047	286,000	269,786

		2,028,346

Consumer Finance - 0.4%
Ally Financial, Inc.
3.88%, 05/21/2024	416,000	429,520
4.13%, 03/30/2020	915,000	921,862
American Express Co.
4.05%, 12/03/2042	225,000	249,609
BMW Capital LLC
2.80%, 04/11/2026 (E)	1,104,000	1,110,200
Capital One Financial Corp.
3.30%, 10/30/2024	871,000	901,809
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	533,000	537,528

		4,150,528

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	239,000	251,165
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	405,000	412,087
5.75%, 10/15/2020	629,920	632,207

		1,295,459

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.1%
Nationwide Building Society
Fixed until 07/18/2029, 3.96% (D), 07/18/2030 (E)	$ 657,000	$ 661,978
President & Fellows of Harvard College
3.62%, 10/01/2037	70,000	74,721

		736,699

Diversified Financial Services - 0.2%
Aviation Capital Group LLC
7.13%, 10/15/2020 (E)	1,312,000	1,380,399
AXA Equitable Holdings, Inc.
5.00%, 04/20/2048	1,035,000	1,096,870

		2,477,269

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.40%, 05/15/2025	1,240,000	1,275,505
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	165,000	164,439
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	410,000	440,184
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	148,500
Verizon Communications, Inc.
3.50%, 11/01/2024	1,216,000	1,273,457
5.50%, 03/16/2047	1,052,000	1,324,796

		4,626,881

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	868,000	896,665
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	152,198
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,596,000	1,623,859
Duke Energy Progress LLC
3.60%, 09/15/2047	230,000	234,499
Entergy Arkansas LLC
3.70%, 06/01/2024	206,000	217,660
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	410,324
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	895,000	936,088
5.30%, 06/01/2042	75,000	95,805
PacifiCorp
3.60%, 04/01/2024	544,000	570,778
5.75%, 04/01/2037	125,000	161,290
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	455,000	465,184

		5,764,350

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.25%, 09/08/2024	250,000	249,381
3.88%, 01/12/2028	216,000	215,106
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,000,000	1,065,938
4.60%, 04/06/2027	73,000	78,293

		1,608,718

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	$ 861,000	$ 899,894
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	109,684

		1,009,578

Equity Real Estate Investment Trusts - 0.8%
American Tower Trust #1
3.65%, 03/15/2048 (E)	755,000	790,716
CBL & Associates, LP
5.25%, 12/01/2023 (C)	754,000	550,420
EPR Properties
4.75%, 12/15/2026 (C)	1,116,000	1,182,924
HCP, Inc.
3.40%, 02/01/2025	505,000	518,807
3.50%, 07/15/2029	404,000	409,449
Hospitality Properties Trust
5.00%, 08/15/2022	909,000	947,407
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	922,857
Life Storage, LP
4.00%, 06/15/2029	414,000	428,831
VEREIT Operating Partnership, LP
3.95%, 08/15/2027	534,000	557,409
4.63%, 11/01/2025	551,000	595,548
WEA Finance LLC
4.13%, 09/20/2028 (E)	745,000	796,653

		7,701,021

Food & Staples Retailing - 0.2%
Sysco Corp.
3.30%, 07/15/2026	576,000	594,487
Walmart, Inc.
3.63%, 12/15/2047	955,000	1,028,413

		1,622,900

Food Products - 0.0% (B)
Kraft Heinz Foods Co.
2.80%, 07/02/2020	182,000	182,244

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.75%, 11/30/2026	686,000	740,187
Boston Scientific Corp.
4.70%, 03/01/2049	591,000	688,812

		1,428,999

Health Care Providers & Services - 0.3%
Cigna Corp.
4.13%, 11/15/2025 (E)	470,000	499,113
CVS Health Corp.
2.13%, 06/01/2021	601,000	596,984
4.10%, 03/25/2025	286,000	300,963
HCA Healthcare, Inc.
6.25%, 02/15/2021	255,000	267,204
HCA, Inc.
4.13%, 06/15/2029	253,000	259,166
5.25%, 04/15/2025	166,000	182,945
Quest Diagnostics, Inc.
4.20%, 06/30/2029	828,000	896,148

		3,002,523

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	$ 561,000	$ 585,233
Whirlpool Corp.
4.75%, 02/26/2029	378,000	413,048

		998,281

Industrial Conglomerates - 0.1%
General Electric Co.
6.88%, 01/10/2039, MTN	818,000	1,061,684

Insurance - 0.3%
Athene Global Funding
3.00%, 07/01/2022 (E)	612,000	619,534
CNA Financial Corp.
3.90%, 05/01/2029	450,000	472,605
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	210,592
Lincoln National Corp.
3.63%, 12/12/2026	615,000	642,190
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	285,000	296,670
RenaissanceRe Finance, Inc.
3.45%, 07/01/2027	886,000	904,366

		3,145,957

Interactive Media & Services - 0.1%
Baidu, Inc.
4.38%, 05/14/2024 (C)	710,000	753,132
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	742,000	759,540

		1,512,672

Internet & Direct Marketing Retail - 0.1%
Booking Holdings, Inc.
3.60%, 06/01/2026	369,000	387,539
Expedia Group, Inc.
3.80%, 02/15/2028	550,000	564,872

		952,411

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	461,000	495,274
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	299,000	316,690
Fiserv, Inc.
3.50%, 07/01/2029	552,000	564,707

		1,376,671

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	694,000	863,643

Machinery - 0.0% (B)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	488,437

Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75%, 01/15/2024	925,000	944,656
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	690,000	704,490

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (G)	$ 550,000	$ 565,125
NBCUniversal Media LLC
4.38%, 04/01/2021	909,000	940,236
4.45%, 01/15/2043	274,000	303,778

		3,458,285

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	650,000	656,202
4.75%, 04/10/2027 (E)	230,000	243,954
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	140,308

		1,040,464

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	630,000	666,698
CMS Energy Corp.
3.88%, 03/01/2024	70,000	73,106
4.88%, 03/01/2044	152,000	177,564
Dominion Energy, Inc.
2.58%, 07/01/2020	516,000	516,049
DTE Electric Co.
4.30%, 07/01/2044	848,000	966,387
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	170,000	171,024

		2,570,828

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	1,087,000	1,220,585
BP Capital Markets PLC
3.12%, 05/04/2026 (C)	1,426,000	1,446,389
Energy Transfer Operating, LP
4.90%, 02/01/2024	382,000	410,595
5.15%, 02/01/2043	600,000	610,970
5.95%, 10/01/2043	535,000	595,234
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,082,000	1,113,792
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	289,907
Exxon Mobil Corp.
3.04%, 03/01/2026	975,000	1,012,762
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	480,000	506,144
Nexen, Inc.
5.88%, 03/10/2035	10,000	12,407
Petroleos Mexicanos
3.50%, 01/30/2023	660,000	628,987
6.50%, 01/23/2029	385,000	376,241
6.88%, 08/04/2026	340,000	346,579
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	945,000	945,662
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	378,000	395,082
Shell International Finance BV
2.50%, 09/12/2026	873,000	873,403
3.75%, 09/12/2046	195,000	208,043
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	125,241
4.63%, 03/01/2034	110,000	122,651
Western Midstream Operating, LP
5.38%, 06/01/2021	225,000	232,125

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 104,000	$ 115,071
7.88%, 09/01/2021	100,000	110,417

		11,698,287

Pharmaceuticals - 0.4%
AstraZeneca PLC
4.00%, 01/17/2029	211,000	230,713
4.38%, 08/17/2048 (C)	560,000	631,300
Bayer Finance LLC
3.00%, 10/08/2021 (E)	575,000	578,132
Bristol-Myers Squibb Co.
3.20%, 06/15/2026 (E)	648,000	670,551
Merck & Co., Inc.
3.40%, 03/07/2029	375,000	399,202
Mylan, Inc.
4.55%, 04/15/2028 (C)	619,000	651,775
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028 (E)	691,000	794,041

		3,955,714

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	41,003
3.75%, 04/01/2024	37,000	39,225
CSX Corp.
3.80%, 11/01/2046	398,000	404,197
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (E)	1,376,000	1,486,493

		1,970,918

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	955,000	978,768
KLA Corp.
4.10%, 03/15/2029	550,000	593,035
Lam Research Corp.
3.75%, 03/15/2026	627,000	662,484
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (E)	315,000	337,870
QUALCOMM, Inc.
3.25%, 05/20/2027	643,000	658,140

		3,230,297

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	520,000	550,988

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.85%, 02/23/2023	772,000	789,867
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	465,000	514,124
Western Digital Corp.
4.75%, 02/15/2026 (C)	855,000	845,381

		2,149,372

Tobacco - 0.2%
Altria Group, Inc.
4.80%, 02/14/2029	390,000	420,837
BAT Capital Corp.
2.30%, 08/14/2020	282,000	281,329
2.76%, 08/15/2022	577,000	576,927
3.22%, 08/15/2024	377,000	380,065

		1,659,158

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.0% (B)
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (E)	$ 415,000	$ 428,228

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	413,606
4.38%, 07/16/2042	300,000	325,247
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	1,655,000	1,668,426
3.72%, 07/15/2043 (E)	160,000	164,534
Sprint Corp.
7.25%, 09/15/2021	200,000	214,750
7.88%, 09/15/2023	155,000	172,825

		2,959,388

Total Corporate Debt Securities (Cost $128,991,396)		133,368,483

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (C)	330,000	347,563

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	246,517
4.50%, 01/28/2026	650,000	699,725

		946,242

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	669,886
5.38%, 10/17/2023 (E)	115,000	126,938

		796,824

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,138,949

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	315,000	336,659

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	125,000	159,313

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	282,067

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	210,750

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	455,000	454,973

Total Foreign Government Obligations (Cost $4,487,749)		4,673,340

	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.8%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	$ 700,000	$ 707,537
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,142,841
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,070,000	1,056,186
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	92,954
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	600,000	617,589
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	700,000	722,544
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	1,550,000	1,623,743
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	80,457	84,777
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	234,384
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	290,208	292,922
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	592,057	597,949
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	410,000	442,081
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	101,918	101,000
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	110,537
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,204,240
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,564,533
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	2,250,000	2,332,700
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	520,000	523,619
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	837,830
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,040,000	1,058,707
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.76% (D), 08/26/2036 (E)	15,149	15,161
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 3.06% (D), 12/27/2035 (E)	456,515	453,801
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	320,000	318,945

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	$ 675,000	$ 685,059
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	716,004
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
4.25% (D), 02/26/2036 (E)	26,654	26,724
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	374,089
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,120,498	2,176,840
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	257,528	265,658
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	327,463
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	3,050,000	3,037,415
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	411,360	407,419
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.73% (D), 08/15/2034 (E)	2,387,762	2,389,256
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	215,529	219,642
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	101,880	104,932
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	248,433	252,192
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	186,729	191,677
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	468,345	480,967
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	320,795	329,230
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	329,572	333,481
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	390,148	400,362
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	931,983	963,055
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	768,630	796,944
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,298,497	1,341,536
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	1,104,297	1,145,131
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	436,147	451,624
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,427,511

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	$ 950,000	$ 946,242
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.85% (D), 05/25/2035	134,447	135,515
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	410,000	416,080
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	572,827

Total Mortgage-Backed Securities (Cost $37,735,276)		38,051,455

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	45,000	68,754
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	441,116
7.60%, 11/01/2040	480,000	786,533
7.70%, 11/01/2030	340,000	362,715
7.95%, 03/01/2036	905,000	934,467
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	40,000	48,791

		2,642,376

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	35,000	44,946

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	54,000	85,010

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	45,000	63,894
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	45,000	64,088
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	40,000	49,916
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	70,000	88,870

		266,768

Total Municipal Government Obligations (Cost $3,010,938)		3,039,100

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.5%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	$ 280,391	$ 307,552
5.50%, 06/01/2041	101,690	113,263
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	3,390,319	3,483,055
3.01%, 07/25/2025	4,041,000	4,199,937
3.06% (D), 08/25/2024	1,820,000	1,885,723
3.49%, 01/25/2024	1,298,000	1,362,669
3.53% (D), 07/25/2023	1,100,000	1,152,414
Federal National Mortgage Association
2.50%, TBA (F)	2,479,000	2,493,144
3.00%, TBA (F)	24,623,000	24,886,376
3.33% (D), 10/25/2023	179,860	187,185
3.50%, 07/01/2028 - 11/01/2028	325,989	339,327
3.50%, TBA (F)	20,943,000	21,451,850
4.00%, 04/01/2026 - 06/01/2042	95,994	101,572
4.00%, TBA (F)	8,150,000	8,436,307
4.50%, 02/01/2025 - 06/01/2026	184,227	193,298
12-Month LIBOR + 1.52%, 4.58% (D), 02/01/2043	47,026	48,735
5.00%, 04/01/2039 - 11/01/2039	1,226,656	1,350,514
5.50%, 10/01/2036 - 12/01/2041	942,092	1,061,602
6.00%, 08/01/2036 - 06/01/2041	1,230,367	1,400,750
6.50%, 05/01/2040	113,885	132,008
Government National Mortgage Association, Interest Only STRIPS
0.78% (D), 02/16/2053	575,418	27,660

Total U.S. Government Agency Obligations (Cost $74,143,624)		74,614,941

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 8.5%
U.S. Treasury Bond
2.25%, 08/15/2046	2,776,000	2,621,260
2.50%, 02/15/2045 - 05/15/2046	7,240,000	7,203,451
2.75%, 08/15/2042 - 11/15/2047	4,598,400	4,811,828
2.88%, 08/15/2045	1,070,000	1,142,852
3.00%, 05/15/2042 - 08/15/2048	2,212,400	2,424,291
3.13%, 02/15/2042 - 05/15/2048	1,301,000	1,454,301
3.50%, 02/15/2039	3,780,000	4,483,434
3.63%, 02/15/2044	7,318,000	8,837,628
4.50%, 02/15/2036	1,386,500	1,827,093
4.75%, 02/15/2037	4,556,000	6,229,618
5.25%, 02/15/2029	2,129,000	2,726,035
U.S. Treasury Note
1.00%, 11/30/2019	7,324,900	7,295,429
1.13%, 06/30/2021 - 09/30/2021	4,867,000	4,792,091
1.50%, 08/15/2026	4,108,000	3,989,574
1.63%, 02/15/2026 - 05/15/2026	5,513,000	5,409,497
2.25%, 11/15/2027	2,102,500	2,145,207
2.38%, 01/31/2023	1,154,000	1,174,150
2.50%, 12/31/2020 - 01/31/2024	4,338,400	4,399,958
2.63%, 12/15/2021 - 02/15/2029	2,716,500	2,846,757
2.88%, 05/15/2028 - 05/15/2049	6,589,300	7,057,939
3.13%, 11/15/2028	2,225,500	2,434,141

		85,306,534

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,238,220	1,386,579
2.50%, 01/15/2029	2,753,490	3,312,707

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	$ 4,926,543	$ 5,000,638

		9,699,924

Total U.S. Government Obligations (Cost $90,131,982)		95,006,458

COMMERCIAL PAPER - 4.7%
Capital Markets - 0.3%
Intercontinental Exchange, Inc.
2.50% (I), 09/04/2019	3,000,000	2,993,058

Commercial Services & Supplies - 0.4%
Charta LLC
2.29% (I), 10/25/2019	3,900,000	3,879,281

Diversified Financial Services - 3.8%
Atlantic Asset Securitization LLC
2.35% (I), 08/20/2019	3,800,000	3,795,367
Barton Capital Corp.
2.32% (I), 10/10/2019	3,800,000	3,783,153
Cafco LLC
2.30% (I), 09/19/2019	590,000	588,185
2.32% (I), 09/19/2019	510,000	508,417
Cancara Asset Securitisation LLC
2.40% (I), 09/19/2019	4,000,000	3,987,206
Chariot Funding LLC
2.31% (I), 10/01/2019	2,500,000	2,490,384
2.58% (I), 08/08/2019	1,000,000	999,508
Ciesco LLC
2.57% (I), 08/13/2019	3,500,000	3,497,060
Jupiter Securitization Co. LLC
2.47% (I), 09/05/2019	3,000,000	2,992,942
Le Fayette Asset Securitization LLC
2.35% (I), 09/12/2019	3,400,000	3,390,837
Lexington Parker Capital Co. LLC
2.34% (I), 10/02/2019	1,900,000	1,892,474
Mont Blanc Capital Corp.
2.32% (I), 11/05/2019	3,850,000	3,826,695
Sheffield Receivables Corp.
2.55% (I), 08/15/2019	2,600,000	2,597,472
Starbird Funding Corp.
2.32% (I), 09/20/2019	3,500,000	3,488,917

		37,838,617

Software - 0.2%
Manhattan Asset Funding Co. LLC
2.39% (I), 08/15/2019	2,600,000	2,597,624

Total Commercial Paper (Cost $47,308,580)		47,308,580

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
2.08% (I), 08/08/2019	400,000	399,841
2.15% (I), 09/17/2019	300,000	299,171
2.20% (I), 10/03/2019	9,400,000	9,364,558

Total Short-Term U.S. Government Obligations (Cost $10,063,570)		10,063,570

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (I)	7,781,468	$ 7,781,468

Total Other Investment Company (Cost $7,781,468)		7,781,468

Principal	Value
REPURCHASE AGREEMENT - 1.5%

Fixed Income Clearing Corp., 1.45% (I), dated 07/31/2019, to be repurchased at $14,892,095 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $15,193,337.

$ 14,891,495	$ 14,891,495

Total Repurchase Agreement (Cost $14,891,495)	14,891,495

Total Investments (Cost $868,387,735)	1,065,227,971
Net Other Assets (Liabilities) - (6.6)%	(65,901,437)

Net Assets - 100.0%	$ 999,326,534

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	33	09/20/2019	$ 4,873,567	$ 4,920,795	$ 47,228	$ —

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$601,333,687	$—	$—	$601,333,687
Preferred Stocks	376,392	—	—	376,392
Asset-Backed Securities	—	34,719,002	—	34,719,002
Corporate Debt Securities	—	133,368,483	—	133,368,483
Foreign Government Obligations	—	4,673,340	—	4,673,340
Mortgage-Backed Securities	—	38,051,455	—	38,051,455
Municipal Government Obligations	—	3,039,100	—	3,039,100
U.S. Government Agency Obligations	—	74,614,941	—	74,614,941
U.S. Government Obligations	—	95,006,458	—	95,006,458
Commercial Paper	—	47,308,580	—	47,308,580
Short-Term U.S. Government Obligations	—	10,063,570	—	10,063,570
Other Investment Company	7,781,468	—	—	7,781,468
Repurchase Agreement	—	14,891,495	—	14,891,495

Total Investments	$609,491,547	$455,736,424	$—	$1,065,227,971

Other Financial Instruments
Futures Contracts (K)	$47,228	$—	$—	$47,228

Total Other Financial Instruments	$47,228	$—	$—	$47,228

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,618,930. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $101,963,258, representing 10.2% of the Fund’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Restricted security. At July 31, 2019, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Owens Corning 4.20%, 12/15/2022	11/9/2015 - 12/16/2016	$866,796	$884,121	0.1%

(I)	Rates disclosed reflect the yields at July 31, 2019.
(J)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 2.5%
International Fixed Income Fund - 2.5%
iShares JPMorgan EM Local Currency Bond ETF	48,297	$ 2,237,600

Total Exchange-Traded Fund (Cost $2,209,055)		2,237,600

INVESTMENT COMPANIES - 96.5%
International Alternative Funds - 31.9%
Transamerica Global Multifactor Macro (A) (B)	1,362,738	12,537,193
Transamerica Unconstrained Bond (B)	1,703,360	16,812,163

		29,349,356

International Equity Funds - 6.4%
Transamerica Emerging Markets Equity (B)	271,757	2,638,764
Transamerica Global Real Estate Securities (B)	226,118	3,256,103

		5,894,867

International Fixed Income Funds - 17.2%
Transamerica Emerging Markets Debt (B)	605,186	6,511,800
Transamerica Inflation Opportunities (B)	911,535	9,325,001

		15,836,801

U.S. Alternative Funds - 33.0%
Transamerica Event Driven (B)	995,843	10,526,062
Transamerica Long/Short Strategy (A) (B)	1,522,689	9,669,073
Transamerica Managed Futures Strategy (A) (B)	1,325,988	10,130,545

		30,325,680

	Shares	Value

INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 5.3%
Transamerica Core Bond (B)	151,526	$ 1,530,410
Transamerica High Yield Bond (B)	362,924	3,313,500

		4,843,910

U.S. Mixed Allocation Fund - 2.7%
Transamerica MLP & Energy Income (B)	357,813	2,465,332

Total Investment Companies (Cost $89,346,789)		88,715,946

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $1,212,990 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $1,238,504.	$ 1,212,941	1,212,941

Total Repurchase Agreement (Cost $1,212,941)		1,212,941

Total Investments (Cost $92,768,785)		92,166,487
Net Other Assets (Liabilities) - (0.3)%		(238,068)

Net Assets - 100.0%		$ 91,928,419

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Fund	$2,237,600	$—	$—	$2,237,600
Investment Companies	88,715,946	—	—	88,715,946
Repurchase Agreement	—	1,212,941	—	1,212,941

Total Investments	$90,953,546	$1,212,941	$—	$92,166,487

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Affiliated investment in the Class I2 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2019	Shares as of July 31, 2019	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$1,225,944	$428,255	$(200,000)	$(8,510)	$84,721	$1,530,410	151,526	$28,255	$—
Transamerica Emerging Markets Debt	7,503,205	197,954	(1,773,579)	(80,409)	664,629	6,511,800	605,186	197,954	—
Transamerica Emerging Markets Equity	6,123,250	69,633	(3,700,000)	(799,587)	945,468	2,638,764	271,757	69,633	—
Transamerica Event Driven	12,580,458	231,536	(2,650,000)	26,802	337,266	10,526,062	995,843	231,536	—
Transamerica Global Multifactor Macro	15,099,454	—	(2,200,000)	(232,457)	(129,804)	12,537,193	1,362,738	—	—
Transamerica Global Real Estate Securities	3,898,213	93,103	(1,100,000)	119,403	245,384	3,256,103	226,118	93,103	—
Transamerica High Yield Bond	3,062,041	900,604	(751,067)	(24,092)	126,014	3,313,500	362,924	149,537	—
Transamerica Inflation Opportunities	11,194,078	151,625	(2,600,000)	(14,132)	593,430	9,325,001	911,535	151,625	—
Transamerica Long/Short Strategy	11,652,395	425,552	(2,700,000)	(767,007)	1,058,133	9,669,073	1,522,689	425,552	—
Transamerica Managed Futures Strategy	11,669,810	—	(1,800,000)	(611,701)	872,436	10,130,545	1,325,988	—	—
Transamerica MLP & Energy Income	3,035,260	113,318	(806,812)	(29,697)	153,263	2,465,332	357,813	113,318	—
Transamerica Unconstrained Bond	20,415,476	615,328	(4,369,495)	(147,397)	298,251	16,812,163	1,703,360	611,441	—

Total	$107,459,584	$3,226,908	$(24,650,953)	$(2,568,784)	$5,249,191	$88,715,946	9,797,477	$2,071,954	$—

(C)	Rate disclosed reflects the yield at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 16.8%
Access Point Funding I LLC
Series 2017-A, Class A,
3.06%, 04/15/2029 (A)	$ 1,745,244	$ 1,743,541
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 3.50% (B), 07/18/2027 (A)	8,000,000	7,943,200
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	2,113,076	2,112,214
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	5,677,628	5,644,873
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	6,066,992	6,038,322
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 3.55% (B), 04/15/2027 (A)	16,270,000	16,240,307
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A,
1-Month LIBOR + 0.76%, 3.03% (B), 12/25/2033	328,203	328,405
CWABS, Inc. Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 2.42% (B), 03/25/2047	7,607,773	7,474,179
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	6,289,868	6,325,979
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 3.98% (B), 10/22/2025 (A)	10,000,000	10,011,350
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 3.83% (B), 04/20/2027 (A)	8,000,000	7,963,096
Hertz Vehicle Financing II, LP
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A)	11,900,000	12,172,986
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	703,028	702,796
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	2,589,882	2,568,627
ICG CLO, Ltd.
Series 2016-1A, Class A2R,
3-Month LIBOR + 1.70%, 3.96% (B), 07/29/2028 (A)	6,000,000	5,955,780
Jamestown CLO, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.65% (B), 07/15/2026 (A)	13,500,000	13,485,164
Marathon CLO, Ltd.
Series 2014-7A, Class A1R,
3-Month LIBOR + 1.32%, 3.58% (B), 10/28/2025 (A)	9,629,781	9,635,192

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A,
2.51%, 05/20/2030 (A)	$ 1,669,374	$ 1,670,258
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	13,383,374	13,412,356
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 3.75% (B), 10/15/2026 (A)	10,000,000	9,970,550
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	2,213,306	2,188,022
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	2,264,390	2,254,844
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	12,109,358	12,249,566
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	17,500,000	17,634,391
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3,
2.83%, 10/15/2051 (A)	10,000,000	9,989,936
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	5,000,000	4,986,025
Series 2019-T1, Class CT1,
2.93%, 07/15/2052 (A)	5,000,000	4,985,635
Ocwen Master Advance Receivables Trust
Series 2018-T2, Class AT2,
3.60%, 08/15/2050 (A)	9,960,000	10,032,290
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	2,490,706	2,475,601
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	4,297,188	4,296,182
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	8,521,454	8,521,512
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	5,488,460	5,541,329
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	9,027,384	9,120,515
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 3.98% (B), 10/22/2030 (A)	6,000,000	5,951,022
Sierra Timeshare Receivables Funding LLC
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	1,516,604	1,515,756
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	503,439	502,670
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	615,314	614,605
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	4,187,276	4,231,671
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	5,194,654	5,333,056
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	5,077,775	5,096,439
Series 2019-2A, Class C,
3.12%, 05/20/2036 (A)	10,000,000	10,008,291
SLM Student Loan Trust
Series 2006-1, Class B,
3-Month LIBOR + 0.20%, 2.48% (B), 01/25/2027	9,160,000	8,739,812

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sofi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	$ 2,423,935	$ 2,439,022
Spirit Master Funding LLC
Series 2014-2A, Class A,
5.76%, 03/20/2041 (A)	6,285,849	6,494,858
SPS Servicer Advance Receivables Trust
Series 2018-T1, Class AT1,
3.62%, 10/17/2050 (A)	17,680,000	17,876,372
TICP CLO I, Ltd.
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 3.58% (B), 07/20/2027 (A)	10,000,000	9,961,680
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 3.63% (B), 04/20/2028 (A)	10,000,000	9,935,410
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	1,653,595	1,653,411
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	5,957,291	5,945,232
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	6,417,465	6,385,326
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	9,020,071	8,968,045
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	13,287,493	13,336,361
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	5,915,830	5,928,503
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	10,380,814	10,370,464
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	10,523,778	10,521,745
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	11,412,794	11,434,426
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	10,763,012	10,809,397
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	4,930,855	4,988,056
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	8,391,257	8,660,201
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	11,231,045	11,667,953
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2,
2.47%, 12/15/2020 (A)	10,000,000	9,961,280
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	11,000,000	11,186,901
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	8,935,906	8,888,464
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	2,355,964	2,351,692
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	3,059,123	3,051,178
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	5,459,057	5,483,551

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO, Ltd.
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 3.78% (B), 04/20/2028 (A)	$ 15,000,000	$ 14,794,095

Total Asset-Backed Securities (Cost $488,223,676)		490,761,968

CORPORATE DEBT SECURITIES - 59.0%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.
2.50%, 11/23/2020	7,102,000	7,118,164
United Technologies Corp.
3.65%, 08/16/2023	9,427,000	9,874,987

		16,993,151

Airlines - 1.1%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	5,288,970	5,494,393
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	6,212,000	6,407,332
Delta Air Lines, Inc.
3.80%, 04/19/2023	9,957,000	10,270,353
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	358,939	370,317
Southwest Airlines Co.
2.65%, 11/05/2020	9,964,000	10,001,296

		32,543,691

Banks - 15.8%
ABN AMRO Bank NV
3.40%, 08/27/2021 (A)	15,000,000	15,296,382
AIB Group PLC
4.75%, 10/12/2023 (A)	13,973,000	14,689,549
Banco Santander SA
2.71%, 06/27/2024	8,400,000	8,363,053
3.85%, 04/12/2023	4,600,000	4,770,254
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (B), 12/20/2023	7,542,000	7,646,647
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	8,000,000	8,117,381
Barclays PLC
Fixed until 05/07/2024, 3.93% (B), 05/07/2025	8,365,000	8,451,085
BNP Paribas SA
5.00%, 01/15/2021	17,935,000	18,630,860
BPCE SA
2.75%, 12/02/2021, MTN	19,500,000	19,642,155
Canadian Imperial Bank of Commerce
3.10%, 04/02/2024 (C)	10,284,000	10,475,676
CIT Group, Inc.
4.13%, 03/09/2021	600,000	610,560
Citibank, NA
Fixed until 05/20/2021, 2.84% (B), 05/20/2022	11,000,000	11,069,416
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	12,444,000	12,777,737
Citizens Bank NA
2.25%, 10/30/2020	6,000,000	5,983,307
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	9,252,670

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Cooperatieve Rabobank UA
3.95%, 11/09/2022	$ 10,100,000	$ 10,471,621
Credit Agricole SA
2.75%, 06/10/2020 (A)	8,109,000	8,134,638
Danske Bank A/S
3-Month LIBOR + 1.06%, 3.50% (B), 09/12/2023 (A)	14,743,000	14,385,689
Discover Bank
7.00%, 04/15/2020	16,576,000	17,085,850
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	10,465,865
Fifth Third Bank
3.35%, 07/26/2021	8,848,000	9,019,313
First Horizon National Corp.
3.50%, 12/15/2020	8,160,000	8,239,379
First Niagara Financial Group, Inc.
6.75%, 03/19/2020 (C)	13,396,000	13,743,229
7.25%, 12/15/2021	6,340,000	7,001,038
First Tennessee Bank NA
2.95%, 12/01/2019	14,548,000	14,560,893
HSBC Holdings PLC
Fixed until 03/11/2024, 3.80% (B), 03/11/2025	10,692,000	11,067,969
Huntington Bancshares, Inc.
2.30%, 01/14/2022	13,724,000	13,676,761
ING Bank NV
5.80%, 09/25/2023 (A)	12,067,000	13,322,423
JPMorgan Chase & Co.
Fixed until 12/05/2023, 4.02% (B), 12/05/2024	10,000,000	10,602,524
4.25%, 10/15/2020	6,865,000	7,017,227
JPMorgan Chase Bank NA
Fixed until 04/26/2020, 3.09% (B), 04/26/2021	10,000,000	10,046,820
MUFG Union Bank NA
3.15%, 04/01/2022	11,000,000	11,206,817
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	7,811,000	8,245,296
Regions Financial Corp.
2.75%, 08/14/2022	12,360,000	12,438,075
Royal Bank of Scotland Group PLC
3-Month LIBOR + 1.55%, 3.90% (B), 06/25/2024	9,014,000	9,027,796
6.00%, 12/19/2023	11,648,000	12,568,809
Standard Chartered PLC
Fixed until 05/21/2024, 3.79% (B), 05/21/2025 (A)	7,042,000	7,175,767
SunTrust Bank
2.80%, 05/17/2022	11,949,000	12,070,361
US Bancorp
2.40%, 07/30/2024	9,070,000	9,054,707
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	12,348,000	12,334,497
Wells Fargo Bank NA
2.60%, 01/15/2021	19,494,000	19,563,109
Zions Bancorp NA
3.35%, 03/04/2022	5,582,000	5,661,793
3.50%, 08/27/2021	8,390,000	8,540,025

		462,505,023

Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/2024	13,991,000	14,621,161

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Constellation Brands, Inc.
2.65%, 11/07/2022	$ 8,537,000	$ 8,568,844
2.70%, 05/09/2022	5,441,000	5,457,860
Diageo Capital PLC
3.50%, 09/18/2023	9,800,000	10,230,412
PepsiCo, Inc.
3.10%, 07/17/2022	7,471,000	7,660,886
Pernod Ricard SA
5.75%, 04/07/2021 (A)	9,466,000	9,961,447

		56,500,610

Biotechnology - 0.9%
AbbVie, Inc.
2.50%, 05/14/2020	6,351,000	6,350,338
Amgen, Inc.
4.50%, 03/15/2020 (C)	13,653,000	13,817,775
Biogen, Inc.
2.90%, 09/15/2020	4,981,000	5,003,024

		25,171,137

Capital Markets - 4.7%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	7,986,000	8,103,953
5.30%, 03/15/2020	7,040,000	7,162,277
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	10,000,000	9,935,769
2.50%, 04/15/2021, MTN	10,123,000	10,160,461
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	10,089,768
Credit Suisse AG
6.50%, 08/08/2023 (A)	12,462,000	13,770,161
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	10,000,000	10,069,495
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	20,912,000	20,917,437
Morgan Stanley
Fixed until 07/22/2024, 2.72% (B), 07/22/2025, MTN	4,979,000	4,977,651
2.75%, 05/19/2022	19,925,000	20,069,498
State Street Corp.
3.10%, 05/15/2023	11,076,000	11,339,902
UBS AG
2.20%, 06/08/2020 (A)	11,838,000	11,820,501

		138,416,873

Chemicals - 0.6%
Huntsman International LLC
5.13%, 11/15/2022	6,972,000	7,389,713
Syngenta Finance NV
4.44%, 04/24/2023 (A)	10,000,000	10,453,229

		17,842,942

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	5,000,000	4,981,354

Consumer Finance - 2.9%
Ally Financial, Inc.
3.88%, 05/21/2024	4,556,000	4,704,070
8.00%, 03/15/2020	5,717,000	5,895,656
American Express Co.
2.20%, 10/30/2020	15,217,000	15,188,318
BMW Capital LLC
3.40%, 08/13/2021 (A)	11,846,000	12,067,650

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Financial Corp.
2.40%, 10/30/2020	$ 9,963,000	$ 9,958,159
Daimler Finance North America LLC
3.40%, 02/22/2022 (A)	7,000,000	7,132,269
Ford Motor Credit Co. LLC
3.34%, 03/18/2021	8,000,000	8,041,736
General Motors Financial Co., Inc.
3.20%, 07/06/2021	3,115,000	3,140,049
3.55%, 07/08/2022	9,957,000	10,113,826
Springleaf Finance Corp.
8.25%, 12/15/2020	6,825,000	7,279,272

		83,521,005

Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	3,035,000	3,082,042
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	7,063,826	7,089,468

		10,171,510

Diversified Consumer Services - 0.2%
Nationwide Building Society
Fixed until 04/26/2022, 3.62% (B), 04/26/2023 (A)	6,888,000	6,979,662

Diversified Financial Services - 2.9%
Aircastle, Ltd.
5.13%, 03/15/2021 (C)	7,967,000	8,241,761
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	18,266,000	19,218,272
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023	12,251,000	12,757,253
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,800,000	5,775,080
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	20,014,000	20,141,367
Protective Life Global Funding
2.70%, 11/25/2020 (A)	8,378,000	8,417,642
Voya Financial, Inc.
3.13%, 07/15/2024	9,332,000	9,475,958

		84,027,333

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.88%, 08/15/2021	15,201,000	15,641,593
British Telecommunications PLC
4.50%, 12/04/2023	5,000,000	5,338,161
Verizon Communications, Inc.
3.50%, 11/01/2024	8,134,000	8,518,342

		29,498,096

Electric Utilities - 2.1%
American Electric Power Co., Inc.
2.95%, 12/15/2022	7,294,000	7,389,111
Appalachian Power Co.
4.60%, 03/30/2021	4,528,000	4,665,928
Berkshire Hathaway Energy Co.
2.38%, 01/15/2021	9,958,000	9,975,556
Duke Energy Corp.
3.05%, 08/15/2022	18,483,000	18,754,586

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Entergy Corp.
4.00%, 07/15/2022	$ 7,365,000	$ 7,662,946
Southern Co.
2.35%, 07/01/2021	11,954,000	11,918,953

		60,367,080

Equity Real Estate Investment Trusts - 2.1%
American Tower Corp.
3.00%, 06/15/2023	9,963,000	10,103,088
Crown Castle International Corp.
5.25%, 01/15/2023	14,538,000	15,774,633
HCP, Inc.
3.15%, 08/01/2022	14,125,000	14,330,717
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	8,370,000	8,916,522
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	12,570,000	12,567,863

		61,692,823

Food & Staples Retailing - 0.8%
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,669,419
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	14,938,000	14,938,847

		24,608,266

Food Products - 0.4%
Mead Johnson Nutrition Co.
4.90%, 11/01/2019	10,859,000	10,924,505

Gas Utilities - 0.5%
DTE Gas Co.
5.00%, 10/01/2019	14,397,000	14,455,845

Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.
2.89%, 06/06/2022	9,959,000	10,045,882
3-Month LIBOR + 1.03%, 3.50% (B), 06/06/2022	8,124,000	8,188,985

		18,234,867

Health Care Providers & Services - 2.2%
Anthem, Inc.
2.50%, 11/21/2020	8,464,000	8,475,694
Cigna Corp.
3-Month LIBOR + 0.89%, 3.19% (B), 07/15/2023 (A)	12,689,000	12,716,345
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	14,899,765
Express Scripts Holding Co.
3.90%, 02/15/2022	9,465,000	9,765,460
HCA, Inc.
5.00%, 03/15/2024	9,958,000	10,802,226
UnitedHealth Group, Inc.
3.50%, 02/15/2024	6,971,000	7,312,722

		63,972,212

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.4%
Beazer Homes, Inc.
8.75%, 03/15/2022	$ 7,100,000	$ 7,354,322
DR Horton, Inc.
2.55%, 12/01/2020	4,029,000	4,026,164

		11,380,486

Independent Power & Renewable Electricity Producers - 0.3%
Exelon Generation Co. LLC
4.00%, 10/01/2020	9,554,000	9,681,396

Industrial Conglomerates - 0.2%
General Electric Co.
3-Month LIBOR + 0.80%, 3.10% (B), 04/15/2020, MTN	5,100,000	5,116,800

Insurance - 2.4%
Athene Global Funding
3.00%, 07/01/2022 (A)	14,168,000	14,342,426
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	13,275,000	13,502,931
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	8,785,000	9,374,666
Jackson National Life Global Funding
3.30%, 02/01/2022 (A)	9,000,000	9,169,272
New York Life Global Funding
2.88%, 04/10/2024 (A)	13,626,000	13,871,422
Principal Life Global Funding II
2.15%, 01/10/2020 (A)	8,947,000	8,934,639

		69,195,356

IT Services - 0.6%
First Data Corp.
5.75%, 01/15/2024 (A)	8,253,000	8,490,686
Fiserv, Inc.
2.75%, 07/01/2024	8,481,000	8,544,603

		17,035,289

Leisure Products - 0.2%
Mattel, Inc.
4.35%, 10/01/2020 (C)	7,005,000	7,110,075

Media - 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	7,500,000	7,584,375
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	17,240,000	17,370,545
Comcast Corp.
3.70%, 04/15/2024	10,863,000	11,486,659
CSC Holdings LLC
6.75%, 11/15/2021	8,655,000	9,260,850
Sky, Ltd.
3.13%, 11/26/2022 (A)	6,970,000	7,138,300

		52,840,729

Metals & Mining - 0.3%
ArcelorMittal
5.50%, 03/01/2021	1,992,000	2,069,794
Glencore Funding LLC
3.00%, 10/27/2022 (A)	6,974,000	7,006,080

		9,075,874

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.9%
Black Hills Corp.
4.25%, 11/30/2023	$ 7,835,000	$ 8,291,389
Dominion Energy, Inc.
2.58%, 07/01/2020	4,498,000	4,498,428
2.72% (D), 08/15/2021	6,115,000	6,124,647
NiSource, Inc.
3.85%, 02/15/2023	7,266,000	7,548,450

		26,462,914

Oil, Gas & Consumable Fuels - 4.4%
BP Capital Markets PLC
1.77%, 09/19/2019	18,516,000	18,499,631
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	8,935,000	10,157,798
Energy Transfer Operating, LP
4.15%, 10/01/2020	8,000,000	8,118,582
4.20%, 09/15/2023	4,980,000	5,220,420
Eni SpA
4.00%, 09/12/2023 (A)	8,629,000	9,006,784
Husky Energy, Inc.
7.25%, 12/15/2019 (C)	11,950,000	12,142,459
Kinder Morgan, Inc.
3.05%, 12/01/2019	6,132,000	6,138,106
MPLX, LP
3.38%, 03/15/2023	4,499,000	4,605,653
4.88%, 12/01/2024	5,661,000	6,169,045
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	14,900,000	16,188,204
Shell International Finance BV
1.38%, 09/12/2019	12,447,000	12,433,059
Total Capital International SA
2.22%, 07/12/2021	8,882,000	8,884,393
Williams Cos., Inc.
4.55%, 06/24/2024	7,966,000	8,549,928
YPF SA
8.50%, 03/23/2021 (A) (C)	1,743,000	1,784,396

		127,898,458

Pharmaceuticals - 1.5%
AstraZeneca PLC
2.38%, 06/12/2022	9,966,000	9,991,369
Bayer Finance LLC
3.00%, 10/08/2021 (A)	7,474,000	7,514,712
Bristol-Myers Squibb Co.
2.90%, 07/26/2024 (A)	14,936,000	15,273,502
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	5,929,000	5,924,251
Takeda Pharmaceutical Co., Ltd.
3.80%, 11/26/2020 (A)	3,761,000	3,824,027

		42,527,861

Road & Rail - 0.9%
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022 (A)	12,397,000	12,566,839
Canadian Pacific Railway Co.
9.45%, 08/01/2021	7,000,000	7,917,941
Union Pacific Corp.
3.50%, 06/08/2023	4,457,000	4,629,395

		25,114,175

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
3.13%, 04/15/2021 (A)	$ 11,904,000	$ 11,969,820
KLA Corp.
4.65%, 11/01/2024	8,678,000	9,460,133

		21,429,953

Software - 0.4%
CDK Global, Inc.
3.80%, 10/15/2019	11,925,000	11,910,094

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.
3.50%, 10/05/2021	7,170,000	7,297,415

Tobacco - 0.5%
BAT Capital Corp.
3.22%, 08/15/2024	5,795,000	5,842,117
Imperial Brands Finance PLC
3.13%, 07/26/2024 (A)	8,609,000	8,590,264

		14,432,381

Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
8.25%, 12/15/2020	21,682,000	23,313,316

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	7,966,000	8,219,908

Wireless Telecommunication Services - 0.3%
Vodafone Group PLC
3.75%, 01/16/2024	8,355,000	8,698,337

Total Corporate Debt Securities (Cost $1,699,328,787)		1,722,148,802

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,175,000	2,291,906

Total Foreign Government Obligation (Cost $2,163,738)		2,291,906

LOAN ASSIGNMENT - 0.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.27% (B), 11/14/2022	13,097,047	12,916,963

Total Loan Assignment (Cost $13,063,869)		12,916,963

MORTGAGE-BACKED SECURITIES - 20.6%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	11,018,281
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 3.58% (B), 09/15/2034 (A)	15,640,000	15,644,811

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	$ 9,451,166	$ 9,648,714
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 04/15/2035 (A)	17,440,000	17,461,732
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.43% (B), 04/15/2035 (A)	10,520,000	10,585,854
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.53% (B), 08/15/2036 (A)	14,890,000	14,852,744
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 4.03% (B), 08/15/2036 (A)	15,000,000	14,999,867
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.45% (B), 03/15/2037 (A)	17,415,000	17,420,357
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.76% (B), 03/15/2037 (A)	15,000,000	15,065,676
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 4.23% (B), 07/15/2035 (A)	14,900,000	14,937,155
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 07/15/2034 (A)	15,300,000	15,304,639
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 07/15/2034 (A)	12,750,000	12,757,882
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 3.55% (B), 05/15/2035 (A)	5,480,000	5,486,791
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 4.10% (B), 05/15/2035 (A)	4,250,000	4,273,906
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.33% (B), 11/15/2034 (A)	11,825,000	11,780,708
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (A)	15,000,000	15,483,085
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 4.08% (B), 12/15/2037 (A)	9,760,000	9,827,163
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	4,319,000	4,366,612
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,619,000	3,686,438
Series 2016-HEAT, Class D,
5.49% (B), 04/10/2029 (A)	7,290,000	7,437,017
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 4.08% (B), 07/15/2030 (A)	10,000,000	9,992,522

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 4.58% (B), 11/15/2036 (A)	$ 17,400,000	$ 17,454,351
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class B,
1-Month LIBOR + 1.10%, 3.43% (B), 07/15/2029 (A)	5,000,000	4,992,644
Series 2017-1500, Class C,
1-Month LIBOR + 1.25%, 3.58% (B), 07/15/2032 (A)	3,500,000	3,493,407
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	3,731,566	3,860,519
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	9,498,470	9,592,989
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 3.47% (B), 06/11/2032 (A)	14,800,000	14,799,750
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 3.63% (B), 12/15/2031 (A)	10,000,000	10,006,256
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 3.18% (B), 06/15/2034 (A)	12,500,000	12,496,109
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 3.33% (B), 06/15/2034 (A)	2,500,000	2,497,649
DBWF Mortgage Trust
Series 2018-GLKS, Class D,
1-Month LIBOR + 2.40%, 4.70% (B), 11/19/2035 (A)	10,000,000	9,997,804
GPT Mortgage Trust
Series 2018-GPP, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 06/15/2035 (A)	5,000,000	4,974,886
Series 2018-GPP, Class D,
1-Month LIBOR + 1.85%, 4.18% (B), 06/15/2035 (A)	5,000,000	4,962,368
GS Mortgage Securities Corp. Trust
Series 2018-FBLU, Class D,
1-Month LIBOR + 2.00%, 4.33% (B), 11/15/2035 (A)	16,400,000	16,482,000
Series 2019-SOHO, Class D,
1-Month LIBOR + 1.60%, 3.93% (B), 06/15/2036 (A)	7,500,000	7,504,623
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	5,205,728	5,169,636
Hilton Orlando Trust
Series 2018-ORL, Class C,
1-Month LIBOR + 1.30%, 3.63% (B), 12/15/2034 (A)	10,000,000	10,012,346
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 3.93% (B), 11/15/2036 (A)	8,700,000	8,727,252

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	$ 10,000,000	$ 9,260,616
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-1A, Class A,
1-Month LIBOR + 0.25%, 2.65% (B), 02/25/2030 (A)	996,902	987,365
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	12,322,282	12,390,058
Monarch Beach Resort Trust
Series 2018-MBR, Class D,
1-Month LIBOR + 1.70%, 4.03% (B), 07/15/2035 (A)	12,000,000	12,037,442
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 4.53% (B), 11/15/2034 (A)	10,800,000	10,786,463
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 07/15/2035 (A)	10,850,000	10,877,117
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 4.43% (B), 05/15/2036 (A)	6,720,000	6,719,981
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	4,799,075	4,610,185
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 3.73% (B), 08/15/2034 (A)	8,604,547	8,609,931
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 3.51% (B), 10/15/2037 (A)	11,780,000	11,794,714
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 3.98% (B), 10/15/2037 (A)	5,320,000	5,333,299
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	2,351,077	2,421,506
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,870,904	2,946,978
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	4,912,980	5,041,596
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	8,718,922	9,007,917
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	5,911,653	6,130,251
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 3.77% (B), 06/25/2057 (A)	6,764,974	6,884,342
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	5,309,619	5,498,032
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	8,698,095	9,075,350
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	6,120,189	6,231,314
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	11,194,706	11,602,077
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	9,762,461	10,082,396

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2049 (A)	$ 10,000,000	$ 10,134,100
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 2.58% (B), 12/20/2036 (A)	6,443,202	6,397,736
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 3.52% (B), 08/20/2030 (A)	14,449,717	14,454,100
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 3.71% (B), 11/11/2034 (A)	12,151,204	12,173,843
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ,
5.48% (B), 08/15/2039	198,420	198,950

Total Mortgage-Backed Securities (Cost $599,321,598)		600,744,202

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (E)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 4.52% (B), 08/01/2037	330,185	348,313

Total U.S. Government Agency Obligation (Cost $334,815)		348,313

U.S. GOVERNMENT OBLIGATIONS - 0.4%
U.S. Treasury - 0.4%
U.S. Treasury Note
2.50%, 12/31/2020	8,445,200	8,504,910

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.63%, 12/31/2023	$ 2,745,000	$ 2,834,106

Total U.S. Government Obligations (Cost $11,182,370)		11,339,016

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (F)	17,928,223	17,928,223

Total Other Investment Company (Cost $17,928,223)		17,928,223

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 1.45% (F), dated 07/31/2019, to be repurchased at $70,253,159 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $71,659,954.	$ 70,250,329	70,250,329

Total Repurchase Agreement (Cost $70,250,329)		70,250,329

Total Investments (Cost $2,901,797,405)		2,928,729,722
Net Other Assets (Liabilities) - (0.3)%		(7,961,533)

Net Assets - 100.0%		$ 2,920,768,189

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$490,761,968	$—	$490,761,968
Corporate Debt Securities	—	1,722,148,802	—	1,722,148,802
Foreign Government Obligation	—	2,291,906	—	2,291,906
Loan Assignment	—	12,916,963	—	12,916,963
Mortgage-Backed Securities	—	600,744,202	—	600,744,202
U.S. Government Agency Obligation	—	348,313	—	348,313
U.S. Government Obligations	—	11,339,016	—	11,339,016
Other Investment Company	17,928,223	—	—	17,928,223
Repurchase Agreement	—	70,250,329	—	70,250,329

Total Investments	$17,928,223	$2,910,801,499	$—	$2,928,729,722

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $1,469,701,395, representing 50.3% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,567,333. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2019; the maturity date disclosed is the ultimate maturity date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rates disclosed reflect the yields at July 31, 2019.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 0.3%
AAR Corp.	14,080	$ 589,389

Air Freight & Logistics - 1.0%
Echo Global Logistics, Inc. (A)	26,635	560,933
Hub Group, Inc., Class A (A)	15,480	702,018
Radiant Logistics, Inc. (A)	98,665	541,671

		1,804,622

Banks - 8.9%
1st Source Corp.	8,240	386,868
Bancorp, Inc. (A)	32,200	311,696
Bank OZK	19,580	598,756
Cadence BanCorp	30,100	515,914
Cathay General Bancorp	16,995	632,554
CIT Group, Inc.	12,450	629,348
Community Trust Bancorp, Inc.	6,270	265,158
ConnectOne Bancorp, Inc.	21,630	494,462
Customers Bancorp, Inc. (A)	26,120	538,594
Eagle Bancorp, Inc.	11,405	459,736
Financial Institutions, Inc.	9,175	282,498
First Financial Corp.	7,200	312,552
First Internet Bancorp	8,600	181,288
First Merchants Corp.	15,995	630,363
Great Southern Bancorp, Inc.	6,120	366,955
Hancock Whitney Corp.	15,455	641,692
Hanmi Financial Corp.	25,365	545,094
Home BancShares, Inc.	31,000	609,770
Hope Bancorp, Inc.	45,110	665,372
IBERIABANK Corp.	8,320	653,702
Independent Bank Corp.	20,795	452,083
Lakeland Financial Corp.	12,275	564,527
PCB Bancorp	10,600	175,960
Peapack Gladstone Financial Corp.	15,705	446,493
Preferred Bank	11,645	631,043
RBB Bancorp	12,555	252,356
Sandy Spring Bancorp, Inc.	16,805	612,374
Sterling Bancorp	27,730	605,901
Synovus Financial Corp.	17,360	662,631
Texas Capital Bancshares, Inc. (A)	10,255	645,347
United Community Banks, Inc.	22,675	650,773
Western Alliance Bancorp (A)	13,355	660,271

		16,082,131

Biotechnology - 3.2%
AMAG Pharmaceuticals, Inc. (A) (B)	63,425	523,890
Anika Therapeutics, Inc. (A)	14,340	789,990
Arena Pharmaceuticals, Inc. (A)	9,550	598,594
Eagle Pharmaceuticals, Inc. (A)	10,830	594,134
Enanta Pharmaceuticals, Inc. (A)	6,610	495,882
Ligand Pharmaceuticals, Inc. (A)	5,015	458,923
Myriad Genetics, Inc. (A)	22,820	664,975
PDL BioPharma, Inc. (A)	181,495	522,706
United Therapeutics Corp. (A)	6,720	532,493
Vanda Pharmaceuticals, Inc. (A)	45,990	572,575

		5,754,162

Building Products - 0.3%
Quanex Building Products Corp.	26,385	491,289

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 1.5%
Cowen, Inc. (A)	37,370	$ 656,217
Janus Henderson Group PLC	25,985	521,519
Legg Mason, Inc.	15,285	575,633
Oaktree Specialty Lending Corp.	75,370	401,722
Waddell & Reed Financial, Inc., Class A	34,960	611,800

		2,766,891

Chemicals - 1.6%
Huntsman Corp.	28,585	587,422
Kraton Corp. (A)	19,280	591,317
Olin Corp.	28,015	562,261
Rayonier Advanced Materials, Inc. (B)	114,420	532,053
Trinseo SA	13,685	531,115

		2,804,168

Commercial Services & Supplies - 3.3%
ABM Industries, Inc.	14,225	598,730
ACCO Brands Corp.	69,850	683,133
Deluxe Corp.	14,135	630,704
Ennis, Inc.	24,960	507,437
Herman Miller, Inc.	13,080	593,047
HNI Corp.	16,710	572,151
Matthews International Corp., Class A	16,815	574,232
Pitney Bowes, Inc.	119,915	485,656
Quad/Graphics, Inc. (B)	72,675	821,954
R.R. Donnelley & Sons Co.	267,051	539,443

		6,006,487

Communications Equipment - 1.4%
AudioCodes, Ltd.	27,045	504,660
Comtech Telecommunications Corp.	20,500	610,080
Extreme Networks, Inc. (A)	87,600	713,064
NetScout Systems, Inc. (A)	23,625	615,195

		2,442,999

Construction & Engineering - 1.1%
AECOM (A)	15,840	569,448
Aegion Corp. (A)	24,340	458,809
EMCOR Group, Inc.	6,720	567,101
Sterling Construction Co., Inc. (A)	33,440	418,669

		2,014,027

Consumer Finance - 1.4%
Enova International, Inc. (A)	26,190	705,820
EZCORP, Inc., Class A (A)	53,395	525,941
Navient Corp.	43,605	617,011
OneMain Holdings, Inc.	17,010	705,064

		2,553,836

Containers & Packaging - 0.2%
Myers Industries, Inc.	22,230	359,459

Distributors - 0.3%
Core-Mark Holding Co., Inc.	16,010	599,254

Diversified Consumer Services - 0.6%
American Public Education, Inc. (A)	14,095	465,417
K12, Inc. (A)	19,662	586,911

		1,052,328

Electric Utilities - 1.3%
ALLETE, Inc.	6,790	590,390

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	13,270	$ 594,496
IDACORP, Inc.	6,050	617,463
Portland General Electric Co.	10,680	585,798

		2,388,147

Electrical Equipment - 1.2%
Acuity Brands, Inc.	4,405	591,239
American Superconductor Corp. (A)	47,250	420,052
Encore Wire Corp.	10,640	584,349
Regal Beloit Corp.	7,730	615,463

		2,211,103

Electronic Equipment, Instruments & Components - 4.4%
Avnet, Inc.	13,940	633,155
Badger Meter, Inc.	10,170	543,993
Belden, Inc.	10,690	485,967
Benchmark Electronics, Inc.	23,305	630,633
Fabrinet (A)	11,730	629,666
Hollysys Automation Technologies, Ltd.	29,275	506,165
Insight Enterprises, Inc. (A)	10,330	568,357
OSI Systems, Inc. (A)	5,530	622,457
PC Connection, Inc.	14,080	460,557
Sanmina Corp. (A)	20,760	659,130
ScanSource, Inc. (A)	18,235	619,078
Tech Data Corp. (A)	6,065	614,627
Vishay Intertechnology, Inc.	35,975	611,575
Vishay Precision Group, Inc. (A)	10,990	447,733

		8,033,093

Energy Equipment & Services - 1.1%
Mammoth Energy Services, Inc.	72,720	471,226
Matrix Service Co. (A)	22,655	416,172
Nabors Industries, Ltd.	253,745	751,085
Precision Drilling Corp. (A) (B)	236,305	404,082

		2,042,565

Equity Real Estate Investment Trusts - 6.0%
Apple Hospitality, Inc.	39,785	625,022
Brixmor Property Group, Inc.	32,345	613,908
Chatham Lodging Trust	30,875	551,428
DiamondRock Hospitality Co.	61,545	619,758
Hersha Hospitality Trust	36,715	573,488
Hospitality Properties Trust	23,255	574,631
Kite Realty Group Trust	39,310	625,422
Lexington Realty Trust	61,035	602,416
Medical Properties Trust, Inc.	34,830	609,525
Office Properties Income Trust	21,968	618,839
Retail Properties of America, Inc., Class A	52,480	638,157
RLJ Lodging Trust	34,815	601,603
Sabra Health Care, Inc.	28,760	593,606
Senior Housing Properties Trust	70,080	574,656
SITE Centers Corp.	44,665	636,476
Summit Hotel Properties, Inc.	53,045	589,330
Sunstone Hotel Investors, Inc.	45,170	596,696
Washington Prime Group, Inc. (B)	149,215	541,650

		10,786,611

Food & Staples Retailing - 0.7%
Natural Grocers by Vitamin Cottage, Inc. (A)	31,060	284,820
SpartanNash Co.	49,430	584,263
Sprouts Farmers Market, Inc. (A)	28,615	484,452

		1,353,535

	Shares	Value
COMMON STOCKS (continued)
Food Products - 0.7%
Cal-Maine Foods, Inc.	14,210	$ 565,132
TreeHouse Foods, Inc. (A)	11,165	662,531

		1,227,663

Gas Utilities - 0.3%
National Fuel Gas Co.	11,770	561,900

Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (A)	131,755	545,466
AngioDynamics, Inc. (A)	27,470	559,839
Haemonetics Corp. (A)	4,770	582,321
Hill-Rom Holdings, Inc.	5,580	595,051
Integer Holdings Corp. (A)	7,255	635,030
Masimo Corp. (A)	3,880	612,458
Meridian Bioscience, Inc.	46,200	552,090
Natus Medical, Inc. (A)	22,625	702,959
OraSure Technologies, Inc. (A)	72,270	603,454
Orthofix Medical, Inc. (A)	10,735	573,786

		5,962,454

Health Care Providers & Services - 6.7%
Acadia Healthcare Co., Inc. (A)	18,315	584,981
Amedisys, Inc. (A)	4,735	652,909
AMN Healthcare Services, Inc. (A)	10,715	571,967
Brookdale Senior Living, Inc. (A)	73,585	573,227
Chemed Corp.	1,567	635,246
Community Health Systems, Inc. (A) (B)	252,115	516,836
Cross Country Healthcare, Inc. (A)	43,890	416,516
Encompass Health Corp.	9,150	584,136
Ensign Group, Inc.	10,230	616,460
Magellan Health, Inc. (A)	8,300	583,822
MEDNAX, Inc. (A)	24,725	607,493
Molina Healthcare, Inc. (A)	4,085	542,406
National HealthCare Corp.	6,835	598,746
Owens & Minor, Inc.	173,630	470,537
Patterson Cos., Inc.	28,345	561,231
Premier, Inc., Class A (A)	14,950	579,313
Providence Service Corp. (A)	10,445	582,204
Select Medical Holdings Corp. (A)	37,795	632,689
Tenet Healthcare Corp. (A)	30,695	723,481
Tivity Health, Inc. (A) (B)	29,825	520,446
US Physical Therapy, Inc.	4,670	602,804

		12,157,450

Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (A)	52,075	536,372
Computer Programs & Systems, Inc.	18,915	488,196
HealthStream, Inc. (A)	21,220	599,253
HMS Holdings Corp. (A)	17,590	613,891
NextGen Healthcare, Inc. (A)	29,330	479,839

		2,717,551

Hotels, Restaurants & Leisure - 0.4%
Red Robin Gourmet Burgers, Inc. (A)	19,800	653,796

Household Durables - 1.0%
Ethan Allen Interiors, Inc.	29,635	609,888
La-Z-Boy, Inc.	18,140	598,439
Turtle Beach Corp. (A) (B)	56,660	588,697

		1,797,024

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	10,680	535,175

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.8%
American Equity Investment Life Holding Co.	22,725	$ 586,305
American National Insurance Co.	4,855	587,552
Assured Guaranty, Ltd.	14,295	624,548
CNO Financial Group, Inc.	35,600	601,996
Genworth Financial, Inc., Class A (A)	152,115	606,939
Hanover Insurance Group, Inc.	4,530	587,586
HCI Group, Inc.	10,845	434,776
Mercury General Corp.	9,215	522,583
Third Point Reinsurance, Ltd. (A)	58,235	587,009

		5,139,294

Interactive Media & Services - 0.3%
Meet Group, Inc. (A)	160,625	552,550

Internet & Direct Marketing Retail - 0.1%
Points International, Ltd. (A)	15,820	189,049

IT Services - 2.6%
CACI International, Inc., Class A (A)	2,740	589,511
Cardtronics PLC, Class A (A)	17,955	511,358
EVERTEC, Inc.	17,910	573,478
KBR, Inc.	23,370	616,501
MAXIMUS, Inc.	7,945	584,037
NIC, Inc.	34,955	634,084
Perficient, Inc. (A)	16,830	575,081
Sykes Enterprises, Inc. (A)	22,153	626,708

		4,710,758

Life Sciences Tools & Services - 1.4%
Bruker Corp.	11,865	567,740
Charles River Laboratories International, Inc. (A)	4,360	586,595
ICON PLC (A)	3,910	610,625
Medpace Holdings, Inc. (A)	9,220	726,167

		2,491,127

Machinery - 2.6%
AGCO Corp.	7,620	586,740
Columbus McKinnon Corp.	14,520	558,149
Commercial Vehicle Group, Inc. (A)	60,169	488,572
EnPro Industries, Inc.	9,295	660,317
Meritor, Inc. (A)	25,265	624,803
Rexnord Corp. (A)	21,670	634,714
TriMas Corp. (A)	18,710	561,113
Wabash National Corp.	38,325	606,685

		4,721,093

Media - 2.5%
AMC Networks, Inc., Class A (A)	10,370	553,551
Entercom Communications Corp., Class A	101,690	577,599
John Wiley & Sons, Inc., Class A	13,820	628,948
Meredith Corp. (B)	10,700	587,002
MSG Networks, Inc., Class A (A)	28,675	544,538
National CineMedia, Inc.	62,315	443,683
News Corp., Class A	43,395	571,078
TEGNA, Inc.	37,225	565,448

		4,471,847

Metals & Mining - 2.6%
AK Steel Holding Corp. (A) (B)	267,650	754,773
Allegheny Technologies, Inc. (A)	23,530	512,248
New Gold, Inc. (A)	440,930	590,846

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	23,400	$ 623,142
SunCoke Energy, Inc. (A)	66,145	502,041
U.S. Steel Corp. (B)	41,265	620,213
Warrior Met Coal, Inc.	22,865	565,680
Worthington Industries, Inc.	14,920	600,082

		4,769,025

Mortgage Real Estate Investment Trusts - 0.6%
Ares Commercial Real Estate Corp.	30,205	458,210
Western Asset Mortgage Capital Corp.	58,690	596,290

		1,054,500

Multi-Utilities - 0.7%
MDU Resources Group, Inc.	23,130	618,496
NorthWestern Corp.	8,565	598,865

		1,217,361

Oil, Gas & Consumable Fuels - 6.2%
Arch Coal, Inc., Class A	6,530	582,215
Bonanza Creek Energy, Inc. (A)	26,025	567,345
CNX Resources Corp. (A)	68,525	563,275
Cosan, Ltd., Class A (A)	41,660	611,152
Crescent Point Energy Corp.	186,630	617,745
Denbury Resources, Inc. (A) (B)	492,950	557,034
Enerplus Corp.	84,100	556,742
Green Plains, Inc.	56,740	572,507
Gulfport Energy Corp. (A)	148,660	561,935
Laredo Petroleum, Inc. (A)	177,265	588,520
Montage Resources Corp. (A)	117,545	392,600
Peabody Energy Corp.	25,485	536,714
Range Resources Corp. (B)	90,770	516,481
Renewable Energy Group, Inc. (A)	35,570	483,396
SM Energy Co.	59,465	592,866
Southwestern Energy Co. (A) (B)	233,605	513,931
Unit Corp. (A)	75,961	493,747
W&T Offshore, Inc. (A)	119,610	537,049
Whiting Petroleum Corp. (A) (B)	38,300	677,144
World Fuel Services Corp.	16,220	633,229

		11,155,627

Paper & Forest Products - 1.2%
Domtar Corp.	13,325	565,646
Resolute Forest Products, Inc.	75,790	462,319
Schweitzer-Mauduit International, Inc.	18,710	644,186
Verso Corp., Class A (A)	32,540	526,497

		2,198,648

Personal Products - 0.9%
Edgewell Personal Care Co. (A)	20,420	621,381
Nu Skin Enterprises, Inc., Class A	11,190	447,376
USANA Health Sciences, Inc. (A)	9,415	640,691

		1,709,448

Pharmaceuticals - 3.1%
ANI Pharmaceuticals, Inc. (A)	7,250	613,278
Assertio Therapeutics, Inc. (A)	143,280	491,450
Bausch Health Cos., Inc. (A)	25,785	618,066
Endo International PLC (A)	138,425	438,807
Horizon Therapeutics PLC (A)	23,495	584,791
Innoviva, Inc. (A)	43,410	515,711
Mallinckrodt PLC (A)	65,465	445,817
Prestige Consumer Healthcare, Inc. (A)	20,320	703,072

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (A)	18,385	$ 613,507
Taro Pharmaceutical Industries, Ltd.	7,175	579,525

		5,604,024

Professional Services - 1.2%
Heidrick & Struggles International, Inc.	19,100	567,270
ManpowerGroup, Inc.	6,715	613,415
Resources Connection, Inc.	22,815	401,544
TrueBlue, Inc. (A)	26,905	531,912

		2,114,141

Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (B)	100,030	521,156

Road & Rail - 1.5%
ArcBest Corp.	22,976	687,672
Covenant Transportation Group, Inc., Class A (A)	29,260	493,031
Landstar System, Inc.	5,280	587,506
Marten Transport, Ltd.	30,360	609,325
USA Truck, Inc. (A)	36,035	292,604

		2,670,138

Semiconductors & Semiconductor Equipment - 2.1%
Canadian Solar, Inc. (A) (B)	29,700	633,204
Cirrus Logic, Inc. (A)	13,745	674,192
Diodes, Inc. (A)	15,945	679,257
Kulicke & Soffa Industries, Inc.	27,905	631,490
Synaptics, Inc. (A)	18,425	592,917
Xperi Corp.	26,145	558,196

		3,769,256

Software - 1.6%
CommVault Systems, Inc. (A)	11,905	540,963
LogMeIn, Inc.	7,835	595,225
Nuance Communications, Inc. (A)	37,615	625,914
TiVo Corp.	78,490	594,954
Verint Systems, Inc. (A)	10,660	616,894

		2,973,950

Specialty Retail - 4.4%
Abercrombie & Fitch Co., Class A	17,170	325,028
American Eagle Outfitters, Inc.	21,790	385,465
Cato Corp., Class A	29,395	422,406
Chico’s FAS, Inc.	97,145	309,893
Citi Trends, Inc.	24,870	381,754
Designer Brands, Inc., Class A	19,410	356,756
Dick’s Sporting Goods, Inc.	10,210	379,506
Express, Inc. (A)	131,045	323,681
Foot Locker, Inc.	8,175	335,666
Genesco, Inc. (A)	8,165	321,538
Group 1 Automotive, Inc.	4,760	399,650
Haverty Furniture Cos., Inc.	22,205	402,133
Hibbett Sports, Inc. (A)	17,165	315,836
Lithia Motors, Inc., Class A	3,280	432,566
Office Depot, Inc.	181,385	370,025
Rent-A-Center, Inc. (A)	14,715	397,746
Sally Beauty Holdings, Inc. (A)	25,895	355,797
Signet Jewelers, Ltd.	18,805	341,123
Tailored Brands, Inc. (B)	65,085	316,964
Urban Outfitters, Inc. (A)	15,675	373,222
Vitamin Shoppe, Inc. (A) (B)	75,405	333,290
Zumiez, Inc. (A)	16,330	404,494

		7,984,539

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (A)	18,975	$ 641,545
Stratasys, Ltd. (A)	19,750	550,827

		1,192,372

Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (A)	3,340	521,975
Fossil Group, Inc. (A) (B)	53,315	588,598
Ralph Lauren Corp.	5,480	571,180
Vera Bradley, Inc. (A)	53,185	624,924

		2,306,677

Thrifts & Mortgage Finance - 1.6%
Flagstar Bancorp, Inc.	19,250	663,740
MGIC Investment Corp. (A)	44,445	571,118
Radian Group, Inc.	26,855	612,294
United Community Financial Corp.	33,850	344,593
Washington Federal, Inc.	17,015	622,409

		2,814,154

Trading Companies & Distributors - 1.3%
Beacon Roofing Supply, Inc. (A)	15,995	579,499
BMC Stock Holdings, Inc. (A)	27,240	576,126
Titan Machinery, Inc. (A)	27,800	576,572
WESCO International, Inc. (A)	11,715	594,419

		2,326,616

Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	18,695	604,596

Total Common Stocks (Cost $187,804,392)		177,011,055

OTHER INVESTMENT COMPANY - 4.9%
Securities Lending Collateral - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	8,865,012	8,865,012

Total Other Investment Company (Cost $8,865,012)		8,865,012

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $3,926,865 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $4,006,026.	$ 3,926,707	3,926,707

Total Repurchase Agreement (Cost $3,926,707)		3,926,707

Total Investments (Cost $200,596,111)		189,802,774
Net Other Assets (Liabilities) - (5.0)%		(9,045,982)

Net Assets - 100.0%		$ 180,756,792

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$177,011,055	$—	$—	$177,011,055
Other Investment Company	8,865,012	—	—	8,865,012
Repurchase Agreement	—	3,926,707	—	3,926,707

Total Investments	$185,876,067	$3,926,707	$—	$189,802,774

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,489,239. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 5.7%
Axon Enterprise, Inc. (A)	53,575	$ 3,762,036
Kratos Defense & Security Solutions, Inc. (A)	88,370	2,178,321
Mercury Systems, Inc. (A)	28,235	2,301,717

		8,242,074

Banks - 3.0%
Banc of California, Inc.	110,828	1,732,242
CenterState Bank Corp.	105,670	2,569,894

		4,302,136

Biotechnology - 3.5%
Repligen Corp. (A)	54,095	5,106,027

Chemicals - 1.7%
Quaker Chemical Corp.	13,287	2,489,851

Diversified Consumer Services - 1.4%
Chegg, Inc. (A)	44,498	1,998,850

Diversified Telecommunication Services - 1.0%
Cogent Communications Holdings, Inc.	24,315	1,532,088

Energy Equipment & Services - 1.6%
Select Energy Services, Inc., Class A (A)	234,385	2,383,696

Food Products - 4.8%
Calavo Growers, Inc. (B)	27,855	2,463,496
J&J Snack Foods Corp.	24,626	4,576,496

		7,039,992

Health Care Equipment & Supplies - 10.8%
Heska Corp. (A)	17,475	1,400,446
Integer Holdings Corp. (A)	28,190	2,467,471
Lantheus Holdings, Inc. (A)	68,003	1,538,228
LeMaitre Vascular, Inc.	49,788	1,647,485
Mesa Laboratories, Inc.	15,439	3,885,688
Neogen Corp. (A)	40,218	2,871,565
Tactile Systems Technology, Inc. (A)	33,460	1,931,980

		15,742,863

Health Care Providers & Services - 1.3%
BioTelemetry, Inc. (A)	39,256	1,843,069

Health Care Technology - 3.9%
Medidata Solutions, Inc. (A)	23,165	2,116,586
Tabula Rasa HealthCare, Inc. (A) (B)	59,675	3,596,612

		5,713,198

Household Durables - 4.5%
Skyline Champion Corp. (A)	136,045	3,877,283
TopBuild Corp. (A)	32,215	2,613,603

		6,490,886

Insurance - 2.0%
Goosehead Insurance, Inc., Class A (B)	63,924	2,877,219

IT Services - 11.3%
Endava PLC, ADR (A)	35,138	1,300,106
Evo Payments, Inc., Class A (A)	133,858	4,165,661

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
MAXIMUS, Inc.	57,958	$ 4,260,493
WNS Holdings, Ltd., ADR (A)	105,417	6,643,379

		16,369,639

Life Sciences Tools & Services - 8.4%
Cambrex Corp. (A)	46,490	2,036,262
Medpace Holdings, Inc. (A)	35,331	2,782,670
NeoGenomics, Inc. (A)	101,495	2,473,433
PRA Health Sciences, Inc. (A)	49,685	4,964,028

		12,256,393

Personal Products - 3.2%
Inter Parfums, Inc.	67,538	4,679,033

Pharmaceuticals - 0.5%
Supernus Pharmaceuticals, Inc. (A)	19,979	666,699

Road & Rail - 2.8%
Marten Transport, Ltd.	75,380	1,512,877
Saia, Inc. (A)	32,887	2,509,278

		4,022,155

Semiconductors & Semiconductor Equipment - 2.8%
Cabot Microelectronics Corp.	14,345	1,745,069
Silicon Laboratories, Inc. (A)	20,451	2,294,807

		4,039,876

Software - 15.0%
Appfolio, Inc., Class A (A)	15,642	1,510,235
Box, Inc., Class A (A)	155,170	2,566,512
Mimecast, Ltd. (A)	88,935	4,233,306
Pegasystems, Inc.	89,275	6,749,190
Qualys, Inc. (A)	46,710	4,043,218
Workiva, Inc. (A)	45,519	2,616,887

		21,719,348

Textiles, Apparel & Luxury Goods - 2.8%
Oxford Industries, Inc.	26,261	1,922,043
Steven Madden, Ltd.	63,985	2,208,122

		4,130,165

Thrifts & Mortgage Finance - 1.3%
LendingTree, Inc. (A) (B)	5,827	1,879,441

Trading Companies & Distributors - 2.6%
SiteOne Landscape Supply, Inc. (A) (B)	51,006	3,767,813

Total Common Stocks (Cost $96,726,156)		139,292,511

OTHER INVESTMENT COMPANY - 6.6%
Securities Lending Collateral - 6.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	9,512,236	9,512,236

Total Other Investment Company (Cost $9,512,236)		9,512,236

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.6%

Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $3,814,516 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $3,893,898.

$ 3,814,362	$ 3,814,362

Total Repurchase Agreement (Cost $3,814,362)	3,814,362

Total Investments (Cost $110,052,754)	152,619,109
Net Other Assets (Liabilities) - (5.1)%	(7,460,809)

Net Assets - 100.0%	$ 145,158,300

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$139,292,511	$—	$—	$139,292,511
Other Investment Company	9,512,236	—	—	9,512,236
Repurchase Agreement	—	3,814,362	—	3,814,362

Total Investments	$148,804,747	$3,814,362	$—	$152,619,109

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,318,542. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Auto Components - 3.4%
American Axle & Manufacturing Holdings, Inc. (A)	184,215	$ 2,223,475
Stoneridge, Inc. (A)	101,991	3,321,847
Visteon Corp. (A)	49,551	3,264,420

		8,809,742

Automobiles - 1.4%
Winnebago Industries, Inc.	90,384	3,642,475

Banks - 16.7%
Amalgamated Bank, Class A	119,658	2,053,331
Berkshire Hills Bancorp, Inc.	84,729	2,779,111
Cadence BanCorp	170,311	2,919,131
Cathay General Bancorp	74,995	2,791,314
ConnectOne Bancorp, Inc.	112,780	2,578,151
Enterprise Financial Services Corp.	60,117	2,505,677
First Bancorp	71,455	2,639,548
First Interstate BancSystem, Inc., Class A	65,978	2,641,099
First Midwest Bancorp, Inc.	125,257	2,709,309
Independent Bank Group, Inc.	49,613	2,818,515
Pacific Premier Bancorp, Inc.	87,504	2,767,751
Simmons First National Corp., Class A	99,955	2,573,841
United Community Banks, Inc.	93,760	2,690,912
Valley National Bancorp	258,440	2,884,190
Veritex Holdings, Inc.	113,302	2,899,398
WesBanco, Inc.	81,803	2,992,354

		43,243,632

Capital Markets - 1.0%
Stifel Financial Corp.	41,387	2,475,356

Chemicals - 1.5%
Ferro Corp. (A)	167,574	2,468,365
Livent Corp. (A)	228,042	1,468,590

		3,936,955

Commercial Services & Supplies - 2.3%
BrightView Holdings, Inc. (A)	140,959	2,785,350
Charah Solutions, Inc. (A)	177,051	920,665
Interface, Inc.	157,365	2,181,079

		5,887,094

Communications Equipment - 2.6%
Casa Systems, Inc. (A)	295,105	1,944,742
Lumentum Holdings, Inc. (A)	43,874	2,484,584
Plantronics, Inc.	57,827	2,220,557

		6,649,883

Construction & Engineering - 2.9%
Concrete Pumping Holdings, Inc. (A) (B)	154,721	626,620
MasTec, Inc. (A)	84,790	4,351,423
Tutor Perini Corp. (A)	184,747	2,412,796

		7,390,839

Consumer Finance - 2.4%
Encore Capital Group, Inc. (A) (B)	92,223	3,318,183
PRA Group, Inc. (A)	94,337	2,936,711

		6,254,894

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	190,398	$ 2,829,314

Electric Utilities - 0.5%
Spark Energy, Inc., Class A	120,721	1,320,688

Electrical Equipment - 0.8%
TPI Composites, Inc. (A)	77,829	1,990,088

Electronic Equipment, Instruments & Components - 4.4%
Knowles Corp. (A)	184,198	3,748,429
Sanmina Corp. (A)	95,680	3,037,840
ScanSource, Inc. (A)	74,406	2,526,084
TTM Technologies, Inc. (A)	210,294	2,199,675

		11,512,028

Energy Equipment & Services - 1.1%
Select Energy Services, Inc., Class A (A)	281,406	2,861,899

Entertainment - 3.5%
AMC Entertainment Holdings, Inc., Class A (B)	276,326	3,268,937
IMAX Corp. (A)	135,134	2,966,191
Lions Gate Entertainment Corp., Class B	228,999	2,791,498

		9,026,626

Equity Real Estate Investment Trusts - 11.3%
Alexander & Baldwin, Inc.	107,692	2,531,839
CatchMark Timber Trust, Inc., Class A	248,478	2,524,536
Corporate Office Properties Trust	87,172	2,433,842
Easterly Government Properties, Inc.	161,709	3,051,449
Front Yard Residential Corp.	237,186	2,848,604
Industrial Logistics Properties Trust	133,120	2,846,105
Jernigan Capital, Inc.	123,977	2,459,704
Lexington Realty Trust	285,209	2,815,013
Pebblebrook Hotel Trust	90,426	2,531,024
Physicians Realty Trust	121,188	2,085,645
QTS Realty Trust, Inc., Class A (B)	67,188	3,109,461

		29,237,222

Food Products - 1.3%
B&G Foods, Inc. (B)	70,325	1,285,541
Darling Ingredients, Inc. (A)	108,608	2,208,001

		3,493,542

Gas Utilities - 0.9%
South Jersey Industries, Inc.	70,946	2,415,711

Health Care Equipment & Supplies - 0.7%
Lantheus Holdings, Inc. (A)	80,378	1,818,150

Health Care Providers & Services - 1.7%
AMN Healthcare Services, Inc. (A)	64,534	3,444,825
Capital Senior Living Corp. (A)	191,564	1,022,952

		4,467,777

Hotels, Restaurants & Leisure - 1.0%
International Game Technology PLC (B)	193,213	2,579,394

Household Durables - 1.4%
Century Communities, Inc. (A)	133,953	3,693,084

Household Products - 0.8%
Central Garden & Pet Co., Class A (A)	75,281	2,073,992

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.8%
Health Insurance Innovations, Inc., Class A (A) (B)	82,284	$ 1,809,425
Horace Mann Educators Corp.	61,600	2,675,904
James River Group Holdings, Ltd.	60,665	2,901,607

		7,386,936

Leisure Products - 1.1%
Callaway Golf Co.	157,920	2,896,253

Life Sciences Tools & Services - 1.0%
Cambrex Corp. (A)	60,768	2,661,638

Machinery - 2.1%
Briggs & Stratton Corp.	262,671	2,503,255
Meritor, Inc. (A)	120,924	2,990,450

		5,493,705

Media - 2.5%
Gray Television, Inc. (A)	122,582	2,175,830
MSG Networks, Inc., Class A (A)	137,820	2,617,202
Tribune Publishing Co.	212,800	1,759,856

		6,552,888

Metals & Mining - 1.0%
Compass Minerals International, Inc.	46,080	2,573,568

Multi-Utilities - 1.9%
Avista Corp.	66,654	3,068,083
NorthWestern Corp.	26,289	1,838,127

		4,906,210

Oil, Gas & Consumable Fuels - 2.9%
Callon Petroleum Co. (A) (B)	379,572	1,867,494
Centennial Resource Development, Inc., Class A (A)	213,044	1,267,612
Ring Energy, Inc. (A)	416,483	1,020,384
Scorpio Tankers, Inc.	69,938	1,833,075
Whiting Petroleum Corp. (A) (B)	85,521	1,512,011

		7,500,576

Pharmaceuticals - 0.6%
Corcept Therapeutics, Inc. (A)	145,862	1,642,406

Real Estate Management & Development - 1.8%
Cushman & Wakefield PLC (A)	122,321	2,426,849
Newmark Group, Inc., Class A	235,870	2,325,678

		4,752,527

Road & Rail - 1.9%
Hertz Global Holdings, Inc. (A)	187,494	2,909,907
Ryder System, Inc.	38,918	2,072,773

		4,982,680

Semiconductors & Semiconductor Equipment - 3.2%
Cohu, Inc.	130,482	1,978,107
FormFactor, Inc. (A)	211,109	3,542,409
Kulicke & Soffa Industries, Inc.	121,738	2,754,931

		8,275,447

	Shares	Value
COMMON STOCKS (continued)
Software - 1.8%
Ebix, Inc. (B)	60,673	$ 2,792,778
TiVo Corp.	230,957	1,750,654

		4,543,432

Specialty Retail - 3.9%
Asbury Automotive Group, Inc. (A)	34,202	3,149,320
Caleres, Inc.	139,080	2,611,922
MarineMax, Inc. (A)	118,381	1,827,803
Urban Outfitters, Inc. (A)	102,566	2,442,097

		10,031,142

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries, Inc.	27,889	2,041,196

Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc. (A)	81,934	2,401,486
OceanFirst Financial Corp.	106,470	2,597,868

		4,999,354

Trading Companies & Distributors - 2.8%
GMS, Inc. (A)	116,480	2,621,965
Rush Enterprises, Inc., Class A	65,610	2,470,873
Triton International, Ltd.	67,505	2,233,065

		7,325,903

Total Common Stocks (Cost $257,783,147)		256,176,246

OTHER INVESTMENT COMPANY - 7.7%
Securities Lending Collateral - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	20,045,833	20,045,833

Total Other Investment Company (Cost $20,045,833)		20,045,833

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $4,274,141 on 08/01/2019. Collateralized by a U.S. Government Obligation, 2.50%, due 02/28/2021, and with a value of $4,362,797.	$ 4,273,969	4,273,969

Total Repurchase Agreement (Cost $4,273,969)		4,273,969

Total Investments (Cost $282,102,949)		280,496,048
Net Other Assets (Liabilities) - (8.0)%		(20,753,456)

Net Assets - 100.0%		$ 259,742,592

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$256,176,246	$—	$—	$256,176,246
Other Investment Company	20,045,833	—	—	20,045,833
Repurchase Agreement	—	4,273,969	—	4,273,969

Total Investments	$276,222,079	$4,273,969	$—	$280,496,048

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,472,831. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc. (A)	58,650	$ 2,505,528
Cubic Corp.	42,050	2,783,710
Curtiss-Wright Corp.	17,500	2,220,925
Elbit Systems, Ltd.	16,850	2,689,260

		10,199,423

Airlines - 1.7%
Alaska Air Group, Inc.	142,900	9,054,144
JetBlue Airways Corp. (A)	257,500	4,951,725

		14,005,869

Auto Components - 0.8%
Dana, Inc.	85,000	1,420,350
Gentex Corp.	34,500	945,990
Stoneridge, Inc. (A)	66,650	2,170,790
Visteon Corp. (A)	35,450	2,335,446

		6,872,576

Banks - 6.5%
Atlantic Union Bankshares Corp.	59,000	2,243,770
Bank of Princeton	41,500	1,144,155
Berkshire Hills Bancorp, Inc.	105,281	3,453,217
CIT Group, Inc.	168,100	8,497,455
Evans Bancorp, Inc.	7,900	292,774
First Citizens BancShares, Inc., Class A	18,013	8,412,431
First Community Bankshares, Inc.	98,450	3,255,741
First Republic Bank	8,250	819,720
Hanmi Financial Corp.	85,500	1,837,395
Hope Bancorp, Inc.	119,282	1,759,410
Lakeland Bancorp, Inc.	213,500	3,497,130
Sandy Spring Bancorp, Inc.	107,500	3,917,300
Signature Bank	20,500	2,612,930
Sterling Bancorp	144,900	3,166,065
Umpqua Holdings Corp.	158,000	2,758,680
United Community Banks, Inc.	96,000	2,755,200
Washington Trust Bancorp, Inc.	35,971	1,806,823
Webster Financial Corp.	25,000	1,275,000
Western Alliance Bancorp (A)	8,600	425,184

		53,930,380

Beverages - 1.4%
Molson Coors Brewing Co., Class B	214,700	11,591,653

Biotechnology - 1.0%
United Therapeutics Corp. (A)	104,500	8,280,580

Building Products - 1.2%
American Woodmark Corp. (A)	17,300	1,467,905
Continental Building Products, Inc. (A)	169,500	4,166,310
Gibraltar Industries, Inc. (A)	17,200	712,768
Insteel Industries, Inc.	24,500	477,995
Masonite International Corp. (A)	20,750	1,105,975
PGT Innovations, Inc. (A)	116,300	1,874,756

		9,805,709

Capital Markets - 1.9%
E*TRADE Financial Corp.	158,300	7,723,457
Legg Mason, Inc.	71,300	2,685,158
Piper Jaffray Cos.	36,550	2,825,315

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp.	46,500	$ 2,781,165
Waddell & Reed Financial, Inc., Class A	7,200	126,000

		16,141,095

Chemicals - 2.0%
Chase Corp.	7,450	771,671
Corteva, Inc. (A)	129,400	3,817,300
Huntsman Corp.	64,400	1,323,420
Methanex Corp.	34,700	1,364,057
PPG Industries, Inc.	43,400	5,094,726
Trinseo SA	46,900	1,820,189
Westlake Chemical Corp.	39,000	2,635,230

		16,826,593

Commercial Services & Supplies - 1.2%
HNI Corp.	14,000	479,360
Knoll, Inc.	76,800	1,862,400
Stericycle, Inc. (A)	95,500	4,389,180
Tetra Tech, Inc.	39,250	3,108,600

		9,839,540

Communications Equipment - 0.6%
Harmonic, Inc. (A)	98,500	735,795
KVH Industries, Inc. (A)	294,000	2,969,400
NETGEAR, Inc. (A)	27,900	944,415

		4,649,610

Construction & Engineering - 1.1%
Comfort Systems, Inc.	68,800	2,889,600
EMCOR Group, Inc.	54,000	4,557,060
Granite Construction, Inc.	55,250	1,961,375

		9,408,035

Construction Materials - 0.3%
US Concrete, Inc. (A)	45,350	2,135,532

Consumer Finance - 0.5%
Ally Financial, Inc.	113,005	3,718,995

Distributors - 1.0%
LKQ Corp. (A)	321,500	8,657,995

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	54,400	1,796,288
K12, Inc. (A)	27,150	810,428

		2,606,716

Diversified Financial Services - 0.9%
Jefferies Financial Group, Inc.	358,300	7,642,539

Diversified Telecommunication Services - 0.8%
GCI Liberty, Inc., Class A (A)	106,400	6,355,272

Electric Utilities - 3.5%
Alliant Energy Corp.	124,900	6,187,546
FirstEnergy Corp.	257,900	11,339,863
PPL Corp.	390,600	11,573,478

		29,100,887

Electrical Equipment - 0.7%
Acuity Brands, Inc.	12,650	1,697,883
LSI Industries, Inc.	123,000	487,080
Regal Beloit Corp.	40,100	3,192,762

		5,377,725

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.8%
Coherent, Inc. (A)	10,050	$ 1,395,443
Daktronics, Inc.	25,600	162,304
Methode Electronics, Inc.	91,450	2,738,927
Vishay Intertechnology, Inc.	124,000	2,108,000

		6,404,674

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	36,400	1,808,352

Entertainment - 1.2%
Lions Gate Entertainment Corp., Class B	119,419	1,455,718
Viacom, Inc., Class B	281,309	8,537,728

		9,993,446

Equity Real Estate Investment Trusts - 7.1%
Apple Hospitality, Inc.	178,700	2,807,377
Brandywine Realty Trust	166,700	2,458,825
Brixmor Property Group, Inc.	355,500	6,747,390
Chatham Lodging Trust	69,800	1,246,628
Colony Capital, Inc.	1,062,744	6,004,504
Community Healthcare Trust, Inc.	88,000	3,615,920
DiamondRock Hospitality Co.	307,000	3,091,490
Gaming and Leisure Properties, Inc.	138,500	5,222,835
JBG SMITH Properties	177,500	6,945,575
Lexington Realty Trust	321,900	3,177,153
Outfront Media, Inc.	71,000	1,929,780
Physicians Realty Trust	170,000	2,925,700
Piedmont Office Realty Trust, Inc., Class A	63,000	1,311,030
Sabra Health Care, Inc.	105,700	2,181,648
Summit Hotel Properties, Inc.	291,200	3,235,232
VEREIT, Inc.	707,800	6,455,136

		59,356,223

Food & Staples Retailing - 1.6%
Casey’s General Stores, Inc.	24,300	3,934,413
US Foods Holding Corp. (A)	254,000	8,983,980
Village Super Market, Inc., Class A	5,300	132,659

		13,051,052

Food Products - 3.2%
General Mills, Inc.	142,200	7,552,242
J.M. Smucker Co.	32,100	3,569,199
Kellogg Co.	65,500	3,813,410
Post Holdings, Inc. (A)	107,900	11,569,038
Sanderson Farms, Inc.	2,550	334,101

		26,837,990

Health Care Equipment & Supplies - 1.5%
AngioDynamics, Inc. (A)	47,000	957,860
Meridian Bioscience, Inc.	176,600	2,110,370
OraSure Technologies, Inc. (A)	206,600	1,725,110
Zimmer Biomet Holdings, Inc.	57,100	7,715,923

		12,509,263

Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	110,900	9,664,935
AMN Healthcare Services, Inc. (A)	42,300	2,257,974
Cardinal Health, Inc.	171,300	7,833,549
Cross Country Healthcare, Inc. (A)	255,000	2,419,950
DaVita, Inc. (A)	64,600	3,866,310

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.	50,500	$ 3,223,920
Laboratory Corp. of America Holdings (A)	71,812	12,029,946

		41,296,584

Health Care Technology - 0.1%
Omnicell, Inc. (A)	15,400	1,158,234

Hotels, Restaurants & Leisure - 2.0%
Aramark	248,500	8,993,215
Bloomin’ Brands, Inc.	66,500	1,132,495
Churchill Downs, Inc.	31,500	3,768,975
Stars Group, Inc. (A) (B)	157,700	2,452,235

		16,346,920

Household Durables - 0.9%
Ethan Allen Interiors, Inc.	50,800	1,045,464
Helen of Troy, Ltd. (A)	20,100	2,980,428
La-Z-Boy, Inc.	69,300	2,286,207
Turtle Beach Corp. (A) (B)	72,900	757,431

		7,069,530

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	34,200	1,713,762

Insurance - 8.6%
Alleghany Corp. (A)	14,500	9,943,085
Allstate Corp.	94,148	10,111,495
Arch Capital Group, Ltd. (A)	227,300	8,794,237
Fidelity National Financial, Inc.	239,000	10,248,320
Loews Corp.	166,600	8,919,764
Markel Corp. (A)	6,600	7,351,938
Selective Insurance Group, Inc.	65,350	4,914,320
United Fire Group, Inc.	75,868	3,965,621
Willis Towers Watson PLC	38,500	7,515,970

		71,764,750

Interactive Media & Services - 0.2%
IAC/InterActiveCorp (A)	7,600	1,816,780

Internet & Direct Marketing Retail - 1.8%
Expedia Group, Inc.	58,826	7,808,584
Qurate Retail, Inc. (A)	523,500	7,402,290

		15,210,874

IT Services - 0.8%
KBR, Inc.	135,800	3,582,404
Leidos Holdings, Inc.	33,200	2,725,720

		6,308,124

Leisure Products - 0.2%
MasterCraft Boat Holdings, Inc. (A)	112,000	1,859,200

Machinery - 2.7%
Altra Industrial Motion Corp.	77,800	2,235,194
Columbus McKinnon Corp.	68,842	2,646,286
Douglas Dynamics, Inc.	55,850	2,295,435
Gencor Industries, Inc. (A)	133,000	1,697,080
Mueller Industries, Inc.	55,700	1,681,583
Oshkosh Corp.	23,750	1,984,788
Trinity Industries, Inc.	415,200	8,137,920
Watts Water Technologies, Inc., Class A	19,500	1,810,185

		22,488,471

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 4.5%
Discovery, Inc., Class C (A)	199,760	$ 5,641,222
DISH Network Corp., Class A (A)	234,000	7,923,240
Fox Corp., Class A	141,700	5,288,244
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	155,673	6,516,472
MSG Networks, Inc., Class A (A)	183,500	3,484,665
News Corp., Class A	673,700	8,865,892

		37,719,735

Metals & Mining - 0.7%
Commercial Metals Co.	146,300	2,561,713
Kaiser Aluminum Corp.	23,600	2,271,972
Schnitzer Steel Industries, Inc., Class A	33,400	889,442
TimkenSteel Corp. (A)	33,900	236,961

		5,960,088

Mortgage Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	1,585,842	15,144,791

Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	496,900	14,415,069
NorthWestern Corp.	70,350	4,918,872

		19,333,941

Multiline Retail - 0.8%
Dollar Tree, Inc. (A)	63,800	6,491,650

Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (A)	1,044,104	4,813,320
Callon Petroleum Co. (A) (B)	203,500	1,001,220
Delek Holdings, Inc.	56,246	2,423,078
Diamondback Energy, Inc.	22,680	2,345,792
EQT Corp.	414,500	6,263,095
Magnolia Oil & Gas Corp., Class A (A) (B)	176,500	1,973,270
REX American Resources Corp. (A)	30,000	2,238,000
Whiting Petroleum Corp. (A) (B)	81,200	1,435,616
Williams Cos., Inc.	358,900	8,843,296

		31,336,687

Paper & Forest Products - 0.5%
Domtar Corp.	56,800	2,411,160
Mercer International, Inc.	58,900	767,467
P.H. Glatfelter Co.	73,500	1,199,520

		4,378,147

Personal Products - 0.4%
Coty, Inc., Class A	333,100	3,634,121

Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (A)	14,725	2,052,370
Perrigo Co. PLC	102,200	5,519,822

		7,572,192

Professional Services - 1.8%
ASGN, Inc. (A)	48,000	3,026,400
FTI Consulting, Inc. (A)	18,650	1,947,992
Heidrick & Struggles International, Inc.	72,750	2,160,675
ICF International, Inc.	48,800	4,157,272
Nielsen Holdings PLC	158,000	3,659,280

		14,951,619

Real Estate Management & Development - 0.3%
Newmark Group, Inc., Class A	240,000	2,366,400

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.3%
AMERCO	6,625	$ 2,563,875

Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	49,800	2,458,626
AXT, Inc. (A)	215,000	918,050
Brooks Automation, Inc.	55,000	2,134,000
Cohu, Inc.	192,349	2,916,011
Entegris, Inc.	66,100	2,876,011
KLA Corp.	11,437	1,559,092
MagnaChip Semiconductor Corp. (A)	94,200	1,040,910
MaxLinear, Inc. (A)	11,700	257,166
MKS Instruments, Inc.	34,850	2,966,781
Qorvo, Inc. (A)	89,274	6,542,891
Silicon Motion Technology Corp., ADR	55,000	1,991,000
Universal Display Corp.	11,950	2,522,406

		28,182,944

Software - 1.5%
CDK Global, Inc.	199,800	10,363,626
LogMeIn, Inc.	24,100	1,830,877

		12,194,503

Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class A	103,500	1,959,255
American Eagle Outfitters, Inc.	194,800	3,446,012
Caleres, Inc.	21,700	407,526
Foot Locker, Inc.	202,300	8,306,438
L Brands, Inc.	148,100	3,843,195
Urban Outfitters, Inc. (A)	102,400	2,438,144
Williams-Sonoma, Inc. (B)	37,400	2,493,832

		22,894,402

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (A)	149,500	5,054,595

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings, Ltd. (A)	90,500	3,220,895
Deckers Outdoor Corp. (A)	14,000	2,187,920
Steven Madden, Ltd.	79,500	2,743,545

		8,152,360

Thrifts & Mortgage Finance - 1.7%
Dime Community Bancshares, Inc.	116,300	2,346,934
Oritani Financial Corp.	23,800	430,780
Provident Financial Services, Inc.	91,600	2,214,888
TrustCo Bank Corp.	178,400	1,445,040
United Financial Bancorp, Inc.	214,958	3,082,498
Washington Federal, Inc.	131,000	4,791,980

		14,312,120

Trading Companies & Distributors - 0.9%
AerCap Holdings NV (A)	140,000	7,634,200

Total Common Stocks (Cost $682,619,285)		804,019,323

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	7,342,859	$ 7,342,859

Total Other Investment Company (Cost $7,342,859)		7,342,859

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $30,900,292 on 08/01/2019. Collateralized by U.S. Government Obligations, 1.13% - 2.50%, due 02/28/2021, and with a total value of $31,522,222.	$ 30,899,047	30,899,047

Total Repurchase Agreement (Cost $30,899,047)		30,899,047

Total Investments (Cost $720,861,191)		842,261,229
Net Other Assets (Liabilities) - (1.3)%		(11,161,465)

Net Assets - 100.0%		$ 831,099,764

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$804,019,323	$—	$—	$804,019,323
Other Investment Company	7,342,859	—	—	7,342,859
Repurchase Agreement	—	30,899,047	—	30,899,047

Total Investments	$811,362,182	$30,899,047	$—	$842,261,229

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,106,032. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.1%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 2.89% (A), 04/25/2034	$ 144,786	$ 144,995
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 2.97% (A), 06/25/2034	170,594	169,784
Ally Auto Receivables Trust
Series 2018-3, Class A2,
2.72%, 05/17/2021	1,029,914	1,030,524
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A2B,
1-Month LIBOR + 0.23%, 2.53% (A), 07/19/2021	404,833	404,791
Aurium CLO
Series 2A, Class AR,
3-Month EURIBOR + 0.68%, 0.68% (A), 10/13/2029 (B) (C)	EUR 1,900,000	2,103,183
B&M CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 0.73%, 3.05% (A), 04/16/2026 (B)	$ 664,514	663,131
Barings Euro CLO
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B) (C)	EUR 1,900,000	2,099,553
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.92% (A), 03/25/2035	$ 1,024,105	1,029,531
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 2.70% (A), 12/25/2035	4,388,182	4,394,489
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 3.05% (A), 02/25/2036	1,092,685	1,091,447
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.51% (A), 12/25/2036	2,759,199	2,417,037
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 2.38% (A), 04/25/2031	134,516	195,703
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.93% (A), 10/25/2032	3,188	3,200
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 2.34% (A), 01/25/2037	326,735	139,389
Capital One Multi-Asset Execution Trust
Series 2014-A4, Class A4,
1-Month LIBOR + 0.36%, 2.69% (A), 06/15/2022	1,600,000	1,600,240

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 2.63% (A), 01/15/2022	$ 1,300,000	$ 1,301,204
CIFC Funding, Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 3.14% (A), 10/25/2027 (B)	1,900,000	1,891,070
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 3.21% (A), 10/25/2034	1,600,000	1,600,974
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.60% (A), 10/25/2037 (B)	785,462	808,065
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.64% (A), 10/25/2046	691,381	671,209
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 2.67% (A), 06/25/2036	400,000	396,023
Series 2006-26, Class 2A3,
1-Month LIBOR + 0.17%, 2.44% (A), 06/25/2037	585,705	584,734
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A,
3.47%, 05/17/2027 (B)	2,000,000	2,025,040
CVP Cascade CLO, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 3.47% (A), 01/16/2026 (B)	781,945	782,098
CWABS, Inc. Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 2.73% (A), 05/25/2036	1,500,000	1,480,382
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 2.41% (A), 02/25/2037	869,488	819,580
Denali Capital CLO LLC
Series 2013-1, Class A1LR,
3-Month LIBOR + 1.05%, 3.32% (A), 10/26/2027 (B)	1,200,000	1,198,348
Dorchester Park CLO DAC
Series 2015-1A, Class AR,
3-Month LIBOR + 0.90%, 3.18% (A), 04/20/2028 (B)	1,800,000	1,793,567
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 3.20% (A), 10/15/2027 (B)	1,600,000	1,597,762
Figueroa CLO, Ltd.
Series 2013-2A, Class A1RR,
3-Month LIBOR + 0.85%, 3.24% (A), 06/20/2027 (B)	1,800,000	1,794,195

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 3.20% (A), 10/25/2034	$ 1,383,804	$ 1,372,430
Flagship CLO, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 3.17% (A), 01/16/2026 (B)	1,440,366	1,434,334
Ford Credit Auto Owner Trust
Series 2014-2, Class A,
2.31%, 04/15/2026 (B)	1,100,000	1,099,695
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.87% (A), 11/25/2032	1,026	1,004
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 2.49% (A), 04/25/2037	448,076	354,345
ICG CLO, Ltd.
Series 2015-2A, Class AR,
3-Month LIBOR + 0.85%, 3.17% (A), 01/16/2028 (B)	1,900,000	1,892,164
JMP Credit Advisors CLO, Ltd.
Series 2014-1RA, Class A,
3-Month LIBOR + 0.85%, 3.15% (A), 01/17/2028 (B)	2,000,000	1,986,504
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 2.53% (A), 03/25/2037	3,500,000	3,465,038
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 3.70% (A), 01/14/2028	1,500,000	1,493,148
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 3.46% (A), 05/15/2028 (B)	1,600,000	1,603,004
LP Credit Card ABS Master Trust
Series 2018-1, Class A,
1-Month LIBOR + 1.55%, 3.82% (A), 08/20/2024 (B)	1,654,793	1,639,139
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.16%, 2.43% (A), 04/25/2037	1,714,937	1,020,754
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	133,540	104,807
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	191,338	129,315

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 3.50% (A), 04/18/2025 (B)	$ 599,842	$ 600,032
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 3.10% (A), 10/15/2026 (B)	1,966,469	1,958,719
Navient Private Education Loan Trust
Series 2018-CA, Class A1,
3.01%, 06/16/2042 (B)	1,100,073	1,105,644
Nelnet Student Loan Trust
Series 2010-1A, Class A,
3-Month LIBOR + 0.80%, 3.32% (A), 11/25/2048 (B)	441,840	444,309
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 2.45% (A), 05/25/2036	63,031	59,373
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 3.40% (A), 04/15/2026 (B)	524,089	524,261
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R,
3-Month LIBOR + 0.85%, 3.15% (A), 07/15/2027 (B)	1,000,000	997,115
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 2.58% (A), 04/25/2037	4,217,400	3,028,233
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 3.06% (A), 07/25/2035	500,000	502,183
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 2.66% (A), 02/25/2036	448,754	446,874
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 2.55% (A), 12/25/2036	62,459	20,582
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 2.40% (A), 01/25/2027	925,520	919,989
Sofi Consumer Loan Program LLC
Series 2016-3, Class A,
3.05%, 12/26/2025 (B)	321,773	322,660
Sofi Professional Loan Program LLC
Series 2017-B, Class A1FX,
1.83%, 05/25/2040 (B)	74,915	74,846

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sofi Professional Loan Program Trust
Series 2018-B, Class A1FX,
2.64%, 08/25/2047 (B)	$ 688,822	$ 689,618
Sound Point CLO, Ltd.
Series 2015-3A, Class AR,
3-Month LIBOR + 0.89%, 3.17% (A), 01/20/2028 (B)	1,800,000	1,796,891
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 3.09% (A), 05/25/2035	2,131,653	2,136,175
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 2.54% (A), 03/25/2036	936,671	853,211
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 3.45% (A), 01/17/2026 (B)	724,434	726,855
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 3.47% (A), 01/17/2026 (B)	724,434	721,097
Telos CLO, Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 3.25% (A), 04/17/2028 (B)	1,900,000	1,893,538
Tralee CLO, Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 3.39% (A), 10/20/2028 (B)	2,300,000	2,296,769
Trillium Credit Card Trust II
Series 2018-1A, Class A,
1-Month LIBOR + 0.25%, 2.73% (A), 02/27/2023	2,600,000	2,601,190
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	4,114	4,280
Series 2004-20C, Class 1,
4.34%, 03/01/2024	34,847	35,923
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR,
3-Month LIBOR + 0.80%, 3.32% (A), 02/28/2026 (B)	1,825,745	1,819,519
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.48%, 2.75% (A), 12/25/2035	6,500,000	6,526,814

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust
Series 2018-3A, Class A2A,
2.98%, 01/18/2022 (B)	$ 1,786,011	$ 1,789,783
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R,
3-Month LIBOR + 0.93%, 3.23% (A), 04/17/2027 (B)	1,466,186	1,462,986

Total Asset-Backed Securities (Cost $83,587,899)		90,186,398

CERTIFICATES OF DEPOSIT - 0.8%
Banks - 0.8%
Barclays Bank PLC
3-Month LIBOR + 0.40%, 2.68% (A), 10/25/2019	3,800,000	3,800,000
Lloyds Bank Corporate Markets PLC
3-Month LIBOR + 0.50%, 2.81% (A), 10/26/2020	1,900,000	1,900,000

Total Certificates of Deposit (Cost $5,700,000)		5,700,000

CORPORATE DEBT SECURITIES - 54.4%
Aerospace & Defense - 0.5%
Textron, Inc.
3-Month LIBOR + 0.55%, 3.10% (A), 11/10/2020	1,500,000	1,500,026
United Technologies Corp.
3.65%, 08/16/2023	1,900,000	1,990,291

		3,490,317

Airlines - 0.5%
Delta Air Lines, Inc.
2.60%, 12/04/2020	2,200,000	2,197,313
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,217,568	1,230,231

		3,427,544

Banks - 15.2%
AIB Group PLC
4.75%, 10/12/2023 (B)	1,900,000	1,997,434
Australia & New Zealand Banking Group, Ltd.
3-Month LIBOR + 0.46%, 2.99% (A), 05/17/2021 (B)	1,500,000	1,504,820
3.30%, 05/17/2021	1,600,000	1,630,328
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023	4,319,000	4,378,927
3-Month LIBOR + 0.79%, 3.27% (A), 03/05/2024, MTN	1,000,000	1,000,541
Fixed until 05/17/2021, 3.50% (A), 05/17/2022, MTN	2,000,000	2,034,728
Fixed until 07/23/2023, 3.86% (A), 07/23/2024, MTN	1,900,000	1,992,020
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.24% (A), 07/20/2023 (B)	2,200,000	2,219,026

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays Bank PLC
7.63%, 11/21/2022	$ 3,900,000	$ 4,285,262
10.18%, 06/12/2021 (B)	1,840,000	2,072,414
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (D)	GBP 600,000	735,050
3.68%, 01/10/2023	$ 1,100,000	1,111,733
Fixed until 09/15/2019 (E), 6.50% (A)	EUR 800,000	887,336
BBVA
3-Month LIBOR + 0.73%, 3.18% (A), 06/11/2021	$ 1,800,000	1,802,330
3.50%, 06/11/2021	1,800,000	1,830,041
CitiBank NA
3.40%, 07/23/2021	1,900,000	1,936,780
Citigroup, Inc.
2.75%, 04/25/2022	1,700,000	1,713,448
3-Month LIBOR + 1.38%, 3.71% (A), 03/30/2021	300,000	304,863
3-Month LIBOR + 1.43%, 3.95% (A), 09/01/2023	500,000	510,015
Cooperatieve Rabobank UA
6.88%, 03/19/2020 (D)	EUR 3,300,000	3,803,792
Discover Bank
4.20%, 08/08/2023	$ 1,800,000	1,907,513
HSBC Holdings PLC
3-Month LIBOR + 0.60%, 3.12% (A), 05/18/2021	1,600,000	1,601,990
Fixed until 07/04/2029 (E), 4.75% (A), MTN (D)	EUR 1,400,000	1,633,062
ING Bank NV
2.63%, 12/05/2022 (B)	$ 800,000	813,202
ING Groep NV
4.10%, 10/02/2023	2,100,000	2,220,047
JPMorgan Chase & Co.
2.40%, 06/07/2021	1,500,000	1,501,589
3-Month LIBOR + 0.61%, 3.01% (A), 06/18/2022	2,200,000	2,205,601
3-Month LIBOR + 0.90%, 3.18% (A), 04/25/2023	1,700,000	1,713,945
Fixed until 06/18/2021, 3.51% (A), 06/18/2022	2,200,000	2,241,784
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,884,271
KeyBank NA
3.35%, 06/15/2021	2,200,000	2,239,899
Lloyds Bank PLC
3.30%, 05/07/2021	1,400,000	1,420,113
Lloyds Banking Group PLC
4.00%, 03/07/2025, MTN	AUD 2,000,000	1,460,895
Fixed until 06/27/2023 (E), 7.63% (A) (D)	GBP 700,000	930,012
Mitsubishi UFJ Financial Group, Inc.
3.46%, 03/02/2023	$ 1,600,000	1,647,768
3-Month LIBOR + 1.88%, 4.40% (A), 03/01/2021	658,000	673,655
Mizuho Financial Group, Inc.
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,199,810
National Australia Bank, Ltd.
3.63%, 06/20/2023 (F)	1,900,000	1,985,405
Natwest Markets PLC
0.63%, 03/02/2022, MTN (D)	EUR 1,700,000	1,900,061
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	$ 1,900,000	1,934,768
Fixed until 08/10/2020(E), 7.50% (A)	1,800,000	1,829,250
Santander PLC
2.13%, 11/03/2020	1,500,000	1,491,372
3.75%, 11/15/2021	2,200,000	2,256,366

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB
3-Month LIBOR + 0.43%, 2.96% (A), 05/17/2021 (B)	$ 1,600,000	$ 1,605,056
3.25%, 05/17/2021 (B)	1,600,000	1,621,168
Societe Generale SA
4.25%, 09/14/2023 (B)	1,800,000	1,889,446
Standard Chartered PLC
Fixed until 01/20/2022, 4.25% (A), 01/20/2023 (B)	1,900,000	1,957,085
Sumitomo Mitsui Banking Corp.
3-Month LIBOR + 0.37%, 2.69% (A), 10/16/2020	2,300,000	2,304,125
Svenska Handelsbanken AB
3.35%, 05/24/2021, MTN	1,700,000	1,731,197
Synchrony Bank
3.65%, 05/24/2021	1,700,000	1,725,910
UniCredit SpA
7.83%, 12/04/2023 (B)	4,100,000	4,736,607
Wells Fargo & Co.
2.63%, 07/22/2022, MTN	2,300,000	2,313,108
3.00%, 02/19/2025, MTN	1,900,000	1,934,901
3-Month LIBOR + 3.77%, 6.18% (A), 09/15/2019 (E)	3,400,000	3,421,250
Wells Fargo Bank NA
Fixed until 07/23/2020, 3.33% (A), 07/23/2021	1,800,000	1,815,094

		104,498,213

Beverages - 0.8%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,268,166
Keurig Dr. Pepper, Inc.
4.06%, 05/25/2023	1,700,000	1,785,090
Pernod Ricard SA
4.25%, 07/15/2022 (B)	700,000	733,320
Suntory Holdings, Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,595,209

		5,381,785

Biotechnology - 0.8%
AbbVie, Inc.
2.50%, 05/14/2020	1,253,000	1,252,869
2.90%, 11/06/2022	2,547,000	2,569,580
Celgene Corp.
2.88%, 08/15/2020	1,500,000	1,505,852

		5,328,301

Capital Markets - 5.2%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 3.68% (A), 06/12/2024 (B)	1,800,000	1,810,716
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020	1,200,000	1,201,990
3.13%, 12/10/2020	1,400,000	1,409,729
3.75%, 03/26/2025	1,600,000	1,665,878
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,795,468
Deutsche Bank AG
3-Month EURIBOR + 0.50%, 0.18% (A), 12/07/2020, MTN (D)	EUR 1,400,000	1,535,078
2.70%, 07/13/2020	$ 1,500,000	1,492,351
3.95%, 02/27/2023	1,900,000	1,916,319
4.25%, 02/04/2021 - 10/14/2021	4,600,000	4,650,058

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
3.20%, 02/23/2023	$ 1,600,000	$ 1,631,230
3-Month LIBOR + 1.20%, 3.61% (A), 09/15/2020	1,600,000	1,614,709
3-Month LIBOR + 1.17%, 3.69% (A), 05/15/2026	1,600,000	1,603,710
Morgan Stanley
3-Month LIBOR + 0.55%, 3.10% (A), 02/10/2021, MTN	1,800,000	1,801,789
3-Month LIBOR + 1.18%, 3.46% (A), 01/20/2022	1,600,000	1,616,401
Fixed until 04/24/2023, 3.74% (A), 04/24/2024	1,900,000	1,973,944
UBS AG
7.63%, 08/17/2022	600,000	671,958
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	3,800,000	3,830,870
4.13%, 09/24/2025 (B)	2,200,000	2,345,345

		35,567,543

Chemicals - 0.6%
Syngenta Finance NV
3.70%, 04/24/2020 (B)	1,700,000	1,710,756
3.93%, 04/23/2021 (B)	1,200,000	1,219,005
5.18%, 04/24/2028 (B)	1,300,000	1,364,327

		4,294,088

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	447,218	438,278
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (G)	1,830,998	530,990
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 09/02/2019 (B) (E)	266,175	3,327

		972,595

Consumer Finance - 4.7%
American Express Co.
3.38%, 05/17/2021	1,600,000	1,628,210
3.40%, 02/27/2023	1,900,000	1,961,924
Capital One Financial Corp.
4.25%, 04/30/2025	1,500,000	1,606,072
Daimler Finance North America LLC
3.35%, 05/04/2021 (B)	1,600,000	1,620,604
3.40%, 02/22/2022 (B)	2,200,000	2,241,570
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 3.27% (A), 09/24/2020, MTN	2,600,000	2,605,628
3-Month LIBOR + 1.24%, 3.75% (A), 02/15/2023	1,200,000	1,177,905
General Motors Financial Co., Inc.
2.45%, 11/06/2020	1,900,000	1,893,064
3-Month LIBOR + 0.54%, 3.11% (A), 11/06/2020	1,300,000	1,296,153
3.20%, 07/13/2020	1,500,000	1,506,115
3-Month LIBOR + 0.93%, 3.23% (A), 04/13/2020	1,700,000	1,704,451
3.55%, 04/09/2021	1,600,000	1,622,375
Harley-Davidson Financial Services, Inc.
3.55%, 05/21/2021 (B)	1,700,000	1,721,716
Navient Corp.
5.00%, 10/26/2020	900,000	918,563

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Corp.
3-Month LIBOR + 0.65%, 2.95% (A), 07/13/2022 (B)	$ 500,000	$ 498,948
3-Month LIBOR + 0.69%, 3.02% (A), 09/28/2022 (B)	300,000	299,204
Springleaf Finance Corp.
7.75%, 10/01/2021	200,000	218,520
8.25%, 12/15/2020	1,200,000	1,279,872
Volkswagen Group of America Finance LLC
2.45%, 11/20/2019 (B)	700,000	699,605
3-Month LIBOR + 0.77%, 3.31% (A), 11/13/2020 (B)	1,900,000	1,909,570
4.63%, 11/13/2025 (B)	1,900,000	2,086,966
4.75%, 11/13/2028 (B)	1,900,000	2,071,466

		32,568,501

Diversified Financial Services - 3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.13%, 07/03/2023	1,800,000	1,878,417
5.00%, 10/01/2021	1,800,000	1,883,391
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	7,200,000	7,245,077
4.13%, 08/01/2025 (B)	1,400,000	1,461,667
GE Capital Funding Unlimited Co.
5.88%, 11/04/2020, MTN	GBP 1,000,000	1,284,560
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	$ 1,600,000	1,606,791
4.13%, 07/15/2023 (B)	1,800,000	1,880,234
Tayarra, Ltd.
3.63%, 02/15/2022	2,287,421	2,324,517
Washington Prime Group, LP
5.95%, 08/15/2024 (F)	3,800,000	3,553,000

		23,117,654

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
3-Month LIBOR + 0.95%, 3.25% (A), 07/15/2021	1,500,000	1,513,973
3-Month LIBOR + 1.18%, 3.62% (A), 06/12/2024	1,800,000	1,833,246
Deutsche Telekom International Finance BV
1.95%, 09/19/2021 (B)	1,600,000	1,582,214
Telstra Corp., Ltd.
4.80%, 10/12/2021 (B)	1,800,000	1,886,144
United Group BV
4.38%, 07/01/2022 (B)	EUR 1,300,000	1,471,480
Verizon Communications, Inc.
3.38%, 02/15/2025	$ 4,590,000	4,786,850

		13,073,907

Electric Utilities - 2.8%
Duke Energy Corp.
3-Month LIBOR + 0.50%, 3.03% (A), 05/14/2021 (B)	1,700,000	1,704,756
3.55%, 09/15/2021	1,100,000	1,124,626
Electricite de France SA
4.60%, 01/27/2020 (B)	1,500,000	1,515,931
FirstEnergy Corp.
2.85%, 07/15/2022	1,500,000	1,514,430
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.32%, 2.84% (A), 09/03/2019	2,600,000	2,600,439
3.20%, 02/25/2022	1,500,000	1,525,979
3-Month LIBOR + 0.72%, 3.24% (A), 02/25/2022	1,800,000	1,812,042

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	$ 1,500,000	$ 1,568,863
PPL Capital Funding, Inc.
3.50%, 12/01/2022	2,000,000	2,056,154
Progress Energy, Inc.
4.88%, 12/01/2019	600,000	604,494
Southern Co.
3-Month LIBOR + 0.70%, 3.02% (A), 09/30/2020 (B)	2,000,000	2,000,833
Southern Power Co.
1.95%, 12/15/2019	900,000	898,171

		18,926,718

Entertainment - 0.2%
Activision Blizzard, Inc.
2.30%, 09/15/2021	1,600,000	1,594,690

Equity Real Estate Investment Trusts - 2.3%
American Tower Corp.
3.38%, 05/15/2024	2,200,000	2,261,849
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN (F)	1,595,000	1,674,099
Crown Castle International Corp.
3.40%, 02/15/2021	1,850,000	1,871,672
3.70%, 06/15/2026	1,700,000	1,776,206
4.88%, 04/15/2022	900,000	953,184
Digital Realty Trust, LP
2.75%, 02/01/2023	1,400,000	1,399,365
4.45%, 07/15/2028	1,900,000	2,065,640
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,650,586
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,504,586

		16,157,187

Food Products - 1.5%
Campbell Soup Co.
3.30%, 03/15/2021	1,900,000	1,922,002
Conagra Brands, Inc.
3.80%, 10/22/2021	1,900,000	1,951,798
Danone SA
2.59%, 11/02/2023 (B)	3,294,000	3,310,026
3.00%, 06/15/2022 (B)	1,100,000	1,118,271
Kraft Heinz Foods Co.
4.00%, 06/15/2023 (F)	2,200,000	2,300,880

		10,602,977

Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,639,664

Health Care Providers & Services - 0.9%
Aetna, Inc.
2.75%, 11/15/2022	2,000,000	2,003,164
Cigna Corp.
3-Month LIBOR + 0.89%, 3.19% (A), 07/15/2023 (B)	1,100,000	1,102,370
CVS Health Corp.
3.13%, 03/09/2020	1,900,000	1,907,913
3.50%, 07/20/2022	1,300,000	1,332,839

		6,346,286

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 1.1%
GLP Capital, LP / GLP Financing II, Inc.
5.30%, 01/15/2029	$ 2,400,000	$ 2,599,680
McDonald’s Corp.
3-Month LIBOR + 0.43%, 2.69% (A), 10/28/2021, MTN	1,600,000	1,600,011
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B) (F)	1,500,000	1,511,400
5.50%, 03/01/2025 (B)	1,800,000	1,887,750

		7,598,841

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,877,752

Household Products - 0.6%
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/2022 (B)	3,900,000	3,888,957

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
5.20%, 10/01/2019	500,000	502,203

Insurance - 1.1%
Allstate Corp.
3-Month LIBOR + 0.63%, 2.96% (A), 03/29/2023	1,300,000	1,297,986
Ambac LSNI LLC
3-Month LIBOR + 5.00%, 7.32% (A), 02/12/2023 (B)	2,137,094	2,171,822
Jackson National Life Global Funding
2.38%, 09/15/2022(B)	1,700,000	1,694,866
3-Month LIBOR + 0.48%, 2.93% (A), 06/11/2021 (B)	1,500,000	1,504,694
New York Life Global Funding
2.90%, 01/17/2024 (B)	1,000,000	1,021,718

		7,691,086

Internet & Direct Marketing Retail - 0.6%
eBay, Inc.
2.15%, 06/05/2020	3,000,000	2,992,658
3.80%, 03/09/2022	1,200,000	1,238,124

		4,230,782

IT Services - 0.1%
DXC Technology Co.
3-Month LIBOR + 0.95%, 3.47% (A), 03/01/2021	1,000,000	1,000,059

Machinery - 0.4%
CNH Industrial Capital LLC
4.38%, 11/06/2020	1,300,000	1,326,247
Wabtec Corp.
3-Month LIBOR + 1.30%, 3.71% (A), 09/15/2021	1,700,000	1,700,404

		3,026,651

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 1.0%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	$ 1,446,987
7.38%, 05/01/2026 (B)	$ 900,000	959,062
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,800,000	1,813,630
4.46%, 07/23/2022	600,000	628,335
Interpublic Group of Cos., Inc.
3.50%, 10/01/2020	2,200,000	2,225,175

		7,073,189

Multi-Utilities - 0.3%
Sempra Energy
2.40%, 03/15/2020	1,900,000	1,897,078

Oil, Gas & Consumable Fuels - 1.1%
BP Capital Markets America, Inc.
3.79%, 02/06/2024	1,500,000	1,584,367
Continental Resources, Inc.
5.00%, 09/15/2022	480,000	483,071
Enbridge, Inc.
3-Month LIBOR + 0.70%, 3.11% (A), 06/15/2020	1,500,000	1,503,745
Energy Transfer Operating, LP
4.15%, 10/01/2020	800,000	811,858
Marathon Oil Corp.
2.80%, 11/01/2022	1,000,000	1,002,404
Petrobras Global Finance BV
6.13%, 01/17/2022 (F)	408,000	439,249
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,500,000	1,553,295

		7,377,989

Pharmaceuticals - 1.4%
Bayer Finance II LLC
3-Month LIBOR + 0.63%, 2.98% (A), 06/25/2021 (B)	1,900,000	1,901,786
3-Month LIBOR + 1.01%, 3.42% (A), 12/15/2023 (B)	2,200,000	2,203,230
Mylan NV
3.15%, 06/15/2021	1,800,000	1,815,260
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,500,000	1,498,799
Teva Pharmaceutical Finance III BV
4.50%, 03/01/2025	EUR 1,100,000	1,132,461
6.00%, 04/15/2024	$ 1,100,000	1,016,345

		9,567,881

Professional Services - 0.3%
Equifax, Inc.
3-Month LIBOR + 0.87%, 3.39% (A), 08/15/2021	2,100,000	2,099,020

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (D)	GBP 765,894	1,190,627

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, 01/15/2021	$ 1,900,000	1,885,083
3.00%, 01/15/2022	2,300,000	2,308,972

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.
4.98%, 02/06/2026	$ 1,800,000	$ 1,907,219
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (B)	1,900,000	2,037,946

		8,139,220

Software - 0.4%
VMware, Inc.
2.95%, 08/21/2022	2,400,000	2,417,985

Specialty Retail - 0.1%
QVC, Inc.
5.13%, 07/02/2022	800,000	835,766

Technology Hardware, Storage & Peripherals - 0.9%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	2,000,000	2,056,421
5.45%, 06/15/2023 (B)	2,200,000	2,372,270
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 3.01% (A), 10/05/2021	1,500,000	1,500,501

		5,929,192

Tobacco - 1.2%
BAT Capital Corp.
2.30%, 08/14/2020	2,600,000	2,593,815
2.76%, 08/15/2022	1,000,000	999,873
BAT International Finance PLC
2.75%, 06/15/2020 (B)	500,000	500,319
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,696,300
3.75%, 07/21/2022 (B)	297,000	305,118
Reynolds American, Inc.
4.00%, 06/12/2022	1,800,000	1,865,361

		7,960,786

Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
7.00%, 03/01/2020 (B)	900,000	919,125
Vodafone Group PLC
3-Month LIBOR + 0.99%, 3.31% (A), 01/16/2024	1,700,000	1,714,294

		2,633,419

Total Corporate Debt Securities (Cost $368,226,458)		373,926,453

FOREIGN GOVERNMENT OBLIGATIONS - 6.6%
Brazil - 2.7%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/2019 - 04/01/2020	BRL 72,400,000	18,411,920

Germany - 0.0% (H)
Bundesobligation
Zero Coupon, 04/17/2020 (D)	EUR 300,000	333,713

Japan - 0.9%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 1,700,000	1,768,991

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	$ 1,400,000	$ 1,414,606
3.38%, 09/27/2023 (B)	2,900,000	3,010,529

		6,194,126

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	1,400,000	1,414,017

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 6,200,000	2,095,257

Qatar - 0.7%
Qatar Government International Bond
3.38%, 03/14/2024 (B)	$ 2,100,000	2,184,000
4.00%, 03/14/2029 (B)	2,100,000	2,287,618

		4,471,618

Spain - 1.8%
Spain Government Bond
1.40%, 07/30/2028 (D)	EUR 3,400,000	4,176,314
1.85%, 07/30/2035 (D)	2,400,000	3,098,000
0.60%, 10/31/2029, MTN (D)	4,600,000	5,253,880

		12,528,194

Total Foreign Government Obligations (Cost $43,982,444)		45,448,845

MORTGAGE-BACKED SECURITIES - 6.9%
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 2.81% (A), 08/25/2035	$ 974,209	665,996
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	130,059	115,320
Series 2006-J8, Class A2,
6.00%, 02/25/2037	148,898	103,183
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.46% (A), 09/20/2046	650,698	562,254
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 2.44% (A), 07/25/2046	610,377	593,122
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 2.44% (A), 11/25/2036	354,540	343,448
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	190,639	160,620
Series 2007-HY4, Class 1A1,
3.94% (A), 06/25/2037	346,717	299,032
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,416,164	864,584
Ashford Hospitality Trust
Series 2018-AHT1, Class A,
1-Month LIBOR + 1.00%, 3.33% (A), 05/15/2035 (B)	2,200,000	2,202,756
Banc of America Funding Trust
Series 2005-D, Class A1,
4.81% (A), 05/25/2035	120,456	123,098
Series 2006-J, Class 4A1,
4.66% (A), 01/20/2047	27,280	26,365
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	1,646,294	1,657,225

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust
Series 2011-RR8, Class 2A1,
3.87% (A), 08/26/2037 (B)	$ 201,680	$ 202,290
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
4.08% (A), 11/25/2036	838,625	772,736
Series 2006-6, Class 32A1,
3.98% (A), 11/25/2036	172,244	142,396
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
4.46% (A), 08/25/2033	111,434	110,906
Series 2003-8, Class 2A1,
4.89% (A), 01/25/2034	3,977	4,134
Series 2003-8, Class 4A1,
4.77% (A), 01/25/2034	42,914	44,112
Series 2006-4, Class 1A1,
4.80% (A), 10/25/2036	37,857	37,132
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
4.27% (A), 01/26/2036	101,923	90,030
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,939,388
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 2.52% (A), 08/25/2035 (B)	54,803	54,279
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
4.70% (A), 10/19/2032	4,946	4,688
Series 2004-12, Class 12A1,
4.15% (A), 08/25/2034	37,356	37,471
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A,
1-Month LIBOR + 1.28%, 3.61% (A), 07/15/2027 (B)	1,800,000	1,799,999
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 4.55% (A), 09/25/2035	40,121	41,054
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	727,341	716,570
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 2.92% (A), 12/25/2036	1,216,182	969,804
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,400,000	1,442,348
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
3.09% (A), 03/25/2032 (B)	198	193
Series 2003-AR15, Class 2A1,
4.24% (A), 06/25/2033	179,198	180,425
Series 2003-AR28, Class 2A1,
4.18% (A), 12/25/2033	1,344,858	1,364,692
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	221,642	212,235

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	$ 130,098	$ 97,830
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
4.60% (A), 08/25/2035	12,152	10,101
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,411,355
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
4.50% (A), 09/25/2035	17,387	17,830
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.99% (A), 12/19/2035	154,907	115,748
Series 2006-6, Class 5A1A,
4.53% (A), 08/19/2036	63,619	60,344
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 0.00% (A), 05/25/2053 (B) (I) (J)	GBP 6,600,000	8,026,258
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 1,700,000	1,697,384
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.89% (A), 08/25/2035	902,149	814,051
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.18%, 2.45% (A), 05/25/2036	1,025,132	931,017
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 3.33% (A), 06/15/2032 (B)	2,159,413	2,162,104
Series 2018-PHH, Class A,
1-Month LIBOR + 0.91%, 3.24% (A), 06/15/2035 (B)	1,744,354	1,745,419
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 0.94% (A), 01/01/2061 (D)	GBP 1,445,317	1,646,350
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.67% (A), 03/25/2036	$ 89,047	16,658
Merrill Lynch Mortgage Investors Trust
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 2.52% (A), 11/25/2035	429	431
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.40% (A), 07/13/2029 (B)	1,400,000	1,418,689
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 3.67% (A), 08/25/2036	339,563	315,607

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 4.23% (A), 01/26/2036 (B)	$ 119,097	$ 119,659
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	99,369	99,029
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.61% (A), 06/25/2035 (B)	308,221	295,576
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	541	558
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 2.59% (A), 06/12/2044 (D)	1,813,708	1,710,555
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 3.19% (A), 12/20/2034	716,482	704,189
Series 2007-1, Class 1A1,
3.81% (A), 01/20/2047	180,703	145,431
Series 2007-3, Class 2AA1,
4.04% (A), 07/20/2037	1,052,770	987,238
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 3.03% (A), 10/20/2027	4,990	4,838
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
4.55% (A), 09/25/2034	141,003	143,442
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 3.91% (A), 01/25/2035	74,796	72,806
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 2.55% (A), 07/19/2035	12,317	12,205
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 2.55% (A), 07/19/2035	13,253	13,058
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 2.55% (A), 07/19/2035	33,447	33,113
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 2.55% (A), 02/25/2036	229,240	219,937
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 2.96% (A), 09/19/2032	3,711	3,663
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
4.41% (A), 06/25/2033	149,937	148,227
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.80% (A), 10/20/2051	GBP 2,359,455	2,872,684

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
4.38% (A), 09/25/2033	$ 219,791	$ 225,405
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
4.99% (A), 01/25/2035	23,646	24,365
Series 2005-AR2, Class 1A1,
5.08% (A), 03/25/2035	556,310	571,566
Series 2006-AR1, Class 2A4,
4.98% (A), 03/25/2036	919,531	913,900
Series 2006-AR8, Class 2A4,
4.88% (A), 04/25/2036	51,730	52,305

Total Mortgage-Backed Securities (Cost $48,276,746)		47,744,810

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
Illinois - 0.5%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	170,000	191,787
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,747,575
7.35%, 07/01/2035	1,015,000	1,213,473

		3,152,835

West Virginia - 0.1%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	935,000	943,668

Total Municipal Government Obligations (Cost $3,707,630)		4,096,503

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.0%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 4.10% (A), 09/01/2035	10,802	11,154
4.50%, 08/01/2025 - 05/01/2037	25,453	27,377
12-Month LIBOR + 1.87%, 4.62% (A), 09/01/2035	106,190	111,681
1-Year CMT + 2.22%, 4.72% (A), 11/01/2033	23,184	24,366
1-Year CMT + 2.26%, 4.76% (A), 01/01/2036	634,487	671,144
1-Year CMT + 2.23%, 4.96% (A), 03/01/2034	35,955	37,813
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 2.73% (A), 06/15/2041	1,000,532	1,000,854
6.50%, 04/15/2029	945	1,037
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 3.71% (A), 10/25/2044	140,675	142,023
12-MTA + 1.40%, 3.91% (A), 07/25/2044	136,621	139,604
6.50%, 07/25/2043	8,264	9,697

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 2.75% (A), 09/25/2042	$ 122,660	$ 121,453
3.00%, TBA (I)	66,000,000	66,505,631
3.31%, 07/01/2023	3,244,757	3,364,411
3.50%, 02/01/2027	113,045	117,055
3.50%, TBA (I)	34,200,000	35,121,696
12-MTA + 1.20%, 3.70% (A), 03/01/2044 - 10/01/2044	432,209	434,964
4.00%, TBA (I)	32,400,000	33,528,079
12-Month LIBOR + 1.34%, 4.11% (A), 07/01/2035	46,091	47,734
1-Year CMT + 2.04%, 4.29% (A), 09/01/2035	130,990	137,587
1-Year CMT + 2.19%, 4.44% (A), 01/01/2026	1,471	1,480
4.50%, 12/01/2024	95,519	98,347
1-Year CMT + 2.22%, 4.71% (A), 01/01/2028	9,714	10,175
12-Month LIBOR + 1.71%, 4.73% (A), 03/01/2034	48,833	50,974
1-Year CMT + 2.27%, 4.77% (A), 11/01/2033	19,571	20,729
5.00%, 10/01/2029	155,096	165,320
5.00%, TBA (I)	1,000,000	1,025,990
6.00%, 07/01/2035 - 06/01/2040	863,341	981,105
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.45%, 2.89% (A), 09/25/2046	534,465	534,123
6.30%, 10/17/2038	45,861	46,193
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 4.83% (A), 07/25/2034	327,301	50,734
Government National Mortgage Association
3.00%, TBA (I)	6,000,000	6,125,690
1-Month LIBOR + 0.60%, 3.03% (A), 08/20/2065 - 10/20/2065	3,214,863	3,214,813
1-Month LIBOR + 0.95%, 3.38% (A), 12/20/2066	1,243,527	1,259,101
1-Month LIBOR + 1.00%, 3.43% (A), 12/20/2065	4,722,795	4,789,329
3.50%, TBA (I)	24,200,000	25,002,570
1-Year CMT + 1.50%, 3.63% (A), 05/20/2024	10,338	10,556
4.00%, 06/20/2049	1,497,055	1,556,320
4.00%, TBA (I)	56,900,000	59,084,722
4.50%, TBA (I)	18,000,000	18,734,063
5.00%, 02/20/2049 - 05/20/2049	3,410,605	3,585,117
5.00%, TBA (I)	13,100,000	13,718,156
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 4.23% (A), 04/16/2033 - 10/16/2033	336,832	29,711
(1.00) * 1-Month LIBOR + 6.60%, 4.27% (A), 08/16/2033	642,970	87,494
(1.00) * 1-Month LIBOR + 6.60%, 4.33% (A), 09/20/2034	346,537	54,516

Total U.S. Government Agency Obligations (Cost $281,238,018)		281,792,688

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 36.4%
U.S. Treasury - 28.0%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042 (K)	$ 10,000,000	$ 10,483,125
2.88%, 05/15/2043	3,600,000	3,849,187
2.88%, 08/15/2045 (I) (K)	7,200,000	7,690,219
3.00%, 05/15/2042 - 02/15/2048 (K)	10,200,000	11,166,539
3.13%, 02/15/2043	1,000,000	1,115,039
3.13%, 08/15/2044 (K) (L)	9,700,000	10,814,742
4.25%, 05/15/2039	900,000	1,175,906
4.38%, 11/15/2039 (K)	4,900,000	6,508,195
4.38%, 05/15/2040	1,400,000	1,862,164
4.63%, 02/15/2040	700,000	959,766
U.S. Treasury Note
1.75%, 06/30/2024 (K)	4,300,000	4,280,349
1.88%, 07/31/2022 (L) (M)	900,000	900,457
1.88%, 08/31/2022 (K) (L) (N)	4,000,000	4,002,344
2.00%, 12/31/2021 (K) (M) (N)	86,900,000	87,164,774
2.00%, 10/31/2022 (L)	400,000	401,766
2.13%, 09/30/2024 (K)	11,100,000	11,239,617
2.25%, 08/15/2027 (K) (N)	5,900,000	6,022,379
2.63%, 02/15/2029 (K)	9,500,000	9,995,410
2.88%, 05/15/2049	12,000,000	12,872,344

		192,504,322

U.S. Treasury Inflation-Protected Securities - 8.4%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2042	3,399,810	3,452,359
0.88%, 01/15/2029 - 02/15/2047	22,855,711	24,073,966
1.00%, 02/15/2046 - 02/15/2048	4,624,126	4,923,764
1.00%, 02/15/2049 (F)	508,820	546,125
U.S. Treasury Inflation-Indexed Note
0.38%, 07/15/2023 - 07/15/2027	6,532,571	6,576,515
0.63%, 01/15/2026 (K)	6,681,740	6,836,618
0.75%, 07/15/2028 (K)	11,017,620	11,496,062

		57,905,409

Total U.S. Government Obligations (Cost $242,924,540)		250,409,731

	Shares	Value
COMMON STOCK - 0.0% (H)
Household Durables - 0.0% (H)
Urbi Desarrollos Urbanos SAB de CV (O)	7,629	434

Total Common Stock (Cost $417,591)		434

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
Japan - 2.6%
Japan Treasury Discount Bill
0.00% (P) (Q), 08/26/2019 - 09/24/2019	JPY 1,920,000,000	17,650,177

Total Short-Term Foreign Government Obligations (Cost $17,712,153)		17,650,177

	Shares	Value
OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (P)	7,905,235	$ 7,905,235

Total Other Investment Company (Cost $7,905,235)		7,905,235

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.45% (P), dated 07/31/2019, to be repurchased at $1,354,131 on 08/01/2019. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2021, and with a value of $1,384,282.	$ 1,354,076	1,354,076

Total Repurchase Agreement (Cost $1,354,076)		1,354,076

Total Investments Excluding Purchased Options/Swaptions (Cost $1,105,032,790)		1,126,215,350
Total Purchased Options/Swaptions - 0.0% (H) (Cost $37,313)		1,897

Total Investments (Cost $1,105,070,103)		1,126,217,247
Net Other Assets (Liabilities) - (63.8)%		(438,830,728)

Net Assets - 100.0%		$ 687,386,519

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (28.5)%

Bank of Montreal, 2.37% (P), dated 07/16/2019, to be repurchased at $(9,611,393) on 10/16/2019. Collateralized by U.S. Government Obligations, 2.88% - 3.13%, due 08/15/2044 - 02/15/2048, and with total value of $(9,782,915).

	$ (9,553,530)	$ (9,563,593)
Bank of Montreal, 2.49% (P), dated 07/12/2019, to be repurchased at $(12,145,727) on 08/09/2019. Collateralized by U.S. Government Obligations, 2.75% - 4.38%, due 11/15/2039 - 11/15/2046, and with a total value of $(12,429,946).	(12,122,250)	(12,139,019)
Bank of Montreal, 2.57% (P), dated 07/09/2019, to be repurchased at $(14,277,671) on 08/02/2019. Collateralized by U.S. Government Obligations, 2.00% - 2.88%, due 12/31/2021 - 11/15/2046, and with a total value of $(14,352,239).	(14,253,250)	(14,276,653)
Bank of Nova Scotia, 2.29% (P), dated 08/01/2019, to be repurchased at $(552,797) on 10/02/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 05/15/2042, and with a value of $(547,305).	(550,625)	(550,625)
Bank of Nova Scotia, 2.48% (P), dated 07/11/2019, to be repurchased at $(5,713,066) on 08/12/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2048, and with a value of $(5,768,201).	(5,700,500)	(5,708,747)
Bank of Nova Scotia, 2.52% (P), dated 07/02/2019, to be repurchased at $(5,898,667) on 08/01/2019. Collateralized by U.S. Government Obligations, 1.88% - 3.00%, due 12/31/2021 - 05/15/2042, and with a total value of $(6,440,630).	(5,886,306)	(5,898,667)
Bank of Nova Scotia, 2.53% (P), dated 07/09/2019, to be repurchased at $(3,192,876) on 08/02/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 08/15/2042, and with a value of $(3,188,059).	(3,187,500)	(3,192,652)
Credit Agricole Securities, Inc., 2.31% (P), dated 08/01/2019, to be repurchased at $(33,237,166) on 08/08/2019. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 12/31/2021 - 08/15/2027, and with a total value of $(33,453,236).	(33,222,244)	(33,222,244)
Credit Agricole Securities, Inc., 2.49% (P), dated 07/10/2019, to be repurchased at $(1,578,595) on 08/12/2019. Collateralized by a U.S. Government Obligation, 2.75%, due 11/15/2042, and with a value of $(1,582,337).	(1,575,000)	(1,577,397)

	Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued)

Credit Agricole Securities, Inc.,
2.52% (P), dated 07/16/2019, to be repurchased at $(11,320,790) on 08/01/2019. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 12/31/2021 - 08/15/2027, and with a total value of $(44,375,500).

	$ (11,308,125)	$ (11,320,790)
Deutsche Bank Securities, Inc., 2.47% (P), dated 07/18/2019, to be repurchased at $(2,671,478) on 08/19/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2043, and with a value of $(2,690,771).	(2,665,625)	(2,668,185)
JPMorgan Securities LLC, 2.38% (P), dated 06/18/2019, to be repurchased at $(12,829,004) on 08/15/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2049, and Cash with a total value of $(12,959,735).	(12,780,000)	(12,817,176)
JPMorgan Securities LLC, 2.55% (P), dated 07/30/2019, to be repurchased at $(6,572,610) on 08/06/2019. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and Cash with a total value of $(6,538,091).	(6,524,375)	(6,525,299)
Merrill Lynch Pierce Fenner & Smith, 2.50% (P), dated 07/24/2019, to be repurchased at $(7,426,183) on 08/05/2019. Collateralized by a U.S. Government Obligation, 2.63%, due 02/15/2029, and with a value of $(7,451,859).	(7,420,000)	(7,424,122)
RBS Securities, Inc., 2.56% (P), dated 07/23/2019, to be repurchased at $(49,039,223) on 08/02/2019. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and Cash with a total value of $(48,978,360).	(49,004,375)	(49,035,738)
Standard Chartered Bank, 2.49% (P), dated 07/16/2019, to be repurchased at $(2,874,901) on 08/16/2019. Collateralized by a U.S. Government Obligation, 2.88%, due 08/15/2045, and with a value of $(2,921,646).	(2,868,750)	(2,871,925)
Standard Chartered Bank, 2.57% (P), dated 07/17/2019, to be repurchased at $(1,952,839) on 08/01/2019. Collateralized by a U.S. Government Obligation, 3.00%, due 02/15/2048, and with a value of $(1,996,685).	(1,950,750)	(1,952,715)
Standard Chartered Bank, 2.57% (P), dated 07/18/2019, to be repurchased at $(15,540,261) on 08/01/2019. Collateralized by U.S. Government Obligations, 1.88% - 2.25%, due 12/31/2021 - 08/15/2027, and with a total value of $(15,555,739).	(15,524,745)	(15,540,385)

Total Reverse Repurchase Agreements		$ (196,285,932)

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - U.S. Treasury Note Futures	USD	194.00	08/23/2019	USD	5,601,240	36	$310	$36
Call - U.S. Treasury Note Futures	USD	195.00	08/23/2019	USD	6,379,190	41	353	41
Put - 5-Year U.S. Treasury Note Futures	USD	106.25	08/23/2019	USD	28,682,200	244	2,098	244
Put - 5-Year U.S. Treasury Note Futures	USD	106.50	08/23/2019	USD	57,364,400	488	4,197	488
Put - 5-Year U.S. Treasury Note Futures	USD	106.75	08/23/2019	USD	41,730,250	355	3,053	355
Put - 5-Year U.S. Treasury Note Futures	USD	108.00	08/23/2019	USD	15,163,950	129	1,109	129
Put - 10-Year U.S. Treasury Note Futures	USD	110.00	08/23/2019	USD	11,850,060	93	800	93
Put - 10-Year U.S. Treasury Note Futures	USD	110.50	08/23/2019	USD	9,174,240	72	619	72
Put - 10-Year U.S. Treasury Note Futures	USD	111.00	08/23/2019	USD	6,880,680	54	464	54
Put - 10-Year U.S. Treasury Note Futures	USD	111.50	08/23/2019	USD	637,100	5	43	5
Put - 10-Year U.S. Treasury Note Futures	USD	112.00	08/23/2019	USD	3,950,020	31	267	31

Total							$13,313	$1,548

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 30-Year	GSB	3-Month USD-LIBOR	Pay	2.94%	12/12/2019	USD	500,000	$24,000	$349

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America Investment Grade Index - Series 31	GSI	Pay	2.40%	09/18/2019	USD	1,800,000	$(3,060)	$(1)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75%	12/12/2019	USD	2,200,000	$(24,000)	$(200)

	Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS	$(27,060)	$(201)

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2019 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Ford Motor Credit Co. LLC, 3.81%, 01/09/2024	5.00%	Quarterly	12/20/2023	1.65%	USD	2,400,000	$345,838	$276,057	$69,781
Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	5.00	Quarterly	12/20/2022	1.29	USD	1,500,000	190,628	193,346	(2,718)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.65	USD	600,000	10,117	(25,920)	36,037
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.75	USD	300,000	3,830	(891)	4,721
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.28	USD	1,000,000	14,460	6,524	7,936
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.33	USD	1,400,000	23,721	9,534	14,187
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.22	USD	1,500,000	29,824	(6,169)	35,993
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.50	EUR	1,200,000	20,847	(30,473)	51,320

Total							$639,265	$422,008	$217,257

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Quarterly	12/20/2023	USD	36,900,000	$(844,295)	$(607,153)	$(237,142)
North America Investment Grade Index - Series 32	1.00	Quarterly	06/20/2024	USD	10,800,000	(238,115)	(168,333)	(69,782)

Total						$(1,082,410)	$(775,486)	$(306,924)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	400,000	$27,144	$(4,813)	$31,957
3-Month USD-LIBOR	Pay	2.25	Quarterly/ Semi-Annually	06/20/2028	USD	16,500,000	(447,535)	788,222	(1,235,757)
3-Month USD-LIBOR	Pay	2.50	Quarterly/ Semi-Annually	12/20/2027	USD	7,900,000	(365,805)	(98,502)	(267,303)
3-Month USD-LIBOR	Receive	2.80	Quarterly/ Semi-Annually	08/22/2023	USD	6,700,000	303,566	(159)	303,725
3-Month USD-LIBOR	Pay	2.91	Quarterly/ Semi-Annually	08/22/2048	USD	900,000	(151,440)	27,550	(178,990)
3-Month USD-LIBOR	Pay	2.94	Quarterly/ Semi-Annually	08/22/2048	USD	900,000	(158,614)	—	(158,614)
6-Month EUR-EURIBOR	Receive	1.25	Annually/ Semi-Annually	09/18/2049	EUR	2,500,000	570,553	18,641	551,912
6-Month EUR-EURIBOR	Receive	1.50	Annually/ Semi-Annually	07/04/2042	EUR	5,800,000	1,455,130	—	1,455,130

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR	Pay	1.00%	Semi-Annually	12/18/2029	GBP	2,200,000	$(37,343)	$9,596	$(46,939)
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	09/18/2024	GBP	8,500,000	(290,035)	18,285	(308,320)
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	12/18/2049	GBP	4,700,000	(274,047)	(98,588)	(175,459)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2029	GBP	7,100,000	(548,710)	(48,481)	(500,229)
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	09/18/2049	GBP	1,000,000	(140,725)	15,919	(156,644)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	1,960,000,000	(471,311)	(95,701)	(375,610)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,620,000,000	(632,633)	(101,454)	(531,179)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	(222,780)	(27,459)	(195,321)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	300,000,000	(80,877)	18,428	(99,305)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	740,000,000	244,865	38,569	206,296
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(182,008)	(29,140)	(152,868)
6-Month JPY-LIBOR	Pay	0.71	Semi-Annually	10/31/2038	JPY	260,000,000	(213,446)	15,987	(229,433)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	03/20/2038	JPY	750,000,000	(676,666)	20,733	(697,399)
6-Month JPY-LIBOR	Pay	0.75	Semi-Annually	12/20/2038	JPY	1,160,000,000	(1,036,791)	67,495	(1,104,286)
6-Month JPY-LIBOR	Pay	0.79	Semi-Annually	11/12/2038	JPY	140,000,000	(134,720)	462	(135,182)
6-Month JPY-LIBOR	Pay	0.80	Semi-Annually	10/22/2038	JPY	90,000,000	(89,326)	—	(89,326)

Total							$(3,553,554)	$535,590	$(4,089,144)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2019 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	0.16%	USD	400,000	$1,572	$(3,214)	$4,786
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.73	USD	1,900,000	(61,007)	(73,988)	12,981
Russia Foreign Bond - Eurobond, 7.50%, 03/31/2030	GSI	1.00	Quarterly	06/20/2024	0.99	USD	1,700,000	2,839	(25,329)	28,168

Total								$(56,596)	$(102,531)	$45,935

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	MLI	0.50%	Monthly	09/17/2058	USD	3,600,000	$29,213	$(135,556)	$164,769

Value
OTC Swap Agreements, at value (Assets)	$33,624
OTC Swap Agreements, at value (Liabilities)	$(61,007)

FUTURES CONTRACTS:

Long Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	858	09/30/2019	$100,436,969	$100,861,922	$424,953	$—
10-Year U.S. Treasury Note	605	09/19/2019	76,329,520	77,090,235	760,715	—
30-Year U.S. Treasury Bond	37	09/19/2019	5,725,218	5,756,969	31,751	—
Euro-BTP Italy Government Bond	56	09/06/2019	8,625,070	8,667,105	42,035	—

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FUTURES CONTRACTS (continued):

Long Futures Contracts (continued):

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
OTC Call Options Exercise Price EUR 178.00 on German Euro Bund Futures	32	08/23/2019	$372	$354	$—	$(18)
OTC Put Options Exercise Price EUR 151.50 on German Euro Bund Futures	61	08/23/2019	710	675	—	(35)

Total					$1,259,454	$(53)

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Year Australia Treasury Bond	(35)	09/16/2019	$(2,748,769)	$(2,763,230)	$—	$(14,461)
10-Year Australia Treasury Bond	(318)	09/16/2019	(31,051,191)	(31,580,541)	—	(529,350)
10-Year Canada Government Bond	(46)	09/19/2019	(4,912,570)	(4,960,039)	—	(47,469)
10-Year Japan Government Bond	(6)	09/12/2019	(8,461,420)	(8,482,397)	—	(20,977)
Euro OAT Index	(147)	09/06/2019	(26,269,793)	(27,213,182)	—	(943,389)
German Euro BUXL	(25)	09/06/2019	(5,422,881)	(5,783,524)	—	(360,643)
OTC Put Options Exercise Price EUR 170.00 on German Euro Bund Futures	(96)	08/23/2019	(50,189)	(1,063)	49,126	—
OTC Put Options Exercise Price EUR 171.00 on German Euro Bund Futures	(40)	08/23/2019	(21,040)	(886)	20,154	—
OTC Put Options Exercise Price EUR 173.50 on German Euro Bund Futures	(44)	08/23/2019	(12,666)	(7,793)	4,873	—
U.K. Gilt	(36)	09/26/2019	(5,659,790)	(5,815,243)	—	(155,453)

Total					$74,153	$(2,071,742)

Total Futures Contracts					$1,333,607	$(2,071,795)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	08/02/2019	USD	4,520,598	AUD	6,547,000	$43,077	$—
BNP	08/02/2019	CHF	5,561,000	USD	5,645,439	—	(52,937)
BNP	08/02/2019	GBP	5,743,000	USD	7,295,315	—	(310,598)
BNP	08/14/2019	MXN	13,290,094	USD	677,731	14,080	—
BNP	08/15/2019	JPY	1,159,100,000	USD	10,673,191	15,640	(22,345)
BNP	08/15/2019	GBP	1,089,000	USD	1,387,750	—	(62,414)
BNP	09/03/2019	AUD	6,547,000	USD	4,525,389	—	(42,534)
BNP	10/02/2019	USD	2,420,352	BRL	9,200,000	21,689	—
BNP	01/03/2020	USD	6,679,190	BRL	25,600,000	48,117	—
BNP	04/02/2020	USD	9,056,036	BRL	37,300,000	—	(546,686)
BOA	08/02/2019	USD	6,992,347	GBP	5,743,000	7,630	—
BOA	09/03/2019	GBP	5,743,000	USD	7,003,244	—	(7,257)
CITI	08/02/2019	USD	1,963,681	AUD	2,803,000	46,698	—
CITI	08/02/2019	USD	30,766,553	EUR	27,058,000	808,544	—
CITI	08/02/2019	EUR	8,853,000	USD	9,954,791	—	(152,948)
CITI	08/14/2019	USD	676,196	MXN	13,290,094	—	(15,614)
CITI	08/15/2019	USD	22,719,302	GBP	17,692,000	1,187,766	—
CITI	08/15/2019	USD	2,734,376	JPY	297,800,000	—	(6,094)
CITI	08/15/2019	JPY	371,200,000	USD	3,439,425	—	(23,500)
CITI	08/15/2019	GBP	9,759,000	USD	12,389,283	—	(512,375)
CITI	09/03/2019	USD	2,034,063	EUR	1,820,000	13,704	—
CITI	04/02/2020	USD	4,561,889	BRL	18,800,000	—	(278,089)
GSB	09/24/2019	USD	3,283,967	JPY	350,000,000	53,315	—
GSB	10/16/2019	MXN	172,000	USD	8,795	65	—
HSBC	08/02/2019	USD	8,649,123	CHF	8,583,000	17,502	—
HSBC	08/02/2019	EUR	23,689,000	USD	26,391,915	—	(163,987)
HSBC	09/03/2019	USD	26,459,286	EUR	23,689,000	162,438	—
HSBC	09/03/2019	CHF	8,583,000	USD	8,673,859	—	(16,710)
HSBC	10/09/2019	USD	8,780	MXN	172,000	—	(91)
HSBC	10/09/2019	MXN	172,000	USD	8,795	76	—
HSBC	10/16/2019	USD	8,785	MXN	172,000	—	(75)
JPM	08/02/2019	USD	315,353	AUD	455,000	4,177	—
JPM	08/02/2019	USD	9,040,739	EUR	8,033,000	146,781	—
JPM	08/02/2019	CHF	3,022,000	USD	3,068,997	—	(29,879)

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	08/02/2019	CAD	3,912,000	USD	2,998,882	$—	$(34,681)
JPM	08/14/2019	USD	13,612	MXN	270,000	—	(443)
JPM	08/15/2019	USD	9,040,879	GBP	7,000,000	521,733	—
JPM	08/15/2019	USD	6,360,348	JPY	691,900,000	—	(6,783)
JPM	08/15/2019	JPY	2,037,300,000	USD	18,964,597	—	(216,576)
JPM	10/02/2019	USD	1,867,291	BRL	7,100,000	16,149	—
JPM	01/03/2020	BRL	25,600,000	USD	6,735,880	—	(104,807)
SCB	08/02/2019	AUD	9,805,000	USD	6,903,994	—	(198,312)
UBS	08/26/2019	USD	14,456,123	JPY	1,570,000,000	—	(4,199)

Total						$3,129,181	$(2,809,934)

SECURITY VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$90,186,398	$—	$90,186,398
Certificates of Deposit	—	5,700,000	—	5,700,000
Corporate Debt Securities	—	373,926,453	—	373,926,453
Foreign Government Obligations	—	45,448,845	—	45,448,845
Mortgage-Backed Securities	—	47,744,810	—	47,744,810
Municipal Government Obligations	—	4,096,503	—	4,096,503
U.S. Government Agency Obligations	—	281,792,688	—	281,792,688
U.S. Government Obligations	—	250,409,731	—	250,409,731
Common Stock	434	—	—	434
Short-Term Foreign Government Obligations	—	17,650,177	—	17,650,177
Other Investment Company	7,905,235	—	—	7,905,235
Repurchase Agreement	—	1,354,076	—	1,354,076
Exchange-Traded Options Purchased	1,548	—	—	1,548
Over-the-Counter Interest Rate Swaptions Purchased	—	349	—	349

Total Investments	$7,907,217	$1,118,310,030	$—	$1,126,217,247

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$639,265	$—	$639,265
Centrally Cleared Interest Rate Swap Agreements	—	2,601,258	—	2,601,258
Over-the-Counter Credit Default Swap Agreements	—	33,624	—	33,624
Futures Contracts (W)	1,333,607	—	—	1,333,607
Forward Foreign Currency Contracts (W)	—	3,129,181	—	3,129,181

Total Other Financial Instruments	$1,333,607	$6,403,328	$—	$7,736,935

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(196,285,932)	$—	$(196,285,932)
Over-the-Counter Credit Default Swaptions Written	—	(1)	—	(1)
Over-the-Counter Interest Rate Swaptions Written	—	(200)	—	(200)
Centrally Cleared Credit Default Swap Agreements	—	(1,082,410)	—	(1,082,410)
Centrally Cleared Interest Rate Swap Agreements	—	(6,154,812)	—	(6,154,812)
Over-the-Counter Credit Default Swap Agreements	—	(61,007)	—	(61,007)
Futures Contracts (W)	(2,071,795)	—	—	(2,071,795)
Forward Foreign Currency Contracts (W)	—	(2,809,934)	—	(2,809,934)

Total Other Financial Instruments	$(2,071,795)	$(206,394,296)	$—	$(208,466,091)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (C)	$—	$—	$—	$4,202,736

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $191,971,475, representing 27.9% of the Fund’s net assets.
(C)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the total value of Regulation S securities is $27,946,494, representing 4.1% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,742,508. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2019, the value of the security is $8,026,258, representing 1.2% of the Fund’s net assets.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $770,629.
(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,910,023.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $4,405,105.
(O)	Non-income producing security.
(P)	Rates disclosed reflect the yields at July 31, 2019.
(Q)	Percentage rounds to less than 0.01% or (0.01)%.
(R)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	The Fund recognizes transfers in and out of Level 3 as of July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(W)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 19.5%
AIMCO CLO Trust
Series 2018-AA, Class B,
3-Month LIBOR + 1.40%, 3.70% (A), 04/17/2031 (B)	$ 500,000	$ 488,603
Series 2018-AA, Class D,
3-Month LIBOR + 2.55%, 4.85% (A), 04/17/2031 (B)	1,500,000	1,404,302
Ally Auto Receivables Trust
Series 2018-2, Class A3,
2.92%, 11/15/2022	1,050,000	1,056,102
American Express Credit Account Master Trust
Series 2017-1, Class A,
1.93%, 09/15/2022	2,000,000	1,995,451
Series 2017-6, Class A,
2.04%, 05/15/2023	1,000,000	998,141
Series 2018-4, Class A,
2.99%, 12/15/2023	1,425,000	1,445,644
Series 2018-5, Class A,
1-Month LIBOR + 0.34%, 2.67% (A), 12/15/2025	2,130,000	2,128,744
Series 2018-8, Class A,
3.18%, 04/15/2024	2,046,000	2,091,544
Series 2019-1, Class A,
2.87%, 10/15/2024	1,450,000	1,477,388
Series 2019-2, Class A,
2.67%, 11/15/2024	2,000,000	2,028,239
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023	1,880,000	1,901,770
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class E,
3-Month LIBOR + 8.40%, 10.92% (A), 05/15/2030 (B)	3,400,000	3,077,354
Ares XXXVII CLO, Ltd.
Series 2015-4A, Class ER,
3-Month LIBOR + 7.27%, 9.57% (A), 10/15/2030 (B)	4,000,000	3,449,804
Avery Point VI CLO, Ltd.
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 9.37% (A), 08/05/2027 (B)	2,000,000	1,764,542
Avis Budget Rental Car Funding AESOP LLC
Series 2015-1A, Class A,
2.50%, 07/20/2021 (B)	2,000,000	1,998,527
BA Credit Card Trust
Series 2017-A2, Class A2,
1.84%, 01/17/2023	1,000,000	995,834
Series 2018-A1, Class A1,
2.70%, 07/17/2023	1,500,000	1,512,078
Series 2018-A2, Class A2,
3.00%, 09/15/2023	960,000	973,337
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class B,
3-Month LIBOR + 1.85%, 4.18% (A), 07/15/2032 (B)	400,000	399,986

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust
Series 2019-1, Class A4,
2.92%, 08/22/2022	$ 1,995,000	$ 2,013,697
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4,
1.99%, 07/17/2023	2,000,000	1,995,099
CarMax Auto Owner Trust
Series 2018-4, Class A3,
3.36%, 09/15/2023	570,000	581,215
Series 2019-2, Class A3,
2.68%, 03/15/2024	1,155,000	1,166,129
Series 2019-3, Class A3,
2.18%, 08/15/2024	2,000,000	1,997,709
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class C,
3-Month LIBOR + 1.75%, 4.03% (A), 01/20/2031 (B)	750,000	723,126
Series 2018-7A, Class D,
3-Month LIBOR + 2.55%, 4.83% (A), 01/20/2031 (B)	3,000,000	2,805,096
Citibank Credit Card Issuance Trust
Series 2017-A5, Class A5,
1-Month LIBOR + 0.62%, 2.89% (A), 04/22/2026	1,835,000	1,849,641
Series 2018-A1, Class A1,
2.49%, 01/20/2023	1,200,000	1,205,187
Series 2018-A6, Class A6,
3.21%, 12/07/2024	1,600,000	1,654,605
Series 2018-A7, Class A7,
3.96%, 10/13/2030	1,000,000	1,109,433
Discover Card Execution Note Trust
Series 2015-A4, Class A4,
2.19%, 04/17/2023	2,000,000	2,000,320
Series 2017-A1, Class A1,
1-Month LIBOR + 0.49%, 2.82% (A), 07/15/2024	1,000,000	1,006,569
Series 2019-A1, Class A1,
3.04%, 07/15/2024	3,040,000	3,105,306
Dryden 53 CLO, Ltd.
Series 2017-53A, Class B,
3-Month LIBOR + 1.40%, 3.70% (A), 01/15/2031 (B)	1,400,000	1,367,149
Dryden 55 CLO, Ltd.
Series 2018-55A, Class F,
3-Month LIBOR + 7.20%, 9.50% (A), 04/15/2031 (B)	3,000,000	2,580,711
Elm CLO, Ltd.
Series 2014-1A, Class CRR,
3-Month LIBOR + 2.35%, 4.65% (A), 01/17/2029 (B)	1,000,000	999,981
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,635,000	1,623,004
Series 2018-2, Class A,
3.47%, 01/15/2030 (B)	1,000,000	1,039,352
Ford Credit Floorplan Master Owner Trust
Series 2017-3, Class A,
2.48%, 09/15/2024	1,750,000	1,760,270
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A4,
2.13%, 03/16/2023 (B)	300,000	298,998
Series 2019-3, Class A3,
2.18%, 04/16/2024	1,500,000	1,498,708

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd.
Series 2018-1A, Class E,
3-Month LIBOR + 4.95%, 7.74% (A), 04/15/2031 (B)	$ 1,500,000	$ 1,359,966
Hayfin Kingsland VIII, Ltd.
Series 2018-8A, Class A,
3-Month LIBOR + 1.12%, 3.88% (A), 04/20/2031 (B)	650,000	646,495
Series 2018-8A, Class B,
3-Month LIBOR + 1.48%, 4.24% (A), 04/20/2031 (B)	725,000	709,618
Honda Auto Receivables Owner Trust
Series 2019-1, Class A3,
2.83%, 03/20/2023	1,120,000	1,134,744
Series 2019-2, Class A4,
2.54%, 03/21/2025	2,000,000	2,018,337
HPS Loan Management, Ltd.
Series 15A-19, Class B,
0.00% (A), 07/22/2032 (B) (C)	1,000,000	1,000,000
Madison Park Funding XXX, Ltd.
Series 2018-30A, Class C,
3-Month LIBOR + 1.70%, 4.00% (A), 04/15/2029 (B)	475,000	460,766
Magnetite VIII, Ltd.
Series 2014-8A, Class FR2,
3-Month LIBOR + 7.44%, 9.74% (A), 04/15/2031 (B)	2,000,000	1,795,316
Marble Point CLO, Ltd.
Series 2018-2A, Class A1,
3-Month LIBOR + 1.33%, 3.61% (A), 01/20/2032 (B)	4,750,000	4,760,122
Mariner CLO 5, Ltd.
Series 2018-5A, Class E,
3-Month LIBOR + 5.65%, 7.93% (A), 04/25/2031 (B)	4,000,000	3,760,364
Mariner CLO LLC
Series 2015-1A, Class CR,
3-Month LIBOR + 2.50%, 4.78% (A), 04/20/2029 (B)	3,000,000	2,999,961
Mercedes-Benz Auto Lease Trust
Series 2018-B, Class A4,
3.31%, 07/15/2024	2,619,000	2,659,970
Series 2019-A, Class A4,
3.25%, 10/15/2024	313,000	318,009
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A4,
1.46%, 12/15/2022	2,000,000	1,985,854
Nissan Auto Receivables Owner Trust
Series 2017-A, Class A4,
2.11%, 05/15/2023	1,000,000	997,852
Series 2017-B, Class A4,
1.95%, 10/16/2023	1,000,000	995,187
Series 2017-C, Class A3,
2.12%, 04/18/2022	1,000,000	998,755
Series 2018-A, Class A3,
2.65%, 05/16/2022	2,000,000	2,006,842
Ocean Trails CLO VII
Series 2019-7A, Class A1,
3-Month LIBOR + 1.40%, 3.94% (A), 04/17/2030 (B)	3,600,000	3,599,744

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 18-R, Ltd.
Series 2018-18A, Class E,
3-Month LIBOR + 8.25%, 10.57% (A), 04/16/2031 (B)	$ 1,625,000	$ 1,498,832
OHA Credit Funding 3, Ltd.
Series 2019-3A, Class B1,
3-Month LIBOR + 1.80%, 4.43% (A), 07/20/2032 (B)	1,500,000	1,499,904
Post CLO, Ltd.
Series 2018-1A, Class C,
3-Month LIBOR + 2.00%, 4.32% (A), 04/16/2031 (B)	3,075,000	2,966,290
Southwick Park CLO LLC
Series 2019-4A, Class A1,
0.00% (A), 07/20/2032 (B) (C)	2,500,000	2,500,000
Stewart Park CLO, Ltd.
Series 2015-1A, Class ER,
3-Month LIBOR + 5.28%, 7.58% (A), 01/15/2030 (B)	3,500,000	3,209,175
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A,
2.21%, 05/15/2024	2,000,000	1,996,952
TCW CLO, Ltd.
Series 2018-1A, Class D,
3-Month LIBOR + 2.91%, 5.19% (A), 04/25/2031 (B)	500,000	475,977
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A3,
2.96%, 09/15/2022	1,000,000	1,011,100
Series 2018-C, Class A4,
3.13%, 02/15/2024	900,000	920,404
Series 2019-B, Class A3,
2.57%, 08/15/2023	2,350,000	2,369,791
Verizon Owner Trust
Series 2018-1A, Class C,
3.20%, 09/20/2022 (B)	1,200,000	1,213,938
Voya CLO, Ltd.
Series 2018-1A, Class B,
3-Month LIBOR + 1.80%, 4.10% (A), 04/19/2031 (B)	750,000	719,077
Whitebox CLO, Ltd.
Series 2019-1A, Class ANA,
0.00% (A), 07/24/2032 (B) (C)	6,000,000	5,999,994
World Financial Network Credit Card Master Trust
Series 2019-B, Class A,
2.49%, 04/15/2026	1,400,000	1,407,131
York CLO, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 1.15%, 3.43% (A), 01/22/2031 (B)	5,000,000	4,967,575

Total Asset-Backed Securities (Cost $134,219,828)		132,532,737

CORPORATE DEBT SECURITIES - 46.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025 (B)	368,000	384,901

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
L3 Harris Technologies, Inc.
2.70%, 04/27/2020	$ 455,000	$ 455,556
Lockheed Martin Corp.
3.10%, 01/15/2023	867,000	890,124
Textron, Inc.
3.90%, 09/17/2029	267,000	279,481

		2,010,062

Auto Components - 0.0% (D)
Delphi Technologies PLC
5.00%, 10/01/2025 (B)	250,000	219,375

Banks - 14.2%
ADCB Finance Cayman, Ltd.
4.00%, 03/29/2023, MTN (E)	1,600,000	1,672,416
Australia & New Zealand Banking Group, Ltd.
Fixed until 06/15/2026 (F), 6.75% (A) (B) (G)	563,000	620,707
Banco Bilbao Vizcaya Argentaria SA
1.38%, 05/14/2025, MTN (E)	EUR 700,000	823,688
Fixed until 11/16/2027 (F), 6.13% (A)	$ 1,200,000	1,132,500
Banco de Credito e Inversiones SA
3.50%, 10/12/2027 (E)	1,500,000	1,537,515
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/2023, MTN (E)	1,000,000	1,008,500
Banco Mercantil del Norte SA
Fixed until 06/27/2029 (F), 7.50% (A) (B)	600,000	605,400
Banco Santander SA
3.31%, 06/27/2029	200,000	202,107
Bank of America Corp.
2.63%, 04/19/2021, MTN	1,120,000	1,125,266
3-Month LIBOR + 0.38%, 2.64% (A), 01/23/2022	1,000,000	999,062
3-Month LIBOR + 1.16%, 3.44% (A), 01/20/2023, MTN	2,000,000	2,024,546
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	263,000	276,388
Fixed until 07/23/2023, 3.86% (A), 07/23/2024, MTN	270,000	283,077
Bank of America NA
Fixed until 01/25/2022, 3.34% (A), 01/25/2023	282,000	288,218
BankUnited, Inc.
4.88%, 11/17/2025	242,000	262,119
Barclays PLC
Fixed until 06/20/2029, 5.09% (A), 06/20/2030	217,000	219,538
Fixed until 09/15/2023 (F), 7.75% (A)	3,150,000	3,209,062
Fixed until 06/15/2024 (F), 8.00% (A)	2,963,000	3,112,039
BNP Paribas SA
Fixed until 01/10/2024, 4.71% (A), 01/10/2025 (B)	1,042,000	1,116,231
Fixed until 03/14/2022 (F), 6.75% (A) (B)	3,305,000	3,453,725
Fixed until 08/16/2028 (F), 7.00% (A) (B) (G)	1,410,000	1,521,912
Fixed until 03/30/2021 (F), 7.63% (A) (B)	400,000	421,512
Canadian Imperial Bank of Commerce
3-Month LIBOR + 0.32%, 2.58% (A), 02/02/2021	2,500,000	2,502,712
Citibank NA
3-Month LIBOR + 0.26%, 2.66% (A), 09/18/2019	1,000,000	1,000,364

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
3-Month LIBOR + 1.19%, 3.46% (A), 08/02/2021	$ 1,000,000	$ 1,014,660
3-Month LIBOR + 1.07%, 3.52% (A), 12/08/2021	1,000,000	1,012,336
Fixed until 06/01/2023, 4.04% (A), 06/01/2024	408,000	428,709
4.45%, 09/29/2027	227,000	244,743
Citizens Bank NA
2.25%, 03/02/2020	300,000	299,500
Citizens Financial Group, Inc.
4.30%, 12/03/2025	131,000	138,267
Construction Bank Corp.
Fixed until 05/13/2020, 3.88% (A), 05/13/2025 (E)	1,500,000	1,507,034
Credit Agricole SA
Fixed until 01/23/2024 (F), 7.88% (A) (B) (G)	4,000,000	4,415,000
Fixed until 12/23/2025 (F), 8.13% (A) (B)	1,553,000	1,799,539
Danske Bank A/S
3.88%, 09/12/2023 (B)	200,000	205,726
5.38%, 01/12/2024 (B)	210,000	228,593
DBS Group Holdings, Ltd.
2.85%, 04/16/2022 (B)	202,000	204,028
Fifth Third Bancorp
2.88%, 07/27/2020	741,000	743,934
First Abu Dhabi Bank PJSC
3.00%, 03/30/2022, MTN (E)	1,300,000	1,313,000
HSBC Holdings PLC
3.40%, 03/08/2021	283,000	286,885
Fixed until 03/11/2024, 3.80% (A), 03/11/2025	600,000	621,098
Fixed until 05/22/2027 (F), 6.00% (A)	200,000	201,250
Fixed until 03/30/2025 (F), 6.38% (A)	3,000,000	3,159,000
ING Groep NV
Fixed until 04/16/2025 (F), 6.50% (A) (G)	1,500,000	1,566,750
JPMorgan Chase & Co.
2.30%, 08/15/2021, MTN	314,000	313,292
2.55%, 10/29/2020	743,000	744,367
3-Month LIBOR + 0.55%, 3.00% (A), 03/09/2021	3,000,000	3,003,347
Fixed until 04/01/2022, 3.21% (A), 04/01/2023	623,000	633,845
3-Month LIBOR + 3.47%, 5.74% (A), 10/30/2019 (F)	3,368,000	3,384,840
Kreditanstalt fuer Wiederaufbau
1.63%, 03/15/2021	422,000	419,532
Lloyds Banking Group PLC
Fixed until 06/27/2026 (F), 6.75% (A)	1,881,000	1,932,727
Fixed until 06/27/2024 (F), 7.50% (A)	3,300,000	3,458,895
Malayan Banking Bhd.
Fixed until 10/29/2021, 3.91% (A), 10/29/2026 (E)	1,200,000	1,214,628
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024	689,000	711,654
Mizuho Financial Group, Inc.
Fixed until 07/16/2029, 3.15% (A), 07/16/2030	210,000	212,111
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	394,000	412,726
National Australia Bank, Ltd.
3-Month LIBOR + 1.00%, 3.34% (A), 07/12/2021(B)	1,300,000	1,317,570
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B) (C)	200,000	200,872
NatWest Markets PLC
3.63%, 09/29/2022 (B)	592,000	600,107
Nordea Bank Abp
Fixed until 03/26/2026 (F), 6.63% (A) (B)	2,721,000	2,901,946

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Oversea-Chinese Banking Corp., Ltd.
4.25%, 06/19/2024, MTN (E)	$ 1,300,000	$ 1,366,014
PNC Bank NA
3-Month LIBOR + 0.50%, 2.76% (A), 07/27/2022	1,700,000	1,703,629
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB
4.63%, 09/26/2022 (E)	1,250,000	1,315,330
QNB Finance, Ltd.
2.13%, 09/07/2021, MTN (E)	1,250,000	1,232,746
Royal Bank of Scotland Group PLC
Fixed until 03/02/2025, 1.75% (A), 03/02/2026, MTN (E)	EUR 675,000	764,426
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	$ 287,000	293,918
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	200,000	207,911
Fixed until 08/15/2021 (F), 8.63% (A)	557,000	592,509
Shinhan Bank Co., Ltd.
3.88%, 03/24/2026, MTN (E)	1,700,000	1,753,834
Societe Generale SA
Fixed until 12/18/2023 (F), 7.88% (A) (B)	2,000,000	2,140,000
Standard Chartered PLC
Fixed until 04/02/2022 (F), 7.50% (A) (B) (G)	3,488,000	3,695,536
SunTrust Bank
3.20%, 04/01/2024	1,159,000	1,193,545
Fixed until 08/02/2021, 3.50% (A), 08/02/2022	153,000	155,772
UniCredit SpA
Fixed until 01/03/2022, 4.38% (A), 01/03/2027, MTN (E)	EUR 675,000	801,124
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	$ 200,000	201,250
Fixed until 04/02/2029, 7.30% (A), 04/02/2034 (B)	615,000	684,497
Union Bank of the Philippines
3.37%, 11/29/2022, MTN (E)	1,000,000	1,018,060
United Overseas Bank, Ltd.
Fixed until 09/16/2021, 3.50% (A), 09/16/2026, MTN (E)	1,300,000	1,309,373
Webster Financial Corp.
4.10%, 03/25/2029	402,000	421,129
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	394,000	401,866
3-Month LIBOR + 1.11%, 3.39% (A), 01/24/2023	2,000,000	2,027,601
3.55%, 09/29/2025, MTN	968,000	1,009,554
4.30%, 07/22/2027, MTN	498,000	537,213
Westpac Banking Corp.
Fixed until 07/24/2029, 4.11% (A), 07/24/2034	146,000	149,183
Woori Bank
5.13%, 08/06/2028, MTN (E)	1,300,000	1,446,036

		96,693,171

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	189,000	215,298
Constellation Brands, Inc.
3.15%, 08/01/2029	252,000	251,625

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Heineken NV
3.50%, 01/29/2028 (B)	$ 529,000	$ 551,282
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	312,000	335,118

		1,353,323

Biotechnology - 0.1%
Celgene Corp.
3.25%, 02/20/2023	750,000	767,890
3.63%, 05/15/2024	88,000	91,684

		859,574

Building Products - 0.1%
Owens Corning
3.95%, 08/15/2029 (C)	142,000	141,695
Standard Industries, Inc.
6.00%, 10/15/2025 (B)	375,000	394,219

		535,914

Capital Markets - 3.7%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	243,000	246,589
Charles Schwab Corp.
3.85%, 05/21/2025	563,000	600,758
Credit Suisse Group AG
Fixed until 07/17/2024, 1.25% (A), 07/17/2025, MTN (E)	EUR 675,000	780,200
Fixed until 07/17/2023 (F), 7.50% (A) (B)	$ 1,745,000	1,854,063
Fixed until 12/11/2023 (F), 7.50% (A) (B)	1,700,000	1,875,100
Deutsche Bank AG
3-Month LIBOR + 1.23%, 3.75% (A), 02/27/2023	2,500,000	2,409,330
4.25%, 02/04/2021	151,000	152,678
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	234,000	243,360
FS Energy & Power Fund
7.50%, 08/15/2023 (B)	265,000	270,300
Goldman Sachs Group, Inc.
2.00%, 11/01/2028, MTN (E)	EUR 675,000	836,036
2.35%, 11/15/2021	$ 1,087,000	1,083,017
3-Month LIBOR + 1.16%, 3.42% (A), 04/23/2020	2,000,000	2,011,386
3-Month LIBOR + 1.36%, 3.64% (A), 04/23/2021	1,000,000	1,015,349
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	162,000	168,404
4.25%, 10/21/2025	280,000	297,878
Morgan Stanley
3-Month LIBOR + 0.55%, 3.10% (A), 02/10/2021, MTN	3,000,000	3,002,982
3.63%, 01/20/2027	649,000	678,214
5.50%, 07/24/2020, MTN	346,000	355,872
SURA Asset Management SA
4.88%, 04/17/2024 (E)	1,550,000	1,648,828
UBS AG
3-Month LIBOR + 0.85%, 3.37% (A), 06/01/2020	1,700,000	1,710,748
UBS Group Funding Switzerland AG
2.65%, 02/01/2022 (B)	800,000	803,402
Fixed until 01/31/2024 (F), 7.00% (A) (B)	3,225,000	3,402,375

		25,446,869

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.30%, 05/01/2023 (B)	$ 132,000	$ 134,878
CNAC Finbridge Co., Ltd.
4.88%, 03/14/2025 (E)	1,300,000	1,394,771
Consolidated Energy Finance SA
6.88%, 06/15/2025 (B)	275,000	280,156
Dow Chemical Co.
4.80%, 11/30/2028 (B)	209,000	234,319
Ecolab, Inc.
2.38%, 08/10/2022	502,000	502,611
Equate Petrochemical BV
3.00%, 03/03/2022 (E)	1,700,000	1,703,539
Huntsman International LLC
4.50%, 05/01/2029	200,000	206,063
Neon Holdings, Inc.
10.13%, 04/01/2026 (B)	244,000	233,630
NOVA Chemicals Corp.
5.00%, 05/01/2025 (B)	207,000	213,210
Praxair, Inc.
2.25%, 09/24/2020 (G)	385,000	384,987
Rayonier AM Products, Inc.
5.50%, 06/01/2024 (B)	345,000	276,000
Sasol Financing LLC
6.50%, 09/27/2028	1,400,000	1,575,967

		7,140,131

Commercial Services & Supplies - 0.2%
Capitol Investment Merger Sub 2 LLC
10.00%, 08/01/2024 (B)	113,000	116,390
Clean Harbors, Inc.
4.88%, 07/15/2027 (B)	192,000	197,520
Garda World Security Corp.
8.75%, 05/15/2025 (B)	305,000	311,863
Herc Holdings, Inc.
5.50%, 07/15/2027 (B)	216,000	216,270
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 04/15/2024 (B)	350,000	357,007

		1,199,050

Construction & Engineering - 0.1%
ABB Finance, Inc.
3.38%, 04/03/2023	289,000	297,925
Tutor Perini Corp.
6.88%, 05/01/2025 (B)	235,000	230,594

		528,519

Consumer Finance - 2.7%
Altice Financing SA
7.50%, 05/15/2026 (B)	600,000	628,500
American Express Co.
3-Month LIBOR + 0.65%, 3.17% (A), 02/27/2023	1,500,000	1,503,245
3.40%, 02/22/2024	171,000	177,250
4.20%, 11/06/2025	144,000	156,600
BMW Capital LLC
3-Month LIBOR + 0.38%, 2.68% (A), 04/06/2020 (B)	1,000,000	1,001,757
3-Month LIBOR + 0.41%, 2.75% (A), 04/12/2021 (B)	1,000,000	1,001,455
3.10%, 04/12/2021 (B)	413,000	417,053

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One NA
3-Month LIBOR + 1.15%, 3.42% (A), 01/30/2023	$ 1,454,000	$ 1,469,957
Daimler Finance North America LLC
2.00%, 07/06/2021 (B)	364,000	360,288
3-Month LIBOR + 0.62%, 2.89% (A), 10/30/2019 (B)	2,500,000	2,502,885
3-Month LIBOR + 0.45%, 2.97% (A), 02/22/2021 (B)	1,500,000	1,500,213
Enova International, Inc.
8.50%, 09/15/2025 (B)	203,000	195,388
Ford Motor Credit Co. LLC
2.39%, 02/17/2026	EUR 675,000	763,458
3.10%, 05/04/2023	$ 427,000	421,686
3-Month LIBOR + 0.93%, 3.50% (A), 11/04/2019	1,000,000	1,000,906
General Motors Financial Co., Inc.
3.20%, 07/06/2021	618,000	622,970
3-Month LIBOR + 0.93%, 3.23% (A), 04/13/2020	1,000,000	1,002,618
3.70%, 05/09/2023	294,000	299,688
Hyundai Capital America
3.40%, 06/20/2024 (B)	345,000	346,672
John Deere Capital Corp.
2.35%, 01/08/2021, MTN	202,000	202,652
2.80%, 07/18/2029, MTN	138,000	138,869
2.95%, 04/01/2022, MTN	388,000	394,312
3.45%, 01/10/2024, MTN	273,000	285,235
3.65%, 10/12/2023	106,000	111,750
Navient Corp.
5.63%, 08/01/2033, MTN	389,000	324,815
Springleaf Finance Corp.
6.88%, 03/15/2025	300,000	335,574
Synchrony Financial
2.85%, 07/25/2022	84,000	84,039
4.25%, 08/15/2024	347,000	363,475
4.38%, 03/19/2024	141,000	148,475
Toyota Motor Credit Corp.
3.45%, 09/20/2023, MTN	299,000	312,900

		18,074,685

Containers & Packaging - 0.2%
Avery Dennison Corp.
4.88%, 12/06/2028	90,000	100,374
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	168,000	197,400
Intertape Polymer Group, Inc.
7.00%, 10/15/2026 (B)	315,000	326,025
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025 (B)	375,000	390,000
Sealed Air Corp.
5.13%, 12/01/2024 (B)	159,000	169,335
Silgan Holdings, Inc.
4.75%, 03/15/2025	375,000	380,625

		1,563,759

Distributors - 0.1%
Anixter, Inc.
6.00%, 12/01/2025	383,000	417,470
Ingram Micro, Inc.
5.45%, 12/15/2024	386,000	397,193

		814,663

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.5%
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	$ 307,000	$ 316,210
GE Capital International Funding Unlimited Co.
3.37%, 11/15/2025	551,000	561,435
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	147,000	146,503
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	646,000	660,042
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	636,000	636,000
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	380,000	392,396
USAA Capital Corp.
2.63%, 06/01/2021, MTN (B)	217,000	218,500
Voya Financial, Inc.
Fixed until 01/23/2028, 4.70% (A), 01/23/2048	156,000	143,685

		3,074,771

Diversified Telecommunication Services - 1.0%
AT&T, Inc.
3.15%, 09/04/2036	EUR 675,000	902,677
3.40%, 05/15/2025	$ 1,179,000	1,212,758
4.35%, 03/01/2029	179,000	193,310
CenturyLink, Inc.
7.50%, 04/01/2024	525,000	574,712
Frontier Communications Corp.
7.63%, 04/15/2024	342,000	188,545
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	301,000	324,616
Intelsat Jackson Holdings SA
5.50%, 08/01/2023	330,000	304,013
Ooredoo International Finance, Ltd.
3.25%, 02/21/2023, MTN (E)	1,650,000	1,674,750
Verizon Communications, Inc.
3.38%, 02/15/2025	156,000	162,690
4.02%, 12/03/2029 (B)	1,241,000	1,346,139

		6,884,210

Electric Utilities - 2.0%
Abu Dhabi National Energy Co. PJSC
4.88%, 04/23/2030 (E)	1,200,000	1,344,024
DPL, Inc.
4.35%, 04/15/2029 (B)	68,000	66,413
Edison International
4.13%, 03/15/2028	211,000	216,660
5.75%, 06/15/2027	40,000	44,600
EDP Finance BV
1.50%, 11/22/2027 (E)	EUR 675,000	814,476
Enel Finance International NV
2.75%, 04/06/2023 (B) (G)	$ 200,000	200,331
4.25%, 09/14/2023 (B)	200,000	210,596
Enel SA
4.88%, 06/12/2028	1,400,000	1,533,000
Exelon Corp.
2.85%, 06/15/2020	1,479,000	1,482,714
Georgia Power Co.
2.00%, 09/08/2020	243,000	241,780
Israel Electric Corp., Ltd.
5.00%, 11/12/2024 (E)	1,200,000	1,303,800

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Kallpa Generacion SA
4.13%, 08/16/2027 (E)	$ 1,650,000	$ 1,687,125
Naturgy Finance BV
Fixed until 04/24/2024 (F), 3.38% (A) (E)	EUR 700,000	819,339
Nevada Power Co.
2.75%, 04/15/2020	$ 174,000	174,478
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (B)	300,000	304,125
NTPC, Ltd.
4.38%, 11/26/2024, MTN (E)	1,310,000	1,382,646
Southern California Edison Co.
Fixed until 02/01/2022 (F), 6.25% (A)	1,229,000	1,261,261
Talen Energy Supply LLC
6.63%, 01/15/2028 (B)	136,000	130,390
7.25%, 05/15/2027 (B)	152,000	150,042
Vistra Operations Co. LLC
5.00%, 07/31/2027 (B)	370,000	378,788

		13,746,588

Electrical Equipment - 0.5%
EnerSys
5.00%, 04/30/2023 (B)	375,000	382,500
Hubbell, Inc.
3.35%, 03/01/2026	282,000	285,195
Siemens Financieringsmaatschappij NV
3-Month LIBOR + 0.61%, 3.02% (A), 03/16/2022 (B)	2,000,000	2,011,116
3.25%, 05/27/2025 (B)	510,000	529,533

		3,208,344

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
4.00%, 04/01/2025	151,000	154,556
Trimble, Inc.
4.75%, 12/01/2024	26,000	27,723
4.90%, 06/15/2028	392,000	420,735

		603,014

Energy Equipment & Services - 0.4%
Calfrac Holdings, LP
8.50%, 06/15/2026 (B)	330,000	222,750
Forum Energy Technologies, Inc.
6.25%, 10/01/2021	227,000	202,598
Genesis Energy, LP / Genesis Energy Finance Corp.
5.63%, 06/15/2024	280,000	275,100
Hanwha Energy Holdings Corp.
2.38%, 07/30/2022 (B)	295,000	293,536
Hi-Crush, Inc.
9.50%, 08/01/2026 (B) (G)	540,000	344,250
Nine Energy Service, Inc.
8.75%, 11/01/2023 (B)	288,000	281,520
Pattern Energy Group, Inc.
5.88%, 02/01/2024 (B)	382,000	389,640
Pioneer Energy Services Corp.
6.13%, 03/15/2022	625,000	243,750
Schlumberger Holdings Corp.
3.75%, 05/01/2024 (B)	225,000	235,186
USA Compression Partners, LP / USA Compression Finance Corp.
6.88%, 04/01/2026	164,000	170,576

		2,658,906

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.5%
Netflix, Inc.
4.38%, 11/15/2026	$ 508,000	$ 513,080
TWDC Enterprises 18 Corp.
3-Month LIBOR + 0.13%, 2.63% (A), 03/04/2020, MTN	1,000,000	1,000,607
3-Month LIBOR + 0.19%, 2.67% (A), 06/05/2020, MTN	2,000,000	2,002,468

		3,516,155

Equity Real Estate Investment Trusts - 0.6%
American Tower Corp.
2.25%, 01/15/2022	993,000	987,746
3.60%, 01/15/2028	30,000	30,885
4.00%, 06/01/2025	179,000	190,106
AvalonBay Communities, Inc.
3.30%, 06/01/2029	133,000	138,666
Boston Properties, LP
3.40%, 06/21/2029	99,000	101,718
Columbia Property Trust Operating Partnership, LP
4.15%, 04/01/2025	201,000	206,203
Crown Castle International Corp.
4.30%, 02/15/2029	163,000	176,742
CTR Partnership, LP / CareTrust Capital Corp.
5.25%, 06/01/2025	373,000	386,055
ESH Hospitality, Inc.
5.25%, 05/01/2025 (B)	224,000	230,440
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 07/15/2024 (B)	220,000	231,275
HCP, Inc.
3.50%, 07/15/2029	99,000	100,335
Iron Mountain, Inc.
4.88%, 09/15/2027 (B)	225,000	223,313
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.75%, 02/01/2027 (B)	251,000	270,832
Sabra Health Care, LP
5.13%, 08/15/2026	425,000	444,853
Sabra Health Care, LP / Sabra Capital Corp.
4.80%, 06/01/2024	134,000	138,141
Simon Property Group, LP
3.38%, 12/01/2027	23,000	24,018
4.13%, 12/01/2021	218,000	225,856

		4,107,184

Food & Staples Retailing - 0.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP
5.75%, 03/15/2025	308,000	314,160
Costco Wholesale Corp.
2.15%, 05/18/2021	1,058,000	1,058,679
Walmart, Inc.
2.55%, 04/11/2023	394,000	398,609
3.05%, 07/08/2026	270,000	281,668

		2,053,116

Food Products - 1.7%
ConAgra Brands, Inc.
7.00%, 10/01/2028	190,000	235,149
Gruma SAB de CV
4.88%, 12/01/2024 (E)	1,200,000	1,279,512

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	$ 87,000	$ 89,828
5.88%, 07/15/2024 (B)	230,000	236,325
Kraft Heinz Foods Co.
2.80%, 07/02/2020	498,000	498,667
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024 (B)	255,000	265,141
Land O’ Lakes, Inc.
7.00%, 09/18/2028 (B) (F)	4,820,000	4,572,975
Mondelez International, Inc.
3.63%, 02/13/2026	256,000	268,579
Nestle Holdings, Inc.
3.50%, 09/24/2025 (B)	225,000	238,196
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (B)	230,000	241,500
Post Holdings, Inc.
5.50%, 03/01/2025 (B)	375,000	390,000
Sigma Finance BV
4.88%, 03/27/2028 (E)	1,350,000	1,412,437
Smithfield Foods, Inc.
5.20%, 04/01/2029 (B)	81,000	87,957
Tyson Foods, Inc.
3-Month LIBOR + 0.45%, 2.97% (A), 08/21/2020	1,500,000	1,499,290

		11,315,556

Gas Utilities - 0.4%
ENN Energy Holdings, Ltd.
3.25%, 07/24/2022 (E)	1,500,000	1,509,195
Resources Gas Group, Ltd.
4.50%, 04/05/2022, MTN (E)	1,000,000	1,042,600

		2,551,795

Health Care Equipment & Supplies - 0.1%
Hologic, Inc.
4.38%, 10/15/2025 (B)	375,000	376,590
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022 (B)	256,000	249,600

		626,190

Health Care Providers & Services - 0.8%
CVS Health Corp.
4.10%, 03/25/2025	1,455,000	1,531,121
DaVita, Inc.
5.13%, 07/15/2024	375,000	374,633
HCA, Inc.
4.13%, 06/15/2029	152,000	155,704
5.25%, 06/15/2026	159,000	176,433
5.38%, 02/01/2025	550,000	594,803
Laboratory Corp. of America Holdings
3.25%, 09/01/2024	317,000	322,621
MPH Acquisition Holdings LLC
7.13%, 06/01/2024 (B)	250,000	242,490
Roche Holdings, Inc.
2.88%, 09/29/2021 (B)	306,000	309,955
UnitedHealth Group, Inc.
2.38%, 10/15/2022	805,000	807,630
3.75%, 07/15/2025	605,000	645,580

		5,160,970

Hotels, Restaurants & Leisure - 0.2%
Brinker International, Inc.
5.00%, 10/01/2024 (B)	376,000	383,520

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Eldorado Resorts, Inc.
6.00%, 09/15/2026	$ 385,000	$ 415,654
Wyndham Destinations, Inc.
5.75%, 04/01/2027	330,000	351,037
Wynn Macau, Ltd.
5.50%, 10/01/2027 (B)	235,000	236,763

		1,386,974

Household Durables - 0.0% (D)
Toll Brothers Finance Corp.
4.35%, 02/15/2028	90,000	90,855

Household Products - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028	240,000	240,000
Energizer Holdings, Inc.
6.38%, 07/15/2026 (B)	375,000	390,938
Procter & Gamble Co.
1.90%, 10/23/2020	20,000	19,945

		650,883

Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy Operating LLC
5.00%, 09/15/2026	84,000	84,000
5.75%, 10/15/2025 (B)	84,000	87,125
Empresa Electrica Angamos SA
4.88%, 05/25/2029 (E)	1,043,400	1,096,512

		1,267,637

Industrial Conglomerates - 0.1%
Roper Technologies, Inc.
2.80%, 12/15/2021	457,000	459,529
4.20%, 09/15/2028	448,000	485,828

		945,357

Insurance - 0.7%
AmWINS Group, Inc.
7.75%, 07/01/2026 (B)	380,000	396,625
Assurant, Inc.
Fixed until 03/27/2028, 7.00% (A), 03/27/2048	2,100,000	2,252,250
Athene Global Funding
3-Month LIBOR + 1.23%, 3.56% (A), 07/01/2022 (B)	1,000,000	1,008,436
Athene Holding, Ltd.
4.13%, 01/12/2028	125,000	126,193
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	255,000	259,378
Enstar Group, Ltd.
4.95%, 06/01/2029	500,000	512,413
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	125,000	127,852
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	129,000	130,908

		4,814,055

Internet & Catalog Retail - 0.1%
GrubHub Holdings, Inc.
5.50%, 07/01/2027 (B)	365,000	374,585

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.0% (D)
Amazon.com, Inc.
2.80%, 08/22/2024	$ 310,000	$ 317,538

IT Services - 0.4%
IBM Credit LLC
3-Month LIBOR + 0.26%, 2.54% (A), 01/20/2021	500,000	500,357
3-Month LIBOR + 0.16%, 2.73% (A), 02/05/2021	1,500,000	1,498,762
Rackspace Hosting, Inc.
8.63%, 11/15/2024 (B) (G)	315,000	288,225
Total System Services, Inc.
3.80%, 04/01/2021	399,000	406,070

		2,693,414

Machinery - 0.7%
Caterpillar Financial Services Corp.
2.55%, 11/29/2022, MTN	169,000	170,385
3-Month LIBOR + 0.23%, 2.64% (A), 03/15/2021, MTN	2,000,000	2,001,710
3.15%, 09/07/2021, MTN	127,000	129,574
3.45%, 05/15/2023, MTN	191,000	198,112
CNH Industrial Capital LLC
4.20%, 01/15/2024	170,000	177,829
CNH Industrial Finance Europe SA
1.88%, 01/19/2026, MTN (E)	EUR 675,000	800,099
CNH Industrial NV
3.85%, 11/15/2027, MTN	$ 171,000	173,686
4.50%, 08/15/2023	152,000	160,132
Illinois Tool Works, Inc.
3.50%, 03/01/2024	181,000	189,821
Ingersoll-Rand Finance SA
3.80%, 03/21/2029	277,000	293,670
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (B)	362,000	369,240
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	172,000	180,236
Terex Corp.
5.63%, 02/01/2025 (B)	257,000	256,358

		5,100,852

Marine - 0.2%
Kirby Corp.
4.20%, 03/01/2028	104,000	108,806
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (E)	1,300,000	1,361,750

		1,470,556

Media - 1.1%
Altice France SA
7.38%, 05/01/2026 (B)	329,000	350,591
Belo Corp.
7.25%, 09/15/2027	450,000	501,750
Block Communications, Inc.
6.88%, 02/15/2025 (B)	370,000	386,650
CBS Corp.
3.70%, 06/01/2028	264,000	267,620
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B)	418,000	428,993
5.38%, 06/01/2029 (B)	45,000	46,631

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 3.90% (A), 02/01/2024	$ 377,000	$ 384,450
5.05%, 03/30/2029	297,000	325,850
Comcast Corp.
3.15%, 03/01/2026	331,000	342,997
4.15%, 10/15/2028	596,000	656,855
CSC Holdings LLC
5.25%, 06/01/2024	67,000	69,931
5.50%, 04/15/2027 (B)	725,000	759,437
EW Scripps Co.
5.13%, 05/15/2025 (B)	412,000	413,030
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88%, 05/15/2024 (B) (G)	316,000	283,610
Myriad International Holdings BV
5.50%, 07/21/2025 (E)	1,300,000	1,436,864
Sirius XM Radio, Inc.
4.63%, 07/15/2024 (B)	219,000	225,417
Tribune Media Co.
5.88%, 07/15/2022	276,000	280,554

		7,161,230

Metals & Mining - 1.7%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	1,004,000	1,013,580
BHP Billiton Finance, Ltd.
Fixed until 10/22/2024, 5.63% (A), 10/22/2079 (E)	EUR 675,000	906,011
Cleveland-Cliffs, Inc.
5.75%, 03/01/2025 (G)	$ 282,000	286,371
Commercial Metals Co.
5.75%, 04/15/2026	390,000	401,700
First Quantum Minerals, Ltd.
6.50%, 03/01/2024 (B)	370,000	355,947
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023 (B)	375,000	390,469
Glencore Finance Europe, Ltd.
1.50%, 10/15/2026, MTN (E)	EUR 675,000	772,538
Glencore Funding LLC
4.13%, 03/12/2024 (B)	$ 518,000	537,106
GTL Trade Finance, Inc. / Gerdau Holdings, Inc.
5.89%, 04/29/2024 (E)	1,400,000	1,541,484
Mineral Resources, Ltd.
8.13%, 05/01/2027 (B)	225,000	236,227
Novolipetsk Steel Via Steel Funding DAC
4.50%, 06/15/2023 (E)	1,600,000	1,656,768
Severstal OAO Via Steel Capital SA
5.90%, 10/17/2022 (E)	1,500,000	1,611,168
Southern Copper Corp.
6.75%, 04/16/2040	1,320,000	1,690,266

		11,399,635

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York, Inc.
4.45%, 06/15/2020	237,000	241,112
DTE Energy Co.
3.40%, 06/15/2029	142,000	145,232
Public Service Co. of Colorado
3.70%, 06/15/2028	188,000	203,146
Sempra Energy
3.40%, 02/01/2028	297,000	301,047

		890,537

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multiline Retail - 0.3%
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026 (E)	$ 1,900,000	$ 1,898,100
Kohl’s Corp.
5.55%, 07/17/2045	138,000	138,625

		2,036,725

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	258,000	314,450
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
3.50%, 12/01/2022	90,000	91,877
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.75%, 03/01/2027 (B)	395,000	370,320
BP Capital Markets America, Inc.
2.75%, 05/10/2023	749,000	759,077
BP Capital Markets PLC
3.51%, 03/17/2025	589,000	618,548
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.88%, 02/01/2025	249,000	230,325
Callon Petroleum Co.
6.38%, 07/01/2026	225,000	219,375
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	847,000	855,307
Cenovus Energy, Inc.
4.25%, 04/15/2027 (G)	375,000	386,253
Centennial Resource Production LLC
6.88%, 04/01/2027 (B)	225,000	219,375
Chaparral Energy, Inc.
8.75%, 07/15/2023 (B)	596,000	342,700
Cheniere Energy Partners, LP
5.25%, 10/01/2025	220,000	227,979
Chevron Corp.
3-Month LIBOR + 0.41%, 2.93% (A), 11/15/2019	1,000,000	1,001,147
3-Month LIBOR + 0.53%, 3.05% (A), 03/03/2022	1,000,000	1,006,095
China Shenhua Overseas Capital Co., Ltd.
3.88%, 01/20/2025 (E)	1,300,000	1,349,330
Cimarex Energy Co.
4.38%, 03/15/2029	219,000	229,240
CNOOC Finance, Ltd.
3.00%, 05/09/2023	1,650,000	1,663,431
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp.
4.15%, 08/15/2026 (B)	207,000	214,602
Concho Resources, Inc.
4.30%, 08/15/2028	106,000	113,469
ConocoPhillips Co.
3-Month LIBOR + 0.90%, 3.42% (A), 05/15/2022 (G)	1,700,000	1,719,660
Ecopetrol SA
5.88%, 05/28/2045	1,500,000	1,684,726
eG Global Finance PLC
6.75%, 02/07/2025 (B)	250,000	250,938
Enable Midstream Partners, LP
4.95%, 05/15/2028	191,000	197,853
Energy Transfer Operating, LP
4.25%, 03/15/2023	110,000	114,709
4.50%, 04/15/2024	167,000	177,421
5.25%, 04/15/2029	146,000	163,153

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC
5.38%, 06/01/2029	$ 150,000	$ 154,643
EnLink Midstream Partners, LP
4.85%, 07/15/2026	636,000	645,540
Fixed until 12/15/202 2 (F), 6.00% (A)	1,400,000	1,092,000
Enterprise Products Operating LLC
4.05%, 02/15/2022	504,000	523,881
Extraction Oil & Gas, Inc.
5.63%, 02/01/2026 (B)	475,000	350,560
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B)	390,000	373,425
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (B)	214,000	223,095
Lonestar Resources America, Inc.
11.25%, 01/01/2023 (B)	412,000	385,220
Marathon Oil Corp.
2.80%, 11/01/2022	597,000	598,435
MPLX, LP
4.00%, 03/15/2028	157,000	162,607
Noble Energy, Inc.
3.90%, 11/15/2024	502,000	522,826
Oil India International Pte, Ltd.
4.00%, 04/21/2027 (E)	1,500,000	1,537,687
ONGC Videsh, Ltd.
4.63%, 07/15/2024 (E)	1,300,000	1,384,633
Petroleos Mexicanos
5.35%, 02/12/2028	500,000	459,500
Raizen Fuels Finance SA
5.30%, 01/20/2027 (E)	1,300,000	1,392,625
Rockies Express Pipeline LLC
4.95%, 07/15/2029 (B)	158,000	162,055
SemGroup Corp. / Rose Rock Finance Corp.
5.63%, 11/15/2023	401,000	385,962
Southwestern Energy Co.
7.50%, 04/01/2026	400,000	350,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50%, 08/15/2022	405,000	388,800
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (B)	338,000	335,026
Tengizchevroil Finance Co. International, Ltd.
4.00%, 08/15/2026 (E)	2,000,000	2,045,520
Total Capital International SA
2.88%, 02/17/2022 (G)	749,000	760,439
TOTAL SA
Fixed until 10/06/2026 (F), 3.37% (A), MTN (E)	EUR 675,000	848,065
Transportadora de Gas del Peru SA
4.25%, 04/30/2028 (E)	$ 1,300,000	1,360,125
Transportadora de Gas Internacional SA
5.55%, 11/01/2028 (B)	1,300,000	1,473,888
Valero Energy Corp.
4.00%, 04/01/2029	110,000	114,747

		32,552,664

Paper & Forest Products - 0.7%
Cascades, Inc.
5.50%, 07/15/2022 (B)	311,000	314,110
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	1,400,000	1,470,014

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products (continued)
Fibria Overseas Finance, Ltd.
4.00%, 01/14/2025	$ 1,300,000	$ 1,322,100
Inversiones CMPC SA
4.38%, 05/15/2023 (E)	1,500,000	1,566,343

		4,672,567

Personal Products - 0.1%
Coty, Inc.
6.50%, 04/15/2026 (B) (G)	400,000	385,000
First Quality Finance Co., Inc.
5.00%, 07/01/2025 (B)	380,000	385,700

		770,700

Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029 (B)	260,000	271,756
Catalent Pharma Solutions, Inc.
5.00%, 07/15/2027 (B)	191,000	196,252
GlaxoSmithKline Capital PLC
3-Month LIBOR + 0.35%, 2.88% (A), 05/14/2021	2,000,000	2,005,052
3.13%, 05/14/2021	259,000	262,733
GlaxoSmithKline Capital, Inc.
3.38%, 05/15/2023	179,000	185,336
Mylan, Inc.
4.55%, 04/15/2028	196,000	206,378
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	424,000	430,919

		3,558,426

Real Estate Management & Development - 0.3%
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	375,000	382,883
Longfor Group Holdings, Ltd.
4.50%, 01/16/2028 (E)	1,500,000	1,532,440
Newmark Group, Inc.
6.13%, 11/15/2023	230,000	246,967

		2,162,290

Road & Rail - 0.1%
Avolon Holdings Funding, Ltd.
5.13%, 10/01/2023 (B)	325,000	345,345
Canadian National Railway Co.
2.85%, 12/15/2021	152,000	153,292
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	258,000	272,408

		771,045

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.
6.63%, 09/15/2027 (B)	230,000	239,918
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (B)	238,000	246,138
QUALCOMM, Inc.
3.25%, 05/20/2027	1,209,000	1,237,467

		1,723,523

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.2%
Microsoft Corp.
2.40%, 02/06/2022	$ 1,246,000	$ 1,255,762
SS&C Technologies, Inc.
5.50%, 09/30/2027 (B)	235,000	244,400

		1,500,162

Specialty Retail - 0.3%
Conn’s, Inc.
7.25%, 07/15/2022 (G)	385,000	383,075
Home Depot, Inc.
3-Month LIBOR + 0.31%, 2.83% (A), 03/01/2022	975,000	977,340
QVC, Inc.
4.85%, 04/01/2024	544,000	561,092

		1,921,507

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	520,000	574,934
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	257,000	251,539
Seagate HDD Cayman
4.75%, 01/01/2025 (G)	300,000	304,270

		1,130,743

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.
Fixed until 11/06/2023, 5.90% (A), 11/06/2028	358,000	373,015

Trading Companies & Distributors - 0.1%
GATX Corp.
4.35%, 02/15/2024	274,000	290,034
H&E Equipment Services, Inc.
5.63%, 09/01/2025	225,000	231,187

		521,221

Transportation Infrastructure - 0.3%
DP World PLC
5.63%, 09/25/2048 (B)	1,500,000	1,663,170
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.40%, 11/15/2026 (B)	203,000	205,434
3.95%, 03/10/2025 (B)	277,000	290,961

		2,159,565

Wireless Telecommunication Services - 0.6%
C&W Senior Financing DAC
6.88%, 09/15/2027 (B)	225,000	235,417
Sprint Corp.
7.88%, 09/15/2023	1,019,000	1,136,185
Vodafone Group PLC
Fixed until 04/04/2029, 7.00% (A), 04/04/2079	2,614,000	2,863,964

		4,235,566

Total Corporate Debt Securities (Cost $306,302,113)		314,599,721

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
Colombia - 1.1%
Colombia Government International Bond
3.88%, 04/25/2027	$ 7,200,000	$ 7,513,272

Egypt - 0.6%
Egypt Government International Bond
6.59%, 02/21/2028 (E)	3,700,000	3,803,718

Hong Kong - 0.0% (D)
Hong Kong Government International Bond
2.50%, 05/28/2024 (B)	202,000	205,804

India - 0.2%
Export-Import Bank of India
3.38%, 08/05/2026 (E)	1,300,000	1,306,737

Norway - 0.0% (D)
Kommunalbanken AS
1.75%, 09/15/2020 (B)	330,000	328,648

Qatar - 1.2%
Qatar Government International Bond
4.50%, 04/23/2028 (E)	7,000,000	7,892,500

Supranational - 0.2%
European Investment Bank
2.38%, 06/15/2022	502,000	508,769
Inter-American Development Bank
2.63%, 04/19/2021, MTN	815,000	823,520
International Bank for Reconstruction & Development
3.13%, 11/20/2025	281,000	300,036

		1,632,325

Total Foreign Government Obligations (Cost $21,082,193)		22,683,004

LOAN ASSIGNMENTS - 16.2%
Aerospace & Defense - 0.1%
Doncasters Finance LLC
Term Loan,
3-Month LIBOR + 3.50%, 5.83% (A), 04/09/2020 (C)	98,412	74,744
TransDigm, Inc.
Term Loan F,
3-Month LIBOR + 2.50%, 4.83% (A), 06/09/2023	618,212	613,575

		688,319

Air Freight & Logistics - 0.0% (D)
1199169 B.C. Unlimited Liability Co.
Term Loan B2,
3-Month LIBOR + 4.00%, 6.33% (A), 04/06/2026	230,781	232,012

Auto Components - 0.1%
Mavis Tire Express Services Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 03/20/2025	865,766	850,074

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Auto Components (continued)
Mavis Tire Express Services Corp. (continued)
Delayed Draw Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 03/20/2025	$ 24,787	$ 24,338

		874,412

Automobiles - 0.2%
CWGS Group LLC
Term Loan,
1-Month LIBOR + 2.75%, 4.98% (A), 11/08/2023	931	870
1-Month LIBOR + 2.75%, 5.15% (A), 11/08/2023	674,301	630,471
Wand NewCo 3, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.86% (A), 02/05/2026	612,495	616,324

		1,247,665

Building Products - 0.4%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 07/29/2022	615,253	612,946
CD&R Hydra Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 6.48% (A), 12/11/2024	923,312	919,563
Crosby Group LLC
Term Loan B,
1-Month LIBOR + 4.75%, 7.02% (A), 06/12/2026	464,143	460,468
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (A), 11/15/2023	621,000	615,012

		2,607,989

Capital Markets - 0.3%
Blackstone CQP Holdco, LP
Term Loan B,
3-Month LIBOR + 3.50%, 5.89% (A), 09/30/2024	402,083	403,591
Crown Finance, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 4.48% (A), 02/28/2025	903,379	899,540
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (A), 02/13/2025	628,934	612,621
Donnelley Financial Solutions, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.38% (A), 10/02/2023	170,588	169,735

		2,085,487

Chemicals - 0.5%
Charter NEX, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (A), 05/16/2024	700,188	690,998
Chemours Co.
Term Loan B,
1-Month LIBOR + 1.75%, 3.99% (A), 04/03/2025	595,492	563,857

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Hexion, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 5.82% (A), 06/25/2026 (C)	$ 815,507	$ 814,488
PQ Corp.
Term Loan B,
3-Month LIBOR + 2.50%, 4.76% (A), 02/08/2025	617,249	616,285
Starfruit Finco BV
Term Loan B,
1-Month LIBOR + 3.25%, 5.61% (A), 10/01/2025	957,600	941,440

		3,627,068

Commercial Services & Supplies - 0.8%
Asurion LLC
2nd Lien Term Loan,
1-Month LIBOR + 6.50%, 8.73% (A), 08/04/2025	63,905	64,970
Term Loan B6,
1-Month LIBOR + 3.00%, 5.23% (A), 11/03/2023	515,533	516,500
Term Loan B7,
1-Month LIBOR + 3.00%, 5.23% (A), 11/03/2024	331,710	332,436
BrightView Landscapes LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.75% (A), 08/15/2025	166,351	166,247
1-Month LIBOR + 2.50%, 4.81% (A), 08/15/2025	199,637	199,512
Cast and Crew Payroll LLC
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.25% (A), 02/09/2026	418,678	420,902
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (A), 02/15/2024	428,823	429,628
Garda World Security Corp.
Term Loan,
3-Month LIBOR + 3.50%, 6.02% (A), 05/24/2024	597,556	598,116
GFL Environmental, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (A), 05/30/2025	978,177	969,210
KAR Auction Services, Inc.
Term Loan B5,
3-Month LIBOR + 2.50%, 4.88% (A), 03/09/2023	48,608	48,730
Prime Security Services Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (A), 05/02/2022	864,416	862,903
West Corp.
Term Loan,
3-Month LIBOR + 4.00%, 6.52% (A), 10/10/2024	405,708	377,985
Term Loan B1,
3-Month LIBOR + 3.50%, 6.02% (A), 10/10/2024	258,045	237,724

		5,224,863

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Communications Equipment - 0.1%
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (A), 04/06/2026	$ 426,597	$ 426,730

Construction & Engineering - 0.1%
USIC Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (A), 12/08/2023	373,150	370,506

Consumer Finance - 0.2%
Altice Financing SA
Term Loan B,
1-Month LIBOR + 2.75%, 5.08% (A), 07/15/2025	442,022	423,789
Nielsen Finance LLC
Term Loan B4,
1-Month LIBOR + 2.00%, 4.37% (A), 10/04/2023	872,154	869,973

		1,293,762

Containers & Packaging - 0.3%
Berry Global, Inc.
Term Loan U,
3-Month LIBOR + 2.50%, 4.90% (A), 07/01/2026	874,145	872,834
BWAY Holding Co.
Term Loan B,
3-Month LIBOR + 3.25%, 5.59% (A), 04/03/2024	589,385	579,316
Reynolds Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 4.98% (A), 02/05/2023	611,863	611,644

		2,063,794

Diversified Consumer Services - 0.2%
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.99% (A), 05/18/2025	1,188,247	1,156,066

Diversified Financial Services - 0.6%
AI Ladder Subco SARL
Term Loan,
3-Month LIBOR + 4.50%, 6.83% (A), 07/09/2025	612,820	594,627
AlixPartners LLP
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 04/04/2024	645,729	646,374
Camelot Holdco, Ltd.
Repriced Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 10/03/2023	312,844	314,017
Dynasty Acquisition Co., Inc.
Term Loan B1,
3-Month LIBOR + 4.00%, 6.33% (A), 04/06/2026	429,253	431,542

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Financial Services (continued)
Fastlane Parent Co., Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.83% (A), 02/04/2026 (C)	$ 586,532	$ 578,468
Financial & Risk Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 5.98% (A), 10/01/2025	942,265	941,480
Lions Gate Capital Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.48% (A), 03/24/2025	403,289	401,776
Stars Group Holdings BV
Term Loan,
3-Month LIBOR + 3.50%, 5.83% (A), 07/10/2025	491,296	493,753

		4,402,037

Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 01/31/2025	1,086,551	1,078,945
Coral-US Co-Borrower LLC
Term Loan B4,
1-Month LIBOR + 3.25%, 5.48% (A), 01/30/2026	748,200	751,733
Intelsat Jackson Holdings SA
Term Loan B3,
1-Month LIBOR + 3.75%, 5.99% (A), 11/27/2023	1,539,000	1,540,539
Level 3 Financing, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.48% (A), 02/22/2024	606,364	606,553
Telesat Canada
Term Loan B4,
3-Month LIBOR + 2.50%, 4.83% (A), 11/17/2023	631,801	629,432

		4,607,202

Electric Utilities - 0.1%
Talen Energy Supply LLC
Term Loan B,
1-Month LIBOR + 3.75%, 6.11% (A), 07/08/2026	582,850	569,735

Electrical Equipment - 0.1%
EXC Holdings III Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.83% (A), 12/02/2024	60,352	60,352
2nd Lien Term Loan,
3-Month LIBOR + 7.50%, 9.83% (A), 12/01/2025	320,000	321,600
Gates Global LLC
Repriced Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 04/01/2024 (C)	579,687	576,245

		958,197

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electronic Equipment, Instruments & Components - 0.1%
Verifone Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 6.52% (A), 08/20/2025	$ 374,374	$ 363,945
Verra Mobility Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.98% (A), 02/28/2025	356,876	358,065

		722,010

Energy Equipment & Services - 0.1%
Apergy Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 4.75% (A), 05/09/2025	372,757	374,155

Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
Term Loan B,
6-Month LIBOR + 3.00%, 5.23% (A), 04/22/2026	747,505	747,972

Equity Real Estate Investment Trusts - 0.1%
ESH Hospitality, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.23% (A), 08/30/2023	430,010	430,440
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.27% (A), 12/20/2024	369,343	368,651

		799,091

Food & Staples Retailing - 0.2%
Albertsons LLC
Term Loan B6,
1-Month LIBOR + 3.00%, 5.23% (A), 06/22/2023	1,495,804	1,497,674

Food Products - 0.2%
JBS USA Lux SA
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (A), 05/01/2026	421,785	421,872
Nomad Foods Midco, Ltd.
Term Loan B4,
TBD, 05/15/2024 (C) (H)	423,000	421,943
Sunshine Luxembourg VII SARL
1st Lien Term Loan,
TBD, 07/16/2026 (C) (H)	757,691	759,901

		1,603,716

Health Care Equipment & Supplies - 0.3%
Athenahealth, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 7.05% (A), 02/11/2026	557,343	559,085
Greatbatch, Ltd.
1st Lien Term Loan B,
1-Month LIBOR + 3.00%, 5.38% (A), 10/27/2022	326,438	327,604

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Kinetic Concepts, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (A), 02/02/2024	$ 344,122	$ 344,552
Ortho-Clinical Diagnostics SA
Term Loan B,
3-Month LIBOR + 3.25%, 5.56% (A), 06/30/2025	759,941	738,093

		1,969,334

Health Care Providers & Services - 0.5%
HC Group Holdings II, Inc.
Term Loan B,
TBD, 05/21/2026 (C) (H)	872,363	868,001
HC Group Holdings III, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 5.98% (A), 04/07/2022	244,289	243,373
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 2.75%, 5.08% (A), 06/07/2023	551,459	534,522
Sotera Health Holdings LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.23% (A), 05/15/2022	762,106	752,897
Sound Inpatient Physicians
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (A), 06/27/2025	523,337	520,720
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 8.98% (A), 06/26/2026	228,492	229,634
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.98% (A), 02/06/2024	601,311	526,899

		3,676,046

Hotels, Restaurants & Leisure - 1.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.48% (A), 02/16/2024	618,834	618,680
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.25%, 4.62% (A), 09/15/2023	345,714	345,591
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 12/22/2024	926,298	917,807
ETA Australia Holdings III Pty, Ltd.
Term Loan,
1-Month LIBOR + 4.00%, 6.23% (A), 05/06/2026	431,225	432,303
Golden Nugget, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 10/04/2023	343,132	343,132
1-Month LIBOR + 2.75%, 5.06% (A), 10/04/2023	275,084	275,084
Hornblower Sub LLC
Term Loan B,
3-Month LIBOR + 4.50%, 6.83% (A), 04/27/2025	370,645	371,571

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.55% (A), 02/05/2025	$ 615,567	$ 612,182
3-Month LIBOR + 3.25%, 5.56% (A), 02/05/2025	1,562	1,554
Mohegan Tribal Gaming Authority
Term Loan B,
1-Month LIBOR + 4.00%, 6.23% (A), 10/13/2023	833,875	771,930
NEP/NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 10/20/2025	572,300	571,727
PCI Gaming Authority
Term Loan,
1-Month LIBOR + 3.00%, 5.23% (A), 05/29/2026	401,857	404,746
PF Chang’s China Bistro, Inc.
Term Loan B,
6-Month LIBOR + 6.50%, 8.70% (A), 03/01/2026	493,808	471,586
3-Month LIBOR + 6.50%, 8.83% (A), 03/01/2026	1,241	1,185
Scientific Games International, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 4.98% (A), 08/14/2024	803,175	798,657
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
1-Month LIBOR + 3.00%, 5.23% (A), 03/31/2024	617,406	617,406
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.74% (A), 06/08/2023	496,917	496,829
Travelport Finance SARL
2nd Lien Term Loan,
3-Month LIBOR + 9.00%, 11.54% (A), 03/31/2027	271,077	260,233
Term Loan,
3-Month LIBOR + 5.00%, 7.54% (A), 05/29/2026	662,339	643,297
Twin River Worldwide Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 05/02/2026	464,213	462,472

		9,417,972

Household Durables - 0.2%
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 6.00%, 8.33% (A), 12/31/2023	440,784	396,706
LTI Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (A), 09/06/2025	497,255	474,256
2nd Lien Term Loan,
1-Month LIBOR + 6.75%, 8.98% (A), 09/06/2026	259,009	235,051

		1,106,013

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Products - 0.2%
Diamond BV
Term Loan,
2-Month LIBOR + 3.00%, 5.26% (A), 09/06/2024	$ 2,453	$ 2,220
3-Month LIBOR + 3.00%, 5.26% (A), 09/06/2024	964,099	872,510
Energizer Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.69% (A), 12/17/2025	501,075	500,136

		1,374,866

Independent Power & Renewable Electricity Producers - 0.0% (D)
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 6.49% (A), 12/09/2021	371,994	325,495

Insurance - 0.7%
Alliant Holdings Intermediate LLC
Term Loan B,
3-Month LIBOR + 3.00%, 5.27% (A), 05/09/2025	1,092,519	1,074,663
AmWINS Group, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 01/25/2024 (C)	565,136	564,665
1-Month LIBOR + 2.75%, 5.11% (A), 01/25/2024 (C)	167,728	167,589
Hub International, Ltd.
Term Loan B,
3-Month LIBOR + 3.00%, 5.27% (A), 04/25/2025	938,580	928,021
3-Month LIBOR + 3.00%, 5.28% (A), 04/25/2025	2,376	2,350
Hyperion Insurance Group, Ltd.
Repriced Term Loan,
3-Month LIBOR + 3.50%, 5.75% (A), 12/20/2024	384,447	383,165
Sedgwick Claims Management Services, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (A), 12/31/2025	873,590	859,394
York Risk Services Holding Corp.
Term Loan B,
1-Month LIBOR + 3.75%, 5.98% (A), 10/01/2021	542,852	541,834

		4,521,681

IT Services - 0.5%
GTT Communications, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 05/31/2025	650,087	568,555
Moneygram International, Inc.
Term Loan B,
3-Month LIBOR + 6.00%, 8.33% (A), 05/22/2023	479,835	471,678
PI MergerCo, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 01/03/2025	918,929	914,334

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.58% (A), 11/03/2023	$ 922,932	$ 855,361
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.00%, 5.23% (A), 05/01/2024	525,061	525,718

		3,335,646

Life Sciences Tools & Services - 0.1%
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 09/27/2024	843,511	813,285

Machinery - 0.3%
Dynacast International LLC
Term Loan B2,
3-Month LIBOR + 3.25%, 5.58% (A), 01/28/2022	605,836	595,992
Gardner Denver, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 07/30/2024	414,156	414,928
Patriot Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (A), 03/20/2025	368,479	367,558
Shape Technologies Group, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 5.26% (A), 04/21/2025	308,472	294,205
Welbilt, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.73% (A), 10/23/2025
	588,000	582,610

		2,255,293

Media - 1.3%
Altice SA
Term Loan B12,
1-Month LIBOR + 3.69%, 6.01% (A), 01/31/2026	692,326	684,537
Term Loan B13,
1-Month LIBOR + 4.00%, 6.33% (A), 08/14/2026	359,408	355,252
Charter Communications Operating LLC
Term Loan B,
3-Month LIBOR + 2.00%, 4.33% (A), 04/30/2025	497,475	498,470
Cogeco Communications II, LP
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.48% (A), 01/03/2025	628,727	625,321
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 4.58% (A), 07/17/2025	1,177,611	1,166,326
Term Loan B,
1-Month LIBOR + 2.50%, 4.83% (A), 01/25/2026	403,284	399,655

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
EW Scripps Co.
Term Loan B1,
3-Month LIBOR + 2.75%, 4.98% (A), 05/01/2026	$ 342,648	$ 342,648
Gray Television, Inc.
Term Loan C,
3-Month LIBOR + 2.50%, 4.83% (A), 01/02/2026	437,800	438,562
ION Media Networks, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 5.31% (A), 12/18/2024	1,157,761	1,156,314
McGraw-Hill Global Education Holdings LLC
Term Loan B,
1-Month LIBOR + 4.00%, 6.23% (A), 05/04/2022	672,235	642,993
Meredith Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 01/31/2025	363,215	364,123
Nexstar Broadcasting, Inc.
Term Loan B4,
TBD, 06/19/2026 (C) (H)	582,365	581,273
Numericable Group SA
Term Loan B11,
1-Month LIBOR + 2.75%, 4.98% (A), 07/31/2025	307,663	294,049
Rentpath, Inc.
2nd Lien Term Loan,
1-Month LIBOR + 9.00%, 11.24% (A), 12/17/2022	765,000	91,800
Sinclair Television Group, Inc.
Term Loan B,
TBD, 07/17/2026 (C) (H)	207,368	207,497
Telenet Financing LLC
Term Loan AN,
1-Month LIBOR + 2.25%, 4.58% (A), 08/15/2026	583,974	581,200
Tribune Media Co.
Term Loan C,
1-Month LIBOR + 3.00%, 5.23% (A), 01/27/2024	625,000	623,698

		9,053,718

Metals & Mining - 0.3%
Covia Holdings Corp.
Term Loan,
3-Month LIBOR + 4.00%, 6.31% (A), 06/01/2025	510,927	430,967
Hampton Rubber Co.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 6.23% (A), 03/27/2021	615,759	608,062
U.S. Silica Co.
Term Loan B,
1-Month LIBOR + 4.00%, 6.25% (A), 05/01/2025	906,228	865,259

		1,904,288

Mortgage Real Estate Investment Trusts - 0.0% (D)
Starwood Property Trust, Inc.
Term Loan B,
TBD, 07/10/2026 (C) (H)	97,542	98,030

The notes are an integral part of this report. Transamerica Funds	Page 16

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Multiline Retail - 0.1%
Hudson’s Bay Co.
Term Loan B,
1-Month LIBOR + 3.25%, 5.64% (A), 09/30/2022	$ 370,014	$ 369,274

Oil, Gas & Consumable Fuels - 0.5%
EG America LLC
2nd Lien Term Loan,
3-Month LIBOR + 8.00%, 10.33% (A), 04/20/2026	175,229	173,148
Term Loan,
3-Month LIBOR + 4.00%, 6.33% (A), 02/07/2025	489,467	483,654
Lucid Energy Group II Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.23% (A), 02/17/2025	821,895	791,074
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 10/30/2024	493,167	487,002
Osum Production Corp.
Term Loan,
3-Month LIBOR + 9.50%, 11.83% (A), 07/31/2022	860,455	774,410
TEX Operations Co. LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.23% (A), 08/04/2023	631,801	632,365

		3,341,653

Personal Products - 0.1%
Coty, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.61% (A), 04/07/2025	944,057	906,295

Pharmaceuticals - 0.6%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 7.00%, 9.25% (A), 04/16/2021	411,798	377,825
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (A), 09/26/2024	596,246	561,515
Alvogen Pharma, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 6.98% (A), 04/02/2022	587,551	533,937
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.75% (A), 05/04/2025	453,216	415,825
Bausch Health Companies, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.13% (A), 11/27/2025	722,198	721,656
1-Month LIBOR + 3.00%, 5.38% (A), 06/02/2025	134,385	134,553

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
Term Loan B2,
1-Month LIBOR + 2.25%, 4.48% (A), 05/18/2026	$ 401,049	$ 402,385
Endo Finance Co. I SARL
Term Loan B,
3-Month LIBOR + 4.25%, 6.50% (A), 04/29/2024	755,743	683,569

		3,831,265

Professional Services - 0.1%
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (A), 05/09/2024	462,526	463,003
Stiphout Finance LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 5.23% (A), 10/26/2022	370,333	366,630

		829,633

Real Estate Management & Development - 0.3%
Brookfield WEC Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (A), 08/01/2025	607,153	609,683
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 4.48% (A), 04/18/2024	926,694	927,389
DTZ Borrower LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (A), 08/21/2025 (C)	867,995	870,527

		2,407,599

Road & Rail - 0.1%
PODS LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 5.05% (A), 12/06/2024	373,102	370,459

Semiconductors & Semiconductor Equipment - 0.2%
Bright Bidco BV
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (A), 06/30/2024	217,798	143,202
3-Month LIBOR + 3.50%, 5.83% (A), 06/30/2024	451,104	296,601
MaxLinear, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.81% (A), 05/12/2024	332,805	331,141
Microchip Technology, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 4.24% (A), 05/29/2025	300,172	299,891

		1,070,835

The notes are an integral part of this report. Transamerica Funds	Page 17

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 2.0%
Almonde, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.73% (A), 06/13/2024	$ 696,349	$ 682,771
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 9.45% (A), 06/13/2025	265,000	262,350
Applied Systems, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 5.33% (A), 09/19/2024	626,810	624,616
2nd Lien Term Loan,
3-Month LIBOR + 7.00%, 9.33% (A), 09/19/2025	249,232	251,350
Barracuda Networks, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 5.77% (A), 02/12/2025	534,013	535,015
Comet Acquisition, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 6.02% (A), 10/24/2025	349,123	346,941
Corel Corp.
Term Loan,
3-Month LIBOR + 5.00%, 7.32% (A), 06/26/2026	470,891	453,821
Cypress Intermediate Holdings III, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.99% (A), 04/26/2024	427,209	422,936
Epicor Software Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.49% (A), 06/01/2022	704,296	702,007
Greeneden Holdings II LLC
Term Loan B,
1-Month LIBOR + 3.25%, 5.48% (A), 12/01/2023	643,987	640,097
Houghton Mifflin Harcourt Publishing Co.
Term Loan B,
1-Month LIBOR + 3.00%, 5.23% (A), 05/31/2021	647,627	619,131
Infor, Inc.
Term Loan B6,
3-Month LIBOR + 2.75%, 5.08% (A), 02/01/2022	652,791	653,608
Informatica LLC
Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 08/05/2022	646,750	648,528
ION Trading Technologies SARL
Term Loan B,
3-Month LIBOR + 4.00%, 6.65% (A), 11/21/2024	640,852	618,423
Kronos, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 8.25%, 10.83% (A), 11/01/2024	240,000	246,840
Term Loan B,
3-Month LIBOR + 3.00%, 5.58% (A), 11/01/2023	617,406	617,792
MA FinanceCo. LLC
Term Loan B2,
1-Month LIBOR + 2.25%, 4.48% (A), 11/19/2021	429,140	426,637
Term Loan B3,
1-Month LIBOR + 2.50%, 4.73% (A), 06/21/2024	61,780	61,278

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
McAfee LLC
Term Loan B,
1-Month LIBOR + 3.75%, 5.99% (A), 09/30/2024	$ 859,178	$ 858,462
RP Crown Parent LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.98% (A), 10/12/2023 (C)	754,786	752,521
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.50%, 4.73% (A), 06/21/2024	417,216	413,826
Sophia, LP
Term Loan B,
3-Month LIBOR + 3.25%, 5.58% (A), 09/30/2022	900,557	899,618
SS&C Technologies Holdings SARL
Term Loan B4,
1-Month LIBOR + 2.25%, 4.48% (A), 04/16/2025	104,342	104,244
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 2.25%, 4.48% (A), 04/16/2025	153,255	153,111
Term Loan B5,
1-Month LIBOR + 2.25%, 4.48% (A), 04/16/2025 (C)	224,879	224,739
Ultimate Software Group, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 6.08% (A), 05/04/2026	400,548	403,427
Vertafore, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 5.48% (A), 07/02/2025	637,394	625,177
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 9.48% (A), 07/02/2026	322,041	320,699

		13,569,965

Specialty Retail - 0.2%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 7.23% (A), 09/25/2024	1,230,352	1,162,682
JP Intermediate B LLC
Term Loan,
3-Month LIBOR + 5.50%, 7.76% (A), 11/20/2025	317,747	271,674

		1,434,356

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC
Term Loan B,
1-Month LIBOR + 2.00%, 4.24% (A), 09/07/2023	630,189	631,765
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 5.13% (A), 11/06/2023	592,098	558,052

		1,189,817

The notes are an integral part of this report. Transamerica Funds	Page 18

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods - 0.1%
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.73% (A), 12/15/2024	$ 618,593	$ 608,025

Trading Companies & Distributors - 0.1%
ASP Unifrax Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 6.08% (A), 12/12/2025	368,150	353,884
Univar, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 4.48% (A), 07/01/2024	575,659	575,351

		929,235

Wireless Telecommunication Services - 0.2%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.75% (A), 02/02/2024	1,573,603	1,568,358

Total Loan Assignments (Cost $112,331,716)		110,458,898

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Federal National Mortgage Association
4.00%, 03/01/2049	1,517,708	1,570,567

Total U.S. Government Agency Obligation (Cost $1,559,919)		1,570,567

U.S. GOVERNMENT OBLIGATIONS - 0.6%
U.S. Treasury - 0.6%
U.S. Treasury Note
1.75%, 04/30/2022 - 06/30/2024	3,400,000	3,389,852
2.63%, 02/15/2029	600,000	631,289

Total U.S. Government Obligations (Cost $3,949,696)		4,021,141

	Shares	Value
COMMON STOCKS - 0.0% (D)
Household Durables - 0.0% (D)
API Heat Transfer Intermediate Corp. (I)	472,381	136,991

Machinery - 0.0% (D)
Ameriforge Group, Inc. (I) (J) (K) (L)	2,679	128,592

Total Common Stocks (Cost $247,541)		265,583

PREFERRED STOCKS - 2.4%
Banks - 1.3%
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (A)	49,970	1,145,312
Bank of America Corp.,
Series K*, Fixed until 12/15/2066, 6.45% (A) (G)	6,800	178,908

	Shares	Value
PREFERRED STOCKS (continued)
Banks (continued)
Deutsche Bank Contingent Capital Trust II,
6.55% (G)	39,850	$ 980,709
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 8.30% (A)	259,000	6,827,240

		9,132,169

Capital Markets - 0.2%
Oaktree Capital Group LLC
Series A, 6.63% (G)	14,800	396,936
Series B, 6.55% (G)	25,871	693,601

		1,090,537

Household Durables - 0.0% (D)
API Heat Transfer Intermediate Corp.,
0.00%	100,682	78,532

Insurance - 0.6%
Athene Holding, Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (A)	155,850	4,257,822

Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer Operating, LP,
Series E, Fixed until 05/15/2024, 7.60% (A)	44,550	1,107,958

Real Estate Management & Development - 0.1%
Brookfield Property Partners, LP,
Series A, 6.50%	30,325	778,746

Total Preferred Stocks (Cost $15,973,358)		16,445,764

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury Bill
2.12% (M), 10/10/2019 (N)	$ 1,350,000	1,344,627
2.40% (M), 01/02/2020 (N)	210,000	208,189
2.44% (M), 10/03/2019	30,375,000	30,266,863

Total Short-Term U.S. Government Obligations (Cost $31,801,126)		31,819,679

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 9.6%
Money Market Funds - 9.6%
State Street Institutional U.S. Government Money Market Fund	64,965,778	64,965,778

Total Short-Term Investment Companies (Cost $64,965,778)		64,965,778

OTHER INVESTMENT COMPANY - 1.8%
Securities Lending Collateral - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (M)	12,041,785	12,041,785

Total Other Investment Company (Cost $12,041,785)		12,041,785

Total Investments (Cost $704,475,053)		711,404,657
Net Other Assets (Liabilities) - (4.6)%		(31,240,379)

Net Assets - 100.0%		$ 680,164,278

The notes are an integral part of this report. Transamerica Funds	Page 19

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FUTURES CONTRACTS:

Short Futures Contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(930)	09/19/2019	$ (117,199,623)	$ (118,502,344)	$ —	$ (1,302,721)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/24/2019	USD	10,929,035	EUR	9,761,257	$47,330	$ —

SECURITY VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$132,532,737	$—	$132,532,737
Corporate Debt Securities	—	314,599,721	—	314,599,721
Foreign Government Obligations	—	22,683,004	—	22,683,004
Loan Assignments	—	110,458,898	—	110,458,898
U.S. Government Agency Obligation	—	1,570,567	—	1,570,567
U.S. Government Obligations	—	4,021,141	—	4,021,141
Common Stocks	—	136,991	128,592	265,583
Preferred Stocks	16,367,232	78,532	—	16,445,764
Short-Term U.S. Government Obligations	—	31,819,679	—	31,819,679
Short-Term Investment Companies	64,965,778	—	—	64,965,778
Other Investment Company	12,041,785	—	—	12,041,785

Total Investments	$93,374,795	$617,901,270	$128,592	$711,404,657

Other Financial Instruments
Forward Foreign Currency Contracts (Q)	$—	$47,330	$—	$47,330

Total Other Financial Instruments	$—	$47,330	$—	$47,330

LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(1,302,721)	$—	$—	$(1,302,721)

Total Other Financial Instruments	$(1,302,721)	$—	$—	$(1,302,721)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (K)	$128,592	$—	$—	$—

The notes are an integral part of this report. Transamerica Funds	Page 20

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the total value of 144A securities is $152,985,293, representing 22.5% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2019. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the total value of Regulation S securities is $79,818,019, representing 11.7% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,786,788. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	All or a portion of the security represents unsettled loan commitments at July 31, 2019 where the rate will be determined at time of settlement.
(I)	Non-income producing securities.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2019, the value of the security is $128,592, representing less than 0.1% of the Fund’s net assets.
(K)	Transferred from Level 1 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	Rates disclosed reflect the yields at July 31, 2019.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,560,000.
(O)	The Fund recognizes transfers in and out of Level 3 as of July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.
(Q)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 21

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 1.3%
Raytheon Co.	80,771	$ 14,723,746

Banks - 0.6%
SVB Financial Group (A)	28,597	6,633,646

Beverages - 2.5%
Constellation Brands, Inc., Class A	78,144	15,380,302
Monster Beverage Corp. (A)	195,858	12,626,965

		28,007,267

Biotechnology - 2.2%
Neurocrine Biosciences, Inc. (A)	97,584	9,406,122
Seattle Genetics, Inc. (A)	98,283	7,441,006
Vertex Pharmaceuticals, Inc. (A)	49,870	8,309,339

		25,156,467

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	237,718	13,060,227

Capital Markets - 1.6%
BlackRock, Inc.	14,856	6,947,854
Intercontinental Exchange, Inc.	125,135	10,994,361

		17,942,215

Chemicals - 1.8%
PPG Industries, Inc.	109,625	12,868,879
Sherwin-Williams Co.	14,429	7,402,654

		20,271,533

Commercial Services & Supplies - 0.8%
Copart, Inc. (A)	116,137	9,004,102

Consumer Finance - 0.8%
Capital One Financial Corp.	94,245	8,710,123

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	245,514	13,569,559

Electrical Equipment - 1.6%
AMETEK, Inc.	123,656	11,080,814
Eaton Corp. PLC	92,349	7,590,164

		18,670,978

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	93,752	11,077,736

Entertainment - 2.1%
Activision Blizzard, Inc.	225,980	11,014,265
Walt Disney Co.	93,176	13,325,100

		24,339,365

Equity Real Estate Investment Trusts - 1.2%
American Tower Corp.	67,285	14,238,852

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	72,748	20,051,531

Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	208,936	17,544,356
Boston Scientific Corp. (A)	310,110	13,167,271

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (A)	52,659	$ 11,208,468
Teleflex, Inc.	34,071	11,575,281

		53,495,376

Health Care Providers & Services - 2.4%
UnitedHealth Group, Inc.	107,701	26,818,626

Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	143,375	13,842,856

Household Products - 1.3%
Colgate-Palmolive Co.	204,882	14,698,235

Insurance - 0.9%
Allstate Corp.	91,492	9,826,241

Interactive Media & Services - 10.4%
Alphabet, Inc., Class A (A)	44,515	54,228,173
Alphabet, Inc., Class C (A)	16,334	19,873,251
Facebook, Inc., Class A (A)	230,346	44,740,104

		118,841,528

Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (A)	35,204	65,718,123
Booking Holdings, Inc. (A)	5,662	10,681,986
Wayfair, Inc., Class A (A)	46,614	6,113,892

		82,514,001

IT Services - 10.4%
EPAM Systems, Inc. (A)	50,132	9,715,080
FleetCor Technologies, Inc. (A)	69,697	19,805,796
Global Payments, Inc.	113,353	19,034,236
GoDaddy, Inc., Class A (A)	240,283	17,631,967
Mastercard, Inc., Class A	127,592	34,739,474
PayPal Holdings, Inc. (A)	161,652	17,846,381

		118,772,934

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	60,873	16,903,215

Machinery - 3.5%
Illinois Tool Works, Inc.	84,733	13,068,371
Middleby Corp. (A)	57,453	7,720,534
Nordson Corp.	78,307	11,092,970
Snap-on, Inc.	50,502	7,707,110

		39,588,985

Oil, Gas & Consumable Fuels - 0.5%
Continental Resources, Inc. (A)	149,061	5,540,597

Pharmaceuticals - 0.8%
Allergan PLC	53,608	8,604,084

Professional Services - 1.4%
Equifax, Inc.	54,243	7,544,659
IHS Markit, Ltd. (A)	131,947	8,500,026

		16,044,685

Road & Rail - 1.2%
Norfolk Southern Corp.	50,427	9,637,608
Uber Technologies, Inc. (A) (B)	85,687	3,610,850

		13,248,458

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (A)	409,293	$ 12,462,972
Marvell Technology Group, Ltd.	373,733	9,814,229
Micron Technology, Inc. (A)	221,843	9,958,532
ON Semiconductor Corp. (A)	326,648	7,026,198

		39,261,931

Software - 14.7%
Adobe, Inc. (A)	62,216	18,593,874
DocuSign, Inc. (A)	154,375	7,984,275
Guidewire Software, Inc. (A)	116,671	11,909,776
Microsoft Corp.	521,578	71,075,434
salesforce.com, Inc. (A)	142,950	22,085,775
ServiceNow, Inc. (A)	51,776	14,362,144
SS&C Technologies Holdings, Inc.	229,941	11,025,671
Workday, Inc., Class A (A)	53,297	10,658,334

		167,695,283

Specialty Retail - 1.3%
TJX Cos., Inc.	280,846	15,322,958

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	297,815	63,446,508
NetApp, Inc.	141,415	8,271,363

		71,717,871

Textiles, Apparel & Luxury Goods - 4.8%
NIKE, Inc., Class B	257,423	22,146,100
PVH Corp.	99,616	8,857,855
Under Armour, Inc., Class C (A)	523,909	10,656,309
VF Corp.	151,928	13,276,988

		54,937,252

Total Common Stocks (Cost $662,403,533)		1,133,132,463

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.32% (C)	3,647,690	$ 3,647,690

Total Other Investment Company (Cost $3,647,690)		3,647,690

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.45% (C), dated 07/31/2019, to be repurchased at $8,518,691 on 08/01/2019. Collateralized by U.S. Government Obligations, 1.13% - 2.38%, due 02/28/2021 - 03/15/2021, and with a total value of $8,692,555.	$ 8,518,348	8,518,348

Total Repurchase Agreement (Cost $8,518,348)		8,518,348

Total Investments (Cost $674,569,571)		1,145,298,501
Net Other Assets (Liabilities) - (0.5)%		(5,685,199)

Net Assets - 100.0%		$ 1,139,613,302

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,133,132,463	$—	$—	$1,133,132,463
Other Investment Company	3,647,690	—	—	3,647,690
Repurchase Agreement	—	8,518,348	—	8,518,348

Total Investments	$1,136,780,153	$8,518,348	$—	$1,145,298,501

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $3,574,736. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2019.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2019. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

NOTES TO SCHEDULES OF INVESTMENTS

At July 31, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund	Fund

Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)

Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)

Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)

Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)

Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)

Transamerica Asset Allocation Long Horizon (“Long Horizon”)

Transamerica Asset Allocation Short Horizon (“Short Horizon”)

Transamerica Balanced II (“Balanced II”)

Transamerica Bond (“Bond”)

Transamerica Capital Growth (“Capital Growth”)

Transamerica ClearTrack® 2015 (“ClearTrack® 2015”) (A)

Transamerica ClearTrack® 2020 (“ClearTrack® 2020”) (B)

Transamerica ClearTrack® 2025 (“ClearTrack® 2025”) (C)

Transamerica ClearTrack® 2030 (“ClearTrack® 2030”) (D)

Transamerica ClearTrack® 2035 (“ClearTrack® 2035”) (E)

Transamerica ClearTrack® 2040 (“ClearTrack® 2040”) (F)

Transamerica ClearTrack® 2045 (“ClearTrack® 2045”) (G)

Transamerica ClearTrack® 2050 (“ClearTrack® 2050”) (H)

Transamerica ClearTrack® 2055 (“ClearTrack® 2055”) (I)

Transamerica ClearTrack® 2060 (“ClearTrack® 2060”) (J)

Transamerica ClearTrack® Retirement Income (“ClearTrack® Retirement Income”) (K)

Transamerica Concentrated Growth (“Concentrated Growth”)

Transamerica Core Bond (“Core Bond”)

Transamerica Dividend Focused (“Dividend Focused”)

Transamerica Dynamic Allocation (“Dynamic Allocation”)

Transamerica Dynamic Income (“Dynamic Income”)

Transamerica Emerging Markets Debt (“Emerging Markets Debt”)

Transamerica Emerging Markets Equity (“Emerging Markets Equity”)

Transamerica Event Driven (“Event Driven”)

Transamerica Floating Rate (“Floating Rate”)

Transamerica Global Equity (“Global Equity”)

Transamerica Global Multifactor Macro (“Global Multifactor Macro”) (L)

Transamerica Global Real Estate Securities (“Global Real Estate Securities”)

Transamerica Growth (“Growth”)

Transamerica High Quality Bond (“High Quality Bond”)

Transamerica High Yield Bond (“High Yield Bond”)

Transamerica High Yield Muni (“High Yield Muni”)

Transamerica Inflation Opportunities (“Inflation Opportunities”)

Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)

Transamerica Intermediate Bond (“Intermediate Bond”)

Transamerica Intermediate Muni (“Intermediate Muni”)

Transamerica International Equity (“International Equity”)

Transamerica International Growth (“International Growth”)

Transamerica International Small Cap Value (“International Small Cap Value”)

Transamerica International Stock (“International Stock”)

Transamerica International Value (“International Value”)

Transamerica Large Cap Value (“Large Cap Value”)

Transamerica Large Core (“Large Core”)

Transamerica Large Growth (“Large Growth”)

Transamerica Large Value Opportunities (“Large Value Opportunities”)

Transamerica Long/Short Strategy (“Long/Short Strategy”)

Transamerica Managed Futures Strategy (“Managed Futures Strategy”) (L)

Transamerica Mid Cap Growth (“Mid Cap Growth”)

Transamerica Mid Cap Value (“Mid Cap Value”)

Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)

Transamerica MLP & Energy Income (“MLP & Energy Income”)

Transamerica Multi-Asset Income (“Multi-Asset Income”) (M)

Transamerica Multi-Cap Growth (“Multi-Cap Growth”)

Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)

Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”)

Transamerica Short-Term Bond (“Short-Term Bond”)

Transamerica Small Cap Core (“Small Cap Core”)

Transamerica Small Cap Growth (“Small Cap Growth”)

Transamerica Small Cap Value (“Small Cap Value”)

Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)

Transamerica Total Return (“Total Return”)

Transamerica Unconstrained Bond (“Unconstrained Bond”)

Transamerica US Growth (“US Growth”)

(A)	Formerly, ClearTrack® 2015.
(B)	Formerly, ClearTrack® 2020.
(C)	Formerly, ClearTrack® 2025.
(D)	Formerly, ClearTrack® 2030.
(E)	Formerly, ClearTrack® 2035.
(F)	Formerly, ClearTrack® 2040.
(G)	Formerly, ClearTrack® 2045.
(H)	Formerly, ClearTrack® 2050.

Transamerica Funds	Page 1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

1. ORGANIZATION (continued)

(I)	Formerly, ClearTrack® 2055.
(J)	Formerly, ClearTrack® 2060.
(K)	Formerly, ClearTrack® Retirement Income.
(L)	Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. Please reference the Basis for Consolidation section of the Notes to Schedule of Investments for more information.
(M)	Formerly, Transamerica Strategic High Income.

Emerging Markets Debt, Event Driven, Global Multifactor Macro, Global Real Estate Securities, High Yield Muni, Managed Futures Strategy and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM is responsible for the day-to-day management of Intermediate Horizon, Long Horizon and Short Horizon. For each of the other Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of these other Funds without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary” and collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands and are wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

At July 31, 2019, the net assets of each Subsidiary as a percentage of each Fund’s net assets is as follows:

Fund	Subsidiary	Subsidiary Net Assets	Percentage of Net Assets
Global Multifactor Macro	Transamerica Cayman Global Multifactor Macro, Ltd.	$18,011,004	23.40%
Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	32,009,324	22.66

Transamerica Funds	Page 2

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at July 31, 2019, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Funds	Page 3

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

4. SECURITY VALUATION (continued)

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying Funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: A Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

4. SECURITY VALUATION (continued)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Funds not listed in the subsequent table do not have any unfunded commitments during the period.

Transamerica Funds	Page 5

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
Heartland Dental LLC, Delayed Draw Term Loan	$65,217	$(2,486)
Justrite Safety Group, Delayed Draw Term Loan	108,696	401
Mavis Tire Express Services Corp., Delayed Draw Term Loan	150,999	(2,843)
Mister Car Wash Holdings, Inc., Delayed Draw Term Loan	29,167	(67)
United PF Holdings LLC, Delayed Draw Term Loan	90,278	113

Total	$444,357	$(4,882)

Unconstrained Bond
Mavis Tire Express Services Corp., Delayed Draw Term Loan	$85,123	$(1,329)

Total	$85,123	$(1,329)

Open secured loan participations and assignments at July 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at July 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at July 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted securities: The Funds may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at July 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at July 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

Transamerica Funds	Page 6

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at July 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of July 31, 2019, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at July 31, 2019.

Repurchase agreements at July 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements are considered to be a form of borrowing. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended July 31, 2019, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any reverse repurchase agreements during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$119,748,625	273	2.55%

Open reverse repurchase agreements at July 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

Transamerica Funds	Page 7

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates.

For the period ended July 31, 2019, the Funds’ average borrowings are as follows. Funds not listed in the subsequent table do not have any sale-buybacks during the period.

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$4,097,849	141	2.38%

Open sale-buyback financing transactions at July 31, 2019, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities on non-U.S. fixed income investments, as well as on securities traded on U.S. exchanges. Loan counterparties pledge cash collateral with a value of at least 105% of the current value of the loaned securities for non-U.S. equity positions. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio (the “Navigator”), a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at July 31, 2019, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at July 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 8

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2019. Funds not listed in the subsequent table have not entered into secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced II
Securities Lending Transactions
Common Stocks	$197,338	$—	$—	$—	$197,338
Corporate Debt Securities	560,727	—	—	—	560,727

Total Securities Lending Transactions	$758,065	$—	$—	$—	$758,065

Total Borrowings	$758,065	$—	$—	$—	$758,065

Bond
Securities Lending Transactions
Corporate Debt Securities	$17,328,416	$—	$—	$—	$17,328,416
Foreign Government Obligations	350,072	—	—	—	350,072

Total Securities Lending Transactions	$17,678,488	$—	$—	$—	$17,678,488

Total Borrowings	$17,678,488	$—	$—	$—	$17,678,488

Capital Growth
Securities Lending Transactions
Common Stocks	$112,348,739	$—	$—	$—	$112,348,739

Total Borrowings	$112,348,739	$—	$—	$—	$112,348,739

ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$3,869,891	$—	$—	$—	$3,869,891

Total Borrowings	$3,869,891	$—	$—	$—	$3,869,891

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$6,697,994	$—	$—	$—	$6,697,994

Total Borrowings	$6,697,994	$—	$—	$—	$6,697,994

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$5,628,151	$—	$—	$—	$5,628,151

Total Borrowings	$5,628,151	$—	$—	$—	$5,628,151

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$9,605,029	$—	$—	$—	$9,605,029

Total Borrowings	$9,605,029	$—	$—	$—	$9,605,029

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$870,696	$—	$—	$—	$870,696

Total Borrowings	$870,696	$—	$—	$—	$870,696

ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$3,566,268	$—	$—	$—	$3,566,268

Total Borrowings	$3,566,268	$—	$—	$—	$3,566,268

ClearTrack® 2045
Securities Lending Transactions
Exchange-Traded Funds	$8,255,196	$—	$—	$—	$8,255,196

Total Borrowings	$8,255,196	$—	$—	$—	$8,255,196

Transamerica Funds	Page 9

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2050
Securities Lending Transactions
Exchange-Traded Funds	$7,058,935	$—	$—	$—	$7,058,935

Total Borrowings	$7,058,935	$—	$—	$—	$7,058,935

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$4,475,877	$—	$—	$—	$4,475,877

Total Borrowings	$4,475,877	$—	$—	$—	$4,475,877

Concentrated Growth
Securities Lending Transactions
Common Stocks	$3,544,114	$—	$—	$—	$3,544,114

Total Borrowings	$3,544,114	$—	$—	$—	$3,544,114

Core Bond
Securities Lending Transactions
Corporate Debt Securities	$1,978,869	$—	$—	$—	$1,978,869
Foreign Government Obligations	222,213	—	—	—	222,213
U.S. Government Obligations	6,673,067	—	—	—	6,673,067

Total Securities Lending Transactions	$8,874,149	$—	$—	$—	$8,874,149

Total Borrowings	$8,874,149	$—	$—	$—	$8,874,149

Dividend Focused
Securities Lending Transactions
Common Stocks	$7,890,764	$—	$—	$—	$7,890,764

Total Borrowings	$7,890,764	$—	$—	$—	$7,890,764

Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$3,561,659	$—	$—	$—	$3,561,659

Total Borrowings	$3,561,659	$—	$—	$—	$3,561,659

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$25,797,657	$—	$—	$—	$25,797,657

Total Borrowings	$25,797,657	$—	$—	$—	$25,797,657

Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$12,243,003	$—	$—	$—	$12,243,003
Foreign Government Obligations	4,785,632	—	—	—	4,785,632

Total Securities Lending Transactions	$17,028,635	$—	$—	$—	$17,028,635

Total Borrowings	$17,028,635	$—	$—	$—	$17,028,635

Emerging Markets Equity
Securities Lending Transactions
Common Stocks	$3,734,449	$—	$—	$—	$3,734,449

Total Borrowings	$3,734,449	$—	$—	$—	$3,734,449

Event Driven
Securities Lending Transactions
Common Stocks	$1,060,710	$—	$—	$—	$1,060,710
Convertible Bonds	4,452,373	—	—	—	4,452,373

Total Securities Lending Transactions	$5,513,083	$—	$—	$—	$5,513,083

Total Borrowings	$5,513,083	$—	$—	$—	$5,513,083

Transamerica Funds	Page 10

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$2,709,730	$—	$—	$—	$2,709,730
Exchange-Traded Funds	2,751,707	—	—	—	2,751,707

Total Securities Lending Transactions	$5,461,437	$—	$—	$—	$5,461,437

Total Borrowings	$5,461,437	$—	$—	$—	$5,461,437

Global Equity
Securities Lending Transactions
Common Stocks	$1,355,258	$—	$—	$—	$1,355,258

Total Borrowings	$1,355,258	$—	$—	$—	$1,355,258

Growth
Securities Lending Transactions
Common Stocks	$3,371,477	$—	$—	$—	$3,371,477

Total Borrowings	$3,371,477	$—	$—	$—	$3,371,477

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$193,200	$—	$—	$—	$193,200

Total Borrowings	$193,200	$—	$—	$—	$193,200

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$63,323,085	$—	$—	$—	$63,323,085

Total Borrowings	$63,323,085	$—	$—	$—	$63,323,085

High Yield Muni
Securities Lending Transactions
Investment Companies	$32,175	$—	$—	$—	$32,175

Total Borrowings	$32,175	$—	$—	$—	$32,175

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$418,545	$—	$—	$—	$418,545

Total Borrowings	$418,545	$—	$—	$—	$418,545

Inflation-Protected Securities
Securities Lending Transactions
Corporate Debt Securities	$174,660	$—	$—	$—	$174,660

Total Borrowings	$174,660	$—	$—	$—	$174,660

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$19,313,889	$—	$—	$—	$19,313,889
Foreign Government Obligations	1,111,436	—	—	—	1,111,436

Total Securities Lending Transactions	$20,425,325	$—	$—	$—	$20,425,325

Total Borrowings	$20,425,325	$—	$—	$—	$20,425,325

International Equity
Securities Lending Transactions
Common Stocks	$14,691,059	$—	$—	$—	$14,691,059

Total Borrowings	$14,691,059	$—	$—	$—	$14,691,059

Transamerica Funds	Page 11

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
International Growth
Securities Lending Transactions
Common Stocks	$23,828,535	$—	$—	$—	$23,828,535

Total Borrowings	$23,828,535	$—	$—	$—	$23,828,535

International Small Cap Value
Securities Lending Transactions
Common Stocks	$15,746,311	$—	$—	$—	$15,746,311

Total Borrowings	$15,746,311	$—	$—	$—	$15,746,311

International Value
Securities Lending Transactions
Common Stocks	$84,901	$—	$—	$—	$84,901

Total Borrowings	$84,901	$—	$—	$—	$84,901

Large Cap Value
Securities Lending Transactions
Common Stocks	$32,329,841	$—	$—	$—	$32,329,841

Total Borrowings	$32,329,841	$—	$—	$—	$32,329,841

Large Core
Securities Lending Transactions
Common Stocks	$514,348	$—	$—	$—	$514,348

Total Borrowings	$514,348	$—	$—	$—	$514,348

Large Growth
Securities Lending Transactions
Common Stocks	$8,550,544	$—	$—	$—	$8,550,544

Total Borrowings	$8,550,544	$—	$—	$—	$8,550,544

Large Value Opportunities
Securities Lending Transactions
Common Stocks	$420,680	$—	$—	$—	$420,680
Exchange-Traded Funds	2,994,049	—	—	—	2,994,049

Total Securities Lending Transactions	$3,414,729	$—	$—	$—	$3,414,729

Total Borrowings	$3,414,729	$—	$—	$—	$3,414,729

Mid Cap Growth
Securities Lending Transactions
Common Stocks	$1,035,284	$—	$—	$—	$1,035,284

Total Borrowings	$1,035,284	$—	$—	$—	$1,035,284

Mid Cap Value
Securities Lending Transactions
Common Stocks	$2,297,069	$—	$—	$—	$2,297,069

Total Borrowings	$2,297,069	$—	$—	$—	$2,297,069

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$1,156,800	$—	$—	$—	$1,156,800

Total Borrowings	$1,156,800	$—	$—	$—	$1,156,800

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$3,526,366	$—	$—	$—	$3,526,366

Total Borrowings	$3,526,366	$—	$—	$—	$3,526,366

Transamerica Funds	Page 12

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Multi-Asset Income
Securities Lending Transactions
Preferred Stocks	$839,367	$—	$—	$—	$839,367
Corporate Debt Securities	3,766,691	—	—	—	3,766,691

Total Securities Lending Transactions	$4,606,058	$—	$—	$—	$4,606,058

Total Borrowings	$4,606,058	$—	$—	$—	$4,606,058

Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$2,482,227	$—	$—	$—	$2,482,227
Corporate Debt Securities	5,041,483	—	—	—	5,041,483
Foreign Government Obligations	257,758	—	—	—	257,758

Total Securities Lending Transactions	$7,781,468	$—	$—	$—	$7,781,468

Total Borrowings	$7,781,468	$—	$—	$—	$7,781,468

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$17,928,223	$—	$—	$—	$17,928,223

Total Borrowings	$17,928,223	$—	$—	$—	$17,928,223

Small Cap Core
Securities Lending Transactions
Common Stocks	$8,865,012	$—	$—	$—	$8,865,012

Total Borrowings	$8,865,012	$—	$—	$—	$8,865,012

Small Cap Growth
Securities Lending Transactions
Common Stocks	$9,512,236	$—	$—	$—	$9,512,236

Total Borrowings	$9,512,236	$—	$—	$—	$9,512,236

Small Cap Value
Securities Lending Transactions
Common Stocks	$20,045,833	$—	$—	$—	$20,045,833

Total Borrowings	$20,045,833	$—	$—	$—	$20,045,833

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$7,342,859	$—	$—	$—	$7,342,859

Total Borrowings	$7,342,859	$—	$—	$—	$7,342,859

Total Return
Securities Lending Transactions
Corporate Debt Securities	$7,353,976	$—	$—	$—	$7,353,976
U.S. Government Obligations	551,259	—	—	—	551,259

Total Securities Lending Transactions	$7,905,235	$—	$—	$—	$7,905,235

Reverse Repurchase Agreements
U.S. Government Obligations	$34,712,557	$151,414,331	$10,114,218	$—	$196,241,106
Cash	44,826	—	—	—	44,826

Total Reverse Repurchase Agreements	$34,757,383	$151,414,331	$10,114,218	$—	$196,285,932

Sale Buy-back Transactions
U.S. Government Obligations	$4,290,488	$2,655,439	$—	$2,643,439	$9,589,366

Total Borrowings	$46,953,106	$154,069,770	$10,114,218	$2,643,439	$213,780,533

Transamerica Funds	Page 13

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$10,692,904	$—	$—	$—	$10,692,904
Preferred Stocks	1,348,881	—	—	—	1,348,881

Total Securities Lending Transactions	$12,041,785	$—	$—	$—	$12,041,785

Total Borrowings	$12,041,785	$—	$—	$—	$12,041,785

US Growth
Securities Lending Transactions
Common Stocks	$3,647,690	$—	$—	$—	$3,647,690

Total Borrowings	$3,647,690	$—	$—	$—	$3,647,690

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Funds	Page 14

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Credit default swaptions: The Funds may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Funds the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Transamerica Funds	Page 15

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open option contracts at July 31, 2019, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Funds may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at July 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Transamerica Funds	Page 16

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open futures contracts at July 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond and Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at July 31, 2019, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectuses for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. A Fund may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a Fund fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so a Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Transamerica Funds	Page 17

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

8. RISK FACTORS (continued)

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of a Fund’s investments in such securities may decline if interest rates rise. The value of a Fund’s investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund or portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Municipal security risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

A fund may invest in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory. To the extent a fund holds any municipal securities of issuers in Guan, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, a fund may lose some or all of the value of those investments.

Real estate investment trusts (“REIT”) and real estate risk: Investing in real estate investment trusts “REITs” involves unique risks. When a Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to a Fund.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2019

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on a Fund’s financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and has early adopted the disclosure requirements and the impact is reflected within a Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Board has approved the reorganization of Multi-Cap Growth into US Growth. This reorganization will be effective on or about August 2, 2019.

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